UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab Fixed-Income ETFs and Schwab Municipal Bond ETF

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1: Report(s) to Shareholders.

Annual Report | December 31, 2022
Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF	SCHP
Schwab Short-Term U.S. Treasury ETF	SCHO
Schwab Intermediate-Term U.S. Treasury ETF	SCHR
Schwab Long-Term U.S. Treasury ETF	SCHQ
Schwab U.S. Aggregate Bond ETF	SCHZ
Schwab 1-5 Year Corporate Bond ETF	SCHJ
Schwab 5-10 Year Corporate Bond ETF	SCHI

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: SEI Investments Distribution Co. (SIDCO)
1Schwab Fixed-Income ETFs | Annual Report

Schwab Fixed-Income ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Total Returns for the 12 Months Ended December 31, 2022
Schwab U.S. TIPS ETF (Ticker Symbol: SCHP)
Market Price Return[1]	-12.02%
NAV Return[1]	-11.96%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM	-11.85%
ETF Category: Morningstar Inflation-Protected Bond[2]	-8.98%
Performance Details	pages 7-8

Schwab Short-Term U.S. Treasury ETF (Ticker Symbol: SCHO)
Market Price Return[1]	-3.87%
NAV Return[1]	-3.85%
Bloomberg US Treasury 1-3 Year Index	-3.82%
ETF Category: Morningstar Short Government[2]	-5.15%
Performance Details	pages 9-10

Schwab Intermediate-Term U.S. Treasury ETF (Ticker Symbol: SCHR)
Market Price Return[1]	-10.58%
NAV Return[1]	-10.63%
Bloomberg US Treasury 3-10 Year Index	-10.50%
ETF Category: Morningstar Intermediate Government[2]	-11.27%
Performance Details	pages 11-12

Schwab Long-Term U.S. Treasury ETF (Ticker Symbol: SCHQ)
Market Price Return[1]	-29.45%
NAV Return[1]	-29.42%
Bloomberg US Long Treasury Index	-29.26%
ETF Category: Morningstar Long Government[2]	-29.97%
Performance Details	pages 13-14
Total Returns for the 12 Months Ended December 31, 2022
Schwab U.S. Aggregate Bond ETF (Ticker Symbol: SCHZ)
Market Price Return[1]	-13.17%
NAV Return[1]	-13.09%
Bloomberg US Aggregate Bond Index	-13.01%
ETF Category: Morningstar Intermediate Core Bond[2]	-13.32%
Performance Details	pages 15-16

Schwab 1-5 Year Corporate Bond ETF (Ticker Symbol: SCHJ)
Market Price Return[1]	-5.73%
NAV Return[1]	-5.65%
Bloomberg US 1-5 Year Corporate Bond Index	-5.62%
ETF Category: Morningstar Short-Term Bond[2]	-5.22%
Performance Details	pages 17-18

Schwab 5-10 Year Corporate Bond ETF (Ticker Symbol: SCHI)
Market Price Return[1]	-14.06%
NAV Return[1]	-14.00%
Bloomberg US 5-10 Year Corporate Bond Index	-13.89%
ETF Category: Morningstar Corporate Bond[2]	-15.15%
Performance Details	pages 19-20

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
U.S. Treasury Inflation-Protected Securities (TIPS) generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
Index ownership — Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively Bloomberg). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
1
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
Schwab Fixed-Income ETFs | Annual Report2

Schwab Fixed-Income ETFs
From the President

Jonathan de St. Paer
President of Schwab Asset
Management and the funds
covered in this report.
Dear Shareholder,
Financial markets faced a tough environment in 2022, as both equity and fixed-income asset classes came under pressure due to rampant inflation, rising interest rates, and increasing geopolitical uncertainty. Focus shifted early in the year from the ongoing COVID-19 pandemic to Russia’s invasion of Ukraine in late-February. Inflation, already ticking up at the start of the year, accelerated in the face of spiking commodity prices exacerbated by the war in Ukraine. Central banks, led by the U.S. Federal Reserve, aggressively hiked interest rates to slow economic growth and curb inflation. The U.S. federal funds rate increased from near zero in January and February to over 4% by December, the most rapid increase since the early 1980s. Rising interest rates drove bond yields higher, undermining security prices. (Bond yields and bond prices typically move in opposite directions.) The broad U.S. bond market, as measured by the Bloomberg US Aggregate Bond Index, suffered its steepest decline on record, returning -13.0% for the year. While short-term bonds experienced milder losses than long-term bonds, investors found few safe harbors during a period of historic market weakness.
Economic and political uncertainties may continue to roil financial markets over the short term particularly until inflation has been brought under control and the economy resumes an upward trajectory. At Schwab Asset Management, we believe maintaining a diversified, long-term investing plan that reflects your risk tolerance and long-term financial goals is important in the face of short-term uncertainty. At Schwab Asset Management, we offer a wide range of fixed-income ETFs with among the lowest expense ratios in the industry—which were further reduced as of July 1, 2022—to help investors achieve their financial goals.
Thank you for investing with Schwab Asset Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Fixed-Income ETFs, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabassetmanagement.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

“Financial markets faced a tough environment in 2022, as both equity and fixed-income asset classes came under pressure due to rampant inflation, rising interest rates, and increasing geopolitical uncertainty.”
Past performance is no guarantee of future results.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
Schwab Asset Management is the dba name for Charles Schwab Investment Management, Inc., the investment adviser for Schwab Funds and Schwab ETFs.
3Schwab Fixed-Income ETFs | Annual Report

Schwab Fixed-Income ETFs
The Investment Environment

For the 12-month reporting period ended December 31, 2022, the Bloomberg US Aggregate Bond Index suffered its worst calendar year performance since its inception in 1976, with longer-term bonds underperforming shorter-term bonds, and several key U.S. stock indices posted their largest calendar year drop since the 2008 recession. Inflation spiked, interest rates rose, and economic growth around the world slowed. The ongoing war between Russia and Ukraine and the continuing, albeit uneven, fallout from the COVID-19 pandemic also weighed on economies and markets around the world. For the reporting period, the Bloomberg US Aggregate Bond Index, representing the broad U.S. bond market, and the S&P 500® Index, a bellwether for the overall U.S. stock market, returned -13.01% and -18.11%, respectively. The Bloomberg US 1-5 Year Corporate Bond Index and the Bloomberg US 5-10 Year Corporate Bond Index returned -5.62% and -13.89%, respectively, while the Bloomberg US Treasury 1-3 Year Index and the Bloomberg US Treasury 3-10 Year index returned -3.82% and -10.50%, respectively. Even in the face of rising inflation, inflation-protected securities underperformed, with the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM returning -11.85%.
As inflation continued to rise and U.S. Federal Reserve (Fed) monetary policy shifted, bond yields began to climb early in 2022, for the most part maintaining that trajectory through the first three quarters of the year, exerting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.) In the final quarter, longer-term yields became more volatile and prices rebounded slightly, leading to an inversion of certain parts of the yield curve. Over the reporting period, the yield on the 10-year U.S. Treasury rose from 1.52% to 3.88%. Short-term rates also rose sharply, with the yield on the three-month U.S. Treasury climbing from 0.06% to 4.42% over the reporting period, ending the year just slightly off its one-year high.
In the United States, amid fading government stimuli, ongoing supply chain disruptions, persisting inflation, and a widening U.S. trade deficit, gross domestic product (GDP) contracted for the first two quarters of 2022, decreasing at an annualized rate of -1.6% and -0.6% for the first and second quarters, respectively. GDP grew at an annualized rate of 3.2% for the third quarter of 2022, driven primarily by energy exports and consumer spending. Inflation rose steadily in the first half of the year, hitting a 40-year high in June, before declining through the end of the reporting period as certain consumer and energy prices began to recede. The unemployment rate remained low despite inflationary pressures, ending the reporting period at pre-pandemic lows.
Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and 10-Year Treasuries

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
Schwab Fixed-Income ETFs | Annual Report4

Schwab Fixed-Income ETFs
The Investment Environment (continued)

Monetary policy around the world varied as central banks responded to the rapidly changing conditions. In the United States, after maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March 2022, the Fed shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed raised the federal funds rate seven times during the reporting period—by 0.25% in mid-March, 0.50% in early May, 0.75% in mid-June, 0.75% in late July, 0.75% in late September, 0.75% in early November, and 0.50% in mid-December. The federal funds rate ended the reporting period in a range of 4.25% to 4.50%. The Fed wrapped up its bond-buying program in March, and in June began to reduce the $9 trillion in assets held on its balance sheet, vowing to be even more aggressive than during its last round of quantitative tightening between 2017 and 2019. In developed international countries, central banks wrestled with similar issues. After holding its policy rate unchanged since March 2016, at 0.00%, the European Central Bank raised its interest rate four times over the reporting period in an effort to dampen demand and control inflation, which in October rose into double-digits. The Bank of England raised its key official bank rate eight times during the reporting period, bringing borrowing costs to a 14-year high as the Bank of England wrestled with soaring inflation. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but in late December unexpectedly announced that it would widen the band around the yield target on its 10-year government bond, which pushed the yen higher and effectively marked the end of an extended period in which Japan was the only major developed country to resist raising rates.
5Schwab Fixed-Income ETFs | Annual Report

Schwab Fixed-Income ETFs
Fund Management

Matthew Hastings, CFA, Managing Director and Head of Taxable Bond Strategies for Schwab Asset
Management, leads the portfolio management team for the Schwab Fixed-Income ETFs and Schwab Taxable
Bond Funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining
Schwab in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab
5-10 Year Corporate Bond ETF. He is primarily responsible for the management and oversight of corporate bonds within the taxable bond strategies, with additional responsibility for managing municipal bond index strategies. Mr. Hung has been a portfolio manager with Schwab Asset Management since 2005 and prior to that, served in various roles as an associate portfolio manager and trader since 1999. In 1998, he joined
Charles Schwab & Co.’s management training program and worked as a clerk on the options trading floor of the Pacific Coast Stock Exchange.

Mark McKissick, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab
Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF and Schwab U.S. Aggregate Bond
ETF. Prior to joining Schwab in 2016, Mr. McKissick worked at Denver Investments for 17 years, most recently as a director of fixed income and portfolio manager. In this role he co-managed multiple bond strategies, as well as oversaw the firm’s fixed-income business including the investment process, client service and other administrative functions. He also served as a credit/security analyst from 1999 to 2005. Prior to that, he worked as a senior research analyst with Hotchkis & Wiley, a portfolio manager at Payden & Rygel, and a vice president in fixed income at Salomon Brothers.

Alfonso Portillo, Jr., Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF. His primary focus is securitized products. Prior to joining Schwab in 2007, Mr. Portillo worked for ten years at Pacific Investment Management
Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Schwab Fixed-Income ETFs | Annual Report6

Schwab U.S. TIPS ETF

The Schwab U.S. TIPS ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities. To pursue its goal, the fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Despite inflation remaining high, U.S. Treasury Inflation Protected Securities (TIPS) posted negative returns over the 12-month reporting period ended December 31, 2022. Interest rates rose as a result of persistently high inflation stemming from a tight labor market, supply chain constraints, and high energy prices in the wake of the COVID-19 pandemic and the war in Ukraine. The S&P 500® Index posted its largest calendar year drop since the 2008 recession and the Bloomberg US Aggregate Bond Index suffered its worst calendar year since its inception in 1976, with longer-term bonds underperforming shorter-term bonds. After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate seven times by the end of the year to end the reporting period in a range of 4.25% to 4.50%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet.
Performance. Over the 12-month reporting period, the fund tracked the performance of the index. For the 12 months ended December 31, 2022, the fund’s market price return was -12.02% and its NAV return was -11.96% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned -11.85% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index, as well as differences in closing times between the fund’s securities and the index. Negative price returns detracted from fund performance, while coupon income generated by the fund’s holdings contributed, albeit to a much smaller degree.

Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[4]	7.1 Yrs
Weighted Average Duration[4]	6.6 Yrs

Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
1
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
Less than 0.05%.
4
See Glossary for definitions of maturity and duration.
7Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. TIPS ETF
Performance and Fund Facts as of December 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (December 31, 2012 – December 31, 2022)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. TIPS ETF (8/5/10)
Market Price Return[2]	-12.02%	2.01%	1.04%
NAV Return[2]	-11.96%	2.02%	1.04%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM	-11.85%	2.11%	1.12%
ETF Category: Morningstar Inflation-Protected Bond[3]	-8.98%	1.82%	0.82%
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. TIPS ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. TIPS ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus. Effective July 1, 2022, the management fee was reduced to 0.04%. For more information, see financial note 4 or refer to the prospectus.
Schwab Fixed-Income ETFs | Annual Report8

Schwab Short-Term U.S. Treasury ETF

The Schwab Short-Term U.S. Treasury ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. Treasury bond market. To pursue its goal, the fund generally invests in a representative sample of securities that are included in the Bloomberg US Treasury 1-3 Year Index (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2022, U.S. fixed-income markets posted negative returns as inflation spiked, interest rates rose, and economic growth around the world slowed. The ongoing war between Russia and Ukraine and the continuing, albeit uneven, fallout from the COVID-19 pandemic also weighed on economies and markets around the world. The S&P 500® Index posted its largest calendar year drop since the 2008 recession and the Bloomberg US Aggregate Bond Index suffered its worst calendar year since the inception in 1976, with longer-term bonds underperforming shorter-term bonds. After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate seven times by the end of the year to end the reporting period in a range of 4.25% to 4.50%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet.
Yields on short-term U.S. Treasuries rose over the reporting period, first on expectations of rising interest rates, and subsequently upon the Fed’s actions, exerting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.) The year ended with yields on the shortest-duration bonds (one-, two- and three-months) near reporting-period highs and, with higher yields on shorter-term bonds than longer-term bonds, an inversion of certain parts of the yield curve. The yield on the one-year U.S. Treasury rose from 0.39% to 4.73%, the yield on the two-year U.S. Treasury rose from 0.73% to 4.41%, and the yield on the three-year U.S. Treasury rose from 0.97% to 4.22% over the reporting period.
Performance. Over the 12-month reporting period, the fund closely tracked the performance of the index. For the 12 months ended December 31, 2022, the fund’s market price return was -3.87% and its NAV return was -3.85% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned -3.82% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index, as well as differences in closing times between the fund’s securities and the index. Negative price returns detracted from fund performance, while coupon income generated by the fund’s holdings contributed, albeit to a much smaller degree.

Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[3]	2.0 Yrs
Weighted Average Duration[3]	1.9 Yrs

Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
See Glossary for definitions of maturity and duration.
9Schwab Fixed-Income ETFs | Annual Report

Schwab Short-Term U.S. Treasury ETF
Performance and Fund Facts as of December 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (December 31, 2012 – December 31, 2022)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Short-Term U.S. Treasury ETF (8/5/10)
Market Price Return[2]	-3.87%	0.69%	0.59%
NAV Return[2]	-3.85%	0.69%	0.58%
Bloomberg US Treasury 1-3 Year Index	-3.82%	0.74%	0.65%
ETF Category: Morningstar Short Government[3]	-5.15%	0.29%	0.32%
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US Treasury 1-3 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term U.S. Treasury ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus. Effective July 1, 2022, the management fee was reduced to 0.03%. For more information, see financial note 4 or refer to the prospectus.
Schwab Fixed-Income ETFs | Annual Report10

Schwab Intermediate-Term U.S. Treasury ETF

The Schwab Intermediate-Term U.S. Treasury ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. Treasury bond market. To pursue its goal, the fund generally invests in a representative sample of securities that are included in the Bloomberg US Treasury 3-10 Year Index (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2022, U.S. fixed-income markets posted negative returns as inflation spiked, interest rates rose, and economic growth around the world slowed. The ongoing war between Russia and Ukraine and the continuing, albeit uneven, fallout from the COVID-19 pandemic also weighed on economies and markets around the world. The S&P 500® Index posted its largest calendar year drop since the 2008 recession and the Bloomberg US Aggregate Bond Index suffered its worst year since its inception 1976, with longer-term bonds underperforming shorter-term bonds. After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate seven times by the end of the year to end the reporting period in a range of 4.25% to 4.50%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet.
Yields on intermediate-term U.S. Treasuries rose over the reporting period, first on expectations of rising interest rates, and subsequently upon the Fed’s actions, exerting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.) In the final quarter of the year, however, volatility on intermediate- and longer-duration bonds increased and yields moderated somewhat. The year ended with higher yields on shorter-term bonds than longer-term bonds—an inversion of certain parts of the yield curve. The yield on the three-year U.S. Treasury rose from 0.97% to 4.22%, the yield on the five-year U.S. Treasury rose from 1.26% to 3.99% for the year, and the yield on the 10-year U.S. Treasury, which was more volatile, particularly in the final quarter of the year, rose from 1.52% to 3.88% over the reporting period.
Performance. Over the 12-month reporting period, the fund tracked the performance of the index. For the 12 months ended December 31, 2022, the fund’s market price return was -10.58% and its NAV return was -10.63% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned -10.50% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, operational and transactional costs incurred by the fund and not the index, as well as differences in closing times between the fund’s securities and the index. Negative price returns detracted from fund performance, while coupon income generated by the fund’s holdings contributed, albeit to a much smaller degree.

Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[4]	5.6 Yrs
Weighted Average Duration[4]	5.2 Yrs

Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
Less than 0.05%.
4
See Glossary for definitions of maturity and duration.
11Schwab Fixed-Income ETFs | Annual Report

Schwab Intermediate-Term U.S. Treasury ETF
Performance and Fund Facts as of December 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (December 31, 2012 – December 31, 2022)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Intermediate-Term U.S. Treasury ETF (8/5/10)
Market Price Return[2]	-10.58%	0.21%	0.67%
NAV Return[2]	-10.63%	0.19%	0.65%
Bloomberg US Treasury 3-10 Year Index	-10.50%	0.27%	0.74%
ETF Category: Morningstar Intermediate Government[3]	-11.27%	-0.41%	0.31%
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US Treasury 3-10 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Intermediate-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Intermediate-Term U.S. Treasury ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus. Effective July 1, 2022, the management fee was reduced to 0.03%. For more information, see financial note 4 or refer to the prospectus.
Schwab Fixed-Income ETFs | Annual Report12

Schwab Long-Term U.S. Treasury ETF

The Schwab Long-Term U.S. Treasury ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the long-term U.S. Treasury bond market. To pursue its goal, the fund generally invests in a representative sample of securities that are included in the Bloomberg US Long Treasury Index (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2022, U.S. fixed-income markets posted negative returns as inflation spiked, interest rates rose, and economic growth around the world slowed. The ongoing war between Russia and Ukraine and the continuing, albeit uneven, fallout from the COVID-19 pandemic also weighed on economies and markets around the world. The S&P 500® Index posted its largest calendar year drop since the 2008 recession and the Bloomberg US Aggregate Bond Index suffered its worst calendar year since its inception in 1976, with longer-term bonds underperforming shorter-term bonds. After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate seven times by the end of the year to end the reporting period in a range of 4.25% to 4.50%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet.
Yields on long-term U.S. Treasuries rose over the reporting period, first on expectations of rising interest rates, and subsequently upon the Fed’s actions, exerting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.) In the final quarter of the year, however, volatility on longer-duration bonds increased and yields moderated somewhat. The year ended with higher yields on shorter-term bonds than longer-term bonds—an inversion of certain parts of the yield curve. The yield on the 10-year U.S. Treasury, which was more volatile, particularly in the final quarter of the year, rose from 1.52% to 3.88%, and the yield on the 30-year U.S. Treasury rose from 1.90% to 3.97%.
Performance. Over the 12-month reporting period, the fund tracked the performance of the index. For the 12 months ended December 31, 2022, the fund’s market price return was -29.45% and its NAV return was -29.42% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned -29.26% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, operational and transactional costs incurred by the fund and not the index, as well as differences in closing times between the fund’s securities and the index. Negative price returns detracted from fund performance, while coupon income generated by the fund’s holdings contributed, albeit to a much smaller degree.

Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[4]	23.2 Yrs
Weighted Average Duration[4]	16.1 Yrs

Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
Less than 0.05%.
4
See Glossary for definitions of maturity and duration.
13Schwab Fixed-Income ETFs | Annual Report

Schwab Long-Term U.S. Treasury ETF
Performance and Fund Facts as of December 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (October 10, 2019 – December 31, 2022)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	3 Years	Since Inception*
Fund: Schwab Long-Term U.S. Treasury ETF (10/10/19)
Market Price Return[2]	-29.45%	-7.55%	-8.55%
NAV Return[2]	-29.42%	-7.59%	-8.52%
Bloomberg US Long Treasury Index	-29.26%	-7.40%	-8.34%
ETF Category: Morningstar Long Government[3]	-29.97%	-7.74%	N/A
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US Long Treasury Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Long-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Long-Term U.S. Treasury ETF.
*
Inception (10/10/19) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus. Effective July 1, 2022, the management fee was reduced to 0.03%. For more information, see financial note 4 or refer to the prospectus.
Schwab Fixed-Income ETFs | Annual Report14

Schwab U.S. Aggregate Bond ETF

The Schwab U.S. Aggregate Bond ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market. To pursue its goal, the fund generally invests in a representative sample of securities that are included in the Bloomberg US Aggregate Bond Index (the index). In addition, for the 12-month reporting period ended December 31, 2022, the fund also held positions in TBAs, or “to be announced” securities. TBAs are mortgage-backed bonds that settle on a forward date and are used to gain exposure to the mortgage market. The average month-end position in these securities was 1.6% of the fund, with a minimum exposure of 1.1% and a maximum exposure of 2.4%. For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2022, U.S. fixed-income markets posted negative returns as inflation spiked, interest rates rose, and economic growth around the world slowed. The ongoing war between Russia and Ukraine and the continuing, albeit uneven, fallout from the COVID-19 pandemic also weighed on economies and markets around the world. The S&P 500® Index posted its largest calendar year drop since the 2008 recession and the Bloomberg US Aggregate Bond Index suffered its worst calendar year since the inception in 1976, with longer-term bonds underperforming shorter-term bonds. After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate seven times by the end of the year to end the reporting period in a range of 4.25% to 4.50%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet.
As inflation continued to rise and Fed monetary policy shifted, bond yields began to climb early in 2022, for the most part maintaining that trajectory through the first three quarters of the year, exerting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.) In the final quarter, longer-term yields became more volatile and prices rebounded slightly, with higher yields on shorter-term bonds than longer-term bonds, an inversion of certain parts of the yield curve. Over the reporting period, the yield on the three-month U.S. Treasury rose from 0.06% to 4.42%, the yield on the 10-year U.S. Treasury rose from 1.52% to 3.88%, and the yield on the 30-year U.S. Treasury rose from 1.90% to 3.97%.
Performance. Over the 12-month reporting period, the fund tracked the performance of the index, which meant keeping the fund’s credit quality, duration, and sector allocations aligned to the index. For the 12 months ended December 31, 2022, the fund’s market price return was -13.17% and its NAV return were -13.09% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned -13.01% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, operational and transactional costs incurred by the fund and not the index, as well as differences in closing times between the fund’s securities and the index. Negative price returns detracted from fund performance, while coupon income generated by the fund’s holdings contributed, albeit to a much smaller degree.

Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[4]	8.5 Yrs
Weighted Average Duration[4]	6.2 Yrs

Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
2
The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 2.3% of total investments on December 31, 2022.
3
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
4
See Glossary for definitions of maturity and duration.
15Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Performance and Fund Facts as of December 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (December 31, 2012 – December 31, 2022)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Aggregate Bond ETF (7/14/11)
Market Price Return[2]	-13.17%	-0.08%	0.98%
NAV Return[2]	-13.09%	-0.07%	0.97%
Bloomberg US Aggregate Bond Index	-13.01%	0.02%	1.06%
ETF Category: Morningstar Intermediate Core Bond[3]	-13.32%	-0.16%	0.89%
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus. Effective July 1, 2022, the management fee was reduced to 0.03%. For more information, see financial note 4 or refer to the prospectus.
Schwab Fixed-Income ETFs | Annual Report16

Schwab 1-5 Year Corporate Bond ETF

The Schwab 1-5 Year Corporate Bond ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. corporate bond market. To pursue its goal, the fund generally invests in a representative sample of securities that are included in the Bloomberg US 1-5 Year Corporate Bond Index (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2022, U.S. fixed-income markets posted negative returns as inflation spiked, interest rates rose, and economic growth around the world slowed. The ongoing war between Russia and Ukraine and the continuing, albeit uneven, fallout from the COVID-19 pandemic also weighed on economies and markets around the world. The S&P 500® Index posted its largest calendar year drop since the 2008 recession and the Bloomberg US Aggregate Bond Index suffered its worst calendar year since the inception in 1976, with longer-term bonds underperforming shorter-term bonds. After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate seven times by the end of the year to end the reporting period in a range of 4.25% to 4.50%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet.
U.S. corporate bonds posted negative returns for the reporting period, as rising interest rates exerted downward pressure on bond prices, but held up better than many other taxable bond categories. Through the first three quarters of the reporting period, one-to-five-year corporate bond prices fell before reversing to rise in the fourth quarter. Longer-term corporate bonds underperformed their shorter-term counterparts. The corporate bond market exhibited greater volatility than in recent years, and corporate bond spreads—a measure of risk premium—ended the year higher than where they began.
Performance. Over the 12-month reporting period, the fund closely tracked the performance of the index. For the 12 months ended December 31, 2022, the fund’s market price return was -5.73% and its NAV return was -5.65% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned -5.62% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, operational and transactional costs incurred by the fund and not the index, as well as differences in closing times between the fund’s securities and the index. Negative price returns detracted from fund performance, while coupon income generated by the fund’s holdings contributed, albeit to a much smaller degree.

Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[3]	3.1 Yrs
Weighted Average Duration[3]	2.7 Yrs

Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
See Glossary for definitions of maturity and duration.
17Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Performance and Fund Facts as of December 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (October 10, 2019 – December 31, 2022)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	3 Years	Since Inception*
Fund: Schwab 1-5 Year Corporate Bond ETF (10/10/19)
Market Price Return[2]	-5.73%	-0.47%	-0.28%
NAV Return[2]	-5.65%	-0.42%	-0.24%
Bloomberg US 1-5 Year Corporate Bond Index	-5.62%	-0.33%	-0.13%
ETF Category: Morningstar Short-Term Bond[3]	-5.22%	-0.41%	N/A
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US 1-5 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab 1-5 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 1-5 Year Corporate Bond ETF.
*
Inception (10/10/19) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus. Effective July 1, 2022, the management fee was reduced to 0.03%. For more information, see financial note 4 or refer to the prospectus.
Schwab Fixed-Income ETFs | Annual Report18

Schwab 5-10 Year Corporate Bond ETF

The Schwab 5-10 Year Corporate Bond ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. corporate bond market. To pursue its goal, the fund generally invests in a representative sample of securities that are included in the Bloomberg US 5-10 Year Corporate Bond Index (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2022, U.S. fixed-income markets posted negative returns as inflation spiked, interest rates rose, and economic growth around the world slowed. The ongoing war between Russia and Ukraine and the continuing, albeit uneven, fallout from the COVID-19 pandemic also weighed on economies and markets around the world. The S&P 500® Index posted its largest calendar year drop since the 2008 recession and the Bloomberg US Aggregate Bond Index suffered its worst calendar year since the inception in 1976, with longer-term bonds underperforming shorter-term bonds. After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate seven times by the end of the year to end the reporting period in a range of 4.25% to 4.50%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet.
U.S. corporate bonds posted negative returns for the reporting period, as rising interest rates exerted downward pressure on bond prices, but held up better than many other taxable bond categories. Through the first three quarters of the reporting period, five-to-10-year corporate bond prices fell before reversing to rise during the fourth quarter. Longer-term corporate bonds underperformed their shorter-term counterparts. The corporate bond market exhibited greater volatility than in recent years, and corporate bond spreads—a measure of risk premium—ended the year higher than where they began.
Performance. Over the 12-month reporting period, the fund tracked the performance of the index. For the 12 months ended December 31, 2022, the fund’s market price return was -14.06% and its NAV return were -14.00% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned -13.89% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, operational and transactional costs incurred by the fund and not the index, as well as differences in closing times between the fund’s securities and the index. Negative price returns detracted from fund performance, while coupon income generated by the fund’s holdings contributed, albeit to a much smaller degree.

Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[3]	7.4 Yrs
Weighted Average Duration[3]	6.2 Yrs

Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
See Glossary for definitions of maturity and duration.
19Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Performance and Fund Facts as of December 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (October 10, 2019 – December 31, 2022)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	3 Years	Since Inception*
Fund: Schwab 5-10 Year Corporate Bond ETF (10/10/19)
Market Price Return[2]	-14.06%	-2.54%	-2.16%
NAV Return[2]	-14.00%	-2.48%	-2.10%
Bloomberg US 5-10 Year Corporate Bond Index	-13.89%	-2.37%	-1.97%
ETF Category: Morningstar Corporate Bond[3]	-15.15%	-2.62%	N/A
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US 5-10 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab 5-10 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 5-10 Year Corporate Bond ETF.
*
Inception (10/10/19) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus. Effective July 1, 2022, the management fee was reduced to 0.03%. For more information, see financial note 4 or refer to the prospectus.
Schwab Fixed-Income ETFs | Annual Report20

Schwab Fixed-Income ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2022 and held through December 31, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 7/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/22	EXPENSES PAID DURING PERIOD 7/1/22-12/31/22 [2]
Schwab U.S. TIPS ETF
Actual Return	0.04%	$1,000.00	$966.10	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,025.00	$0.20
Schwab Short-Term U.S. Treasury ETF
Actual Return	0.03%	$1,000.00	$991.20	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15
Schwab Intermediate-Term U.S. Treasury ETF
Actual Return	0.03%	$1,000.00	$968.30	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15
Schwab Long-Term U.S. Treasury ETF
Actual Return	0.03%	$1,000.00	$893.30	$0.14
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15
Schwab U.S. Aggregate Bond ETF
Actual Return	0.03%	$1,000.00	$968.50	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15
Schwab 1-5 Year Corporate Bond ETF
Actual Return	0.03%	$1,000.00	$999.10	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15
Schwab 5-10 Year Corporate Bond ETF
Actual Return	0.03%	$1,000.00	$987.00	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by 365 days in the fiscal year.

21Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. TIPS ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$62.83	$62.06	$56.57	$53.27	$55.39
Income (loss) from investment operations:
Net investment income (loss)[1]	3.62	2.93	0.81	1.21	1.51
Net realized and unrealized gains (losses)	(10.95)	0.60	5.37	3.23	(2.23)
Total from investment operations	(7.33)	3.53	6.18	4.44	(0.72)
Less distributions:
Distributions from net investment income	(3.73)	(2.76)	(0.69)	(1.14)	(1.40)
Net asset value at end of period	$51.77	$62.83	$62.06	$56.57	$53.27
Total return	(11.96%)	5.80%	10.94%	8.36%	(1.31%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%[2,3]	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	6.34%	4.69%	1.36%	2.18%	2.80%
Portfolio turnover rate[4]	18%	19%	23%	20%	17%
Net assets, end of period (x 1,000,000)	$13,832	$21,304	$14,090	$8,734	$5,779

[1]	Calculated based on the average shares outstanding during the period.
[2]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended 12/31/22 is a blended ratio (see financial note 4 for additional information).
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Annual Report22

Schwab U.S. TIPS ETF
Portfolio Holdings  as of December 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website atwww.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.7% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.63%, 01/15/24	523,958,730	513,204,425
0.50%, 04/15/24	294,216,771	286,316,992
0.13%, 07/15/24	475,759,198	460,894,435
0.13%, 10/15/24	424,356,547	409,047,545
0.25%, 01/15/25	435,027,764	417,495,797
2.38%, 01/15/25	296,489,715	297,053,994
0.13%, 04/15/25	347,627,667	331,288,437
0.38%, 07/15/25	477,079,861	458,442,212
0.13%, 10/15/25	422,955,913	402,039,432
0.63%, 01/15/26	401,616,840	385,567,066
2.00%, 01/15/26	191,371,855	191,255,328
0.13%, 04/15/26	326,760,523	307,169,792
0.13%, 07/15/26	400,345,698	377,232,740
0.13%, 10/15/26	452,041,868	423,958,269
0.38%, 01/15/27	372,793,801	351,456,389
2.38%, 01/15/27	184,980,622	188,651,803
0.13%, 04/15/27	461,826,731	430,339,200
0.38%, 07/15/27	411,026,481	387,518,233
1.63%, 10/15/27	460,897,627	460,382,850
0.50%, 01/15/28	419,761,986	394,976,846
1.75%, 01/15/28	173,949,482	174,009,164
3.63%, 04/15/28	178,071,132	194,310,435
0.75%, 07/15/28	365,366,981	348,131,195
0.88%, 01/15/29	313,375,566	298,575,716
2.50%, 01/15/29	160,643,356	167,489,157
3.88%, 04/15/29	206,804,324	232,448,742
0.25%, 07/15/29	370,324,628	339,090,894
0.13%, 01/15/30	418,232,142	375,825,452
0.13%, 07/15/30	463,108,581	414,659,597
0.13%, 01/15/31	479,337,676	425,383,571
0.13%, 07/15/31	489,838,764	432,450,136
0.13%, 01/15/32	534,601,430	467,993,941
3.38%, 04/15/32	74,369,619	85,043,578
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.63%, 07/15/32	554,835,173	508,417,274
2.13%, 02/15/40	97,351,221	103,121,218
2.13%, 02/15/41	140,353,390	148,536,232
0.75%, 02/15/42	227,542,800	190,686,896
0.63%, 02/15/43	178,714,789	144,180,461
1.38%, 02/15/44	245,795,525	227,815,508
0.75%, 02/15/45	270,535,373	218,818,533
1.00%, 02/15/46	139,309,788	118,359,045
0.88%, 02/15/47	170,735,216	139,990,960
1.00%, 02/15/48	124,097,683	104,150,879
1.00%, 02/15/49	116,228,075	97,319,824
0.25%, 02/15/50	175,706,307	118,592,866
0.13%, 02/15/51	176,872,913	114,004,356
0.13%, 02/15/52	205,050,252	132,281,035
Total Treasuries (Cost $15,959,580,939)		13,795,978,450

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12% (a)	61,322	61,322
Total Short-Term Investments (Cost $61,322)		61,322
Total Investments in Securities (Cost $15,959,642,261)		13,796,039,772

(a)	The rate shown is the annualized 7-day yield.
See financial notes
23Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. TIPS ETF
Portfolio Holdings  as of December 31, 2022 (continued)

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$13,795,978,450	$—	$13,795,978,450
Short-Term Investments[1]	61,322	—	—	61,322
Total	$61,322	$13,795,978,450	$—	$13,796,039,772

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Fixed-Income ETFs | Annual Report24

Schwab U.S. TIPS ETF
Statement of Assets and Liabilities

As of December 31, 2022
Assets
Investments in securities, at value - unaffiliated (cost $15,959,642,261)		$13,796,039,772
Receivables:
Investments sold		215,868,986
Fund shares sold		150,127,845
Interest		36,686,010
Dividends	+	75,844
Total assets		14,198,798,457

Liabilities
Payables:
Investments bought		366,009,727
Management fees	+	476,967
Total liabilities		366,486,694
Net assets		$13,832,311,763

Net Assets by Source
Capital received from investors		$16,373,347,727
Total distributable loss	+	(2,541,035,964)
Net assets		$13,832,311,763

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$13,832,311,763		267,200,000		$51.77

See financial notes
25Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. TIPS ETF
Statement of Operations

For the period January 1, 2022 through December 31, 2022
Investment Income
Interest received from securities - unaffiliated		$1,078,622,103
Dividends received from securities - unaffiliated	+	252,472
Total investment income		1,078,874,575

Expenses
Management fees		7,706,240
Proxy fees[1]	+	532,348
Total expenses	–	8,238,588
Net investment income		1,070,635,987

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(384,617,378)
Net realized losses on sales of in-kind redemptions - unaffiliated	+	(2,021,615)
Net realized losses		(386,638,993)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(2,910,566,700)
Net realized and unrealized losses		(3,297,205,693)
Decrease in net assets resulting from operations		($2,226,569,706)

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
Schwab Fixed-Income ETFs | Annual Report26

Schwab U.S. TIPS ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/22-12/31/22		1/1/21-12/31/21
Net investment income		$1,070,635,987	$856,417,676
Net realized gains (losses)		(386,638,993)	439,588,857
Net change in unrealized appreciation (depreciation)	+	(2,910,566,700)	(200,941,689)
Increase (decrease) in net assets resulting from operations		($2,226,569,706)	$1,095,064,844

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,069,955,140)	($852,013,180)

TRANSACTIONS IN FUND SHARES
	1/1/22-12/31/22			1/1/21-12/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		120,550,000	$7,032,380,314	203,700,000	$12,711,611,994
Shares redeemed	+	(192,400,000)	(11,207,272,315)	(91,700,000)	(5,740,942,233)
Net transactions in fund shares		(71,850,000)	($4,174,892,001)	112,000,000	$6,970,669,761

SHARES OUTSTANDING AND NET ASSETS
	1/1/22-12/31/22			1/1/21-12/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		339,050,000	$21,303,728,610	227,050,000	$14,090,007,185
Total increase (decrease)	+	(71,850,000)	(7,471,416,847)	112,000,000	7,213,721,425
End of period		267,200,000	$13,832,311,763	339,050,000	$21,303,728,610
See financial notes
27Schwab Fixed-Income ETFs | Annual Report

Schwab Short-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$50.84	$51.39	$50.48	$49.88	$50.03
Income (loss) from investment operations:
Net investment income (loss)[1]	0.68	0.21	0.65	1.14	0.94
Net realized and unrealized gains (losses)	(2.64)	(0.55)	0.91	0.60	(0.20)[2]
Total from investment operations	(1.96)	(0.34)	1.56	1.74	0.74
Less distributions:
Distributions from net investment income	(0.64)	(0.21)	(0.65)	(1.14)	(0.89)
Net asset value at end of period	$48.24	$50.84	$51.39	$50.48	$49.88
Total return	(3.85%)	(0.66%)	3.11%	3.53%	1.50%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[3,4]	0.05%[5]	0.05%	0.06%[6]	0.06%
Net investment income (loss)	1.39%	0.41%	1.26%	2.27%	1.89%
Portfolio turnover rate[7]	106%	73%	74%	77%	65%
Net assets, end of period (x 1,000,000)	$10,256	$8,956	$7,508	$5,263	$4,255

[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended 12/31/22 is a blended ratio (see financial note 4 for additional information).
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 12/31/21 is a blended ratio.
[6]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Annual Report28

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed-rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.5% OF NET ASSETS
Bonds
7.50%, 11/15/24	10,318,000	10,880,867
7.63%, 02/15/25	9,738,000	10,361,915
6.88%, 08/15/25	10,494,000	11,149,550
Notes
0.13%, 01/15/24	140,138,600	133,632,175
0.88%, 01/31/24	159,272,000	152,854,055
2.25%, 01/31/24	75,160,000	73,210,395
2.50%, 01/31/24	91,215,000	89,089,453
0.13%, 02/15/24	175,548,000	166,845,524
2.75%, 02/15/24	142,581,000	139,514,696
1.50%, 02/29/24	158,235,000	152,560,424
2.13%, 02/29/24	69,374,000	67,363,097
2.38%, 02/29/24	67,311,000	65,568,937
0.25%, 03/15/24	166,449,000	157,898,498
2.13%, 03/31/24	127,362,000	123,423,954
2.25%, 03/31/24	150,630,000	146,163,745
0.38%, 04/15/24	116,167,000	109,949,905
2.00%, 04/30/24	73,670,000	71,124,480
2.25%, 04/30/24	107,528,000	104,144,416
2.50%, 04/30/24	147,584,000	143,395,433
0.25%, 05/15/24	149,170,000	140,434,918
2.50%, 05/15/24	170,529,000	165,529,346
2.00%, 05/31/24	122,991,000	118,520,277
2.50%, 05/31/24	136,531,000	132,472,125
0.25%, 06/15/24	151,727,000	142,439,153
1.75%, 06/30/24	98,357,000	94,284,155
2.00%, 06/30/24	70,522,000	67,838,687
3.00%, 06/30/24	139,327,000	136,006,838
0.38%, 07/15/24	125,581,000	117,687,619
1.75%, 07/31/24	101,092,000	96,718,325
2.13%, 07/31/24	66,600,000	64,081,528
3.00%, 07/31/24	135,182,000	131,860,281
0.38%, 08/15/24	151,075,000	141,189,694
2.38%, 08/15/24	180,468,000	174,218,177
1.25%, 08/31/24	90,310,000	85,522,595
1.88%, 08/31/24	75,211,000	71,957,049
3.25%, 08/31/24	131,563,000	128,839,001
0.38%, 09/15/24	172,851,000	161,135,678
1.50%, 09/30/24	93,996,000	89,294,094
2.13%, 09/30/24	65,000,000	62,392,220
4.25%, 09/30/24	125,140,000	124,511,710
0.63%, 10/15/24	168,329,000	157,248,946
1.50%, 10/31/24	97,651,000	92,554,555
2.25%, 10/31/24	52,669,000	50,603,259
4.38%, 10/31/24	126,456,000	126,105,148
0.75%, 11/15/24	160,359,000	149,731,528
2.25%, 11/15/24	174,599,000	167,737,382
1.50%, 11/30/24	103,543,000	97,985,340
2.13%, 11/30/24	75,822,000	72,603,811
4.50%, 11/30/24	126,360,000	126,384,564
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.00%, 12/15/24	161,621,000	151,295,503
1.75%, 12/31/24	93,979,000	89,240,175
2.25%, 12/31/24	77,182,000	73,997,092
4.25%, 12/31/24	125,000,000	124,592,242
1.13%, 01/15/25	155,051,000	145,150,001
1.38%, 01/31/25	88,293,000	83,007,260
2.50%, 01/31/25	79,282,000	76,297,635
1.50%, 02/15/25	148,498,000	139,811,951
2.00%, 02/15/25	159,165,000	151,514,846
1.13%, 02/28/25	97,253,000	90,831,890
2.75%, 02/28/25	79,252,000	76,616,451
1.75%, 03/15/25	144,210,000	136,317,271
0.50%, 03/31/25	115,261,000	105,932,674
2.63%, 03/31/25	47,559,000	45,846,177
2.63%, 04/15/25	138,238,000	133,060,489
0.38%, 04/30/25	125,998,000	115,078,824
2.88%, 04/30/25	73,299,000	70,969,345
2.13%, 05/15/25	153,348,000	145,815,715
2.75%, 05/15/25	135,446,000	130,644,710
0.25%, 05/31/25	119,172,000	108,208,128
2.88%, 05/31/25	67,464,000	65,246,917
2.88%, 06/15/25	131,537,000	127,138,074
0.25%, 06/30/25	130,388,000	118,164,738
2.75%, 06/30/25	52,828,000	50,908,981
3.00%, 07/15/25	128,700,000	124,703,595
0.25%, 07/31/25	137,284,000	123,917,151
2.88%, 07/31/25	63,930,000	61,787,993
2.00%, 08/15/25	165,483,000	156,319,859
3.13%, 08/15/25	125,334,000	121,722,864
0.25%, 08/31/25	132,370,000	119,121,179
2.75%, 08/31/25	66,205,000	63,677,280
3.50%, 09/15/25	123,902,000	121,480,707
0.25%, 09/30/25	153,806,000	138,161,269
3.00%, 09/30/25	66,563,000	64,365,695
4.25%, 10/15/25	118,702,000	118,660,526
0.25%, 10/31/25	161,845,000	144,827,872
3.00%, 10/31/25	58,664,000	56,696,163
2.25%, 11/15/25	172,592,000	163,459,864
4.50%, 11/15/25	120,136,000	120,926,351
0.38%, 11/30/25	154,032,000	137,903,263
2.88%, 11/30/25	71,792,000	69,129,543
4.00%, 12/15/25	120,000,000	119,254,687
0.38%, 12/31/25	164,000,000	146,642,486
2.63%, 12/31/25	65,000,000	62,183,479
Total Treasuries (Cost $10,437,408,603)		10,207,648,437
See financial notes
29Schwab Fixed-Income ETFs | Annual Report

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12% (a)	5,631,829	5,631,829
Total Short-Term Investments (Cost $5,631,829)		5,631,829
Total Investments in Securities (Cost $10,443,040,432)		10,213,280,266

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$10,207,648,437	$—	$10,207,648,437
Short-Term Investments[1]	5,631,829	—	—	5,631,829
Total	$5,631,829	$10,207,648,437	$—	$10,213,280,266

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Fixed-Income ETFs | Annual Report30

Schwab Short-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of December 31, 2022
Assets
Investments in securities, at value - unaffiliated (cost $10,443,040,432)		$10,213,280,266
Receivables:
Investments sold		468,892,353
Interest		52,484,040
Fund shares sold		36,187,663
Dividends	+	23,011
Total assets		10,770,867,333

Liabilities
Payables:
Investments bought		512,250,108
Fund shares redeemed		2,412,108
Management fees	+	256,181
Total liabilities		514,918,397
Net assets		$10,255,948,936

Net Assets by Source
Capital received from investors		$10,767,367,195
Total distributable loss	+	(511,418,259)
Net assets		$10,255,948,936

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$10,255,948,936		212,600,000		$48.24

See financial notes
31Schwab Fixed-Income ETFs | Annual Report

Schwab Short-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2022 through December 31, 2022
Investment Income
Interest received from securities - unaffiliated		$129,864,092
Dividends received from securities - unaffiliated	+	81,738
Total investment income		129,945,830

Expenses
Management fees		3,146,855
Proxy fees[1]	+	221,793
Total expenses	–	3,368,648
Net investment income		126,577,182

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(275,641,999)
Net realized losses on sales of in-kind redemptions - unaffiliated	+	(19,945,091)
Net realized losses		(295,587,090)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(170,555,069)
Net realized and unrealized losses		(466,142,159)
Decrease in net assets resulting from operations		($339,564,977)

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
Schwab Fixed-Income ETFs | Annual Report32

Schwab Short-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/22-12/31/22		1/1/21-12/31/21
Net investment income		$126,577,182	$34,884,979
Net realized gains (losses)		(295,587,090)	32,936,548
Net change in unrealized appreciation (depreciation)	+	(170,555,069)	(127,210,855)
Decrease in net assets from operations		($339,564,977)	($59,389,328)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($125,786,895)	($34,862,540)

TRANSACTIONS IN FUND SHARES
	1/1/22-12/31/22			1/1/21-12/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		102,900,000	$5,050,820,539	137,050,000	$7,021,323,331
Shares redeemed	+	(66,450,000)	(3,285,327,283)	(107,000,000)	(5,479,187,668)
Net transactions in fund shares		36,450,000	$1,765,493,256	30,050,000	$1,542,135,663

SHARES OUTSTANDING AND NET ASSETS
	1/1/22-12/31/22			1/1/21-12/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		176,150,000	$8,955,807,552	146,100,000	$7,507,923,757
Total increase	+	36,450,000	1,300,141,384	30,050,000	1,447,883,795
End of period		212,600,000	$10,255,948,936	176,150,000	$8,955,807,552
See financial notes
33Schwab Fixed-Income ETFs | Annual Report

Schwab Intermediate-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$56.16	$58.21	$54.97	$52.89	$53.35
Income (loss) from investment operations:
Net investment income (loss)[1]	1.12	0.55	0.94	1.28	1.21
Net realized and unrealized gains (losses)	(7.06)	(2.04)	3.24	2.07	(0.55)[2]
Total from investment operations	(5.94)	(1.49)	4.18	3.35	0.66
Less distributions:
Distributions from net investment income	(1.00)	(0.56)	(0.94)	(1.27)	(1.12)
Net asset value at end of period	$49.22	$56.16	$58.21	$54.97	$52.89
Total return	(10.63%)	(2.57%)	7.62%	6.38%	1.28%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[3,4]	0.05%[5]	0.05%	0.06%[6]	0.06%
Net investment income (loss)	2.18%	0.97%	1.63%	2.35%	2.34%
Portfolio turnover rate[7]	88%	56%	51%	38%	41%
Net assets, end of period (x 1,000,000)	$7,555	$3,712	$3,953	$4,736	$3,480

[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended 12/31/22 is a blended ratio (see financial note 4 for additional information).
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 12/31/21 is a blended ratio.
[6]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Annual Report34

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed-rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.5% OF NET ASSETS
Bonds
6.00%, 02/15/26	10,303,000	10,837,102
6.75%, 08/15/26	6,324,000	6,867,203
6.50%, 11/15/26	6,623,000	7,176,478
6.63%, 02/15/27	3,562,000	3,894,918
6.38%, 08/15/27	4,716,000	5,165,200
6.13%, 11/15/27	12,640,000	13,797,279
5.50%, 08/15/28	7,074,000	7,575,643
5.25%, 11/15/28	12,589,000	13,353,974
5.25%, 02/15/29	7,240,000	7,695,820
6.13%, 08/15/29	6,564,000	7,347,444
6.25%, 05/15/30	10,334,000	11,803,493
5.38%, 02/15/31	12,710,000	13,965,376
2.75%, 08/15/32	158,033,000	143,870,146
Notes
1.63%, 02/15/26	87,344,000	80,857,249
0.50%, 02/28/26	121,984,000	108,769,412
2.50%, 02/28/26	45,313,000	43,061,320
0.75%, 03/31/26	96,386,000	86,460,767
2.25%, 03/31/26	91,986,000	86,736,341
0.75%, 04/30/26	93,866,000	83,966,000
2.38%, 04/30/26	33,955,000	32,090,307
1.63%, 05/15/26	84,627,000	77,936,576
0.75%, 05/31/26	98,263,000	87,688,555
2.13%, 05/31/26	45,893,000	42,955,187
0.88%, 06/30/26	85,687,000	76,650,423
1.88%, 06/30/26	41,448,000	38,464,610
0.63%, 07/31/26	90,166,000	79,699,269
1.88%, 07/31/26	52,459,000	48,549,976
1.50%, 08/15/26	88,844,000	81,054,247
0.75%, 08/31/26	100,927,000	89,400,783
1.38%, 08/31/26	39,137,000	35,500,707
0.88%, 09/30/26	93,681,000	83,235,259
1.63%, 09/30/26	29,860,000	27,335,439
1.13%, 10/31/26	95,116,000	85,101,512
1.63%, 10/31/26	34,893,000	31,862,648
2.00%, 11/15/26	83,174,000	76,932,099
1.25%, 11/30/26	96,421,000	86,544,549
1.63%, 11/30/26	34,297,000	31,287,754
1.25%, 12/31/26	95,409,000	85,480,100
1.75%, 12/31/26	35,819,000	32,805,132
1.50%, 01/31/27	123,766,000	111,795,476
2.25%, 02/15/27	75,450,000	70,236,707
1.13%, 02/28/27	21,850,000	19,437,168
1.88%, 02/28/27	86,477,000	79,228,299
0.63%, 03/31/27	36,501,000	31,689,007
2.50%, 03/31/27	81,523,000	76,559,497
0.50%, 04/30/27	52,320,000	45,073,256
2.75%, 04/30/27	77,194,000	73,203,178
2.38%, 05/15/27	89,940,000	83,884,915
0.50%, 05/31/27	43,032,000	36,918,909
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.63%, 05/31/27	77,421,000	73,013,515
0.50%, 06/30/27	50,861,000	43,530,602
3.25%, 06/30/27	76,034,000	73,565,427
0.38%, 07/31/27	66,604,000	56,541,574
2.75%, 07/31/27	69,590,000	65,876,177
2.25%, 08/15/27	70,670,000	65,402,279
0.50%, 08/31/27	54,305,000	46,234,479
3.13%, 08/31/27	72,470,000	69,743,831
0.38%, 09/30/27	81,539,000	68,793,712
4.13%, 09/30/27	71,846,000	72,144,269
0.50%, 10/31/27	67,735,000	57,330,172
4.13%, 10/31/27	68,125,000	68,408,182
2.25%, 11/15/27	69,650,000	64,222,238
0.63%, 11/30/27	82,712,000	70,297,599
3.88%, 11/30/27	67,149,000	66,811,852
0.63%, 12/31/27	82,239,000	69,725,506
3.88%, 12/31/27	70,000,000	69,604,180
0.75%, 01/31/28	100,978,000	85,940,831
2.75%, 02/15/28	92,298,000	86,829,630
1.13%, 02/29/28	103,429,000	89,607,131
1.25%, 03/31/28	92,911,000	80,836,184
1.25%, 04/30/28	101,088,000	87,780,927
2.88%, 05/15/28	107,221,000	101,271,586
1.25%, 05/31/28	94,012,000	81,464,002
1.25%, 06/30/28	93,221,000	80,647,706
1.00%, 07/31/28	101,245,000	86,122,004
2.88%, 08/15/28	103,428,000	97,451,258
1.13%, 08/31/28	100,046,000	85,512,768
1.25%, 09/30/28	94,976,000	81,632,233
1.38%, 10/31/28	90,456,000	78,161,012
3.13%, 11/15/28	94,666,000	90,313,437
1.50%, 11/30/28	89,962,000	78,159,705
1.38%, 12/31/28	91,238,000	78,705,320
1.75%, 01/31/29	86,340,000	75,920,644
2.63%, 02/15/29	96,950,000	89,712,605
1.88%, 02/28/29	81,310,000	72,050,653
2.38%, 03/31/29	72,746,000	66,255,580
2.88%, 04/30/29	71,434,000	66,939,216
2.38%, 05/15/29	81,487,000	74,127,901
2.75%, 05/31/29	69,423,000	64,531,442
3.25%, 06/30/29	63,284,000	60,585,709
2.63%, 07/31/29	58,122,000	53,563,608
1.63%, 08/15/29	76,728,000	66,609,411
3.13%, 08/31/29	56,842,000	53,996,541
3.88%, 09/30/29	59,188,000	58,792,263
4.00%, 10/31/29	54,405,000	54,458,061
1.75%, 11/15/29	51,042,000	44,566,460
3.88%, 11/30/29	55,198,000	54,855,176
3.88%, 12/31/29	57,000,000	56,671,214
1.50%, 02/15/30	94,083,000	80,206,557
0.63%, 05/15/30	129,499,000	102,567,274
0.63%, 08/15/30	164,807,000	129,799,224
0.88%, 11/15/30	174,352,000	139,484,250
See financial notes
35Schwab Fixed-Income ETFs | Annual Report

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.13%, 02/15/31	169,835,000	138,539,301
1.63%, 05/15/31	166,588,000	140,278,824
1.25%, 08/15/31	183,012,000	148,619,378
1.38%, 11/15/31	180,299,000	146,846,883
1.88%, 02/15/32	160,690,000	136,299,235
2.88%, 05/15/32	166,870,000	153,862,717
4.13%, 11/15/32	108,847,000	111,025,605
Total Treasuries (Cost $7,936,211,802)		7,514,649,769

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12% (a)	53,564	53,564
Total Short-Term Investments (Cost $53,564)		53,564
Total Investments in Securities (Cost $7,936,265,366)		7,514,703,333

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$7,514,649,769	$—	$7,514,649,769
Short-Term Investments[1]	53,564	—	—	53,564
Total	$53,564	$7,514,649,769	$—	$7,514,703,333

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Fixed-Income ETFs | Annual Report36

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of December 31, 2022
Assets
Investments in securities, at value - unaffiliated (cost $7,936,265,366)		$7,514,703,333
Receivables:
Investments sold		244,463,921
Interest		39,469,132
Dividends	+	16,058
Total assets		7,798,652,444

Liabilities
Payables:
Investments bought		243,086,701
Management fees		196,382
Due to custodian	+	2,519
Total liabilities		243,285,602
Net assets		$7,555,366,842

Net Assets by Source
Capital received from investors		$8,349,496,967
Total distributable loss	+	(794,130,125)
Net assets		$7,555,366,842

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,555,366,842		153,500,000		$49.22

See financial notes
37Schwab Fixed-Income ETFs | Annual Report

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2022 through December 31, 2022
Investment Income
Interest received from securities - unaffiliated		$143,063,152
Dividends received from securities - unaffiliated	+	126,638
Total investment income		143,189,790

Expenses
Management fees		2,183,806
Proxy fees[1]	+	121,629
Total expenses	–	2,305,435
Net investment income		140,884,355

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(354,736,064)
Net realized losses on sales of in-kind redemptions - unaffiliated	+	(18,720,420)
Net realized losses		(373,456,484)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(373,736,025)
Net realized and unrealized losses		(747,192,509)
Decrease in net assets resulting from operations		($606,308,154)

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
Schwab Fixed-Income ETFs | Annual Report38

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/22-12/31/22		1/1/21-12/31/21
Net investment income		$140,884,355	$36,405,306
Net realized gains (losses)		(373,456,484)	29,699,817
Net change in unrealized appreciation (depreciation)	+	(373,736,025)	(174,720,996)
Decrease in net assets from operations		($606,308,154)	($108,615,873)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($140,863,160)	($36,438,300)

TRANSACTIONS IN FUND SHARES
	1/1/22-12/31/22			1/1/21-12/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		139,150,000	$7,219,464,611	51,000,000	$2,902,018,922
Shares redeemed	+	(51,750,000)	(2,628,923,902)	(52,800,000)	(2,997,677,163)
Net transactions in fund shares		87,400,000	$4,590,540,709	(1,800,000)	($95,658,241)

SHARES OUTSTANDING AND NET ASSETS
	1/1/22-12/31/22			1/1/21-12/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		66,100,000	$3,711,997,447	67,900,000	$3,952,709,861
Total increase (decrease)	+	87,400,000	3,843,369,395	(1,800,000)	(240,712,414)
End of period		153,500,000	$7,555,366,842	66,100,000	$3,711,997,447
See financial notes
39Schwab Fixed-Income ETFs | Annual Report

Schwab Long-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	10/10/19[1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$51.26	$54.87	$47.34	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	1.12	0.86	0.86	0.22
Net realized and unrealized gains (losses)	(16.08)	(3.60)	7.50	(2.67)
Total from investment operations	(14.96)	(2.74)	8.36	(2.45)
Less distributions:
Distributions from net investment income	(1.02)	(0.87)	(0.83)	(0.21)
Net asset value at end of period	$35.28	$51.26	$54.87	$47.34
Total return	(29.42%)	(4.96%)	17.64%	(4.91%)[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[4,5]	0.05%[6]	0.05%	0.06%[7,8]
Net investment income (loss)	2.83%	1.70%	1.55%	2.07%[7]
Portfolio turnover rate[9]	41%	68%	45%	3%[3]
Net assets, end of period (x 1,000)	$188,739	$99,948	$90,535	$18,935

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended 12/31/22 is a blended ratio (see financial note 4 for additional information).
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 12/31/21 is a blended ratio.
[7]	Annualized.
[8]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
[9]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Annual Report40

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed-rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.2% OF NET ASSETS
Bonds
4.50%, 02/15/36	844,400	902,653
4.75%, 02/15/37	500,400	547,649
5.00%, 05/15/37	647,600	724,353
4.38%, 02/15/38	680,800	714,629
4.50%, 05/15/38	771,100	820,401
3.50%, 02/15/39	790,000	743,680
4.25%, 05/15/39	1,173,200	1,210,135
4.50%, 08/15/39	1,251,900	1,329,262
4.38%, 11/15/39	1,347,100	1,407,649
4.63%, 02/15/40	1,357,100	1,460,404
1.13%, 05/15/40	4,066,800	2,550,144
4.38%, 05/15/40	1,314,600	1,369,415
1.13%, 08/15/40	4,967,300	3,093,053
3.88%, 08/15/40	1,306,800	1,276,352
1.38%, 11/15/40	5,528,800	3,597,172
4.25%, 11/15/40	1,297,600	1,327,519
1.88%, 02/15/41	6,697,000	4,737,552
4.75%, 02/15/41	1,376,300	1,499,209
2.25%, 05/15/41	5,769,600	4,337,772
4.38%, 05/15/41	1,270,800	1,318,706
1.75%, 08/15/41	7,559,200	5,178,969
3.75%, 08/15/41	1,285,400	1,222,020
2.00%, 11/15/41	6,354,200	4,544,305
3.13%, 11/15/41	1,348,600	1,165,975
2.38%, 02/15/42	5,141,100	3,925,686
3.13%, 02/15/42	1,427,800	1,231,219
3.00%, 05/15/42	1,327,800	1,117,772
3.25%, 05/15/42	4,538,000	3,980,737
2.75%, 08/15/42	1,551,700	1,250,146
3.38%, 08/15/42	3,931,600	3,513,292
2.75%, 11/15/42	2,251,200	1,808,006
4.00%, 11/15/42	2,698,600	2,641,534
3.13%, 02/15/43	1,931,100	1,649,262
2.88%, 05/15/43	3,055,500	2,499,439
3.63%, 08/15/43	2,192,400	2,019,608
3.75%, 11/15/43	2,231,400	2,093,956
3.63%, 02/15/44	2,375,700	2,183,743
3.38%, 05/15/44	2,201,800	1,943,507
3.13%, 08/15/44	2,835,300	2,399,079
3.00%, 11/15/44	2,482,100	2,054,189
2.50%, 02/15/45	3,295,900	2,489,099
3.00%, 05/15/45	1,612,200	1,331,563
2.88%, 08/15/45	2,194,000	1,770,636
3.00%, 11/15/45	1,295,900	1,068,863
2.50%, 02/15/46	2,667,600	2,001,797
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 05/15/46	2,701,100	2,022,723
2.25%, 08/15/46	3,334,300	2,370,243
2.88%, 11/15/46	1,502,700	1,208,047
3.00%, 02/15/47	2,969,100	2,438,330
3.00%, 05/15/47	2,286,800	1,877,460
2.75%, 08/15/47	3,262,300	2,557,735
2.75%, 11/15/47	3,290,000	2,579,452
3.00%, 02/15/48	3,761,300	3,095,357
3.13%, 05/15/48	4,038,400	3,405,922
3.00%, 08/15/48	4,425,600	3,647,910
3.38%, 11/15/48	4,537,600	4,018,410
3.00%, 02/15/49	4,777,200	3,951,884
2.88%, 05/15/49	4,667,800	3,770,365
2.25%, 08/15/49	4,393,300	3,104,890
2.38%, 11/15/49	4,126,900	3,000,306
2.00%, 02/15/50	5,186,400	3,441,293
1.25%, 05/15/50	6,025,400	3,257,794
1.38%, 08/15/50	6,790,800	3,796,099
1.63%, 11/15/50	6,719,800	4,020,569
1.88%, 02/15/51	7,495,200	4,783,821
2.38%, 05/15/51	7,551,600	5,438,273
2.00%, 08/15/51	7,471,600	4,912,701
1.88%, 11/15/51	6,956,400	4,424,739
2.25%, 02/15/52	6,354,100	4,436,135
2.88%, 05/15/52	6,050,200	4,866,221
3.00%, 08/15/52	5,747,400	4,758,954
4.00%, 11/15/52	3,898,000	3,914,123
Total Treasuries (Cost $205,154,022)		187,151,867

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12% (a)	218	218
Total Short-Term Investments (Cost $218)		218
Total Investments in Securities (Cost $205,154,240)		187,152,085

(a)	The rate shown is the annualized 7-day yield.
See financial notes
41Schwab Fixed-Income ETFs | Annual Report

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2022 (continued)

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$187,151,867	$—	$187,151,867
Short-Term Investments[1]	218	—	—	218
Total	$218	$187,151,867	$—	$187,152,085

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Fixed-Income ETFs | Annual Report42

Schwab Long-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of December 31, 2022
Assets
Investments in securities, at value - unaffiliated (cost $205,154,240)		$187,152,085
Receivables:
Investments sold		2,930,287
Interest		1,589,084
Dividends	+	422
Total assets		191,671,878

Liabilities
Payables:
Investments bought		2,928,039
Management fees	+	4,909
Total liabilities		2,932,948
Net assets		$188,738,930

Net Assets by Source
Capital received from investors		$219,816,732
Total distributable loss	+	(31,077,802)
Net assets		$188,738,930

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$188,738,930		5,350,000		$35.28

See financial notes
43Schwab Fixed-Income ETFs | Annual Report

Schwab Long-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2022 through December 31, 2022
Investment Income
Interest received from securities - unaffiliated		$2,918,917
Dividends received from securities - unaffiliated	+	3,813
Total investment income		2,922,730

Expenses
Management fees		34,566
Proxy fees[1]	+	1,969
Total expenses	–	36,535
Net investment income		2,886,195

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(14,008,923)
Net realized losses on sales of in-kind redemptions - unaffiliated	+	(913,175)
Net realized losses		(14,922,098)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(16,768,720)
Net realized and unrealized losses		(31,690,818)
Decrease in net assets resulting from operations		($28,804,623)

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
Schwab Fixed-Income ETFs | Annual Report44

Schwab Long-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/22-12/31/22		1/1/21-12/31/21
Net investment income		$2,886,195	$1,498,221
Net realized losses		(14,922,098)	(6,707,595)
Net change in unrealized appreciation (depreciation)	+	(16,768,720)	(1,537,862)
Decrease in net assets from operations		($28,804,623)	($6,747,236)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,856,565)	($1,504,385)

TRANSACTIONS IN FUND SHARES
	1/1/22-12/31/22			1/1/21-12/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,450,000	$203,105,803	2,200,000	$112,232,468
Shares redeemed	+	(2,050,000)	(82,653,392)	(1,900,000)	(94,568,490)
Net transactions in fund shares		3,400,000	$120,452,411	300,000	$17,663,978

SHARES OUTSTANDING AND NET ASSETS
	1/1/22-12/31/22			1/1/21-12/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,950,000	$99,947,707	1,650,000	$90,535,350
Total increase	+	3,400,000	88,791,223	300,000	9,412,357
End of period		5,350,000	$188,738,930	1,950,000	$99,947,707
See financial notes
45Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$53.91	$56.05	$53.43	$50.59	$52.07
Income (loss) from investment operations:
Net investment income (loss)[1]	1.11	0.96	1.19	1.43	1.35
Net realized and unrealized gains (losses)	(8.12)	(1.93)	2.79	2.90	(1.42)
Total from investment operations	(7.01)	(0.97)	3.98	4.33	(0.07)
Less distributions:
Distributions from net investment income	(1.20)	(1.17)	(1.36)	(1.49)	(1.41)
Net asset value at end of period	$45.70	$53.91	$56.05	$53.43	$50.59
Total return	(13.09%)	(1.74%)	7.50%	8.64%	(0.09%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[2,3]	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	2.29%	1.76%	2.14%	2.71%	2.67%
Portfolio turnover rate[4,5]	53%	48%	68%	63%	71%
Net assets, end of period (x 1,000,000)	$6,805	$9,074	$8,733	$7,384	$5,545

[1]	Calculated based on the average shares outstanding during the period.
[2]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended 12/31/22 is a blended ratio (see financial note 4 for additional information).
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[5]	Includes to-be-announced (TBA) transactions. (see financial note 2)
See financial notes
Schwab Fixed-Income ETFs | Annual Report46

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed-rate securities, the rate shown is the interest rate that was established when the security was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed-rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 23.9% OF NET ASSETS

Financial Institutions 8.1%
Banking 5.7%
Ally Financial, Inc.
3.88%, 05/21/24 (a)	350,000	341,426
5.13%, 09/30/24	200,000	198,336
4.63%, 03/30/25	250,000	244,659
5.80%, 05/01/25 (a)	250,000	249,179
2.20%, 11/02/28 (a)	150,000	117,410
8.00%, 11/01/31	1,000,000	1,035,969
American Express Co.
3.40%, 02/22/24 (a)	475,000	466,762
3.38%, 05/03/24	500,000	490,194
2.50%, 07/30/24 (a)	550,000	529,442
3.00%, 10/30/24 (a)	600,000	581,019
2.25%, 03/04/25 (a)	675,000	638,237
3.95%, 08/01/25 (a)	600,000	588,278
4.20%, 11/06/25 (a)	400,000	395,645
3.13%, 05/20/26 (a)	50,000	47,191
1.65%, 11/04/26 (a)	250,000	221,835
2.55%, 03/04/27 (a)	575,000	523,973
3.30%, 05/03/27 (a)	700,000	656,000
5.85%, 11/05/27 (a)	300,000	312,086
4.05%, 05/03/29 (a)	300,000	286,868
4.99%, 05/26/33 (a)(b)	250,000	241,542
4.05%, 12/03/42	150,000	129,020
American Express Credit Corp.
3.30%, 05/03/27 (a)	50,000	47,404
Australia & New Zealand Banking Group Ltd.
5.09%, 12/08/25	250,000	251,013
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 09/18/25	200,000	179,134
5.86%, 09/14/26 (a)(b)	200,000	199,943
6.14%, 09/14/28 (a)(b)	200,000	200,799
Banco Santander S.A.
3.89%, 05/24/24	400,000	391,547
2.71%, 06/27/24	600,000	576,173
3.50%, 03/24/25	200,000	193,035
2.75%, 05/28/25	600,000	561,926
5.15%, 08/18/25	400,000	396,263
5.18%, 11/19/25	400,000	395,250
4.25%, 04/11/27	400,000	381,349
5.29%, 08/18/27	600,000	585,809
1.72%, 09/14/27 (a)(b)	200,000	171,371
3.80%, 02/23/28	400,000	363,996
4.18%, 03/24/28 (a)(b)	400,000	371,578
4.38%, 04/12/28	400,000	376,291
3.31%, 06/27/29	200,000	175,179
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.49%, 05/28/30	400,000	338,635
2.75%, 12/03/30	400,000	306,630
2.96%, 03/25/31	200,000	160,681
3.23%, 11/22/32 (a)(b)	400,000	303,492
Bank of America Corp.
4.13%, 01/22/24	750,000	744,591
4.00%, 04/01/24	650,000	642,134
4.20%, 08/26/24	850,000	837,196
4.00%, 01/22/25	725,000	710,148
1.84%, 02/04/25 (a)(b)	250,000	239,893
3.46%, 03/15/25 (a)(b)	750,000	731,125
3.95%, 04/21/25	700,000	682,116
0.98%, 04/22/25 (a)(b)	500,000	469,004
3.84%, 04/25/25 (a)(b)	600,000	586,343
3.88%, 08/01/25	650,000	633,563
0.98%, 09/25/25 (a)(b)	675,000	623,142
3.09%, 10/01/25 (a)(b)	550,000	527,527
2.46%, 10/22/25 (a)(b)	850,000	804,025
1.53%, 12/06/25 (a)(b)	250,000	230,820
3.37%, 01/23/26 (a)(b)	500,000	478,226
2.02%, 02/13/26 (a)(b)	450,000	417,844
4.45%, 03/03/26	400,000	392,241
3.38%, 04/02/26 (a)(b)	500,000	477,844
3.50%, 04/19/26	850,000	812,094
1.32%, 06/19/26 (a)(b)	400,000	360,597
4.83%, 07/22/26 (a)(b)	100,000	98,990
6.22%, 09/15/26	100,000	103,834
4.25%, 10/22/26	700,000	677,581
1.20%, 10/24/26 (a)(b)	800,000	714,281
1.66%, 03/11/27 (a)(b)	500,000	442,305
3.56%, 04/23/27 (a)(b)	1,000,000	938,134
1.73%, 07/22/27 (a)(b)	1,700,000	1,491,132
3.25%, 10/21/27 (a)	800,000	740,475
4.18%, 11/25/27 (a)	650,000	617,902
3.82%, 01/20/28 (a)(b)	950,000	887,841
3.71%, 04/24/28 (a)(b)	500,000	463,730
4.38%, 04/27/28 (a)(b)	750,000	717,679
3.59%, 07/21/28 (a)(b)	850,000	783,507
4.95%, 07/22/28 (a)(b)	900,000	880,967
6.20%, 11/10/28 (a)(b)	500,000	515,187
3.42%, 12/20/28 (a)(b)	1,700,000	1,543,066
3.97%, 03/05/29 (a)(b)	750,000	693,708
2.09%, 06/14/29 (a)(b)	750,000	631,496
4.27%, 07/23/29 (a)(b)	850,000	795,387
3.97%, 02/07/30 (a)(b)	850,000	772,970
3.19%, 07/23/30 (a)(b)	800,000	690,123
2.88%, 10/22/30 (a)(b)	850,000	715,223
2.50%, 02/13/31 (a)(b)	1,000,000	813,535
2.59%, 04/29/31 (a)(b)	910,000	743,431
1.90%, 07/23/31 (a)(b)	900,000	693,942
1.92%, 10/24/31 (a)(b)	750,000	573,207
See financial notes
47Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.65%, 03/11/32 (a)(b)	600,000	481,293
2.69%, 04/22/32 (a)(b)	1,400,000	1,122,419
2.30%, 07/21/32 (a)(b)	1,150,000	886,555
2.57%, 10/20/32 (a)(b)	1,000,000	785,679
2.97%, 02/04/33 (a)(b)	1,000,000	807,599
4.57%, 04/27/33 (a)(b)	1,000,000	918,063
5.02%, 07/22/33 (a)(b)	1,500,000	1,424,548
2.48%, 09/21/36 (a)(b)	250,000	184,821
6.11%, 01/29/37	550,000	560,156
3.85%, 03/08/37 (a)(b)	700,000	580,473
4.24%, 04/24/38 (a)(b)	250,000	214,090
7.75%, 05/14/38	500,000	585,454
4.08%, 04/23/40 (a)(b)	475,000	395,594
2.68%, 06/19/41 (a)(b)	1,550,000	1,047,668
5.88%, 02/07/42	450,000	458,126
3.31%, 04/22/42 (a)(b)	1,050,000	773,904
5.00%, 01/21/44	450,000	414,645
4.88%, 04/01/44	150,000	136,547
4.75%, 04/21/45	200,000	172,859
4.44%, 01/20/48 (a)(b)	650,000	550,040
3.95%, 01/23/49 (a)(b)	350,000	272,149
4.33%, 03/15/50 (a)(b)	800,000	659,612
4.08%, 03/20/51 (a)(b)	1,200,000	949,167
2.83%, 10/24/51 (a)(b)	300,000	186,433
3.48%, 03/13/52 (a)(b)	300,000	213,570
2.97%, 07/21/52 (a)(b)	550,000	348,080
Bank of America NA
6.00%, 10/15/36	350,000	359,217
Bank of Montreal
3.30%, 02/05/24	550,000	539,967
2.15%, 03/08/24	400,000	386,759
2.50%, 06/28/24	400,000	385,224
4.25%, 09/14/24	400,000	394,637
1.50%, 01/10/25	500,000	466,691
1.85%, 05/01/25	475,000	443,954
3.70%, 06/07/25	400,000	388,335
1.25%, 09/15/26	400,000	350,977
0.95%, 01/22/27 (a)(b)	300,000	265,551
2.65%, 03/08/27	300,000	274,545
4.70%, 09/14/27 (a)	200,000	198,108
3.80%, 12/15/32 (a)(b)	504,000	444,804
3.09%, 01/10/37 (a)(b)	100,000	76,009
Bank of New York Mellon Corp.
3.65%, 02/04/24 (a)	150,000	147,830
3.25%, 09/11/24 (a)	350,000	340,668
2.10%, 10/24/24	445,000	424,664
0.85%, 10/25/24 (a)	250,000	232,837
3.00%, 02/24/25 (a)	350,000	337,697
1.60%, 04/24/25 (a)	550,000	511,298
3.35%, 04/25/25 (a)	100,000	96,936
3.43%, 06/13/25 (a)(b)	400,000	390,892
3.95%, 11/18/25 (a)	300,000	293,743
5.22%, 11/21/25 (a)(b)	100,000	100,126
0.75%, 01/28/26 (a)	150,000	133,122
2.45%, 08/17/26 (a)	300,000	276,284
2.05%, 01/26/27 (a)	250,000	225,113
3.25%, 05/16/27 (a)	325,000	306,178
3.40%, 01/29/28 (a)	250,000	233,216
3.44%, 02/07/28 (a)(b)	300,000	282,168
3.85%, 04/28/28	100,000	96,153
1.65%, 07/14/28 (a)	100,000	84,897
5.80%, 10/25/28 (a)(b)	400,000	413,347
3.00%, 10/30/28 (a)	225,000	201,059
3.30%, 08/23/29 (a)	250,000	224,540
4.60%, 07/26/30 (a)(b)	150,000	146,374
1.80%, 07/28/31 (a)	400,000	310,592
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.29%, 06/13/33 (a)(b)	250,000	234,618
5.83%, 10/25/33 (a)(b)	400,000	416,829
Bank of Nova Scotia
3.40%, 02/11/24	350,000	344,125
0.70%, 04/15/24	400,000	377,956
1.45%, 01/10/25	500,000	465,496
2.20%, 02/03/25	400,000	376,966
3.45%, 04/11/25	500,000	482,038
1.30%, 06/11/25	300,000	275,038
4.50%, 12/16/25	400,000	392,633
1.05%, 03/02/26	350,000	309,918
1.35%, 06/24/26	250,000	222,195
2.70%, 08/03/26	500,000	463,522
1.95%, 02/02/27	250,000	222,892
2.95%, 03/11/27	250,000	230,637
2.15%, 08/01/31	200,000	159,073
2.45%, 02/02/32	300,000	241,891
4.59%, 05/04/37 (a)(b)	450,000	384,579
Bank OZK
2.75%, 10/01/31 (a)(b)	175,000	149,573
BankUnited, Inc.
4.88%, 11/17/25 (a)	200,000	197,476
5.13%, 06/11/30 (a)	100,000	92,594
Barclays Bank PLC
3.75%, 05/15/24	200,000	196,625
Barclays PLC
4.38%, 09/11/24	200,000	195,965
3.65%, 03/16/25	600,000	576,924
3.93%, 05/07/25 (a)(b)	500,000	485,154
4.38%, 01/12/26	700,000	677,115
2.85%, 05/07/26 (a)(b)	400,000	371,611
5.20%, 05/12/26	650,000	633,309
5.30%, 08/09/26 (a)(b)	500,000	496,906
7.33%, 11/02/26 (a)(b)	500,000	518,733
2.28%, 11/24/27 (a)(b)	400,000	347,210
4.34%, 01/10/28 (a)	400,000	372,452
4.84%, 05/09/28 (a)	600,000	553,972
5.50%, 08/09/28 (a)(b)	500,000	486,514
4.97%, 05/16/29 (a)(b)	550,000	518,504
5.09%, 06/20/30 (a)(b)	450,000	415,655
2.65%, 06/24/31 (a)(b)	300,000	234,604
2.67%, 03/10/32 (a)(b)	350,000	267,941
2.89%, 11/24/32 (a)(b)	400,000	305,226
5.75%, 08/09/33 (a)(b)	300,000	284,263
7.44%, 11/02/33 (a)(b)	600,000	632,487
3.56%, 09/23/35 (a)(b)	300,000	230,309
3.81%, 03/10/42 (a)(b)	300,000	203,676
3.33%, 11/24/42 (a)(b)	300,000	206,728
5.25%, 08/17/45	400,000	360,032
4.95%, 01/10/47	500,000	432,522
BNP Paribas S.A.
4.25%, 10/15/24	300,000	293,334
BPCE S.A.
4.00%, 04/15/24	500,000	491,770
3.38%, 12/02/26	250,000	234,944
Canadian Imperial Bank of Commerce
3.10%, 04/02/24	250,000	244,025
2.25%, 01/28/25	400,000	377,757
3.30%, 04/07/25	400,000	384,174
3.95%, 08/04/25	400,000	391,515
0.95%, 10/23/25	200,000	179,835
3.45%, 04/07/27	300,000	282,336
3.60%, 04/07/32 (a)	300,000	265,059
Capital One Financial Corp.
3.90%, 01/29/24 (a)	450,000	444,574
3.75%, 04/24/24 (a)	200,000	196,363
See financial notes
Schwab Fixed-Income ETFs | Annual Report48

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.30%, 10/30/24 (a)	450,000	434,530
3.20%, 02/05/25 (a)	300,000	288,954
4.17%, 05/09/25 (a)(b)	300,000	293,385
4.20%, 10/29/25 (a)	400,000	387,163
2.64%, 03/03/26 (a)(b)	400,000	375,188
4.99%, 07/24/26 (a)(b)	400,000	392,678
3.75%, 07/28/26 (a)	500,000	472,564
3.75%, 03/09/27 (a)	250,000	237,609
3.65%, 05/11/27 (a)	250,000	235,877
1.88%, 11/02/27 (a)(b)	200,000	175,271
3.80%, 01/31/28 (a)	550,000	516,041
4.93%, 05/10/28 (a)(b)	300,000	290,901
3.27%, 03/01/30 (a)(b)	400,000	343,806
2.36%, 07/29/32 (a)(b)	325,000	234,347
2.62%, 11/02/32 (a)(b)	200,000	154,371
5.27%, 05/10/33 (a)(b)	350,000	325,487
Capital One NA
2.28%, 01/28/26 (a)(b)	325,000	304,894
Citibank NA
3.65%, 01/23/24 (a)	850,000	839,616
Citigroup, Inc.
3.75%, 06/16/24	200,000	196,909
4.00%, 08/05/24	250,000	246,388
3.88%, 03/26/25	200,000	194,664
3.35%, 04/24/25 (a)(b)	800,000	775,960
3.30%, 04/27/25	565,000	547,007
0.98%, 05/01/25 (a)(b)	600,000	562,177
4.14%, 05/24/25 (a)(b)	350,000	344,822
4.40%, 06/10/25	750,000	736,930
5.50%, 09/13/25	450,000	453,440
3.70%, 01/12/26	600,000	577,598
4.60%, 03/09/26	450,000	443,225
3.29%, 03/17/26 (a)(b)	400,000	380,596
3.11%, 04/08/26 (a)(b)	1,000,000	946,116
3.40%, 05/01/26	700,000	664,840
5.61%, 09/29/26 (a)(b)	700,000	702,656
3.20%, 10/21/26 (a)	850,000	788,733
4.30%, 11/20/26	350,000	338,593
1.12%, 01/28/27 (a)(b)	600,000	523,960
1.46%, 06/09/27 (a)(b)	800,000	695,316
4.45%, 09/29/27	1,000,000	956,046
3.89%, 01/10/28 (a)(b)	1,050,000	983,042
6.63%, 01/15/28	350,000	376,084
3.07%, 02/24/28 (a)(b)	500,000	451,796
4.66%, 05/24/28 (a)(b)	300,000	290,496
3.67%, 07/24/28 (a)(b)	900,000	828,177
4.13%, 07/25/28	650,000	606,754
3.52%, 10/27/28 (a)(b)	800,000	729,995
4.08%, 04/23/29 (a)(b)	300,000	276,932
3.98%, 03/20/30 (a)(b)	750,000	678,037
2.98%, 11/05/30 (a)(b)	350,000	294,499
2.67%, 01/29/31 (a)(b)	750,000	616,277
4.41%, 03/31/31 (a)(b)	1,200,000	1,104,585
2.57%, 06/03/31 (a)(b)	1,200,000	971,732
2.56%, 05/01/32 (a)(b)	750,000	592,961
6.63%, 06/15/32	300,000	315,754
2.52%, 11/03/32 (a)(b)	600,000	466,725
3.06%, 01/25/33 (a)(b)	750,000	607,004
5.88%, 02/22/33	150,000	149,457
3.79%, 03/17/33 (a)(b)	700,000	601,288
4.91%, 05/24/33 (a)(b)	700,000	657,928
6.00%, 10/31/33	200,000	202,390
6.27%, 11/17/33 (a)(b)	700,000	723,186
3.88%, 01/24/39 (a)(b)	300,000	248,708
8.13%, 07/15/39	550,000	677,529
5.32%, 03/26/41 (a)(b)	400,000	385,954
5.88%, 01/30/42	250,000	252,122
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 11/03/42 (a)(b)	250,000	173,884
6.68%, 09/13/43	300,000	325,601
5.30%, 05/06/44	250,000	226,987
4.65%, 07/30/45	200,000	173,352
4.75%, 05/18/46	600,000	498,882
4.28%, 04/24/48 (a)(b)	425,000	349,205
4.65%, 07/23/48 (a)	700,000	608,788
Citizens Bank NA
2.25%, 04/28/25 (a)	250,000	233,223
4.12%, 05/23/25 (a)(b)	250,000	245,580
3.75%, 02/18/26 (a)	100,000	95,964
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	300,000	291,918
2.85%, 07/27/26 (a)	150,000	139,054
2.50%, 02/06/30 (a)	200,000	161,810
3.25%, 04/30/30 (a)	300,000	261,309
2.64%, 09/30/32 (a)	250,000	185,469
Comerica Bank
4.00%, 07/27/25	250,000	242,956
Comerica, Inc.
4.00%, 02/01/29 (a)	150,000	140,948
Cooperatieve Rabobank UA
0.38%, 01/12/24	250,000	238,375
3.88%, 08/22/24	250,000	245,805
1.38%, 01/10/25	100,000	93,606
3.38%, 05/21/25	500,000	485,088
4.38%, 08/04/25	500,000	488,203
3.75%, 07/21/26	500,000	471,412
5.25%, 05/24/41	350,000	355,947
5.75%, 12/01/43	250,000	240,601
5.25%, 08/04/45	250,000	225,955
Credit Suisse AG
0.50%, 02/02/24	250,000	232,266
4.75%, 08/09/24	250,000	238,957
3.63%, 09/09/24	800,000	748,128
3.70%, 02/21/25	500,000	461,615
2.95%, 04/09/25	400,000	361,142
1.25%, 08/07/26	500,000	405,286
5.00%, 07/09/27	250,000	228,093
Credit Suisse Group AG
3.75%, 03/26/25	750,000	678,968
4.55%, 04/17/26	500,000	445,728
4.88%, 05/15/45	500,000	345,873
Credit Suisse USA, Inc.
7.13%, 07/15/32	300,000	304,810
Deutsche Bank AG
0.90%, 05/28/24	300,000	280,967
3.70%, 05/30/24	549,000	537,404
1.45%, 04/01/25 (a)(b)	150,000	139,600
4.50%, 04/01/25	400,000	381,159
3.96%, 11/26/25 (a)(b)	700,000	669,965
4.10%, 01/13/26	250,000	240,438
1.69%, 03/19/26	300,000	269,532
6.12%, 07/14/26 (a)(b)	200,000	199,359
2.13%, 11/24/26 (a)(b)	550,000	486,073
2.31%, 11/16/27 (a)(b)	500,000	424,999
2.55%, 01/07/28 (a)(b)	400,000	340,901
5.88%, 07/08/31 (a)(b)	150,000	130,502
3.55%, 09/18/31 (a)(b)	450,000	362,128
3.73%, 01/14/32 (a)(b)	350,000	258,211
3.04%, 05/28/32 (a)(b)	300,000	228,086
4.88%, 12/01/32 (a)(b)	250,000	209,245
3.74%, 01/07/33 (a)(b)	350,000	251,120
See financial notes
49Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Discover Bank
2.45%, 09/12/24 (a)	300,000	285,162
4.65%, 09/13/28 (a)	750,000	704,375
2.70%, 02/06/30 (a)	250,000	200,759
Discover Financial Services
3.95%, 11/06/24 (a)	200,000	194,932
3.75%, 03/04/25 (a)	250,000	241,118
4.10%, 02/09/27 (a)	300,000	282,735
Fifth Third Bancorp
4.30%, 01/16/24 (a)	250,000	247,852
3.65%, 01/25/24 (a)	575,000	567,144
2.38%, 01/28/25 (a)	50,000	47,462
2.55%, 05/05/27 (a)	300,000	270,610
1.71%, 11/01/27 (a)(b)	350,000	309,757
3.95%, 03/14/28 (a)	200,000	191,784
8.25%, 03/01/38	350,000	434,165
Fifth Third Bank NA
3.95%, 07/28/25 (a)	600,000	591,440
5.85%, 10/27/25 (a)(b)	300,000	303,436
3.85%, 03/15/26 (a)	350,000	334,968
2.25%, 02/01/27 (a)	50,000	45,187
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	25,000	23,671
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	242,464
First Horizon Corp.
4.00%, 05/26/25 (a)	100,000	97,390
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (a)(b)	250,000	236,555
6.13%, 03/09/28	200,000	204,725
Goldman Sachs Capital l
6.35%, 02/15/34	300,000	311,009
Goldman Sachs Group, Inc.
3.63%, 02/20/24 (a)	500,000	491,770
4.00%, 03/03/24	950,000	938,269
3.00%, 03/15/24	650,000	634,178
3.85%, 07/08/24 (a)	700,000	687,109
5.70%, 11/01/24	500,000	505,940
3.50%, 01/23/25 (a)	700,000	677,673
1.76%, 01/24/25 (a)(b)	500,000	478,795
3.50%, 04/01/25 (a)	975,000	938,989
3.75%, 05/22/25 (a)	700,000	677,848
3.27%, 09/29/25 (a)(b)	800,000	770,469
4.25%, 10/21/25	600,000	587,398
0.86%, 02/12/26 (a)(b)	150,000	135,710
3.75%, 02/25/26 (a)	350,000	337,569
3.50%, 11/16/26 (a)	900,000	846,090
1.09%, 12/09/26 (a)(b)	625,000	552,444
5.95%, 01/15/27	265,000	272,371
3.85%, 01/26/27 (a)	845,000	804,986
1.43%, 03/09/27 (a)(b)	900,000	788,883
1.54%, 09/10/27 (a)(b)	850,000	734,854
1.95%, 10/21/27 (a)(b)	1,200,000	1,048,599
2.64%, 02/24/28 (a)(b)	850,000	757,130
3.62%, 03/15/28 (a)(b)	500,000	464,779
3.69%, 06/05/28 (a)(b)	700,000	650,901
4.48%, 08/23/28 (a)(b)	500,000	478,933
3.81%, 04/23/29 (a)(b)	675,000	615,367
4.22%, 05/01/29 (a)(b)	1,050,000	978,610
2.60%, 02/07/30 (a)	600,000	501,416
3.80%, 03/15/30 (a)	700,000	629,698
1.99%, 01/27/32 (a)(b)	800,000	609,923
2.62%, 04/22/32 (a)(b)	600,000	478,812
2.38%, 07/21/32 (a)(b)	1,100,000	854,121
2.65%, 10/21/32 (a)(b)	900,000	711,019
6.13%, 02/15/33	200,000	208,808
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 02/24/33 (a)(b)	1,200,000	980,144
6.45%, 05/01/36	200,000	209,081
6.75%, 10/01/37	1,550,000	1,652,278
4.02%, 10/31/38 (a)(b)	700,000	576,338
4.41%, 04/23/39 (a)(b)	500,000	432,232
6.25%, 02/01/41	750,000	783,711
3.21%, 04/22/42 (a)(b)	600,000	432,467
2.91%, 07/21/42 (a)(b)	500,000	341,817
3.44%, 02/24/43 (a)(b)	500,000	369,441
4.80%, 07/08/44 (a)	525,000	464,920
5.15%, 05/22/45	600,000	543,697
4.75%, 10/21/45 (a)	550,000	484,626
HSBC Bank USA NA
5.63%, 08/15/35	250,000	239,144
7.00%, 01/15/39	200,000	217,133
HSBC Holdings PLC
4.25%, 03/14/24	500,000	491,684
3.80%, 03/11/25 (a)(b)	850,000	829,051
0.98%, 05/24/25 (a)(b)	200,000	185,133
4.25%, 08/18/25	550,000	529,763
2.63%, 11/07/25 (a)(b)	500,000	471,455
4.18%, 12/09/25 (a)(b)	400,000	388,523
4.30%, 03/08/26	1,000,000	968,241
3.00%, 03/10/26 (a)(b)	400,000	376,331
1.65%, 04/18/26 (a)(b)	500,000	452,066
3.90%, 05/25/26	700,000	668,431
2.10%, 06/04/26 (a)(b)	650,000	592,817
4.29%, 09/12/26 (a)(b)	950,000	912,204
7.34%, 11/03/26 (a)(b)	500,000	520,605
4.38%, 11/23/26	550,000	529,968
1.59%, 05/24/27 (a)(b)	600,000	517,902
2.25%, 11/22/27 (a)(b)	400,000	347,379
4.04%, 03/13/28 (a)(b)	800,000	739,348
4.76%, 06/09/28 (a)(b)	600,000	568,844
5.21%, 08/11/28 (a)(b)	600,000	578,826
2.01%, 09/22/28 (a)(b)	650,000	543,365
4.58%, 06/19/29 (a)(b)	950,000	876,101
2.21%, 08/17/29 (a)(b)	650,000	526,307
4.95%, 03/31/30	700,000	669,857
3.97%, 05/22/30 (a)(b)	900,000	788,669
2.85%, 06/04/31 (a)(b)	250,000	200,127
2.36%, 08/18/31 (a)(b)	500,000	383,708
2.80%, 05/24/32 (a)(b)	1,050,000	812,734
2.87%, 11/22/32 (a)(b)	600,000	460,824
4.76%, 03/29/33 (a)(b)	400,000	347,072
5.40%, 08/11/33 (a)(b)	700,000	651,694
8.11%, 11/03/33 (a)(b)	400,000	424,670
6.50%, 05/02/36	650,000	642,446
6.50%, 09/15/37	550,000	542,787
6.80%, 06/01/38	500,000	496,915
6.10%, 01/14/42	75,000	78,455
5.25%, 03/14/44	595,000	503,913
HSBC USA, Inc.
3.75%, 05/24/24	250,000	245,597
3.50%, 06/23/24	200,000	194,917
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	250,000	240,237
4.00%, 05/15/25 (a)	150,000	146,305
2.55%, 02/04/30 (a)	250,000	206,298
2.49%, 08/15/36 (a)(b)	350,000	254,390
Huntington National Bank
5.70%, 11/18/25 (a)(b)	300,000	301,037
4.55%, 05/17/28 (a)(b)	250,000	241,683
5.65%, 01/10/30 (a)	250,000	251,879
See financial notes
Schwab Fixed-Income ETFs | Annual Report50

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ING Groep N.V.
3.55%, 04/09/24	200,000	195,758
3.87%, 03/28/26 (a)(b)	400,000	384,363
3.95%, 03/29/27	500,000	473,152
1.73%, 04/01/27 (a)(b)	300,000	264,689
4.02%, 03/28/28 (a)(b)	400,000	373,885
4.55%, 10/02/28	250,000	238,931
4.05%, 04/09/29	255,000	235,296
2.73%, 04/01/32 (a)(b)	250,000	199,500
4.25%, 03/28/33 (a)(b)	300,000	265,465
Intesa Sanpaolo S.p.A.
5.25%, 01/12/24	200,000	198,354
JPMorgan Chase & Co.
3.88%, 02/01/24	470,000	465,223
3.63%, 05/13/24	500,000	491,676
3.88%, 09/10/24	800,000	783,884
3.13%, 01/23/25 (a)	700,000	676,389
0.56%, 02/16/25 (a)(b)	300,000	283,024
3.22%, 03/01/25 (a)(b)	600,000	583,303
0.82%, 06/01/25 (a)(b)	575,000	536,869
3.85%, 06/14/25 (a)(b)	600,000	587,430
0.97%, 06/23/25 (a)(b)	575,000	536,575
3.90%, 07/15/25 (a)	750,000	734,253
7.75%, 07/15/25	100,000	107,293
0.77%, 08/09/25 (a)(b)	250,000	230,826
2.30%, 10/15/25 (a)(b)	550,000	518,448
1.56%, 12/10/25 (a)(b)	100,000	92,643
5.55%, 12/15/25 (a)(b)	500,000	500,131
2.60%, 02/24/26 (a)(b)	400,000	376,450
2.01%, 03/13/26 (a)(b)	700,000	648,547
3.30%, 04/01/26 (a)	725,000	689,446
2.08%, 04/22/26 (a)(b)	1,050,000	974,974
4.08%, 04/26/26 (a)(b)	500,000	486,472
3.20%, 06/15/26 (a)	599,000	566,580
2.95%, 10/01/26 (a)	925,000	863,671
7.63%, 10/15/26	150,000	164,467
1.05%, 11/19/26 (a)(b)	800,000	706,626
4.13%, 12/15/26	600,000	581,217
3.96%, 01/29/27 (a)(b)	550,000	526,181
1.04%, 02/04/27 (a)(b)	650,000	567,183
1.58%, 04/22/27 (a)(b)	1,000,000	881,109
8.00%, 04/29/27	350,000	391,939
1.47%, 09/22/27 (a)(b)	750,000	649,757
4.25%, 10/01/27	493,000	475,005
3.63%, 12/01/27 (a)	300,000	278,929
3.78%, 02/01/28 (a)(b)	800,000	749,141
2.95%, 02/24/28 (a)(b)	500,000	453,319
4.32%, 04/26/28 (a)(b)	500,000	477,078
3.54%, 05/01/28 (a)(b)	900,000	830,438
2.18%, 06/01/28 (a)(b)	500,000	437,263
4.85%, 07/25/28 (a)(b)	1,000,000	977,392
3.51%, 01/23/29 (a)(b)	750,000	681,398
4.01%, 04/23/29 (a)(b)	750,000	695,314
2.07%, 06/01/29 (a)(b)	750,000	627,454
4.20%, 07/23/29 (a)(b)	900,000	840,123
4.45%, 12/05/29 (a)(b)	750,000	706,527
3.70%, 05/06/30 (a)(b)	900,000	807,678
8.75%, 09/01/30	200,000	232,512
2.74%, 10/15/30 (a)(b)	1,000,000	840,417
4.49%, 03/24/31 (a)(b)	1,000,000	937,249
2.52%, 04/22/31 (a)(b)	950,000	778,579
2.96%, 05/13/31 (a)(b)	900,000	743,033
1.76%, 11/19/31 (a)(b)	500,000	379,966
1.95%, 02/04/32 (a)(b)	900,000	690,957
2.58%, 04/22/32 (a)(b)	1,100,000	882,342
2.55%, 11/08/32 (a)(b)	750,000	593,458
2.96%, 01/25/33 (a)(b)	800,000	652,100
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.59%, 04/26/33 (a)(b)	500,000	463,964
4.91%, 07/25/33 (a)(b)	1,000,000	952,408
5.72%, 09/14/33 (a)(b)	500,000	492,068
6.40%, 05/15/38	750,000	813,433
3.88%, 07/24/38 (a)(b)	900,000	748,943
5.50%, 10/15/40	350,000	349,452
3.11%, 04/22/41 (a)(b)	450,000	328,134
5.60%, 07/15/41	500,000	502,352
2.53%, 11/19/41 (a)(b)	500,000	328,779
5.40%, 01/06/42	350,000	345,370
3.16%, 04/22/42 (a)(b)	650,000	472,873
5.63%, 08/16/43	400,000	391,049
4.85%, 02/01/44	300,000	277,422
4.95%, 06/01/45	400,000	360,052
4.26%, 02/22/48 (a)(b)	375,000	308,778
4.03%, 07/24/48 (a)(b)	500,000	397,544
3.96%, 11/15/48 (a)(b)	1,000,000	784,163
3.90%, 01/23/49 (a)(b)	550,000	427,315
3.11%, 04/22/51 (a)(b)	750,000	499,544
3.33%, 04/22/52 (a)(b)	1,100,000	757,613
KeyBank NA
3.30%, 06/01/25	450,000	433,277
4.39%, 12/14/27	250,000	240,583
6.95%, 02/01/28	200,000	210,825
3.90%, 04/13/29	250,000	224,359
KeyCorp
4.15%, 10/29/25	100,000	97,689
2.25%, 04/06/27	400,000	356,674
4.10%, 04/30/28	400,000	381,277
2.55%, 10/01/29	350,000	295,523
4.79%, 06/01/33 (a)(b)	250,000	237,092
Lloyds Banking Group PLC
3.90%, 03/12/24	350,000	343,618
4.50%, 11/04/24	300,000	293,347
4.45%, 05/08/25	400,000	392,489
3.87%, 07/09/25 (a)(b)	400,000	388,061
4.58%, 12/10/25	200,000	193,566
2.44%, 02/05/26 (a)(b)	250,000	232,626
3.51%, 03/18/26 (a)(b)	300,000	285,334
4.65%, 03/24/26	750,000	717,897
4.72%, 08/11/26 (a)(b)	250,000	244,559
3.75%, 01/11/27	400,000	372,520
1.63%, 05/11/27 (a)(b)	300,000	259,814
3.75%, 03/18/28 (a)(b)	300,000	276,740
4.38%, 03/22/28	600,000	569,480
4.55%, 08/16/28	200,000	187,687
3.57%, 11/07/28 (a)(b)	750,000	675,948
7.95%, 11/15/33 (a)(b)	200,000	212,396
5.30%, 12/01/45	250,000	215,326
3.37%, 12/14/46 (a)(b)	250,000	163,536
4.34%, 01/09/48	300,000	221,547
M&T Bank Corp.
4.55%, 08/16/28 (a)(b)	175,000	170,150
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	239,569
3.40%, 08/17/27	250,000	228,633
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/24	500,000	489,369
2.80%, 07/18/24	300,000	289,067
2.19%, 02/25/25	850,000	796,586
3.78%, 03/02/25	350,000	340,905
1.41%, 07/17/25	600,000	545,326
4.79%, 07/18/25 (a)(b)	500,000	494,988
0.95%, 07/19/25 (a)(b)	700,000	650,942
0.96%, 10/11/25 (a)(b)	400,000	367,932
3.85%, 03/01/26	750,000	718,297
See financial notes
51Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.76%, 09/13/26	200,000	183,158
3.68%, 02/22/27	300,000	284,740
1.54%, 07/20/27 (a)(b)	500,000	435,241
3.29%, 07/25/27	550,000	507,197
2.34%, 01/19/28 (a)(b)	400,000	352,839
3.96%, 03/02/28	250,000	236,926
5.02%, 07/20/28 (a)(b)	400,000	391,129
5.35%, 09/13/28 (a)(b)	500,000	496,184
3.74%, 03/07/29	450,000	416,544
3.20%, 07/18/29	650,000	570,267
2.56%, 02/25/30	400,000	331,836
2.05%, 07/17/30	550,000	434,781
2.31%, 07/20/32 (a)(b)	500,000	386,125
2.85%, 01/19/33 (a)(b)	400,000	319,246
4.32%, 04/19/33 (a)(b)	200,000	180,605
5.13%, 07/20/33 (a)(b)	400,000	383,553
4.29%, 07/26/38	150,000	130,350
4.15%, 03/07/39	150,000	128,229
3.75%, 07/18/39	500,000	406,535
Mizuho Financial Group, Inc.
2.56%, 09/13/25 (a)(b)	200,000	188,973
2.23%, 05/25/26 (a)(b)	400,000	368,528
2.84%, 09/13/26	250,000	227,909
3.66%, 02/28/27	300,000	279,267
1.23%, 05/22/27 (a)(b)	250,000	216,981
1.55%, 07/09/27 (a)(b)	250,000	218,056
3.17%, 09/11/27	700,000	641,533
4.02%, 03/05/28	300,000	283,611
4.25%, 09/11/29 (a)(b)	550,000	509,754
3.15%, 07/16/30 (a)(b)	250,000	214,230
2.87%, 09/13/30 (a)(b)	200,000	167,418
2.59%, 05/25/31 (a)(b)	250,000	202,233
2.20%, 07/10/31 (a)(b)	250,000	195,744
1.98%, 09/08/31 (a)(b)	400,000	306,317
2.56%, 09/13/31	200,000	153,564
2.26%, 07/09/32 (a)(b)	250,000	191,520
Morgan Stanley
3.88%, 04/29/24	850,000	837,181
3.70%, 10/23/24	850,000	830,759
0.79%, 01/22/25 (a)(b)	250,000	236,898
3.62%, 04/17/25 (a)(b)	600,000	586,082
0.79%, 05/30/25 (a)(b)	900,000	839,039
2.72%, 07/22/25 (a)(b)	490,000	469,308
4.00%, 07/23/25	800,000	782,291
0.86%, 10/21/25 (a)(b)	300,000	275,836
1.16%, 10/21/25 (a)(b)	500,000	460,790
5.00%, 11/24/25	600,000	598,725
3.88%, 01/27/26	850,000	823,580
2.63%, 02/18/26 (a)(b)	500,000	470,181
2.19%, 04/28/26 (a)(b)	750,000	696,713
4.68%, 07/17/26 (a)(b)	600,000	590,841
3.13%, 07/27/26	850,000	793,757
6.25%, 08/09/26	200,000	208,832
4.35%, 09/08/26	550,000	534,835
6.14%, 10/16/26 (a)(b)	500,000	511,846
0.99%, 12/10/26 (a)(b)	700,000	614,649
3.63%, 01/20/27	900,000	850,571
3.95%, 04/23/27	650,000	615,405
1.59%, 05/04/27 (a)(b)	750,000	658,868
1.51%, 07/20/27 (a)(b)	750,000	652,258
2.48%, 01/21/28 (a)(b)	750,000	666,704
4.21%, 04/20/28 (a)(b)	750,000	713,595
3.59%, 07/22/28 (a)(b)	900,000	827,992
6.30%, 10/18/28 (a)(b)	500,000	515,757
3.77%, 01/24/29 (a)(b)	850,000	779,668
4.43%, 01/23/30 (a)(b)	950,000	888,061
2.70%, 01/22/31 (a)(b)	1,150,000	953,002
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.62%, 04/01/31 (a)(b)	900,000	788,160
1.79%, 02/13/32 (a)(b)	700,000	526,077
7.25%, 04/01/32	400,000	450,163
1.93%, 04/28/32 (a)(b)	600,000	454,121
2.24%, 07/21/32 (a)(b)	1,100,000	843,845
2.51%, 10/20/32 (a)(b)	750,000	586,898
2.94%, 01/21/33 (a)(b)	750,000	608,901
4.89%, 07/20/33 (a)(b)	500,000	470,575
6.34%, 10/18/33 (a)(b)	500,000	523,631
2.48%, 09/16/36 (a)(b)	900,000	657,321
5.30%, 04/20/37 (a)(b)	400,000	366,471
3.97%, 07/22/38 (a)(b)	650,000	546,437
4.46%, 04/22/39 (a)(b)	250,000	220,362
3.22%, 04/22/42 (a)(b)	700,000	517,504
6.38%, 07/24/42	600,000	654,141
4.30%, 01/27/45	500,000	425,855
4.38%, 01/22/47	750,000	639,661
5.60%, 03/24/51 (a)(b)	500,000	500,243
2.80%, 01/25/52 (a)(b)	675,000	420,672
National Australia Bank Ltd.
3.50%, 06/09/25	250,000	242,692
3.38%, 01/14/26	350,000	334,932
2.50%, 07/12/26	250,000	230,545
3.91%, 06/09/27	500,000	479,904
National Bank of Canada
3.75%, 06/09/25 (a)(b)	250,000	243,339
Natwest Group PLC
5.13%, 05/28/24	400,000	398,868
4.27%, 03/22/25 (a)(b)	600,000	586,398
4.80%, 04/05/26	600,000	587,144
7.47%, 11/10/26 (a)(b)	200,000	208,440
1.64%, 06/14/27 (a)(b)	250,000	216,970
3.07%, 05/22/28 (a)(b)	300,000	268,377
5.52%, 09/30/28 (a)(b)	300,000	297,322
4.89%, 05/18/29 (a)(b)	550,000	519,174
3.75%, 11/01/29 (a)(b)	200,000	185,922
5.08%, 01/27/30 (a)(b)	550,000	518,816
4.45%, 05/08/30 (a)(b)	300,000	272,850
3.03%, 11/28/35 (a)(b)	250,000	185,003
Northern Trust Corp.
3.95%, 10/30/25	350,000	343,125
4.00%, 05/10/27 (a)	150,000	146,796
3.65%, 08/03/28 (a)	250,000	238,175
3.15%, 05/03/29 (a)	150,000	136,380
1.95%, 05/01/30 (a)	250,000	205,905
3.38%, 05/08/32 (a)(b)	350,000	319,035
PNC Bank NA
2.50%, 08/27/24 (a)	250,000	240,033
3.30%, 10/30/24 (a)	475,000	462,596
3.88%, 04/10/25 (a)	250,000	243,308
3.25%, 06/01/25 (a)	500,000	482,536
3.10%, 10/25/27 (a)	300,000	281,288
3.25%, 01/22/28 (a)	250,000	234,017
4.05%, 07/26/28	550,000	519,621
2.70%, 10/22/29	425,000	359,797
PNC Financial Services Group, Inc.
3.50%, 01/23/24 (a)	350,000	344,762
3.90%, 04/29/24 (a)	100,000	98,847
2.20%, 11/01/24 (a)	200,000	191,348
2.60%, 07/23/26 (a)	300,000	278,242
3.15%, 05/19/27 (a)	100,000	93,493
3.45%, 04/23/29 (a)	500,000	458,737
2.55%, 01/22/30 (a)	700,000	595,661
2.31%, 04/23/32 (a)(b)	300,000	243,531
6.04%, 10/28/33 (a)(b)	500,000	523,369
See financial notes
Schwab Fixed-Income ETFs | Annual Report52

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Regions Bank
6.45%, 06/26/37	250,000	260,783
Regions Financial Corp.
2.25%, 05/18/25 (a)	250,000	234,001
1.80%, 08/12/28 (a)	250,000	212,613
Royal Bank of Canada
0.43%, 01/19/24	550,000	525,467
2.55%, 07/16/24	500,000	482,591
3.97%, 07/26/24	500,000	493,336
0.75%, 10/07/24	200,000	186,153
2.25%, 11/01/24	750,000	715,607
1.60%, 01/21/25	200,000	187,093
3.38%, 04/14/25	600,000	581,371
1.15%, 06/10/25	200,000	183,304
0.88%, 01/20/26	650,000	578,441
4.65%, 01/27/26	450,000	444,668
1.20%, 04/27/26	350,000	311,760
1.15%, 07/14/26	300,000	264,765
1.40%, 11/02/26	200,000	176,000
3.63%, 05/04/27	400,000	381,197
6.00%, 11/01/27	500,000	520,933
2.30%, 11/03/31	500,000	401,817
3.88%, 05/04/32	250,000	228,421
Santander Holdings USA, Inc.
3.50%, 06/07/24 (a)	250,000	243,061
3.45%, 06/02/25 (a)	250,000	238,141
4.50%, 07/17/25 (a)	600,000	588,876
5.81%, 09/09/26 (a)(b)	100,000	99,460
3.24%, 10/05/26 (a)(c)	350,000	325,215
4.40%, 07/13/27 (a)	450,000	430,079
Santander UK Group Holdings PLC
1.09%, 03/15/25 (a)(b)	500,000	468,562
1.53%, 08/21/26 (a)(b)	400,000	352,565
1.67%, 06/14/27 (a)(b)	200,000	169,885
2.47%, 01/11/28 (a)(b)	200,000	171,268
3.82%, 11/03/28 (a)(b)	350,000	312,887
2.90%, 03/15/32 (a)(b)	200,000	154,883
Santander UK PLC
4.00%, 03/13/24	400,000	395,333
2.88%, 06/18/24	100,000	96,558
Signature Bank
4.00%, 10/15/30 (a)(b)	225,000	206,310
State Street Corp.
3.30%, 12/16/24	400,000	390,307
3.55%, 08/18/25	571,000	556,279
2.35%, 11/01/25 (a)(b)	450,000	429,414
2.90%, 03/30/26 (a)(b)	100,000	95,317
2.65%, 05/19/26	250,000	235,468
4.14%, 12/03/29 (a)(b)	300,000	284,376
2.40%, 01/24/30	250,000	212,816
2.20%, 03/03/31	200,000	160,310
3.15%, 03/30/31 (a)(b)	200,000	176,067
2.62%, 02/07/33 (a)(b)	150,000	122,865
4.42%, 05/13/33 (a)(b)	200,000	189,011
3.03%, 11/01/34 (a)(b)	100,000	84,445
Sumitomo Mitsui Banking Corp.
3.95%, 01/10/24	250,000	246,711
3.40%, 07/11/24	400,000	388,629
3.65%, 07/23/25	250,000	240,551
Sumitomo Mitsui Financial Group, Inc.
2.70%, 07/16/24	400,000	384,075
2.45%, 09/27/24	350,000	332,847
2.35%, 01/15/25	250,000	236,637
1.47%, 07/08/25	750,000	684,021
3.78%, 03/09/26	550,000	531,424
2.63%, 07/14/26	700,000	641,955
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.40%, 09/17/26	500,000	435,334
3.01%, 10/19/26	400,000	371,775
3.45%, 01/11/27	300,000	280,689
2.17%, 01/14/27	200,000	177,423
3.36%, 07/12/27	600,000	554,656
3.54%, 01/17/28	300,000	278,866
3.94%, 07/19/28	150,000	141,354
1.90%, 09/17/28	700,000	579,007
4.31%, 10/16/28	250,000	235,606
3.04%, 07/16/29	750,000	651,046
3.20%, 09/17/29	50,000	43,323
2.72%, 09/27/29	200,000	168,829
2.75%, 01/15/30	450,000	378,070
2.13%, 07/08/30	450,000	357,295
2.14%, 09/23/30	350,000	270,685
2.22%, 09/17/31	350,000	270,600
2.93%, 09/17/41	250,000	167,525
SVB Financial Group
3.50%, 01/29/25	100,000	96,246
3.13%, 06/05/30 (a)	250,000	206,018
1.80%, 02/02/31 (a)	350,000	255,039
4.57%, 04/29/33 (a)(b)	250,000	220,909
Synchrony Bank
5.40%, 08/22/25 (a)	250,000	247,315
Synchrony Financial
4.38%, 03/19/24 (a)	158,000	155,227
4.25%, 08/15/24 (a)	250,000	244,654
3.70%, 08/04/26 (a)	450,000	416,036
3.95%, 12/01/27 (a)	450,000	402,137
5.15%, 03/19/29 (a)	450,000	426,242
Toronto-Dominion Bank
0.55%, 03/04/24	150,000	142,646
3.25%, 03/11/24	400,000	391,603
2.65%, 06/12/24	500,000	484,323
0.70%, 09/10/24	300,000	279,319
1.45%, 01/10/25	200,000	186,440
3.77%, 06/06/25	400,000	388,455
1.15%, 06/12/25	500,000	456,055
0.75%, 09/11/25	525,000	470,028
0.75%, 01/06/26	375,000	332,177
1.20%, 06/03/26	500,000	441,400
1.25%, 09/10/26	500,000	437,599
1.95%, 01/12/27	250,000	223,646
2.80%, 03/10/27	350,000	321,035
4.11%, 06/08/27 (d)	500,000	483,346
4.69%, 09/15/27	500,000	494,631
2.00%, 09/10/31	200,000	157,660
3.63%, 09/15/31 (a)(b)	500,000	461,343
3.20%, 03/10/32	450,000	388,664
4.46%, 06/08/32	600,000	571,611
Truist Bank
3.20%, 04/01/24 (a)	350,000	342,176
1.50%, 03/10/25 (a)	400,000	371,541
3.63%, 09/16/25 (a)	500,000	481,225
4.05%, 11/03/25 (a)	350,000	344,563
3.30%, 05/15/26 (a)	150,000	141,378
3.80%, 10/30/26 (a)	250,000	237,344
2.25%, 03/11/30 (a)	600,000	485,683
Truist Financial Corp.
2.50%, 08/01/24 (a)	160,000	153,724
2.85%, 10/26/24 (a)	100,000	96,521
4.00%, 05/01/25 (a)	300,000	294,038
3.70%, 06/05/25 (a)	230,000	223,768
1.20%, 08/05/25 (a)	400,000	366,548
4.26%, 07/28/26 (a)(b)	400,000	393,824
1.27%, 03/02/27 (a)(b)	300,000	266,913
See financial notes
53Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.13%, 08/03/27 (a)	600,000	506,895
4.12%, 06/06/28 (a)(b)	300,000	287,748
3.88%, 03/19/29 (a)	200,000	184,618
1.89%, 06/07/29 (a)(b)	350,000	295,311
1.95%, 06/05/30 (a)	75,000	60,432
4.92%, 07/28/33 (a)(b)	300,000	282,238
US Bancorp
3.70%, 01/30/24 (a)	250,000	246,980
3.38%, 02/05/24 (a)	450,000	442,352
2.40%, 07/30/24 (a)	400,000	384,815
3.60%, 09/11/24 (a)	300,000	294,130
1.45%, 05/12/25 (a)	500,000	464,186
3.95%, 11/17/25 (a)	300,000	293,989
3.10%, 04/27/26 (a)	100,000	94,652
2.38%, 07/22/26 (a)	400,000	369,761
5.73%, 10/21/26 (a)(b)	400,000	408,100
3.15%, 04/27/27 (a)	400,000	376,312
3.90%, 04/26/28 (a)	450,000	432,144
4.55%, 07/22/28 (a)(b)	500,000	490,172
1.38%, 07/22/30 (a)	450,000	349,565
2.68%, 01/27/33 (a)(b)	250,000	206,678
4.97%, 07/22/33 (a)(b)	400,000	380,977
5.85%, 10/21/33 (a)(b)	400,000	416,599
2.49%, 11/03/36 (a)(b)	400,000	305,542
US Bank NA
2.05%, 01/21/25 (a)	300,000	284,594
2.80%, 01/27/25 (a)	250,000	241,176
Valley National Bancorp
3.00%, 06/15/31 (a)(b)	150,000	131,972
Wachovia Corp.
7.57%, 08/01/26	200,000	215,861
5.50%, 08/01/35	200,000	195,232
Webster Financial Corp.
4.10%, 03/25/29 (a)	150,000	136,602
Wells Fargo & Co.
4.48%, 01/16/24	200,000	198,836
3.75%, 01/24/24 (a)	800,000	790,781
3.30%, 09/09/24	550,000	534,600
3.00%, 02/19/25	700,000	671,174
3.55%, 09/29/25	750,000	721,786
2.41%, 10/30/25 (a)(b)	900,000	853,008
2.16%, 02/11/26 (a)(b)	1,000,000	933,563
3.00%, 04/22/26	1,050,000	982,942
3.91%, 04/25/26 (a)(b)	800,000	778,256
2.19%, 04/30/26 (a)(b)	1,000,000	931,182
4.10%, 06/03/26	600,000	580,660
4.54%, 08/15/26 (a)(b)	300,000	294,406
3.00%, 10/23/26	1,000,000	925,457
3.20%, 06/17/27 (a)(b)	750,000	697,407
4.30%, 07/22/27	800,000	771,150
3.53%, 03/24/28 (a)(b)	1,075,000	997,726
3.58%, 05/22/28 (a)(b)	950,000	881,115
2.39%, 06/02/28 (a)(b)	750,000	662,536
4.81%, 07/25/28 (a)(b)	750,000	731,769
4.15%, 01/24/29 (a)	750,000	706,050
7.95%, 11/15/29	100,000	109,674
2.88%, 10/30/30 (a)(b)	1,025,000	873,273
2.57%, 02/11/31 (a)(b)	900,000	746,568
4.48%, 04/04/31 (a)(b)	700,000	656,553
3.35%, 03/02/33 (a)(b)	1,000,000	843,508
4.90%, 07/25/33 (a)(b)	1,000,000	949,264
5.38%, 02/07/35	100,000	98,800
5.95%, 12/15/36	175,000	169,969
3.07%, 04/30/41 (a)(b)	1,150,000	822,508
5.38%, 11/02/43	600,000	561,651
5.61%, 01/15/44	700,000	682,028
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 11/04/44	600,000	508,561
3.90%, 05/01/45	600,000	462,627
4.90%, 11/17/45	400,000	347,003
4.40%, 06/14/46	550,000	440,256
4.75%, 12/07/46	600,000	503,912
5.01%, 04/04/51 (a)(b)	1,550,000	1,380,306
4.61%, 04/25/53 (a)(b)	850,000	722,850
Wells Fargo Bank NA
5.95%, 08/26/36	275,000	277,706
5.85%, 02/01/37	350,000	353,244
6.60%, 01/15/38	200,000	217,327
Western Alliance Bancorp
3.00%, 06/15/31 (a)(b)	200,000	170,498
Westpac Banking Corp.
3.30%, 02/26/24	250,000	245,771
5.35%, 10/18/24	350,000	352,662
1.02%, 11/18/24	300,000	279,309
2.35%, 02/19/25	400,000	379,748
2.85%, 05/13/26	500,000	468,865
1.15%, 06/03/26	400,000	354,070
2.70%, 08/19/26	550,000	511,003
3.35%, 03/08/27	400,000	377,285
5.46%, 11/18/27	350,000	358,137
3.40%, 01/25/28	300,000	281,338
1.95%, 11/20/28	150,000	127,993
2.65%, 01/16/30	250,000	217,429
2.89%, 02/04/30 (a)(b)	400,000	367,104
2.15%, 06/03/31	375,000	311,823
4.32%, 11/23/31 (a)(b)	550,000	515,972
5.41%, 08/10/33 (a)(b)	250,000	234,318
4.11%, 07/24/34 (a)(b)	400,000	343,442
2.67%, 11/15/35 (a)(b)	300,000	223,140
3.02%, 11/18/36 (a)(b)	250,000	185,805
4.42%, 07/24/39	400,000	331,526
2.96%, 11/16/40	400,000	264,962
3.13%, 11/18/41	300,000	198,661
Zions Bancorp NA
3.25%, 10/29/29 (a)	300,000	246,265
		388,469,955
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	125,000	123,638
3.30%, 06/15/30 (a)	200,000	168,083
Ameriprise Financial, Inc.
3.70%, 10/15/24	275,000	268,279
3.00%, 04/02/25 (a)	150,000	143,799
2.88%, 09/15/26 (a)	150,000	139,627
BGC Partners, Inc.
3.75%, 10/01/24 (a)	50,000	47,851
BlackRock, Inc.
3.50%, 03/18/24	200,000	196,931
3.20%, 03/15/27	225,000	213,437
3.25%, 04/30/29 (a)	500,000	462,899
2.40%, 04/30/30 (a)	300,000	256,543
1.90%, 01/28/31 (a)	500,000	405,339
Brookfield Corp.
4.00%, 01/15/25 (a)	150,000	146,781
Brookfield Finance I UK PLC
2.34%, 01/30/32 (a)	100,000	76,263
Brookfield Finance LLC
3.45%, 04/15/50 (a)	200,000	127,779
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	250,000	245,921
3.90%, 01/25/28 (a)	450,000	414,934
See financial notes
Schwab Fixed-Income ETFs | Annual Report54

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 03/29/29 (a)	350,000	335,093
4.35%, 04/15/30 (a)	250,000	227,554
4.70%, 09/20/47 (a)	300,000	241,210
3.50%, 03/30/51 (a)	200,000	128,510
3.63%, 02/15/52 (a)	175,000	114,915
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	250,000	239,442
1.63%, 12/15/30 (a)	50,000	39,025
3.00%, 03/16/32 (a)	100,000	83,675
CI Financial Corp.
3.20%, 12/17/30 (a)	275,000	209,555
4.10%, 06/15/51 (a)	275,000	164,076
CME Group, Inc.
3.00%, 03/15/25 (a)	200,000	193,683
3.75%, 06/15/28 (a)	200,000	193,229
5.30%, 09/15/43 (a)	300,000	310,090
4.15%, 06/15/48 (a)	250,000	224,555
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	100,000	95,131
4.50%, 06/20/28 (a)	150,000	146,530
Eaton Vance Corp.
3.50%, 04/06/27 (a)	123,000	114,830
Franklin Resources, Inc.
2.85%, 03/30/25	125,000	119,221
1.60%, 10/30/30 (a)	250,000	192,796
2.95%, 08/12/51 (a)	100,000	62,585
Intercontinental Exchange, Inc.
3.65%, 05/23/25 (a)	350,000	342,823
3.75%, 12/01/25 (a)	250,000	243,569
3.10%, 09/15/27 (a)	200,000	185,982
4.00%, 09/15/27 (a)	450,000	435,063
3.75%, 09/21/28 (a)	200,000	189,418
4.35%, 06/15/29 (a)	300,000	290,612
2.10%, 06/15/30 (a)	350,000	286,244
1.85%, 09/15/32 (a)	500,000	376,757
4.60%, 03/15/33 (a)	425,000	408,041
2.65%, 09/15/40 (a)	350,000	243,571
4.25%, 09/21/48 (a)	275,000	231,178
3.00%, 06/15/50 (a)	375,000	251,978
4.95%, 06/15/52 (a)	400,000	371,457
3.00%, 09/15/60 (a)	450,000	280,938
5.20%, 06/15/62 (a)	300,000	284,698
Invesco Finance PLC
4.00%, 01/30/24	50,000	49,626
3.75%, 01/15/26	275,000	264,500
5.38%, 11/30/43	100,000	93,449
Janus Capital Group, Inc.
4.88%, 08/01/25 (a)	150,000	147,934
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	197,433
4.15%, 01/23/30	300,000	268,438
2.63%, 10/15/31 (a)	300,000	230,670
2.75%, 10/15/32 (a)	150,000	113,170
Jefferies Group LLC
6.45%, 06/08/27	100,000	104,138
6.25%, 01/15/36	150,000	152,669
6.50%, 01/20/43	75,000	73,503
Lazard Group LLC
3.75%, 02/13/25	50,000	48,344
3.63%, 03/01/27 (a)	100,000	92,978
4.50%, 09/19/28 (a)	100,000	92,952
4.38%, 03/11/29 (a)	250,000	231,472
Legg Mason, Inc.
4.75%, 03/15/26	150,000	150,746
5.63%, 01/15/44	176,000	173,196
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	145,042
2.50%, 12/21/40 (a)	350,000	227,588
3.25%, 04/28/50 (a)	225,000	152,151
Nomura Holdings, Inc.
2.65%, 01/16/25	500,000	472,707
1.85%, 07/16/25	500,000	456,069
1.65%, 07/14/26	500,000	436,586
2.33%, 01/22/27	400,000	351,167
2.17%, 07/14/28	400,000	331,001
3.10%, 01/16/30	500,000	416,729
2.68%, 07/16/30	350,000	280,757
2.61%, 07/14/31	200,000	154,684
3.00%, 01/22/32	200,000	157,764
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	200,000	193,008
4.95%, 07/15/46	200,000	179,798
3.75%, 04/01/51 (a)	200,000	146,062
Stifel Financial Corp.
4.25%, 07/18/24	100,000	98,143
4.00%, 05/15/30 (a)	200,000	173,906
The Charles Schwab Corp.
3.55%, 02/01/24 (a)(e)	125,000	123,351
0.75%, 03/18/24 (a)(e)	400,000	380,421
3.75%, 04/01/24 (a)(e)	80,000	78,848
3.00%, 03/10/25 (a)(e)	75,000	72,189
4.20%, 03/24/25 (a)(e)	150,000	148,416
3.63%, 04/01/25 (a)(e)	100,000	97,517
3.85%, 05/21/25 (a)(e)	200,000	195,396
3.45%, 02/13/26 (a)(e)	75,000	72,709
0.90%, 03/11/26 (a)(e)	325,000	288,169
1.15%, 05/13/26 (a)(e)	250,000	222,469
3.20%, 03/02/27 (a)(e)	175,000	164,842
2.45%, 03/03/27 (a)(e)	400,000	366,072
3.30%, 04/01/27 (a)(e)	175,000	166,021
3.20%, 01/25/28 (a)(e)	175,000	163,390
2.00%, 03/20/28 (a)(e)	325,000	285,768
4.00%, 02/01/29 (a)(e)	150,000	142,884
3.25%, 05/22/29 (a)(e)	150,000	136,225
2.75%, 10/01/29 (a)(e)	125,000	109,189
4.63%, 03/22/30 (a)(e)	125,000	122,891
1.65%, 03/11/31 (a)(e)	200,000	155,971
2.30%, 05/13/31 (a)(e)	200,000	163,819
1.95%, 12/01/31 (a)(e)	225,000	176,691
2.90%, 03/03/32 (a)(e)	250,000	212,768
		22,200,534
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.88%, 01/16/24 (a)	250,000	247,784
3.15%, 02/15/24 (a)	200,000	194,200
2.88%, 08/14/24 (a)	150,000	142,185
1.65%, 10/29/24 (a)	850,000	785,412
1.75%, 10/29/24 (a)	350,000	323,013
3.50%, 01/15/25 (a)	300,000	286,802
6.50%, 07/15/25 (a)	350,000	355,688
4.45%, 10/01/25 (a)	150,000	144,775
1.75%, 01/30/26 (a)	300,000	264,564
4.45%, 04/03/26 (a)	350,000	336,504
2.45%, 10/29/26 (a)	750,000	656,848
3.65%, 07/21/27 (a)	300,000	272,450
4.63%, 10/15/27 (a)	150,000	139,817
3.88%, 01/23/28 (a)	200,000	180,721
3.00%, 10/29/28 (a)	1,000,000	840,644
3.30%, 01/30/32 (a)	1,175,000	919,087
See financial notes
55Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 10/29/33 (a)	400,000	304,498
3.85%, 10/29/41 (a)	450,000	318,032
Air Lease Corp.
0.70%, 02/15/24 (a)	250,000	236,366
4.25%, 09/15/24 (a)	400,000	391,751
2.30%, 02/01/25 (a)	250,000	233,370
3.25%, 03/01/25 (a)	200,000	190,092
3.38%, 07/01/25 (a)	100,000	94,413
2.88%, 01/15/26 (a)	200,000	185,318
3.75%, 06/01/26 (a)	250,000	234,627
1.88%, 08/15/26 (a)	200,000	174,399
3.63%, 04/01/27 (a)	300,000	274,017
3.63%, 12/01/27 (a)	249,000	225,603
2.10%, 09/01/28 (a)	200,000	163,590
4.63%, 10/01/28 (a)	200,000	187,574
3.25%, 10/01/29 (a)	250,000	213,493
3.00%, 02/01/30 (a)	250,000	209,394
3.13%, 12/01/30 (a)	100,000	83,019
2.88%, 01/15/32 (a)	250,000	199,625
Aircastle Ltd.
4.13%, 05/01/24 (a)	250,000	242,211
4.25%, 06/15/26 (a)	200,000	188,581
Ares Capital Corp.
4.20%, 06/10/24 (a)	300,000	290,251
4.25%, 03/01/25 (a)	100,000	95,061
3.25%, 07/15/25 (a)	350,000	323,083
3.88%, 01/15/26 (a)	400,000	367,939
2.15%, 07/15/26 (a)	300,000	254,762
2.88%, 06/15/27 (a)	150,000	127,878
2.88%, 06/15/28 (a)	350,000	281,898
3.20%, 11/15/31 (a)	250,000	184,122
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	200,000	173,323
Blackstone Private Credit Fund
2.35%, 11/22/24	150,000	137,425
2.70%, 01/15/25 (a)	200,000	184,434
4.70%, 03/24/25	200,000	192,365
2.63%, 12/15/26 (a)	300,000	248,944
3.25%, 03/15/27 (a)	400,000	337,669
4.00%, 01/15/29 (a)	300,000	248,143
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	275,000	253,404
2.75%, 09/16/26 (a)	200,000	175,506
2.13%, 02/15/27 (a)	250,000	207,220
2.85%, 09/30/28 (a)	150,000	117,391
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	200,000	193,940
4.13%, 02/01/25 (a)	300,000	282,148
3.40%, 01/15/26 (a)	350,000	311,199
3.13%, 10/12/28 (a)	250,000	202,752
GATX Corp.
4.35%, 02/15/24 (a)	100,000	99,091
3.85%, 03/30/27 (a)	300,000	281,822
3.50%, 03/15/28 (a)	100,000	90,811
4.55%, 11/07/28 (a)	350,000	332,113
4.70%, 04/01/29 (a)	255,000	243,666
5.20%, 03/15/44 (a)	200,000	173,787
3.10%, 06/01/51 (a)	150,000	90,997
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	150,000	144,635
2.88%, 01/15/26 (a)	200,000	184,413
Golub Capital BDC, Inc.
3.38%, 04/15/24 (a)	200,000	192,182
2.50%, 08/24/26 (a)	200,000	170,929
2.05%, 02/15/27 (a)	100,000	81,901
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	250,000	214,390
Main Street Capital Corp.
5.20%, 05/01/24	150,000	148,159
3.00%, 07/14/26 (a)	150,000	129,736
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	150,000	138,815
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	200,000	190,301
2.70%, 01/15/27 (a)	150,000	129,156
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	150,000	148,201
4.00%, 03/30/25 (a)	250,000	235,267
4.25%, 01/15/26 (a)	200,000	184,973
3.40%, 07/15/26 (a)	450,000	395,010
2.63%, 01/15/27 (a)	150,000	124,171
Owl Rock Capital Corp. III
3.13%, 04/13/27 (a)	100,000	83,189
Owl Rock Core Income Corp.
3.13%, 09/23/26 (a)	100,000	85,781
4.70%, 02/08/27 (a)	200,000	180,003
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	81,840
Prospect Capital Corp.
3.71%, 01/22/26 (a)	150,000	131,979
3.36%, 11/15/26 (a)	150,000	125,352
3.44%, 10/15/28 (a)	100,000	77,672
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	200,000	175,575
		20,697,241
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	125,000	106,423
ORIX Corp.
4.05%, 01/16/24	150,000	147,960
3.25%, 12/04/24	250,000	240,880
3.70%, 07/18/27	143,000	134,336
2.25%, 03/09/31	190,000	150,137
5.20%, 09/13/32	200,000	195,608
		975,344
Insurance 1.1%
ACE Capital Trust II
9.70%, 04/01/30	200,000	248,989
Ace INA Holdings, Inc.
4.35%, 11/03/45 (a)	400,000	347,938
Aegon N.V.
5.50%, 04/11/48 (a)(b)	250,000	225,654
Aetna, Inc.
3.50%, 11/15/24 (a)	300,000	291,810
6.63%, 06/15/36	200,000	213,075
6.75%, 12/15/37	150,000	161,170
4.50%, 05/15/42 (a)	200,000	173,689
4.13%, 11/15/42 (a)	150,000	123,119
4.75%, 03/15/44 (a)	100,000	88,544
3.88%, 08/15/47 (a)	150,000	116,140
Aflac, Inc.
1.13%, 03/15/26 (a)	150,000	133,038
3.60%, 04/01/30 (a)	350,000	317,095
4.00%, 10/15/46 (a)	150,000	116,078
4.75%, 01/15/49 (a)	150,000	134,555
See financial notes
Schwab Fixed-Income ETFs | Annual Report56

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Alleghany Corp.
3.63%, 05/15/30 (a)	200,000	185,615
3.25%, 08/15/51 (a)	200,000	142,458
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	200,000	191,398
Allstate Corp.
0.75%, 12/15/25 (a)	150,000	133,335
3.28%, 12/15/26 (a)	250,000	237,877
1.45%, 12/15/30 (a)	300,000	229,508
5.35%, 06/01/33	79,000	79,154
5.55%, 05/09/35	200,000	204,898
4.50%, 06/15/43	100,000	88,881
4.20%, 12/15/46 (a)	276,000	229,638
3.85%, 08/10/49 (a)	150,000	117,189
6.50%, 05/15/57 (a)(b)	100,000	97,411
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	95,455
American Financial Group, Inc.
5.25%, 04/02/30 (a)	100,000	98,569
4.50%, 06/15/47 (a)	200,000	160,138
American International Group, Inc.
4.13%, 02/15/24	200,000	198,093
2.50%, 06/30/25 (a)	333,000	314,074
3.90%, 04/01/26 (a)	250,000	242,074
3.40%, 06/30/30 (a)	100,000	88,465
3.88%, 01/15/35 (a)	200,000	174,384
6.25%, 05/01/36	150,000	158,852
4.50%, 07/16/44 (a)	200,000	173,141
4.80%, 07/10/45 (a)	175,000	156,765
4.75%, 04/01/48 (a)	250,000	223,673
5.75%, 04/01/48 (a)(b)	210,000	202,257
4.38%, 06/30/50 (a)	300,000	255,848
Anthem, Inc.
3.50%, 08/15/24 (a)	250,000	243,941
3.35%, 12/01/24 (a)	300,000	291,662
2.38%, 01/15/25 (a)	300,000	284,999
3.65%, 12/01/27 (a)	500,000	472,037
4.10%, 03/01/28 (a)	450,000	431,909
2.88%, 09/15/29 (a)	210,000	184,506
2.25%, 05/15/30 (a)	350,000	290,815
2.55%, 03/15/31 (a)	100,000	83,965
5.95%, 12/15/34	100,000	104,515
5.85%, 01/15/36	100,000	102,560
6.38%, 06/15/37	50,000	53,771
4.63%, 05/15/42	200,000	182,180
4.65%, 01/15/43	300,000	272,068
5.10%, 01/15/44	200,000	190,569
4.65%, 08/15/44 (a)	250,000	223,470
4.38%, 12/01/47 (a)	400,000	344,421
4.55%, 03/01/48 (a)	400,000	352,748
3.70%, 09/15/49 (a)	250,000	191,395
3.13%, 05/15/50 (a)	450,000	311,817
3.60%, 03/15/51 (a)	150,000	113,181
4.55%, 05/15/52 (a)	200,000	175,470
Aon Corp.
8.21%, 01/01/27	100,000	105,226
4.50%, 12/15/28 (a)	100,000	96,522
3.75%, 05/02/29 (a)	100,000	92,837
2.80%, 05/15/30 (a)	250,000	213,788
2.05%, 08/23/31 (a)	200,000	159,234
5.00%, 09/12/32 (a)	150,000	148,783
6.25%, 09/30/40	150,000	154,178
2.90%, 08/23/51 (a)	200,000	127,449
3.90%, 02/28/52 (a)	250,000	193,740
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aon PLC
3.50%, 06/14/24 (a)	200,000	195,407
3.88%, 12/15/25 (a)	300,000	292,656
4.60%, 06/14/44 (a)	200,000	171,213
4.75%, 05/15/45 (a)	200,000	172,747
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	200,000	191,414
5.03%, 12/15/46 (a)	150,000	129,754
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	275,000	193,674
Arch Capital Group US, Inc.
5.14%, 11/01/43	250,000	224,210
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	300,000	210,683
3.05%, 03/09/52 (a)	150,000	95,282
Assurant, Inc.
4.20%, 09/27/23 (a)	75,000	74,228
4.90%, 03/27/28 (a)	50,000	48,106
3.70%, 02/22/30 (a)	100,000	85,083
2.65%, 01/15/32 (a)	100,000	74,256
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	132,000	131,702
3.15%, 06/15/31 (a)	200,000	169,251
3.60%, 09/15/51 (a)	50,000	32,830
Athene Holding Ltd.
4.13%, 01/12/28 (a)	300,000	276,466
6.15%, 04/03/30 (a)	150,000	151,681
3.50%, 01/15/31 (a)	150,000	123,960
3.95%, 05/25/51 (a)	300,000	206,727
AXA S.A.
8.60%, 12/15/30	200,000	242,952
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	89,085
4.90%, 01/15/40 (a)(b)	50,000	41,236
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	150,000	139,704
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	250,000	231,396
1.85%, 03/12/30 (a)	150,000	125,613
1.45%, 10/15/30 (a)	200,000	159,701
2.88%, 03/15/32 (a)	200,000	173,648
5.75%, 01/15/40	150,000	163,691
4.40%, 05/15/42	250,000	229,999
4.30%, 05/15/43	100,000	90,474
4.20%, 08/15/48 (a)	750,000	662,017
4.25%, 01/15/49 (a)	600,000	537,638
2.85%, 10/15/50 (a)	525,000	353,937
2.50%, 01/15/51 (a)	300,000	190,345
3.85%, 03/15/52 (a)	775,000	627,217
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	750,000	720,228
4.50%, 02/11/43	50,000	46,941
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	200,000	186,377
5.63%, 05/15/30 (a)	200,000	190,564
4.70%, 06/22/47 (a)	285,000	210,811
3.85%, 12/22/51 (a)	150,000	95,278
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	145,000	142,423
4.50%, 03/15/29 (a)	50,000	46,424
2.38%, 03/15/31 (a)	200,000	152,694
4.20%, 03/17/32 (a)	175,000	151,987
4.95%, 03/17/52 (a)	200,000	163,439
See financial notes
57Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Centene Corp.
4.25%, 12/15/27 (a)	650,000	611,290
2.45%, 07/15/28 (a)	600,000	506,853
4.63%, 12/15/29 (a)	900,000	826,364
3.38%, 02/15/30 (a)	500,000	424,006
3.00%, 10/15/30 (a)	500,000	410,472
2.50%, 03/01/31 (a)	600,000	470,572
2.63%, 08/01/31 (a)	300,000	236,049
Chubb Corp.
6.00%, 05/11/37	200,000	212,795
6.50%, 05/15/38	260,000	289,993
Chubb INA Holdings, Inc.
3.15%, 03/15/25	200,000	193,252
3.35%, 05/03/26 (a)	500,000	479,662
1.38%, 09/15/30 (a)	350,000	272,463
2.85%, 12/15/51 (a)	150,000	100,845
3.05%, 12/15/61 (a)	300,000	195,324
Cincinnati Financial Corp.
6.92%, 05/15/28	200,000	213,726
6.13%, 11/01/34	50,000	51,798
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	98,360
4.50%, 03/01/26 (a)	200,000	197,927
3.45%, 08/15/27 (a)	150,000	139,465
3.90%, 05/01/29 (a)	25,000	22,907
2.05%, 08/15/30 (a)	250,000	197,904
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	50,000	49,719
5.25%, 05/30/29 (a)	220,000	210,097
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)(c)	250,000	239,814
3.65%, 04/05/27 (a)(c)	400,000	373,543
3.85%, 04/05/29 (a)(c)	400,000	365,232
3.90%, 04/05/32 (a)(c)	450,000	394,655
4.35%, 04/05/42 (a)(c)	150,000	123,033
4.40%, 04/05/52 (a)(c)	350,000	279,527
Elevance Health, Inc.
1.50%, 03/15/26 (a)	350,000	314,882
5.50%, 10/15/32 (a)	200,000	205,097
6.10%, 10/15/52 (a)	200,000	215,652
Enstar Group Ltd.
4.95%, 06/01/29 (a)	250,000	229,741
3.10%, 09/01/31 (a)	75,000	54,980
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	550,000	525,025
5.00%, 04/20/48 (a)	450,000	396,109
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	115,000	98,433
3.50%, 10/15/50 (a)	300,000	202,840
3.13%, 10/15/52 (a)	300,000	187,850
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	250,000	237,425
4.63%, 04/29/30 (a)	300,000	272,917
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	150,000	142,980
3.40%, 06/15/30 (a)	200,000	169,229
2.45%, 03/15/31 (a)	300,000	228,926
3.20%, 09/17/51 (a)	50,000	29,300
First American Financial Corp.
4.60%, 11/15/24	100,000	98,715
4.00%, 05/15/30 (a)	150,000	127,589
2.40%, 08/15/31 (a)	200,000	147,038
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Globe Life, Inc.
4.55%, 09/15/28 (a)	170,000	165,688
2.15%, 08/15/30 (a)	200,000	158,737
4.80%, 06/15/32 (a)	100,000	95,008
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	150,000	146,529
2.50%, 09/01/30 (a)	100,000	77,150
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	145,000	124,360
5.95%, 10/15/36	100,000	99,765
6.10%, 10/01/41	150,000	151,924
4.40%, 03/15/48 (a)	225,000	186,936
3.60%, 08/19/49 (a)	300,000	218,120
Humana, Inc.
3.85%, 10/01/24 (a)	200,000	196,146
4.50%, 04/01/25 (a)	200,000	197,779
1.35%, 02/03/27 (a)	250,000	216,108
3.95%, 03/15/27 (a)	150,000	143,919
3.70%, 03/23/29 (a)	250,000	228,830
3.13%, 08/15/29 (a)	100,000	87,909
4.88%, 04/01/30 (a)	200,000	195,740
2.15%, 02/03/32 (a)	250,000	195,854
4.63%, 12/01/42 (a)	100,000	87,510
4.95%, 10/01/44 (a)	250,000	226,710
4.80%, 03/15/47 (a)	150,000	132,690
3.95%, 08/15/49 (a)	150,000	118,530
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	150,000	116,283
5.67%, 06/08/32 (a)	100,000	94,570
4.00%, 11/23/51 (a)	150,000	96,343
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	97,527
2.40%, 09/30/30 (a)	350,000	271,795
Lincoln National Corp.
3.35%, 03/09/25	168,000	161,784
3.63%, 12/12/26 (a)	104,000	97,721
3.80%, 03/01/28 (a)	150,000	138,184
3.05%, 01/15/30 (a)	150,000	124,372
3.40%, 01/15/31 (a)	150,000	124,019
6.30%, 10/09/37	150,000	148,445
7.00%, 06/15/40	100,000	104,095
4.35%, 03/01/48 (a)	175,000	132,067
4.38%, 06/15/50 (a)	50,000	37,976
Loews Corp.
3.75%, 04/01/26 (a)	200,000	193,151
3.20%, 05/15/30 (a)	150,000	132,977
6.00%, 02/01/35	100,000	102,970
4.13%, 05/15/43 (a)	100,000	81,672
Manulife Financial Corp.
4.15%, 03/04/26	350,000	341,158
2.48%, 05/19/27 (a)	100,000	90,188
4.06%, 02/24/32 (a)(b)	250,000	228,201
3.70%, 03/16/32 (a)	250,000	222,725
5.38%, 03/04/46	150,000	145,545
Markel Corp.
3.50%, 11/01/27 (a)	100,000	92,336
3.35%, 09/17/29 (a)	100,000	87,021
5.00%, 04/05/46	125,000	109,056
4.30%, 11/01/47 (a)	50,000	39,268
5.00%, 05/20/49 (a)	200,000	176,295
4.15%, 09/17/50 (a)	200,000	153,183
3.45%, 05/07/52 (a)	150,000	101,353
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	250,000	246,608
3.50%, 06/03/24 (a)	200,000	196,092
3.75%, 03/14/26 (a)	250,000	242,890
See financial notes
Schwab Fixed-Income ETFs | Annual Report58

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 03/15/29 (a)	450,000	435,553
2.25%, 11/15/30 (a)	325,000	266,595
5.75%, 11/01/32 (a)	150,000	157,609
4.75%, 03/15/39 (a)	250,000	231,502
4.35%, 01/30/47 (a)	200,000	169,004
4.20%, 03/01/48 (a)	100,000	82,863
4.90%, 03/15/49 (a)	400,000	373,415
Mercury General Corp.
4.40%, 03/15/27 (a)	150,000	141,085
MetLife, Inc.
3.60%, 04/10/24	365,000	358,711
3.00%, 03/01/25	100,000	96,462
3.60%, 11/13/25 (a)	250,000	243,319
4.55%, 03/23/30 (a)	400,000	394,279
5.70%, 06/15/35	400,000	419,914
6.40%, 12/15/36 (a)	500,000	488,021
10.75%, 08/01/39 (a)(b)	100,000	134,726
5.88%, 02/06/41	300,000	309,601
4.13%, 08/13/42	350,000	297,696
4.88%, 11/13/43	100,000	93,292
4.72%, 12/15/44	250,000	228,504
4.05%, 03/01/45	150,000	125,360
4.60%, 05/13/46 (a)	300,000	271,596
5.00%, 07/15/52 (a)	150,000	143,943
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (b)	65,000	62,543
Old Republic International Corp.
3.88%, 08/26/26 (a)	250,000	237,212
3.85%, 06/11/51 (a)	150,000	103,668
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	160,000	144,510
4.50%, 10/01/50 (a)(b)	100,000	86,301
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	150,000	139,748
3.70%, 05/15/29 (a)	150,000	139,611
2.13%, 06/15/30 (a)	250,000	205,021
4.63%, 09/15/42	150,000	126,481
4.35%, 05/15/43	150,000	121,872
4.30%, 11/15/46 (a)	150,000	121,937
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	90,170
3.88%, 03/27/28 (a)	92,000	88,303
2.10%, 03/10/30 (a)	250,000	207,816
5.75%, 07/15/33	100,000	103,525
5.70%, 12/14/36	90,000	93,031
6.63%, 12/01/37	250,000	271,197
3.00%, 03/10/40 (a)	200,000	149,068
5.20%, 03/15/44 (a)(b)	150,000	144,485
4.60%, 05/15/44	300,000	269,264
5.38%, 05/15/45 (a)(b)	300,000	291,564
4.50%, 09/15/47 (a)(b)	150,000	137,049
3.91%, 12/07/47 (a)	350,000	279,629
4.42%, 03/27/48 (a)	150,000	128,898
5.70%, 09/15/48 (a)(b)	250,000	240,899
3.94%, 12/07/49 (a)	400,000	314,943
4.35%, 02/25/50 (a)	250,000	212,916
3.70%, 10/01/50 (a)(b)	250,000	214,507
3.70%, 03/13/51 (a)	300,000	229,864
5.13%, 03/01/52 (a)(b)	250,000	226,616
6.00%, 09/01/52 (a)(b)	300,000	292,417
Prudential PLC
3.13%, 04/14/30	325,000	283,764
3.63%, 03/24/32 (a)	125,000	111,452
Radian Group, Inc.
6.63%, 03/15/25 (a)	325,000	321,935
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	183,704
3.15%, 06/15/30 (a)	150,000	128,047
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	100,000	97,158
3.45%, 07/01/27 (a)	150,000	140,343
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	50,000	45,056
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	100,000	85,886
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	100,000	76,581
The Progressive Corp.
4.00%, 03/01/29 (a)	360,000	346,082
3.20%, 03/26/30 (a)	150,000	135,117
3.00%, 03/15/32 (a)	150,000	130,532
6.25%, 12/01/32	110,000	120,565
4.35%, 04/25/44	150,000	128,831
3.70%, 01/26/45	150,000	115,812
4.13%, 04/15/47 (a)	350,000	295,414
4.20%, 03/15/48 (a)	125,000	105,311
3.95%, 03/26/50 (a)	150,000	121,093
Transatlantic Holdings, Inc.
8.00%, 11/30/39	121,000	150,110
Travelers Cos., Inc.
6.75%, 06/20/36	50,000	56,318
6.25%, 06/15/37	300,000	325,891
5.35%, 11/01/40	100,000	99,581
4.60%, 08/01/43	200,000	177,948
4.30%, 08/25/45 (a)	100,000	85,090
3.75%, 05/15/46 (a)	200,000	156,590
4.00%, 05/30/47 (a)	150,000	121,814
4.10%, 03/04/49 (a)	150,000	122,965
2.55%, 04/27/50 (a)	200,000	125,488
3.05%, 06/08/51 (a)	250,000	173,660
Travelers Property Casualty Corp.
6.38%, 03/15/33	200,000	220,309
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	110,000	106,687
UnitedHealth Group, Inc.
3.50%, 02/15/24	250,000	246,219
0.55%, 05/15/24 (a)	200,000	188,830
2.38%, 08/15/24	300,000	288,987
3.75%, 07/15/25	750,000	734,378
3.70%, 12/15/25	100,000	97,755
1.25%, 01/15/26	100,000	90,877
3.10%, 03/15/26	350,000	334,470
3.45%, 01/15/27	250,000	238,483
2.95%, 10/15/27	100,000	92,638
5.25%, 02/15/28 (a)	300,000	307,519
3.85%, 06/15/28	450,000	431,812
3.88%, 12/15/28	350,000	334,685
4.00%, 05/15/29 (a)	250,000	239,049
2.88%, 08/15/29	400,000	356,641
5.30%, 02/15/30 (a)	500,000	516,725
2.00%, 05/15/30	400,000	331,374
2.30%, 05/15/31 (a)	400,000	333,868
4.20%, 05/15/32 (a)	375,000	357,206
5.35%, 02/15/33 (a)	500,000	518,497
4.63%, 07/15/35	350,000	339,363
5.80%, 03/15/36	200,000	211,681
6.50%, 06/15/37	150,000	168,006
6.63%, 11/15/37	100,000	113,390
6.88%, 02/15/38	300,000	352,286
3.50%, 08/15/39 (a)	400,000	328,153
2.75%, 05/15/40 (a)	350,000	255,212
See financial notes
59Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.70%, 10/15/40 (a)	100,000	103,975
5.95%, 02/15/41 (a)	150,000	159,550
3.05%, 05/15/41 (a)	400,000	301,809
4.63%, 11/15/41 (a)	173,000	159,479
4.38%, 03/15/42 (a)	150,000	134,973
3.95%, 10/15/42 (a)	150,000	127,230
4.75%, 07/15/45	600,000	567,084
4.20%, 01/15/47 (a)	200,000	171,915
4.25%, 04/15/47 (a)	250,000	215,824
3.75%, 10/15/47 (a)	200,000	160,009
4.25%, 06/15/48 (a)	400,000	348,804
4.45%, 12/15/48 (a)	350,000	312,873
3.70%, 08/15/49 (a)	400,000	317,142
2.90%, 05/15/50 (a)	400,000	273,032
3.25%, 05/15/51 (a)	600,000	433,415
4.75%, 05/15/52 (a)	600,000	556,465
5.88%, 02/15/53 (a)	500,000	542,717
3.88%, 08/15/59 (a)	350,000	275,464
3.13%, 05/15/60 (a)	250,000	170,147
4.95%, 05/15/62 (a)	275,000	259,140
6.05%, 02/15/63 (a)	400,000	440,609
Unum Group
4.00%, 06/15/29 (a)	150,000	135,882
5.75%, 08/15/42	150,000	135,203
4.50%, 12/15/49 (a)	150,000	107,992
4.13%, 06/15/51 (a)	100,000	68,765
Voya Financial, Inc.
3.65%, 06/15/26	150,000	142,613
5.70%, 07/15/43	150,000	139,808
4.80%, 06/15/46	75,000	61,529
4.70%, 01/23/48 (a)(b)	100,000	77,392
Willis North America, Inc.
3.60%, 05/15/24 (a)	200,000	194,888
4.50%, 09/15/28 (a)	200,000	188,743
2.95%, 09/15/29 (a)	200,000	168,484
5.05%, 09/15/48 (a)	150,000	126,410
3.88%, 09/15/49 (a)	150,000	106,906
WR Berkley Corp.
4.75%, 08/01/44	100,000	87,672
4.00%, 05/12/50 (a)	100,000	76,727
3.55%, 03/30/52 (a)	150,000	104,628
3.15%, 09/30/61 (a)	100,000	59,930
XLIT Ltd.
5.25%, 12/15/43	100,000	98,021
5.50%, 03/31/45	150,000	142,454
		74,930,192
REITs 0.7%
Agree LP
2.00%, 06/15/28 (a)	150,000	122,867
2.90%, 10/01/30 (a)	250,000	203,827
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	25,000	24,224
4.30%, 01/15/26 (a)	150,000	146,874
3.80%, 04/15/26 (a)	100,000	96,980
3.95%, 01/15/28 (a)	150,000	141,269
4.50%, 07/30/29 (a)	100,000	94,904
2.75%, 12/15/29 (a)	200,000	170,027
4.70%, 07/01/30 (a)	150,000	144,591
4.90%, 12/15/30 (a)	250,000	243,974
3.38%, 08/15/31 (a)	230,000	201,481
2.00%, 05/18/32 (a)	200,000	153,995
1.88%, 02/01/33 (a)	250,000	186,735
2.95%, 03/15/34 (a)	250,000	203,679
4.85%, 04/15/49 (a)	100,000	85,351
4.00%, 02/01/50 (a)	200,000	153,173
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 05/18/51 (a)	200,000	127,878
3.55%, 03/15/52 (a)	250,000	179,907
American Assets Trust LP
3.38%, 02/01/31 (a)	150,000	119,125
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	140,000	130,021
4.90%, 02/15/29 (a)	100,000	94,851
2.38%, 07/15/31 (a)	100,000	77,119
3.63%, 04/15/32 (a)	150,000	126,102
3.38%, 07/15/51 (a)	100,000	63,117
4.30%, 04/15/52 (a)	100,000	74,042
AvalonBay Communities, Inc.
3.45%, 06/01/25 (a)	150,000	144,685
2.90%, 10/15/26 (a)	100,000	91,895
3.35%, 05/15/27 (a)	200,000	186,061
3.20%, 01/15/28 (a)	200,000	183,154
1.90%, 12/01/28 (a)	150,000	125,571
3.30%, 06/01/29 (a)	150,000	134,697
2.30%, 03/01/30 (a)	250,000	207,936
2.45%, 01/15/31 (a)	200,000	165,396
2.05%, 01/15/32 (a)	200,000	157,567
3.90%, 10/15/46 (a)	150,000	116,050
4.35%, 04/15/48 (a)	150,000	123,512
Boston Properties LP
3.80%, 02/01/24 (a)	100,000	98,388
3.20%, 01/15/25 (a)	375,000	360,030
3.65%, 02/01/26 (a)	200,000	190,032
2.75%, 10/01/26 (a)	150,000	135,459
6.75%, 12/01/27 (a)	100,000	103,327
4.50%, 12/01/28 (a)	300,000	279,195
3.40%, 06/21/29 (a)	350,000	301,982
2.90%, 03/15/30 (a)	200,000	163,618
3.25%, 01/30/31 (a)	383,000	318,028
2.55%, 04/01/32 (a)	150,000	114,495
2.45%, 10/01/33 (a)	300,000	217,576
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	150,000	143,043
3.95%, 11/15/27 (a)	100,000	84,181
4.55%, 10/01/29 (a)	150,000	125,717
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	250,000	240,545
4.13%, 06/15/26 (a)	50,000	47,559
3.90%, 03/15/27 (a)	150,000	138,959
4.13%, 05/15/29 (a)	250,000	223,873
4.05%, 07/01/30 (a)	225,000	198,182
2.50%, 08/16/31 (a)	225,000	172,616
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	150,000	112,703
Camden Property Trust
4.10%, 10/15/28 (a)	150,000	141,989
3.15%, 07/01/29 (a)	116,000	103,692
2.80%, 05/15/30 (a)	250,000	215,881
3.35%, 11/01/49 (a)	100,000	70,059
Corporate Office Properties LP
2.25%, 03/15/26 (a)	150,000	132,878
2.00%, 01/15/29 (a)	150,000	115,962
2.75%, 04/15/31 (a)	200,000	150,223
CubeSmart LP
4.00%, 11/15/25 (a)	150,000	145,030
3.13%, 09/01/26 (a)	100,000	92,896
4.38%, 02/15/29 (a)	118,000	109,436
3.00%, 02/15/30 (a)	200,000	166,608
2.00%, 02/15/31 (a)	250,000	188,816
See financial notes
Schwab Fixed-Income ETFs | Annual Report60

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Digital Realty Trust LP
3.70%, 08/15/27 (a)	370,000	344,262
5.55%, 01/15/28 (a)	150,000	151,118
4.45%, 07/15/28 (a)	200,000	190,121
3.60%, 07/01/29 (a)	200,000	179,088
EPR Properties
4.75%, 12/15/26 (a)	200,000	180,045
4.50%, 06/01/27 (a)	200,000	173,943
4.95%, 04/15/28 (a)	150,000	128,094
3.75%, 08/15/29 (a)	200,000	156,472
ERP Operating LP
3.38%, 06/01/25 (a)	150,000	144,461
2.85%, 11/01/26 (a)	150,000	138,977
3.25%, 08/01/27 (a)	150,000	137,530
3.50%, 03/01/28 (a)	200,000	184,878
4.15%, 12/01/28 (a)	50,000	47,170
3.00%, 07/01/29 (a)	200,000	174,757
2.50%, 02/15/30 (a)	200,000	167,251
4.50%, 07/01/44 (a)	150,000	128,119
4.50%, 06/01/45 (a)	200,000	170,812
Essential Properties LP
2.95%, 07/15/31 (a)	150,000	109,237
Essex Portfolio LP
3.88%, 05/01/24 (a)	150,000	146,936
3.50%, 04/01/25 (a)	150,000	144,905
3.63%, 05/01/27 (a)	150,000	140,935
4.00%, 03/01/29 (a)	250,000	228,069
3.00%, 01/15/30 (a)	150,000	127,133
1.65%, 01/15/31 (a)	150,000	112,029
2.65%, 03/15/32 (a)	200,000	158,510
4.50%, 03/15/48 (a)	114,000	92,693
Extra Space Storage LP
2.55%, 06/01/31 (a)	150,000	117,550
2.35%, 03/15/32 (a)	200,000	151,812
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	175,000	172,831
1.25%, 02/15/26 (a)	150,000	132,306
3.25%, 07/15/27 (a)	200,000	183,337
3.20%, 06/15/29 (a)	100,000	86,952
4.50%, 12/01/44 (a)	200,000	157,755
Healthcare Realty Holdings LP
2.40%, 03/15/30 (a)	150,000	116,546
2.05%, 03/15/31 (a)	200,000	146,703
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	200,000	186,520
3.75%, 07/01/27 (a)	150,000	139,521
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	150,000	144,502
4.00%, 06/01/25 (a)	150,000	146,225
3.25%, 07/15/26 (a)	300,000	283,259
3.50%, 07/15/29 (a)	250,000	222,990
3.00%, 01/15/30 (a)	300,000	257,938
6.75%, 02/01/41 (a)	100,000	103,186
Highwoods Realty LP
4.20%, 04/15/29 (a)	200,000	173,695
3.05%, 02/15/30 (a)	175,000	139,158
2.60%, 02/01/31 (a)	150,000	111,356
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	175,000	171,189
4.00%, 06/15/25 (a)	100,000	96,198
4.50%, 02/01/26 (a)	150,000	144,113
3.38%, 12/15/29 (a)	200,000	167,728
3.50%, 09/15/30 (a)	275,000	227,446
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	150,000	127,936
4.65%, 04/01/29 (a)	150,000	128,572
3.25%, 01/15/30 (a)	250,000	191,448
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	150,000	124,332
2.00%, 08/15/31 (a)	200,000	147,855
4.15%, 04/15/32 (a)	100,000	87,588
2.70%, 01/15/34 (a)	150,000	109,993
Kilroy Realty LP
4.38%, 10/01/25 (a)	150,000	145,561
4.75%, 12/15/28 (a)	150,000	136,791
4.25%, 08/15/29 (a)	175,000	153,900
3.05%, 02/15/30 (a)	200,000	160,646
2.50%, 11/15/32 (a)	200,000	142,733
Kimco Realty Corp.
2.80%, 10/01/26 (a)	450,000	413,929
1.90%, 03/01/28 (a)	250,000	210,008
2.70%, 10/01/30 (a)	300,000	245,538
4.25%, 04/01/45 (a)	150,000	114,431
4.13%, 12/01/46 (a)	100,000	73,791
4.45%, 09/01/47 (a)	200,000	155,202
3.70%, 10/01/49 (a)	150,000	103,445
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	92,278
Lexington Realty Trust
2.70%, 09/15/30 (a)	250,000	199,865
Life Storage LP
3.88%, 12/15/27 (a)	300,000	278,488
4.00%, 06/15/29 (a)	150,000	134,534
2.20%, 10/15/30 (a)	300,000	233,898
LifeStorage LP
3.50%, 07/01/26 (a)	100,000	93,953
Mid-America Apartments LP
3.75%, 06/15/24 (a)	150,000	146,959
4.00%, 11/15/25 (a)	150,000	146,081
3.60%, 06/01/27 (a)	60,000	56,967
4.20%, 06/15/28 (a)	200,000	191,566
3.95%, 03/15/29 (a)	50,000	47,429
2.75%, 03/15/30 (a)	100,000	85,867
1.70%, 02/15/31 (a)	200,000	156,778
2.88%, 09/15/51 (a)	150,000	96,581
National Health Investors, Inc.
3.00%, 02/01/31 (a)	150,000	108,537
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	100,000	97,820
3.60%, 12/15/26 (a)	150,000	140,031
3.50%, 10/15/27 (a)	125,000	113,574
4.30%, 10/15/28 (a)	200,000	186,010
2.50%, 04/15/30 (a)	100,000	81,251
4.80%, 10/15/48 (a)	60,000	50,074
3.10%, 04/15/50 (a)	150,000	93,311
3.50%, 04/15/51 (a)	100,000	67,275
3.00%, 04/15/52 (a)	100,000	61,310
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	200,000	197,752
4.50%, 01/15/25 (a)	50,000	48,674
5.25%, 01/15/26 (a)	100,000	98,412
4.50%, 04/01/27 (a)	100,000	93,959
4.75%, 01/15/28 (a)	93,000	85,945
3.63%, 10/01/29 (a)	150,000	123,638
3.38%, 02/01/31 (a)	200,000	154,789
3.25%, 04/15/33 (a)	250,000	181,140
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	73,685
See financial notes
61Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Physicians Realty LP
4.30%, 03/15/27 (a)	300,000	283,626
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	150,000	113,960
2.75%, 04/01/32 (a)	100,000	70,147
Prologis LP
3.25%, 06/30/26 (a)	50,000	47,605
3.25%, 10/01/26 (a)	150,000	142,702
4.38%, 02/01/29 (a)	25,000	23,944
2.88%, 11/15/29 (a)	150,000	130,922
2.25%, 04/15/30 (a)	350,000	292,817
1.75%, 07/01/30 (a)	250,000	198,146
1.25%, 10/15/30 (a)	350,000	266,393
1.63%, 03/15/31 (a)	200,000	155,172
2.25%, 01/15/32 (a)	150,000	119,874
3.05%, 03/01/50 (a)	200,000	134,729
3.00%, 04/15/50 (a)	300,000	201,918
2.13%, 10/15/50 (a)	200,000	111,824
Public Storage
0.88%, 02/15/26 (a)	200,000	177,077
1.50%, 11/09/26 (a)	150,000	133,751
3.09%, 09/15/27 (a)	250,000	233,503
3.39%, 05/01/29 (a)	300,000	274,447
2.30%, 05/01/31 (a)	250,000	204,582
2.25%, 11/09/31 (a)	200,000	161,560
Realty Income Corp.
4.60%, 02/06/24 (a)	200,000	198,780
3.88%, 07/15/24 (a)	300,000	294,152
4.63%, 11/01/25 (a)	250,000	248,207
0.75%, 03/15/26 (a)	150,000	130,716
4.13%, 10/15/26 (a)	50,000	48,720
3.00%, 01/15/27 (a)	300,000	278,606
3.95%, 08/15/27 (a)	300,000	287,713
3.40%, 01/15/28 (a)	150,000	138,378
3.65%, 01/15/28 (a)	200,000	187,070
3.10%, 12/15/29 (a)	100,000	87,627
3.25%, 01/15/31 (a)	400,000	347,487
5.63%, 10/13/32 (a)	150,000	153,238
2.85%, 12/15/32 (a)	200,000	162,576
4.65%, 03/15/47 (a)	200,000	176,874
Regency Centers LP
3.60%, 02/01/27 (a)	250,000	234,250
4.13%, 03/15/28 (a)	200,000	185,257
2.95%, 09/15/29 (a)	150,000	126,054
3.70%, 06/15/30 (a)	50,000	43,564
4.40%, 02/01/47 (a)	150,000	116,275
4.65%, 03/15/49 (a)	50,000	40,354
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	150,000	133,347
Rexford Industrial Realty LP
2.15%, 09/01/31 (a)	250,000	192,041
Sabra Health Care LP
5.13%, 08/15/26 (a)	150,000	143,008
3.90%, 10/15/29 (a)	125,000	104,250
3.20%, 12/01/31 (a)	250,000	186,979
Safehold Operating Partnership LP
2.80%, 06/15/31 (a)	150,000	115,519
Simon Property Group LP
3.75%, 02/01/24 (a)	350,000	345,065
2.00%, 09/13/24 (a)	175,000	166,431
3.38%, 10/01/24 (a)	100,000	97,215
3.50%, 09/01/25 (a)	300,000	287,965
3.30%, 01/15/26 (a)	300,000	285,570
3.25%, 11/30/26 (a)	200,000	187,487
3.38%, 06/15/27 (a)	350,000	327,424
3.38%, 12/01/27 (a)	100,000	92,822
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.75%, 02/01/28 (a)	350,000	298,195
2.45%, 09/13/29 (a)	550,000	460,658
2.65%, 07/15/30 (a)	100,000	83,310
2.20%, 02/01/31 (a)	100,000	79,325
6.75%, 02/01/40 (a)	220,000	238,007
4.75%, 03/15/42 (a)	150,000	128,441
4.25%, 10/01/44 (a)	200,000	157,953
4.25%, 11/30/46 (a)	100,000	80,837
3.25%, 09/13/49 (a)	400,000	264,921
3.80%, 07/15/50 (a)	250,000	183,501
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	142,106
4.25%, 02/01/26 (a)	150,000	141,905
4.70%, 06/01/27 (a)	154,000	145,317
Spirit Realty LP
4.45%, 09/15/26 (a)	60,000	57,451
3.20%, 01/15/27 (a)	200,000	178,116
3.40%, 01/15/30 (a)	250,000	208,771
3.20%, 02/15/31 (a)	250,000	200,632
STORE Capital Corp.
4.50%, 03/15/28 (a)	185,000	167,190
4.63%, 03/15/29 (a)	200,000	179,195
2.75%, 11/18/30 (a)	150,000	115,165
Sun Communities Operating LP
2.30%, 11/01/28 (a)	150,000	125,763
2.70%, 07/15/31 (a)	200,000	157,839
Tanger Properties LP
3.13%, 09/01/26 (a)	150,000	137,231
3.88%, 07/15/27 (a)	150,000	138,022
UDR, Inc.
2.95%, 09/01/26 (a)	100,000	92,113
3.50%, 01/15/28 (a)	145,000	131,809
4.40%, 01/26/29 (a)	300,000	283,063
3.00%, 08/15/31 (a)	400,000	335,207
2.10%, 08/01/32 (a)	100,000	74,472
Ventas Realty LP
3.50%, 04/15/24 (a)	100,000	97,397
3.75%, 05/01/24 (a)	150,000	146,938
2.65%, 01/15/25 (a)	150,000	142,200
3.50%, 02/01/25 (a)	200,000	192,542
4.13%, 01/15/26 (a)	150,000	145,705
3.25%, 10/15/26 (a)	250,000	231,562
3.85%, 04/01/27 (a)	75,000	70,864
4.00%, 03/01/28 (a)	200,000	185,189
4.40%, 01/15/29 (a)	250,000	233,837
4.75%, 11/15/30 (a)	200,000	188,154
5.70%, 09/30/43 (a)	150,000	137,877
4.38%, 02/01/45 (a)	100,000	78,320
4.88%, 04/15/49 (a)	100,000	83,443
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	141,150
2.15%, 06/01/26 (a)	150,000	127,292
Welltower, Inc.
4.50%, 01/15/24 (a)	300,000	297,831
3.63%, 03/15/24 (a)	300,000	293,681
4.00%, 06/01/25 (a)	200,000	194,994
4.25%, 04/01/26 (a)	400,000	388,256
2.70%, 02/15/27 (a)	100,000	90,200
4.13%, 03/15/29 (a)	400,000	367,637
3.10%, 01/15/30 (a)	150,000	126,746
2.75%, 01/15/31 (a)	300,000	240,249
6.50%, 03/15/41 (a)	300,000	301,146
4.95%, 09/01/48 (a)	150,000	123,875
WP Carey, Inc.
4.60%, 04/01/24 (a)	85,000	84,232
4.00%, 02/01/25 (a)	300,000	293,071
See financial notes
Schwab Fixed-Income ETFs | Annual Report62

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 07/15/29 (a)	100,000	90,114
2.40%, 02/01/31 (a)	200,000	159,667
2.25%, 04/01/33 (a)	150,000	111,538
		45,418,048
		552,691,314

Industrial 13.8%
Basic Industry 0.6%
Air Products and Chemicals, Inc.
3.35%, 07/31/24 (a)	20,000	19,559
1.50%, 10/15/25 (a)	250,000	230,094
1.85%, 05/15/27 (a)	300,000	267,474
2.05%, 05/15/30 (a)	125,000	104,883
2.70%, 05/15/40 (a)	300,000	224,992
2.80%, 05/15/50 (a)	250,000	173,989
Albemarle Corp.
4.65%, 06/01/27 (a)	200,000	196,013
5.05%, 06/01/32 (a)	200,000	188,988
5.45%, 12/01/44 (a)	250,000	234,197
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	450,000	394,026
ArcelorMittal S.A.
6.55%, 11/29/27 (a)	350,000	352,988
4.25%, 07/16/29	200,000	179,311
6.80%, 11/29/32 (a)	250,000	249,487
7.00%, 10/15/39	350,000	353,254
Barrick North America Finance LLC
5.70%, 05/30/41	250,000	252,255
5.75%, 05/01/43	200,000	202,756
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	400,000	410,704
BHP Billiton Finance USA Ltd.
6.42%, 03/01/26	100,000	104,743
4.13%, 02/24/42	275,000	239,926
5.00%, 09/30/43	700,000	679,749
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	133,966
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	200,000	193,321
5.90%, 07/05/24	500,000	499,986
6.05%, 03/15/25	500,000	498,812
1.40%, 08/05/26 (a)	150,000	126,751
6.17%, 07/15/27 (a)	500,000	494,097
6.33%, 07/15/29 (a)	200,000	194,826
6.38%, 07/15/32 (a)	300,000	286,830
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	197,343
3.88%, 11/02/27 (a)	200,000	188,237
CF Industries, Inc.
5.15%, 03/15/34	350,000	331,259
5.38%, 03/15/44	300,000	269,736
Dow Chemical Co.
4.80%, 11/30/28 (a)	50,000	49,389
7.38%, 11/01/29	450,000	500,996
2.10%, 11/15/30 (a)	250,000	201,342
6.30%, 03/15/33 (a)	175,000	184,671
4.25%, 10/01/34 (a)	300,000	270,455
5.25%, 11/15/41 (a)	300,000	280,979
4.38%, 11/15/42 (a)	450,000	372,748
4.63%, 10/01/44 (a)	150,000	124,847
5.55%, 11/30/48 (a)	250,000	234,879
4.80%, 05/15/49 (a)	200,000	170,062
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 11/15/50 (a)	250,000	180,364
6.90%, 05/15/53 (a)	300,000	327,928
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	500,000	492,465
4.73%, 11/15/28 (a)	750,000	741,043
5.32%, 11/15/38 (a)	400,000	388,224
5.42%, 11/15/48 (a)	605,000	579,330
Eastman Chemical Co.
3.80%, 03/15/25 (a)	250,000	242,775
4.80%, 09/01/42 (a)	250,000	212,492
4.65%, 10/15/44 (a)	270,000	225,158
Ecolab, Inc.
2.70%, 11/01/26 (a)	300,000	279,179
3.25%, 12/01/27 (a)	450,000	421,186
4.80%, 03/24/30 (a)	50,000	49,711
1.30%, 01/30/31 (a)	300,000	229,320
2.13%, 02/01/32 (a)	250,000	200,518
2.13%, 08/15/50 (a)	250,000	140,480
2.70%, 12/15/51 (a)	250,000	156,834
2.75%, 08/18/55 (a)	264,000	159,561
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (a)	200,000	184,863
2.30%, 07/15/30 (a)	150,000	126,015
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	100,000	97,502
5.50%, 01/17/27	250,000	251,542
FMC Corp.
3.20%, 10/01/26 (a)	150,000	140,095
3.45%, 10/01/29 (a)	200,000	176,593
4.50%, 10/01/49 (a)	150,000	119,682
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	150,000	146,450
4.13%, 03/01/28 (a)	300,000	278,977
5.25%, 09/01/29 (a)	150,000	144,815
4.25%, 03/01/30 (a)	100,000	91,375
4.63%, 08/01/30 (a)	350,000	328,058
5.40%, 11/14/34 (a)	300,000	282,761
5.45%, 03/15/43 (a)	500,000	450,996
Georgia-Pacific LLC
8.00%, 01/15/24	150,000	154,583
7.75%, 11/15/29	250,000	284,338
Huntsman International LLC
4.50%, 05/01/29 (a)	200,000	180,245
2.95%, 06/15/31 (a)	150,000	116,785
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	150,000	141,597
4.38%, 06/01/47 (a)	50,000	39,115
5.00%, 09/26/48 (a)	300,000	257,607
International Paper Co.
5.00%, 09/15/35 (a)	100,000	94,825
7.30%, 11/15/39	100,000	109,984
6.00%, 11/15/41 (a)	200,000	200,227
4.80%, 06/15/44 (a)	250,000	218,175
5.15%, 05/15/46 (a)	100,000	90,879
4.40%, 08/15/47 (a)	200,000	165,704
4.35%, 08/15/48 (a)	200,000	167,047
Kinross Gold Corp.
5.95%, 03/15/24 (a)	150,000	150,848
4.50%, 07/15/27 (a)	150,000	142,304
Linde, Inc.
2.65%, 02/05/25 (a)	150,000	143,779
3.20%, 01/30/26 (a)	250,000	240,913
1.10%, 08/10/30 (a)	200,000	153,926
3.55%, 11/07/42 (a)	150,000	120,858
2.00%, 08/10/50 (a)	100,000	56,023
See financial notes
63Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lubrizol Corp.
6.50%, 10/01/34	96,000	110,212
LYB International Finance BV
5.25%, 07/15/43	200,000	176,618
4.88%, 03/15/44 (a)	250,000	208,135
LYB International Finance II BV
3.50%, 03/02/27 (a)	200,000	185,881
LYB International Finance III LLC
2.25%, 10/01/30 (a)	100,000	79,623
3.38%, 10/01/40 (a)	250,000	177,679
4.20%, 10/15/49 (a)	300,000	224,685
4.20%, 05/01/50 (a)	300,000	223,056
3.63%, 04/01/51 (a)	300,000	201,597
3.80%, 10/01/60 (a)	150,000	97,800
LyondellBasell Industries NV
5.75%, 04/15/24 (a)	250,000	250,701
4.63%, 02/26/55 (a)	300,000	236,765
Mosaic Co.
4.05%, 11/15/27 (a)	250,000	236,427
5.45%, 11/15/33 (a)	150,000	146,448
4.88%, 11/15/41 (a)	100,000	85,381
5.63%, 11/15/43 (a)	100,000	93,618
NewMarket Corp.
2.70%, 03/18/31 (a)	150,000	118,662
Newmont Corp.
2.80%, 10/01/29 (a)	250,000	213,570
2.25%, 10/01/30 (a)	350,000	282,049
5.88%, 04/01/35	250,000	254,325
6.25%, 10/01/39	325,000	341,827
4.88%, 03/15/42 (a)	200,000	184,873
5.45%, 06/09/44 (a)	175,000	166,433
Nucor Corp.
2.00%, 06/01/25 (a)	150,000	139,817
3.95%, 05/01/28 (a)	200,000	189,193
2.70%, 06/01/30 (a)	250,000	212,850
6.40%, 12/01/37	100,000	107,944
2.98%, 12/15/55 (a)	400,000	250,021
Nutrien Ltd.
3.00%, 04/01/25 (a)	100,000	95,444
4.00%, 12/15/26 (a)	150,000	146,136
4.20%, 04/01/29 (a)	250,000	235,462
4.13%, 03/15/35 (a)	150,000	129,815
5.88%, 12/01/36	125,000	127,359
5.63%, 12/01/40	50,000	48,477
6.13%, 01/15/41 (a)	200,000	206,391
4.90%, 06/01/43 (a)	200,000	176,989
5.25%, 01/15/45 (a)	125,000	114,640
5.00%, 04/01/49 (a)	50,000	44,954
3.95%, 05/13/50 (a)	250,000	191,682
Packaging Corp. of America
3.65%, 09/15/24 (a)	150,000	146,095
3.40%, 12/15/27 (a)	200,000	184,646
4.05%, 12/15/49 (a)	150,000	115,838
3.05%, 10/01/51 (a)	200,000	129,009
PPG Industries, Inc.
2.40%, 08/15/24 (a)	100,000	95,696
3.75%, 03/15/28 (a)	300,000	285,840
2.80%, 08/15/29 (a)	150,000	129,755
2.55%, 06/15/30 (a)	100,000	83,933
Rayonier LP
2.75%, 05/17/31 (a)	125,000	100,358
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	75,000	67,922
2.15%, 08/15/30 (a)	250,000	198,418
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	281,000	320,038
6.13%, 12/15/33	50,000	53,671
5.75%, 06/01/35	50,000	51,312
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	250,000	275,941
5.20%, 11/02/40	350,000	349,789
2.75%, 11/02/51 (a)	250,000	166,211
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	200,000	188,151
4.13%, 08/21/42 (a)	150,000	129,788
RPM International, Inc.
3.75%, 03/15/27 (a)	250,000	233,193
4.25%, 01/15/48 (a)	250,000	188,254
Sherwin-Williams Co.
3.13%, 06/01/24 (a)	250,000	242,989
3.45%, 08/01/25 (a)	150,000	144,479
3.95%, 01/15/26 (a)	100,000	97,592
3.45%, 06/01/27 (a)	550,000	516,514
2.95%, 08/15/29 (a)	300,000	263,528
2.30%, 05/15/30 (a)	200,000	164,653
4.55%, 08/01/45 (a)	150,000	127,168
4.50%, 06/01/47 (a)	400,000	336,725
3.80%, 08/15/49 (a)	200,000	150,310
3.30%, 05/15/50 (a)	200,000	137,685
Southern Copper Corp.
3.88%, 04/23/25	200,000	194,345
7.50%, 07/27/35	350,000	407,014
6.75%, 04/16/40	200,000	224,186
5.25%, 11/08/42	300,000	288,007
5.88%, 04/23/45	345,000	354,785
Steel Dynamics, Inc.
2.40%, 06/15/25 (a)	150,000	140,679
5.00%, 12/15/26 (a)	175,000	174,842
1.65%, 10/15/27 (a)	100,000	84,045
3.45%, 04/15/30 (a)	200,000	176,328
3.25%, 01/15/31 (a)	150,000	128,690
3.25%, 10/15/50 (a)	150,000	98,058
Suzano Austria GmbH
6.00%, 01/15/29 (a)	550,000	549,142
5.00%, 01/15/30 (a)	300,000	282,377
3.75%, 01/15/31 (a)	325,000	273,009
3.13%, 01/15/32 (a)	350,000	273,747
Teck Resources Ltd.
3.90%, 07/15/30 (a)	250,000	224,896
6.13%, 10/01/35	200,000	198,340
6.00%, 08/15/40 (a)	240,000	231,234
5.40%, 02/01/43 (a)	100,000	89,885
Vale Overseas Ltd.
6.25%, 08/10/26	400,000	415,343
3.75%, 07/08/30 (a)	500,000	439,259
6.88%, 11/21/36	523,000	555,103
6.88%, 11/10/39	375,000	396,391
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	250,000	235,186
3.38%, 06/15/30 (a)	150,000	129,230
2.88%, 08/15/41 (a)	75,000	49,521
5.00%, 08/15/46 (a)	150,000	125,796
4.38%, 11/15/47 (a)	130,000	98,538
3.13%, 08/15/51 (a)	200,000	124,294
3.38%, 08/15/61 (a)	150,000	88,993
WestRock MWV LLC
8.20%, 01/15/30	40,000	45,365
See financial notes
Schwab Fixed-Income ETFs | Annual Report64

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Weyerhaeuser Co.
6.95%, 10/01/27	200,000	214,242
4.00%, 11/15/29 (a)	175,000	160,475
7.38%, 03/15/32	450,000	500,008
WRKCo, Inc.
3.00%, 09/15/24 (a)	100,000	95,649
3.75%, 03/15/25 (a)	200,000	193,807
4.65%, 03/15/26 (a)	250,000	246,168
3.90%, 06/01/28 (a)	250,000	230,904
4.90%, 03/15/29 (a)	300,000	289,416
4.20%, 06/01/32 (a)	300,000	270,643
3.00%, 06/15/33 (a)	250,000	199,964
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(c)	150,000	112,827
		43,940,745
Capital Goods 1.3%
3M Co.
3.25%, 02/14/24 (a)	250,000	245,506
2.00%, 02/14/25 (a)	200,000	189,519
2.65%, 04/15/25 (a)	250,000	239,021
3.00%, 08/07/25	200,000	191,944
2.25%, 09/19/26 (a)	100,000	92,415
2.88%, 10/15/27 (a)	300,000	278,060
3.38%, 03/01/29 (a)	150,000	138,185
2.38%, 08/26/29 (a)	350,000	297,511
3.05%, 04/15/30 (a)	200,000	176,154
3.13%, 09/19/46 (a)	200,000	137,332
3.63%, 10/15/47 (a)	250,000	187,221
4.00%, 09/14/48 (a)(d)	300,000	237,337
3.25%, 08/26/49 (a)	300,000	209,905
3.70%, 04/15/50 (a)	250,000	192,732
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	200,000	189,001
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	200,000	154,241
Allegion PLC
3.50%, 10/01/29 (a)	110,000	95,080
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	350,000	336,761
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	80,000	75,919
4.50%, 05/15/28 (a)	150,000	142,419
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	250,000	203,283
2.69%, 05/25/31 (a)	250,000	203,744
Amphenol Corp.
2.05%, 03/01/25 (a)	100,000	93,970
4.35%, 06/01/29 (a)	200,000	191,025
2.80%, 02/15/30 (a)	300,000	256,994
Avery Dennison Corp.
4.88%, 12/06/28 (a)	200,000	195,205
2.65%, 04/30/30 (a)	200,000	164,651
Berry Global, Inc.
0.95%, 02/15/24 (a)	150,000	142,633
1.57%, 01/15/26 (a)	600,000	536,233
1.65%, 01/15/27 (a)	100,000	85,582
Boeing Co.
1.95%, 02/01/24	250,000	240,923
1.43%, 02/04/24 (a)	700,000	670,140
2.80%, 03/01/24 (a)	150,000	145,384
2.85%, 10/30/24 (a)	100,000	95,916
4.88%, 05/01/25 (a)	1,000,000	992,603
2.60%, 10/30/25 (a)	100,000	93,420
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 02/01/26 (a)	400,000	371,662
2.20%, 02/04/26 (a)	1,550,000	1,409,720
3.10%, 05/01/26 (a)	200,000	188,498
2.25%, 06/15/26 (a)	50,000	45,174
2.70%, 02/01/27 (a)	300,000	271,328
2.80%, 03/01/27 (a)	150,000	135,525
5.04%, 05/01/27 (a)	650,000	644,037
3.25%, 03/01/28 (a)	100,000	89,787
3.45%, 11/01/28 (a)	150,000	135,052
3.20%, 03/01/29 (a)	300,000	264,527
2.95%, 02/01/30 (a)	250,000	212,180
5.15%, 05/01/30 (a)	1,300,000	1,269,355
3.63%, 02/01/31 (a)	400,000	350,830
6.13%, 02/15/33	150,000	152,973
3.60%, 05/01/34 (a)	250,000	199,834
3.25%, 02/01/35 (a)	250,000	190,311
6.63%, 02/15/38	100,000	104,244
3.55%, 03/01/38 (a)	150,000	111,218
3.50%, 03/01/39 (a)	150,000	109,256
6.88%, 03/15/39	100,000	105,869
5.88%, 02/15/40	150,000	144,707
5.71%, 05/01/40 (a)	850,000	811,541
3.63%, 03/01/48 (a)	125,000	83,421
3.85%, 11/01/48 (a)	75,000	52,049
3.90%, 05/01/49 (a)	150,000	105,931
3.75%, 02/01/50 (a)	475,000	328,573
5.81%, 05/01/50 (a)	1,500,000	1,395,823
3.83%, 03/01/59 (a)	100,000	64,427
3.95%, 08/01/59 (a)	300,000	202,138
5.93%, 05/01/60 (a)	950,000	874,327
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	400,000	387,204
2.75%, 03/01/30 (a)	250,000	208,451
Carrier Global Corp.
2.24%, 02/15/25 (a)	450,000	424,742
2.49%, 02/15/27 (a)	89,000	80,385
2.72%, 02/15/30 (a)	600,000	506,716
2.70%, 02/15/31 (a)(c)	250,000	206,497
3.38%, 04/05/40 (a)	400,000	303,480
3.58%, 04/05/50 (a)(c)	550,000	394,677
Caterpillar Financial Services Corp.
0.95%, 01/10/24	350,000	336,716
2.85%, 05/17/24	150,000	145,895
3.30%, 06/09/24	250,000	244,525
0.60%, 09/13/24	200,000	186,585
2.15%, 11/08/24	450,000	429,330
3.25%, 12/01/24	100,000	97,202
3.40%, 05/13/25	400,000	389,115
1.45%, 05/15/25	300,000	278,905
0.80%, 11/13/25	500,000	449,531
0.90%, 03/02/26	300,000	267,806
1.10%, 09/14/27	450,000	385,366
Caterpillar, Inc.
3.40%, 05/15/24 (a)	600,000	588,727
2.60%, 04/09/30 (a)	250,000	218,267
6.05%, 08/15/36	225,000	245,897
5.20%, 05/27/41	275,000	280,473
3.80%, 08/15/42	250,000	213,294
4.30%, 05/15/44 (a)	175,000	159,916
3.25%, 09/19/49 (a)	400,000	303,938
3.25%, 04/09/50 (a)	450,000	344,205
4.75%, 05/15/64 (a)	200,000	191,153
CNH Industrial Capital LLC
4.20%, 01/15/24	240,000	237,233
1.88%, 01/15/26 (a)	200,000	182,612
1.45%, 07/15/26 (a)	50,000	44,271
See financial notes
65Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CNH Industrial NV
3.85%, 11/15/27 (a)	250,000	235,460
Crane Co.
4.20%, 03/15/48 (a)	150,000	106,795
Deere & Co.
2.75%, 04/15/25 (a)	500,000	480,616
5.38%, 10/16/29	250,000	259,544
3.10%, 04/15/30 (a)	350,000	314,592
7.13%, 03/03/31	150,000	172,612
3.90%, 06/09/42 (a)	250,000	222,283
2.88%, 09/07/49 (a)	200,000	143,642
3.75%, 04/15/50 (a)	300,000	254,746
Dover Corp.
2.95%, 11/04/29 (a)	150,000	130,670
5.38%, 10/15/35	100,000	98,042
5.38%, 03/01/41 (a)	150,000	145,124
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	250,000	196,081
Eaton Corp.
3.10%, 09/15/27 (a)	200,000	186,668
4.00%, 11/02/32	200,000	184,647
4.15%, 03/15/33 (a)	300,000	279,848
4.15%, 11/02/42	350,000	299,965
4.70%, 08/23/52 (a)	200,000	182,502
Emerson Electric Co.
0.88%, 10/15/26 (a)	200,000	173,413
1.80%, 10/15/27 (a)	350,000	306,230
1.95%, 10/15/30 (a)	300,000	243,461
2.20%, 12/21/31 (a)	250,000	202,560
5.25%, 11/15/39	140,000	137,720
2.75%, 10/15/50 (a)	200,000	130,169
2.80%, 12/21/51 (a)	250,000	162,385
Flowserve Corp.
3.50%, 10/01/30 (a)	350,000	291,968
Fortive Corp.
3.15%, 06/15/26 (a)	250,000	233,935
4.30%, 06/15/46 (a)	200,000	156,156
Fortune Brands Home & Security, Inc.
4.00%, 06/15/25 (a)	250,000	243,429
3.25%, 09/15/29 (a)	350,000	303,760
GE Capital Funding LLC
4.55%, 05/15/32 (a)	200,000	190,315
GE Capital International Funding Co.
3.37%, 11/15/25	200,000	191,883
General Dynamics Corp.
2.38%, 11/15/24 (a)	100,000	95,575
3.25%, 04/01/25 (a)	250,000	242,564
3.50%, 05/15/25 (a)	250,000	243,784
2.13%, 08/15/26 (a)	150,000	137,779
3.50%, 04/01/27 (a)	250,000	239,447
2.63%, 11/15/27 (a)	150,000	136,705
3.75%, 05/15/28 (a)	300,000	286,479
3.63%, 04/01/30 (a)	300,000	280,150
2.25%, 06/01/31 (a)	200,000	167,696
4.25%, 04/01/40 (a)	300,000	273,881
3.60%, 11/15/42 (a)	150,000	123,206
4.25%, 04/01/50 (a)	175,000	156,217
General Electric Co.
6.75%, 03/15/32	500,000	555,208
5.88%, 01/14/38	100,000	101,980
6.88%, 01/10/39	100,000	110,496
4.35%, 05/01/50 (a)	175,000	145,217
Hexcel Corp.
4.95%, 08/15/25 (a)	150,000	146,458
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Honeywell International, Inc.
2.30%, 08/15/24 (a)	250,000	240,316
1.35%, 06/01/25 (a)	400,000	370,279
2.50%, 11/01/26 (a)	450,000	415,832
1.10%, 03/01/27 (a)	250,000	218,168
2.70%, 08/15/29 (a)	350,000	311,497
1.95%, 06/01/30 (a)	300,000	248,536
1.75%, 09/01/31 (a)	400,000	317,204
5.70%, 03/15/37	200,000	211,655
3.81%, 11/21/47 (a)	300,000	250,310
2.80%, 06/01/50 (a)	250,000	179,190
Hubbell, Inc.
3.35%, 03/01/26 (a)	50,000	47,604
3.15%, 08/15/27 (a)	100,000	91,373
3.50%, 02/15/28 (a)	150,000	138,146
2.30%, 03/15/31 (a)	150,000	119,750
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	190,000	172,943
4.20%, 05/01/30 (a)	250,000	227,052
IDEX Corp.
3.00%, 05/01/30 (a)	350,000	301,898
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	115,000	113,334
2.65%, 11/15/26 (a)	300,000	279,195
4.88%, 09/15/41 (a)	150,000	146,226
3.90%, 09/01/42 (a)	350,000	299,108
John Deere Capital Corp.
3.45%, 01/10/24	200,000	197,470
2.60%, 03/07/24	300,000	292,439
2.65%, 06/24/24	475,000	460,286
4.55%, 10/11/24	200,000	199,765
2.05%, 01/09/25	250,000	237,596
1.25%, 01/10/25	500,000	468,369
2.13%, 03/07/25	250,000	236,672
3.45%, 03/13/25	75,000	73,094
3.40%, 06/06/25	250,000	242,944
3.40%, 09/11/25	200,000	193,821
0.70%, 01/15/26	200,000	178,146
2.65%, 06/10/26	200,000	187,784
1.05%, 06/17/26	250,000	222,194
2.25%, 09/14/26	400,000	369,480
1.75%, 03/09/27	150,000	133,815
2.80%, 09/08/27	350,000	323,021
3.05%, 01/06/28	50,000	46,795
3.45%, 03/07/29	200,000	186,001
2.80%, 07/18/29	400,000	356,927
2.45%, 01/09/30	200,000	172,637
2.00%, 06/17/31	200,000	162,137
Johnson Controls International plc
3.63%, 07/02/24 (a)	150,000	146,953
3.90%, 02/14/26 (a)	183,000	177,850
1.75%, 09/15/30 (a)	150,000	119,830
6.00%, 01/15/36	382,000	397,374
4.63%, 07/02/44 (a)	200,000	173,178
5.13%, 09/14/45 (a)	174,000	159,063
4.50%, 02/15/47 (a)	50,000	41,495
Kennametal, Inc.
4.63%, 06/15/28 (a)	200,000	188,082
L3Harris Technologies, Inc.
3.95%, 05/28/24 (a)	100,000	98,353
3.83%, 04/27/25 (a)	200,000	194,651
3.85%, 12/15/26 (a)	200,000	191,270
4.40%, 06/15/28 (a)	545,000	525,864
2.90%, 12/15/29 (a)	150,000	128,440
1.80%, 01/15/31 (a)	200,000	153,977
4.85%, 04/27/35 (a)	100,000	93,310
See financial notes
Schwab Fixed-Income ETFs | Annual Report66

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.15%, 12/15/40	50,000	51,383
5.05%, 04/27/45 (a)	100,000	90,043
Lafarge S.A.
7.13%, 07/15/36	150,000	159,486
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	200,000	183,947
4.40%, 03/15/29 (a)	226,000	213,001
3.50%, 11/15/51 (a)	150,000	104,956
Legrand France S.A.
8.50%, 02/15/25	150,000	162,174
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	90,399
1.70%, 08/01/27 (a)	130,000	111,871
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	225,000	218,826
5.10%, 11/15/27 (a)	200,000	204,980
1.85%, 06/15/30 (a)	150,000	123,182
5.25%, 01/15/33 (a)	250,000	258,734
3.60%, 03/01/35 (a)	100,000	88,846
4.50%, 05/15/36 (a)	100,000	95,576
6.15%, 09/01/36	200,000	217,440
5.72%, 06/01/40	165,000	174,441
4.07%, 12/15/42	450,000	389,302
3.80%, 03/01/45 (a)	300,000	246,219
4.70%, 05/15/46 (a)	350,000	327,614
2.80%, 06/15/50 (a)	250,000	170,089
4.09%, 09/15/52 (a)	400,000	339,335
4.15%, 06/15/53 (a)	350,000	298,266
5.70%, 11/15/54 (a)	250,000	265,266
4.30%, 06/15/62 (a)	200,000	168,955
5.90%, 11/15/63 (a)	200,000	216,021
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	100,000	98,738
3.45%, 06/01/27 (a)	25,000	23,311
3.50%, 12/15/27 (a)	150,000	139,448
2.50%, 03/15/30 (a)	200,000	165,471
2.40%, 07/15/31 (a)	300,000	240,290
4.25%, 12/15/47 (a)	300,000	243,445
Masco Corp.
2.00%, 10/01/30 (a)	350,000	272,549
4.50%, 05/15/47 (a)	175,000	138,276
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	200,000	172,821
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	450,000	431,996
3.20%, 02/01/27 (a)	300,000	282,165
3.25%, 01/15/28 (a)	450,000	416,771
4.40%, 05/01/30 (a)	200,000	192,758
5.15%, 05/01/40 (a)	100,000	97,595
5.05%, 11/15/40	100,000	95,944
4.75%, 06/01/43	300,000	277,837
3.85%, 04/15/45 (a)	200,000	160,030
4.03%, 10/15/47 (a)	600,000	497,957
5.25%, 05/01/50 (a)	300,000	296,772
nVent Finance Sarl
4.55%, 04/15/28 (a)	200,000	185,021
2.75%, 11/15/31 (a)	100,000	76,876
Oshkosh Corp.
3.10%, 03/01/30 (a)	150,000	126,982
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	400,000	374,845
2.29%, 04/05/27 (a)	200,000	179,797
2.57%, 02/15/30 (a)	450,000	378,853
3.11%, 02/15/40 (a)	50,000	36,885
3.36%, 02/15/50 (a)	300,000	210,682
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Owens Corning
3.40%, 08/15/26 (a)	225,000	211,320
3.95%, 08/15/29 (a)	150,000	136,407
3.88%, 06/01/30 (a)	100,000	89,127
7.00%, 12/01/36	145,000	155,567
4.30%, 07/15/47 (a)	100,000	77,983
4.40%, 01/30/48 (a)	150,000	117,276
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	200,000	192,932
3.65%, 06/15/24	400,000	391,684
3.25%, 03/01/27 (a)	100,000	93,635
4.25%, 09/15/27 (a)	400,000	389,168
3.25%, 06/14/29 (a)	370,000	331,489
4.20%, 11/21/34 (a)	150,000	135,167
6.25%, 05/15/38	150,000	155,887
4.45%, 11/21/44 (a)	200,000	172,469
4.10%, 03/01/47 (a)	150,000	120,083
4.00%, 06/14/49 (a)	250,000	197,875
Pentair Finance Sarl
4.50%, 07/01/29 (a)	250,000	232,042
Precision Castparts Corp.
3.25%, 06/15/25 (a)	200,000	193,748
3.90%, 01/15/43 (a)	150,000	125,843
4.38%, 06/15/45 (a)	139,000	121,894
Raytheon Technologies Corp.
3.20%, 03/15/24 (a)	350,000	342,526
3.95%, 08/16/25 (a)	400,000	391,175
2.65%, 11/01/26 (a)	250,000	230,787
3.50%, 03/15/27 (a)	200,000	190,924
3.13%, 05/04/27 (a)	350,000	326,648
7.20%, 08/15/27	50,000	55,231
4.13%, 11/16/28 (a)	900,000	863,521
7.50%, 09/15/29	250,000	283,948
2.25%, 07/01/30 (a)	250,000	208,343
1.90%, 09/01/31 (a)	350,000	274,980
5.40%, 05/01/35	250,000	251,119
6.05%, 06/01/36	100,000	105,949
6.13%, 07/15/38	200,000	213,974
4.45%, 11/16/38 (a)	300,000	273,492
5.70%, 04/15/40	100,000	102,488
4.88%, 10/15/40 (c)	150,000	140,420
4.70%, 12/15/41	150,000	137,198
4.50%, 06/01/42	1,000,000	900,258
4.80%, 12/15/43 (a)	165,000	150,746
4.15%, 05/15/45 (a)	275,000	229,601
3.75%, 11/01/46 (a)	350,000	273,256
4.35%, 04/15/47 (a)	150,000	129,056
4.05%, 05/04/47 (a)	150,000	123,395
4.63%, 11/16/48 (a)	350,000	317,291
3.13%, 07/01/50 (a)	300,000	211,522
2.82%, 09/01/51 (a)	350,000	228,810
Republic Services, Inc.
2.50%, 08/15/24 (a)	350,000	335,550
0.88%, 11/15/25 (a)	200,000	178,776
2.90%, 07/01/26 (a)	200,000	187,028
3.38%, 11/15/27 (a)	300,000	280,135
3.95%, 05/15/28 (a)	75,000	71,516
2.30%, 03/01/30 (a)	250,000	209,709
1.45%, 02/15/31 (a)	250,000	192,517
1.75%, 02/15/32 (a)	250,000	192,642
6.20%, 03/01/40	100,000	106,121
3.05%, 03/01/50 (a)	150,000	104,036
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	93,454
1.75%, 08/15/31 (a)	200,000	158,096
See financial notes
67Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 03/01/49 (a)	200,000	172,012
2.80%, 08/15/61 (a)	150,000	90,027
Roper Technologies, Inc.
2.35%, 09/15/24 (a)	250,000	238,690
1.00%, 09/15/25 (a)	250,000	224,567
3.85%, 12/15/25 (a)	100,000	97,039
3.80%, 12/15/26 (a)	150,000	143,499
1.40%, 09/15/27 (a)	200,000	169,766
4.20%, 09/15/28 (a)	50,000	48,309
2.95%, 09/15/29 (a)	200,000	173,788
2.00%, 06/30/30 (a)	250,000	200,183
1.75%, 02/15/31 (a)	250,000	192,645
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	84,583
3.10%, 05/01/50 (a)	200,000	143,007
Sonoco Products Co.
1.80%, 02/01/25 (a)	125,000	116,305
3.13%, 05/01/30 (a)	300,000	258,126
2.85%, 02/01/32 (a)	100,000	81,404
5.75%, 11/01/40 (a)	180,000	175,148
Stanley Black & Decker, Inc.
2.30%, 02/24/25 (a)	150,000	142,034
3.40%, 03/01/26 (a)	100,000	95,487
4.25%, 11/15/28 (a)	150,000	143,720
2.30%, 03/15/30 (a)	250,000	206,070
5.20%, 09/01/40	109,000	103,179
4.85%, 11/15/48 (a)	200,000	175,065
2.75%, 11/15/50 (a)	250,000	152,887
4.00%, 03/15/60 (a)(b)	250,000	215,575
Teledyne Technologies, Inc.
1.60%, 04/01/26 (a)	250,000	223,687
2.25%, 04/01/28 (a)	200,000	172,966
2.75%, 04/01/31 (a)	300,000	246,357
Textron, Inc.
4.30%, 03/01/24 (a)	100,000	98,882
3.88%, 03/01/25 (a)	100,000	97,435
4.00%, 03/15/26 (a)	150,000	144,677
3.65%, 03/15/27 (a)	250,000	234,032
3.38%, 03/01/28 (a)	100,000	91,071
3.90%, 09/17/29 (a)	150,000	136,318
2.45%, 03/15/31 (a)	150,000	120,659
Timken Co.
3.88%, 09/01/24 (a)	150,000	146,457
4.50%, 12/15/28 (a)	150,000	142,989
Trane Technologies Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	300,000	284,152
5.75%, 06/15/43	200,000	197,381
4.30%, 02/21/48 (a)	150,000	116,260
Trane Technologies Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	200,000	184,737
4.65%, 11/01/44 (a)	100,000	84,396
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	180,000	155,492
5.25%, 10/01/54 (a)	100,000	86,190
Vontier Corp.
1.80%, 04/01/26 (a)	200,000	169,399
2.40%, 04/01/28 (a)	150,000	118,892
2.95%, 04/01/31 (a)	225,000	165,209
Vulcan Materials Co.
3.90%, 04/01/27 (a)	150,000	142,671
3.50%, 06/01/30 (a)	250,000	220,881
4.50%, 06/15/47 (a)	250,000	209,528
4.70%, 03/01/48 (a)	150,000	128,869
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Waste Connections, Inc.
4.25%, 12/01/28 (a)	200,000	191,809
3.50%, 05/01/29 (a)	209,000	191,660
2.60%, 02/01/30 (a)	250,000	213,362
2.20%, 01/15/32 (a)	200,000	159,301
3.20%, 06/01/32 (a)	250,000	214,399
2.95%, 01/15/52 (a)	300,000	199,888
Waste Management, Inc.
0.75%, 11/15/25 (a)	300,000	268,989
3.15%, 11/15/27 (a)	325,000	303,710
1.15%, 03/15/28 (a)	250,000	208,959
1.50%, 03/15/31 (a)	50,000	39,176
4.15%, 04/15/32 (a)	100,000	95,251
4.10%, 03/01/45 (a)	250,000	216,698
4.15%, 07/15/49 (a)	300,000	262,186
2.50%, 11/15/50 (a)	300,000	187,679
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(f)	300,000	295,384
3.20%, 06/15/25 (a)	200,000	188,484
3.45%, 11/15/26 (a)	150,000	139,981
4.95%, 09/15/28 (a)(f)	300,000	288,693
WW Grainger, Inc.
1.85%, 02/15/25 (a)	300,000	281,880
4.60%, 06/15/45 (a)	150,000	136,865
4.20%, 05/15/47 (a)	225,000	189,946
Xylem, Inc.
3.25%, 11/01/26 (a)	185,000	173,917
1.95%, 01/30/28 (a)	100,000	86,065
2.25%, 01/30/31 (a)	200,000	162,553
4.38%, 11/01/46 (a)	145,000	120,646
		86,282,646
Communications 2.1%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	250,000	238,420
3.40%, 06/15/27 (a)	100,000	94,735
1.35%, 09/15/30 (a)	175,000	136,982
4.50%, 06/15/47 (a)	78,000	68,644
2.50%, 09/15/50 (a)	400,000	247,620
America Movil S.A.B. de C.V.
3.63%, 04/22/29 (a)	300,000	273,764
2.88%, 05/07/30 (a)	350,000	300,291
6.38%, 03/01/35	350,000	374,505
6.13%, 11/15/37	100,000	104,954
6.13%, 03/30/40	625,000	647,794
4.38%, 07/16/42	300,000	257,879
4.38%, 04/22/49 (a)	350,000	299,140
American Tower Corp.
5.00%, 02/15/24	350,000	349,503
3.38%, 05/15/24 (a)	300,000	292,158
2.95%, 01/15/25 (a)	280,000	267,360
2.40%, 03/15/25 (a)	350,000	329,792
4.00%, 06/01/25 (a)	100,000	97,519
4.40%, 02/15/26 (a)	100,000	97,647
1.60%, 04/15/26 (a)	350,000	311,702
3.38%, 10/15/26 (a)	250,000	234,154
2.75%, 01/15/27 (a)	65,000	58,980
3.13%, 01/15/27 (a)	150,000	137,830
3.65%, 03/15/27 (a)	250,000	233,999
3.55%, 07/15/27 (a)	250,000	231,685
3.60%, 01/15/28 (a)	300,000	276,508
1.50%, 01/31/28 (a)	250,000	207,440
3.95%, 03/15/29 (a)	200,000	184,270
3.80%, 08/15/29 (a)	650,000	591,945
2.90%, 01/15/30 (a)	150,000	127,369
1.88%, 10/15/30 (a)	250,000	193,103
See financial notes
Schwab Fixed-Income ETFs | Annual Report68

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.30%, 09/15/31 (a)	200,000	155,890
4.05%, 03/15/32 (a)	250,000	223,955
3.70%, 10/15/49 (a)	200,000	142,603
3.10%, 06/15/50 (a)	375,000	239,990
2.95%, 01/15/51 (a)	275,000	170,600
AT&T, Inc.
0.90%, 03/25/24 (a)	350,000	332,680
3.88%, 01/15/26 (a)	100,000	97,715
1.70%, 03/25/26 (a)	850,000	767,939
2.95%, 07/15/26 (a)	100,000	93,086
3.80%, 02/15/27 (a)	250,000	238,597
4.25%, 03/01/27 (a)	400,000	389,778
2.30%, 06/01/27 (a)	700,000	624,435
1.65%, 02/01/28 (a)	650,000	550,345
4.10%, 02/15/28 (a)	550,000	524,490
4.35%, 03/01/29 (a)	850,000	809,859
4.30%, 02/15/30 (a)	950,000	895,242
2.75%, 06/01/31 (a)	900,000	748,656
2.25%, 02/01/32 (a)	800,000	627,975
2.55%, 12/01/33 (a)	1,081,000	832,175
4.50%, 05/15/35 (a)	800,000	728,531
5.25%, 03/01/37 (a)	300,000	289,828
4.90%, 08/15/37 (a)	129,000	119,162
4.85%, 03/01/39 (a)	540,000	483,779
5.35%, 09/01/40	250,000	238,187
3.50%, 06/01/41 (a)	800,000	597,169
5.55%, 08/15/41	75,000	72,490
4.30%, 12/15/42 (a)	400,000	329,766
3.10%, 02/01/43 (a)	300,000	208,666
4.65%, 06/01/44 (a)	150,000	126,493
4.35%, 06/15/45 (a)	300,000	243,139
4.75%, 05/15/46 (a)	600,000	513,052
5.15%, 11/15/46 (a)	275,000	248,944
5.65%, 02/15/47 (a)	250,000	244,425
5.45%, 03/01/47 (a)	128,000	120,921
4.50%, 03/09/48 (a)	500,000	407,739
4.55%, 03/09/49 (a)	309,000	253,527
5.15%, 02/15/50 (a)	200,000	182,656
3.65%, 06/01/51 (a)	875,000	619,600
3.30%, 02/01/52 (a)	275,000	184,675
3.50%, 09/15/53 (a)	2,000,000	1,360,399
3.55%, 09/15/55 (a)	2,100,000	1,418,562
3.80%, 12/01/57 (a)	1,675,000	1,160,672
3.65%, 09/15/59 (a)	1,800,000	1,218,907
3.85%, 06/01/60 (a)	425,000	296,748
3.50%, 02/01/61 (a)	100,000	65,999
Bell Canada
0.75%, 03/17/24	250,000	236,985
4.46%, 04/01/48 (a)	500,000	427,713
4.30%, 07/29/49 (a)	50,000	41,070
3.20%, 02/15/52 (a)	300,000	201,642
3.65%, 08/15/52 (a)	250,000	183,822
British Telecommunications PLC
5.13%, 12/04/28 (a)	800,000	777,837
9.63%, 12/15/30 (f)	150,000	179,754
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (a)	350,000	346,058
4.91%, 07/23/25 (a)	1,200,000	1,178,188
3.75%, 02/15/28 (a)	325,000	294,755
4.20%, 03/15/28 (a)	250,000	230,255
2.25%, 01/15/29 (a)	200,000	161,235
5.05%, 03/30/29 (a)	500,000	471,249
2.80%, 04/01/31 (a)	500,000	390,124
2.30%, 02/01/32 (a)	300,000	221,738
4.40%, 04/01/33 (a)	150,000	128,812
6.38%, 10/23/35 (a)	600,000	586,644
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.38%, 04/01/38 (a)	300,000	252,437
3.50%, 06/01/41 (a)	300,000	197,582
3.50%, 03/01/42 (a)	450,000	291,032
6.48%, 10/23/45 (a)	1,000,000	906,684
5.38%, 05/01/47 (a)	700,000	554,431
5.75%, 04/01/48 (a)	750,000	620,472
5.13%, 07/01/49 (a)	350,000	267,630
4.80%, 03/01/50 (a)	800,000	585,534
3.70%, 04/01/51 (a)	550,000	336,890
3.90%, 06/01/52 (a)	650,000	411,022
5.25%, 04/01/53 (a)	400,000	312,688
6.83%, 10/23/55 (a)	150,000	139,134
3.85%, 04/01/61 (a)	500,000	290,487
4.40%, 12/01/61 (a)	400,000	257,559
3.95%, 06/30/62 (a)	300,000	178,410
5.50%, 04/01/63 (a)	300,000	231,069
Comcast Corp.
3.70%, 04/15/24 (a)	750,000	738,981
3.38%, 02/15/25 (a)	200,000	194,110
3.38%, 08/15/25 (a)	400,000	386,096
3.95%, 10/15/25 (a)	900,000	882,004
3.15%, 03/01/26 (a)	500,000	476,739
2.35%, 01/15/27 (a)	450,000	409,950
3.30%, 02/01/27 (a)	380,000	359,018
5.35%, 11/15/27 (a)	200,000	204,555
3.15%, 02/15/28 (a)	500,000	462,417
3.55%, 05/01/28 (a)	442,000	415,973
4.15%, 10/15/28 (a)	1,150,000	1,106,406
2.65%, 02/01/30 (a)	500,000	432,928
3.40%, 04/01/30 (a)	450,000	410,183
4.25%, 10/15/30 (a)	400,000	384,062
1.95%, 01/15/31 (a)	500,000	404,108
1.50%, 02/15/31 (a)	350,000	273,041
5.50%, 11/15/32 (a)	300,000	312,790
4.25%, 01/15/33	500,000	471,753
7.05%, 03/15/33	250,000	288,748
4.20%, 08/15/34 (a)	350,000	323,895
5.65%, 06/15/35	300,000	315,503
4.40%, 08/15/35 (a)	230,000	214,201
6.50%, 11/15/35	150,000	167,494
3.20%, 07/15/36 (a)	375,000	304,812
3.90%, 03/01/38 (a)	350,000	303,705
4.60%, 10/15/38 (a)	300,000	277,966
3.25%, 11/01/39 (a)	400,000	312,776
3.75%, 04/01/40 (a)	450,000	371,870
4.65%, 07/15/42	150,000	135,965
4.75%, 03/01/44	200,000	182,849
4.60%, 08/15/45 (a)	250,000	221,684
3.40%, 07/15/46 (a)	400,000	293,889
4.00%, 08/15/47 (a)	266,000	213,975
3.97%, 11/01/47 (a)	598,000	479,423
4.00%, 03/01/48 (a)	300,000	241,436
4.70%, 10/15/48 (a)	550,000	497,404
4.00%, 11/01/49 (a)	600,000	478,785
3.45%, 02/01/50 (a)	550,000	401,182
2.80%, 01/15/51 (a)	600,000	382,666
2.89%, 11/01/51 (a)	1,483,000	959,306
2.45%, 08/15/52 (a)	500,000	295,763
4.05%, 11/01/52 (a)	278,000	223,574
2.94%, 11/01/56 (a)	1,513,000	950,651
4.95%, 10/15/58 (a)	300,000	274,720
2.65%, 08/15/62 (a)	300,000	171,866
2.99%, 11/01/63 (a)	1,000,000	609,193
Crown Castle International Corp.
3.20%, 09/01/24 (a)	250,000	241,641
1.35%, 07/15/25 (a)	200,000	182,057
4.45%, 02/15/26 (a)	300,000	293,404
See financial notes
69Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 06/15/26 (a)	250,000	237,953
1.05%, 07/15/26 (a)	100,000	86,637
4.00%, 03/01/27 (a)	200,000	190,932
2.90%, 03/15/27 (a)	250,000	227,835
3.65%, 09/01/27 (a)	300,000	279,302
3.80%, 02/15/28 (a)	300,000	279,120
3.10%, 11/15/29 (a)	200,000	174,607
3.30%, 07/01/30 (a)	300,000	262,526
2.25%, 01/15/31 (a)	350,000	280,404
2.10%, 04/01/31 (a)	175,000	137,948
2.50%, 07/15/31 (a)	250,000	201,801
2.90%, 04/01/41 (a)	300,000	205,811
4.75%, 05/15/47 (a)	125,000	106,284
5.20%, 02/15/49 (a)	100,000	90,283
4.00%, 11/15/49 (a)	50,000	38,143
4.15%, 07/01/50 (a)	150,000	116,022
3.25%, 01/15/51 (a)	300,000	196,481
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	1,100,000	1,300,533
9.25%, 06/01/32	50,000	62,623
Discovery Communications LLC
3.90%, 11/15/24 (a)	200,000	193,657
3.45%, 03/15/25 (a)	250,000	238,072
4.90%, 03/11/26 (a)	100,000	97,051
3.95%, 03/20/28 (a)	550,000	488,969
4.13%, 05/15/29 (a)	250,000	217,358
3.63%, 05/15/30 (a)	250,000	206,766
5.00%, 09/20/37 (a)	200,000	161,804
6.35%, 06/01/40	200,000	182,235
4.88%, 04/01/43	175,000	130,474
5.20%, 09/20/47 (a)	375,000	280,725
5.30%, 05/15/49 (a)	300,000	228,796
4.65%, 05/15/50 (a)	225,000	155,296
4.00%, 09/15/55 (a)	514,000	310,919
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	75,000	74,828
1.85%, 02/15/31 (a)	250,000	196,985
2.95%, 02/15/51 (a)	250,000	162,824
Fox Corp.
4.03%, 01/25/24 (a)	250,000	247,199
3.05%, 04/07/25 (a)	250,000	239,567
4.71%, 01/25/29 (a)	550,000	532,756
3.50%, 04/08/30 (a)	200,000	177,330
5.48%, 01/25/39 (a)	350,000	319,485
5.58%, 01/25/49 (a)	400,000	360,386
Grupo Televisa S.A.B.
8.50%, 03/11/32	50,000	58,970
6.63%, 01/15/40	200,000	206,709
5.00%, 05/13/45 (a)	300,000	258,086
6.13%, 01/31/46 (a)	250,000	250,316
5.25%, 05/24/49 (a)	200,000	177,977
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	300,000	283,572
2.40%, 03/01/31 (a)	200,000	158,497
5.40%, 10/01/48 (a)	200,000	184,449
Koninklijke KPN N.V.
8.38%, 10/01/30	190,000	213,396
Magallanes, Inc.
3.43%, 03/15/24 (c)	500,000	485,645
3.64%, 03/15/25 (c)	500,000	475,951
3.76%, 03/15/27 (a)(c)	1,050,000	948,300
4.05%, 03/15/29 (a)(c)	450,000	390,614
4.28%, 03/15/32 (a)(c)	1,350,000	1,114,247
5.05%, 03/15/42 (a)(c)	1,150,000	884,961
5.14%, 03/15/52 (a)(c)	1,900,000	1,396,354
5.39%, 03/15/62 (a)(c)	800,000	587,680
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	800,000	746,952
3.85%, 08/15/32 (a)	875,000	772,455
4.45%, 08/15/52 (a)	700,000	559,889
4.65%, 08/15/62 (a)	425,000	343,249
NBCUniversal Media LLC
5.95%, 04/01/41	200,000	208,561
4.45%, 01/15/43	200,000	176,190
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	100,000	82,836
4.20%, 06/01/30 (a)	200,000	186,498
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	250,000	245,174
3.60%, 04/15/26 (a)	500,000	480,933
Orange S.A.
9.00%, 03/01/31	800,000	981,983
5.38%, 01/13/42	250,000	243,177
5.50%, 02/06/44 (a)	150,000	148,422
Rogers Communications, Inc.
2.95%, 03/15/25 (a)(c)	300,000	286,155
3.63%, 12/15/25 (a)	270,000	259,092
2.90%, 11/15/26 (a)	100,000	91,585
3.20%, 03/15/27 (a)(c)	400,000	370,483
3.80%, 03/15/32 (a)(c)	500,000	432,204
7.50%, 08/15/38	100,000	111,532
4.50%, 03/15/42 (a)(c)	250,000	203,909
4.50%, 03/15/43 (a)	100,000	80,688
5.45%, 10/01/43 (a)	250,000	225,163
5.00%, 03/15/44 (a)	350,000	299,806
4.30%, 02/15/48 (a)	150,000	113,772
4.35%, 05/01/49 (a)	400,000	305,409
3.70%, 11/15/49 (a)	300,000	204,385
4.55%, 03/15/52 (a)(c)	450,000	351,077
Take-Two Interactive Software, Inc.
3.30%, 03/28/24	300,000	293,017
3.55%, 04/14/25	200,000	192,853
3.70%, 04/14/27 (a)	200,000	188,515
TCI Communications, Inc.
7.88%, 02/15/26	100,000	108,573
7.13%, 02/15/28	150,000	164,213
Telefonica Emisiones S.A.
4.10%, 03/08/27	350,000	332,172
7.05%, 06/20/36	550,000	569,154
4.67%, 03/06/38	250,000	198,612
5.21%, 03/08/47	700,000	565,827
4.90%, 03/06/48	375,000	289,272
5.52%, 03/01/49 (a)	225,000	188,889
Telefonica Europe BV
8.25%, 09/15/30	350,000	391,706
TELUS Corp.
2.80%, 02/16/27 (a)	150,000	138,892
3.70%, 09/15/27 (a)	150,000	142,368
3.40%, 05/13/32 (a)	300,000	256,032
4.60%, 11/16/48 (a)	200,000	173,325
4.30%, 06/15/49 (a)	175,000	144,245
Time Warner Cable LLC
6.55%, 05/01/37	300,000	285,206
7.30%, 07/01/38	450,000	450,466
6.75%, 06/15/39	425,000	406,178
5.88%, 11/15/40 (a)	350,000	306,305
5.50%, 09/01/41 (a)	350,000	292,570
4.50%, 09/15/42 (a)	375,000	276,723
Time Warner Entertainment Co. LP
8.38%, 07/15/33	300,000	336,674
See financial notes
Schwab Fixed-Income ETFs | Annual Report70

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	850,000	818,588
1.50%, 02/15/26 (a)	350,000	313,855
2.25%, 02/15/26 (a)	500,000	455,765
2.63%, 04/15/26 (a)	125,000	114,615
3.75%, 04/15/27 (a)	1,200,000	1,132,661
4.75%, 02/01/28 (a)	400,000	390,044
2.05%, 02/15/28 (a)	600,000	516,528
2.63%, 02/15/29 (a)	225,000	191,086
2.40%, 03/15/29 (a)	200,000	169,213
3.38%, 04/15/29 (a)	800,000	706,279
3.88%, 04/15/30 (a)	2,050,000	1,863,417
2.55%, 02/15/31 (a)	750,000	612,491
2.88%, 02/15/31 (a)	200,000	165,385
3.50%, 04/15/31 (a)	800,000	694,142
2.25%, 11/15/31 (a)	250,000	197,043
2.70%, 03/15/32 (a)	250,000	202,433
4.38%, 04/15/40 (a)	600,000	515,120
3.00%, 02/15/41 (a)	600,000	423,839
4.50%, 04/15/50 (a)	925,000	764,375
3.30%, 02/15/51 (a)	800,000	534,049
3.40%, 10/15/52 (a)	800,000	543,502
5.65%, 01/15/53 (a)	150,000	145,820
3.60%, 11/15/60 (a)	500,000	330,283
5.80%, 09/15/62 (a)	200,000	195,115
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	191,938
3.00%, 02/13/26	350,000	331,976
1.85%, 07/30/26	400,000	362,132
7.00%, 03/01/32	100,000	113,318
4.38%, 08/16/41	150,000	133,541
4.13%, 12/01/41	200,000	172,637
4.13%, 06/01/44	350,000	302,126
3.00%, 07/30/46	150,000	105,716
Verizon Communications, Inc.
0.75%, 03/22/24	300,000	284,839
3.50%, 11/01/24 (a)	358,000	347,971
3.38%, 02/15/25	350,000	339,402
0.85%, 11/20/25 (a)	400,000	357,452
1.45%, 03/20/26 (a)	550,000	494,631
2.63%, 08/15/26	425,000	392,957
4.13%, 03/16/27	700,000	682,351
3.00%, 03/22/27 (a)	250,000	232,709
2.10%, 03/22/28 (a)	850,000	738,272
4.33%, 09/21/28	1,350,000	1,301,270
3.88%, 02/08/29 (a)	250,000	235,006
4.02%, 12/03/29 (a)	1,107,000	1,037,168
3.15%, 03/22/30 (a)	500,000	441,159
1.50%, 09/18/30 (a)	300,000	233,779
1.68%, 10/30/30 (a)	418,000	325,509
7.75%, 12/01/30	150,000	173,397
1.75%, 01/20/31 (a)	700,000	543,406
2.55%, 03/21/31 (a)	1,200,000	989,132
2.36%, 03/15/32 (a)	1,290,000	1,024,553
4.50%, 08/10/33	500,000	469,308
4.40%, 11/01/34 (a)	550,000	506,259
4.27%, 01/15/36	550,000	492,996
5.25%, 03/16/37	400,000	395,860
4.81%, 03/15/39	400,000	368,959
2.65%, 11/20/40 (a)	925,000	625,040
3.40%, 03/22/41 (a)	1,100,000	828,940
3.85%, 11/01/42 (a)	306,000	243,409
6.55%, 09/15/43	200,000	219,507
4.13%, 08/15/46	300,000	242,314
4.86%, 08/21/46	750,000	682,032
4.52%, 09/15/48	400,000	343,165
4.00%, 03/22/50 (a)	325,000	256,537
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 11/20/50 (a)	800,000	504,171
3.55%, 03/22/51 (a)	1,300,000	929,981
3.88%, 03/01/52 (a)	250,000	190,694
5.01%, 08/21/54	275,000	252,439
4.67%, 03/15/55	225,000	195,604
2.99%, 10/30/56 (a)	1,000,000	614,555
3.00%, 11/20/60 (a)	600,000	360,286
3.70%, 03/22/61 (a)	1,000,000	702,132
ViacomCBS, Inc.
4.75%, 05/15/25 (a)	222,000	218,716
4.00%, 01/15/26 (a)	250,000	240,260
2.90%, 01/15/27 (a)	200,000	179,805
3.38%, 02/15/28 (a)	150,000	133,359
3.70%, 06/01/28 (a)	150,000	134,056
4.20%, 06/01/29 (a)	189,000	168,316
7.88%, 07/30/30	100,000	106,759
4.95%, 01/15/31 (a)	250,000	223,207
4.20%, 05/19/32 (a)	325,000	266,332
5.50%, 05/15/33	100,000	90,396
6.88%, 04/30/36	275,000	268,730
5.90%, 10/15/40 (a)	150,000	131,680
4.85%, 07/01/42 (a)	150,000	111,629
4.38%, 03/15/43	350,000	242,174
5.85%, 09/01/43 (a)	300,000	250,399
5.25%, 04/01/44 (a)	150,000	116,188
4.90%, 08/15/44 (a)	200,000	146,633
4.60%, 01/15/45 (a)	150,000	105,611
4.95%, 05/19/50 (a)	325,000	238,464
Vodafone Group PLC
3.75%, 01/16/24	200,000	197,629
4.13%, 05/30/25	450,000	443,238
4.38%, 05/30/28	200,000	196,893
7.88%, 02/15/30	200,000	225,537
6.25%, 11/30/32	100,000	105,109
6.15%, 02/27/37	430,000	435,485
5.00%, 05/30/38	250,000	230,165
4.38%, 02/19/43	450,000	360,743
5.25%, 05/30/48	900,000	799,589
4.88%, 06/19/49	525,000	442,750
4.25%, 09/17/50	375,000	289,637
5.13%, 06/19/59	150,000	128,985
Walt Disney Co.
1.75%, 08/30/24 (a)	350,000	333,664
3.70%, 09/15/24 (a)	150,000	147,024
3.35%, 03/24/25	500,000	484,729
3.70%, 10/15/25 (a)	250,000	242,977
1.75%, 01/13/26	500,000	458,433
3.38%, 11/15/26 (a)	200,000	189,582
3.70%, 03/23/27	200,000	192,573
2.20%, 01/13/28	350,000	312,390
2.00%, 09/01/29 (a)	375,000	315,149
3.80%, 03/22/30	200,000	186,436
2.65%, 01/13/31	800,000	684,439
6.20%, 12/15/34	200,000	218,539
6.40%, 12/15/35	250,000	274,365
6.15%, 03/01/37	100,000	107,879
6.65%, 11/15/37	350,000	395,404
4.63%, 03/23/40 (a)	250,000	234,436
3.50%, 05/13/40 (a)	550,000	443,588
6.15%, 02/15/41	175,000	190,096
4.75%, 09/15/44 (a)	190,000	175,400
4.95%, 10/15/45 (a)	135,000	127,172
7.75%, 12/01/45	100,000	126,143
4.75%, 11/15/46 (a)	125,000	114,717
2.75%, 09/01/49 (a)	650,000	432,302
4.70%, 03/23/50 (a)	550,000	508,412
See financial notes
71Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 01/13/51 (a)	800,000	613,579
3.80%, 05/13/60 (a)	450,000	346,967
Weibo Corp.
3.50%, 07/05/24 (a)	250,000	242,372
3.38%, 07/08/30 (a)	250,000	192,608
WPP Finance 2010
3.75%, 09/19/24	200,000	193,935
		140,275,981
Consumer Cyclical 1.7%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	100,000	84,250
3.90%, 04/15/30 (a)	150,000	132,137
3.50%, 03/15/32 (a)	100,000	82,073
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	550,000	531,957
3.40%, 12/06/27 (a)	750,000	691,897
2.13%, 02/09/31 (a)	450,000	358,622
4.50%, 11/28/34 (a)	200,000	179,586
4.00%, 12/06/37 (a)	300,000	245,020
2.70%, 02/09/41 (a)	250,000	161,115
4.20%, 12/06/47 (a)	350,000	269,129
3.15%, 02/09/51 (a)	400,000	251,639
4.40%, 12/06/57 (a)	300,000	231,331
3.25%, 02/09/61 (a)	300,000	180,877
Amazon.com, Inc.
2.73%, 04/13/24	400,000	389,995
0.45%, 05/12/24	700,000	660,654
2.80%, 08/22/24 (a)	500,000	484,670
4.70%, 11/29/24	250,000	249,950
3.80%, 12/05/24 (a)	450,000	443,332
3.00%, 04/13/25	400,000	386,602
0.80%, 06/03/25 (a)	250,000	228,667
4.60%, 12/01/25	350,000	349,780
5.20%, 12/03/25 (a)	400,000	407,582
1.00%, 05/12/26 (a)	825,000	732,027
3.30%, 04/13/27 (a)	600,000	570,500
1.20%, 06/03/27 (a)	100,000	86,793
3.15%, 08/22/27 (a)	1,000,000	942,297
4.55%, 12/01/27 (a)	500,000	499,024
1.65%, 05/12/28 (a)	700,000	603,230
3.45%, 04/13/29 (a)	400,000	375,016
4.65%, 12/01/29 (a)	625,000	620,740
1.50%, 06/03/30 (a)	700,000	563,236
2.10%, 05/12/31 (a)	400,000	328,057
3.60%, 04/13/32 (a)	700,000	642,949
4.70%, 12/01/32 (a)	625,000	621,233
4.80%, 12/05/34 (a)	300,000	300,461
3.88%, 08/22/37 (a)	875,000	776,179
2.88%, 05/12/41 (a)	650,000	485,668
4.95%, 12/05/44 (a)	400,000	395,604
4.05%, 08/22/47 (a)	1,050,000	907,189
2.50%, 06/03/50 (a)	600,000	381,454
3.10%, 05/12/51 (a)	900,000	645,042
3.95%, 04/13/52 (a)	700,000	587,091
4.25%, 08/22/57 (a)	500,000	433,474
2.70%, 06/03/60 (a)	600,000	366,505
3.25%, 05/12/61 (a)	550,000	382,862
4.10%, 04/13/62 (a)	300,000	247,995
American Honda Finance Corp.
3.55%, 01/12/24	450,000	443,888
2.90%, 02/16/24	300,000	292,999
2.40%, 06/27/24	500,000	482,030
0.55%, 07/12/24	300,000	280,611
2.15%, 09/10/24	200,000	190,954
1.20%, 07/08/25	400,000	366,066
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.00%, 09/10/25	200,000	180,889
2.30%, 09/09/26	250,000	228,788
3.50%, 02/15/28	200,000	187,147
2.25%, 01/12/29	350,000	301,347
1.80%, 01/13/31	250,000	198,980
Aptiv PLC
2.40%, 02/18/25 (a)	200,000	188,718
4.35%, 03/15/29 (a)	100,000	94,407
3.25%, 03/01/32 (a)	250,000	205,860
4.40%, 10/01/46 (a)	75,000	56,929
5.40%, 03/15/49 (a)	125,000	108,098
3.10%, 12/01/51 (a)	350,000	207,866
4.15%, 05/01/52 (a)	300,000	217,417
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	95,956
3.80%, 11/15/27 (a)	350,000	319,383
4.75%, 06/01/30 (a)	300,000	269,332
2.40%, 08/01/31 (a)	150,000	108,200
AutoZone, Inc.
3.13%, 04/18/24 (a)	50,000	48,769
3.25%, 04/15/25 (a)	200,000	192,308
3.63%, 04/15/25 (a)	100,000	96,977
3.13%, 04/21/26 (a)	50,000	47,237
3.75%, 06/01/27 (a)	200,000	191,239
3.75%, 04/18/29 (a)	200,000	185,575
4.00%, 04/15/30 (a)	250,000	231,983
1.65%, 01/15/31 (a)	150,000	116,450
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	200,000	193,127
1.95%, 10/01/30 (a)	200,000	158,301
Block Financial LLC
5.25%, 10/01/25 (a)	175,000	174,655
3.88%, 08/15/30 (a)	250,000	219,442
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	425,000	407,754
3.55%, 03/15/28 (a)	150,000	140,098
4.63%, 04/13/30 (a)	400,000	387,806
BorgWarner, Inc.
2.65%, 07/01/27 (a)	425,000	378,873
4.38%, 03/15/45 (a)	170,000	131,700
CBRE Services, Inc.
4.88%, 03/01/26 (a)	150,000	148,639
2.50%, 04/01/31 (a)	175,000	138,943
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	87,226
3.70%, 01/15/31 (a)	150,000	128,063
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	300,000	292,221
3.00%, 05/18/27 (a)	450,000	424,331
1.60%, 04/20/30 (a)	400,000	328,160
1.75%, 04/20/32 (a)	600,000	475,187
Cummins, Inc.
0.75%, 09/01/25 (a)	150,000	135,381
1.50%, 09/01/30 (a)	250,000	196,971
4.88%, 10/01/43 (a)	150,000	142,080
2.60%, 09/01/50 (a)	200,000	125,287
Daimler Finance North America LLC
8.50%, 01/18/31	450,000	556,608
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	155,000	147,826
4.55%, 02/15/48 (a)	100,000	77,436
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	225,000	176,607
4.10%, 01/15/52 (a)	250,000	162,997
See financial notes
Schwab Fixed-Income ETFs | Annual Report72

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dollar General Corp.
4.25%, 09/20/24	200,000	197,498
4.15%, 11/01/25 (a)	89,000	87,052
3.88%, 04/15/27 (a)	150,000	143,272
4.63%, 11/01/27 (a)	200,000	196,892
4.13%, 05/01/28 (a)	150,000	143,204
3.50%, 04/03/30 (a)	300,000	269,544
5.00%, 11/01/32 (a)	200,000	197,248
4.13%, 04/03/50 (a)	200,000	160,747
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	250,000	244,300
4.20%, 05/15/28 (a)	325,000	312,025
2.65%, 12/01/31 (a)	250,000	202,406
3.38%, 12/01/51 (a)	150,000	101,330
DR Horton, Inc.
2.50%, 10/15/24 (a)	150,000	142,939
2.60%, 10/15/25 (a)	210,000	195,610
1.40%, 10/15/27 (a)	225,000	188,030
eBay, Inc.
3.45%, 08/01/24 (a)	300,000	292,435
1.90%, 03/11/25 (a)	150,000	140,558
1.40%, 05/10/26 (a)	200,000	177,651
3.60%, 06/05/27 (a)	350,000	331,641
2.70%, 03/11/30 (a)	200,000	170,340
2.60%, 05/10/31 (a)	250,000	205,967
6.30%, 11/22/32 (a)	300,000	312,856
4.00%, 07/15/42 (a)	150,000	119,031
3.65%, 05/10/51 (a)	250,000	181,047
Expedia Group, Inc.
5.00%, 02/15/26 (a)	100,000	98,817
4.63%, 08/01/27 (a)	225,000	216,429
3.80%, 02/15/28 (a)	300,000	275,798
3.25%, 02/15/30 (a)	425,000	361,476
2.95%, 03/15/31 (a)	100,000	80,702
Ford Foundation
2.42%, 06/01/50 (a)	300,000	189,717
2.82%, 06/01/70 (a)	100,000	59,589
General Motors Co.
4.00%, 04/01/25	150,000	146,729
6.13%, 10/01/25 (a)	700,000	714,325
4.20%, 10/01/27 (a)	250,000	235,581
6.80%, 10/01/27 (a)	350,000	363,887
5.00%, 10/01/28 (a)	250,000	240,684
5.00%, 04/01/35	200,000	172,283
6.60%, 04/01/36 (a)	500,000	490,674
5.15%, 04/01/38 (a)	250,000	216,704
6.25%, 10/02/43	550,000	509,924
5.20%, 04/01/45	400,000	327,014
6.75%, 04/01/46 (a)	250,000	242,311
5.40%, 04/01/48 (a)	200,000	164,557
5.95%, 04/01/49 (a)	100,000	87,467
General Motors Financial Co., Inc.
5.10%, 01/17/24 (a)	575,000	573,603
1.05%, 03/08/24	400,000	379,920
3.95%, 04/13/24 (a)	250,000	245,285
1.20%, 10/15/24	200,000	185,360
3.50%, 11/07/24 (a)	250,000	241,263
4.00%, 01/15/25 (a)	250,000	242,874
2.90%, 02/26/25 (a)	500,000	474,777
3.80%, 04/07/25	350,000	338,399
4.35%, 04/09/25 (a)	61,000	59,431
2.75%, 06/20/25 (a)	250,000	234,321
6.05%, 10/10/25	375,000	381,718
1.25%, 01/08/26 (a)	425,000	375,075
5.25%, 03/01/26 (a)	375,000	369,784
1.50%, 06/10/26 (a)	200,000	173,816
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 10/06/26 (a)	300,000	282,934
4.35%, 01/17/27 (a)	500,000	476,352
2.35%, 02/26/27 (a)	250,000	218,722
5.00%, 04/09/27 (a)	400,000	388,258
2.70%, 08/20/27 (a)	400,000	349,730
3.85%, 01/05/28 (a)	200,000	183,357
2.40%, 04/10/28 (a)	300,000	253,515
5.65%, 01/17/29 (a)	150,000	147,561
3.60%, 06/21/30 (a)	500,000	421,132
2.70%, 06/10/31 (a)	450,000	346,576
3.10%, 01/12/32 (a)	500,000	393,467
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	96,210
2.75%, 02/01/32 (a)	250,000	201,387
GLP Capital LP/GLP Financing II, Inc.
3.35%, 09/01/24 (a)	150,000	143,728
5.25%, 06/01/25 (a)	300,000	296,250
5.38%, 04/15/26 (a)	350,000	345,416
5.75%, 06/01/28 (a)	150,000	148,409
5.30%, 01/15/29 (a)	200,000	189,544
4.00%, 01/15/30 (a)	225,000	197,459
4.00%, 01/15/31 (a)	250,000	213,439
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	95,273
4.63%, 07/28/45 (a)	150,000	117,666
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	200,000	194,781
Home Depot, Inc.
3.75%, 02/15/24 (a)	500,000	495,248
3.35%, 09/15/25 (a)	100,000	97,119
3.00%, 04/01/26 (a)	550,000	523,830
2.13%, 09/15/26 (a)	300,000	274,939
2.50%, 04/15/27 (a)	200,000	184,199
2.80%, 09/14/27 (a)	150,000	139,315
0.90%, 03/15/28 (a)	150,000	124,640
1.50%, 09/15/28 (a)	250,000	212,737
3.90%, 12/06/28 (a)	450,000	434,064
2.95%, 06/15/29 (a)	650,000	588,580
2.70%, 04/15/30 (a)	550,000	480,784
1.38%, 03/15/31 (a)	175,000	135,781
1.88%, 09/15/31 (a)	250,000	200,127
3.25%, 04/15/32 (a)	400,000	355,900
4.50%, 09/15/32 (a)	200,000	196,210
5.88%, 12/16/36	800,000	857,109
3.30%, 04/15/40 (a)	355,000	283,670
5.40%, 09/15/40 (a)	191,000	196,599
5.95%, 04/01/41 (a)	400,000	435,010
4.20%, 04/01/43 (a)	250,000	219,296
4.88%, 02/15/44 (a)	350,000	336,208
4.40%, 03/15/45 (a)	150,000	134,178
4.25%, 04/01/46 (a)	400,000	348,765
3.90%, 06/15/47 (a)	100,000	82,790
4.50%, 12/06/48 (a)	350,000	320,263
3.13%, 12/15/49 (a)	450,000	321,581
3.35%, 04/15/50 (a)	500,000	372,723
2.38%, 03/15/51 (a)	450,000	272,689
2.75%, 09/15/51 (a)	250,000	165,430
3.63%, 04/15/52 (a)	400,000	312,932
4.95%, 09/15/52 (a)	300,000	290,149
3.50%, 09/15/56 (a)	297,000	223,025
Honda Motor Co., Ltd.
2.53%, 03/10/27 (a)	200,000	183,308
2.97%, 03/10/32 (a)	225,000	193,439
Hyatt Hotels Corp.
5.63%, 04/23/25 (a)	200,000	198,662
4.85%, 03/15/26 (a)	150,000	147,610
See financial notes
73Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 09/15/28 (a)	200,000	184,273
6.00%, 04/23/30 (a)	150,000	146,727
J Paul Getty Trust
Series 2021 0.39%, 01/01/24 (a)	100,000	95,771
JD.com, Inc.
3.88%, 04/29/26	200,000	190,313
3.38%, 01/14/30 (a)	200,000	175,498
Lear Corp.
3.80%, 09/15/27 (a)	150,000	139,878
4.25%, 05/15/29 (a)	225,000	203,406
2.60%, 01/15/32 (a)	100,000	75,530
5.25%, 05/15/49 (a)	250,000	206,610
Lennar Corp.
4.50%, 04/30/24 (a)	150,000	148,151
5.88%, 11/15/24 (a)	150,000	150,756
4.75%, 05/30/25 (a)	200,000	198,617
5.00%, 06/15/27 (a)	100,000	97,410
4.75%, 11/29/27 (a)	200,000	192,747
Lowe's Cos., Inc.
3.13%, 09/15/24 (a)	200,000	193,973
4.00%, 04/15/25 (a)	200,000	196,186
3.38%, 09/15/25 (a)	400,000	384,637
2.50%, 04/15/26 (a)	450,000	420,186
3.10%, 05/03/27 (a)	460,000	429,108
1.30%, 04/15/28 (a)	250,000	207,902
6.50%, 03/15/29	301,000	324,692
3.65%, 04/05/29 (a)	572,000	528,490
4.50%, 04/15/30 (a)	400,000	384,033
1.70%, 10/15/30 (a)	400,000	313,195
2.63%, 04/01/31 (a)	500,000	414,796
3.75%, 04/01/32 (a)	500,000	446,319
5.00%, 04/15/33 (a)	300,000	293,854
5.00%, 04/15/40 (a)	300,000	278,157
4.65%, 04/15/42 (a)	150,000	131,331
4.38%, 09/15/45 (a)	250,000	205,999
3.70%, 04/15/46 (a)	250,000	185,962
4.05%, 05/03/47 (a)	550,000	432,446
4.55%, 04/05/49 (a)	300,000	251,394
5.13%, 04/15/50 (a)	250,000	229,041
3.00%, 10/15/50 (a)	300,000	193,111
4.25%, 04/01/52 (a)	300,000	240,446
5.63%, 04/15/53 (a)	300,000	289,183
4.45%, 04/01/62 (a)	375,000	293,814
5.80%, 09/15/62 (a)	300,000	289,357
Magna International, Inc.
3.63%, 06/15/24 (a)	250,000	244,708
4.15%, 10/01/25 (a)	250,000	244,339
2.45%, 06/15/30 (a)	150,000	124,149
Marriott International, Inc.
3.60%, 04/15/24 (a)	200,000	195,982
3.75%, 03/15/25 (a)	150,000	145,174
5.75%, 05/01/25 (a)	250,000	253,020
3.75%, 10/01/25 (a)	50,000	48,171
3.13%, 06/15/26 (a)	300,000	281,259
4.65%, 12/01/28 (a)	150,000	144,282
4.63%, 06/15/30 (a)	300,000	280,841
2.85%, 04/15/31 (a)	200,000	162,431
3.50%, 10/15/32 (a)	475,000	396,181
McDonald's Corp.
3.25%, 06/10/24	150,000	146,827
3.38%, 05/26/25 (a)	200,000	193,538
3.70%, 01/30/26 (a)	500,000	486,690
3.50%, 03/01/27 (a)	350,000	333,645
3.50%, 07/01/27 (a)	300,000	284,924
3.80%, 04/01/28 (a)	350,000	335,482
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.63%, 09/01/29 (a)	400,000	351,431
2.13%, 03/01/30 (a)	250,000	209,212
3.60%, 07/01/30 (a)	350,000	321,519
4.60%, 09/09/32 (a)	200,000	196,131
4.70%, 12/09/35 (a)	300,000	288,593
6.30%, 10/15/37	180,000	196,121
6.30%, 03/01/38	250,000	272,799
5.70%, 02/01/39	183,000	188,907
3.70%, 02/15/42	300,000	239,809
3.63%, 05/01/43	200,000	156,758
4.88%, 12/09/45 (a)	525,000	486,518
4.45%, 03/01/47 (a)	325,000	282,262
4.45%, 09/01/48 (a)	250,000	219,767
3.63%, 09/01/49 (a)	450,000	342,874
4.20%, 04/01/50 (a)	150,000	125,391
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	200,000	164,127
2.50%, 01/15/31 (a)	100,000	72,257
6.00%, 01/15/43 (a)	125,000	102,606
3.97%, 08/06/61 (a)	100,000	56,474
NIKE, Inc.
2.40%, 03/27/25 (a)	300,000	286,838
2.38%, 11/01/26 (a)	300,000	277,385
2.75%, 03/27/27 (a)	250,000	234,078
2.85%, 03/27/30 (a)	450,000	402,281
3.25%, 03/27/40 (a)	300,000	243,873
3.63%, 05/01/43 (a)	100,000	82,710
3.88%, 11/01/45 (a)	300,000	258,899
3.38%, 11/01/46 (a)	150,000	117,371
3.38%, 03/27/50 (a)	375,000	294,508
NVR, Inc.
3.00%, 05/15/30 (a)	250,000	210,461
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	200,000	192,844
3.60%, 09/01/27 (a)	250,000	236,221
4.35%, 06/01/28 (a)	209,000	203,329
3.90%, 06/01/29 (a)	250,000	233,073
1.75%, 03/15/31 (a)	250,000	194,074
PACCAR Financial Corp.
0.35%, 02/02/24	300,000	285,686
0.50%, 08/09/24	250,000	233,087
2.15%, 08/15/24	50,000	47,738
0.90%, 11/08/24	150,000	140,081
1.80%, 02/06/25	300,000	282,453
PulteGroup, Inc.
5.50%, 03/01/26 (a)	250,000	251,203
5.00%, 01/15/27 (a)	150,000	148,667
7.88%, 06/15/32	25,000	27,791
6.38%, 05/15/33	150,000	150,083
6.00%, 02/15/35	100,000	96,032
PVH Corp.
4.63%, 07/10/25 (a)(c)	150,000	144,940
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	100,000	97,244
2.95%, 06/15/30 (a)	200,000	172,674
Rockefeller Foundation
2.49%, 10/01/50 (a)	250,000	159,456
Ross Stores, Inc.
4.60%, 04/15/25 (a)	200,000	198,794
0.88%, 04/15/26 (a)	150,000	131,977
1.88%, 04/15/31 (a)	150,000	118,103
Starbucks Corp.
3.80%, 08/15/25 (a)	350,000	342,606
2.00%, 03/12/27 (a)	200,000	178,910
3.50%, 03/01/28 (a)	350,000	329,267
See financial notes
Schwab Fixed-Income ETFs | Annual Report74

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 11/15/28 (a)	250,000	238,577
3.55%, 08/15/29 (a)	300,000	277,043
2.25%, 03/12/30 (a)	200,000	166,402
2.55%, 11/15/30 (a)	275,000	231,605
3.00%, 02/14/32 (a)	150,000	128,560
4.30%, 06/15/45 (a)	50,000	42,289
3.75%, 12/01/47 (a)	150,000	114,921
4.50%, 11/15/48 (a)	350,000	303,109
4.45%, 08/15/49 (a)	325,000	279,202
3.35%, 03/12/50 (a)	200,000	141,684
3.50%, 11/15/50 (a)	300,000	217,953
Tapestry, Inc.
4.25%, 04/01/25 (a)	100,000	97,801
4.13%, 07/15/27 (a)	150,000	140,986
3.05%, 03/15/32 (a)	100,000	78,075
Target Corp.
3.50%, 07/01/24	300,000	294,311
2.25%, 04/15/25 (a)	500,000	474,609
2.50%, 04/15/26	400,000	375,083
3.38%, 04/15/29 (a)	325,000	302,400
2.35%, 02/15/30 (a)	250,000	212,867
2.65%, 09/15/30 (a)	150,000	128,996
4.50%, 09/15/32 (a)	300,000	292,176
6.50%, 10/15/37	200,000	223,032
4.00%, 07/01/42	450,000	395,287
3.63%, 04/15/46	125,000	99,746
3.90%, 11/15/47 (a)	200,000	164,985
2.95%, 01/15/52 (a)	250,000	173,401
The California Endowment
2.50%, 04/01/51 (a)	200,000	124,469
TJX Cos., Inc.
2.25%, 09/15/26 (a)	400,000	366,551
1.15%, 05/15/28 (a)	100,000	83,636
3.88%, 04/15/30 (a)	150,000	140,276
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	100,000	98,615
4.88%, 03/15/27 (a)	150,000	142,711
3.80%, 11/01/29 (a)	200,000	171,466
Toyota Motor Corp.
0.68%, 03/25/24 (a)	500,000	474,716
2.36%, 07/02/24	150,000	144,484
1.34%, 03/25/26 (a)	300,000	269,323
3.67%, 07/20/28	250,000	237,646
2.76%, 07/02/29	150,000	133,346
Toyota Motor Credit Corp.
3.35%, 01/08/24	200,000	196,871
0.45%, 01/11/24	300,000	286,814
2.50%, 03/22/24	350,000	339,809
2.90%, 04/17/24	250,000	243,513
4.40%, 09/20/24	300,000	297,566
1.45%, 01/13/25	150,000	140,569
1.80%, 02/13/25	400,000	376,257
3.00%, 04/01/25	550,000	528,819
3.95%, 06/30/25	400,000	392,567
0.80%, 10/16/25	400,000	358,837
0.80%, 01/09/26	300,000	268,098
1.13%, 06/18/26	250,000	221,413
3.20%, 01/11/27	650,000	612,026
3.05%, 03/22/27	550,000	513,723
1.15%, 08/13/27	400,000	341,338
5.45%, 11/10/27	125,000	128,112
3.05%, 01/11/28	250,000	231,732
3.65%, 01/08/29	400,000	376,594
2.15%, 02/13/30	250,000	210,849
3.38%, 04/01/30	600,000	546,369
1.65%, 01/10/31	300,000	236,654
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tractor Supply Co.
1.75%, 11/01/30 (a)	250,000	192,481
VF Corp.
2.40%, 04/23/25 (a)	225,000	211,442
2.80%, 04/23/27 (a)	150,000	136,370
2.95%, 04/23/30 (a)	250,000	208,353
VICI Properties LP
4.75%, 02/15/28 (a)	350,000	333,695
4.95%, 02/15/30 (a)	300,000	283,229
5.13%, 05/15/32 (a)	450,000	417,927
5.63%, 05/15/52 (a)	200,000	176,896
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	400,000	390,635
3.45%, 06/01/26 (a)	400,000	380,745
3.20%, 04/15/30 (a)	250,000	216,703
4.50%, 11/18/34 (a)	100,000	87,494
4.65%, 06/01/46 (a)	150,000	120,217
4.10%, 04/15/50 (a)	350,000	258,123
Walmart, Inc.
3.30%, 04/22/24 (a)	450,000	441,289
2.85%, 07/08/24 (a)	300,000	291,754
2.65%, 12/15/24 (a)	200,000	192,547
3.55%, 06/26/25 (a)	300,000	293,987
3.90%, 09/09/25	500,000	492,857
3.05%, 07/08/26 (a)	100,000	96,258
1.05%, 09/17/26 (a)	100,000	88,613
5.88%, 04/05/27	50,000	53,139
3.70%, 06/26/28 (a)	750,000	726,369
1.50%, 09/22/28 (a)	200,000	171,719
3.25%, 07/08/29 (a)	350,000	327,409
2.38%, 09/24/29 (a)	150,000	131,816
1.80%, 09/22/31 (a)	600,000	489,735
4.15%, 09/09/32 (a)	400,000	391,270
5.25%, 09/01/35	600,000	631,749
6.50%, 08/15/37	100,000	117,407
6.20%, 04/15/38	150,000	170,904
3.95%, 06/28/38 (a)	300,000	276,044
5.00%, 10/25/40	150,000	151,737
5.63%, 04/15/41	150,000	163,966
2.50%, 09/22/41 (a)	350,000	255,529
4.00%, 04/11/43 (a)	225,000	200,526
4.30%, 04/22/44 (a)	200,000	185,117
3.63%, 12/15/47 (a)	150,000	123,867
4.05%, 06/29/48 (a)	650,000	582,482
2.95%, 09/24/49 (a)	350,000	256,858
2.65%, 09/22/51 (a)	250,000	171,613
		112,856,580
Consumer Non-Cyclical 3.5%
Abbott Laboratories
3.88%, 09/15/25 (a)	100,000	98,181
3.75%, 11/30/26 (a)	808,000	788,296
1.15%, 01/30/28 (a)	350,000	297,997
1.40%, 06/30/30 (a)	100,000	79,690
4.75%, 11/30/36 (a)	500,000	495,493
6.00%, 04/01/39	160,000	176,061
5.30%, 05/27/40	200,000	204,873
4.75%, 04/15/43 (a)	200,000	191,882
4.90%, 11/30/46 (a)	950,000	929,459
AbbVie, Inc.
3.85%, 06/15/24 (a)	300,000	295,385
2.60%, 11/21/24 (a)	1,050,000	1,005,558
3.80%, 03/15/25 (a)	500,000	487,735
3.60%, 05/14/25 (a)	1,100,000	1,066,490
3.20%, 05/14/26 (a)	550,000	520,792
2.95%, 11/21/26 (a)	1,200,000	1,118,843
See financial notes
75Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 11/14/28 (a)	590,000	571,025
3.20%, 11/21/29 (a)	1,500,000	1,354,146
4.55%, 03/15/35 (a)	550,000	515,293
4.50%, 05/14/35 (a)	825,000	768,746
4.30%, 05/14/36 (a)	350,000	316,586
4.05%, 11/21/39 (a)	1,050,000	899,611
4.63%, 10/01/42 (a)	150,000	134,647
4.40%, 11/06/42	750,000	651,339
4.85%, 06/15/44 (a)	200,000	183,494
4.75%, 03/15/45 (a)	218,000	196,121
4.70%, 05/14/45 (a)	775,000	692,012
4.45%, 05/14/46 (a)	250,000	216,916
4.88%, 11/14/48 (a)	619,000	569,526
4.25%, 11/21/49 (a)	1,550,000	1,302,065
AdventHealth Obligated Group
2.80%, 11/15/51 (a)	100,000	63,986
Adventist Health System
2.95%, 03/01/29 (a)	150,000	128,463
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	100,000	93,743
2.21%, 06/15/30 (a)	150,000	123,784
4.27%, 08/15/48 (a)	89,000	74,874
3.39%, 10/15/49 (a)	200,000	144,241
3.01%, 06/15/50 (a)	50,000	33,532
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	350,000	302,100
2.30%, 03/12/31 (a)	250,000	202,510
Ahold Finance USA LLC
6.88%, 05/01/29	150,000	156,745
AHS Hospital Corp.
5.02%, 07/01/45	150,000	144,311
2.78%, 07/01/51 (a)	125,000	78,026
Allina Health System
3.89%, 04/15/49	150,000	120,335
2.90%, 11/15/51 (a)	50,000	32,556
Altria Group, Inc.
4.00%, 01/31/24	250,000	247,622
3.80%, 02/14/24 (a)	100,000	98,353
2.35%, 05/06/25 (a)	250,000	235,553
4.40%, 02/14/26 (a)	250,000	245,264
2.63%, 09/16/26 (a)	250,000	229,652
4.80%, 02/14/29 (a)	560,000	538,006
3.40%, 05/06/30 (a)	200,000	170,999
2.45%, 02/04/32 (a)	500,000	377,786
5.80%, 02/14/39 (a)	450,000	412,824
3.40%, 02/04/41 (a)	300,000	199,336
4.25%, 08/09/42	350,000	259,631
4.50%, 05/02/43	150,000	113,405
5.38%, 01/31/44	600,000	531,666
3.88%, 09/16/46 (a)	500,000	335,485
5.95%, 02/14/49 (a)	650,000	581,837
4.45%, 05/06/50 (a)	200,000	142,254
3.70%, 02/04/51 (a)	400,000	253,317
4.00%, 02/04/61 (a)	150,000	97,950
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	150,000	146,546
3.45%, 12/15/27 (a)	300,000	280,865
2.80%, 05/15/30 (a)	200,000	169,943
2.70%, 03/15/31 (a)	350,000	290,929
4.30%, 12/15/47 (a)	150,000	124,792
Amgen, Inc.
3.63%, 05/22/24 (a)	450,000	441,902
1.90%, 02/21/25 (a)	150,000	140,839
3.13%, 05/01/25 (a)	250,000	240,211
2.60%, 08/19/26 (a)	400,000	370,079
2.20%, 02/21/27 (a)	450,000	404,897
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 11/02/27 (a)	300,000	278,482
1.65%, 08/15/28 (a)	400,000	334,513
3.00%, 02/22/29 (a)	250,000	221,982
2.45%, 02/21/30 (a)	400,000	337,812
2.30%, 02/25/31 (a)	425,000	346,686
2.00%, 01/15/32 (a)	400,000	312,052
3.35%, 02/22/32 (a)	350,000	306,016
4.20%, 03/01/33 (a)	225,000	208,959
6.38%, 06/01/37	50,000	53,247
6.40%, 02/01/39	50,000	53,274
3.15%, 02/21/40 (a)	500,000	369,243
2.80%, 08/15/41 (a)	400,000	278,320
4.95%, 10/01/41	225,000	206,847
5.15%, 11/15/41 (a)	276,000	257,778
5.65%, 06/15/42 (a)	100,000	99,400
4.40%, 05/01/45 (a)	700,000	584,781
4.56%, 06/15/48 (a)	400,000	344,724
3.38%, 02/21/50 (a)	700,000	489,823
4.66%, 06/15/51 (a)	900,000	778,818
3.00%, 01/15/52 (a)	200,000	128,699
4.20%, 02/22/52 (a)	250,000	200,832
4.88%, 03/01/53 (a)	300,000	267,530
2.77%, 09/01/53 (a)	322,000	195,271
4.40%, 02/22/62 (a)	350,000	280,839
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	900,000	867,268
4.70%, 02/01/36 (a)	1,425,000	1,349,965
4.90%, 02/01/46 (a)	2,550,000	2,335,887
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	187,000	176,937
4.63%, 02/01/44	300,000	270,021
4.90%, 02/01/46 (a)	450,000	415,421
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	750,000	716,825
4.75%, 01/23/29 (a)	1,100,000	1,088,138
3.50%, 06/01/30 (a)	500,000	455,426
4.90%, 01/23/31 (a)	250,000	250,409
4.38%, 04/15/38 (a)	125,000	112,441
8.20%, 01/15/39	350,000	436,045
5.45%, 01/23/39 (a)	600,000	598,707
4.35%, 06/01/40 (a)	350,000	309,875
4.95%, 01/15/42	490,000	459,883
4.60%, 04/15/48 (a)	750,000	660,311
4.44%, 10/06/48 (a)	350,000	299,975
5.55%, 01/23/49 (a)	1,175,000	1,172,160
4.50%, 06/01/50 (a)	675,000	597,097
4.75%, 04/15/58 (a)	450,000	398,968
5.80%, 01/23/59 (a)	600,000	621,223
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	500,000	464,609
3.25%, 03/27/30 (a)	450,000	405,707
5.38%, 09/15/35	200,000	205,387
3.75%, 09/15/47 (a)	175,000	143,008
4.50%, 03/15/49 (a)	250,000	229,821
2.70%, 09/15/51 (a)	200,000	133,563
Ascension Health
2.53%, 11/15/29 (a)	120,000	103,155
3.11%, 11/15/39 (a)	200,000	153,513
3.95%, 11/15/46	325,000	270,814
4.85%, 11/15/53	150,000	142,892
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	500,000	471,846
1.20%, 05/28/26 (a)	350,000	312,130
1.75%, 05/28/28 (a)	350,000	301,019
2.25%, 05/28/31 (a)	100,000	83,419
See financial notes
Schwab Fixed-Income ETFs | Annual Report76

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AstraZeneca PLC
3.38%, 11/16/25	650,000	628,724
0.70%, 04/08/26 (a)	225,000	198,133
3.13%, 06/12/27 (a)	50,000	47,082
4.00%, 01/17/29 (a)	200,000	192,505
1.38%, 08/06/30 (a)	600,000	475,179
6.45%, 09/15/37	700,000	791,185
4.00%, 09/18/42	350,000	303,364
4.38%, 11/16/45	250,000	225,413
4.38%, 08/17/48 (a)	250,000	224,510
2.13%, 08/06/50 (a)	200,000	118,176
3.00%, 05/28/51 (a)	250,000	176,743
Banner Health
2.34%, 01/01/30 (a)	200,000	167,372
1.90%, 01/01/31 (a)	100,000	79,200
3.18%, 01/01/50 (a)	100,000	69,987
2.91%, 01/01/51 (a)	100,000	65,774
Baptist Health South Florida Obligated Group
3.12%, 11/15/71 (a)	50,000	29,465
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	150,000	107,743
BAT Capital Corp.
3.22%, 08/15/24 (a)	750,000	723,734
2.79%, 09/06/24 (a)	300,000	287,621
3.22%, 09/06/26 (a)	350,000	324,009
4.70%, 04/02/27 (a)	250,000	240,429
3.56%, 08/15/27 (a)	1,000,000	912,346
2.26%, 03/25/28 (a)	200,000	166,573
3.46%, 09/06/29 (a)	200,000	171,726
4.91%, 04/02/30 (a)	400,000	367,016
2.73%, 03/25/31 (a)	250,000	195,196
7.75%, 10/19/32 (a)	250,000	269,605
4.39%, 08/15/37 (a)	700,000	544,827
3.73%, 09/25/40 (a)	250,000	170,207
4.54%, 08/15/47 (a)	600,000	426,871
4.76%, 09/06/49 (a)	325,000	236,972
5.28%, 04/02/50 (a)	275,000	217,433
3.98%, 09/25/50 (a)	300,000	197,887
5.65%, 03/16/52 (a)	200,000	166,807
BAT International Finance PLC
1.67%, 03/25/26 (a)	350,000	310,369
4.45%, 03/16/28 (a)	300,000	278,271
Baxalta, Inc.
4.00%, 06/23/25 (a)	200,000	194,943
5.25%, 06/23/45 (a)	173,000	164,434
Baxter International, Inc.
1.32%, 11/29/24	450,000	419,399
2.60%, 08/15/26 (a)	200,000	185,028
1.92%, 02/01/27 (a)	500,000	444,445
3.95%, 04/01/30 (a)	250,000	228,165
1.73%, 04/01/31 (a)	300,000	229,778
2.54%, 02/01/32 (a)	450,000	359,106
3.50%, 08/15/46 (a)	150,000	107,634
3.13%, 12/01/51 (a)	150,000	97,954
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	150,000	119,695
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	50,000	39,316
4.19%, 11/15/45 (a)	150,000	127,489
3.97%, 11/15/46 (a)	50,000	40,532
2.84%, 11/15/50 (a)	325,000	215,904
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Becton Dickinson & Co.
3.73%, 12/15/24 (a)	487,000	475,028
3.70%, 06/06/27 (a)	481,000	455,575
2.82%, 05/20/30 (a)	250,000	214,797
1.96%, 02/11/31 (a)	300,000	237,437
4.69%, 12/15/44 (a)	300,000	268,106
4.67%, 06/06/47 (a)	450,000	397,705
3.79%, 05/20/50 (a)	150,000	115,677
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)	150,000	93,048
Biogen, Inc.
4.05%, 09/15/25 (a)	500,000	486,115
2.25%, 05/01/30 (a)	500,000	407,493
3.15%, 05/01/50 (a)	575,000	379,998
3.25%, 02/15/51 (a)	335,000	225,442
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	100,000	92,403
3.70%, 03/15/32 (a)	250,000	214,624
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	100,000	89,299
2.10%, 06/01/31 (a)	100,000	78,154
3.21%, 06/01/50 (a)	100,000	65,221
Boston Scientific Corp.
3.45%, 03/01/24 (a)	110,000	107,982
1.90%, 06/01/25 (a)	150,000	140,267
2.65%, 06/01/30 (a)	350,000	300,793
6.75%, 11/15/35 (f)	100,000	109,720
4.55%, 03/01/39 (a)	100,000	89,892
7.38%, 01/15/40	100,000	116,584
4.70%, 03/01/49 (a)	200,000	180,622
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (a)	800,000	777,704
3.88%, 08/15/25 (a)	114,000	110,741
0.75%, 11/13/25 (a)	250,000	225,144
3.20%, 06/15/26 (a)	547,000	522,523
3.25%, 02/27/27	250,000	238,553
1.13%, 11/13/27 (a)	300,000	256,775
3.90%, 02/20/28 (a)	350,000	338,316
3.40%, 07/26/29 (a)	700,000	650,894
1.45%, 11/13/30 (a)	100,000	79,046
2.95%, 03/15/32 (a)	600,000	523,819
4.13%, 06/15/39 (a)	650,000	580,283
2.35%, 11/13/40 (a)	300,000	206,440
3.25%, 08/01/42	300,000	229,685
5.00%, 08/15/45 (a)	300,000	291,927
4.35%, 11/15/47 (a)	425,000	376,313
4.55%, 02/20/48 (a)	406,000	369,542
4.25%, 10/26/49 (a)	1,000,000	864,868
2.55%, 11/13/50 (a)	200,000	126,611
3.70%, 03/15/52 (a)	650,000	507,341
3.90%, 03/15/62 (a)	325,000	254,184
Brown-Forman Corp.
4.00%, 04/15/38 (a)	150,000	131,946
4.50%, 07/15/45 (a)	150,000	137,284
Brunswick Corp.
0.85%, 08/18/24 (a)	225,000	208,169
2.40%, 08/18/31 (a)	200,000	147,394
5.10%, 04/01/52 (a)	150,000	108,943
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	200,000	182,517
3.75%, 09/25/27 (a)	400,000	374,713
2.75%, 05/14/31 (a)	250,000	205,741
Campbell Soup Co.
3.95%, 03/15/25 (a)	250,000	244,418
4.15%, 03/15/28 (a)	200,000	191,500
2.38%, 04/24/30 (a)	250,000	208,013
See financial notes
77Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 03/15/48 (a)	225,000	200,063
3.13%, 04/24/50 (a)	25,000	16,999
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	272,000	264,323
3.75%, 09/15/25 (a)	250,000	242,407
3.41%, 06/15/27 (a)	400,000	375,195
4.60%, 03/15/43	150,000	124,258
4.90%, 09/15/45 (a)	150,000	127,887
4.37%, 06/15/47 (a)	100,000	78,810
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	125,000	84,639
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	100,000	80,587
Children's Health System of Texas
2.51%, 08/15/50 (a)	175,000	105,428
Children's Hospital
2.93%, 07/15/50 (a)	100,000	62,769
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	84,782
2.59%, 02/01/50 (a)	120,000	73,140
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	88,107
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	150,000	96,357
CHRISTUS Health
4.34%, 07/01/28 (a)	150,000	143,350
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	350,000	327,350
5.60%, 11/15/32 (a)	100,000	103,851
5.00%, 06/15/52 (a)	150,000	140,971
Cigna Corp.
0.61%, 03/15/24 (a)	75,000	71,136
3.25%, 04/15/25 (a)	300,000	289,278
4.13%, 11/15/25 (a)	750,000	734,129
4.50%, 02/25/26 (a)	385,000	379,571
1.25%, 03/15/26 (a)	150,000	133,796
3.40%, 03/01/27 (a)	435,000	408,760
3.05%, 10/15/27 (a)	191,000	175,183
4.38%, 10/15/28 (a)	1,000,000	966,014
2.40%, 03/15/30 (a)	500,000	419,526
2.38%, 03/15/31 (a)	450,000	368,817
4.80%, 08/15/38 (a)	500,000	466,599
3.20%, 03/15/40 (a)	100,000	75,853
6.13%, 11/15/41	145,000	151,077
4.80%, 07/15/46 (a)	405,000	364,136
3.88%, 10/15/47 (a)	289,000	223,753
4.90%, 12/15/48 (a)	850,000	771,839
3.40%, 03/15/50 (a)	375,000	266,802
3.40%, 03/15/51 (a)	425,000	303,633
City of Hope
5.62%, 11/15/43	195,000	195,706
Cleveland Clinic Foundation
4.86%, 01/01/14	125,000	108,208
Clorox Co.
3.10%, 10/01/27 (a)	100,000	92,496
3.90%, 05/15/28 (a)	450,000	430,739
4.40%, 05/01/29 (a)	150,000	144,935
1.80%, 05/15/30 (a)	100,000	79,719
Coca-Cola Co.
1.75%, 09/06/24	350,000	333,964
3.38%, 03/25/27	350,000	336,171
1.45%, 06/01/27	500,000	442,111
1.00%, 03/15/28	500,000	419,370
2.13%, 09/06/29	300,000	257,042
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 03/25/30	400,000	372,141
1.65%, 06/01/30	250,000	204,618
2.00%, 03/05/31	200,000	165,312
1.38%, 03/15/31	400,000	313,385
2.25%, 01/05/32	500,000	419,225
2.50%, 06/01/40	500,000	364,599
4.20%, 03/25/50	250,000	231,234
2.60%, 06/01/50	400,000	269,149
3.00%, 03/05/51	350,000	256,384
2.50%, 03/15/51	500,000	328,732
2.75%, 06/01/60	275,000	186,384
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	150,000	145,998
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	350,000	305,096
1.85%, 09/01/32 (a)	250,000	190,143
5.25%, 11/26/43	200,000	192,974
Colgate-Palmolive Co.
3.25%, 03/15/24	200,000	197,266
3.70%, 08/01/47 (a)	377,000	322,570
CommonSpirit Health
2.76%, 10/01/24 (a)	300,000	287,847
6.07%, 11/01/27 (a)	300,000	307,338
3.35%, 10/01/29 (a)	350,000	304,253
4.35%, 11/01/42	200,000	168,102
3.82%, 10/01/49 (a)	150,000	112,756
4.19%, 10/01/49 (a)	275,000	214,775
3.91%, 10/01/50 (a)	225,000	166,913
Community Health Network, Inc.
3.10%, 05/01/50 (a)	150,000	95,477
Conagra Brands, Inc.
4.30%, 05/01/24 (a)	260,000	256,467
4.60%, 11/01/25 (a)	250,000	246,336
1.38%, 11/01/27 (a)	350,000	291,534
7.00%, 10/01/28	50,000	53,439
4.85%, 11/01/28 (a)	400,000	389,929
8.25%, 09/15/30	50,000	56,978
5.30%, 11/01/38 (a)	350,000	331,701
5.40%, 11/01/48 (a)	300,000	279,639
Constellation Brands, Inc.
4.75%, 11/15/24	150,000	149,213
4.40%, 11/15/25 (a)	250,000	246,135
4.75%, 12/01/25	200,000	199,816
3.70%, 12/06/26 (a)	200,000	190,708
3.60%, 02/15/28 (a)	100,000	92,634
4.65%, 11/15/28 (a)	250,000	242,068
3.15%, 08/01/29 (a)	300,000	263,351
2.88%, 05/01/30 (a)	550,000	468,572
4.75%, 05/09/32 (a)	200,000	192,224
4.50%, 05/09/47 (a)	175,000	147,869
4.10%, 02/15/48 (a)	150,000	120,294
5.25%, 11/15/48 (a)	200,000	188,907
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	200,000	142,464
CVS Health Corp.
3.38%, 08/12/24 (a)	250,000	244,104
2.63%, 08/15/24 (a)	300,000	288,209
4.10%, 03/25/25 (a)	300,000	295,934
3.88%, 07/20/25 (a)	750,000	732,720
2.88%, 06/01/26 (a)	400,000	373,848
3.00%, 08/15/26 (a)	250,000	233,681
3.63%, 04/01/27 (a)	250,000	237,531
6.25%, 06/01/27	200,000	210,128
1.30%, 08/21/27 (a)	350,000	297,055
4.30%, 03/25/28 (a)	1,372,000	1,327,954
3.25%, 08/15/29 (a)	500,000	448,193
See financial notes
Schwab Fixed-Income ETFs | Annual Report78

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 04/01/30 (a)	400,000	363,591
1.75%, 08/21/30 (a)	100,000	78,740
1.88%, 02/28/31 (a)	400,000	313,930
2.13%, 09/15/31 (a)	300,000	238,229
4.88%, 07/20/35 (a)	250,000	237,499
4.78%, 03/25/38 (a)	1,400,000	1,283,045
6.13%, 09/15/39	150,000	154,970
4.13%, 04/01/40 (a)	150,000	125,119
2.70%, 08/21/40 (a)	400,000	274,704
5.30%, 12/05/43 (a)	250,000	234,812
5.13%, 07/20/45 (a)	900,000	821,322
5.05%, 03/25/48 (a)	2,200,000	1,985,662
4.25%, 04/01/50 (a)	250,000	200,996
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	144,580
4.38%, 09/15/45 (a)	75,000	67,018
2.60%, 10/01/50 (a)	250,000	160,145
2.80%, 12/10/51 (a)	250,000	166,353
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	100,000	77,890
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	200,000	165,958
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	200,000	190,562
2.60%, 11/15/29 (a)	250,000	219,190
3.25%, 11/15/39 (a)	200,000	160,641
3.40%, 11/15/49 (a)	300,000	227,074
Diageo Capital PLC
2.13%, 10/24/24 (a)	200,000	189,976
1.38%, 09/29/25 (a)	200,000	183,556
5.30%, 10/24/27 (a)	300,000	307,198
3.88%, 05/18/28 (a)	250,000	238,691
2.38%, 10/24/29 (a)	200,000	171,222
2.00%, 04/29/30 (a)	350,000	288,833
2.13%, 04/29/32 (a)	250,000	199,379
5.50%, 01/24/33 (a)	225,000	235,581
5.88%, 09/30/36	200,000	211,302
3.88%, 04/29/43 (a)	50,000	41,351
Diageo Investment Corp.
7.45%, 04/15/35	100,000	119,138
4.25%, 05/11/42	100,000	88,398
Dignity Health
4.50%, 11/01/42	100,000	83,720
5.27%, 11/01/64	100,000	86,950
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	162,197
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	250,000	239,728
Eli Lilly & Co.
2.75%, 06/01/25 (a)	50,000	47,855
3.10%, 05/15/27 (a)	250,000	235,453
3.38%, 03/15/29 (a)	350,000	328,444
3.70%, 03/01/45 (a)	50,000	42,075
3.95%, 05/15/47 (a)	100,000	87,970
3.95%, 03/15/49 (a)	350,000	312,360
2.25%, 05/15/50 (a)	450,000	284,535
4.15%, 03/15/59 (a)	175,000	152,461
2.50%, 09/15/60 (a)	300,000	184,612
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	100,000	94,923
3.15%, 03/15/27 (a)	250,000	237,134
2.38%, 12/01/29 (a)	200,000	172,162
2.60%, 04/15/30 (a)	250,000	215,639
4.38%, 06/15/45 (a)	150,000	133,676
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 03/15/47 (a)	150,000	129,149
3.13%, 12/01/49 (a)	300,000	217,332
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	200,000	161,217
Fomento Economico Mexicano S.A.B. de C.V.
4.38%, 05/10/43	200,000	164,996
3.50%, 01/16/50 (a)	600,000	420,399
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	38,058
GE HealthCare Technologies, Inc.
5.55%, 11/15/24 (c)	250,000	250,877
5.60%, 11/15/25 (a)(c)	400,000	402,602
5.65%, 11/15/27 (a)(c)	450,000	456,986
5.86%, 03/15/30 (a)(c)	350,000	359,290
5.91%, 11/22/32 (a)(c)	500,000	519,859
6.38%, 11/22/52 (a)(c)	300,000	322,071
General Mills, Inc.
3.65%, 02/15/24 (a)	200,000	197,195
4.00%, 04/17/25 (a)	200,000	195,577
3.20%, 02/10/27 (a)	300,000	284,379
4.20%, 04/17/28 (a)	325,000	314,581
2.88%, 04/15/30 (a)	350,000	303,550
4.70%, 04/17/48 (a)	50,000	44,892
3.00%, 02/01/51 (a)	401,000	274,745
Gilead Sciences, Inc.
3.70%, 04/01/24 (a)	400,000	393,613
3.50%, 02/01/25 (a)	600,000	581,404
3.65%, 03/01/26 (a)	700,000	676,087
2.95%, 03/01/27 (a)	350,000	326,209
1.20%, 10/01/27 (a)	400,000	340,066
4.60%, 09/01/35 (a)	375,000	356,428
4.00%, 09/01/36 (a)	300,000	264,807
5.65%, 12/01/41 (a)	200,000	204,765
4.80%, 04/01/44 (a)	550,000	507,641
4.50%, 02/01/45 (a)	400,000	351,952
4.75%, 03/01/46 (a)	650,000	588,215
4.15%, 03/01/47 (a)	575,000	477,090
2.80%, 10/01/50 (a)	500,000	323,780
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (a)	300,000	292,142
3.38%, 06/01/29 (a)	150,000	138,670
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	250,000	244,376
3.88%, 05/15/28	500,000	480,973
5.38%, 04/15/34	180,000	186,662
6.38%, 05/15/38	775,000	874,010
4.20%, 03/18/43	175,000	152,352
GSK Consumer Healthcare Capital US LLC
3.02%, 03/24/24 (a)	250,000	242,603
3.13%, 03/24/25	500,000	476,761
3.38%, 03/24/27 (a)	500,000	466,339
3.38%, 03/24/29 (a)	300,000	270,412
3.63%, 03/24/32 (a)	600,000	529,280
4.00%, 03/24/52 (a)	300,000	235,374
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	200,000	138,595
4.21%, 07/01/48 (a)	100,000	83,892
4.50%, 07/01/57 (a)	150,000	129,562
Hartford HealthCare Corp.
3.45%, 07/01/54	150,000	105,922
Hasbro, Inc.
3.00%, 11/19/24 (a)	150,000	144,111
3.55%, 11/19/26 (a)	200,000	187,821
3.50%, 09/15/27 (a)	200,000	186,127
3.90%, 11/19/29 (a)	200,000	178,133
See financial notes
79Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.35%, 03/15/40	150,000	147,075
5.10%, 05/15/44 (a)	100,000	85,297
HCA, Inc.
5.00%, 03/15/24	500,000	497,410
5.38%, 02/01/25	750,000	750,035
5.25%, 04/15/25	350,000	348,023
5.88%, 02/15/26 (a)	500,000	503,483
5.25%, 06/15/26 (a)	250,000	247,455
5.38%, 09/01/26 (a)	250,000	247,759
4.50%, 02/15/27 (a)	450,000	433,880
3.13%, 03/15/27 (a)(c)	350,000	318,949
5.63%, 09/01/28 (a)	500,000	498,300
5.88%, 02/01/29 (a)	250,000	250,578
3.38%, 03/15/29 (a)(c)	250,000	219,786
4.13%, 06/15/29 (a)	650,000	594,972
3.50%, 09/01/30 (a)	750,000	646,513
3.63%, 03/15/32 (a)(c)	500,000	423,569
5.13%, 06/15/39 (a)	225,000	201,198
4.38%, 03/15/42 (a)(c)	150,000	120,090
5.50%, 06/15/47 (a)	400,000	356,328
5.25%, 06/15/49 (a)	600,000	514,599
3.50%, 07/15/51 (a)	450,000	290,712
4.63%, 03/15/52 (a)(c)	500,000	391,483
Hershey Co.
0.90%, 06/01/25 (a)	200,000	183,058
2.30%, 08/15/26 (a)	310,000	285,252
2.45%, 11/15/29 (a)	100,000	86,243
3.13%, 11/15/49 (a)	150,000	107,921
2.65%, 06/01/50 (a)	150,000	98,517
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52 (a)	150,000	118,246
Hormel Foods Corp.
0.65%, 06/03/24 (a)	300,000	282,954
1.70%, 06/03/28 (a)	150,000	129,949
1.80%, 06/11/30 (a)	250,000	204,326
3.05%, 06/03/51 (a)	250,000	173,768
Hospital Special Surgery
Series 2020 2.67%, 10/01/50 (a)	150,000	92,410
IHC Health Services, Inc.
4.13%, 05/15/48 (a)	150,000	124,344
Illumina, Inc.
2.55%, 03/23/31 (a)	175,000	140,591
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	190,000	157,162
2.85%, 11/01/51 (a)	50,000	31,877
Ingredion, Inc.
3.20%, 10/01/26 (a)	150,000	140,748
2.90%, 06/01/30 (a)	250,000	212,270
3.90%, 06/01/50 (a)	100,000	72,960
Inova Health System Foundation
4.07%, 05/15/52 (a)	150,000	124,840
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	150,000	108,915
Iowa Health System
Series 2020 3.67%, 02/15/50 (a)	100,000	73,058
JBS USA LUX S.A.
2.50%, 01/15/27 (a)(c)	250,000	219,137
5.13%, 02/01/28 (a)(c)	250,000	237,616
5.50%, 01/15/30 (a)(c)	600,000	571,354
3.63%, 01/15/32 (a)(c)	250,000	204,402
3.00%, 05/15/32 (a)(c)	250,000	192,273
5.75%, 04/01/33 (a)(c)	500,000	478,357
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 02/02/52 (a)(c)	200,000	142,115
6.50%, 12/01/52 (a)(c)	375,000	357,556
JM Smucker Co.
3.50%, 03/15/25	350,000	338,957
2.38%, 03/15/30 (a)	250,000	207,419
2.13%, 03/15/32 (a)	200,000	155,661
4.25%, 03/15/35	250,000	223,464
4.38%, 03/15/45	200,000	164,912
3.55%, 03/15/50 (a)	100,000	69,141
Johnson & Johnson
2.63%, 01/15/25 (a)	220,000	212,061
0.55%, 09/01/25 (a)	350,000	316,326
2.45%, 03/01/26 (a)	600,000	564,430
2.95%, 03/03/27 (a)	300,000	283,782
0.95%, 09/01/27 (a)	450,000	388,552
2.90%, 01/15/28 (a)	350,000	326,468
6.95%, 09/01/29	100,000	118,408
1.30%, 09/01/30 (a)	400,000	323,201
4.95%, 05/15/33	100,000	104,153
4.38%, 12/05/33 (a)	250,000	246,726
3.55%, 03/01/36 (a)	317,000	280,754
3.63%, 03/03/37 (a)	550,000	489,455
3.40%, 01/15/38 (a)	350,000	299,116
5.85%, 07/15/38	182,000	202,586
2.10%, 09/01/40 (a)	400,000	275,071
4.50%, 09/01/40	50,000	47,876
4.85%, 05/15/41	150,000	148,254
4.50%, 12/05/43 (a)	200,000	191,531
3.70%, 03/01/46 (a)	575,000	484,627
3.75%, 03/03/47 (a)	200,000	169,108
3.50%, 01/15/48 (a)	50,000	40,988
2.25%, 09/01/50 (a)	375,000	235,332
2.45%, 09/01/60 (a)	350,000	215,442
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	250,000	233,884
2.81%, 06/01/41 (a)	400,000	290,700
4.88%, 04/01/42	50,000	48,227
4.15%, 05/01/47 (a)	275,000	234,465
3.27%, 11/01/49 (a)	450,000	325,952
3.00%, 06/01/51 (a)	450,000	307,902
Kellogg Co.
4.30%, 05/15/28 (a)	350,000	340,818
2.10%, 06/01/30 (a)	250,000	203,036
7.45%, 04/01/31	50,000	57,047
4.50%, 04/01/46	231,000	198,586
Keurig Dr Pepper, Inc.
4.42%, 05/25/25 (a)	350,000	346,499
3.40%, 11/15/25 (a)	200,000	192,345
2.55%, 09/15/26 (a)	250,000	229,528
3.43%, 06/15/27 (a)	200,000	186,986
4.60%, 05/25/28 (a)	500,000	490,599
3.20%, 05/01/30 (a)	300,000	261,704
2.25%, 03/15/31 (a)	250,000	201,577
4.50%, 11/15/45 (a)	250,000	213,063
4.42%, 12/15/46 (a)	200,000	165,662
3.80%, 05/01/50 (a)	250,000	188,470
4.50%, 04/15/52 (a)	400,000	335,525
Kimberly-Clark Corp.
2.75%, 02/15/26	150,000	141,849
1.05%, 09/15/27 (a)	200,000	171,053
3.95%, 11/01/28 (a)	200,000	193,136
3.20%, 04/25/29 (a)	300,000	273,874
3.10%, 03/26/30 (a)	200,000	179,985
6.63%, 08/01/37	300,000	346,401
5.30%, 03/01/41	300,000	302,718
3.20%, 07/30/46 (a)	100,000	72,337
See financial notes
Schwab Fixed-Income ETFs | Annual Report80

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	173,000	173,147
Koninklijke Philips N.V.
6.88%, 03/11/38	217,000	230,852
5.00%, 03/15/42	150,000	132,476
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	500,000	468,739
3.88%, 05/15/27 (a)	400,000	382,562
4.63%, 01/30/29 (a)	200,000	198,260
3.75%, 04/01/30 (a)	250,000	228,493
6.75%, 03/15/32	100,000	108,972
5.00%, 07/15/35 (a)	150,000	144,058
6.88%, 01/26/39	175,000	190,269
4.63%, 10/01/39 (a)	125,000	109,967
6.50%, 02/09/40	200,000	212,049
5.00%, 06/04/42	450,000	407,627
5.20%, 07/15/45 (a)	500,000	460,807
4.38%, 06/01/46 (a)	800,000	653,940
4.88%, 10/01/49 (a)	300,000	262,443
5.50%, 06/01/50 (a)	250,000	240,162
Kroger Co.
4.00%, 02/01/24 (a)	300,000	296,733
2.65%, 10/15/26 (a)	200,000	183,897
4.50%, 01/15/29 (a)	200,000	193,261
2.20%, 05/01/30 (a)	250,000	202,766
1.70%, 01/15/31 (a)	200,000	154,506
7.50%, 04/01/31	100,000	113,073
6.90%, 04/15/38	140,000	153,903
5.40%, 07/15/40 (a)	50,000	47,837
5.00%, 04/15/42 (a)	100,000	91,295
5.15%, 08/01/43 (a)	67,000	62,093
3.88%, 10/15/46 (a)	100,000	77,122
4.45%, 02/01/47 (a)	300,000	253,503
4.65%, 01/15/48 (a)	50,000	43,292
5.40%, 01/15/49 (a)	200,000	191,538
3.95%, 01/15/50 (a)	270,000	210,893
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	200,000	193,977
2.30%, 12/01/24 (a)	250,000	236,686
3.60%, 02/01/25 (a)	150,000	145,284
3.60%, 09/01/27 (a)	200,000	189,906
2.95%, 12/01/29 (a)	100,000	86,156
2.70%, 06/01/31 (a)	250,000	207,867
4.70%, 02/01/45 (a)	250,000	215,763
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	78,274
3.19%, 07/01/49 (a)	125,000	87,535
4.12%, 07/01/55	100,000	79,948
3.34%, 07/01/60 (a)	175,000	120,421
Mayo Clinic
3.77%, 11/15/43	100,000	82,314
4.13%, 11/15/52	150,000	126,763
3.20%, 11/15/61 (a)	150,000	99,998
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	150,000	145,264
0.90%, 02/15/26 (a)	150,000	131,993
3.40%, 08/15/27 (a)	250,000	233,470
2.50%, 04/15/30 (a)	200,000	167,199
4.20%, 08/15/47 (a)	150,000	123,253
McKesson Corp.
3.80%, 03/15/24 (a)	100,000	98,473
0.90%, 12/03/25 (a)	250,000	222,510
3.95%, 02/16/28 (a)	200,000	189,497
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	150,000	126,312
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	200,000	196,125
5.90%, 11/01/39	125,000	130,404
4.60%, 06/01/44 (a)	175,000	158,069
MedStar Health, Inc.
3.63%, 08/15/49	125,000	90,785
Medtronic, Inc.
4.38%, 03/15/35	550,000	522,323
4.63%, 03/15/45	550,000	513,139
Memorial Health Services
3.45%, 11/01/49 (a)	100,000	72,291
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	30,000	29,375
2.96%, 01/01/50 (a)	100,000	67,035
4.13%, 07/01/52	150,000	124,772
4.20%, 07/01/55	225,000	186,689
Merck & Co., Inc.
2.90%, 03/07/24 (a)	250,000	244,382
2.75%, 02/10/25 (a)	700,000	671,301
0.75%, 02/24/26 (a)	300,000	266,093
1.70%, 06/10/27 (a)	450,000	400,015
1.90%, 12/10/28 (a)	300,000	258,448
3.40%, 03/07/29 (a)	500,000	466,229
1.45%, 06/24/30 (a)	250,000	199,886
2.15%, 12/10/31 (a)	600,000	490,547
6.50%, 12/01/33 (f)	250,000	283,190
3.90%, 03/07/39 (a)	250,000	219,969
2.35%, 06/24/40 (a)	300,000	209,746
3.60%, 09/15/42 (a)	175,000	143,907
4.15%, 05/18/43	400,000	355,734
3.70%, 02/10/45 (a)	500,000	411,714
4.00%, 03/07/49 (a)	450,000	385,439
2.45%, 06/24/50 (a)	400,000	256,212
2.75%, 12/10/51 (a)	575,000	387,663
2.90%, 12/10/61 (a)	450,000	290,251
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	50,000	53,445
Methodist Hospital
2.71%, 12/01/50 (a)	175,000	109,905
MidMichigan Health
3.41%, 06/01/50 (a)	100,000	68,508
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	590,000	548,624
5.00%, 05/01/42	350,000	311,009
4.20%, 07/15/46 (a)	550,000	429,411
Mondelez International, Inc.
1.50%, 05/04/25 (a)	250,000	231,875
2.63%, 03/17/27 (a)	250,000	227,235
2.75%, 04/13/30 (a)	325,000	280,496
1.50%, 02/04/31 (a)	200,000	154,150
3.00%, 03/17/32 (a)	250,000	213,527
1.88%, 10/15/32 (a)	250,000	190,276
2.63%, 09/04/50 (a)	250,000	158,179
Montefiore Obligated Group
5.25%, 11/01/48	125,000	94,690
4.29%, 09/01/50	100,000	60,300
Mount Nittany Medical Center Obligated Group
3.80%, 11/15/52	75,000	56,880
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/48	100,000	81,316
3.74%, 07/01/49 (a)	150,000	112,174
3.39%, 07/01/50 (a)	125,000	84,648
MultiCare Health System
2.80%, 08/15/50 (a)	125,000	74,292
See financial notes
81Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mylan, Inc.
4.55%, 04/15/28 (a)	200,000	185,407
5.40%, 11/29/43 (a)	150,000	119,594
5.20%, 04/15/48 (a)	225,000	169,252
New York and Presbyterian Hospital
2.26%, 08/01/40 (a)	150,000	99,264
4.02%, 08/01/45	100,000	83,534
4.06%, 08/01/56	100,000	80,946
2.61%, 08/01/60 (a)	100,000	56,940
3.95%, 08/01/19 (a)	175,000	122,408
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	150,000	115,295
4.26%, 11/01/47 (a)	250,000	200,500
3.81%, 11/01/49 (a)	150,000	107,685
Northwestern Memorial Healthcare Obligated Group
2.63%, 07/15/51 (a)	125,000	79,690
Novant Health, Inc.
2.64%, 11/01/36 (a)	200,000	148,255
3.17%, 11/01/51 (a)	175,000	121,430
3.32%, 11/01/61 (a)	125,000	84,084
Novartis Capital Corp.
3.40%, 05/06/24	350,000	343,135
1.75%, 02/14/25 (a)	350,000	330,473
3.00%, 11/20/25 (a)	450,000	431,999
2.00%, 02/14/27 (a)	490,000	446,674
3.10%, 05/17/27 (a)	250,000	237,329
2.20%, 08/14/30 (a)	550,000	467,983
3.70%, 09/21/42	150,000	126,648
4.40%, 05/06/44	525,000	488,191
4.00%, 11/20/45 (a)	375,000	331,358
2.75%, 08/14/50 (a)	350,000	243,727
NYU Langone Hospitals
5.75%, 07/01/43	125,000	126,935
4.78%, 07/01/44	100,000	89,826
4.37%, 07/01/47 (a)	155,000	128,906
3.38%, 07/01/55 (a)	150,000	100,965
OhioHealth Corp.
2.30%, 11/15/31 (a)	150,000	120,569
2.83%, 11/15/41 (a)	50,000	35,606
3.04%, 11/15/50 (a)	150,000	104,965
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	100,000	79,327
3.33%, 10/01/50 (a)	100,000	69,642
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	150,000	134,769
4.79%, 11/15/48 (a)	75,000	62,321
3.22%, 11/15/50 (a)	150,000	98,120
PepsiCo, Inc.
3.60%, 03/01/24 (a)	250,000	247,061
2.25%, 03/19/25 (a)	550,000	523,534
2.75%, 04/30/25 (a)	300,000	287,420
3.50%, 07/17/25 (a)	200,000	195,487
2.38%, 10/06/26 (a)	300,000	279,749
2.63%, 03/19/27 (a)	250,000	232,439
3.00%, 10/15/27 (a)	500,000	470,041
3.60%, 02/18/28 (a)	300,000	288,339
2.63%, 07/29/29 (a)	400,000	353,777
2.75%, 03/19/30 (a)	500,000	442,942
1.63%, 05/01/30 (a)	225,000	183,752
1.40%, 02/25/31 (a)	200,000	157,763
1.95%, 10/21/31 (a)	400,000	323,219
3.50%, 03/19/40 (a)	200,000	166,637
4.00%, 03/05/42	250,000	220,706
3.60%, 08/13/42	295,000	247,573
4.45%, 04/14/46 (a)	450,000	429,595
3.45%, 10/06/46 (a)	400,000	322,042
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 05/02/47 (a)	150,000	131,337
3.38%, 07/29/49 (a)	250,000	199,181
2.88%, 10/15/49 (a)	250,000	179,881
3.63%, 03/19/50 (a)	300,000	247,800
3.88%, 03/19/60 (a)	250,000	216,487
PerkinElmer, Inc.
1.90%, 09/15/28 (a)	250,000	207,571
3.30%, 09/15/29 (a)	250,000	218,173
2.25%, 09/15/31 (a)	150,000	117,688
3.63%, 03/15/51 (a)	150,000	104,444
Pfizer, Inc.
2.95%, 03/15/24 (a)	268,000	262,051
3.40%, 05/15/24	250,000	245,439
0.80%, 05/28/25 (a)	350,000	320,456
2.75%, 06/03/26	400,000	377,537
3.00%, 12/15/26	550,000	521,782
3.60%, 09/15/28 (a)	300,000	287,820
3.45%, 03/15/29 (a)	500,000	471,628
2.63%, 04/01/30 (a)	300,000	263,647
1.70%, 05/28/30 (a)	250,000	205,956
1.75%, 08/18/31 (a)	300,000	241,659
4.00%, 12/15/36	250,000	228,829
4.10%, 09/15/38 (a)	200,000	181,673
3.90%, 03/15/39 (a)	300,000	264,996
7.20%, 03/15/39	650,000	789,478
2.55%, 05/28/40 (a)	300,000	218,057
5.60%, 09/15/40	200,000	210,055
4.30%, 06/15/43	150,000	137,944
4.40%, 05/15/44	350,000	325,846
4.13%, 12/15/46	200,000	177,320
4.20%, 09/15/48 (a)	300,000	268,659
4.00%, 03/15/49 (a)	250,000	217,129
2.70%, 05/28/50 (a)	250,000	170,697
Pharmacia LLC
6.60%, 12/01/28	200,000	220,509
Philip Morris International, Inc.
2.88%, 05/01/24 (a)	200,000	194,291
3.25%, 11/10/24	200,000	193,473
5.13%, 11/15/24	300,000	300,508
1.50%, 05/01/25 (a)	200,000	185,156
3.38%, 08/11/25 (a)	150,000	144,176
5.00%, 11/17/25	200,000	201,101
2.75%, 02/25/26 (a)	330,000	310,015
0.88%, 05/01/26 (a)	250,000	220,005
3.13%, 08/17/27 (a)	50,000	46,424
5.13%, 11/17/27 (a)	500,000	505,127
3.13%, 03/02/28 (a)	250,000	227,769
3.38%, 08/15/29 (a)	250,000	225,737
5.63%, 11/17/29 (a)	100,000	101,920
2.10%, 05/01/30 (a)	250,000	202,877
1.75%, 11/01/30 (a)	250,000	196,071
5.75%, 11/17/32 (a)	400,000	409,824
6.38%, 05/16/38	400,000	425,569
4.38%, 11/15/41	200,000	165,406
4.50%, 03/20/42	225,000	190,144
3.88%, 08/21/42	200,000	152,587
4.13%, 03/04/43	250,000	197,618
4.88%, 11/15/43	175,000	154,380
4.25%, 11/10/44	350,000	283,089
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	150,000	115,783
Presbyterian Healthcare Services
4.88%, 08/01/52 (a)	100,000	93,762
Procter & Gamble Co.
0.55%, 10/29/25	400,000	359,242
2.70%, 02/02/26	200,000	190,146
See financial notes
Schwab Fixed-Income ETFs | Annual Report82

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.00%, 04/23/26	250,000	224,291
2.45%, 11/03/26	350,000	324,648
2.80%, 03/25/27	200,000	187,861
2.85%, 08/11/27	200,000	187,480
3.00%, 03/25/30	500,000	456,559
1.20%, 10/29/30	250,000	196,644
1.95%, 04/23/31	400,000	335,037
5.80%, 08/15/34	125,000	136,528
3.55%, 03/25/40	350,000	301,506
3.50%, 10/25/47	200,000	163,205
3.60%, 03/25/50	150,000	125,125
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	300,000	253,276
3.74%, 10/01/47	112,000	86,975
3.93%, 10/01/48 (a)	100,000	78,785
2.70%, 10/01/51 (a)	150,000	88,836
Queen's Health Systems
4.81%, 07/01/52 (a)	100,000	93,013
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	300,000	289,575
3.45%, 06/01/26 (a)	100,000	95,697
4.20%, 06/30/29 (a)	100,000	95,720
2.95%, 06/30/30 (a)	300,000	260,042
2.80%, 06/30/31 (a)	150,000	125,923
4.70%, 03/30/45 (a)	100,000	84,563
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	400,000	310,306
2.80%, 09/15/50 (a)	250,000	156,454
Reynolds American, Inc.
4.45%, 06/12/25 (a)	750,000	734,563
5.70%, 08/15/35 (a)	300,000	272,181
7.25%, 06/15/37	125,000	128,929
6.15%, 09/15/43	175,000	157,336
5.85%, 08/15/45 (a)	475,000	407,329
Royalty Pharma PLC
1.20%, 09/02/25 (a)	300,000	268,852
1.75%, 09/02/27 (a)	300,000	255,014
2.20%, 09/02/30 (a)	300,000	235,047
2.15%, 09/02/31 (a)	200,000	151,395
3.30%, 09/02/40 (a)	300,000	210,034
3.55%, 09/02/50 (a)	150,000	96,913
3.35%, 09/02/51 (a)	250,000	154,954
Rush Obligated Group
3.92%, 11/15/29 (a)	150,000	136,052
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	175,000	142,179
3.48%, 07/01/49 (a)	50,000	36,745
Sanofi
3.63%, 06/19/28 (a)	275,000	262,981
Seattle Children's Hospital
2.72%, 10/01/50 (a)	75,000	47,593
Sharp HealthCare
2.68%, 08/01/50 (a)	100,000	62,006
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	900,000	846,765
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	196,782
Spectrum Health System Obligated Group
3.49%, 07/15/49 (a)	150,000	109,482
Stanford Health Care
3.80%, 11/15/48 (a)	250,000	199,184
3.03%, 08/15/51 (a)	100,000	67,290
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	200,000	162,819
3.75%, 03/15/51 (a)	150,000	107,623
Stryker Corp.
3.38%, 05/15/24 (a)	150,000	146,501
1.15%, 06/15/25 (a)	200,000	183,056
3.38%, 11/01/25 (a)	200,000	193,529
3.50%, 03/15/26 (a)	340,000	326,584
3.65%, 03/07/28 (a)	150,000	142,708
1.95%, 06/15/30 (a)	300,000	244,505
4.10%, 04/01/43 (a)	100,000	82,194
4.38%, 05/15/44 (a)	100,000	85,178
4.63%, 03/15/46 (a)	300,000	266,774
2.90%, 06/15/50 (a)	200,000	135,306
Summa Health
3.51%, 11/15/51 (a)	100,000	66,760
Sutter Health
1.32%, 08/15/25 (a)	250,000	227,452
2.29%, 08/15/30 (a)	200,000	161,910
3.16%, 08/15/40 (a)	100,000	74,884
4.09%, 08/15/48 (a)	100,000	81,248
3.36%, 08/15/50 (a)	200,000	140,199
Sysco Corp.
3.75%, 10/01/25 (a)	300,000	290,657
3.30%, 07/15/26 (a)	250,000	236,514
3.25%, 07/15/27 (a)	200,000	185,321
2.40%, 02/15/30 (a)	200,000	166,721
5.95%, 04/01/30 (a)	200,000	207,741
2.45%, 12/14/31 (a)	150,000	120,642
5.38%, 09/21/35	200,000	196,248
6.60%, 04/01/40 (a)	100,000	107,190
4.85%, 10/01/45 (a)	175,000	153,692
4.50%, 04/01/46 (a)	150,000	126,077
4.45%, 03/15/48 (a)	175,000	143,947
3.30%, 02/15/50 (a)	150,000	103,447
6.60%, 04/01/50 (a)	331,000	361,790
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28 (a)	500,000	496,742
2.05%, 03/31/30 (a)	550,000	449,803
3.03%, 07/09/40 (a)	450,000	330,469
3.18%, 07/09/50 (a)	400,000	273,973
3.38%, 07/09/60 (a)	300,000	202,420
Texas Health Resources
2.33%, 11/15/50 (a)	125,000	72,291
4.33%, 11/15/55	100,000	85,641
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24 (a)	750,000	704,107
1.75%, 10/15/28 (a)	200,000	169,822
2.60%, 10/01/29 (a)	260,000	229,501
2.00%, 10/15/31 (a)	350,000	283,594
4.95%, 11/21/32 (a)	200,000	203,775
2.80%, 10/15/41 (a)	350,000	258,396
5.30%, 02/01/44 (a)	98,000	98,729
4.10%, 08/15/47 (a)	235,000	205,481
Toledo Hospital
5.75%, 11/15/38 (a)	175,000	165,081
Trinity Health Corp.
4.13%, 12/01/45	225,000	189,458
3.43%, 12/01/48	100,000	76,206
Tyson Foods, Inc.
3.95%, 08/15/24 (a)	250,000	246,314
4.00%, 03/01/26 (a)	200,000	193,959
3.55%, 06/02/27 (a)	350,000	328,391
4.35%, 03/01/29 (a)	360,000	344,546
4.88%, 08/15/34 (a)	250,000	240,156
5.15%, 08/15/44 (a)	225,000	209,370
See financial notes
83Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.55%, 06/02/47 (a)	350,000	300,912
5.10%, 09/28/48 (a)	210,000	195,387
Unilever Capital Corp.
3.25%, 03/07/24 (a)	200,000	196,473
2.60%, 05/05/24 (a)	300,000	291,251
0.63%, 08/12/24 (a)	100,000	93,661
3.10%, 07/30/25	200,000	192,567
2.00%, 07/28/26	350,000	319,884
2.90%, 05/05/27 (a)	200,000	187,252
3.50%, 03/22/28 (a)	350,000	330,427
2.13%, 09/06/29 (a)	200,000	169,528
1.38%, 09/14/30 (a)	150,000	117,343
1.75%, 08/12/31 (a)	200,000	158,081
5.90%, 11/15/32	200,000	216,609
2.63%, 08/12/51 (a)	200,000	130,323
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	200,000	171,681
2.65%, 10/15/30 (a)	250,000	199,547
2.65%, 01/15/32 (a)	150,000	114,929
UPMC
3.60%, 04/03/25	100,000	96,658
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	600,000	561,186
5.25%, 06/15/46 (a)	250,000	189,702
Viatris, Inc.
1.65%, 06/22/25 (a)	250,000	226,597
2.30%, 06/22/27 (a)	250,000	214,084
2.70%, 06/22/30 (a)	400,000	314,029
3.85%, 06/22/40 (a)	450,000	301,750
4.00%, 06/22/50 (a)	550,000	341,893
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	64,643
Whirlpool Corp.
4.00%, 03/01/24	100,000	98,625
3.70%, 05/01/25	100,000	97,316
4.75%, 02/26/29 (a)	250,000	243,678
4.50%, 06/01/46 (a)	200,000	157,571
4.60%, 05/15/50 (a)	150,000	121,405
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	100,000	89,289
3.07%, 03/01/51 (a)	125,000	79,455
Wyeth LLC
6.50%, 02/01/34	200,000	227,014
6.00%, 02/15/36	250,000	267,958
5.95%, 04/01/37	550,000	594,635
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	150,000	89,102
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	350,000	338,036
3.05%, 01/15/26 (a)	250,000	236,118
2.60%, 11/24/31 (a)	250,000	202,588
4.45%, 08/15/45 (a)	149,000	118,429
Zoetis, Inc.
3.00%, 09/12/27 (a)	300,000	277,919
3.90%, 08/20/28 (a)	320,000	304,821
2.00%, 05/15/30 (a)	200,000	162,832
4.70%, 02/01/43 (a)	350,000	316,993
4.45%, 08/20/48 (a)	150,000	130,356
3.00%, 05/15/50 (a)	200,000	135,732
		240,831,865
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Energy 1.6%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	450,000	416,547
3.14%, 11/07/29 (a)	250,000	220,859
4.49%, 05/01/30 (a)	150,000	143,475
4.08%, 12/15/47 (a)	500,000	393,282
Baker Hughes Holdings LLC
2.06%, 12/15/26 (a)	100,000	89,780
5.13%, 09/15/40	150,000	139,600
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	180,000	178,162
5.95%, 06/01/26 (a)	150,000	152,410
4.45%, 07/15/27 (a)	250,000	238,094
3.40%, 02/15/31 (a)	350,000	294,022
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	300,000	294,775
3.41%, 02/11/26 (a)	250,000	240,427
3.12%, 05/04/26 (a)	300,000	284,843
3.02%, 01/16/27 (a)	300,000	280,111
3.54%, 04/06/27 (a)	150,000	142,818
3.59%, 04/14/27 (a)	250,000	238,522
3.94%, 09/21/28 (a)	350,000	335,017
4.23%, 11/06/28 (a)	600,000	581,826
3.63%, 04/06/30 (a)	200,000	183,789
1.75%, 08/10/30 (a)	200,000	159,824
2.72%, 01/12/32 (a)	550,000	460,896
3.06%, 06/17/41 (a)	400,000	298,419
3.00%, 02/24/50 (a)	575,000	389,978
2.77%, 11/10/50 (a)	400,000	256,269
2.94%, 06/04/51 (a)	750,000	496,016
3.00%, 03/17/52 (a)	400,000	266,756
3.38%, 02/08/61 (a)	400,000	276,387
BP Capital Markets PLC
3.28%, 09/19/27 (a)	450,000	423,422
3.72%, 11/28/28 (a)	250,000	237,128
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (a)	150,000	147,321
3.90%, 02/01/25 (a)	100,000	97,374
2.05%, 07/15/25 (a)	150,000	139,794
3.85%, 06/01/27 (a)	200,000	188,935
2.95%, 07/15/30 (a)	200,000	169,000
7.20%, 01/15/32	75,000	81,433
6.45%, 06/30/33	100,000	102,385
5.85%, 02/01/35	100,000	96,819
6.50%, 02/15/37	125,000	125,077
6.25%, 03/15/38	300,000	299,030
6.75%, 02/01/39	150,000	155,838
4.95%, 06/01/47 (a)	250,000	219,206
Cenovus Energy, Inc.
5.25%, 06/15/37 (a)	250,000	229,910
6.80%, 09/15/37	150,000	154,898
6.75%, 11/15/39	250,000	259,769
5.40%, 06/15/47 (a)	325,000	294,403
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	375,000	377,280
5.13%, 06/30/27 (a)	500,000	495,191
3.70%, 11/15/29 (a)	500,000	453,867
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	350,000	315,737
4.00%, 03/01/31 (a)	350,000	300,891
3.25%, 01/31/32 (a)	250,000	200,156
Chevron Corp.
2.90%, 03/03/24 (a)	300,000	293,509
1.55%, 05/11/25 (a)	950,000	884,572
3.33%, 11/17/25 (a)	50,000	48,415
See financial notes
Schwab Fixed-Income ETFs | Annual Report84

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 05/16/26 (a)	300,000	285,044
2.00%, 05/11/27 (a)	100,000	89,958
2.24%, 05/11/30 (a)	600,000	514,626
3.08%, 05/11/50 (a)	300,000	218,158
Chevron USA, Inc.
3.90%, 11/15/24 (a)	170,000	167,263
0.69%, 08/12/25 (a)	250,000	226,352
1.02%, 08/12/27 (a)	250,000	214,651
3.85%, 01/15/28 (a)	250,000	241,728
3.25%, 10/15/29 (a)	50,000	45,952
6.00%, 03/01/41 (a)	150,000	165,312
5.25%, 11/15/43 (a)	50,000	50,295
2.34%, 08/12/50 (a)	200,000	125,419
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	383,000	377,995
5.80%, 06/01/45 (a)	100,000	97,284
ConocoPhillips Co.
2.13%, 03/08/24 (a)	400,000	387,636
2.40%, 03/07/25 (a)	350,000	332,905
6.95%, 04/15/29	300,000	332,442
5.90%, 10/15/32	100,000	107,087
6.50%, 02/01/39	500,000	562,202
3.76%, 03/15/42 (a)	400,000	334,919
4.30%, 11/15/44 (a)	200,000	173,550
4.88%, 10/01/47 (a)	150,000	139,161
3.80%, 03/15/52 (a)	300,000	238,320
4.03%, 03/15/62 (a)	767,000	612,216
Continental Resources, Inc.
3.80%, 06/01/24 (a)	250,000	243,248
4.38%, 01/15/28 (a)	300,000	273,460
4.90%, 06/01/44 (a)	225,000	166,759
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	200,000	187,351
4.38%, 03/15/29 (a)	150,000	141,374
DCP Midstream Operating LP
5.38%, 07/15/25 (a)	250,000	247,828
5.63%, 07/15/27 (a)	200,000	199,270
5.13%, 05/15/29 (a)	200,000	193,352
8.13%, 08/16/30	150,000	168,161
3.25%, 02/15/32 (a)	200,000	165,178
Devon Energy Corp.
5.25%, 09/15/24 (a)(c)	125,000	125,179
5.85%, 12/15/25 (a)	150,000	152,944
5.25%, 10/15/27 (a)	150,000	149,378
5.88%, 06/15/28 (a)(c)	100,000	101,524
4.50%, 01/15/30 (a)	195,000	182,314
7.88%, 09/30/31	150,000	170,695
7.95%, 04/15/32	100,000	114,665
5.60%, 07/15/41 (a)	350,000	327,844
4.75%, 05/15/42 (a)	200,000	170,123
5.00%, 06/15/45 (a)	250,000	215,814
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	300,000	279,942
3.50%, 12/01/29 (a)	400,000	351,871
3.13%, 03/24/31 (a)	50,000	41,581
6.25%, 03/15/33 (a)	300,000	305,138
4.40%, 03/24/51 (a)	200,000	153,105
4.25%, 03/15/52 (a)	150,000	111,315
6.25%, 03/15/53 (a)	200,000	194,282
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	150,000	143,164
3.60%, 12/15/24 (a)	17,000	16,524
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	250,000	217,141
4.80%, 11/01/43 (a)(c)	125,000	108,431
4.60%, 12/15/44 (a)	150,000	123,944
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Enable Midstream Partners LP
4.95%, 05/15/28 (a)	250,000	240,542
4.15%, 09/15/29 (a)	200,000	180,849
5.00%, 05/15/44 (a)	75,000	61,497
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	150,000	152,613
7.50%, 04/15/38	100,000	110,329
5.50%, 09/15/40 (a)	200,000	187,856
7.38%, 10/15/45 (a)	150,000	168,351
Enbridge, Inc.
1.60%, 10/04/26 (a)	150,000	131,551
4.25%, 12/01/26 (a)	600,000	578,146
3.70%, 07/15/27 (a)	325,000	305,008
3.13%, 11/15/29 (a)	350,000	305,835
2.50%, 08/01/33 (a)	425,000	328,098
4.50%, 06/10/44 (a)	150,000	124,644
5.50%, 12/01/46 (a)	150,000	141,837
4.00%, 11/15/49 (a)	300,000	229,704
Energy Transfer LP
5.88%, 01/15/24 (a)	350,000	351,006
4.90%, 02/01/24 (a)	100,000	99,253
4.25%, 04/01/24 (a)	100,000	98,320
4.50%, 04/15/24 (a)	200,000	197,322
3.90%, 05/15/24 (a)	100,000	97,593
4.40%, 03/15/27 (a)	300,000	285,754
4.00%, 10/01/27 (a)	200,000	187,381
5.55%, 02/15/28 (a)	250,000	247,889
4.95%, 06/15/28 (a)	350,000	338,913
5.25%, 04/15/29 (a)	300,000	291,061
3.75%, 05/15/30 (a)	500,000	441,420
5.75%, 02/15/33 (a)	425,000	417,262
Energy Transfer Operating LP
4.05%, 03/15/25 (a)	200,000	193,932
2.90%, 05/15/25 (a)	300,000	282,909
4.75%, 01/15/26 (a)	350,000	341,922
4.20%, 04/15/27 (a)	250,000	236,374
5.50%, 06/01/27 (a)	350,000	348,149
4.90%, 03/15/35 (a)	150,000	133,910
6.63%, 10/15/36	125,000	126,223
7.50%, 07/01/38	100,000	106,968
6.05%, 06/01/41 (a)	200,000	189,880
6.50%, 02/01/42 (a)	250,000	247,932
5.15%, 02/01/43 (a)	150,000	125,291
5.95%, 10/01/43 (a)	148,000	136,957
5.15%, 03/15/45 (a)	300,000	250,056
6.13%, 12/15/45 (a)	300,000	278,963
5.30%, 04/15/47 (a)	250,000	209,647
6.00%, 06/15/48 (a)	300,000	271,421
6.25%, 04/15/49 (a)	500,000	466,966
5.00%, 05/15/50 (a)	550,000	444,208
Eni USA, Inc.
7.30%, 11/15/27	150,000	159,943
Enterprise Products Operating LLC
3.90%, 02/15/24 (a)	300,000	295,644
3.75%, 02/15/25 (a)	400,000	389,274
3.70%, 02/15/26 (a)	150,000	144,720
3.95%, 02/15/27 (a)	25,000	24,012
4.15%, 10/16/28 (a)	300,000	284,391
3.13%, 07/31/29 (a)	450,000	396,704
2.80%, 01/31/30 (a)	400,000	341,156
6.65%, 10/15/34	200,000	211,782
7.55%, 04/15/38	100,000	112,156
6.13%, 10/15/39	225,000	232,206
6.45%, 09/01/40	120,000	125,847
5.95%, 02/01/41	200,000	200,388
5.70%, 02/15/42	150,000	145,881
See financial notes
85Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 08/15/42 (a)	200,000	177,763
4.45%, 02/15/43 (a)	300,000	252,872
4.85%, 03/15/44 (a)	400,000	352,454
5.10%, 02/15/45 (a)	350,000	316,249
4.90%, 05/15/46 (a)	250,000	219,869
4.25%, 02/15/48 (a)	350,000	282,276
4.80%, 02/01/49 (a)	350,000	302,308
4.20%, 01/31/50 (a)	350,000	276,609
3.70%, 01/31/51 (a)	325,000	236,705
3.20%, 02/15/52 (a)	350,000	231,323
4.95%, 10/15/54 (a)	125,000	106,555
3.95%, 01/31/60 (a)	325,000	236,035
5.25%, 08/16/77 (a)(b)	300,000	246,018
5.38%, 02/15/78 (a)(b)	210,000	163,437
EOG Resources, Inc.
3.15%, 04/01/25 (a)	250,000	241,545
4.15%, 01/15/26 (a)	50,000	49,097
4.38%, 04/15/30 (a)	300,000	290,900
3.90%, 04/01/35 (a)	165,000	147,275
4.95%, 04/15/50 (a)	200,000	191,698
EQT Corp.
6.13%, 02/01/25 (a)(f)	300,000	301,112
3.90%, 10/01/27 (a)	400,000	370,057
5.70%, 04/01/28 (a)	200,000	199,150
7.50%, 02/01/30 (a)(f)	200,000	207,569
Exxon Mobil Corp.
3.18%, 03/15/24 (a)	250,000	245,294
2.02%, 08/16/24 (a)	325,000	311,580
2.71%, 03/06/25 (a)	500,000	478,538
2.99%, 03/19/25 (a)	800,000	771,505
3.04%, 03/01/26 (a)	500,000	477,786
2.28%, 08/16/26 (a)	300,000	278,030
3.29%, 03/19/27 (a)	300,000	288,396
2.44%, 08/16/29 (a)	250,000	219,123
3.48%, 03/19/30 (a)	650,000	606,623
2.61%, 10/15/30 (a)	600,000	524,702
3.00%, 08/16/39 (a)	250,000	192,553
4.23%, 03/19/40 (a)	550,000	495,855
3.57%, 03/06/45 (a)	300,000	236,530
4.11%, 03/01/46 (a)	750,000	641,241
3.10%, 08/16/49 (a)	450,000	323,835
4.33%, 03/19/50 (a)	775,000	685,225
3.45%, 04/15/51 (a)	650,000	492,393
Halliburton Co.
3.80%, 11/15/25 (a)	134,000	130,500
2.92%, 03/01/30 (a)	300,000	258,135
4.85%, 11/15/35 (a)	300,000	278,422
6.70%, 09/15/38	250,000	266,278
7.45%, 09/15/39	300,000	340,336
4.75%, 08/01/43 (a)	200,000	171,562
5.00%, 11/15/45 (a)	600,000	533,329
Helmerich and Payne, Inc.
2.90%, 09/29/31 (a)	200,000	162,462
Hess Corp.
3.50%, 07/15/24 (a)	100,000	97,139
4.30%, 04/01/27 (a)	200,000	191,565
7.88%, 10/01/29	150,000	167,405
7.30%, 08/15/31	163,000	177,796
7.13%, 03/15/33	150,000	162,322
6.00%, 01/15/40	200,000	197,659
5.60%, 02/15/41	375,000	355,128
5.80%, 04/01/47 (a)	150,000	144,108
HF Sinclair Corp.
5.88%, 04/01/26 (a)	260,000	261,207
4.50%, 10/01/30 (a)	125,000	109,919
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (a)	200,000	197,514
4.30%, 05/01/24 (a)	350,000	345,833
7.40%, 03/15/31	300,000	328,401
7.75%, 03/15/32	50,000	55,621
5.80%, 03/15/35	300,000	294,848
6.50%, 02/01/37	200,000	203,032
6.95%, 01/15/38	350,000	372,116
6.50%, 09/01/39	350,000	357,993
6.55%, 09/15/40	100,000	101,175
7.50%, 11/15/40	150,000	165,566
6.38%, 03/01/41	250,000	249,230
5.63%, 09/01/41	150,000	137,229
5.00%, 08/15/42 (a)	300,000	258,471
4.70%, 11/01/42 (a)	100,000	83,031
5.00%, 03/01/43 (a)	300,000	257,701
5.50%, 03/01/44 (a)	100,000	90,990
5.40%, 09/01/44 (a)	250,000	225,051
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	500,000	491,131
4.30%, 03/01/28 (a)	390,000	374,344
2.00%, 02/15/31 (a)	350,000	272,051
7.80%, 08/01/31	200,000	223,724
7.75%, 01/15/32	250,000	281,832
5.55%, 06/01/45 (a)	500,000	457,994
5.05%, 02/15/46 (a)	150,000	128,270
5.20%, 03/01/48 (a)	246,000	215,415
3.25%, 08/01/50 (a)	275,000	178,749
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	250,000	218,629
5.15%, 10/15/43 (a)	200,000	175,017
4.25%, 09/15/46 (a)	150,000	113,539
4.20%, 10/03/47 (a)	150,000	113,888
4.85%, 02/01/49 (a)	99,000	82,710
3.95%, 03/01/50 (a)	250,000	184,672
Marathon Oil Corp.
4.40%, 07/15/27 (a)	300,000	286,824
6.80%, 03/15/32	88,000	90,802
6.60%, 10/01/37	250,000	249,763
5.20%, 06/01/45 (a)	150,000	128,597
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	200,000	194,799
4.70%, 05/01/25 (a)	300,000	295,728
5.13%, 12/15/26 (a)	200,000	199,623
3.80%, 04/01/28 (a)	150,000	138,943
6.50%, 03/01/41 (a)	350,000	362,135
4.75%, 09/15/44 (a)	250,000	209,835
4.50%, 04/01/48 (a)	100,000	80,069
5.00%, 09/15/54 (a)	125,000	105,980
MPLX LP
4.88%, 12/01/24 (a)	475,000	471,180
4.00%, 02/15/25 (a)	150,000	145,546
4.88%, 06/01/25 (a)	350,000	346,223
1.75%, 03/01/26 (a)	450,000	401,866
4.13%, 03/01/27 (a)	400,000	379,000
4.25%, 12/01/27 (a)	246,000	232,741
4.00%, 03/15/28 (a)	275,000	256,651
4.80%, 02/15/29 (a)	250,000	239,591
2.65%, 08/15/30 (a)	500,000	406,458
4.50%, 04/15/38 (a)	500,000	421,430
5.20%, 03/01/47 (a)	300,000	255,826
5.20%, 12/01/47 (a)	150,000	128,890
4.70%, 04/15/48 (a)	400,000	319,324
5.50%, 02/15/49 (a)	425,000	377,069
4.95%, 03/14/52 (a)	400,000	328,517
4.90%, 04/15/58 (a)	200,000	157,623
See financial notes
Schwab Fixed-Income ETFs | Annual Report86

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Fuel Gas Co.
5.20%, 07/15/25 (a)	150,000	149,561
5.50%, 01/15/26 (a)	150,000	149,830
3.95%, 09/15/27 (a)	150,000	139,363
4.75%, 09/01/28 (a)	200,000	190,320
2.95%, 03/01/31 (a)	50,000	39,418
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	250,000	237,954
NOV, Inc.
3.60%, 12/01/29 (a)	150,000	132,220
3.95%, 12/01/42 (a)	300,000	210,055
ONEOK Partners LP
4.90%, 03/15/25 (a)	150,000	148,102
6.65%, 10/01/36	150,000	151,058
6.85%, 10/15/37	225,000	228,947
6.13%, 02/01/41 (a)	50,000	47,666
6.20%, 09/15/43 (a)	150,000	143,353
ONEOK, Inc.
2.75%, 09/01/24 (a)	150,000	143,856
2.20%, 09/15/25 (a)	150,000	137,940
5.85%, 01/15/26 (a)	200,000	203,090
4.00%, 07/13/27 (a)	200,000	188,602
4.55%, 07/15/28 (a)	275,000	260,459
4.35%, 03/15/29 (a)	300,000	278,790
3.40%, 09/01/29 (a)	250,000	216,496
3.10%, 03/15/30 (a)	200,000	168,210
6.35%, 01/15/31 (a)	200,000	204,478
6.00%, 06/15/35	100,000	97,321
4.95%, 07/13/47 (a)	225,000	183,484
5.20%, 07/15/48 (a)	300,000	252,145
4.45%, 09/01/49 (a)	200,000	150,619
4.50%, 03/15/50 (a)	50,000	37,626
7.15%, 01/15/51 (a)	100,000	103,083
Ovintiv Exploration, Inc.
5.38%, 01/01/26 (a)	300,000	297,772
Ovintiv, Inc.
7.20%, 11/01/31	100,000	105,576
7.38%, 11/01/31	200,000	215,193
6.50%, 08/15/34	100,000	101,564
6.63%, 08/15/37	100,000	101,092
6.50%, 02/01/38	200,000	199,087
Phillips 66
0.90%, 02/15/24 (a)	50,000	47,864
3.85%, 04/09/25 (a)	200,000	195,091
1.30%, 02/15/26 (a)	200,000	179,117
3.90%, 03/15/28 (a)	300,000	283,961
2.15%, 12/15/30 (a)	250,000	200,331
4.65%, 11/15/34 (a)	300,000	280,564
5.88%, 05/01/42	400,000	411,842
4.88%, 11/15/44 (a)	425,000	390,439
3.30%, 03/15/52 (a)	325,000	225,797
Phillips 66 Partners LP
3.61%, 02/15/25 (a)(c)	200,000	193,849
3.75%, 03/01/28 (a)	175,000	161,739
3.15%, 12/15/29 (a)(c)	150,000	131,295
4.68%, 02/15/45 (a)(c)	200,000	174,546
4.90%, 10/01/46 (a)(c)	175,000	155,754
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	300,000	267,655
1.90%, 08/15/30 (a)	300,000	236,038
2.15%, 01/15/31 (a)	250,000	198,527
Plains All American Pipeline LP
6.65%, 01/15/37	250,000	247,283
4.30%, 01/31/43 (a)	150,000	108,643
4.90%, 02/15/45 (a)	200,000	156,075
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (a)	300,000	294,059
4.50%, 12/15/26 (a)	260,000	250,193
3.55%, 12/15/29 (a)	150,000	130,486
3.80%, 09/15/30 (a)	200,000	174,331
5.15%, 06/01/42 (a)	150,000	122,312
4.70%, 06/15/44 (a)	100,000	75,980
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (a)	750,000	752,551
5.88%, 06/30/26 (a)	500,000	506,547
5.00%, 03/15/27 (a)	400,000	392,909
4.20%, 03/15/28 (a)	450,000	423,631
4.50%, 05/15/30 (a)	525,000	488,365
5.90%, 09/15/37 (a)(c)	150,000	149,959
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	200,000	183,591
Schlumberger Investment S.A.
2.65%, 06/26/30 (a)	225,000	193,322
Shell International Finance BV
2.00%, 11/07/24 (a)	300,000	285,477
3.25%, 05/11/25	900,000	872,982
2.88%, 05/10/26	500,000	471,548
2.50%, 09/12/26	200,000	185,814
3.88%, 11/13/28 (a)	600,000	578,314
2.38%, 11/07/29 (a)	475,000	411,359
2.75%, 04/06/30 (a)	500,000	440,080
4.13%, 05/11/35	500,000	463,525
6.38%, 12/15/38	950,000	1,050,180
3.63%, 08/21/42	150,000	121,159
4.55%, 08/12/43	375,000	339,695
4.38%, 05/11/45	400,000	351,387
4.00%, 05/10/46	725,000	599,165
3.75%, 09/12/46	400,000	316,883
3.13%, 11/07/49 (a)	500,000	354,043
3.25%, 04/06/50 (a)	600,000	436,207
3.00%, 11/26/51 (a)	200,000	136,447
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	300,000	298,155
3.50%, 03/15/25 (a)	200,000	192,570
5.95%, 09/25/43 (a)	200,000	194,515
4.50%, 03/15/45 (a)	100,000	82,575
Suncor Energy, Inc.
5.95%, 12/01/34	150,000	149,785
5.95%, 05/15/35	200,000	195,626
6.80%, 05/15/38	300,000	315,585
6.50%, 06/15/38	375,000	386,110
6.85%, 06/01/39	150,000	158,320
4.00%, 11/15/47 (a)	150,000	114,276
3.75%, 03/04/51 (a)	200,000	145,193
Sunoco Logistics Partners Operations LP
5.95%, 12/01/25 (a)	125,000	126,940
6.10%, 02/15/42	200,000	185,160
4.95%, 01/15/43 (a)	150,000	121,956
5.30%, 04/01/44 (a)	250,000	212,417
5.35%, 05/15/45 (a)	100,000	85,433
5.40%, 10/01/47 (a)	400,000	340,557
Targa Resources Corp.
5.20%, 07/01/27 (a)	225,000	221,242
4.20%, 02/01/33 (a)	200,000	172,385
4.95%, 04/15/52 (a)	200,000	159,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	450,000	454,982
5.50%, 03/01/30 (a)	200,000	188,856
4.88%, 02/01/31 (a)	350,000	316,550
4.00%, 01/15/32 (a)	400,000	336,662
See financial notes
87Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TC PipeLines LP
4.38%, 03/13/25 (a)	200,000	196,376
3.90%, 05/25/27 (a)	100,000	94,664
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	100,000	106,204
Tosco Corp.
8.13%, 02/15/30	100,000	117,254
TotalEnergies Capital International S.A.
3.70%, 01/15/24	200,000	197,411
3.75%, 04/10/24	400,000	395,136
2.43%, 01/10/25 (a)	200,000	191,089
3.46%, 02/19/29 (a)	356,000	330,987
2.83%, 01/10/30 (a)	375,000	331,855
2.99%, 06/29/41 (a)	275,000	205,602
3.46%, 07/12/49 (a)	300,000	226,124
3.13%, 05/29/50 (a)	700,000	497,762
3.39%, 06/29/60 (a)	250,000	176,042
TotalEnergies Capital S.A.
3.88%, 10/11/28	275,000	266,233
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (a)	150,000	139,016
4.88%, 01/15/26 (a)	350,000	348,682
4.25%, 05/15/28 (a)	575,000	546,594
4.10%, 04/15/30 (a)	150,000	137,628
2.50%, 10/12/31 (a)	150,000	119,499
4.63%, 03/01/34 (a)	400,000	365,985
6.20%, 10/15/37	300,000	306,779
4.75%, 05/15/38 (a)	200,000	178,335
7.25%, 08/15/38	125,000	139,100
7.63%, 01/15/39	400,000	459,159
6.10%, 06/01/40	250,000	251,952
5.00%, 10/16/43 (a)	200,000	178,027
4.88%, 05/15/48 (a)	350,000	307,291
5.10%, 03/15/49 (a)	300,000	273,923
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	266,996
4.00%, 03/15/28 (a)	150,000	141,272
3.25%, 05/15/30 (a)	250,000	217,614
5.40%, 08/15/41 (a)	125,000	119,135
4.45%, 08/01/42 (a)	100,000	84,811
4.60%, 03/15/48 (a)	200,000	167,642
Valero Energy Corp.
2.15%, 09/15/27 (a)	200,000	175,831
4.35%, 06/01/28 (a)	250,000	241,707
4.00%, 04/01/29 (a)	250,000	235,753
7.50%, 04/15/32	150,000	169,210
6.63%, 06/15/37	450,000	481,495
4.90%, 03/15/45 (d)	250,000	223,606
3.65%, 12/01/51 (a)	200,000	141,999
4.00%, 06/01/52 (a)	150,000	113,228
Valero Energy Partners LP
4.50%, 03/15/28 (a)	200,000	194,436
Williams Cos., Inc.
4.30%, 03/04/24 (a)	250,000	246,939
4.55%, 06/24/24 (a)	350,000	346,314
3.90%, 01/15/25 (a)	237,000	231,107
4.00%, 09/15/25 (a)	250,000	243,121
3.75%, 06/15/27 (a)	500,000	471,551
3.50%, 11/15/30 (a)	350,000	307,217
7.50%, 01/15/31	50,000	55,077
8.75%, 03/15/32	250,000	298,353
6.30%, 04/15/40	400,000	410,645
5.80%, 11/15/43 (a)	150,000	143,371
5.75%, 06/24/44 (a)	200,000	191,457
4.90%, 01/15/45 (a)	225,000	192,253
5.10%, 09/15/45 (a)	350,000	306,983
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 03/01/48 (a)	300,000	255,952
3.50%, 10/15/51 (a)	250,000	171,776
5.30%, 08/15/52 (a)	225,000	203,056
		111,606,898
Industrial Other 0.1%
Boston University
4.06%, 10/01/48 (a)	180,000	149,018
California Institute of Technology
4.32%, 08/01/45	100,000	87,637
4.70%, 11/01/11	100,000	83,895
3.65%, 09/01/19 (a)	200,000	129,255
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	300,000	289,397
Duke University
2.68%, 10/01/44	200,000	145,355
2.76%, 10/01/50	100,000	67,651
2.83%, 10/01/55	200,000	135,932
Emory University
2.14%, 09/01/30 (a)	200,000	165,450
2.97%, 09/01/50 (a)	150,000	101,168
George Washington University
4.30%, 09/15/44	125,000	106,142
4.87%, 09/15/45	150,000	138,540
4.13%, 09/15/48 (a)	200,000	167,492
Georgetown University
4.32%, 04/01/49 (a)	101,000	84,369
2.94%, 04/01/50	125,000	80,980
5.22%, 10/01/18 (a)	100,000	87,972
Howard University
5.21%, 10/01/52 (a)	50,000	39,459
Johns Hopkins University
4.08%, 07/01/53	200,000	168,717
2.81%, 01/01/60 (a)	150,000	94,526
Leland Stanford Junior University
3.65%, 05/01/48 (a)	200,000	167,439
2.41%, 06/01/50 (a)	250,000	159,806
Massachusetts Institute of Technology
3.96%, 07/01/38	50,000	45,476
2.99%, 07/01/50 (a)	200,000	146,854
2.29%, 07/01/51 (a)	150,000	92,988
5.60%, 07/01/11	240,000	252,985
4.68%, 07/01/14	150,000	130,945
3.89%, 07/01/16	150,000	108,961
Northeastern University
2.89%, 10/01/50	100,000	66,111
Northwestern University
4.64%, 12/01/44	200,000	191,895
2.64%, 12/01/50 (a)	100,000	65,952
3.66%, 12/01/57 (a)	100,000	77,579
President and Fellows of Harvard College
4.88%, 10/15/40	50,000	49,819
3.15%, 07/15/46 (a)	207,000	158,961
2.52%, 10/15/50 (a)	200,000	131,063
3.75%, 11/15/52 (a)	150,000	125,686
3.30%, 07/15/56 (a)	150,000	112,683
Quanta Services, Inc.
2.90%, 10/01/30 (a)	200,000	165,347
2.35%, 01/15/32 (a)	200,000	152,428
3.05%, 10/01/41 (a)	200,000	131,384
The American University
3.67%, 04/01/49	200,000	155,681
Thomas Jefferson University
3.85%, 11/01/57 (a)	150,000	109,157
See financial notes
Schwab Fixed-Income ETFs | Annual Report88

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trustees of Boston College
3.13%, 07/01/52	150,000	105,690
Trustees of Princeton University
5.70%, 03/01/39	225,000	244,079
2.52%, 07/01/50 (a)	200,000	135,616
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	100,000	63,515
4.67%, 09/01/12	100,000	85,189
3.61%, 02/15/19 (a)	100,000	66,791
University of Chicago
2.76%, 04/01/45 (a)	150,000	113,487
2.55%, 04/01/50 (a)	200,000	134,955
4.00%, 10/01/53 (a)	125,000	105,947
University of Notre Dame du Lac
3.44%, 02/15/45	150,000	120,046
3.39%, 02/15/48 (a)	149,000	115,315
University of Southern California
3.03%, 10/01/39	300,000	236,278
3.84%, 10/01/47 (a)	150,000	124,892
5.25%, 10/01/11	100,000	98,298
3.23%, 10/01/20 (a)	125,000	74,272
William Marsh Rice University
3.57%, 05/15/45	200,000	165,495
3.77%, 05/15/55	100,000	80,887
Yale University
0.87%, 04/15/25 (a)	125,000	115,125
1.48%, 04/15/30 (a)	200,000	160,364
2.40%, 04/15/50 (a)	200,000	130,281
		7,598,677
Technology 2.4%
Adobe, Inc.
1.90%, 02/01/25 (a)	150,000	141,802
3.25%, 02/01/25 (a)	230,000	223,619
2.15%, 02/01/27 (a)	275,000	250,806
2.30%, 02/01/30 (a)	400,000	341,682
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	150,000	139,969
4.39%, 06/01/52 (a)	150,000	133,174
Alphabet, Inc.
3.38%, 02/25/24	250,000	250,595
0.45%, 08/15/25 (a)	100,000	90,204
2.00%, 08/15/26 (a)	500,000	460,355
0.80%, 08/15/27 (a)	300,000	257,653
1.10%, 08/15/30 (a)	700,000	550,849
1.90%, 08/15/40 (a)	550,000	364,823
2.05%, 08/15/50 (a)	750,000	445,280
2.25%, 08/15/60 (a)	525,000	299,184
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	203,693
Analog Devices, Inc.
2.95%, 04/01/25 (a)	150,000	144,262
3.50%, 12/05/26 (a)	200,000	190,988
3.45%, 06/15/27 (a)(c)	200,000	188,633
1.70%, 10/01/28 (a)	200,000	169,725
2.10%, 10/01/31 (a)	350,000	283,507
2.80%, 10/01/41 (a)	300,000	221,204
2.95%, 10/01/51 (a)	250,000	169,063
Apple Inc.
3.00%, 02/09/24 (a)	350,000	343,360
3.45%, 05/06/24	500,000	491,755
2.85%, 05/11/24 (a)	450,000	438,418
1.80%, 09/11/24 (a)	250,000	238,298
2.75%, 01/13/25 (a)	400,000	385,519
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 02/09/25	300,000	287,001
1.13%, 05/11/25 (a)	500,000	460,846
3.20%, 05/13/25	600,000	580,142
0.55%, 08/20/25 (a)	400,000	361,001
0.70%, 02/08/26 (a)	750,000	667,166
3.25%, 02/23/26 (a)	950,000	913,983
2.45%, 08/04/26 (a)	600,000	557,540
2.05%, 09/11/26 (a)	550,000	502,886
3.35%, 02/09/27 (a)	675,000	646,823
3.20%, 05/11/27 (a)	500,000	475,274
3.00%, 06/20/27 (a)	300,000	282,977
2.90%, 09/12/27 (a)	550,000	514,236
3.00%, 11/13/27 (a)	450,000	420,897
1.20%, 02/08/28 (a)	750,000	637,594
1.40%, 08/05/28 (a)	650,000	551,500
3.25%, 08/08/29 (a)	300,000	278,382
2.20%, 09/11/29 (a)	550,000	475,754
1.65%, 05/11/30 (a)	550,000	451,351
1.25%, 08/20/30 (a)	400,000	315,392
1.65%, 02/08/31 (a)	800,000	644,912
1.70%, 08/05/31 (a)	350,000	280,124
3.35%, 08/08/32 (a)	450,000	409,204
4.50%, 02/23/36 (a)	300,000	297,675
2.38%, 02/08/41 (a)	450,000	318,418
3.85%, 05/04/43	800,000	695,322
4.45%, 05/06/44	230,000	218,191
3.45%, 02/09/45	600,000	482,826
4.38%, 05/13/45	700,000	647,083
4.65%, 02/23/46 (a)	850,000	808,482
3.85%, 08/04/46 (a)	538,000	458,672
4.25%, 02/09/47 (a)	400,000	369,960
3.75%, 09/12/47 (a)	350,000	292,421
3.75%, 11/13/47 (a)	419,000	350,165
2.95%, 09/11/49 (a)	500,000	357,070
2.65%, 05/11/50 (a)	750,000	498,385
2.40%, 08/20/50 (a)	600,000	379,317
2.65%, 02/08/51 (a)	350,000	233,502
2.70%, 08/05/51 (a)	500,000	334,263
3.95%, 08/08/52 (a)	500,000	426,794
2.55%, 08/20/60 (a)	650,000	398,779
2.80%, 02/08/61 (a)	450,000	288,901
2.85%, 08/05/61 (a)	450,000	293,330
Applied Materials, Inc.
3.90%, 10/01/25 (a)	250,000	244,905
3.30%, 04/01/27 (a)	400,000	380,532
1.75%, 06/01/30 (a)	250,000	204,107
5.10%, 10/01/35 (a)	100,000	101,237
5.85%, 06/15/41	150,000	164,488
4.35%, 04/01/47 (a)	100,000	90,497
2.75%, 06/01/50 (a)	325,000	222,889
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	300,000	289,021
4.00%, 04/01/25 (a)	50,000	48,302
3.88%, 01/12/28 (a)	225,000	205,169
Autodesk, Inc.
4.38%, 06/15/25 (a)	200,000	198,030
2.85%, 01/15/30 (a)	50,000	43,059
2.40%, 12/15/31 (a)	375,000	300,971
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	242,612
1.70%, 05/15/28 (a)	350,000	304,344
1.25%, 09/01/30 (a)	350,000	273,619
Avnet, Inc.
4.63%, 04/15/26 (a)	200,000	192,799
5.50%, 06/01/32 (a)	150,000	138,681
See financial notes
89Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baidu, Inc.
4.38%, 05/14/24 (a)	250,000	246,025
3.08%, 04/07/25 (a)	200,000	188,623
1.72%, 04/09/26 (a)	200,000	177,281
3.63%, 07/06/27	200,000	184,482
4.38%, 03/29/28 (a)	200,000	188,895
4.88%, 11/14/28 (a)	200,000	192,152
2.38%, 10/09/30 (a)	200,000	159,388
2.38%, 08/23/31 (a)	200,000	156,303
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	300,000	295,077
3.13%, 01/15/25 (a)	100,000	96,183
3.88%, 01/15/27 (a)	900,000	852,960
3.50%, 01/15/28 (a)	250,000	228,209
Broadcom, Inc.
3.63%, 10/15/24 (a)	200,000	195,002
3.15%, 11/15/25 (a)	250,000	237,104
3.46%, 09/15/26 (a)	204,000	192,305
1.95%, 02/15/28 (a)(c)	300,000	253,969
4.11%, 09/15/28 (a)	400,000	373,616
4.75%, 04/15/29 (a)	300,000	286,523
5.00%, 04/15/30 (a)	150,000	142,327
4.15%, 11/15/30 (a)	593,000	532,357
2.45%, 02/15/31 (a)(c)	700,000	552,118
4.30%, 11/15/32 (a)	675,000	596,914
2.60%, 02/15/33 (a)(c)	600,000	450,557
3.42%, 04/15/33 (a)(c)	600,000	482,460
3.47%, 04/15/34 (a)(c)	850,000	675,492
3.14%, 11/15/35 (a)(c)	1,006,000	739,992
3.19%, 11/15/36 (a)(c)	707,000	511,076
4.93%, 05/15/37 (a)(c)	655,000	572,636
3.50%, 02/15/41 (a)(c)	950,000	680,611
3.75%, 02/15/51 (a)(c)	500,000	349,334
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	150,000	140,715
2.90%, 12/01/29 (a)	250,000	211,997
2.60%, 05/01/31 (a)	250,000	204,068
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	150,000	148,789
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	175,000	174,548
4.13%, 05/01/25 (a)	200,000	195,111
2.67%, 12/01/26 (a)	275,000	244,747
4.25%, 04/01/28 (a)	150,000	138,250
3.28%, 12/01/28 (a)	150,000	128,918
3.25%, 02/15/29 (a)	200,000	170,798
3.57%, 12/01/31 (a)	250,000	206,878
CGI, Inc.
1.45%, 09/14/26 (a)	200,000	177,024
2.30%, 09/14/31 (a)	150,000	113,756
Cisco Systems, Inc.
3.63%, 03/04/24	225,000	221,912
3.50%, 06/15/25	50,000	48,710
2.95%, 02/28/26	150,000	143,380
2.50%, 09/20/26 (a)	450,000	419,925
5.90%, 02/15/39	500,000	540,425
5.50%, 01/15/40	700,000	731,072
Corning, Inc.
5.75%, 08/15/40	150,000	149,835
4.75%, 03/15/42	50,000	44,566
5.35%, 11/15/48 (a)	150,000	141,949
3.90%, 11/15/49 (a)	150,000	110,072
4.38%, 11/15/57 (a)	200,000	155,852
5.85%, 11/15/68 (a)	100,000	92,600
5.45%, 11/15/79 (a)	350,000	304,240
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	250,000	245,565
5.85%, 07/15/25 (a)	200,000	202,676
6.02%, 06/15/26 (a)	1,200,000	1,226,195
4.90%, 10/01/26 (a)	500,000	493,032
6.10%, 07/15/27 (a)	200,000	205,902
5.30%, 10/01/29 (a)	550,000	537,965
6.20%, 07/15/30 (a)	300,000	306,163
8.10%, 07/15/36 (a)	301,000	338,025
3.38%, 12/15/41 (a)(c)	250,000	168,319
8.35%, 07/15/46 (a)	256,000	294,226
3.45%, 12/15/51 (a)(c)	400,000	247,938
Dell, Inc.
7.10%, 04/15/28	50,000	53,783
DXC Technology Co.
1.80%, 09/15/26 (a)	250,000	217,967
2.38%, 09/15/28 (a)	200,000	168,530
Equifax, Inc.
2.60%, 12/01/24 (a)	200,000	190,960
2.60%, 12/15/25 (a)	150,000	139,816
3.10%, 05/15/30 (a)	200,000	168,822
2.35%, 09/15/31 (a)	250,000	194,295
Equinix, Inc.
2.63%, 11/18/24 (a)	200,000	190,696
1.00%, 09/15/25 (a)	250,000	223,629
1.45%, 05/15/26 (a)	200,000	175,993
2.90%, 11/18/26 (a)	100,000	91,545
1.80%, 07/15/27 (a)	150,000	128,688
1.55%, 03/15/28 (a)	250,000	207,263
3.20%, 11/18/29 (a)	400,000	348,874
2.15%, 07/15/30 (a)	300,000	239,657
2.50%, 05/15/31 (a)	350,000	281,293
3.90%, 04/15/32 (a)	350,000	310,599
3.00%, 07/15/50 (a)	175,000	110,986
2.95%, 09/15/51 (a)	175,000	109,633
3.40%, 02/15/52 (a)	100,000	68,735
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	150,000	136,699
3.45%, 03/01/32 (a)	100,000	84,589
Fidelity National Information Services, Inc.
0.60%, 03/01/24	200,000	189,435
4.50%, 07/15/25	250,000	245,579
1.15%, 03/01/26 (a)	350,000	307,477
1.65%, 03/01/28 (a)	250,000	208,277
3.75%, 05/21/29 (a)	50,000	45,709
2.25%, 03/01/31 (a)	450,000	354,593
5.10%, 07/15/32 (a)	225,000	217,344
3.10%, 03/01/41 (a)	250,000	173,245
4.50%, 08/15/46 (a)	100,000	78,564
5.63%, 07/15/52 (a)	100,000	92,858
Fiserv, Inc.
2.75%, 07/01/24 (a)	600,000	579,016
3.85%, 06/01/25 (a)	250,000	242,901
3.20%, 07/01/26 (a)	650,000	609,683
2.25%, 06/01/27 (a)	200,000	178,717
4.20%, 10/01/28 (a)	300,000	284,322
3.50%, 07/01/29 (a)	750,000	676,428
2.65%, 06/01/30 (a)	200,000	168,046
4.40%, 07/01/49 (a)	525,000	427,440
Flex Ltd.
4.75%, 06/15/25 (a)	150,000	147,231
3.75%, 02/01/26 (a)	200,000	188,635
4.88%, 06/15/29 (a)	250,000	235,737
4.88%, 05/12/30 (a)	200,000	187,623
Fortinet, Inc.
1.00%, 03/15/26 (a)	200,000	175,354
See financial notes
Schwab Fixed-Income ETFs | Annual Report90

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Genpact Luxembourg Sarl
3.38%, 12/01/24 (a)	250,000	239,288
Global Payments, Inc.
1.50%, 11/15/24 (a)	200,000	186,490
2.65%, 02/15/25 (a)	200,000	188,512
1.20%, 03/01/26 (a)	400,000	349,073
2.15%, 01/15/27 (a)	350,000	306,079
4.45%, 06/01/28 (a)	150,000	139,776
3.20%, 08/15/29 (a)	400,000	342,121
5.30%, 08/15/29 (a)	150,000	145,789
2.90%, 05/15/30 (a)	275,000	226,058
2.90%, 11/15/31 (a)	250,000	197,754
5.40%, 08/15/32 (a)	225,000	214,862
4.15%, 08/15/49 (a)	200,000	143,270
5.95%, 08/15/52 (a)	225,000	204,751
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (a)	200,000	191,083
4.90%, 10/15/25 (a)	600,000	594,645
1.75%, 04/01/26 (a)	350,000	314,893
6.20%, 10/15/35 (a)	250,000	258,103
6.35%, 10/15/45 (a)	425,000	425,697
HP, Inc.
2.20%, 06/17/25 (a)	500,000	468,660
1.45%, 06/17/26 (a)	200,000	175,599
3.00%, 06/17/27 (a)	300,000	274,505
4.00%, 04/15/29 (a)	300,000	274,986
3.40%, 06/17/30 (a)	300,000	254,474
2.65%, 06/17/31 (a)	250,000	195,207
4.20%, 04/15/32 (a)	300,000	258,026
5.50%, 01/15/33 (a)	350,000	329,727
6.00%, 09/15/41	350,000	335,832
Intel Corp.
2.88%, 05/11/24 (a)	200,000	194,847
3.40%, 03/25/25 (a)(d)	600,000	584,372
3.70%, 07/29/25 (a)	650,000	634,797
2.60%, 05/19/26 (a)	250,000	233,553
3.75%, 03/25/27 (a)	250,000	241,695
3.15%, 05/11/27 (a)	400,000	376,823
1.60%, 08/12/28 (a)	300,000	255,196
4.00%, 08/05/29 (a)	250,000	238,693
2.45%, 11/15/29 (a)	700,000	601,172
3.90%, 03/25/30 (a)	450,000	422,563
2.00%, 08/12/31 (a)	400,000	317,880
4.15%, 08/05/32 (a)	375,000	351,056
4.00%, 12/15/32	100,000	92,664
4.60%, 03/25/40 (a)	250,000	227,489
2.80%, 08/12/41 (a)	250,000	174,484
4.80%, 10/01/41	200,000	185,093
4.25%, 12/15/42	150,000	128,418
4.90%, 07/29/45 (a)	200,000	187,806
4.10%, 05/19/46 (a)	250,000	203,817
4.10%, 05/11/47 (a)	325,000	264,106
3.73%, 12/08/47 (a)	400,000	301,415
3.25%, 11/15/49 (a)	600,000	409,583
4.75%, 03/25/50 (a)	650,000	566,900
3.05%, 08/12/51 (a)	350,000	228,333
4.90%, 08/05/52 (a)	475,000	422,701
3.10%, 02/15/60 (a)	375,000	233,988
4.95%, 03/25/60 (a)(d)	300,000	268,205
3.20%, 08/12/61 (a)	250,000	158,326
5.05%, 08/05/62 (a)	200,000	176,749
International Business Machines Corp.
3.63%, 02/12/24	400,000	394,069
3.00%, 05/15/24	750,000	730,240
4.00%, 07/27/25	300,000	294,990
7.00%, 10/30/25	150,000	159,186
3.45%, 02/19/26	500,000	480,683
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.30%, 05/15/26	900,000	857,352
3.30%, 01/27/27	350,000	330,052
2.20%, 02/09/27 (a)	200,000	180,112
1.70%, 05/15/27 (a)	100,000	87,946
4.15%, 07/27/27 (a)	300,000	292,827
3.50%, 05/15/29	1,000,000	919,711
1.95%, 05/15/30 (a)	500,000	407,994
2.72%, 02/09/32 (a)	150,000	126,026
5.88%, 11/29/32	300,000	320,638
4.15%, 05/15/39	650,000	561,118
2.85%, 05/15/40 (a)	300,000	217,701
4.00%, 06/20/42	375,000	311,864
4.70%, 02/19/46	200,000	177,910
4.25%, 05/15/49	950,000	790,220
2.95%, 05/15/50 (a)	300,000	196,799
3.43%, 02/09/52 (a)	100,000	70,760
7.13%, 12/01/96	100,000	124,418
Intuit, Inc.
0.95%, 07/15/25 (a)	150,000	136,663
1.35%, 07/15/27 (a)	200,000	173,448
1.65%, 07/15/30 (a)	150,000	120,933
Jabil, Inc.
3.95%, 01/12/28 (a)	350,000	326,668
3.60%, 01/15/30 (a)	100,000	87,932
3.00%, 01/15/31 (a)	300,000	249,105
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	150,000	134,286
3.75%, 08/15/29 (a)	200,000	178,561
2.00%, 12/10/30 (a)	150,000	114,463
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	100,000	98,794
4.60%, 04/06/27 (a)	250,000	244,845
3.00%, 10/30/29 (a)	200,000	173,873
KLA Corp.
4.65%, 11/01/24 (a)	500,000	499,353
4.10%, 03/15/29 (a)	174,000	168,480
4.65%, 07/15/32 (a)	300,000	294,416
5.00%, 03/15/49 (a)	150,000	140,783
3.30%, 03/01/50 (a)	250,000	181,934
5.25%, 07/15/62 (a)	250,000	241,775
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	250,000	207,186
2.70%, 10/15/28 (a)	100,000	75,436
3.15%, 10/15/31 (a)	150,000	100,802
4.10%, 10/15/41 (a)	200,000	119,190
Lam Research Corp.
3.80%, 03/15/25 (a)	150,000	146,914
3.75%, 03/15/26 (a)	150,000	145,634
4.00%, 03/15/29 (a)	300,000	285,948
1.90%, 06/15/30 (a)	250,000	203,816
4.88%, 03/15/49 (a)	245,000	234,358
2.88%, 06/15/50 (a)	300,000	203,244
3.13%, 06/15/60 (a)	100,000	66,205
Leidos, Inc.
3.63%, 05/15/25 (a)	150,000	144,410
4.38%, 05/15/30 (a)	300,000	271,258
2.30%, 02/15/31 (a)	250,000	191,877
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	150,000	133,012
2.45%, 04/15/28 (a)	250,000	210,826
4.88%, 06/22/28 (a)	164,000	156,195
2.95%, 04/15/31 (a)	150,000	120,742
Mastercard, Inc.
3.38%, 04/01/24	250,000	245,567
2.00%, 03/03/25 (a)	200,000	189,582
2.95%, 11/21/26 (a)	200,000	188,955
See financial notes
91Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.30%, 03/26/27 (a)	300,000	286,327
2.95%, 06/01/29 (a)	350,000	316,758
3.35%, 03/26/30 (a)	500,000	458,690
2.00%, 11/18/31 (a)	250,000	201,794
3.80%, 11/21/46 (a)	125,000	105,119
3.95%, 02/26/48 (a)	100,000	85,806
3.65%, 06/01/49 (a)	300,000	244,916
3.85%, 03/26/50 (a)	450,000	377,665
2.95%, 03/15/51 (a)	250,000	178,230
Microchip Technology, Inc.
0.97%, 02/15/24	400,000	380,360
0.98%, 09/01/24	300,000	278,333
4.25%, 09/01/25 (a)	300,000	291,459
Micron Technology, Inc.
4.98%, 02/06/26 (a)	50,000	49,317
4.19%, 02/15/27 (a)	200,000	190,285
5.33%, 02/06/29 (a)	300,000	288,299
4.66%, 02/15/30 (a)	350,000	317,800
2.70%, 04/15/32 (a)	350,000	262,905
3.37%, 11/01/41 (a)	250,000	167,607
Microsoft Corp.
2.88%, 02/06/24 (a)	567,000	556,425
2.70%, 02/12/25 (a)	550,000	529,158
3.13%, 11/03/25 (a)	900,000	869,843
2.40%, 08/08/26 (a)	1,250,000	1,166,956
3.30%, 02/06/27 (a)	1,225,000	1,182,042
3.50%, 02/12/35 (a)	525,000	476,604
4.20%, 11/03/35 (a)	150,000	145,439
3.45%, 08/08/36 (a)	450,000	399,704
4.10%, 02/06/37 (a)	375,000	355,815
3.50%, 11/15/42	50,000	42,070
3.75%, 02/12/45 (a)	75,000	65,964
4.45%, 11/03/45 (a)	200,000	189,764
3.70%, 08/08/46 (a)	550,000	470,882
4.25%, 02/06/47 (a)	300,000	282,720
2.53%, 06/01/50 (a)	1,825,000	1,215,558
2.92%, 03/17/52 (a)	1,794,000	1,279,721
4.00%, 02/12/55 (a)	200,000	176,558
3.95%, 08/08/56 (a)	200,000	171,183
4.50%, 02/06/57 (a)	250,000	238,448
2.68%, 06/01/60 (a)	1,035,000	669,439
3.04%, 03/17/62 (a)	491,000	342,016
Moody's Corp.
4.88%, 02/15/24 (a)	100,000	99,716
3.75%, 03/24/25 (a)	250,000	243,467
3.25%, 01/15/28 (a)	100,000	92,547
4.25%, 02/01/29 (a)	200,000	192,069
2.00%, 08/19/31 (a)	200,000	158,879
4.25%, 08/08/32 (a)	150,000	140,701
2.75%, 08/19/41 (a)	200,000	140,021
5.25%, 07/15/44	100,000	96,487
4.88%, 12/17/48 (a)	50,000	45,325
3.25%, 05/20/50 (a)	50,000	34,589
3.75%, 02/25/52 (a)	100,000	77,179
2.55%, 08/18/60 (a)	150,000	84,700
3.10%, 11/29/61 (a)	150,000	94,953
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	200,000	194,397
4.60%, 05/23/29 (a)	250,000	237,962
2.30%, 11/15/30 (a)	300,000	235,615
2.75%, 05/24/31 (a)	250,000	199,924
5.60%, 06/01/32 (a)	200,000	195,520
5.50%, 09/01/44	100,000	90,705
NetApp, Inc.
3.30%, 09/29/24 (a)	50,000	48,445
1.88%, 06/22/25 (a)	250,000	230,561
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 06/22/27 (a)	175,000	155,903
2.70%, 06/22/30 (a)	250,000	205,581
NVIDIA Corp.
0.58%, 06/14/24 (a)	250,000	235,974
3.20%, 09/16/26 (a)	400,000	380,690
2.85%, 04/01/30 (a)	500,000	437,403
2.00%, 06/15/31 (a)	450,000	361,830
3.50%, 04/01/40 (a)	375,000	304,213
3.50%, 04/01/50 (a)	550,000	416,431
3.70%, 04/01/60 (a)	150,000	111,974
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)	250,000	248,107
5.35%, 03/01/26 (a)	200,000	198,660
5.55%, 12/01/28 (a)	250,000	251,059
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	200,000	188,439
3.88%, 06/18/26 (a)	250,000	238,228
3.15%, 05/01/27 (a)	300,000	273,863
4.30%, 06/18/29 (a)	350,000	324,717
3.40%, 05/01/30 (a)	450,000	389,159
2.65%, 02/15/32 (a)	300,000	235,119
3.25%, 05/11/41 (a)	250,000	174,803
3.25%, 11/30/51 (a)	350,000	219,490
Oracle Corp.
3.40%, 07/08/24 (a)	400,000	390,228
2.95%, 11/15/24 (a)	570,000	548,902
2.50%, 04/01/25 (a)	1,000,000	943,217
2.95%, 05/15/25 (a)	500,000	475,112
5.80%, 11/10/25	300,000	306,556
1.65%, 03/25/26 (a)	800,000	717,607
2.65%, 07/15/26 (a)	756,000	695,728
2.80%, 04/01/27 (a)	650,000	593,221
3.25%, 11/15/27 (a)	850,000	781,412
2.30%, 03/25/28 (a)	650,000	564,286
6.15%, 11/09/29 (a)	350,000	364,180
2.95%, 04/01/30 (a)	950,000	812,137
3.25%, 05/15/30 (a)	150,000	130,372
2.88%, 03/25/31 (a)	1,000,000	830,606
6.25%, 11/09/32 (a)	650,000	683,341
4.30%, 07/08/34 (a)	400,000	352,672
3.90%, 05/15/35 (a)	350,000	292,193
3.85%, 07/15/36 (a)	450,000	368,538
3.80%, 11/15/37 (a)	525,000	414,554
6.50%, 04/15/38	400,000	416,336
6.13%, 07/08/39	350,000	349,318
3.60%, 04/01/40 (a)	850,000	628,135
5.38%, 07/15/40	675,000	619,807
3.65%, 03/25/41 (a)	600,000	443,964
4.50%, 07/08/44 (a)	250,000	201,562
4.13%, 05/15/45 (a)	500,000	378,175
4.00%, 07/15/46 (a)	800,000	588,029
4.00%, 11/15/47 (a)	475,000	348,884
3.60%, 04/01/50 (a)	1,200,000	818,487
3.95%, 03/25/51 (a)	840,000	605,151
6.90%, 11/09/52 (a)	700,000	757,338
4.38%, 05/15/55 (a)	375,000	288,278
3.85%, 04/01/60 (a)	1,000,000	669,925
4.10%, 03/25/61 (a)	450,000	314,375
PayPal Holdings, Inc.
2.40%, 10/01/24 (a)	300,000	287,519
1.65%, 06/01/25 (a)	300,000	278,334
2.65%, 10/01/26 (a)	400,000	369,855
3.90%, 06/01/27 (a)	150,000	144,649
2.85%, 10/01/29 (a)	425,000	370,799
2.30%, 06/01/30 (a)	300,000	246,524
4.40%, 06/01/32 (a)	300,000	283,254
3.25%, 06/01/50 (a)	225,000	154,968
See financial notes
Schwab Fixed-Income ETFs | Annual Report92

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.05%, 06/01/52 (a)	300,000	274,167
5.25%, 06/01/62 (a)	100,000	91,512
Qorvo, Inc.
1.75%, 12/15/24 (a)(c)	150,000	138,962
4.38%, 10/15/29 (a)	250,000	221,245
QUALCOMM, Inc.
2.90%, 05/20/24 (a)	275,000	268,388
3.45%, 05/20/25 (a)	450,000	438,010
3.25%, 05/20/27 (a)	350,000	333,504
1.30%, 05/20/28 (a)	384,000	325,792
2.15%, 05/20/30 (a)	400,000	338,383
1.65%, 05/20/32 (a)	350,000	270,494
4.65%, 05/20/35 (a)	375,000	364,658
4.80%, 05/20/45 (a)	450,000	423,872
4.30%, 05/20/47 (a)	400,000	347,836
3.25%, 05/20/50 (a)	175,000	127,722
4.50%, 05/20/52 (a)	300,000	264,245
6.00%, 05/20/53 (a)	350,000	374,353
RELX Capital, Inc.
4.00%, 03/18/29 (a)	350,000	325,000
3.00%, 05/22/30 (a)	200,000	170,823
4.75%, 05/20/32 (a)	150,000	144,309
S&P Global, Inc.
2.95%, 01/22/27 (a)	150,000	140,481
2.45%, 03/01/27 (a)(c)	400,000	365,721
4.75%, 08/01/28 (a)(c)	150,000	148,444
2.70%, 03/01/29 (a)(c)	350,000	308,413
4.25%, 05/01/29 (a)(c)	200,000	191,187
2.50%, 12/01/29 (a)	200,000	171,403
1.25%, 08/15/30 (a)	200,000	154,180
2.90%, 03/01/32 (a)(c)	400,000	341,713
3.25%, 12/01/49 (a)	200,000	146,031
3.70%, 03/01/52 (a)(c)	300,000	234,381
2.30%, 08/15/60 (a)	200,000	110,558
3.90%, 03/01/62 (a)(c)	150,000	116,955
Salesforce, Inc.
0.63%, 07/15/24 (a)	200,000	187,946
3.70%, 04/11/28 (a)	425,000	408,793
1.50%, 07/15/28 (a)	300,000	256,638
1.95%, 07/15/31 (a)	500,000	400,839
2.70%, 07/15/41 (a)	400,000	286,429
2.90%, 07/15/51 (a)	550,000	366,302
3.05%, 07/15/61 (a)	300,000	194,342
ServiceNow, Inc.
1.40%, 09/01/30 (a)	450,000	344,097
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	200,000	176,326
3.00%, 06/01/31 (a)	150,000	117,822
TD SYNNEX Corp.
1.25%, 08/09/24 (a)	250,000	232,417
1.75%, 08/09/26 (a)	300,000	255,374
2.65%, 08/09/31 (a)	250,000	189,649
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	200,000	162,188
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	200,000	151,701
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	300,000	280,442
1.13%, 09/15/26 (a)	200,000	176,916
2.90%, 11/03/27 (a)	400,000	373,268
2.25%, 09/04/29 (a)	350,000	303,343
1.75%, 05/04/30 (a)	250,000	206,193
1.90%, 09/15/31 (a)	150,000	121,685
3.88%, 03/15/39 (a)	50,000	44,204
4.15%, 05/15/48 (a)	550,000	490,763
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Thomson Reuters Corp.
5.85%, 04/15/40	175,000	169,902
5.65%, 11/23/43 (a)	150,000	137,870
Trimble, Inc.
4.75%, 12/01/24 (a)	100,000	99,073
4.90%, 06/15/28 (a)	175,000	168,404
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	300,000	266,711
3.88%, 04/22/27 (a)	300,000	288,048
4.13%, 04/22/29 (a)	200,000	190,569
2.50%, 10/25/31 (a)	300,000	247,007
4.25%, 04/22/32 (a)	300,000	289,422
3.13%, 10/25/41 (a)	200,000	153,958
3.25%, 10/25/51 (a)	350,000	254,963
4.50%, 04/22/52 (a)	300,000	270,913
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	165,000	161,265
3.70%, 02/15/26 (a)	150,000	144,738
3.13%, 08/15/27 (a)	150,000	138,598
7.13%, 10/01/37	100,000	114,692
VeriSign, Inc.
5.25%, 04/01/25 (a)	150,000	150,052
4.75%, 07/15/27 (a)	100,000	97,573
2.70%, 06/15/31 (a)	250,000	205,124
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	300,000	292,299
4.13%, 03/15/29 (a)	175,000	163,700
5.50%, 06/15/45 (a)	150,000	141,278
3.63%, 05/15/50 (a)	100,000	69,521
Visa, Inc.
3.15%, 12/14/25 (a)	1,000,000	964,814
1.90%, 04/15/27 (a)	400,000	361,144
0.75%, 08/15/27 (a)	150,000	128,130
2.75%, 09/15/27 (a)	150,000	139,216
2.05%, 04/15/30 (a)	450,000	381,769
1.10%, 02/15/31 (a)	350,000	269,646
4.15%, 12/14/35 (a)	500,000	471,820
2.70%, 04/15/40 (a)	250,000	189,551
4.30%, 12/14/45 (a)	1,050,000	959,856
3.65%, 09/15/47 (a)	50,000	41,359
2.00%, 08/15/50 (a)	650,000	386,127
VMware, Inc.
4.50%, 05/15/25 (a)	350,000	343,884
1.40%, 08/15/26 (a)	500,000	436,369
3.90%, 08/21/27 (a)	500,000	467,172
4.70%, 05/15/30 (a)	200,000	186,697
2.20%, 08/15/31 (a)	500,000	380,128
Western Digital Corp.
4.75%, 02/15/26 (a)	700,000	660,106
2.85%, 02/01/29 (a)	150,000	116,383
3.10%, 02/01/32 (a)	150,000	108,293
Western Union Co.
2.85%, 01/10/25 (a)	200,000	191,156
1.35%, 03/15/26 (a)	200,000	175,384
2.75%, 03/15/31 (a)	100,000	75,889
6.20%, 11/17/36	50,000	49,815
Workday, Inc.
3.50%, 04/01/27 (a)	300,000	281,052
3.70%, 04/01/29 (a)	300,000	275,539
3.80%, 04/01/32 (a)	400,000	353,538
Xilinx, Inc.
2.95%, 06/01/24 (a)	250,000	243,234
2.38%, 06/01/30 (a)	250,000	210,730
		161,246,484
See financial notes
93Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transportation 0.5%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/27	138,419	124,926
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 01/15/28	178,595	159,974
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	359,750	314,302
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 10/15/29	37,822	32,969
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 02/15/32	302,550	253,283
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	100,000	94,588
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (a)	300,000	293,582
3.00%, 04/01/25 (a)	240,000	231,154
7.00%, 12/15/25	150,000	160,186
3.25%, 06/15/27 (a)	200,000	189,581
6.20%, 08/15/36	100,000	108,840
6.15%, 05/01/37	50,000	54,638
5.75%, 05/01/40 (a)	50,000	52,344
5.05%, 03/01/41 (a)	200,000	195,824
5.40%, 06/01/41 (a)	250,000	252,805
4.40%, 03/15/42 (a)	250,000	225,264
4.38%, 09/01/42 (a)	350,000	311,434
4.45%, 03/15/43 (a)	200,000	179,417
5.15%, 09/01/43 (a)	400,000	393,049
4.90%, 04/01/44 (a)	150,000	142,343
4.55%, 09/01/44 (a)	425,000	386,334
4.70%, 09/01/45 (a)	200,000	184,235
3.90%, 08/01/46 (a)	100,000	81,546
4.13%, 06/15/47 (a)	225,000	191,700
4.05%, 06/15/48 (a)	400,000	334,873
4.15%, 12/15/48 (a)	300,000	255,974
3.05%, 02/15/51 (a)	225,000	156,934
3.30%, 09/15/51 (a)	450,000	329,470
2.88%, 06/15/52 (a)	150,000	100,573
Canadian National Railway Co.
2.95%, 11/21/24 (a)	150,000	144,726
6.90%, 07/15/28	150,000	165,839
3.85%, 08/05/32 (a)	250,000	232,513
6.38%, 11/15/37	150,000	164,861
3.20%, 08/02/46 (a)	250,000	184,332
3.65%, 02/03/48 (a)	250,000	200,253
4.45%, 01/20/49 (a)	200,000	181,001
2.45%, 05/01/50 (a)	300,000	189,217
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	450,000	420,062
2.90%, 02/01/25 (a)	271,000	259,481
4.00%, 06/01/28 (a)	200,000	191,497
2.05%, 03/05/30 (a)	200,000	164,042
7.13%, 10/15/31	100,000	111,303
2.45%, 12/02/31 (a)	450,000	374,766
4.80%, 09/15/35 (a)	145,000	136,096
5.95%, 05/15/37	100,000	103,928
3.00%, 12/02/41 (a)	300,000	225,777
4.80%, 08/01/45 (a)	150,000	137,037
3.10%, 12/02/51 (a)	500,000	341,211
6.13%, 09/15/15 (a)	239,000	241,060
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	200,000	189,263
CSX Corp.
3.40%, 08/01/24 (a)	150,000	146,692
3.35%, 11/01/25 (a)	150,000	144,109
2.60%, 11/01/26 (a)	250,000	230,887
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 06/01/27 (a)	378,000	354,665
3.80%, 03/01/28 (a)	325,000	310,482
2.40%, 02/15/30 (a)	275,000	232,979
6.00%, 10/01/36	350,000	367,432
6.15%, 05/01/37	250,000	267,582
6.22%, 04/30/40	175,000	189,773
5.50%, 04/15/41 (a)	150,000	151,106
4.75%, 05/30/42 (a)	50,000	45,784
4.40%, 03/01/43 (a)	150,000	130,292
4.10%, 03/15/44 (a)	250,000	209,820
3.80%, 11/01/46 (a)	250,000	197,599
4.30%, 03/01/48 (a)	50,000	42,783
4.75%, 11/15/48 (a)	250,000	227,722
4.50%, 03/15/49 (a)	150,000	131,609
3.35%, 09/15/49 (a)	200,000	144,316
3.80%, 04/15/50 (a)	150,000	116,923
3.95%, 05/01/50 (a)	150,000	120,926
2.50%, 05/15/51 (a)	150,000	91,533
4.50%, 08/01/54 (a)	150,000	128,520
4.25%, 11/01/66 (a)	250,000	197,080
4.65%, 03/01/68 (a)	125,000	106,406
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 04/25/24	188,000	182,224
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/28	148,840	127,692
FedEx Corp 2020-1 Class AA Pass-Through Trust
1.88%, 02/20/34	223,264	181,996
FedEx Corp.
3.25%, 04/01/26 (a)	250,000	238,025
3.40%, 02/15/28 (a)	150,000	138,935
4.20%, 10/17/28 (a)	150,000	142,999
3.10%, 08/05/29 (a)	350,000	308,414
4.25%, 05/15/30 (a)	300,000	283,058
4.90%, 01/15/34	112,000	106,926
3.90%, 02/01/35	150,000	127,813
3.25%, 05/15/41 (a)	250,000	179,414
3.88%, 08/01/42	200,000	152,449
5.10%, 01/15/44	300,000	267,801
4.10%, 02/01/45	227,000	176,107
4.75%, 11/15/45 (a)	265,000	224,495
4.55%, 04/01/46 (a)	400,000	326,545
4.40%, 01/15/47 (a)	150,000	119,531
4.05%, 02/15/48 (a)	300,000	228,134
4.95%, 10/17/48 (a)	250,000	218,977
5.25%, 05/15/50 (a)(d)	400,000	367,711
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	225,000	193,757
2.65%, 07/15/31 (a)	50,000	37,085
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	225,000	218,325
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/32	129,882	107,114
JetBlue 2020-1 Class A Pass-Through Trust
Series 1A 4.00%, 11/15/32	217,282	193,132
Kansas City Southern
2.88%, 11/15/29 (a)	150,000	129,865
4.30%, 05/15/43 (a)	100,000	83,929
4.95%, 08/15/45 (a)	100,000	90,702
4.70%, 05/01/48 (a)	150,000	130,948
3.50%, 05/01/50 (a)	200,000	143,618
4.20%, 11/15/69 (a)	150,000	112,137
Kirby Corp.
4.20%, 03/01/28 (a)	200,000	182,936
See financial notes
Schwab Fixed-Income ETFs | Annual Report94

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Norfolk Southern Corp.
3.85%, 01/15/24 (a)	50,000	49,551
2.90%, 06/15/26 (a)	300,000	281,428
3.15%, 06/01/27 (a)	100,000	93,298
2.55%, 11/01/29 (a)	200,000	171,742
2.30%, 05/15/31 (a)	200,000	164,894
4.84%, 10/01/41	200,000	184,551
3.95%, 10/01/42 (a)	100,000	82,422
4.45%, 06/15/45 (a)	250,000	214,475
4.65%, 01/15/46 (a)	150,000	133,486
3.94%, 11/01/47 (a)	250,000	201,718
4.15%, 02/28/48 (a)	275,000	229,060
4.10%, 05/15/49 (a)	250,000	203,718
3.40%, 11/01/49 (a)	250,000	180,152
3.05%, 05/15/50 (a)	300,000	201,887
4.05%, 08/15/52 (a)	350,000	282,584
4.55%, 06/01/53 (a)	200,000	174,902
3.16%, 05/15/55 (a)	375,000	249,666
Ryder System, Inc.
3.65%, 03/18/24 (a)	150,000	147,008
2.50%, 09/01/24 (a)	200,000	190,556
3.35%, 09/01/25 (a)	135,000	128,233
1.75%, 09/01/26 (a)	50,000	44,253
2.90%, 12/01/26 (a)	200,000	182,487
4.30%, 06/15/27 (a)	50,000	47,982
Southwest Airlines Co.
5.25%, 05/04/25 (a)	375,000	377,238
3.00%, 11/15/26 (a)	100,000	92,097
5.13%, 06/15/27 (a)	475,000	470,490
3.45%, 11/16/27 (a)	100,000	92,099
2.63%, 02/10/30 (a)	150,000	124,654
Spirit Airlines Pass-Through Trust 2015-1A
4.10%, 04/01/28	30,576	26,830
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	200,000	154,576
Union Pacific Corp.
3.65%, 02/15/24 (a)	250,000	246,442
3.15%, 03/01/24 (a)	250,000	245,112
3.75%, 03/15/24 (a)	100,000	98,493
3.25%, 08/15/25 (a)	200,000	192,879
2.75%, 03/01/26 (a)	200,000	189,419
2.15%, 02/05/27 (a)	375,000	339,058
6.63%, 02/01/29	200,000	218,866
3.70%, 03/01/29 (a)	300,000	283,445
2.40%, 02/05/30 (a)	250,000	214,275
2.80%, 02/14/32 (a)	400,000	344,661
3.38%, 02/01/35 (a)	300,000	255,129
2.89%, 04/06/36 (a)	250,000	198,792
3.60%, 09/15/37 (a)	200,000	170,026
3.55%, 08/15/39 (a)	300,000	248,157
3.20%, 05/20/41 (a)	250,000	196,147
4.05%, 11/15/45 (a)	120,000	99,479
4.05%, 03/01/46 (a)	250,000	207,238
4.00%, 04/15/47 (a)	200,000	164,967
4.50%, 09/10/48 (a)	125,000	110,531
4.30%, 03/01/49 (a)	250,000	215,226
3.25%, 02/05/50 (a)	550,000	402,178
3.80%, 10/01/51 (a)	250,000	200,413
3.50%, 02/14/53 (a)	400,000	302,038
3.88%, 02/01/55 (a)	150,000	119,191
3.95%, 08/15/59 (a)	175,000	138,077
3.84%, 03/20/60 (a)	600,000	467,198
3.55%, 05/20/61 (a)	200,000	146,436
2.97%, 09/16/62 (a)	400,000	257,663
4.10%, 09/15/67 (a)	225,000	178,127
3.75%, 02/05/70 (a)	250,000	182,868
3.80%, 04/06/71 (a)	350,000	259,389
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	151,208	147,737
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/25	361,864	336,881
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/26	85,353	78,596
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 09/03/26	202,442	185,702
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	294,468	262,535
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	125,067	106,997
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	202,278	174,539
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/31	193,302	171,474
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/32	176,905	143,273
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/27	59,279	58,479
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 01/15/26	228,600	216,547
United Parcel Service, Inc.
2.20%, 09/01/24 (a)	150,000	144,094
2.80%, 11/15/24 (a)	50,000	48,300
3.90%, 04/01/25 (a)	350,000	345,072
3.05%, 11/15/27 (a)	250,000	235,485
3.40%, 03/15/29 (a)	100,000	93,165
2.50%, 09/01/29 (a)	150,000	130,773
4.45%, 04/01/30 (a)	325,000	320,445
6.20%, 01/15/38	400,000	443,376
5.20%, 04/01/40 (a)	200,000	199,983
4.88%, 11/15/40 (a)	100,000	97,059
3.63%, 10/01/42	100,000	83,240
3.40%, 11/15/46 (a)	200,000	154,572
3.75%, 11/15/47 (a)	300,000	246,390
4.25%, 03/15/49 (a)	210,000	186,892
3.40%, 09/01/49 (a)	200,000	155,091
5.30%, 04/01/50 (a)	350,000	364,693
		37,361,568
		942,001,444

Utility 2.0%
Electric 1.8%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	95,000	89,157
2.10%, 07/01/30 (a)	300,000	243,411
4.15%, 05/01/49 (a)	200,000	157,879
3.45%, 01/15/50 (a)	200,000	141,856
5.25%, 05/15/52 (a)	175,000	168,607
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	250,000	194,658
4.25%, 09/15/48 (a)	210,000	174,707
3.80%, 06/15/49 (a)	100,000	78,545
3.65%, 04/01/50 (a)	150,000	115,301
AES Corp.
1.38%, 01/15/26 (a)	200,000	178,842
2.45%, 01/15/31 (a)	350,000	278,388
Alabama Power Co.
1.45%, 09/15/30 (a)	250,000	195,098
3.94%, 09/01/32 (a)	200,000	183,780
6.00%, 03/01/39	225,000	234,631
3.85%, 12/01/42	150,000	120,820
See financial notes
95Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 01/02/46 (a)	150,000	124,985
3.70%, 12/01/47 (a)	200,000	154,080
4.30%, 07/15/48 (a)	100,000	83,982
3.45%, 10/01/49 (a)	200,000	144,841
3.13%, 07/15/51 (a)	275,000	189,880
3.00%, 03/15/52 (a)	150,000	100,157
Ameren Corp.
2.50%, 09/15/24 (a)	250,000	239,170
3.65%, 02/15/26 (a)	400,000	383,805
3.50%, 01/15/31 (a)	300,000	265,515
Ameren Illinois Co.
3.85%, 09/01/32 (a)	200,000	187,116
4.15%, 03/15/46 (a)	175,000	148,078
3.70%, 12/01/47 (a)	150,000	119,526
4.50%, 03/15/49 (a)	150,000	138,592
3.25%, 03/15/50 (a)	100,000	72,311
American Electric Power Co., Inc.
3.20%, 11/13/27 (a)	50,000	46,014
4.30%, 12/01/28 (a)	400,000	382,581
2.30%, 03/01/30 (a)	200,000	164,071
5.95%, 11/01/32 (a)	200,000	209,437
3.25%, 03/01/50 (a)	150,000	101,410
3.88%, 02/15/62 (a)(b)	200,000	157,583
Appalachian Power Co.
3.40%, 06/01/25 (a)	300,000	290,496
3.30%, 06/01/27 (a)	300,000	282,746
7.00%, 04/01/38	210,000	235,224
4.45%, 06/01/45 (a)	150,000	124,194
4.50%, 03/01/49 (a)	150,000	124,578
3.70%, 05/01/50 (a)	200,000	147,082
Arizona Public Service Co.
3.15%, 05/15/25 (a)	250,000	239,066
5.05%, 09/01/41 (a)	100,000	89,458
4.35%, 11/15/45 (a)	175,000	138,417
3.75%, 05/15/46 (a)	100,000	70,994
4.20%, 08/15/48 (a)	100,000	76,700
4.25%, 03/01/49 (a)	150,000	115,190
3.35%, 05/15/50 (a)	300,000	199,848
2.65%, 09/15/50 (a)	250,000	145,128
Avangrid, Inc.
3.15%, 12/01/24 (a)	300,000	288,143
3.20%, 04/15/25 (a)	175,000	167,483
3.80%, 06/01/29 (a)	195,000	177,462
Avista Corp.
4.35%, 06/01/48 (a)	150,000	125,944
Baltimore Gas and Electric Co.
6.35%, 10/01/36	100,000	107,269
3.50%, 08/15/46 (a)	250,000	188,376
3.75%, 08/15/47 (a)	175,000	136,294
4.25%, 09/15/48 (a)	150,000	126,571
3.20%, 09/15/49 (a)	100,000	70,963
2.90%, 06/15/50 (a)	150,000	100,120
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (a)	150,000	147,472
4.05%, 04/15/25 (a)	600,000	591,716
3.25%, 04/15/28 (a)	325,000	301,554
3.70%, 07/15/30 (a)	200,000	183,549
6.13%, 04/01/36	500,000	526,190
5.95%, 05/15/37	150,000	155,619
5.15%, 11/15/43 (a)	260,000	248,657
4.50%, 02/01/45 (a)	250,000	217,883
3.80%, 07/15/48 (a)	250,000	194,044
4.45%, 01/15/49 (a)	300,000	260,177
4.25%, 10/15/50 (a)	200,000	167,139
2.85%, 05/15/51 (a)	350,000	230,408
4.60%, 05/01/53 (a)(c)	300,000	263,975
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Black Hills Corp.
1.04%, 08/23/24 (a)	200,000	186,784
3.05%, 10/15/29 (a)	150,000	127,899
2.50%, 06/15/30 (a)	200,000	161,365
4.35%, 05/01/33 (a)	150,000	132,835
4.20%, 09/15/46 (a)	100,000	76,602
3.88%, 10/15/49 (a)	100,000	71,676
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	100,000	91,860
3.00%, 03/01/32 (a)	250,000	216,885
4.45%, 10/01/32 (a)	200,000	193,660
6.95%, 03/15/33	50,000	56,388
3.55%, 08/01/42 (a)	128,000	101,675
3.95%, 03/01/48 (a)	200,000	164,749
4.25%, 02/01/49 (a)	250,000	218,848
2.90%, 07/01/50 (a)	150,000	101,646
3.60%, 03/01/52 (a)	250,000	193,408
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	200,000	192,095
4.25%, 11/01/28 (a)	120,000	113,281
2.95%, 03/01/30 (a)	400,000	344,432
3.70%, 09/01/49 (a)	200,000	150,718
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	170,000	160,818
4.97%, 05/01/46 (a)	100,000	85,129
CMS Energy Corp.
3.00%, 05/15/26 (a)	350,000	327,050
3.45%, 08/15/27 (a)	200,000	185,591
4.88%, 03/01/44 (a)	100,000	91,198
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	123,000	114,474
3.70%, 08/15/28 (a)	600,000	566,020
6.45%, 01/15/38	300,000	331,171
3.80%, 10/01/42 (a)	200,000	163,637
4.60%, 08/15/43 (a)	150,000	135,856
4.70%, 01/15/44 (a)	150,000	137,078
3.70%, 03/01/45 (a)	100,000	78,155
4.35%, 11/15/45 (a)	150,000	128,884
3.65%, 06/15/46 (a)	250,000	190,002
3.75%, 08/15/47 (a)	200,000	156,907
4.00%, 03/01/48 (a)	150,000	123,899
4.00%, 03/01/49 (a)	200,000	163,225
3.20%, 11/15/49 (a)	100,000	71,403
3.00%, 03/01/50 (a)	300,000	206,749
3.13%, 03/15/51 (a)	250,000	174,453
Connecticut Light and Power Co.
0.75%, 12/01/25 (a)	50,000	44,794
3.20%, 03/15/27 (a)	200,000	188,326
2.05%, 07/01/31 (a)	350,000	282,786
4.30%, 04/15/44 (a)	150,000	129,409
4.00%, 04/01/48 (a)	250,000	209,221
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	200,000	191,539
3.35%, 04/01/30 (a)	400,000	359,868
5.30%, 03/01/35	150,000	148,015
5.85%, 03/15/36	150,000	152,611
6.75%, 04/01/38	200,000	219,975
5.50%, 12/01/39	250,000	245,640
5.70%, 06/15/40	150,000	149,678
4.20%, 03/15/42	100,000	83,749
3.95%, 03/01/43 (a)	300,000	240,396
4.45%, 03/15/44 (a)	275,000	237,041
4.50%, 12/01/45 (a)	200,000	171,475
3.88%, 06/15/47 (a)	250,000	193,948
4.13%, 05/15/49 (a)	200,000	163,302
3.95%, 04/01/50 (a)	350,000	278,375
See financial notes
Schwab Fixed-Income ETFs | Annual Report96

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 12/01/54 (a)	250,000	214,266
4.30%, 12/01/56 (a)	200,000	162,080
4.00%, 11/15/57 (a)	150,000	115,250
4.50%, 05/15/58 (a)	290,000	243,338
3.70%, 11/15/59 (a)	250,000	180,590
3.00%, 12/01/60 (a)	200,000	125,728
3.60%, 06/15/61 (a)	200,000	144,130
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	250,000	239,767
Consumers Energy Co.
3.95%, 05/15/43 (a)	250,000	207,138
4.05%, 05/15/48 (a)	200,000	167,097
4.35%, 04/15/49 (a)	200,000	176,808
3.75%, 02/15/50 (a)	150,000	118,339
3.10%, 08/15/50 (a)	300,000	210,060
3.50%, 08/01/51 (a)	100,000	76,404
2.50%, 05/01/60 (a)	350,000	199,246
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	150,000	117,234
Delmarva Power & Light Co.
4.15%, 05/15/45 (a)	200,000	162,684
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	150,000	121,090
5.30%, 05/15/33	100,000	101,067
6.05%, 01/15/38	250,000	263,505
5.45%, 02/01/41 (a)	100,000	98,691
5.10%, 06/01/65 (a)	200,000	186,544
Dominion Energy, Inc.
3.07%, 08/15/24	225,000	217,079
3.90%, 10/01/25 (a)	200,000	195,065
2.85%, 08/15/26 (a)	300,000	277,673
3.60%, 03/15/27 (a)	200,000	188,491
4.25%, 06/01/28 (a)	350,000	334,172
3.38%, 04/01/30 (a)	300,000	264,760
5.38%, 11/15/32 (a)	250,000	248,715
6.30%, 03/15/33	45,000	47,559
5.25%, 08/01/33	300,000	294,401
5.95%, 06/15/35	150,000	151,157
7.00%, 06/15/38	100,000	107,335
4.90%, 08/01/41 (a)	200,000	177,139
4.05%, 09/15/42 (a)	200,000	157,088
4.70%, 12/01/44 (a)	150,000	128,003
4.60%, 03/15/49 (a)	150,000	128,042
5.75%, 10/01/54 (a)(b)	100,000	94,391
DTE Electric Co.
3.38%, 03/01/25 (a)	150,000	145,707
2.25%, 03/01/30 (a)	200,000	168,809
2.63%, 03/01/31 (a)	300,000	255,257
4.00%, 04/01/43 (a)	125,000	104,347
4.30%, 07/01/44 (a)	150,000	130,277
3.70%, 03/15/45 (a)	150,000	119,333
3.70%, 06/01/46 (a)	100,000	78,100
3.75%, 08/15/47 (a)	100,000	79,077
4.05%, 05/15/48 (a)	175,000	146,082
3.95%, 03/01/49 (a)	239,000	197,001
2.95%, 03/01/50 (a)	50,000	34,362
3.25%, 04/01/51 (a)	200,000	144,604
DTE Energy Co.
2.53%, 10/01/24	170,000	162,599
4.22%, 11/01/24	400,000	394,052
2.85%, 10/01/26 (a)	320,000	295,414
3.40%, 06/15/29 (a)	250,000	222,932
2.95%, 03/01/30 (a)	300,000	256,126
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	236,000	227,199
2.45%, 02/01/30 (a)	250,000	213,725
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.45%, 10/15/32	100,000	108,069
6.10%, 06/01/37	150,000	156,850
6.00%, 01/15/38	200,000	210,440
6.05%, 04/15/38	250,000	264,458
5.30%, 02/15/40	250,000	248,176
4.25%, 12/15/41 (a)	250,000	216,951
4.00%, 09/30/42 (a)	200,000	165,645
3.75%, 06/01/45 (a)	200,000	155,733
3.88%, 03/15/46 (a)	150,000	118,601
3.70%, 12/01/47 (a)	200,000	154,960
3.95%, 03/15/48 (a)	200,000	161,455
3.20%, 08/15/49 (a)	300,000	211,884
3.45%, 04/15/51 (a)	150,000	110,651
Duke Energy Corp.
3.75%, 04/15/24 (a)	440,000	432,499
0.90%, 09/15/25 (a)	200,000	179,186
2.65%, 09/01/26 (a)	500,000	462,605
3.15%, 08/15/27 (a)	400,000	369,677
3.40%, 06/15/29 (a)	200,000	179,693
2.45%, 06/01/30 (a)	500,000	412,533
2.55%, 06/15/31 (a)	500,000	408,794
4.50%, 08/15/32 (a)	250,000	235,341
4.80%, 12/15/45 (a)	100,000	88,016
3.75%, 09/01/46 (a)	200,000	149,310
3.95%, 08/15/47 (a)	175,000	133,029
4.20%, 06/15/49 (a)	200,000	159,096
3.50%, 06/15/51 (a)	250,000	175,988
5.00%, 08/15/52 (a)	250,000	224,453
3.25%, 01/15/82 (a)(b)	100,000	73,759
Duke Energy Florida LLC
3.80%, 07/15/28 (a)	100,000	95,108
2.50%, 12/01/29 (a)	150,000	128,676
1.75%, 06/15/30 (a)	275,000	219,565
6.35%, 09/15/37	150,000	162,128
6.40%, 06/15/38	300,000	331,338
5.65%, 04/01/40	325,000	329,164
3.85%, 11/15/42 (a)	150,000	120,904
3.40%, 10/01/46 (a)	300,000	216,451
4.20%, 07/15/48 (a)	100,000	84,392
Duke Energy Indiana LLC
6.12%, 10/15/35	100,000	102,955
6.35%, 08/15/38	200,000	217,175
6.45%, 04/01/39	200,000	216,494
4.90%, 07/15/43 (a)	75,000	69,632
3.75%, 05/15/46 (a)	150,000	117,133
3.25%, 10/01/49 (a)	150,000	104,784
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	150,000	139,974
2.13%, 06/01/30 (a)	200,000	164,047
3.70%, 06/15/46 (a)	50,000	37,274
4.30%, 02/01/49 (a)	150,000	123,946
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	350,000	337,077
2.00%, 08/15/31 (a)	200,000	158,813
6.30%, 04/01/38	200,000	216,690
4.10%, 05/15/42 (a)	200,000	168,600
4.10%, 03/15/43 (a)	100,000	84,030
4.38%, 03/30/44 (a)	200,000	172,938
4.15%, 12/01/44 (a)	200,000	167,663
4.20%, 08/15/45 (a)	50,000	41,967
3.70%, 10/15/46 (a)	200,000	153,320
3.60%, 09/15/47 (a)	250,000	188,658
2.50%, 08/15/50 (a)	250,000	151,619
2.90%, 08/15/51 (a)	150,000	98,965
See financial notes
97Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Edison International
3.55%, 11/15/24 (a)	325,000	314,317
5.75%, 06/15/27 (a)	300,000	301,295
4.13%, 03/15/28 (a)	200,000	185,740
6.95%, 11/15/29 (a)	150,000	157,415
El Paso Electric Co.
6.00%, 05/15/35	169,000	165,107
5.00%, 12/01/44 (a)	50,000	43,939
Emera US Finance LP
3.55%, 06/15/26 (a)	287,000	269,800
2.64%, 06/15/31 (a)	100,000	78,517
4.75%, 06/15/46 (a)	400,000	311,927
Enel Americas S.A.
4.00%, 10/25/26 (a)	250,000	237,927
Enel Chile S.A.
4.88%, 06/12/28 (a)	300,000	293,104
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	150,000	147,699
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	250,000	240,550
4.20%, 04/01/49 (a)	175,000	144,888
2.65%, 06/15/51 (a)	250,000	153,991
Entergy Corp.
0.90%, 09/15/25 (a)	300,000	267,732
2.95%, 09/01/26 (a)	250,000	232,962
2.80%, 06/15/30 (a)	250,000	211,026
2.40%, 06/15/31 (a)	300,000	238,349
3.75%, 06/15/50 (a)	200,000	148,075
Entergy Louisiana LLC
0.95%, 10/01/24 (a)	200,000	186,436
5.40%, 11/01/24	150,000	151,571
2.40%, 10/01/26 (a)	350,000	318,830
3.12%, 09/01/27 (a)	200,000	184,930
3.25%, 04/01/28 (a)	200,000	182,601
1.60%, 12/15/30 (a)	150,000	115,581
4.00%, 03/15/33 (a)	211,000	190,674
4.95%, 01/15/45 (a)	125,000	111,596
4.20%, 09/01/48 (a)	350,000	288,274
4.20%, 04/01/50 (a)	200,000	163,374
2.90%, 03/15/51 (a)	200,000	130,071
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	225,000	173,347
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	197,000	186,615
1.75%, 03/15/31 (a)	250,000	196,392
3.55%, 09/30/49 (a)	200,000	145,093
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	300,000	280,354
4.13%, 03/01/42 (a)	150,000	124,805
4.10%, 04/01/43 (a)	150,000	123,963
4.25%, 12/01/45 (a)	100,000	81,935
3.25%, 09/01/49 (a)	125,000	87,151
3.45%, 04/15/50 (a)	100,000	72,719
Evergy Metro, Inc.
5.30%, 10/01/41 (a)	50,000	48,078
4.20%, 06/15/47 (a)	95,000	77,778
4.20%, 03/15/48 (a)	50,000	39,952
4.13%, 04/01/49 (a)	100,000	80,782
Evergy, Inc.
2.45%, 09/15/24 (a)	350,000	332,922
2.90%, 09/15/29 (a)	250,000	216,431
Eversource Energy
4.20%, 06/27/24	250,000	247,154
2.90%, 03/01/27 (a)	200,000	184,553
3.30%, 01/15/28 (a)	250,000	231,225
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.65%, 08/15/30 (a)	400,000	311,627
2.55%, 03/15/31 (a)	250,000	206,359
3.38%, 03/01/32 (a)	200,000	174,122
3.45%, 01/15/50 (a)	200,000	146,913
Exelon Corp.
3.95%, 06/15/25 (a)	150,000	146,712
3.40%, 04/15/26 (a)	100,000	95,166
2.75%, 03/15/27 (a)	200,000	183,715
4.05%, 04/15/30 (a)	450,000	419,429
3.35%, 03/15/32 (a)	200,000	174,257
4.95%, 06/15/35 (a)(c)	275,000	264,068
5.63%, 06/15/35	250,000	255,211
5.10%, 06/15/45 (a)	200,000	186,347
4.45%, 04/15/46 (a)	100,000	84,975
4.70%, 04/15/50 (a)	250,000	219,963
Exelon Generation Co. LLC
6.25%, 10/01/39	300,000	307,846
5.75%, 10/01/41 (a)	100,000	96,498
5.60%, 06/15/42 (a)	225,000	217,363
Florida Power & Light Co.
3.25%, 06/01/24 (a)	300,000	293,265
2.85%, 04/01/25 (a)	400,000	383,631
3.13%, 12/01/25 (a)	350,000	338,088
4.95%, 06/01/35	150,000	147,995
5.95%, 02/01/38	150,000	159,856
5.96%, 04/01/39	250,000	267,082
5.69%, 03/01/40	100,000	103,998
5.25%, 02/01/41 (a)	100,000	99,978
4.13%, 02/01/42 (a)	150,000	130,232
4.05%, 06/01/42 (a)	200,000	172,368
3.80%, 12/15/42 (a)	275,000	227,860
4.05%, 10/01/44 (a)	100,000	85,128
3.70%, 12/01/47 (a)	55,000	44,333
3.95%, 03/01/48 (a)	250,000	207,993
4.13%, 06/01/48 (a)	250,000	213,483
3.99%, 03/01/49 (a)	250,000	211,525
3.15%, 10/01/49 (a)	250,000	181,823
2.88%, 12/04/51 (a)	400,000	272,496
Fortis, Inc.
3.06%, 10/04/26 (a)	310,000	288,781
Georgia Power Co.
2.20%, 09/15/24 (a)	150,000	143,161
3.25%, 04/01/26 (a)	150,000	142,263
3.25%, 03/30/27 (a)	100,000	92,613
2.65%, 09/15/29 (a)	100,000	85,465
4.70%, 05/15/32 (a)	250,000	241,185
4.75%, 09/01/40	100,000	90,751
4.30%, 03/15/42	275,000	236,427
4.30%, 03/15/43	200,000	167,174
3.70%, 01/30/50 (a)	225,000	168,736
3.25%, 03/15/51 (a)	150,000	103,640
5.13%, 05/15/52 (a)	250,000	235,661
Iberdrola International BV
6.75%, 07/15/36	200,000	212,855
Idaho Power Co.
4.20%, 03/01/48 (a)	200,000	164,456
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	47,304
4.55%, 03/15/46 (a)	100,000	84,141
3.75%, 07/01/47 (a)	175,000	129,964
4.25%, 08/15/48 (a)	300,000	244,245
Interstate Power and Light Co.
3.25%, 12/01/24 (a)	200,000	193,472
4.10%, 09/26/28 (a)	250,000	238,436
2.30%, 06/01/30 (a)	300,000	244,838
3.70%, 09/15/46 (a)	50,000	36,585
See financial notes
Schwab Fixed-Income ETFs | Annual Report98

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 09/30/49 (a)	150,000	107,952
3.10%, 11/30/51 (a)	75,000	49,148
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	200,000	178,321
ITC Holdings Corp.
3.25%, 06/30/26 (a)	220,000	206,766
3.35%, 11/15/27 (a)	100,000	92,222
5.30%, 07/01/43 (a)	100,000	89,805
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	250,000	237,510
4.38%, 10/01/45 (a)	150,000	127,400
3.30%, 06/01/50 (a)	150,000	106,249
Louisville Gas and Electric Co.
4.25%, 04/01/49 (a)	150,000	125,654
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	50,000	46,926
3.65%, 04/15/29 (a)	200,000	187,833
6.75%, 12/30/31	200,000	225,429
5.80%, 10/15/36	200,000	210,272
4.80%, 09/15/43 (a)	200,000	187,613
4.40%, 10/15/44 (a)	125,000	110,256
4.25%, 05/01/46 (a)	150,000	127,531
3.95%, 08/01/47 (a)	250,000	206,300
3.65%, 08/01/48 (a)	250,000	197,219
4.25%, 07/15/49 (a)	300,000	258,293
Mississippi Power Co.
3.95%, 03/30/28 (a)	250,000	234,946
4.25%, 03/15/42	100,000	81,416
3.10%, 07/30/51 (a)	100,000	64,140
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/24 (a)	410,000	401,171
3.25%, 11/01/25 (a)	400,000	381,752
3.40%, 02/07/28 (a)	350,000	325,022
3.90%, 11/01/28 (a)	250,000	235,206
3.70%, 03/15/29 (a)	200,000	184,435
2.40%, 03/15/30 (a)	150,000	125,097
1.35%, 03/15/31 (a)	250,000	185,619
1.65%, 06/15/31 (a)	150,000	114,644
8.00%, 03/01/32	200,000	236,579
4.15%, 12/15/32 (a)	200,000	185,277
5.25%, 04/20/46 (a)(b)	250,000	226,958
4.40%, 11/01/48 (a)	150,000	126,120
4.30%, 03/15/49 (a)	100,000	83,768
Nevada Power Co.
3.70%, 05/01/29 (a)	250,000	235,756
6.65%, 04/01/36	250,000	273,720
3.13%, 08/01/50 (a)	200,000	135,841
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24	400,000	395,525
4.45%, 06/20/25	300,000	296,913
1.88%, 01/15/27 (a)	350,000	310,320
3.55%, 05/01/27 (a)	450,000	424,908
4.63%, 07/15/27 (a)	300,000	296,045
1.90%, 06/15/28 (a)	500,000	428,530
3.50%, 04/01/29 (a)	300,000	273,441
2.75%, 11/01/29 (a)	350,000	303,367
2.25%, 06/01/30 (a)	650,000	535,705
2.44%, 01/15/32 (a)	350,000	282,758
5.00%, 07/15/32 (a)	300,000	295,770
3.00%, 01/15/52 (a)	200,000	132,596
4.80%, 12/01/77 (a)(b)	250,000	206,139
Northern States Power Co.
6.25%, 06/01/36	270,000	291,448
6.20%, 07/01/37	150,000	162,124
5.35%, 11/01/39	200,000	201,558
3.40%, 08/15/42 (a)	145,000	113,585
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 08/15/45 (a)	100,000	82,270
3.60%, 05/15/46 (a)	200,000	155,916
3.60%, 09/15/47 (a)	250,000	193,848
2.90%, 03/01/50 (a)	200,000	137,855
2.60%, 06/01/51 (a)	175,000	112,296
NorthWestern Corp.
4.18%, 11/15/44 (a)	160,000	130,218
NSTAR Electric Co.
3.20%, 05/15/27 (a)	350,000	329,389
3.25%, 05/15/29 (a)	250,000	227,531
1.95%, 08/15/31 (a)	150,000	119,410
5.50%, 03/15/40	100,000	101,446
4.40%, 03/01/44 (a)	150,000	131,475
3.10%, 06/01/51 (a)	100,000	69,499
Oglethorpe Power Corp.
5.95%, 11/01/39	150,000	145,379
5.38%, 11/01/40	200,000	181,663
5.05%, 10/01/48 (a)	200,000	172,827
3.75%, 08/01/50 (a)	150,000	108,125
5.25%, 09/01/50	50,000	44,150
Ohio Edison Co.
6.88%, 07/15/36	100,000	108,419
Ohio Power Co.
2.60%, 04/01/30 (a)	200,000	170,358
1.63%, 01/15/31 (a)	200,000	155,316
4.15%, 04/01/48 (a)	200,000	164,034
4.00%, 06/01/49 (a)	150,000	119,052
Oklahoma Gas and Electric Co.
3.30%, 03/15/30 (a)	125,000	110,087
3.25%, 04/01/30 (a)	150,000	131,042
4.15%, 04/01/47 (a)	240,000	193,448
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	500,000	484,447
3.70%, 11/15/28 (a)	265,000	250,407
5.75%, 03/15/29 (a)	73,000	75,921
4.15%, 06/01/32 (a)(c)	150,000	142,993
4.55%, 09/15/32 (a)(c)	200,000	196,182
7.50%, 09/01/38	100,000	121,874
5.25%, 09/30/40	200,000	199,017
4.55%, 12/01/41 (a)	150,000	137,193
3.75%, 04/01/45 (a)	250,000	201,785
3.80%, 09/30/47 (a)	200,000	163,371
4.10%, 11/15/48 (a)	150,000	127,758
3.80%, 06/01/49 (a)	150,000	121,901
3.10%, 09/15/49 (a)	250,000	178,008
3.70%, 05/15/50 (a)	150,000	119,811
4.60%, 06/01/52 (a)(c)	150,000	138,177
5.35%, 10/01/52 (a)	150,000	153,760
Pacific Gas and Electric Co.
3.75%, 02/15/24 (a)	150,000	146,926
3.50%, 06/15/25 (a)	250,000	237,119
3.45%, 07/01/25	300,000	285,044
3.15%, 01/01/26	550,000	512,538
2.95%, 03/01/26 (a)	225,000	207,463
3.30%, 03/15/27 (a)	100,000	89,702
2.10%, 08/01/27 (a)	350,000	300,320
3.30%, 12/01/27 (a)	450,000	399,044
3.00%, 06/15/28 (a)	250,000	217,819
3.75%, 07/01/28	375,000	335,140
4.65%, 08/01/28 (a)	100,000	92,395
4.55%, 07/01/30 (a)	1,000,000	908,552
2.50%, 02/01/31 (a)	700,000	545,435
3.25%, 06/01/31 (a)	350,000	285,130
4.40%, 03/01/32 (a)	200,000	175,925
5.90%, 06/15/32 (a)	200,000	195,517
4.50%, 07/01/40 (a)	350,000	274,165
See financial notes
99Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.30%, 08/01/40 (a)	350,000	239,028
4.20%, 06/01/41 (a)	100,000	75,125
4.45%, 04/15/42 (a)	150,000	112,650
3.75%, 08/15/42 (a)	100,000	67,350
4.60%, 06/15/43 (a)	150,000	114,491
4.75%, 02/15/44 (a)	100,000	77,926
4.30%, 03/15/45 (a)	150,000	107,733
4.25%, 03/15/46 (a)	175,000	124,054
4.00%, 12/01/46 (a)	200,000	136,480
4.95%, 07/01/50 (a)	775,000	607,880
3.50%, 08/01/50 (a)	600,000	378,477
PacifiCorp
3.50%, 06/15/29 (a)	100,000	92,368
2.70%, 09/15/30 (a)	150,000	129,435
7.70%, 11/15/31	175,000	205,447
5.75%, 04/01/37	100,000	101,889
6.25%, 10/15/37	200,000	212,992
6.35%, 07/15/38	200,000	216,367
6.00%, 01/15/39	100,000	104,374
4.10%, 02/01/42 (a)	50,000	41,535
4.13%, 01/15/49 (a)	175,000	144,207
4.15%, 02/15/50 (a)	200,000	165,512
3.30%, 03/15/51 (a)	250,000	180,464
2.90%, 06/15/52 (a)	200,000	131,904
PECO Energy Co.
3.70%, 09/15/47 (a)	200,000	157,549
3.90%, 03/01/48 (a)	200,000	164,673
3.00%, 09/15/49 (a)	100,000	68,796
2.80%, 06/15/50 (a)	200,000	132,266
3.05%, 03/15/51 (a)	50,000	34,304
2.85%, 09/15/51 (a)	150,000	99,644
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	250,000	228,201
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	250,000	245,943
4.15%, 03/15/43 (a)	200,000	169,197
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	200,000	187,423
4.13%, 04/15/30 (a)	150,000	139,510
PPL Electric Utilities Corp.
6.25%, 05/15/39	300,000	323,603
4.75%, 07/15/43 (a)	100,000	91,460
4.15%, 06/15/48 (a)	150,000	126,761
3.00%, 10/01/49 (a)	100,000	68,663
Progress Energy, Inc.
7.75%, 03/01/31	350,000	397,550
7.00%, 10/30/31	60,000	65,638
6.00%, 12/01/39	85,000	86,355
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	150,000	143,108
1.90%, 01/15/31 (a)	255,000	205,009
1.88%, 06/15/31 (a)	225,000	179,496
6.25%, 09/01/37	200,000	218,840
3.60%, 09/15/42 (a)	100,000	79,178
3.80%, 06/15/47 (a)	50,000	39,766
4.05%, 09/15/49 (a)	150,000	123,854
3.20%, 03/01/50 (a)	250,000	179,467
2.70%, 01/15/51 (a)	150,000	97,032
Public Service Co. of New Hampshire
3.60%, 07/01/49 (a)	100,000	77,857
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	150,000	119,549
3.15%, 08/15/51 (a)	150,000	99,996
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Public Service Electric and Gas Co.
3.00%, 05/15/27 (a)	150,000	140,355
3.70%, 05/01/28 (a)	125,000	119,383
3.20%, 05/15/29 (a)	200,000	181,696
2.45%, 01/15/30 (a)	250,000	214,656
1.90%, 08/15/31 (a)	200,000	160,012
4.90%, 12/15/32 (a)	200,000	200,559
3.95%, 05/01/42 (a)	100,000	84,018
3.65%, 09/01/42 (a)	100,000	80,254
3.80%, 01/01/43 (a)	125,000	102,605
3.80%, 03/01/46 (a)	250,000	200,114
3.60%, 12/01/47 (a)	150,000	115,445
4.05%, 05/01/48 (a)	150,000	124,775
3.85%, 05/01/49 (a)	150,000	119,912
3.20%, 08/01/49 (a)	150,000	108,533
3.15%, 01/01/50 (a)	25,000	17,728
2.70%, 05/01/50 (a)	250,000	163,332
2.05%, 08/01/50 (a)	200,000	112,161
Public Service Enterprise Group, Inc.
2.88%, 06/15/24 (a)	450,000	435,545
0.80%, 08/15/25 (a)	225,000	202,438
0.95%, 03/15/26 (a)	150,000	133,379
1.60%, 08/15/30 (a)	350,000	272,461
Puget Energy, Inc.
3.65%, 05/15/25 (a)	150,000	143,473
4.10%, 06/15/30 (a)	300,000	269,268
4.22%, 03/15/32 (a)	150,000	134,343
Puget Sound Energy, Inc.
6.27%, 03/15/37	100,000	103,445
5.80%, 03/15/40	125,000	125,107
5.64%, 04/15/41 (a)	150,000	147,721
4.30%, 05/20/45 (a)	150,000	123,030
4.22%, 06/15/48 (a)	250,000	205,278
3.25%, 09/15/49 (a)	150,000	103,279
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	200,000	185,823
1.70%, 10/01/30 (a)	300,000	238,208
3.75%, 06/01/47 (a)	125,000	98,182
4.15%, 05/15/48 (a)	269,000	226,955
4.10%, 06/15/49 (a)	140,000	115,123
3.32%, 04/15/50 (a)	200,000	143,944
3.70%, 03/15/52 (a)	200,000	158,224
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	200,000	185,866
Southern California Edison Co.
0.98%, 08/01/24	200,000	187,263
1.20%, 02/01/26 (a)	200,000	177,430
5.85%, 11/01/27 (a)	250,000	258,575
3.65%, 03/01/28 (a)	100,000	93,602
4.20%, 03/01/29 (a)	150,000	142,952
6.65%, 04/01/29	150,000	155,221
2.85%, 08/01/29 (a)	200,000	174,330
2.25%, 06/01/30 (a)	250,000	206,490
2.75%, 02/01/32 (a)	200,000	168,111
6.00%, 01/15/34	200,000	208,918
5.75%, 04/01/35	200,000	201,116
5.35%, 07/15/35	200,000	193,543
5.55%, 01/15/37	200,000	196,960
5.95%, 02/01/38	250,000	253,524
6.05%, 03/15/39	150,000	152,718
5.50%, 03/15/40	150,000	145,547
4.05%, 03/15/42 (a)	105,000	84,004
3.90%, 03/15/43 (a)	250,000	193,954
4.65%, 10/01/43 (a)	250,000	216,930
3.60%, 02/01/45 (a)	100,000	72,392
4.00%, 04/01/47 (a)	600,000	471,115
See financial notes
Schwab Fixed-Income ETFs | Annual Report100

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 03/01/48 (a)	400,000	320,437
4.88%, 03/01/49 (a)	200,000	177,254
3.65%, 02/01/50 (a)	400,000	294,314
3.45%, 02/01/52 (a)	200,000	143,204
Southern Co.
0.60%, 02/26/24 (a)	250,000	237,381
4.48%, 08/01/24	250,000	247,100
3.25%, 07/01/26 (a)	700,000	659,794
5.11%, 08/01/27	250,000	249,721
3.70%, 04/30/30 (a)	350,000	316,904
4.25%, 07/01/36 (a)	250,000	218,857
4.40%, 07/01/46 (a)	600,000	503,166
4.00%, 01/15/51 (a)(b)	250,000	227,846
3.75%, 09/15/51 (a)(b)	275,000	223,012
Southern Power Co.
0.90%, 01/15/26 (a)	50,000	44,072
5.15%, 09/15/41	200,000	181,852
4.95%, 12/15/46 (a)	200,000	171,836
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	300,000	275,738
4.10%, 09/15/28 (a)	200,000	190,182
3.90%, 04/01/45 (a)	100,000	76,608
3.85%, 02/01/48 (a)	200,000	148,588
3.25%, 11/01/51 (a)	200,000	132,284
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	131,540
3.40%, 08/15/46 (a)	100,000	72,649
3.70%, 08/15/47 (a)	200,000	152,087
3.75%, 06/15/49 (a)	200,000	153,777
3.15%, 05/01/50 (a)	150,000	104,467
Tampa Electric Co.
4.10%, 06/15/42 (a)	100,000	82,041
4.35%, 05/15/44 (a)	225,000	185,974
4.30%, 06/15/48 (a)	250,000	202,619
3.63%, 06/15/50 (a)	300,000	218,443
The Cleveland Electric Illuminating Co.
5.95%, 12/15/36	150,000	149,630
Toledo Edison Co.
6.15%, 05/15/37	100,000	103,791
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	175,000	134,736
4.85%, 12/01/48 (a)	75,000	64,518
4.00%, 06/15/50 (a)	100,000	76,560
3.25%, 05/01/51 (a)	100,000	66,693
Union Electric Co.
2.95%, 06/15/27 (a)	44,000	41,044
3.50%, 03/15/29 (a)	550,000	510,587
2.95%, 03/15/30 (a)	150,000	131,900
3.90%, 09/15/42 (a)	115,000	94,417
3.65%, 04/15/45 (a)	100,000	77,025
4.00%, 04/01/48 (a)	250,000	201,458
3.25%, 10/01/49 (a)	150,000	106,534
2.63%, 03/15/51 (a)	250,000	159,285
3.90%, 04/01/52 (a)	150,000	121,814
Virginia Electric and Power Co.
3.45%, 02/15/24 (a)	250,000	246,594
3.10%, 05/15/25 (a)	200,000	192,351
3.15%, 01/15/26 (a)	250,000	238,799
2.95%, 11/15/26 (a)	200,000	187,421
3.50%, 03/15/27 (a)	400,000	379,347
2.88%, 07/15/29 (a)	150,000	132,286
2.40%, 03/30/32 (a)	175,000	141,817
6.00%, 01/15/36	250,000	258,171
6.00%, 05/15/37	250,000	259,269
8.88%, 11/15/38	150,000	197,323
4.00%, 01/15/43 (a)	250,000	203,444
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 02/15/44 (a)	250,000	214,566
4.20%, 05/15/45 (a)	50,000	40,707
3.80%, 09/15/47 (a)	300,000	231,044
4.60%, 12/01/48 (a)	250,000	218,717
3.30%, 12/01/49 (a)	300,000	215,566
2.45%, 12/15/50 (a)	450,000	268,996
4.63%, 05/15/52 (a)	175,000	154,167
WEC Energy Group, Inc.
0.80%, 03/15/24 (a)	350,000	331,958
1.38%, 10/15/27 (a)	250,000	212,858
1.80%, 10/15/30 (a)	250,000	196,119
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	100,000	94,741
1.70%, 06/15/28 (a)	150,000	128,016
4.30%, 10/15/48 (a)	125,000	103,281
Wisconsin Power and Light Co.
3.05%, 10/15/27 (a)	100,000	92,865
3.00%, 07/01/29 (a)	250,000	221,872
3.65%, 04/01/50 (a)	200,000	147,820
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	191,806
4.75%, 11/01/44 (a)	150,000	133,415
3.30%, 09/01/49 (a)	200,000	140,876
Xcel Energy, Inc.
3.30%, 06/01/25 (a)	200,000	192,188
4.00%, 06/15/28 (a)	250,000	239,913
3.40%, 06/01/30 (a)	300,000	268,176
4.60%, 06/01/32 (a)	250,000	239,960
6.50%, 07/01/36	90,000	97,761
3.50%, 12/01/49 (a)	200,000	146,677
		120,930,579
Natural Gas 0.1%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	200,000	186,904
1.50%, 01/15/31 (a)	350,000	273,211
5.50%, 06/15/41 (a)	150,000	149,206
4.15%, 01/15/43 (a)	200,000	167,880
4.13%, 10/15/44 (a)	100,000	82,418
4.30%, 10/01/48 (a)	200,000	169,794
4.13%, 03/15/49 (a)	150,000	123,331
3.38%, 09/15/49 (a)	200,000	146,454
5.75%, 10/15/52 (a)	150,000	157,915
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	50,000	47,761
1.75%, 10/01/30 (a)	200,000	158,726
5.85%, 01/15/41 (a)	100,000	100,945
4.10%, 09/01/47 (a)	100,000	80,824
National Grid USA
5.80%, 04/01/35	150,000	141,661
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	315,992
3.49%, 05/15/27 (a)	225,000	212,818
2.95%, 09/01/29 (a)	200,000	174,469
3.60%, 05/01/30 (a)	450,000	401,903
1.70%, 02/15/31 (a)	200,000	152,666
5.25%, 02/15/43 (a)	150,000	142,214
4.80%, 02/15/44 (a)	375,000	331,891
5.65%, 02/01/45 (a)	225,000	221,728
4.38%, 05/15/47 (a)	150,000	126,451
3.95%, 03/30/48 (a)	100,000	78,318
ONE Gas, Inc.
3.61%, 02/01/24 (a)	100,000	98,358
1.10%, 03/11/24 (a)	135,000	129,527
See financial notes
101Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.66%, 02/01/44 (a)	200,000	173,696
4.50%, 11/01/48 (a)	150,000	124,695
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	220,000	202,638
3.64%, 11/01/46 (a)	210,000	151,663
3.35%, 06/01/50 (a)	150,000	102,188
5.05%, 05/15/52 (a)	150,000	136,024
Sempra Energy
3.25%, 06/15/27 (a)	300,000	278,129
3.40%, 02/01/28 (a)	300,000	279,030
3.70%, 04/01/29 (a)	200,000	182,968
3.80%, 02/01/38 (a)	250,000	205,259
6.00%, 10/15/39	250,000	254,465
4.00%, 02/01/48 (a)	225,000	177,060
4.13%, 04/01/52 (a)(b)	300,000	237,477
Southern California Gas Co.
3.20%, 06/15/25 (a)	50,000	48,320
2.60%, 06/15/26 (a)	300,000	278,680
2.95%, 04/15/27 (a)	200,000	185,109
2.55%, 02/01/30 (a)	250,000	213,176
5.13%, 11/15/40	75,000	71,380
3.75%, 09/15/42 (a)	150,000	118,063
4.13%, 06/01/48 (a)	250,000	201,268
4.30%, 01/15/49 (a)	175,000	145,033
3.95%, 02/15/50 (a)	150,000	117,494
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	100,000	93,757
1.75%, 01/15/31 (a)	250,000	191,578
5.88%, 03/15/41 (a)	200,000	199,597
4.40%, 06/01/43 (a)	100,000	82,302
3.95%, 10/01/46 (a)	150,000	113,299
4.40%, 05/30/47 (a)	250,000	200,219
Southwest Gas Corp.
2.20%, 06/15/30 (a)	230,000	180,256
4.05%, 03/15/32 (a)	100,000	87,970
3.80%, 09/29/46 (a)	100,000	69,669
4.15%, 06/01/49 (a)	150,000	109,249
3.18%, 08/15/51 (a)	50,000	30,828
Spire Missouri, Inc.
3.30%, 06/01/51 (a)	75,000	51,595
Washington Gas Light Co.
3.80%, 09/15/46 (a)	155,000	116,485
3.65%, 09/15/49 (a)	175,000	128,675
		9,912,659
Utility Other 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (a)	300,000	291,052
2.95%, 09/01/27 (a)	100,000	92,468
3.75%, 09/01/28 (a)	250,000	236,454
3.45%, 06/01/29 (a)	150,000	137,396
2.80%, 05/01/30 (a)	200,000	173,345
2.30%, 06/01/31 (a)	200,000	164,657
4.45%, 06/01/32 (a)	250,000	240,302
6.59%, 10/15/37	200,000	221,432
4.30%, 12/01/42 (a)	200,000	174,958
4.00%, 12/01/46 (a)	165,000	129,378
3.75%, 09/01/47 (a)	250,000	195,168
4.20%, 09/01/48 (a)	250,000	209,982
4.15%, 06/01/49 (a)	50,000	41,431
3.45%, 05/01/50 (a)	125,000	92,411
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	150,000	135,201
2.70%, 04/15/30 (a)	200,000	168,017
2.40%, 05/01/31 (a)	50,000	40,116
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.28%, 05/01/49 (a)	150,000	122,067
3.35%, 04/15/50 (a)	250,000	172,342
5.30%, 05/01/52 (a)	100,000	94,440
		3,132,617
		133,975,855
Total Corporates (Cost $1,900,829,273)		1,628,668,613

TREASURIES 40.9% OF NET ASSETS
Bonds
7.50%, 11/15/24	1,248,000	1,316,081
7.63%, 02/15/25	1,000,000	1,064,070
6.88%, 08/15/25	1,000,000	1,062,469
6.00%, 02/15/26	1,889,000	1,986,925
6.75%, 08/15/26	1,209,000	1,312,848
6.50%, 11/15/26	1,748,000	1,894,079
6.63%, 02/15/27	1,000,000	1,093,464
6.38%, 08/15/27	1,200,000	1,314,300
6.13%, 11/15/27	2,434,000	2,656,849
5.50%, 08/15/28	1,748,000	1,871,957
5.25%, 11/15/28	2,248,000	2,384,600
5.25%, 02/15/29	474,000	503,842
6.13%, 08/15/29	1,544,000	1,728,284
6.25%, 05/15/30	2,131,000	2,434,028
5.38%, 02/15/31	2,594,000	2,850,211
2.75%, 08/15/32	61,000,000	55,533,204
4.50%, 02/15/36	3,144,000	3,360,898
4.75%, 02/15/37	1,932,000	2,114,425
5.00%, 05/15/37	1,648,000	1,843,319
4.38%, 02/15/38	1,596,000	1,675,305
4.50%, 05/15/38	2,796,000	2,974,766
3.50%, 02/15/39	2,472,000	2,327,059
4.25%, 05/15/39	3,146,000	3,245,043
4.50%, 08/15/39	2,646,000	2,809,512
4.38%, 11/15/39	3,625,000	3,787,934
4.63%, 02/15/40	3,955,000	4,256,058
1.13%, 05/15/40	11,200,000	7,023,118
4.38%, 05/15/40	4,194,000	4,368,878
1.13%, 08/15/40	12,250,000	7,627,866
3.88%, 08/15/40	4,494,000	4,389,292
1.38%, 11/15/40	12,500,000	8,132,805
4.25%, 11/15/40	4,253,000	4,351,064
1.88%, 02/15/41	18,400,000	13,016,419
4.75%, 02/15/41	4,292,000	4,675,294
2.25%, 05/15/41	14,500,000	10,901,570
4.38%, 05/15/41	3,944,000	4,092,679
1.75%, 08/15/41	21,600,000	14,798,620
3.75%, 08/15/41	3,817,000	3,628,793
2.00%, 11/15/41	14,000,000	10,012,318
3.13%, 11/15/41	4,344,000	3,755,742
2.38%, 02/15/42	14,000,000	10,690,242
3.13%, 02/15/42	4,582,000	3,951,144
3.00%, 05/15/42	3,998,000	3,365,606
3.25%, 05/15/42	12,500,000	10,965,009
2.75%, 08/15/42	4,691,000	3,779,360
3.38%, 08/15/42	11,000,000	9,829,641
2.75%, 11/15/42	6,408,000	5,146,457
4.00%, 11/15/42	9,500,000	9,299,107
3.13%, 02/15/43	5,286,000	4,514,524
2.88%, 05/15/43	8,731,000	7,142,072
3.63%, 08/15/43	6,317,000	5,819,131
3.75%, 11/15/43	5,450,000	5,114,306
3.63%, 02/15/44	6,927,000	6,367,297
3.38%, 05/15/44	6,494,000	5,732,189
3.13%, 08/15/44	7,882,000	6,669,326
3.00%, 11/15/44	7,136,000	5,905,761
See financial notes
Schwab Fixed-Income ETFs | Annual Report102

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 02/15/45	8,882,000	6,707,782
3.00%, 05/15/45	1,534,000	1,266,976
2.88%, 08/15/45	5,332,000	4,303,114
3.00%, 11/15/45	3,782,000	3,119,408
2.50%, 02/15/46	7,386,000	5,542,538
2.50%, 05/15/46	7,732,000	5,790,119
2.25%, 08/15/46	9,978,000	7,093,028
2.88%, 11/15/46	3,719,000	2,989,769
3.00%, 02/15/47	8,384,000	6,885,238
3.00%, 05/15/47	7,238,000	5,942,389
2.75%, 08/15/47	8,680,000	6,805,364
2.75%, 11/15/47	8,328,000	6,529,386
3.00%, 02/15/48	9,734,000	8,010,583
3.13%, 05/15/48	9,120,000	7,691,662
3.00%, 08/15/48	11,428,000	9,419,811
3.38%, 11/15/48	7,500,000	6,641,854
3.00%, 02/15/49	13,076,000	10,816,972
2.88%, 05/15/49	12,800,000	10,339,063
2.25%, 08/15/49	12,000,000	8,480,795
2.38%, 11/15/49	11,478,000	8,344,645
2.00%, 02/15/50	14,398,000	9,553,396
1.25%, 05/15/50	16,500,000	8,921,167
1.38%, 08/15/50	19,700,000	11,012,420
1.63%, 11/15/50	18,000,000	10,769,701
1.88%, 02/15/51	22,500,000	14,360,654
2.38%, 05/15/51	20,600,000	14,835,057
2.00%, 08/15/51	21,000,000	13,807,849
1.88%, 11/15/51	19,100,000	12,148,887
2.25%, 02/15/52	17,300,000	12,078,050
2.88%, 05/15/52	16,800,000	13,512,364
3.00%, 08/15/52	16,500,000	13,662,305
4.00%, 11/15/52	14,000,000	14,057,908
Notes
0.88%, 01/31/24	13,000,000	12,476,159
0.13%, 02/15/24	22,000,000	20,909,390
2.75%, 02/15/24	17,595,000	17,216,607
1.50%, 02/29/24	16,900,000	16,293,937
2.13%, 02/29/24	16,438,000	15,961,522
2.38%, 02/29/24	9,982,000	9,723,658
0.25%, 03/15/24	18,300,000	17,359,927
2.13%, 03/31/24	12,418,000	12,034,034
2.25%, 03/31/24	16,000,000	15,525,592
0.38%, 04/15/24	14,000,000	13,250,740
2.00%, 04/30/24	7,994,000	7,717,783
2.25%, 04/30/24	10,574,000	10,241,268
2.50%, 04/30/24	15,000,000	14,574,286
0.25%, 05/15/24	15,000,000	14,121,632
2.50%, 05/15/24	21,098,000	20,479,438
2.00%, 05/31/24	12,668,000	12,207,518
2.50%, 05/31/24	14,000,000	13,583,800
0.25%, 06/15/24	15,000,000	14,081,787
1.75%, 06/30/24	9,032,000	8,657,996
2.00%, 06/30/24	7,240,000	6,964,523
3.00%, 06/30/24	14,000,000	13,666,380
0.38%, 07/15/24	13,900,000	13,026,317
1.75%, 07/31/24	10,078,000	9,641,982
2.13%, 07/31/24	6,488,000	6,242,657
3.00%, 07/31/24	14,000,000	13,655,989
0.38%, 08/15/24	15,000,000	14,018,504
2.38%, 08/15/24	17,768,000	17,152,673
1.25%, 08/31/24	8,686,000	8,225,548
1.88%, 08/31/24	6,490,000	6,209,215
3.25%, 08/31/24	14,000,000	13,710,131
0.38%, 09/15/24	15,500,000	14,449,456
1.50%, 09/30/24	8,982,000	8,532,699
2.13%, 09/30/24	5,784,000	5,551,948
4.25%, 09/30/24	12,000,000	11,939,752
0.63%, 10/15/24	16,500,000	15,413,907
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 10/31/24	8,480,000	8,037,425
2.25%, 10/31/24	5,038,000	4,840,404
4.38%, 10/31/24	12,000,000	11,966,706
0.75%, 11/15/24	14,800,000	13,819,160
2.25%, 11/15/24	16,870,000	16,207,021
1.50%, 11/30/24	9,480,000	8,971,162
2.13%, 11/30/24	6,988,000	6,691,401
4.50%, 11/30/24	15,000,000	15,002,916
1.00%, 12/15/24	15,000,000	14,041,694
1.75%, 12/31/24	9,982,000	9,478,665
2.25%, 12/31/24	7,988,000	7,658,376
4.25%, 12/31/24	13,000,000	12,957,593
1.13%, 01/15/25	14,000,000	13,106,010
1.38%, 01/31/25	8,696,000	8,175,406
2.50%, 01/31/25	7,488,000	7,206,134
1.50%, 02/15/25	14,000,000	13,181,102
2.00%, 02/15/25	14,486,000	13,789,741
1.13%, 02/28/25	7,998,000	7,469,934
2.75%, 02/28/25	7,890,000	7,627,616
1.75%, 03/15/25	14,000,000	13,233,769
0.50%, 03/31/25	12,200,000	11,212,627
2.63%, 03/31/25	4,724,000	4,553,867
2.63%, 04/15/25	12,000,000	11,550,557
0.38%, 04/30/25	10,900,000	9,955,390
2.88%, 04/30/25	6,986,000	6,763,965
2.13%, 05/15/25	13,880,400	13,198,610
2.75%, 05/15/25	12,500,000	12,056,900
0.25%, 05/31/25	10,700,000	9,715,596
2.88%, 05/31/25	5,788,000	5,597,788
2.88%, 06/15/25	12,000,000	11,598,690
0.25%, 06/30/25	11,500,000	10,421,929
2.75%, 06/30/25	4,988,000	4,806,807
3.00%, 07/15/25	10,000,000	9,689,479
0.25%, 07/31/25	9,100,000	8,213,966
2.88%, 07/31/25	3,386,000	3,272,550
2.00%, 08/15/25	14,168,000	13,383,488
3.13%, 08/15/25	11,000,000	10,683,067
0.25%, 08/31/25	7,400,000	6,659,339
2.75%, 08/31/25	3,236,000	3,112,449
3.50%, 09/15/25	9,500,000	9,314,351
0.25%, 09/30/25	12,100,000	10,869,221
3.00%, 09/30/25	4,682,000	4,527,443
4.25%, 10/15/25	14,000,000	13,995,108
0.25%, 10/31/25	14,800,000	13,243,860
3.00%, 10/31/25	5,688,000	5,497,201
2.25%, 11/15/25	15,072,000	14,274,515
4.50%, 11/15/25	15,000,000	15,098,682
0.38%, 11/30/25	15,600,000	13,966,519
2.88%, 11/30/25	5,682,000	5,471,279
4.00%, 12/15/25	12,000,000	11,925,469
0.38%, 12/31/25	15,800,000	14,127,752
2.63%, 12/31/25	6,486,000	6,204,954
0.38%, 01/31/26	15,100,000	13,442,909
2.63%, 01/31/26	5,938,000	5,677,236
1.63%, 02/15/26	14,672,000	13,582,359
0.50%, 02/28/26	16,000,000	14,266,712
2.50%, 02/28/26	5,476,000	5,203,888
0.75%, 03/31/26	16,000,000	14,352,419
2.25%, 03/31/26	7,086,000	6,681,601
0.75%, 04/30/26	16,300,000	14,580,847
2.38%, 04/30/26	6,084,000	5,749,887
1.63%, 05/15/26	15,685,000	14,444,978
0.75%, 05/31/26	18,500,000	16,509,147
2.13%, 05/31/26	6,388,000	5,979,076
0.88%, 06/30/26	14,000,000	12,523,556
1.88%, 06/30/26	5,984,000	5,553,277
0.63%, 07/31/26	15,500,000	13,700,715
1.88%, 07/31/26	6,284,000	5,815,743
See financial notes
103Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 08/15/26	16,724,000	15,257,656
0.75%, 08/31/26	17,000,000	15,058,540
1.38%, 08/31/26	6,986,000	6,336,917
0.88%, 09/30/26	16,200,000	14,393,647
1.63%, 09/30/26	4,990,000	4,568,112
1.13%, 10/31/26	17,500,000	15,657,476
1.63%, 10/31/26	6,584,000	6,012,199
2.00%, 11/15/26	15,032,000	13,903,904
1.25%, 11/30/26	17,000,000	15,258,681
1.63%, 11/30/26	6,286,000	5,734,461
1.25%, 12/31/26	16,500,000	14,782,899
1.75%, 12/31/26	5,490,000	5,028,063
1.50%, 01/31/27	21,190,000	19,140,524
2.25%, 02/15/27	13,626,000	12,684,498
1.13%, 02/28/27	2,300,000	2,046,018
1.88%, 02/28/27	15,000,000	13,742,666
0.63%, 03/31/27	5,600,000	4,861,742
2.50%, 03/31/27	15,000,000	14,086,730
0.50%, 04/30/27	7,350,000	6,331,965
2.75%, 04/30/27	15,000,000	14,224,521
2.38%, 05/15/27	15,420,000	14,381,870
0.50%, 05/31/27	8,700,000	7,464,085
2.63%, 05/31/27	12,000,000	11,316,854
0.50%, 06/30/27	8,400,000	7,189,341
3.25%, 06/30/27	13,500,000	13,061,700
0.38%, 07/31/27	8,600,000	7,300,726
2.75%, 07/31/27	13,000,000	12,306,226
2.25%, 08/15/27	10,272,000	9,506,328
0.50%, 08/31/27	8,500,000	7,236,775
3.13%, 08/31/27	8,000,000	7,699,057
0.38%, 09/30/27	11,000,000	9,280,600
4.13%, 09/30/27	12,500,000	12,551,894
0.50%, 10/31/27	10,700,000	9,056,364
4.13%, 10/31/27	13,000,000	13,054,038
2.25%, 11/15/27	11,274,000	10,395,427
0.63%, 11/30/27	13,700,000	11,643,741
3.88%, 11/30/27	12,000,000	11,939,749
0.63%, 12/31/27	15,900,000	13,480,654
3.88%, 12/31/27	12,000,000	11,932,145
0.75%, 01/31/28	15,700,000	13,362,030
2.75%, 02/15/28	17,322,000	16,295,725
1.13%, 02/29/28	16,300,000	14,121,728
1.25%, 03/31/28	15,000,000	13,050,584
1.25%, 04/30/28	17,600,000	15,283,162
2.88%, 05/15/28	16,770,000	15,839,476
1.25%, 05/31/28	18,000,000	15,597,499
1.25%, 06/30/28	15,700,000	13,582,444
1.00%, 07/31/28	15,500,000	13,184,760
2.88%, 08/15/28	18,368,000	17,306,578
1.13%, 08/31/28	16,000,000	13,675,752
1.25%, 09/30/28	17,700,000	15,213,217
1.38%, 10/31/28	15,500,000	13,393,204
3.13%, 11/15/28	16,714,000	15,945,522
1.50%, 11/30/28	15,000,000	13,032,120
1.38%, 12/31/28	13,000,000	11,214,288
1.75%, 01/31/29	11,800,000	10,375,997
2.63%, 02/15/29	14,666,000	13,571,171
1.88%, 02/28/29	12,500,000	11,076,536
2.38%, 03/31/29	11,400,000	10,382,889
2.88%, 04/30/29	10,500,000	9,839,317
2.38%, 05/15/29	12,358,000	11,241,948
2.75%, 05/31/29	10,000,000	9,295,398
3.25%, 06/30/29	11,000,000	10,530,984
2.63%, 07/31/29	9,000,000	8,294,148
1.63%, 08/15/29	6,666,000	5,786,914
3.13%, 08/31/29	8,500,000	8,074,498
3.88%, 09/30/29	9,000,000	8,939,825
4.00%, 10/31/29	38,500,000	38,537,549
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.75%, 11/15/29	6,266,000	5,471,052
3.88%, 11/30/29	11,000,000	10,931,681
3.88%, 12/31/29	9,500,000	9,445,202
1.50%, 02/15/30	11,398,000	9,716,892
0.63%, 05/15/30	12,700,000	10,058,799
0.63%, 08/15/30	20,000,000	15,751,664
0.88%, 11/15/30	25,000,000	20,000,380
1.13%, 02/15/31	29,500,000	24,064,000
1.63%, 05/15/31	25,000,000	21,051,760
1.25%, 08/15/31	27,500,000	22,332,049
1.38%, 11/15/31	26,800,000	21,827,611
1.88%, 02/15/32	32,000,000	27,142,794
2.88%, 05/15/32	28,250,000	26,047,952
4.13%, 11/15/32	22,500,000	22,950,344
Total Treasuries (Cost $2,972,720,371)		2,779,962,408

GOVERNMENT RELATED 5.0% OF NET ASSETS

Agency 1.9%
Foreign 0.7%
Austria 0.0%
Oesterreichische Kontrollbank AG
0.50%, 09/16/24	100,000	93,254
1.50%, 02/12/25	700,000	657,958
0.38%, 09/17/25	500,000	448,919
4.63%, 11/03/25	375,000	376,809
0.50%, 02/02/26	725,000	644,147
		2,221,087
Canada 0.0%
Export Development Canada
2.63%, 02/21/24	240,000	234,325
3.00%, 05/25/27	1,000,000	952,958
		1,187,283
China 0.0%
Industrial & Commercial Bank of China Ltd.
3.54%, 11/08/27	250,000	237,877
Germany 0.3%
FMS Wertmanagement
2.75%, 01/30/24 (g)	700,000	684,778
Kreditanstalt Fuer Wiederaufbau
2.13%, 01/17/23(g)	200,000	199,846
2.63%, 02/28/24(g)	1,700,000	1,658,432
0.25%, 03/08/24(g)	1,500,000	1,422,354
1.38%, 08/05/24(g)	1,400,000	1,329,517
0.50%, 09/20/24(g)	2,000,000	1,864,908
2.50%, 11/20/24(g)	2,200,000	2,117,000
1.25%, 01/31/25(g)	1,750,000	1,638,477
0.38%, 07/18/25(g)	1,550,000	1,402,434
0.63%, 01/22/26(g)	1,750,000	1,567,193
1.00%, 10/01/26(g)	1,000,000	888,678
3.00%, 05/20/27(g)	1,750,000	1,669,538
2.88%, 04/03/28(g)	1,100,000	1,035,269
1.75%, 09/14/29(g)	700,000	605,743
0.75%, 09/30/30(g)	700,000	547,307
0.00%, 04/18/36(g)(h)	250,000	142,991
0.00%, 06/29/37(g)(h)	850,000	465,967
Landwirtschaftliche Rentenbank
2.00%, 01/13/25(g)	850,000	809,373
2.38%, 06/10/25(g)	600,000	571,834
See financial notes
Schwab Fixed-Income ETFs | Annual Report104

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.88%, 03/30/26(g)	500,000	447,641
1.75%, 07/27/26(g)	500,000	457,784
2.50%, 11/15/27(g)	500,000	463,387
0.88%, 09/03/30(g)	750,000	591,241
		22,581,692
Japan 0.2%
Japan Bank for International Cooperation
2.50%, 05/23/24	1,150,000	1,112,709
1.75%, 10/17/24	500,000	472,908
2.50%, 05/28/25	200,000	189,940
0.63%, 07/15/25	700,000	631,935
1.88%, 07/21/26	350,000	317,782
2.25%, 11/04/26	1,400,000	1,280,958
2.88%, 06/01/27	1,450,000	1,351,215
2.88%, 07/21/27	650,000	605,112
2.75%, 11/16/27	700,000	644,447
3.25%, 07/20/28	400,000	374,229
3.50%, 10/31/28	350,000	330,289
2.13%, 02/16/29	400,000	347,276
2.00%, 10/17/29	700,000	594,661
1.25%, 01/21/31	250,000	195,137
1.88%, 04/15/31	1,250,000	1,020,578
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	182,548
2.75%, 04/27/27	400,000	370,825
1.00%, 07/22/30	370,000	284,275
1.75%, 04/28/31	350,000	282,356
		10,589,180
Norway 0.1%
Equinor A.S.A.
2.65%, 01/15/24	450,000	439,256
3.70%, 03/01/24	550,000	543,027
3.25%, 11/10/24	150,000	146,461
2.88%, 04/06/25(a)	450,000	431,704
1.75%, 01/22/26(a)	250,000	228,840
3.00%, 04/06/27(a)	150,000	140,366
7.25%, 09/23/27	50,000	55,599
3.63%, 09/10/28(a)	350,000	332,205
3.13%, 04/06/30(a)	450,000	405,234
2.38%, 05/22/30(a)	250,000	213,267
3.63%, 04/06/40(a)	200,000	164,498
4.25%, 11/23/41	200,000	176,469
3.95%, 05/15/43	300,000	251,799
4.80%, 11/08/43	260,000	245,281
3.25%, 11/18/49(a)	350,000	256,443
3.70%, 04/06/50(a)	450,000	359,496
		4,389,945
Republic of Korea 0.1%
Export-Import Bank of Korea
2.38%, 06/25/24	450,000	433,269
1.25%, 01/18/25	300,000	278,361
2.88%, 01/21/25	700,000	671,285
1.88%, 02/12/25	200,000	187,451
3.25%, 11/10/25	750,000	713,488
2.63%, 05/26/26	250,000	233,382
3.25%, 08/12/26	200,000	190,046
1.13%, 12/29/26	550,000	477,599
1.63%, 01/18/27	300,000	264,783
2.38%, 04/21/27	250,000	226,163
1.25%, 09/21/30	700,000	537,907
2.13%, 01/18/32	350,000	280,757
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Korea Development Bank
3.75%, 01/22/24	300,000	296,402
0.40%, 03/09/24	200,000	189,577
2.13%, 10/01/24	350,000	333,357
3.38%, 09/16/25	500,000	479,106
3.00%, 01/13/26	200,000	190,155
0.80%, 07/19/26	400,000	348,638
1.00%, 09/09/26	250,000	218,453
2.00%, 09/12/26	350,000	317,248
1.63%, 01/19/31	450,000	354,337
2.00%, 10/25/31	250,000	199,270
4.25%, 09/08/32	200,000	190,079
		7,611,113
Sweden 0.0%
Svensk Exportkredit AB
1.75%, 12/12/23	500,000	485,534
0.38%, 03/11/24	500,000	473,978
0.38%, 07/30/24	350,000	327,045
0.63%, 10/07/24	200,000	186,187
0.63%, 05/14/25	650,000	593,443
0.50%, 08/26/25	500,000	449,827
2.25%, 03/22/27	350,000	322,070
		2,838,084
		51,656,261
U.S. 1.2%
Fannie Mae
2.50%, 02/05/24	4,500,000	4,390,881
1.63%, 01/07/25	1,000,000	944,925
0.63%, 04/22/25	2,000,000	1,835,378
0.50%, 06/17/25	3,000,000	2,731,620
0.38%, 08/25/25	3,500,000	3,158,888
0.50%, 11/07/25	4,000,000	3,597,010
2.13%, 04/24/26	6,000,000	5,622,409
0.75%, 10/08/27	5,000,000	4,301,287
7.13%, 01/15/30	527,000	624,662
7.25%, 05/15/30	1,000,000	1,200,490
0.88%, 08/05/30	1,000,000	795,446
6.63%, 11/15/30	2,700,000	3,160,435
5.63%, 07/15/37	1,500,000	1,671,202
Federal Farm Credit Banks Funding Corp.
0.25%, 02/26/24	800,000	760,565
3.10%, 06/28/24	2,000,000	1,955,175
4.50%, 11/18/24	1,500,000	1,497,713
Federal Home Loan Banks
2.50%, 02/13/24	1,600,000	1,562,764
2.13%, 02/28/24	1,500,000	1,459,706
4.75%, 03/08/24	1,000,000	998,530
2.88%, 06/14/24	1,075,000	1,045,654
1.50%, 08/15/24	2,000,000	1,902,066
5.38%, 08/15/24	1,750,000	1,766,602
4.50%, 10/03/24	1,500,000	1,500,325
0.50%, 04/14/25	2,000,000	1,834,402
0.50%, 06/13/25	2,000,000	1,819,325
0.38%, 09/04/25	1,000,000	902,519
1.25%, 12/21/26	500,000	447,415
3.25%, 11/16/28	5,000,000	4,806,947
5.50%, 07/15/36	400,000	442,127
Freddie Mac
1.50%, 02/12/25	5,000,000	4,707,943
0.38%, 07/21/25	4,000,000	3,620,826
0.38%, 09/23/25	6,000,000	5,402,965
6.75%, 09/15/29	500,000	577,324
See financial notes
105Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.75%, 03/15/31	1,564,000	1,845,502
6.25%, 07/15/32	700,000	817,074
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	1,938,805
6.75%, 11/01/25	488,000	518,583
2.88%, 02/01/27	500,000	477,046
5.25%, 09/15/39	750,000	779,166
4.63%, 09/15/60	100,000	94,154
		79,515,856
		131,172,117

Local Authority 0.8%
Foreign 0.2%
Canada 0.2%
Hydro-Quebec
8.05%, 07/07/24	810,000	847,729
Province of Alberta
2.95%, 01/23/24	500,000	490,259
1.88%, 11/13/24	700,000	664,979
1.00%, 05/20/25	200,000	184,195
3.30%, 03/15/28	600,000	568,750
1.30%, 07/22/30	700,000	560,507
Province of British Columbia
1.75%, 09/27/24	350,000	332,982
2.25%, 06/02/26	500,000	465,702
0.90%, 07/20/26	600,000	531,711
1.30%, 01/29/31	750,000	598,324
Province of Manitoba
2.60%, 04/16/24	250,000	243,030
3.05%, 05/14/24	250,000	244,199
2.13%, 06/22/26	300,000	277,597
1.50%, 10/25/28	250,000	212,356
Province of New Brunswick
3.63%, 02/24/28	100,000	96,394
Province of Ontario
3.05%, 01/29/24	750,000	735,807
3.20%, 05/16/24	550,000	537,978
0.63%, 01/21/26	750,000	667,505
1.05%, 04/14/26	750,000	671,388
2.50%, 04/27/26	600,000	562,298
2.30%, 06/15/26	550,000	510,897
1.05%, 05/21/27	400,000	347,104
2.00%, 10/02/29	400,000	344,500
1.13%, 10/07/30	500,000	393,269
1.60%, 02/25/31	500,000	405,793
1.80%, 10/14/31	500,000	405,789
2.13%, 01/21/32	250,000	207,895
Province of Quebec
7.13%, 02/09/24	300,000	306,902
2.50%, 04/09/24	200,000	194,258
2.88%, 10/16/24	450,000	436,267
1.50%, 02/11/25	700,000	657,576
0.60%, 07/23/25	950,000	861,852
2.50%, 04/20/26	300,000	282,480
2.75%, 04/12/27	400,000	375,247
7.50%, 09/15/29	468,000	549,727
1.35%, 05/28/30	400,000	323,936
1.90%, 04/21/31	300,000	249,107
		16,346,289
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
U.S. 0.6%
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	124,916
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
5.94%, 02/15/47	200,000	207,908
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	480,000	504,705
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	320,806
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	500,000	575,650
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	300,000	368,638
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	350,000	428,486
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,050,000	1,275,063
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,000,000	1,263,925
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	800,000	971,407
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	615,000	750,246
California State University
RB Series 2017B
3.90%, 11/01/47(a)	100,000	82,804
Series B
2.72%, 11/01/52	400,000	256,814
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	150,000	167,217
Series C
4.47%, 01/01/49	150,000	133,829
Series C
4.57%, 01/01/54	50,000	45,062
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	435,000	481,342
RB (Pension Funding) Series 2008B
6.90%, 12/01/40	195,000	215,995
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	93,802
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	220,506
City of San Antonio TX Electric & Gas Systems Revenue
2.91%, 02/01/48(a)	125,000	87,201
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	150,000	161,555
RB Series 2012
4.43%, 02/01/42	200,000	182,548
City of San Francisco CA Public Utilities Commission Water Revenue
RB (Build America Bonds) Series 2010
6.95%, 11/01/50	150,000	182,310
See financial notes
Schwab Fixed-Income ETFs | Annual Report106

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series A
3.30%, 11/01/39(a)	250,000	196,964
City of Tucson AZ
Series A, (AGM)
2.86%, 07/01/47	650,000	440,166
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	215,000	188,645
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	103,014
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	400,000	389,962
Series D
2.66%, 09/01/39	143,092	110,845
Series D
2.81%, 09/01/43	150,000	106,182
Series H
2.90%, 09/01/49	300,000	202,239
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	207,550
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	400,000	422,325
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	416,413
County of Cook IL
GO (Build America Bonds) Series D
6.23%, 11/15/34	50,000	53,694
County of Miami-Dade FL Water & Sewer System Revenue
Series C
3.49%, 10/01/42 (a)	150,000	119,777
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	242,622
Series B
6.00%, 12/01/44	300,000	330,580
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	157,964
Dallas Fort Worth International Airport
Series A
2.99%, 11/01/38	150,000	120,134
Series A
3.14%, 11/01/45	20,000	14,896
Series C
3.09%, 11/01/40(a)	160,000	121,101
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	356,014
Dallas/Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	150,000	104,990
District of Columbia
Series E
5.59%, 12/01/34	350,000	363,378
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	185,000	159,932
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	50,000	54,358
Foothill-Eastern Transportation Corridor Agency
Series A
4.09%, 01/15/49(a)	100,000	76,402
Series A
3.92%, 01/15/53(a)	100,000	71,546
Golden State Tobacco Securitization Corp.
3.00%, 06/01/46	175,000	157,558
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	202,975
Series B
3.24%, 10/01/52(a)	300,000	214,485
Illinois
4.95%, 06/01/23	150,000	149,672
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	150,000	152,205
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	125,000	128,330
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	2,445,000	2,341,529
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	100,000	97,322
Series B
4.53%, 01/01/35	200,000	192,851
Los Angeles Community College District
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	85,000	106,025
GO Bonds Series 2020
1.61%, 08/01/28	125,000	106,858
GO Bonds Series 2020
1.81%, 08/01/30	200,000	163,311
GO Bonds Series 2020
2.11%, 08/01/32(a)	350,000	273,879
Los Angeles Department of Water & Power System Revenue
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	294,587
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.76%, 07/01/29	300,000	309,445
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	225,000	235,002
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	450,000	503,537
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40(a)	100,000	70,645
RB Series D
3.20%, 07/01/50	100,000	66,471
Massachusetts School Building Authority
RB Series B
1.75%, 08/15/30	500,000	406,968
RB Series B
3.40%, 10/15/40(a)	100,000	79,178
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	200,000	190,928
See financial notes
107Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Metropolitan Transportation Authority
RB (Build America Bonds) Series C
7.34%, 11/15/39	350,000	428,817
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	703,258
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/38	250,000	262,337
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	278,633
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	180,588
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	75,000	56,655
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	147,000	156,377
RB (Build America Bonds) Series A
6.64%, 04/01/57	240,000	257,296
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	516,000	555,743
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	400,000	403,007
RB (Build America Bonds) Series B
6.56%, 12/15/40	50,000	53,607
RB Series 2019B
4.13%, 06/15/42	250,000	201,203
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	500,000	618,683
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	650,000	781,587
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	450,000	455,727
New York City Water & Sewer System
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	274,972
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	300,000	322,085
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	274,131
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	200,000	205,635
RB Series 2009F
5.63%, 03/15/39	200,000	205,084
Series B
3.14%, 07/01/43	200,000	155,565
Series F
3.11%, 02/15/39	200,000	156,855
New York State Thruway Authority
Series M
2.90%, 01/01/35	150,000	122,561
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	185,000	190,401
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	350,000	419,415
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	650,000	657,470
Series A
3.80%, 12/01/46	75,000	62,621
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	70,716
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	300,000	309,116
Oregon School Boards Association
Series B
5.55%, 06/30/28	500,000	509,642
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	240,000	252,490
Consolidated Bonds 165th Series
5.65%, 11/01/40	200,000	210,408
Consolidated Bonds 168th Series
4.93%, 10/01/51	650,000	618,079
Consolidated Bonds 174th Series
4.46%, 10/01/62	950,000	828,706
Consolidated Bonds 181st Series
4.96%, 08/01/46	200,000	193,677
Regents of the University of California Medical Center Pooled Revenue
6.55%, 05/15/48	100,000	113,857
6.58%, 05/15/49	200,000	227,523
Series N
3.01%, 05/15/50(a)	200,000	132,138
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	200,000	215,351
Rutgers The State University of New Jersey
Series P
3.92%, 05/01/19(a)	150,000	99,161
Series R
3.27%, 05/01/43	100,000	76,166
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	200,000	157,999
RB Series B
3.82%, 01/01/48	250,000	190,322
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	73,182
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	319,103
San Diego County Water Authority
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	385,818
See financial notes
Schwab Fixed-Income ETFs | Annual Report108

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	500,000	436,727
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	150,000	154,680
State Board of Administration Finance Corp.
Series A
1.26%, 07/01/25	350,000	319,619
Series A
1.71%, 07/01/27	350,000	302,387
Series A
2.15%, 07/01/30	350,000	286,422
State of California
2.38%, 10/01/26	175,000	161,222
7.63%, 03/01/40	100,000	125,955
GO Bonds
7.60%, 11/01/40	300,000	384,366
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	139,286	145,869
State of Oregon Department of Transportation
RB (Build America Bonds) Series 2010A
5.83%, 11/15/34	125,000	134,019
Texas
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	500,000	484,855
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	500,000	527,736
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	350,000	261,571
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44(a)	350,000	240,553
RB (Build America Bonds) Series B
5.18%, 04/01/30	130,000	132,834
University of California
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	300,000	317,285
RB Series 2013AJ
4.60%, 05/15/31	250,000	245,700
RB Series 2015AQ
4.77%, 05/15/15	300,000	246,353
RB Series AD
4.86%, 05/15/12	400,000	339,262
RB Series AS
5.95%, 05/15/45	250,000	267,726
RB Series BG
1.61%, 05/15/30(a)	250,000	197,372
RB Series BJ
3.07%, 05/15/51(a)	250,000	168,018
University of Michigan
Series B
2.44%, 04/01/40 (a)	250,000	178,282
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	250,000	155,702
University of Texas System
RB (Build America Bonds) Series C
4.79%, 08/15/46	50,000	49,323
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50(a)	400,000	239,238
Series B
2.58%, 11/01/51(a)	250,000	159,373
Series C
4.18%, 09/01/17(a)	150,000	110,587
Utah
GO (Build America Bonds) Series B
3.54%, 07/01/25	165,165	162,315
GO (Build America Bonds) Series D
4.55%, 07/01/24	130,000	129,684
Westchester County Local Development Corp.
RB Series 2020
3.85%, 11/01/50 (a)	250,000	171,612
Wisconsin
RB Series A
5.70%, 05/01/26	325,000	329,474
		41,668,077
		58,014,366

Sovereign 1.0%
Canada 0.0%
Canada Government International Bond
1.63%, 01/22/25	1,050,000	993,076
2.88%, 04/28/25	750,000	724,866
0.75%, 05/19/26	250,000	222,472
		1,940,414
Chile 0.1%
Chile Government International Bond
3.13%, 03/27/25	200,000	193,692
3.13%, 01/21/26	200,000	189,984
2.75%, 01/31/27(a)	500,000	461,241
3.24%, 02/06/28(a)	550,000	512,065
2.45%, 01/31/31(a)	650,000	541,301
2.55%, 01/27/32(a)	600,000	492,878
2.55%, 07/27/33(a)	500,000	393,008
3.50%, 01/31/34(a)	500,000	427,892
3.10%, 05/07/41(a)	400,000	288,415
4.34%, 03/07/42(a)	250,000	212,021
3.63%, 10/30/42	100,000	76,578
3.86%, 06/21/47	450,000	352,693
3.50%, 01/25/50(a)	850,000	618,249
4.00%, 01/31/52(a)	350,000	271,271
3.10%, 01/22/61(a)	650,000	407,236
3.25%, 09/21/71(a)	350,000	217,155
		5,655,679
Hungary 0.0%
Hungary Government International Bond
5.38%, 03/25/24	550,000	550,130
7.63%, 03/29/41	400,000	437,082
		987,212
Indonesia 0.1%
Indonesia Government International Bond
3.50%, 01/11/28	450,000	428,746
4.10%, 04/24/28	250,000	246,308
4.75%, 02/11/29	400,000	402,003
3.40%, 09/18/29	200,000	184,733
2.85%, 02/14/30	600,000	540,043
See financial notes
109Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 10/15/30	550,000	520,689
1.85%, 03/12/31(d)	400,000	325,843
3.55%, 03/31/32(a)	350,000	319,335
4.35%, 01/11/48	700,000	604,276
5.35%, 02/11/49	300,000	292,794
3.70%, 10/30/49	200,000	155,124
3.50%, 02/14/50	500,000	373,201
4.20%, 10/15/50	650,000	538,599
3.05%, 03/12/51	350,000	254,152
4.45%, 04/15/70	450,000	378,394
3.35%, 03/12/71	200,000	133,811
		5,698,051
Israel 0.1%
Israel Government International Bond
2.88%, 03/16/26	300,000	285,580
3.25%, 01/17/28	300,000	284,730
2.50%, 01/15/30	300,000	268,590
2.75%, 07/03/30	500,000	455,170
4.50%, 01/30/43	400,000	372,948
4.13%, 01/17/48	250,000	219,577
3.38%, 01/15/50	600,000	460,586
3.88%, 07/03/50	650,000	546,058
4.50%, 04/03/20	300,000	263,242
		3,156,481
Italy 0.1%
Italy Government International Bond
2.38%, 10/17/24	1,200,000	1,131,837
1.25%, 02/17/26	800,000	695,978
2.88%, 10/17/29	700,000	582,086
5.38%, 06/15/33	604,000	580,124
4.00%, 10/17/49	750,000	538,174
3.88%, 05/06/51	750,000	498,073
		4,026,272
Mexico 0.2%
Mexico Government International Bond
3.90%, 04/27/25(a)	200,000	197,578
4.13%, 01/21/26	700,000	683,581
4.15%, 03/28/27	800,000	781,240
3.75%, 01/11/28	650,000	615,284
4.50%, 04/22/29	1,050,000	1,004,739
3.25%, 04/16/30(a)	800,000	699,038
2.66%, 05/24/31(a)	1,050,000	848,917
8.30%, 08/15/31	350,000	412,413
4.75%, 04/27/32(a)	850,000	798,221
7.50%, 04/08/33	250,000	280,279
6.75%, 09/27/34	650,000	681,612
6.05%, 01/11/40	850,000	826,428
4.28%, 08/14/41(a)	750,000	580,327
4.75%, 03/08/44	1,200,000	970,545
5.55%, 01/21/45	800,000	719,816
4.60%, 01/23/46	800,000	623,844
4.35%, 01/15/47	450,000	338,175
4.60%, 02/10/48	800,000	620,171
4.50%, 01/31/50(a)	725,000	552,481
5.00%, 04/27/51(a)	850,000	692,428
3.77%, 05/24/61(a)	1,050,000	667,101
5.75%, 10/12/10	850,000	718,630
		14,312,848
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Panama 0.1%
Panama Government International Bond
3.75%, 03/16/25(a)	400,000	387,422
7.13%, 01/29/26	350,000	370,245
8.88%, 09/30/27	250,000	288,899
3.88%, 03/17/28(a)	400,000	378,634
9.38%, 04/01/29	300,000	357,989
3.16%, 01/23/30(a)	625,000	538,964
2.25%, 09/29/32(a)	950,000	707,348
6.70%, 01/26/36	550,000	576,302
4.50%, 05/15/47	400,000	308,827
4.50%, 04/16/50(a)	800,000	606,663
4.30%, 04/29/53	600,000	437,291
4.50%, 04/01/56(a)	850,000	625,676
3.87%, 07/23/60(a)	725,000	470,579
4.50%, 01/19/63(a)	250,000	177,355
		6,232,194
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	500,000	525,027
2.39%, 01/23/26(a)	350,000	323,286
4.13%, 08/25/27	500,000	481,139
2.84%, 06/20/30	250,000	212,411
2.78%, 01/23/31(a)	1,050,000	873,547
1.86%, 12/01/32(a)	425,000	311,436
8.75%, 11/21/33	450,000	550,684
3.00%, 01/15/34(a)	500,000	396,258
6.55%, 03/14/37	350,000	370,348
3.30%, 03/11/41(a)	450,000	329,446
5.63%, 11/18/50	700,000	695,403
3.55%, 03/10/51(a)	400,000	286,053
2.78%, 12/01/60(a)	650,000	381,703
3.60%, 01/15/72(a)	350,000	229,483
3.23%, 07/28/21(a)	250,000	146,664
		6,112,888
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	550,000	546,293
9.50%, 10/21/24	100,000	108,935
10.63%, 03/16/25	300,000	339,541
5.50%, 03/30/26	400,000	411,212
3.00%, 02/01/28	650,000	606,369
3.75%, 01/14/29	600,000	574,815
9.50%, 02/02/30	725,000	925,149
2.46%, 05/05/30	350,000	306,769
7.75%, 01/14/31	750,000	897,601
1.65%, 06/10/31	400,000	321,075
6.38%, 01/15/32	350,000	390,258
6.38%, 10/23/34	700,000	776,608
5.00%, 01/13/37	500,000	486,720
3.95%, 01/20/40	725,000	615,816
3.70%, 03/01/41	500,000	409,417
3.70%, 02/02/42	1,050,000	857,704
2.95%, 05/05/45	600,000	434,019
2.65%, 12/10/45	500,000	337,072
4.20%, 03/29/47	100,000	85,553
		9,430,926
See financial notes
Schwab Fixed-Income ETFs | Annual Report110

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Poland 0.0%
Republic of Poland Government International Bond
4.00%, 01/22/24	700,000	691,987
3.25%, 04/06/26	744,000	714,613
5.75%, 11/16/32(a)	250,000	266,642
		1,673,242
Republic of Korea 0.0%
Korea International Bond
2.75%, 01/19/27	450,000	423,342
3.50%, 09/20/28	200,000	191,074
2.50%, 06/19/29	350,000	315,659
1.00%, 09/16/30	200,000	157,966
1.75%, 10/15/31	200,000	164,010
4.13%, 06/10/44	200,000	184,170
3.88%, 09/20/48	200,000	174,957
		1,611,178
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	266,666	266,767
4.38%, 10/27/27	550,000	556,644
4.38%, 01/23/31(a)	950,000	946,871
7.63%, 03/21/36	300,000	381,161
4.13%, 11/20/45	250,000	231,516
5.10%, 06/18/50	1,000,000	984,308
4.98%, 04/20/55	800,000	767,845
		4,135,112
		64,972,497

Supranational* 1.3%
African Development Bank
0.75%, 04/03/23	200,000	198,096
3.38%, 07/07/25	300,000	292,568
0.88%, 07/22/26	800,000	708,854
4.38%, 11/03/27	500,000	502,741
Arab Petroleum Investments Corp.
1.48%, 10/06/26 (c)	125,000	110,474
Asian Development Bank
1.63%, 01/24/23	400,000	399,419
0.25%, 07/14/23	450,000	439,464
0.25%, 10/06/23	750,000	724,397
2.63%, 01/30/24	695,000	679,018
0.38%, 06/11/24	1,400,000	1,316,527
0.63%, 10/08/24	125,000	116,623
1.50%, 10/18/24	1,700,000	1,609,697
2.00%, 01/22/25	1,650,000	1,570,852
0.63%, 04/29/25	1,100,000	1,008,898
0.38%, 09/03/25	750,000	675,148
0.50%, 02/04/26	1,050,000	934,168
1.00%, 04/14/26	500,000	449,479
2.00%, 04/24/26	500,000	464,350
2.63%, 01/12/27	1,000,000	942,588
1.50%, 01/20/27	1,000,000	900,417
2.50%, 11/02/27	1,188,000	1,101,215
2.75%, 01/19/28	250,000	233,859
1.25%, 06/09/28	300,000	257,627
5.82%, 06/16/28	300,000	322,468
1.88%, 03/15/29	550,000	481,842
1.75%, 09/19/29	1,150,000	990,873
1.88%, 01/24/30	1,000,000	861,946
0.75%, 10/08/30	1,150,000	895,844
1.50%, 03/04/31	500,000	411,056
3.13%, 04/27/32	200,000	185,567
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Asian Infrastructure Investment Bank
2.25%, 05/16/24	950,000	917,641
0.50%, 10/30/24	1,000,000	927,537
0.50%, 05/28/25	950,000	863,274
0.50%, 01/27/26	1,225,000	1,083,758
Corp. Andina de Fomento
3.75%, 11/23/23	250,000	246,297
1.25%, 10/26/24	100,000	92,918
1.63%, 09/23/25	500,000	456,227
5.25%, 11/21/25	100,000	99,796
2.25%, 02/08/27	200,000	179,633
Council of Europe Development Bank
0.25%, 10/20/23	400,000	385,520
2.50%, 02/27/24	315,000	306,960
1.38%, 02/27/25	350,000	328,058
0.88%, 09/22/26	300,000	264,663
European Bank for Reconstruction & Development
1.63%, 09/27/24	300,000	285,196
0.50%, 05/19/25	850,000	775,526
0.50%, 11/25/25	700,000	627,103
0.50%, 01/28/26	850,000	756,850
European Investment Bank
3.13%, 12/14/23	550,000	541,652
3.25%, 01/29/24	1,875,000	1,844,810
2.63%, 03/15/24	1,600,000	1,560,583
2.25%, 06/24/24	450,000	434,682
2.50%, 10/15/24	500,000	482,913
1.88%, 02/10/25	1,100,000	1,043,883
1.63%, 03/14/25	1,525,000	1,437,535
0.63%, 07/25/25	1,075,000	979,241
0.38%, 03/26/26	1,450,000	1,280,010
2.13%, 04/13/26	800,000	748,179
0.75%, 10/26/26	625,000	549,054
1.38%, 03/15/27	1,000,000	894,926
2.38%, 05/24/27	667,000	620,796
1.75%, 03/15/29	750,000	654,562
0.88%, 05/17/30	255,000	203,555
0.75%, 09/23/30	300,000	235,251
1.25%, 02/14/31(d)	1,400,000	1,140,825
1.63%, 05/13/31	500,000	418,031
4.88%, 02/15/36	950,000	1,013,613
Inter-American Development Bank
0.50%, 05/24/23	300,000	295,167
0.25%, 11/15/23	250,000	240,284
2.63%, 01/16/24	1,150,000	1,124,238
3.00%, 02/21/24	750,000	735,230
0.50%, 09/23/24	250,000	233,097
2.13%, 01/15/25	1,400,000	1,336,578
1.75%, 03/14/25	1,350,000	1,275,015
0.88%, 04/03/25	650,000	601,124
0.63%, 07/15/25	750,000	683,115
0.88%, 04/20/26	1,250,000	1,119,197
2.00%, 06/02/26	550,000	509,351
2.00%, 07/23/26	500,000	462,070
2.38%, 07/07/27	1,200,000	1,111,774
0.63%, 09/16/27	750,000	637,236
1.13%, 07/20/28	750,000	637,317
3.13%, 09/18/28	1,700,000	1,608,142
2.25%, 06/18/29	1,400,000	1,250,119
1.13%, 01/13/31	550,000	439,733
3.88%, 10/28/41	150,000	138,914
3.20%, 08/07/42	200,000	166,681
4.38%, 01/24/44	350,000	344,903
International Bank for Reconstruction & Development
2.50%, 03/19/24	1,000,000	973,640
1.50%, 08/28/24	1,350,000	1,283,327
See financial notes
111Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 11/25/24	1,400,000	1,347,565
1.63%, 01/15/25	1,450,000	1,371,765
0.75%, 03/11/25	1,650,000	1,524,957
0.63%, 04/22/25	2,825,000	2,592,301
0.38%, 07/28/25	200,000	180,848
2.50%, 07/29/25	2,075,000	1,981,585
0.50%, 10/28/25	2,000,000	1,797,842
3.13%, 11/20/25	450,000	435,235
0.88%, 07/15/26	750,000	667,267
1.88%, 10/27/26	250,000	229,191
3.13%, 06/15/27	500,000	479,407
2.50%, 11/22/27	200,000	185,461
0.75%, 11/24/27	1,850,000	1,573,276
1.38%, 04/20/28	1,500,000	1,302,609
1.13%, 09/13/28	1,000,000	847,946
1.75%, 10/23/29	950,000	817,426
0.88%, 05/14/30	2,000,000	1,592,031
0.75%, 08/26/30	1,200,000	936,752
1.25%, 02/10/31	1,050,000	848,737
1.63%, 11/03/31	750,000	615,739
2.50%, 03/29/32	1,000,000	881,012
4.75%, 02/15/35	450,000	468,214
International Finance Corp.
2.88%, 07/31/23	200,000	197,805
1.38%, 10/16/24	750,000	708,939
0.38%, 07/16/25	500,000	452,787
3.63%, 09/15/25	400,000	392,813
0.75%, 08/27/30	750,000	586,060
Nordic Investment Bank
0.38%, 05/19/23	400,000	393,522
2.25%, 05/21/24	200,000	193,408
2.63%, 04/04/25	400,000	384,862
0.38%, 09/11/25	400,000	359,672
0.50%, 01/21/26	250,000	222,662
3.38%, 09/08/27	100,000	96,604
		88,339,685
Total Government Related (Cost $386,043,945)		342,498,665

SECURITIZED 29.8% OF NET ASSETS

Asset-Backed Securities 0.2%
Auto Backed 0.0%
Ally Auto Receivables Trust 2019-4
Series 2019-4, Class A4
1.92%, 01/15/25 (a)	2,000,000	1,977,140
Credit Card 0.2%
American Express Credit Account Master Trust
Series 2018-2, Class A
3.01%, 10/15/25 (a)	5,200,000	5,181,683
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	2,000,000	1,826,398
Discover Card Execution Note Trust
Series 2018-A1, Class A1
3.03%, 08/15/25 (a)	2,100,000	2,095,619
		9,103,700
Utilities 0.0%
Duke Energy Florida Project Finance LLC
2.54%, 09/01/29	247,412	223,842
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/37	125,000	101,210
PG&E Energy Recovery Funding LLC
2.82%, 07/15/46	100,000	70,820
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/30	140,726	134,088
4.26%, 06/01/36	150,000	141,099
4.38%, 06/01/39	125,000	112,439
4.45%, 12/01/47	400,000	354,256
4.67%, 12/01/51	275,000	245,093
5.10%, 06/01/52	300,000	286,444
		1,669,291
		12,750,131

Commercial Mortgage-Backed Security 2.1%
BANK
Series 2017-BNK7, Class A5
3.44%, 09/15/60(a)	1,000,000	924,011
Series 2017-BNK8, Class A4
3.49%, 11/15/50(a)	600,000	553,748
Series 2017-BNK9, Class A4
3.54%, 11/15/54(a)	1,000,000	926,512
Series 2019-BN19, Class A3
3.18%, 08/15/61(a)	800,000	706,680
Series 2020-BN26, Class A4
2.40%, 03/15/63(a)	700,000	585,294
BBCMS Mortgage Trust 2018-C2
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	1,150,000	1,076,690
BBCMS Mortgage Trust 2022-C15
Series 2022-C15, Class A5
3.66%, 04/15/55 (a)	3,145,000	2,816,663
Benchmark 2019-B12 Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	1,875,000	1,666,039
Benchmark 2019-B13 Mortgage Trust
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	2,600,000	2,278,679
Benchmark 2019-B9 Mortgage Trust
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	2,600,000	2,447,273
Benchmark 2020-B16 Mortgage Trust
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,073,000	921,662
Benchmark 2020-B18 Mortgage Trust
Series 2020-B18, Class A5
1.93%, 07/15/53 (a)	1,845,000	1,486,824
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,606,841
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,599,262
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48(a)	5,325,000	5,076,860
Series 2016-C4, Class A4
3.28%, 05/10/58(a)	1,000,000	929,462
Series 2016-C7, Class A3
3.84%, 12/10/54(a)	3,625,000	3,415,434
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4
4.13%, 11/10/46(a)	615,000	606,202
See financial notes
Schwab Fixed-Income ETFs | Annual Report112

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2014-GC23, Class A4
3.62%, 07/10/47(a)	1,000,000	965,219
Series 2014-GC25, Class A4
3.64%, 10/10/47(a)	210,000	202,277
Series 2016-GC36, Class A5
3.62%, 02/10/49(a)	3,350,000	3,167,678
Series 2016-GC37, Class A4
3.31%, 04/10/49(a)	600,000	561,298
Series 2017-C4, Class A4
3.47%, 10/12/50(a)	5,600,000	5,154,942
Series 2017-P7, Class A4
3.71%, 04/14/50(a)	500,000	467,798
COMM Mortgage Trust
Series 2013-CR11, Class A3
3.98%, 08/10/50(a)	449,861	447,178
Series 2014-CR14, Class A3
3.96%, 02/10/47(a)	240,000	236,713
Series 2014-CR16, Class ASB
3.65%, 04/10/47(a)	121,771	120,284
Series 2014-CR19, Class ASB
3.50%, 08/10/47(a)	138,850	136,239
Series 2014-CR21, Class A3
3.53%, 12/10/47(a)	166,813	160,732
Series 2014-LC15, Class A4
4.01%, 04/10/47(a)	400,000	391,975
Series 2015-CR22, Class A5
3.31%, 03/10/48(a)	750,000	714,801
Series 2015-CR24, Class A5
3.70%, 08/10/48(a)	400,000	381,541
Series 2015-LC23, Class A4
3.77%, 10/10/48(a)	440,000	419,182
Series 2015-PC1, Class A5
3.90%, 07/10/50(a)	497,400	478,513
Series 2016-CR28, Class A4
3.76%, 02/10/49(a)	2,700,000	2,568,320
Series 2016-DC2, Class A5
3.77%, 02/10/49(a)	100,000	95,090
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4
3.51%, 04/15/50(a)	1,308,000	1,238,240
Series 2015-C3, Class A4
3.72%, 08/15/48(a)	300,000	286,574
Series 2019-C17, Class A5
3.02%, 09/15/52(a)	2,238,000	1,944,635
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(i)	100,000	94,491
Fannie Mae
Series 2015-M13, Class A2
2.70%, 06/25/25(a)(i)	102,021	97,450
Series 2015-M3, Class A2
2.72%, 10/25/24(a)	376,092	364,333
Series 2016-M6, Class A2
2.49%, 05/25/26(a)	2,291,221	2,148,307
Freddie Mac
Series K042, Class A2
2.67%, 12/25/24(a)	100,000	96,310
Series K046, Class A2
3.21%, 03/25/25(a)	920,000	890,020
Series K048, Class A2
3.28%, 06/25/25(a)(i)	838,000	810,922
Series K053, Class A2
3.00%, 12/25/25(a)	950,000	908,862
Series K054, Class A2
2.75%, 01/25/26(a)	300,000	284,782
Series K055, Class A2
2.67%, 03/25/26(a)	750,000	708,645
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K058, Class A2
2.65%, 08/25/26(a)	750,000	703,661
Series K061, Class A2
3.35%, 11/25/26(a)(i)	520,000	499,105
Series K062, Class A2
3.41%, 12/25/26(a)	257,767	247,655
Series K064, Class A2
3.22%, 03/25/27(a)	107,000	102,001
Series K070, Class A2
3.30%, 11/25/27(a)(i)	308,000	293,364
Series K071, Class A2
3.29%, 11/25/27(a)	4,768,000	4,536,571
Series K072, Class A2
3.44%, 12/25/27(a)	1,500,000	1,437,170
Series K074, Class A2
3.60%, 01/25/28(a)	8,175,000	7,883,645
Series K078, Class A2
3.85%, 06/25/28(a)	1,183,000	1,151,027
Series K083, Class A2
4.05%, 09/25/28(a)(i)	2,100,000	2,055,703
Series K085, Class A2
4.06%, 10/25/28(a)(i)	900,000	878,219
Series K087, Class A2
3.77%, 12/25/28(a)	2,560,000	2,467,130
Series K088, Class A2
3.69%, 01/25/29(a)	2,600,000	2,492,336
Series K089, Class A2
3.56%, 01/25/29(a)	2,990,000	2,845,838
Series K100, Class A2
2.67%, 09/25/29(a)	800,000	716,829
Series K103, Class A2
2.65%, 11/25/29(a)	2,200,000	1,963,849
Series K112, Class A2
1.31%, 05/25/30(a)	2,000,000	1,603,096
Series K-1511, Class A2
3.47%, 03/25/31(a)	500,000	465,920
Series K-1512, Class A2
2.99%, 05/25/31(a)	1,425,000	1,282,000
Series K154, Class A2
3.42%, 04/25/32(a)	1,760,000	1,651,757
Series K155, Class A3
3.75%, 04/25/33(a)	835,000	781,799
Series K157, Class A2
3.99%, 05/25/33(a)	1,700,000	1,643,021
Series K733, Class A2
3.75%, 08/25/25(a)(i)	1,500,000	1,462,461
Series K735, Class A2
2.86%, 05/25/26(a)	99,449	94,287
Series KS03, Class A4
3.16%, 05/25/25(a)(i)	250,000	242,217
GS Mortgage Securities Trust
Series 2013-GC13, Class A5
4.04%, 07/10/46(a)(i)	649,000	643,392
Series 2013-GC14, Class A5
4.24%, 08/10/46(a)	700,000	684,803
Series 2016-GS4, Class A4
3.44%, 11/10/49(a)	365,000	339,620
Series 2020-GC45, Class A5
2.91%, 02/13/53(a)	3,500,000	3,009,209
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-C20, Class A4A1
3.54%, 07/15/47(a)	487,255	468,273
Series 2015-JP1, Class A4
3.65%, 01/15/49(a)	600,000	570,954
JPMBB Commercial Mortgage Securities Trust
Series 2015-C28, Class A4
3.23%, 10/15/48(a)	2,000,000	1,900,573
See financial notes
113Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2015-C29, Class A4
3.61%, 05/15/48(a)	1,000,000	955,176
Series 2015-C33, Class A4
3.77%, 12/15/48(a)	1,150,000	1,098,951
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4
4.07%, 07/15/46(a)(i)	180,000	178,457
Series 2013-C11, Class A4
4.20%, 08/15/46(a)(i)	1,000,000	987,317
Series 2014-C16, Class A5
3.89%, 06/15/47(a)	270,000	262,923
Series 2015-C24, Class A4
3.73%, 05/15/48(a)	93,000	88,717
Series 2015-C24, Class ASB
3.48%, 05/15/48(a)	510,070	495,913
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.81%, 12/15/48(a)	400,000	380,659
Series 2017-H1, Class A4
3.26%, 06/15/50(a)	250,000	231,169
Series 2017-HR2, Class A4
3.59%, 12/15/50(a)	1,300,000	1,200,151
Series 2020-HR8, Class A4
2.04%, 07/15/53(a)	3,000,000	2,415,543
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50(a)	1,550,000	1,427,864
Series 2017-C6, Class A5
3.58%, 12/15/50(a)	1,000,000	923,304
Series 2019-C18, Class A4
3.04%, 12/15/52(a)	500,000	433,483
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4
4.22%, 07/15/46(a)(i)	640,000	633,487
Series 2014-LC16 Class A4
3.55%, 08/15/50(a)	565,070	549,616
Series 2015-C28, Class A3
3.29%, 05/15/48(a)	993,376	945,129
Series 2015-C30, Class A4
3.66%, 09/15/58(a)	723,000	688,878
Series 2015-C31, Class A3
3.43%, 11/15/48(a)	1,188,128	1,140,465
Series 2015-P2, Class A4
3.81%, 12/15/48(a)	1,500,000	1,428,051
Series 2016-NXS5, Class A4
3.37%, 01/15/59(a)	1,375,000	1,309,996
Series 2016-NXS5, Class A6
3.64%, 01/15/59(a)	2,000,000	1,882,424
Series 2016-NXS6, Class A4
2.92%, 11/15/49(a)	150,000	137,482
Series 2017-C40, Class A4
3.58%, 10/15/50(a)	1,551,000	1,437,807
Series 2017-C41, Class A4
3.47%, 11/15/50(a)	2,000,000	1,842,727
Series 2018-C44, Class A5
4.21%, 05/15/51(a)	1,500,000	1,423,259
Series 2018-C47, Class A3
4.18%, 09/15/61(a)	1,275,000	1,206,439
Series 2019-C50, Class A5
3.73%, 05/15/52(a)	1,000,000	914,251
Series 2019-C53, Class A4
3.04%, 10/15/52(a)	4,000,000	3,491,161
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-NXS4, Class A4
3.72%, 12/15/48 (a)	2,000,000	1,901,248
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wells Fargo Commercial Mortgage Trust 2016-C32
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	500,000	472,254
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	2,400,000	2,213,955
Wells Fargo Commercial Mortgage Trust 2019-C54
Series 2019-C54, Class A4
3.15%, 12/15/52 (a)	800,000	699,821
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	750,000	636,594
Wells Fargo Commercial Mortgage Trust 2020-C58
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	3,000,000	2,396,803
WFRBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.34%, 06/15/46(a)	547,687	541,752
Series 2013-C15, Class A4
4.15%, 08/15/46(a)(i)	520,000	514,009
Series 2014-C19, Class A4
3.83%, 03/15/47(a)	61,012	59,876
		142,832,083

Mortgage-Backed Securities Pass-Through 27.5%
Fannie Mae
5.50%, 06/01/24 to 10/01/52 (a)	7,150,109	7,311,018
4.50%, 12/01/24 to 09/01/52 (a)	29,736,545	29,320,667
3.50%, 10/01/25 to 08/01/51 (a)	82,378,308	76,976,980
3.00%, 12/01/25 to 05/01/52 (a)	129,373,103	116,980,411
4.00%, 02/01/26 to 08/01/50 (a)	55,137,183	53,031,221
2.50%, 07/01/27 to 05/01/52 (a)	198,214,892	171,155,939
2.00%, 04/01/28 to 05/01/52 (a)	267,990,504	223,225,224
5.00%, 09/01/33 to 08/01/52 (a)	13,771,724	13,834,725
6.50%, 08/01/34 to 05/01/40 (a)	482,297	515,882
6.00%, 04/01/35 to 07/01/41 (a)	1,826,974	1,913,509
1.50%, 09/01/35 to 11/01/51 (a)	54,023,200	44,543,282
1.00%, 03/01/36 to 07/01/36 (a)	1,432,735	1,218,275
Freddie Mac
2.00%, 08/01/23 to 04/01/52 (a)	283,141,198	234,681,533
5.50%, 05/01/24 to 08/01/41 (a)	2,013,294	2,072,731
3.50%, 01/01/26 to 09/01/51 (a)	49,496,512	46,094,931
4.00%, 04/01/26 to 07/01/50 (a)	28,633,229	27,513,042
3.00%, 08/01/26 to 05/01/52 (a)	87,154,859	78,705,203
2.50%, 04/01/27 to 05/01/52 (a)	171,261,044	147,225,399
6.00%, 07/01/33 to 07/01/40 (a)	1,395,985	1,462,428
5.00%, 11/01/33 to 12/01/49 (a)	5,093,262	5,135,252
6.50%, 12/01/33 to 09/01/39 (a)	185,211	198,086
4.50%, 05/01/34 to 09/01/52 (a)	13,090,342	12,883,200
1.50%, 08/01/35 to 08/01/51 (a)	66,698,552	54,188,662
1.00%, 10/01/36(a)	535,074	452,756
Ginnie Mae
3.00%, 01/20/27 to 04/20/52 (a)	78,980,747	71,327,083
2.50%, 03/20/27 to 04/20/52 (a)	99,346,637	86,451,806
3.50%, 09/20/32 to 06/20/51 (a)	58,405,980	54,735,128
5.00%, 03/20/33 to 02/20/48 (a)	4,184,468	4,265,482
5.50%, 10/20/33 to 11/20/44 (a)	597,995	618,915
2.00%, 04/20/36 to 04/20/52 (a)	93,616,355	78,784,168
6.00%, 10/15/36 to 01/20/45 (a)	534,971	564,048
4.50%, 01/20/39 to 02/20/50 (a)	12,730,986	12,633,844
4.00%, 06/15/39 to 02/20/50 (a)	26,518,657	25,603,971
1.50%, 03/20/51 to 10/20/51 (a)	1,502,814	1,201,768
Ginnie Mae II
2.00%, 12/20/51 to 03/20/52 (a)	13,038,342	10,915,606
2.50%, 12/20/51 to 03/20/52 (a)	13,404,698	11,606,986
See financial notes
Schwab Fixed-Income ETFs | Annual Report114

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ginnie Mae TBA
3.00%, 01/23/53(a)(j)	3,500,000	3,112,639
3.50%, 01/23/53(a)(j)	5,000,000	4,588,620
4.00%, 01/23/53(a)(j)	13,000,000	12,296,683
4.50%, 01/23/53(a)(j)	15,000,000	14,544,277
5.00%, 01/23/53(a)(j)	10,000,000	9,903,184
UMBS TBA
3.50%, 02/25/49(a)(j)	17,000,000	15,444,464
4.00%, 01/12/53(a)(j)	27,500,000	25,796,303
4.50%, 01/12/53(a)(j)	24,500,000	23,600,603
5.00%, 01/12/53(a)(j)	26,000,000	25,628,164
5.50%, 01/12/53(a)(j)	8,000,000	8,026,109
2.50%, 12/01/53(a)(j)	14,500,000	12,273,563
3.00%, 12/01/53(a)(j)	8,500,000	7,459,348
		1,872,023,118
Total Securitized (Cost $2,343,633,669)		2,027,605,332

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 2.5% OF NET ASSETS

Money Market Funds 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12% (k)	168,217,046	168,217,046
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12% (k)(l)	2,462,625	2,462,625
		170,679,671
Total Short-Term Investments (Cost $170,679,671)		170,679,671
Total Investments in Securities (Cost $7,773,906,929)		6,949,414,689

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $27,191,649 or 0.4% of net assets.

(d)	All or a portion of this security is on loan. Securities on loan were valued at $2,389,856.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Guaranteed by the Republic of Germany.
(h)	Zero coupon security.
(i)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(j)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(k)	The rate shown is the annualized 7-day yield.
(l)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
UMBS —	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
Below is a summary of the fund’s transactions with affiliated issuers during the period ended December 31, 2022:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 12/31/22	FACE AMOUNT AT 12/31/22	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
The Charles Schwab Corp.
2.65%, 01/25/23	$229,406	$—	($228,444)	$367	($1,026)	($303)	$—	$—	$514
3.55%, 02/01/24	157,614	—	(25,079)	(602)	(6,097)	(2,485)	123,351	125,000	4,891
0.75%, 03/18/24	448,060	—	(47,679)	(2,459)	(16,449)	(1,052)	380,421	400,000	3,235
3.75%, 04/01/24	84,476	—	—	—	(1,671)	(3,957)	78,848	80,000	3,000
3.00%, 03/10/25	—	99,691	(24,007)	(924)	(2,627)	56	72,189	75,000	1,552
4.20%, 03/24/25	217,644	—	(53,712)	(538)	(10,843)	(4,135)	148,416	150,000	6,417
3.63%, 04/01/25	106,668	—	—	—	(7,164)	(1,987)	97,517	100,000	3,605
See financial notes
115Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 12/31/22	FACE AMOUNT AT 12/31/22	INTEREST INCOME EARNED
3.85%, 05/21/25	$188,704	$25,331	$—	$—	($15,043)	($3,596)	$195,396	$200,000	$7,130
3.45%, 02/13/26	107,400	—	(24,208)	(2,305)	(6,426)	(1,752)	72,709	75,000	3,206
0.90%, 03/11/26	366,742	—	(44,432)	(5,804)	(27,862)	(475)	288,169	325,000	3,208
1.15%, 05/13/26	247,038	—	—	—	(24,515)	(54)	222,469	250,000	2,875
3.20%, 03/02/27	214,240	—	(24,449)	(2,483)	(19,431)	(3,035)	164,842	175,000	5,900
2.45%, 03/03/27	—	437,186	(45,913)	(2,763)	(24,158)	1,720	366,072	400,000	7,719
3.30%, 04/01/27	241,650	—	(48,539)	(5,472)	(18,351)	(3,267)	166,021	175,000	6,618
3.20%, 01/25/28	242,089	—	(49,255)	(2,687)	(25,350)	(1,407)	163,390	175,000	6,329
2.00%, 03/20/28	354,686	—	(21,533)	(3,691)	(43,143)	(551)	285,768	325,000	6,874
4.00%, 02/01/29	224,536	—	(55,102)	(241)	(23,677)	(2,632)	142,884	150,000	6,111
3.25%, 05/22/29	215,274	—	(52,728)	333	(25,700)	(954)	136,225	150,000	4,965
2.75%, 10/01/29	157,104	—	(23,403)	(2,805)	(20,912)	(795)	109,189	125,000	3,634
4.63%, 03/22/30	177,897	—	(25,554)	(1,789)	(25,335)	(2,328)	122,891	125,000	6,372
1.65%, 03/11/31	240,508	—	(46,579)	(925)	(38,008)	975	155,971	200,000	3,346
2.30%, 05/13/31	202,140	—	—	—	(37,875)	(446)	163,819	200,000	4,600
1.95%, 12/01/31	245,733	—	(20,483)	(4,131)	(44,781)	353	176,691	225,000	4,633
2.90%, 03/03/32	—	288,959	(42,873)	(5,345)	(28,624)	651	212,768	250,000	5,915
Total	$4,669,609	$851,167	($903,972)	($44,264)	($495,068)	($31,456)	$4,046,016		$112,649

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$1,628,668,613	$—	$1,628,668,613
Treasuries[1]	—	2,779,962,408	—	2,779,962,408
Government Related[1]	—	342,498,665	—	342,498,665
Securitized[1]	—	2,027,605,332	—	2,027,605,332
Short-Term Investments[1]	170,679,671	—	—	170,679,671
Total	$170,679,671	$6,778,735,018	$—	$6,949,414,689

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Fixed-Income ETFs | Annual Report116

Schwab U.S. Aggregate Bond ETF
Statement of Assets and Liabilities

As of December 31, 2022
Assets
Investments in securities, at value - affiliated (cost $4,542,247)		$4,046,016
Investments in securities, at value - unaffiliated (cost $7,769,364,682) including securities on loan of $2,389,856		6,945,368,673
Cash		1,370,006
Deposits with brokers for TBA margin		820,000
Receivables:
Investments sold		110,789,535
Interest		41,743,291
Fund shares sold		9,158,423
Dividends		529,173
Income from securities on loan	+	4,525
Total assets		7,113,829,642

Liabilities
Collateral held for securities on loan		2,462,625
Payables:
Investments bought - delayed-delivery		200,385,903
Investments bought		105,695,792
Management fees	+	175,355
Total liabilities		308,719,675
Net assets		$6,805,109,967

Net Assets by Source
Capital received from investors		$7,923,951,467
Total distributable loss	+	(1,118,841,500)
Net assets		$6,805,109,967

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,805,109,967		148,900,000		$45.70

See financial notes
117Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Statement of Operations

For the period January 1, 2022 through December 31, 2022
Investment Income
Interest received from securities - unaffiliated		$174,449,362
Dividends received from securities - unaffiliated		2,009,847
Interest received from securities - affiliated		81,193
Securities on loan, net	+	52,909
Total investment income		176,593,311

Expenses
Management fees		2,679,264
Proxy fees[1]	+	146,342
Total expenses	–	2,825,606
Net investment income		173,767,705

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(5,105)
Net realized losses on sales of securities - unaffiliated		(262,965,656)
Net realized losses on sales of in-kind redemptions - affiliated		(39,159)
Net realized losses on sales of in-kind redemptions - unaffiliated	+	(25,639,493)
Net realized losses		(288,649,413)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(495,068)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(1,019,688,773)
Net change in unrealized appreciation (depreciation)	+	(1,020,183,841)
Net realized and unrealized losses		(1,308,833,254)
Decrease in net assets resulting from operations		($1,135,065,549)

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
Schwab Fixed-Income ETFs | Annual Report118

Schwab U.S. Aggregate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/22-12/31/22		1/1/21-12/31/21
Net investment income		$173,767,705	$157,734,609
Net realized gains (losses)		(288,649,413)	34,204,386
Net change in unrealized appreciation (depreciation)	+	(1,020,183,841)	(346,508,432)
Decrease in net assets from operations		($1,135,065,549)	($154,569,437)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($185,912,810)	($191,909,550)

TRANSACTIONS IN FUND SHARES
	1/1/22-12/31/22			1/1/21-12/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,800,000	$619,764,211	23,200,000	$1,267,931,523
Shares redeemed	+	(32,200,000)	(1,567,471,655)	(10,700,000)	(580,401,838)
Net transactions in fund shares		(19,400,000)	($947,707,444)	12,500,000	$687,529,685

SHARES OUTSTANDING AND NET ASSETS
	1/1/22-12/31/22			1/1/21-12/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		168,300,000	$9,073,795,770	155,800,000	$8,732,745,072
Total increase (decrease)	+	(19,400,000)	(2,268,685,803)	12,500,000	341,050,698
End of period		148,900,000	$6,805,109,967	168,300,000	$9,073,795,770
See financial notes
119Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	10/10/19[1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$50.57	$51.37	$50.04	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.75	0.50	0.89	0.23
Net realized and unrealized gains (losses)	(3.60)	(0.82)	1.74	0.02
Total from investment operations	(2.85)	(0.32)	2.63	0.25
Less distributions:
Distributions from net investment income	(0.77)	(0.48)	(0.89)	(0.21)
Distributions from net realized gains	—	—	(0.41)	—
Total distributions	(0.77)	(0.48)	(1.30)	(0.21)
Net asset value at end of period	$46.95	$50.57	$51.37	$50.04
Total return	(5.65%)	(0.64%)	5.31%	0.50%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[4,5]	0.05%[6]	0.05%	0.06%[7,8]
Net investment income (loss)	1.56%	0.99%	1.74%	2.01%[7]
Portfolio turnover rate[9]	14%	13%	80%	12%[3]
Net assets, end of period (x 1,000)	$370,872	$609,404	$118,146	$35,029

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended 12/31/22 is a blended ratio (see financial note 4 for additional information).
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 12/31/21 is a blended ratio.
[7]	Annualized.
[8]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
[9]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Annual Report120

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed-rate securities, the rate shown is the interest rate that was established when the security was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed-rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 99.0% OF NET ASSETS

Financial Institutions 46.6%
Banking 37.4%
Ally Financial, Inc.
3.88%, 05/21/24 (a)	100,000	97,550
5.13%, 09/30/24	120,000	119,001
4.63%, 03/30/25	175,000	171,261
5.80%, 05/01/25 (a)	150,000	149,508
4.75%, 06/09/27 (a)	150,000	141,098
7.10%, 11/15/27 (a)	50,000	51,019
American Express Co.
3.40%, 02/22/24 (a)	200,000	196,531
3.38%, 05/03/24	300,000	294,116
2.50%, 07/30/24 (a)	235,000	226,216
3.00%, 10/30/24 (a)	265,000	256,617
2.25%, 03/04/25 (a)	250,000	236,384
3.95%, 08/01/25 (a)	300,000	294,139
4.20%, 11/06/25 (a)	125,000	123,639
3.13%, 05/20/26 (a)	225,000	212,359
1.65%, 11/04/26 (a)	175,000	155,285
2.55%, 03/04/27 (a)	300,000	273,377
3.30%, 05/03/27 (a)	300,000	281,143
5.85%, 11/05/27 (a)	200,000	208,057
American Express Credit Corp.
3.30%, 05/03/27 (a)	125,000	118,510
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 09/18/25	200,000	179,134
6.14%, 09/14/28 (a)(b)	200,000	200,799
Banco Santander S.A.
3.89%, 05/24/24	200,000	195,774
2.71%, 06/27/24	200,000	192,058
3.50%, 03/24/25	200,000	193,035
2.75%, 05/28/25	400,000	374,617
5.15%, 08/18/25	200,000	198,132
5.18%, 11/19/25	200,000	197,625
1.85%, 03/25/26	200,000	177,831
4.25%, 04/11/27	200,000	190,675
5.29%, 08/18/27	400,000	390,540
1.72%, 09/14/27 (a)(b)	200,000	171,371
4.18%, 03/24/28 (a)(b)	200,000	185,789
Bank of America Corp.
4.13%, 01/22/24	350,000	347,476
4.00%, 04/01/24	325,000	321,067
4.20%, 08/26/24	600,000	590,962
4.00%, 01/22/25	400,000	391,806
1.84%, 02/04/25 (a)(b)	200,000	191,914
3.46%, 03/15/25 (a)(b)	350,000	341,192
3.95%, 04/21/25	400,000	389,781
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.98%, 04/22/25 (a)(b)	350,000	328,303
3.84%, 04/25/25 (a)(b)	350,000	342,033
3.88%, 08/01/25	275,000	268,046
0.98%, 09/25/25 (a)(b)	325,000	300,031
3.09%, 10/01/25 (a)(b)	375,000	359,678
2.46%, 10/22/25 (a)(b)	325,000	307,421
1.53%, 12/06/25 (a)(b)	100,000	92,328
3.37%, 01/23/26 (a)(b)	320,000	306,065
2.02%, 02/13/26 (a)(b)	330,000	306,419
4.45%, 03/03/26	325,000	318,696
3.38%, 04/02/26 (a)(b)	550,000	525,629
3.50%, 04/19/26	425,000	406,047
1.32%, 06/19/26 (a)(b)	600,000	540,896
4.83%, 07/22/26 (a)(b)	250,000	247,474
6.22%, 09/15/26	75,000	77,875
4.25%, 10/22/26	350,000	338,791
1.20%, 10/24/26 (a)(b)	350,000	312,498
1.66%, 03/11/27 (a)(b)	450,000	398,074
3.56%, 04/23/27 (a)(b)	500,000	469,067
1.73%, 07/22/27 (a)(b)	1,000,000	877,138
3.25%, 10/21/27 (a)	400,000	370,237
4.18%, 11/25/27 (a)	350,000	332,716
3.82%, 01/20/28 (a)(b)	400,000	373,828
2.55%, 02/04/28 (a)(b)	425,000	377,764
3.71%, 04/24/28 (a)(b)	250,000	231,865
4.38%, 04/27/28 (a)(b)	350,000	334,917
3.59%, 07/21/28 (a)(b)	300,000	276,532
4.95%, 07/22/28 (a)(b)	600,000	587,311
6.20%, 11/10/28 (a)(b)	100,000	103,037
3.42%, 12/20/28 (a)(b)	1,050,000	953,071
Bank of Montreal
3.30%, 02/05/24	400,000	392,703
2.50%, 06/28/24	330,000	317,810
4.25%, 09/14/24	100,000	98,659
1.50%, 01/10/25	225,000	210,011
1.85%, 05/01/25	250,000	233,660
3.70%, 06/07/25	300,000	291,251
1.25%, 09/15/26	250,000	219,360
0.95%, 01/22/27 (a)(b)	150,000	132,776
2.65%, 03/08/27	200,000	183,030
4.70%, 09/14/27 (a)	150,000	148,581
3.80%, 12/15/32 (a)(b)	200,000	176,509
Bank of New York Mellon Corp.
3.65%, 02/04/24 (a)	200,000	197,106
0.50%, 04/26/24 (a)	100,000	94,424
3.40%, 05/15/24 (a)	100,000	98,002
3.25%, 09/11/24 (a)	100,000	97,334
2.10%, 10/24/24	275,000	262,433
3.00%, 02/24/25 (a)	145,000	139,903
1.60%, 04/24/25 (a)	250,000	232,408
3.35%, 04/25/25 (a)	100,000	96,936
See financial notes
121Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 11/18/25 (a)	75,000	73,436
5.22%, 11/21/25 (a)(b)	250,000	250,316
0.75%, 01/28/26 (a)	100,000	88,748
2.80%, 05/04/26 (a)	200,000	187,827
2.45%, 08/17/26 (a)	150,000	138,142
1.05%, 10/15/26 (a)	150,000	130,581
3.25%, 05/16/27 (a)	150,000	141,313
3.44%, 02/07/28 (a)(b)	150,000	141,084
3.99%, 06/13/28 (a)(b)	150,000	143,727
5.80%, 10/25/28 (a)(b)	200,000	206,673
Bank of Nova Scotia
3.40%, 02/11/24	225,000	221,223
0.70%, 04/15/24	350,000	330,711
0.65%, 07/31/24	200,000	186,520
2.20%, 02/03/25	230,000	216,755
3.45%, 04/11/25	250,000	241,019
1.30%, 06/11/25	250,000	229,198
4.50%, 12/16/25	325,000	319,014
1.05%, 03/02/26	175,000	154,959
1.35%, 06/24/26	100,000	88,878
2.70%, 08/03/26	200,000	185,409
1.30%, 09/15/26	125,000	109,471
1.95%, 02/02/27	100,000	89,157
2.95%, 03/11/27	175,000	161,446
BankUnited, Inc.
4.88%, 11/17/25 (a)	125,000	123,422
Barclays PLC
4.38%, 09/11/24	300,000	293,948
3.65%, 03/16/25	375,000	360,578
3.93%, 05/07/25 (a)(b)	400,000	388,123
4.38%, 01/12/26	400,000	386,923
2.85%, 05/07/26 (a)(b)	250,000	232,257
5.20%, 05/12/26	350,000	341,012
5.30%, 08/09/26 (a)(b)	250,000	248,453
7.33%, 11/02/26 (a)(b)	200,000	207,493
2.28%, 11/24/27 (a)(b)	250,000	217,006
5.50%, 08/09/28 (a)(b)	275,000	267,583
7.39%, 11/02/28 (a)(b)	200,000	208,300
BNP Paribas S.A.
4.25%, 10/15/24	200,000	195,556
BPCE S.A.
3.38%, 12/02/26	250,000	234,944
Cadence Bank
4.13%, 11/20/29 (a)(b)	25,000	23,336
Canadian Imperial Bank of Commerce
3.10%, 04/02/24	235,000	229,383
2.25%, 01/28/25	225,000	212,488
3.30%, 04/07/25	250,000	240,108
0.95%, 10/23/25	200,000	179,835
1.25%, 06/22/26	175,000	154,218
3.45%, 04/07/27	150,000	141,168
Capital One Financial Corp.
3.90%, 01/29/24 (a)	250,000	246,986
3.75%, 04/24/24 (a)	100,000	98,181
3.30%, 10/30/24 (a)	200,000	193,124
3.20%, 02/05/25 (a)	195,000	187,820
4.25%, 04/30/25 (a)	50,000	49,103
4.17%, 05/09/25 (a)(b)	75,000	73,346
4.20%, 10/29/25 (a)	250,000	241,977
2.64%, 03/03/26 (a)(b)	200,000	187,594
4.99%, 07/24/26 (a)(b)	200,000	196,339
3.75%, 07/28/26 (a)	225,000	212,654
3.75%, 03/09/27 (a)	200,000	190,087
3.65%, 05/11/27 (a)	150,000	141,526
1.88%, 11/02/27 (a)(b)	225,000	197,180
4.93%, 05/10/28 (a)(b)	250,000	242,417
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Capital One NA
2.28%, 01/28/26 (a)(b)	250,000	234,534
Citibank NA
3.65%, 01/23/24 (a)	400,000	395,113
Citigroup, Inc.
3.75%, 06/16/24	140,000	137,836
4.00%, 08/05/24	95,000	93,627
3.88%, 03/26/25	225,000	218,997
3.35%, 04/24/25 (a)(b)	425,000	412,229
3.30%, 04/27/25	225,000	217,835
0.98%, 05/01/25 (a)(b)	400,000	374,785
4.14%, 05/24/25 (a)(b)	100,000	98,520
4.40%, 06/10/25	500,000	491,286
5.50%, 09/13/25	200,000	201,529
1.28%, 11/03/25 (a)(b)	200,000	184,443
3.70%, 01/12/26	425,000	409,132
2.01%, 01/25/26 (a)(b)	200,000	185,339
4.60%, 03/09/26	275,000	270,860
3.29%, 03/17/26 (a)(b)	300,000	285,447
3.11%, 04/08/26 (a)(b)	600,000	567,670
3.40%, 05/01/26	400,000	379,909
5.61%, 09/29/26 (a)(b)	425,000	426,613
3.20%, 10/21/26 (a)	475,000	440,763
4.30%, 11/20/26	300,000	290,222
1.12%, 01/28/27 (a)(b)	450,000	392,970
1.46%, 06/09/27 (a)(b)	475,000	412,844
4.45%, 09/29/27	500,000	478,023
3.89%, 01/10/28 (a)(b)	450,000	421,304
3.07%, 02/24/28 (a)(b)	450,000	406,616
4.66%, 05/24/28 (a)(b)	300,000	290,496
3.67%, 07/24/28 (a)(b)	200,000	184,039
3.52%, 10/27/28 (a)(b)	350,000	319,373
Citizens Bank NA
2.25%, 04/28/25 (a)	250,000	233,223
3.75%, 02/18/26 (a)	250,000	239,911
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	200,000	185,406
Comerica Bank
2.50%, 07/23/24	250,000	240,094
Cooperatieve Rabobank UA
0.38%, 01/12/24	250,000	238,375
3.38%, 05/21/25	350,000	339,562
4.38%, 08/04/25	250,000	244,102
3.75%, 07/21/26	250,000	235,706
Credit Suisse AG
0.50%, 02/02/24	250,000	232,265
4.75%, 08/09/24	250,000	238,957
3.63%, 09/09/24	300,000	280,548
3.70%, 02/21/25	250,000	230,808
2.95%, 04/09/25	250,000	225,713
1.25%, 08/07/26	275,000	222,907
5.00%, 07/09/27	250,000	228,093
Credit Suisse Group AG
3.75%, 03/26/25	350,000	316,852
4.55%, 04/17/26	325,000	289,723
Deutsche Bank AG
0.90%, 05/28/24	150,000	140,484
3.70%, 05/30/24	200,000	195,665
1.45%, 04/01/25 (a)(b)	200,000	186,133
4.50%, 04/01/25	275,000	262,047
3.96%, 11/26/25 (a)(b)	325,000	311,055
4.10%, 01/13/26	150,000	143,969
1.69%, 03/19/26	250,000	224,610
6.12%, 07/14/26 (a)(b)	250,000	249,199
2.13%, 11/24/26 (a)(b)	350,000	309,319
2.31%, 11/16/27 (a)(b)	150,000	127,500
See financial notes
Schwab Fixed-Income ETFs | Annual Report122

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.55%, 01/07/28 (a)(b)	200,000	170,450
4.88%, 12/01/32 (a)(b)	200,000	167,396
Discover Bank
2.45%, 09/12/24 (a)	250,000	237,635
4.25%, 03/13/26	100,000	95,902
3.45%, 07/27/26 (a)	250,000	230,659
Discover Financial Services
3.95%, 11/06/24 (a)	50,000	48,733
4.50%, 01/30/26 (a)	50,000	48,531
4.10%, 02/09/27 (a)	150,000	141,367
Fifth Third Bancorp
4.30%, 01/16/24 (a)	225,000	223,067
3.65%, 01/25/24 (a)	200,000	197,267
2.38%, 01/28/25 (a)	170,000	161,370
2.55%, 05/05/27 (a)	200,000	180,407
1.71%, 11/01/27 (a)(b)	125,000	110,628
6.36%, 10/27/28 (a)(b)	100,000	103,182
Fifth Third Bank NA
3.95%, 07/28/25 (a)	250,000	246,433
5.85%, 10/27/25 (a)(b)	100,000	101,145
2.25%, 02/01/27 (a)	100,000	90,374
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	25,000	23,671
First Horizon Corp.
4.00%, 05/26/25 (a)	75,000	73,043
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (a)(b)	150,000	141,933
FNB Corp.
5.15%, 08/25/25 (a)	50,000	49,561
Goldman Sachs Group, Inc.
3.63%, 02/20/24 (a)	190,000	186,873
4.00%, 03/03/24	425,000	419,752
3.00%, 03/15/24	500,000	487,830
3.85%, 07/08/24 (a)	375,000	368,094
3.50%, 01/23/25 (a)	375,000	363,039
1.76%, 01/24/25 (a)(b)	300,000	287,277
3.50%, 04/01/25 (a)	550,000	529,686
3.75%, 05/22/25 (a)	400,000	387,342
3.27%, 09/29/25 (a)(b)	500,000	481,543
4.25%, 10/21/25	325,000	318,174
0.86%, 02/12/26 (a)(b)	250,000	226,183
3.75%, 02/25/26 (a)	300,000	289,345
3.50%, 11/16/26 (a)	425,000	399,543
1.09%, 12/09/26 (a)(b)	375,000	331,466
5.95%, 01/15/27	150,000	154,172
3.85%, 01/26/27 (a)	600,000	571,588
1.43%, 03/09/27 (a)(b)	575,000	504,009
4.39%, 06/15/27 (a)(b)	100,000	96,522
1.54%, 09/10/27 (a)(b)	450,000	389,040
1.95%, 10/21/27 (a)(b)	675,000	589,837
2.64%, 02/24/28 (a)(b)	500,000	445,371
3.62%, 03/15/28 (a)(b)	550,000	511,257
3.69%, 06/05/28 (a)(b)	300,000	278,958
4.48%, 08/23/28 (a)(b)	350,000	335,253
HSBC Holdings PLC
4.25%, 03/14/24	500,000	491,684
3.80%, 03/11/25 (a)(b)	450,000	438,909
0.98%, 05/24/25 (a)(b)	200,000	185,133
4.25%, 08/18/25	200,000	192,641
2.63%, 11/07/25 (a)(b)	350,000	330,018
4.18%, 12/09/25 (a)(b)	200,000	194,261
4.30%, 03/08/26	500,000	484,120
3.00%, 03/10/26 (a)(b)	350,000	329,290
1.65%, 04/18/26 (a)(b)	450,000	406,859
3.90%, 05/25/26	250,000	238,725
2.10%, 06/04/26 (a)(b)	400,000	364,811
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.29%, 09/12/26 (a)(b)	400,000	384,086
7.34%, 11/03/26 (a)(b)	300,000	312,363
4.38%, 11/23/26	200,000	192,716
1.59%, 05/24/27 (a)(b)	300,000	258,951
2.25%, 11/22/27 (a)(b)	550,000	477,646
4.04%, 03/13/28 (a)(b)	400,000	369,674
4.76%, 06/09/28 (a)(b)	350,000	331,826
5.21%, 08/11/28 (a)(b)	350,000	337,648
2.01%, 09/22/28 (a)(b)	250,000	208,986
7.39%, 11/03/28 (a)(b)	350,000	367,565
HSBC USA, Inc.
3.75%, 05/24/24	200,000	196,478
3.50%, 06/23/24	100,000	97,459
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	100,000	96,095
4.00%, 05/15/25 (a)	50,000	48,768
4.44%, 08/04/28 (a)(b)	100,000	95,338
Huntington National Bank
5.70%, 11/18/25 (a)(b)	250,000	250,864
4.55%, 05/17/28 (a)(b)	250,000	241,683
ING Groep N.V.
3.55%, 04/09/24	200,000	195,758
3.87%, 03/28/26 (a)(b)	200,000	192,181
3.95%, 03/29/27	200,000	189,261
1.73%, 04/01/27 (a)(b)	200,000	176,460
4.02%, 03/28/28 (a)(b)	200,000	186,943
JPMorgan Chase & Co.
3.88%, 02/01/24	250,000	247,459
3.63%, 05/13/24	250,000	245,838
3.88%, 09/10/24	475,000	465,431
4.02%, 12/05/24 (a)(b)	400,000	394,250
3.13%, 01/23/25 (a)	400,000	386,508
0.56%, 02/16/25 (a)(b)	200,000	188,683
3.22%, 03/01/25 (a)(b)	250,000	243,043
0.82%, 06/01/25 (a)(b)	300,000	280,106
3.85%, 06/14/25 (a)(b)	300,000	293,715
0.97%, 06/23/25 (a)(b)	300,000	279,952
3.90%, 07/15/25 (a)	375,000	367,126
7.75%, 07/15/25	50,000	53,646
0.77%, 08/09/25 (a)(b)	300,000	276,991
2.30%, 10/15/25 (a)(b)	455,000	428,898
1.56%, 12/10/25 (a)(b)	450,000	416,892
5.55%, 12/15/25 (a)(b)	300,000	300,079
2.60%, 02/24/26 (a)(b)	200,000	188,225
2.01%, 03/13/26 (a)(b)	400,000	370,598
3.30%, 04/01/26 (a)	400,000	380,384
2.08%, 04/22/26 (a)(b)	550,000	510,700
4.08%, 04/26/26 (a)(b)	400,000	389,178
3.20%, 06/15/26 (a)	300,000	283,763
2.95%, 10/01/26 (a)	500,000	466,849
7.63%, 10/15/26	50,000	54,822
1.05%, 11/19/26 (a)(b)	450,000	397,477
4.13%, 12/15/26	325,000	314,826
3.96%, 01/29/27 (a)(b)	400,000	382,677
1.04%, 02/04/27 (a)(b)	325,000	283,592
1.58%, 04/22/27 (a)(b)	500,000	440,555
8.00%, 04/29/27	75,000	83,987
1.47%, 09/22/27 (a)(b)	425,000	368,196
4.25%, 10/01/27	400,000	385,400
3.63%, 12/01/27 (a)	100,000	92,976
3.78%, 02/01/28 (a)(b)	400,000	374,571
2.95%, 02/24/28 (a)(b)	350,000	317,324
4.32%, 04/26/28 (a)(b)	500,000	477,078
3.54%, 05/01/28 (a)(b)	375,000	346,016
2.18%, 06/01/28 (a)(b)	250,000	218,632
4.85%, 07/25/28 (a)(b)	500,000	488,696
See financial notes
123Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
KeyBank NA
4.15%, 08/08/25	250,000	244,619
3.40%, 05/20/26	200,000	188,062
KeyCorp
4.15%, 10/29/25	50,000	48,845
2.25%, 04/06/27	200,000	178,337
Lloyds Banking Group PLC
3.90%, 03/12/24	200,000	196,353
4.50%, 11/04/24	200,000	195,564
4.45%, 05/08/25	300,000	294,367
3.87%, 07/09/25 (a)(b)	300,000	291,045
4.58%, 12/10/25	200,000	193,566
2.44%, 02/05/26 (a)(b)	200,000	186,101
3.51%, 03/18/26 (a)(b)	200,000	190,222
4.65%, 03/24/26	200,000	191,439
4.72%, 08/11/26 (a)(b)	200,000	195,647
3.75%, 01/11/27	200,000	186,260
1.63%, 05/11/27 (a)(b)	200,000	173,209
3.75%, 03/18/28 (a)(b)	200,000	184,493
3.57%, 11/07/28 (a)(b)	200,000	180,253
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	239,569
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/24	250,000	244,684
2.80%, 07/18/24	200,000	192,711
2.19%, 02/25/25	400,000	374,864
3.78%, 03/02/25	250,000	243,504
1.41%, 07/17/25	200,000	181,775
4.79%, 07/18/25 (a)(b)	225,000	222,745
0.95%, 07/19/25 (a)(b)	450,000	418,463
5.06%, 09/12/25 (a)(b)	200,000	198,818
3.85%, 03/01/26	400,000	383,092
2.76%, 09/13/26	300,000	274,737
1.54%, 07/20/27 (a)(b)	300,000	261,145
3.29%, 07/25/27	200,000	184,435
1.64%, 10/13/27 (a)(b)	200,000	173,280
2.34%, 01/19/28 (a)(b)	200,000	176,420
4.08%, 04/19/28 (a)(b)	200,000	188,779
5.02%, 07/20/28 (a)(b)	200,000	195,565
5.35%, 09/13/28 (a)(b)	200,000	198,474
Mizuho Financial Group, Inc.
2.84%, 07/16/25 (a)(b)	150,000	143,021
2.56%, 09/13/25 (a)(b)	100,000	94,487
2.23%, 05/25/26 (a)(b)	200,000	184,264
2.84%, 09/13/26	200,000	182,327
1.23%, 05/22/27 (a)(b)	200,000	173,585
1.55%, 07/09/27 (a)(b)	200,000	174,445
3.17%, 09/11/27	200,000	183,295
5.41%, 09/13/28 (a)(b)	200,000	200,236
Morgan Stanley
3.88%, 04/29/24	600,000	590,951
3.70%, 10/23/24	500,000	488,682
0.79%, 01/22/25 (a)(b)	300,000	284,278
3.62%, 04/17/25 (a)(b)	150,000	146,521
0.79%, 05/30/25 (a)(b)	600,000	559,359
2.72%, 07/22/25 (a)(b)	335,000	320,853
4.00%, 07/23/25	525,000	513,379
0.86%, 10/21/25 (a)(b)	250,000	229,863
1.16%, 10/21/25 (a)(b)	300,000	276,474
5.00%, 11/24/25	325,000	324,309
3.88%, 01/27/26	525,000	508,682
2.63%, 02/18/26 (a)(b)	250,000	235,090
2.19%, 04/28/26 (a)(b)	500,000	464,475
4.68%, 07/17/26 (a)(b)	300,000	295,420
3.13%, 07/27/26	200,000	186,766
6.25%, 08/09/26	225,000	234,936
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.35%, 09/08/26	350,000	340,350
6.14%, 10/16/26 (a)(b)	200,000	204,738
0.99%, 12/10/26 (a)(b)	400,000	351,228
3.63%, 01/20/27	525,000	496,167
3.95%, 04/23/27	375,000	355,042
1.59%, 05/04/27 (a)(b)	600,000	527,094
1.51%, 07/20/27 (a)(b)	550,000	478,322
2.48%, 01/21/28 (a)(b)	400,000	355,576
4.21%, 04/20/28 (a)(b)	400,000	380,584
3.59%, 07/22/28 (a)(b)	475,000	436,996
6.30%, 10/18/28 (a)(b)	350,000	361,030
National Australia Bank Ltd.
5.13%, 11/22/24	250,000	250,792
2.50%, 07/12/26	500,000	461,090
3.91%, 06/09/27	250,000	239,952
Natwest Group PLC
4.27%, 03/22/25 (a)(b)	300,000	293,199
4.80%, 04/05/26	300,000	293,572
7.47%, 11/10/26 (a)(b)	200,000	208,440
1.64%, 06/14/27 (a)(b)	250,000	216,970
3.07%, 05/22/28 (a)(b)	250,000	223,648
5.52%, 09/30/28 (a)(b)	200,000	198,214
Northern Trust Corp.
3.95%, 10/30/25	125,000	122,545
4.00%, 05/10/27 (a)	200,000	195,728
3.38%, 05/08/32 (a)(b)	50,000	45,576
PNC Bank NA
3.30%, 10/30/24 (a)	100,000	97,389
2.95%, 02/23/25 (a)	250,000	240,199
3.88%, 04/10/25 (a)	250,000	243,308
4.20%, 11/01/25 (a)	250,000	244,202
PNC Financial Services Group, Inc.
3.50%, 01/23/24 (a)	225,000	221,633
3.90%, 04/29/24 (a)	100,000	98,847
2.20%, 11/01/24 (a)	150,000	143,511
2.60%, 07/23/26 (a)	250,000	231,868
1.15%, 08/13/26 (a)	150,000	131,717
3.15%, 05/19/27 (a)	100,000	93,493
5.35%, 12/02/28 (a)(b)	200,000	202,124
Regions Financial Corp.
2.25%, 05/18/25 (a)	100,000	93,600
Royal Bank of Canada
0.43%, 01/19/24	250,000	238,849
2.55%, 07/16/24	300,000	289,555
3.97%, 07/26/24	250,000	246,668
0.65%, 07/29/24	150,000	140,196
5.66%, 10/25/24	300,000	303,649
2.25%, 11/01/24	375,000	357,803
1.15%, 06/10/25	350,000	320,782
0.88%, 01/20/26	150,000	133,486
4.65%, 01/27/26	275,000	271,742
1.20%, 04/27/26	325,000	289,491
1.15%, 07/14/26	150,000	132,382
1.40%, 11/02/26	200,000	176,000
2.05%, 01/21/27	75,000	67,738
3.63%, 05/04/27	250,000	238,248
4.24%, 08/03/27	200,000	195,241
6.00%, 11/01/27	150,000	156,280
Santander Holdings USA, Inc.
3.50%, 06/07/24 (a)	175,000	170,143
3.45%, 06/02/25 (a)	150,000	142,885
4.26%, 06/09/25 (a)(b)	100,000	97,046
4.50%, 07/17/25 (a)	150,000	147,219
5.81%, 09/09/26 (a)(b)	50,000	49,730
3.24%, 10/05/26 (a)(c)	150,000	139,378
See financial notes
Schwab Fixed-Income ETFs | Annual Report124

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 07/13/27 (a)	275,000	262,826
2.49%, 01/06/28 (a)(b)	175,000	150,796
Santander UK Group Holdings PLC
1.09%, 03/15/25 (a)(b)	400,000	374,850
1.53%, 08/21/26 (a)(b)	200,000	176,283
1.67%, 06/14/27 (a)(b)	200,000	169,885
2.47%, 01/11/28 (a)(b)	200,000	171,268
3.82%, 11/03/28 (a)(b)	200,000	178,793
Santander UK PLC
4.00%, 03/13/24	100,000	98,833
Signature Bank
4.00%, 10/15/30 (a)(b)	75,000	68,770
State Street Corp.
3.78%, 12/03/24 (a)(b)	100,000	98,873
3.30%, 12/16/24	100,000	97,577
3.55%, 08/18/25	200,000	194,844
2.35%, 11/01/25 (a)(b)	250,000	238,563
2.90%, 03/30/26 (a)(b)	100,000	95,317
2.65%, 05/19/26	150,000	141,281
5.75%, 11/04/26 (a)(b)	50,000	51,395
1.68%, 11/18/27 (a)(b)	150,000	133,290
2.20%, 02/07/28 (a)(b)	125,000	112,601
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	200,000	194,315
Sumitomo Mitsui Financial Group, Inc.
0.51%, 01/12/24	200,000	190,467
2.70%, 07/16/24	200,000	192,038
2.45%, 09/27/24	250,000	237,748
2.35%, 01/15/25	250,000	236,637
1.47%, 07/08/25	400,000	364,811
3.78%, 03/09/26	300,000	289,868
2.63%, 07/14/26	350,000	320,978
1.40%, 09/17/26	300,000	261,200
3.01%, 10/19/26	350,000	325,303
3.45%, 01/11/27	250,000	233,908
3.36%, 07/12/27	300,000	277,328
3.35%, 10/18/27	150,000	138,561
SVB Financial Group
3.50%, 01/29/25	100,000	96,246
1.80%, 10/28/26 (a)	150,000	131,623
4.35%, 04/29/28 (a)(b)	50,000	47,345
Synchrony Financial
4.38%, 03/19/24 (a)	125,000	122,806
4.25%, 08/15/24 (a)	250,000	244,654
4.88%, 06/13/25 (a)	100,000	97,600
4.50%, 07/23/25 (a)	200,000	192,774
3.70%, 08/04/26 (a)	275,000	254,244
3.95%, 12/01/27 (a)	150,000	134,046
Synovus Financial Corp.
5.20%, 08/11/25 (a)	125,000	124,132
Toronto-Dominion Bank
0.55%, 03/04/24	150,000	142,646
2.35%, 03/08/24	200,000	193,995
3.25%, 03/11/24	200,000	195,801
2.65%, 06/12/24	325,000	314,810
0.70%, 09/10/24	200,000	186,212
1.45%, 01/10/25	100,000	93,220
3.77%, 06/06/25	225,000	218,506
1.15%, 06/12/25	150,000	136,816
0.75%, 09/11/25	75,000	67,147
0.75%, 01/06/26	300,000	265,742
1.20%, 06/03/26	250,000	220,700
1.25%, 09/10/26	250,000	218,800
1.95%, 01/12/27	150,000	134,188
2.80%, 03/10/27	200,000	183,448
4.11%, 06/08/27	250,000	241,673
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.69%, 09/15/27	225,000	222,584
3.63%, 09/15/31 (a)(b)	275,000	253,739
Truist Bank
3.20%, 04/01/24 (a)	200,000	195,529
2.15%, 12/06/24 (a)	250,000	237,915
1.50%, 03/10/25 (a)	250,000	232,213
3.63%, 09/16/25 (a)	300,000	288,735
4.05%, 11/03/25 (a)	200,000	196,893
3.30%, 05/15/26 (a)	200,000	188,503
Truist Financial Corp.
2.50%, 08/01/24 (a)	175,000	168,135
2.85%, 10/26/24 (a)	175,000	168,912
4.00%, 05/01/25 (a)	200,000	196,025
3.70%, 06/05/25 (a)	150,000	145,936
1.20%, 08/05/25 (a)	150,000	137,456
4.26%, 07/28/26 (a)(b)	225,000	221,526
1.27%, 03/02/27 (a)(b)	325,000	289,156
4.12%, 06/06/28 (a)(b)	200,000	191,832
US Bancorp
3.70%, 01/30/24 (a)	55,000	54,336
3.38%, 02/05/24 (a)	255,000	250,666
2.40%, 07/30/24 (a)	200,000	192,408
3.60%, 09/11/24 (a)	150,000	147,065
1.45%, 05/12/25 (a)	300,000	278,512
3.95%, 11/17/25 (a)	150,000	146,994
3.10%, 04/27/26 (a)	150,000	141,979
2.38%, 07/22/26 (a)	200,000	184,881
5.73%, 10/21/26 (a)(b)	200,000	204,050
3.15%, 04/27/27 (a)	200,000	188,156
2.22%, 01/27/28 (a)(b)	200,000	180,028
4.55%, 07/22/28 (a)(b)	250,000	245,086
US Bank NA
2.05%, 01/21/25 (a)	100,000	94,865
2.80%, 01/27/25 (a)	200,000	192,941
Valley National Bancorp
3.00%, 06/15/31 (a)(b)	50,000	43,991
Wachovia Corp.
7.57%, 08/01/26 (d)	50,000	53,965
Wells Fargo & Co.
4.48%, 01/16/24	100,000	99,418
3.75%, 01/24/24 (a)	500,000	494,238
3.30%, 09/09/24	350,000	340,200
3.00%, 02/19/25	350,000	335,587
0.81%, 05/19/25 (a)(b)	150,000	140,550
3.55%, 09/29/25	350,000	336,834
2.41%, 10/30/25 (a)(b)	500,000	473,893
2.16%, 02/11/26 (a)(b)	500,000	466,782
3.00%, 04/22/26	550,000	514,874
3.91%, 04/25/26 (a)(b)	400,000	389,128
2.19%, 04/30/26 (a)(b)	500,000	465,591
4.10%, 06/03/26	400,000	387,107
4.54%, 08/15/26 (a)(b)	325,000	318,940
3.00%, 10/23/26	525,000	485,865
3.20%, 06/17/27 (a)(b)	450,000	418,444
4.30%, 07/22/27	400,000	385,575
3.53%, 03/24/28 (a)(b)	700,000	649,682
3.58%, 05/22/28 (a)(b)	500,000	463,745
2.39%, 06/02/28 (a)(b)	600,000	530,029
4.81%, 07/25/28 (a)(b)	450,000	439,061
Western Alliance Bancorp
3.00%, 06/15/31 (a)(b)	100,000	85,249
Westpac Banking Corp.
3.30%, 02/26/24	350,000	344,079
2.35%, 02/19/25	175,000	166,140
3.74%, 08/26/25	150,000	146,086
2.85%, 05/13/26	250,000	234,432
See financial notes
125Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.15%, 06/03/26	300,000	265,553
2.70%, 08/19/26	200,000	185,819
3.35%, 03/08/27	200,000	188,642
4.04%, 08/26/27	200,000	195,511
5.46%, 11/18/27	200,000	204,650
2.89%, 02/04/30 (a)(b)	225,000	206,496
4.32%, 11/23/31 (a)(b)	275,000	257,986
		138,773,947
Brokerage/Asset Managers/Exchanges 1.4%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	100,000	98,911
3.50%, 08/01/25	75,000	72,165
Ameriprise Financial, Inc.
3.70%, 10/15/24	100,000	97,556
3.00%, 04/02/25 (a)	100,000	95,866
2.88%, 09/15/26 (a)	150,000	139,627
BGC Partners, Inc.
3.75%, 10/01/24 (a)	75,000	71,776
BlackRock, Inc.
3.50%, 03/18/24	185,000	182,161
3.20%, 03/15/27	100,000	94,861
Brookfield Corp.
4.00%, 01/15/25 (a)	165,000	161,459
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	125,000	122,960
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	95,777
CME Group, Inc.
3.00%, 03/15/25 (a)	100,000	96,841
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	75,000	71,348
Eaton Vance Corp.
3.50%, 04/06/27 (a)	75,000	70,018
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	95,377
Intercontinental Exchange, Inc.
3.65%, 05/23/25 (a)	100,000	97,949
3.75%, 12/01/25 (a)	250,000	243,569
3.10%, 09/15/27 (a)	75,000	69,744
4.00%, 09/15/27 (a)	350,000	338,383
Invesco Finance PLC
4.00%, 01/30/24	25,000	24,813
3.75%, 01/15/26	175,000	168,318
Janus Capital Group, Inc.
4.88%, 08/01/25 (a)	75,000	73,967
Jefferies Financial Group, Inc.
4.85%, 01/15/27	175,000	172,754
Lazard Group LLC
3.75%, 02/13/25	100,000	96,687
3.63%, 03/01/27 (a)	50,000	46,489
Legg Mason, Inc.
4.75%, 03/15/26	100,000	100,497
Nasdaq, Inc.
3.85%, 06/30/26 (a)	100,000	96,695
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	189,083
5.10%, 07/03/25	200,000	198,114
1.85%, 07/16/25	300,000	273,641
1.65%, 07/14/26	200,000	174,634
2.33%, 01/22/27	200,000	175,583
Stifel Financial Corp.
4.25%, 07/18/24	115,000	112,864
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Charles Schwab Corp.
3.55%, 02/01/24 (a)(e)	70,000	69,077
0.75%, 03/18/24 (a)(e)	225,000	213,987
3.75%, 04/01/24 (a)(e)	30,000	29,568
3.00%, 03/10/25 (a)(e)	25,000	24,063
4.20%, 03/24/25 (a)(e)	75,000	74,208
3.63%, 04/01/25 (a)(e)	50,000	48,759
3.85%, 05/21/25 (a)(e)	95,000	92,813
3.45%, 02/13/26 (a)(e)	30,000	29,083
0.90%, 03/11/26 (a)(e)	175,000	155,168
1.15%, 05/13/26 (a)(e)	150,000	133,481
3.20%, 03/02/27 (a)(e)	50,000	47,098
2.45%, 03/03/27 (a)(e)	200,000	183,036
3.30%, 04/01/27 (a)(e)	50,000	47,434
		5,368,262
Finance Companies 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.88%, 01/16/24 (a)	150,000	148,670
3.15%, 02/15/24 (a)	150,000	145,650
2.88%, 08/14/24 (a)	275,000	260,673
1.65%, 10/29/24 (a)	500,000	462,007
3.50%, 01/15/25 (a)	150,000	143,401
6.50%, 07/15/25 (a)	150,000	152,438
4.45%, 10/01/25 (a)	250,000	241,292
1.75%, 01/30/26 (a)	150,000	132,282
4.45%, 04/03/26 (a)	150,000	144,216
2.45%, 10/29/26 (a)	600,000	525,478
3.65%, 07/21/27 (a)	150,000	136,225
Air Lease Corp.
4.25%, 02/01/24 (a)	125,000	123,090
0.70%, 02/15/24 (a)	125,000	118,183
0.80%, 08/18/24 (a)	100,000	92,265
2.30%, 02/01/25 (a)	100,000	93,348
3.25%, 03/01/25 (a)	125,000	118,807
3.38%, 07/01/25 (a)	125,000	118,016
2.88%, 01/15/26 (a)	225,000	208,483
3.75%, 06/01/26 (a)	100,000	93,851
1.88%, 08/15/26 (a)	200,000	174,399
2.20%, 01/15/27 (a)	100,000	87,469
3.63%, 04/01/27 (a)	150,000	137,008
Aircastle Ltd.
4.13%, 05/01/24 (a)	50,000	48,442
4.25%, 06/15/26 (a)	125,000	117,863
Ares Capital Corp.
4.20%, 06/10/24 (a)	135,000	130,613
4.25%, 03/01/25 (a)	95,000	90,308
3.25%, 07/15/25 (a)	275,000	253,851
3.88%, 01/15/26 (a)	200,000	183,969
2.15%, 07/15/26 (a)	175,000	148,611
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	125,000	108,327
Barings BDC, Inc.
3.30%, 11/23/26 (a)	75,000	63,534
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	75,000	67,207
Blackstone Private Credit Fund
1.75%, 09/15/24	75,000	69,121
2.35%, 11/22/24	75,000	68,713
2.70%, 01/15/25 (a)	75,000	69,163
4.70%, 03/24/25	150,000	144,274
2.63%, 12/15/26 (a)	300,000	248,944
3.25%, 03/15/27 (a)	200,000	168,835
See financial notes
Schwab Fixed-Income ETFs | Annual Report126

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	125,000	115,183
2.75%, 09/16/26 (a)	125,000	109,691
2.13%, 02/15/27 (a)	100,000	82,888
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	25,000	24,242
4.13%, 02/01/25 (a)	160,000	150,479
3.40%, 01/15/26 (a)	300,000	266,742
3.25%, 07/15/27 (a)	75,000	63,246
GATX Corp.
4.35%, 02/15/24 (a)	100,000	99,091
3.25%, 03/30/25 (a)	50,000	47,820
3.25%, 09/15/26 (a)	100,000	93,325
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	60,000	57,854
2.88%, 01/15/26 (a)	75,000	69,155
Golub Capital BDC, Inc.
3.38%, 04/15/24 (a)	75,000	72,068
2.50%, 08/24/26 (a)	100,000	85,465
2.05%, 02/15/27 (a)	75,000	61,425
Hercules Capital, Inc.
2.63%, 09/16/26 (a)	125,000	105,693
Main Street Capital Corp.
5.20%, 05/01/24	75,000	74,080
3.00%, 07/14/26 (a)	100,000	86,490
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	75,000	69,408
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	110,000	104,665
2.70%, 01/15/27 (a)	50,000	43,052
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	25,000	24,700
4.00%, 03/30/25 (a)	105,000	98,812
3.75%, 07/22/25 (a)	100,000	92,753
4.25%, 01/15/26 (a)	200,000	184,973
3.40%, 07/15/26 (a)	150,000	131,670
Owl Rock Capital Corp. III
3.13%, 04/13/27 (a)	50,000	41,595
Owl Rock Core Income Corp.
3.13%, 09/23/26 (a)	75,000	64,336
4.70%, 02/08/27 (a)	100,000	90,001
OWL Rock Core Income Corp.
7.75%, 09/16/27 (a)(c)	100,000	99,883
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	50,000	40,920
Prospect Capital Corp.
3.71%, 01/22/26 (a)	75,000	65,989
3.36%, 11/15/26 (a)	75,000	62,676
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/24 (a)	95,000	91,655
		8,811,051
Financial Other 0.1%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	100,000	85,138
ORIX Corp.
4.05%, 01/16/24	25,000	24,660
3.25%, 12/04/24	150,000	144,528
3.70%, 07/18/27	50,000	46,971
5.00%, 09/13/27	100,000	99,958
		401,255
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Insurance 2.7%
Aetna, Inc.
3.50%, 11/15/24 (a)	125,000	121,588
Aflac, Inc.
1.13%, 03/15/26 (a)	75,000	66,519
2.88%, 10/15/26 (a)	75,000	69,895
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	95,699
Allstate Corp.
0.75%, 12/15/25 (a)	150,000	133,335
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	75,000	71,591
American International Group, Inc.
4.13%, 02/15/24	50,000	49,523
2.50%, 06/30/25 (a)	167,000	157,509
3.90%, 04/01/26 (a)	150,000	145,244
Anthem, Inc.
3.50%, 08/15/24 (a)	125,000	121,970
3.35%, 12/01/24 (a)	125,000	121,526
2.38%, 01/15/25 (a)	200,000	190,000
3.65%, 12/01/27 (a)	250,000	236,018
Aon Corp.
8.21%, 01/01/27	100,000	105,226
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	100,000	91,868
Aon PLC
3.50%, 06/14/24 (a)	75,000	73,278
3.88%, 12/15/25 (a)	150,000	146,328
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	95,707
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	91,000	90,794
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	475,000	456,144
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	100,000	93,188
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	70,000	68,756
Centene Corp.
4.25%, 12/15/27 (a)	250,000	235,111
Chubb INA Holdings, Inc.
3.35%, 05/15/24	75,000	73,415
3.15%, 03/15/25	150,000	144,939
3.35%, 05/03/26 (a)	250,000	239,831
CNA Financial Corp.
3.95%, 05/15/24 (a)	75,000	73,770
4.50%, 03/01/26 (a)	75,000	74,222
3.45%, 08/15/27 (a)	100,000	92,977
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	175,000	174,018
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)(c)	150,000	143,888
3.65%, 04/05/27 (a)(c)	200,000	186,771
6.88%, 12/15/52 (a)(b)(c)	150,000	140,050
Elevance Health, Inc.
1.50%, 03/15/26 (a)	125,000	112,458
First American Financial Corp.
4.60%, 11/15/24	75,000	74,036
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	75,000	73,265
See financial notes
127Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Humana, Inc.
3.85%, 10/01/24 (a)	75,000	73,555
4.50%, 04/01/25 (a)	100,000	98,889
1.35%, 02/03/27 (a)	125,000	108,054
3.95%, 03/15/27 (a)	100,000	95,946
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	75,000	74,198
Kemper Corp.
4.35%, 02/15/25 (a)	120,000	117,033
Lincoln National Corp.
3.63%, 12/12/26 (a)	100,000	93,963
Loews Corp.
3.75%, 04/01/26 (a)	100,000	96,576
Manulife Financial Corp.
4.15%, 03/04/26	175,000	170,579
4.06%, 02/24/32 (a)(b)	125,000	114,100
Markel Corp.
3.50%, 11/01/27 (a)	100,000	92,336
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	210,000	207,151
3.50%, 06/03/24 (a)	80,000	78,437
3.50%, 03/10/25 (a)	100,000	97,198
3.75%, 03/14/26 (a)	100,000	97,156
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	94,056
MetLife, Inc.
3.60%, 04/10/24	175,000	171,985
3.00%, 03/01/25	100,000	96,462
3.60%, 11/13/25 (a)	75,000	72,996
Old Republic International Corp.
4.88%, 10/01/24 (a)	75,000	74,487
3.88%, 08/26/26 (a)	125,000	118,606
Principal Financial Group, Inc.
3.40%, 05/15/25 (a)	100,000	96,877
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	90,170
5.20%, 03/15/44 (a)(b)	75,000	72,243
5.38%, 05/15/45 (a)(b)	150,000	145,782
4.50%, 09/15/47 (a)(b)	175,000	159,891
Radian Group, Inc.
6.63%, 03/15/25 (a)	50,000	49,528
4.88%, 03/15/27 (a)	100,000	91,882
Reinsurance Group of America, Inc.
3.95%, 09/15/26 (a)	75,000	72,351
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	45,000	43,721
The Progressive Corp.
2.45%, 01/15/27	100,000	91,771
2.50%, 03/15/27 (a)	100,000	91,932
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	125,000	121,236
UnitedHealth Group, Inc.
3.50%, 02/15/24	150,000	147,732
0.55%, 05/15/24 (a)	50,000	47,208
2.38%, 08/15/24	225,000	216,740
3.75%, 07/15/25	300,000	293,751
3.70%, 12/15/25	100,000	97,755
1.25%, 01/15/26	100,000	90,877
3.10%, 03/15/26	200,000	191,126
1.15%, 05/15/26 (a)	250,000	223,757
3.45%, 01/15/27	125,000	119,241
3.70%, 05/15/27 (a)	150,000	145,236
2.95%, 10/15/27	150,000	138,958
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Voya Financial, Inc.
3.65%, 06/15/26	100,000	95,075
Willis North America, Inc.
3.60%, 05/15/24 (a)	100,000	97,444
4.65%, 06/15/27 (a)	100,000	96,881
		10,013,385
REITs 2.6%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	125,000	121,119
4.30%, 01/15/26 (a)	50,000	48,958
3.95%, 01/15/27 (a)	125,000	120,084
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	100,000	97,199
3.45%, 06/01/25 (a)	75,000	72,342
3.50%, 11/15/25 (a)	100,000	95,881
2.95%, 05/11/26 (a)	125,000	116,448
3.35%, 05/15/27 (a)	50,000	46,515
Boston Properties LP
3.20%, 01/15/25 (a)	170,000	163,213
3.65%, 02/01/26 (a)	300,000	285,048
6.75%, 12/01/27 (a)	150,000	154,991
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	75,000	71,521
3.95%, 11/15/27 (a)	100,000	84,181
Brixmor Operating Partnership LP
3.65%, 06/15/24 (a)	175,000	170,092
3.85%, 02/01/25 (a)	20,000	19,244
4.13%, 06/15/26 (a)	150,000	142,678
Corporate Office Properties LP
2.25%, 03/15/26 (a)	125,000	110,731
CubeSmart LP
4.00%, 11/15/25 (a)	100,000	96,687
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	139,566
EPR Properties
4.75%, 12/15/26 (a)	125,000	112,528
4.50%, 06/01/27 (a)	75,000	65,229
ERP Operating LP
3.25%, 08/01/27 (a)	175,000	160,452
Essex Portfolio LP
3.88%, 05/01/24 (a)	100,000	97,957
3.50%, 04/01/25 (a)	15,000	14,491
3.63%, 05/01/27 (a)	100,000	93,957
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	125,000	123,450
1.25%, 02/15/26 (a)	100,000	88,204
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	125,000	116,575
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	25,000	24,084
4.00%, 06/01/25 (a)	150,000	146,225
1.35%, 02/01/27 (a)	150,000	130,282
Highwoods Realty LP
3.88%, 03/01/27 (a)	50,000	46,520
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	115,000	112,496
4.50%, 02/01/26 (a)	100,000	96,075
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	50,000	42,645
Kilroy Realty LP
3.45%, 12/15/24 (a)	75,000	71,943
4.38%, 10/01/25 (a)	50,000	48,520
See financial notes
Schwab Fixed-Income ETFs | Annual Report128

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kimco Realty Corp.
2.70%, 03/01/24 (a)	100,000	96,861
3.30%, 02/01/25 (a)	125,000	119,990
2.80%, 10/01/26 (a)	150,000	137,976
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	92,278
LifeStorage LP
3.50%, 07/01/26 (a)	100,000	93,953
Mid-America Apartments LP
3.75%, 06/15/24 (a)	100,000	97,973
4.00%, 11/15/25 (a)	100,000	97,387
1.10%, 09/15/26 (a)	175,000	151,594
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	55,000	53,801
4.00%, 11/15/25 (a)	100,000	96,674
3.50%, 10/15/27 (a)	100,000	90,859
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	50,000	49,438
4.50%, 01/15/25 (a)	50,000	48,674
5.25%, 01/15/26 (a)	100,000	98,412
4.50%, 04/01/27 (a)	125,000	117,449
Physicians Realty LP
4.30%, 03/15/27 (a)	75,000	70,906
Piedmont Operating Partnership LP
4.45%, 03/15/24 (a)	75,000	73,845
Prologis LP
3.25%, 06/30/26 (a)	75,000	71,408
3.25%, 10/01/26 (a)	75,000	71,351
Public Storage
0.88%, 02/15/26 (a)	100,000	88,539
1.50%, 11/09/26 (a)	100,000	89,167
3.09%, 09/15/27 (a)	100,000	93,401
Realty Income Corp.
4.60%, 02/06/24 (a)	50,000	49,695
3.88%, 07/15/24 (a)	75,000	73,538
4.63%, 11/01/25 (a)	150,000	148,924
0.75%, 03/15/26 (a)	75,000	65,358
4.88%, 06/01/26 (a)	75,000	74,735
4.13%, 10/15/26 (a)	100,000	97,440
3.00%, 01/15/27 (a)	100,000	92,869
3.95%, 08/15/27 (a)	100,000	95,904
Regency Centers LP
3.60%, 02/01/27 (a)	100,000	93,700
Sabra Health Care LP
5.13%, 08/15/26 (a)	100,000	95,339
Simon Property Group LP
2.00%, 09/13/24 (a)	150,000	142,655
3.38%, 10/01/24 (a)	100,000	97,215
3.50%, 09/01/25 (a)	225,000	215,974
3.30%, 01/15/26 (a)	150,000	142,785
3.25%, 11/30/26 (a)	125,000	117,179
1.38%, 01/15/27 (a)	75,000	65,594
3.38%, 06/15/27 (a)	150,000	140,325
SITE Centers Corp.
3.63%, 02/01/25 (a)	75,000	71,053
4.25%, 02/01/26 (a)	150,000	141,905
4.70%, 06/01/27 (a)	50,000	47,181
Spirit Realty LP
3.20%, 01/15/27 (a)	100,000	89,058
Tanger Properties LP
3.13%, 09/01/26 (a)	50,000	45,743
3.88%, 07/15/27 (a)	50,000	46,007
UDR, Inc.
3.50%, 07/01/27 (a)	100,000	93,570
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ventas Realty LP
3.50%, 04/15/24 (a)	175,000	170,445
3.75%, 05/01/24 (a)	35,000	34,286
2.65%, 01/15/25 (a)	160,000	151,681
4.13%, 01/15/26 (a)	130,000	126,278
3.25%, 10/15/26 (a)	100,000	92,625
Vornado Realty LP
3.50%, 01/15/25 (a)	75,000	70,575
2.15%, 06/01/26 (a)	50,000	42,431
Welltower, Inc.
4.50%, 01/15/24 (a)	25,000	24,819
3.63%, 03/15/24 (a)	130,000	127,262
4.00%, 06/01/25 (a)	275,000	268,117
4.25%, 04/01/26 (a)	150,000	145,596
2.70%, 02/15/27 (a)	75,000	67,650
WP Carey, Inc.
4.60%, 04/01/24 (a)	75,000	74,322
4.00%, 02/01/25 (a)	75,000	73,268
4.25%, 10/01/26 (a)	50,000	48,359
		9,611,527
		172,979,427

Industrial 47.4%
Basic Industry 1.8%
Air Products and Chemicals, Inc.
3.35%, 07/31/24 (a)	75,000	73,346
1.50%, 10/15/25 (a)	100,000	92,037
1.85%, 05/15/27 (a)	100,000	89,158
Albemarle Corp.
4.65%, 06/01/27 (a)	100,000	98,006
ArcelorMittal S.A.
4.55%, 03/11/26	75,000	72,933
6.55%, 11/29/27 (a)	150,000	151,281
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	100,000	96,661
5.90%, 07/05/24	325,000	324,991
6.05%, 03/15/25	275,000	274,347
1.40%, 08/05/26 (a)	50,000	42,251
6.17%, 07/15/27 (a)	375,000	370,573
Celulosa Arauco y Constitucion S.A.
3.88%, 11/02/27 (a)	200,000	188,237
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	325,000	320,102
Eastman Chemical Co.
3.80%, 03/15/25 (a)	150,000	145,665
Ecolab, Inc.
2.70%, 11/01/26 (a)	100,000	93,060
1.65%, 02/01/27 (a)	100,000	88,704
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (a)	100,000	92,431
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	50,000	48,751
5.50%, 01/17/27	150,000	150,925
FMC Corp.
4.10%, 02/01/24 (a)	50,000	49,308
3.20%, 10/01/26 (a)	100,000	93,397
Freeport-McMoRan, Inc.
4.55%, 11/14/24 (a)	200,000	197,745
Georgia-Pacific LLC
8.00%, 01/15/24	90,000	92,750
See financial notes
129Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kinross Gold Corp.
5.95%, 03/15/24 (a)	100,000	100,565
4.50%, 07/15/27 (a)	100,000	94,869
Linde, Inc.
2.65%, 02/05/25 (a)	15,000	14,378
4.70%, 12/05/25 (a)	175,000	175,369
3.20%, 01/30/26 (a)	125,000	120,456
LYB International Finance II BV
3.50%, 03/02/27 (a)	100,000	92,940
LYB International Finance III LLC
1.25%, 10/01/25 (a)	75,000	67,086
LyondellBasell Industries NV
5.75%, 04/15/24 (a)	200,000	200,561
Mosaic Co.
4.05%, 11/15/27 (a)	125,000	118,214
Nucor Corp.
2.00%, 06/01/25 (a)	100,000	93,211
4.30%, 05/23/27 (a)	150,000	146,234
Nutrien Ltd.
5.90%, 11/07/24	100,000	101,301
3.00%, 04/01/25 (a)	100,000	95,444
4.00%, 12/15/26 (a)	75,000	73,068
Packaging Corp. of America
3.65%, 09/15/24 (a)	150,000	146,096
PPG Industries, Inc.
2.40%, 08/15/24 (a)	50,000	47,848
1.20%, 03/15/26 (a)	150,000	133,143
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	75,000	67,922
RPM International, Inc.
3.75%, 03/15/27 (a)	75,000	69,958
Sherwin-Williams Co.
3.13%, 06/01/24 (a)	50,000	48,598
3.45%, 08/01/25 (a)	75,000	72,239
4.25%, 08/08/25	25,000	24,595
3.95%, 01/15/26 (a)	75,000	73,194
3.45%, 06/01/27 (a)	250,000	234,779
Southern Copper Corp.
3.88%, 04/23/25	100,000	97,172
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	75,000	71,412
2.40%, 06/15/25 (a)	75,000	70,339
5.00%, 12/15/26 (a)	75,000	74,932
Vale Overseas Ltd.
6.25%, 08/10/26	175,000	181,713
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	125,000	117,593
Weyerhaeuser Co.
6.95%, 10/01/27	100,000	107,121
WRKCo, Inc.
3.00%, 09/15/24 (a)	100,000	95,649
3.75%, 03/15/25 (a)	150,000	145,355
4.65%, 03/15/26 (a)	150,000	147,701
		6,767,714
Capital Goods 5.2%
3M Co.
3.25%, 02/14/24 (a)	125,000	122,753
2.00%, 02/14/25 (a)	120,000	113,711
2.65%, 04/15/25 (a)	200,000	191,217
3.00%, 08/07/25	100,000	95,972
2.88%, 10/15/27 (a)	100,000	92,687
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	100,000	96,217
3.55%, 10/01/27 (a)	100,000	91,061
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	125,000	118,624
Amphenol Corp.
3.20%, 04/01/24 (a)	25,000	24,459
2.05%, 03/01/25 (a)	100,000	93,970
Berry Global, Inc.
0.95%, 02/15/24 (a)	150,000	142,633
1.57%, 01/15/26 (a)	250,000	223,430
1.65%, 01/15/27 (a)	100,000	85,582
Boeing Co.
1.95%, 02/01/24	75,000	72,277
1.43%, 02/04/24 (a)	525,000	502,605
2.80%, 03/01/24 (a)	125,000	121,154
2.85%, 10/30/24 (a)	100,000	95,916
4.88%, 05/01/25 (a)	500,000	496,302
2.60%, 10/30/25 (a)	50,000	46,710
2.75%, 02/01/26 (a)	250,000	232,289
2.20%, 02/04/26 (a)	925,000	841,284
3.10%, 05/01/26 (a)	100,000	94,249
2.25%, 06/15/26 (a)	75,000	67,760
2.70%, 02/01/27 (a)	175,000	158,275
2.80%, 03/01/27 (a)	50,000	45,175
5.04%, 05/01/27 (a)	350,000	346,789
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	104,000	100,673
Carrier Global Corp.
2.24%, 02/15/25 (a)	255,000	240,687
2.49%, 02/15/27 (a)	150,000	135,480
Caterpillar Financial Services Corp.
2.85%, 05/17/24	175,000	170,211
3.30%, 06/09/24	215,000	210,291
2.15%, 11/08/24	125,000	119,258
3.25%, 12/01/24	250,000	243,004
4.90%, 01/17/25	175,000	175,339
3.40%, 05/13/25	225,000	218,877
3.65%, 08/12/25	175,000	170,860
0.80%, 11/13/25	175,000	157,336
0.90%, 03/02/26	125,000	111,586
1.15%, 09/14/26	100,000	88,408
1.70%, 01/08/27	100,000	90,325
3.60%, 08/12/27	100,000	95,654
1.10%, 09/14/27	150,000	128,455
Caterpillar, Inc.
3.40%, 05/15/24 (a)	125,000	122,651
CNH Industrial Capital LLC
4.20%, 01/15/24	100,000	98,847
3.95%, 05/23/25	100,000	97,061
1.88%, 01/15/26 (a)	100,000	91,306
1.45%, 07/15/26 (a)	125,000	110,677
Deere & Co.
2.75%, 04/15/25 (a)	50,000	48,062
Dover Corp.
3.15%, 11/15/25 (a)	75,000	71,511
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	93,334
Emerson Electric Co.
3.15%, 06/01/25 (a)	100,000	96,870
0.88%, 10/15/26 (a)	150,000	130,060
Fortive Corp.
3.15%, 06/15/26 (a)	175,000	163,755
See financial notes
Schwab Fixed-Income ETFs | Annual Report130

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fortune Brands Home & Security, Inc.
4.00%, 06/15/25 (a)	100,000	97,372
GE Capital International Funding Co.
3.37%, 11/15/25	50,000	47,971
General Dynamics Corp.
2.38%, 11/15/24 (a)	100,000	95,575
3.25%, 04/01/25 (a)	150,000	145,539
3.50%, 05/15/25 (a)	100,000	97,514
1.15%, 06/01/26 (a)	75,000	66,790
2.13%, 08/15/26 (a)	100,000	91,853
3.50%, 04/01/27 (a)	125,000	119,724
Hexcel Corp.
4.95%, 08/15/25 (a)	75,000	73,229
4.20%, 02/15/27 (a)	75,000	69,434
Honeywell International, Inc.
2.30%, 08/15/24 (a)	175,000	168,221
1.35%, 06/01/25 (a)	175,000	161,997
2.50%, 11/01/26 (a)	325,000	300,323
Hubbell, Inc.
3.35%, 03/01/26 (a)	75,000	71,406
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	125,000	120,669
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	120,000	118,261
2.65%, 11/15/26 (a)	175,000	162,864
John Deere Capital Corp.
3.45%, 01/10/24	50,000	49,368
0.45%, 01/17/24	250,000	239,324
2.60%, 03/07/24	180,000	175,463
0.45%, 06/07/24	125,000	117,529
2.65%, 06/24/24	245,000	237,411
0.63%, 09/10/24	150,000	140,079
4.55%, 10/11/24	125,000	124,853
2.05%, 01/09/25	20,000	19,008
2.13%, 03/07/25	50,000	47,334
3.45%, 03/13/25	100,000	97,459
3.40%, 09/11/25	125,000	121,138
0.70%, 01/15/26	50,000	44,536
2.65%, 06/10/26	100,000	93,892
1.05%, 06/17/26	200,000	177,755
1.30%, 10/13/26	75,000	66,407
1.70%, 01/11/27	150,000	134,071
2.35%, 03/08/27	100,000	91,291
1.75%, 03/09/27	100,000	89,210
2.80%, 09/08/27	100,000	92,292
4.15%, 09/15/27	300,000	294,822
Johnson Controls International plc
3.90%, 02/14/26 (a)	150,000	145,778
L3Harris Technologies, Inc.
3.95%, 05/28/24 (a)	85,000	83,600
3.83%, 04/27/25 (a)	150,000	145,988
3.85%, 12/15/26 (a)	50,000	47,818
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	75,000	72,926
Legrand France S.A.
8.50%, 02/15/25	70,000	75,681
Lennox International, Inc.
1.35%, 08/01/25 (a)	175,000	158,198
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	200,000	194,512
5.10%, 11/15/27 (a)	200,000	204,980
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	100,000	98,738
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Masco Corp.
3.50%, 11/15/27 (a)	50,000	46,392
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	225,000	215,998
3.20%, 02/01/27 (a)	150,000	141,083
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	250,000	234,278
2.29%, 04/05/27 (a)	100,000	89,899
Owens Corning
4.20%, 12/01/24 (a)	125,000	123,350
3.40%, 08/15/26 (a)	75,000	70,440
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	100,000	96,466
3.65%, 06/15/24	200,000	195,842
3.25%, 03/01/27 (a)	150,000	140,452
4.25%, 09/15/27 (a)	150,000	145,938
Precision Castparts Corp.
3.25%, 06/15/25 (a)	150,000	145,311
Raytheon Technologies Corp.
3.20%, 03/15/24 (a)	150,000	146,797
3.95%, 08/16/25 (a)	225,000	220,036
2.65%, 11/01/26 (a)	150,000	138,472
3.50%, 03/15/27 (a)	200,000	190,924
3.13%, 05/04/27 (a)	150,000	139,992
Republic Services, Inc.
2.50%, 08/15/24 (a)	170,000	162,981
3.20%, 03/15/25 (a)	130,000	124,801
0.88%, 11/15/25 (a)	100,000	89,388
3.38%, 11/15/27 (a)	100,000	93,378
Rockwell Automation, Inc.
2.88%, 03/01/25 (a)	50,000	48,118
Roper Technologies, Inc.
2.35%, 09/15/24 (a)	75,000	71,607
1.00%, 09/15/25 (a)	125,000	112,283
3.85%, 12/15/25 (a)	25,000	24,260
3.80%, 12/15/26 (a)	125,000	119,583
1.40%, 09/15/27 (a)	150,000	127,324
Snap-on, Inc.
3.25%, 03/01/27 (a)	50,000	47,389
Sonoco Products Co.
2.25%, 02/01/27 (a)	100,000	88,840
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	175,000	167,102
4.00%, 03/15/60 (a)(b)	100,000	86,230
Teledyne Technologies, Inc.
0.95%, 04/01/24 (a)	125,000	118,444
1.60%, 04/01/26 (a)	50,000	44,737
Textron, Inc.
4.30%, 03/01/24 (a)	10,000	9,888
3.88%, 03/01/25 (a)	75,000	73,076
4.00%, 03/15/26 (a)	100,000	96,451
3.65%, 03/15/27 (a)	100,000	93,613
Timken Co.
3.88%, 09/01/24 (a)	75,000	73,229
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	100,000	97,474
3.50%, 03/21/26 (a)	75,000	70,762
Vontier Corp.
1.80%, 04/01/26 (a)	100,000	84,700
Vulcan Materials Co.
4.50%, 04/01/25 (a)	75,000	74,370
3.90%, 04/01/27 (a)	100,000	95,114
See financial notes
131Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Waste Management, Inc.
3.13%, 03/01/25 (a)	75,000	72,505
0.75%, 11/15/25 (a)	75,000	67,247
3.15%, 11/15/27 (a)	100,000	93,449
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(f)	125,000	123,077
3.20%, 06/15/25 (a)	75,000	70,682
3.45%, 11/15/26 (a)	125,000	116,651
WW Grainger, Inc.
1.85%, 02/15/25 (a)	90,000	84,564
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	94,009
		19,382,878
Communications 4.8%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	150,000	143,052
American Tower Corp.
0.60%, 01/15/24	75,000	71,502
5.00%, 02/15/24	100,000	99,858
3.38%, 05/15/24 (a)	100,000	97,386
2.95%, 01/15/25 (a)	150,000	143,228
2.40%, 03/15/25 (a)	175,000	164,896
1.30%, 09/15/25 (a)	200,000	180,667
1.60%, 04/15/26 (a)	200,000	178,116
1.45%, 09/15/26 (a)	100,000	87,339
3.38%, 10/15/26 (a)	200,000	187,323
2.75%, 01/15/27 (a)	275,000	249,529
3.13%, 01/15/27 (a)	75,000	68,915
3.55%, 07/15/27 (a)	100,000	92,674
AT&T, Inc.
0.90%, 03/25/24 (a)	350,000	332,680
1.70%, 03/25/26 (a)	400,000	361,383
2.95%, 07/15/26 (a)	100,000	93,086
3.80%, 02/15/27 (a)	100,000	95,439
4.25%, 03/01/27 (a)	250,000	243,611
2.30%, 06/01/27 (a)	450,000	401,423
Bell Canada
0.75%, 03/17/24	100,000	94,794
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (a)	210,000	207,635
4.91%, 07/23/25 (a)	700,000	687,276
Comcast Corp.
3.70%, 04/15/24 (a)	200,000	197,062
3.38%, 02/15/25 (a)	225,000	218,373
3.38%, 08/15/25 (a)	250,000	241,310
3.95%, 10/15/25 (a)	550,000	539,003
3.15%, 03/01/26 (a)	400,000	381,391
2.35%, 01/15/27 (a)	275,000	250,525
3.30%, 02/01/27 (a)	225,000	212,576
3.30%, 04/01/27 (a)	150,000	141,549
5.35%, 11/15/27 (a)	125,000	127,847
Crown Castle International Corp.
3.20%, 09/01/24 (a)	100,000	96,657
1.35%, 07/15/25 (a)	100,000	91,028
4.45%, 02/15/26 (a)	200,000	195,603
3.70%, 06/15/26 (a)	50,000	47,591
1.05%, 07/15/26 (a)	150,000	129,956
4.00%, 03/01/27 (a)	100,000	95,466
2.90%, 03/15/27 (a)	125,000	113,918
3.65%, 09/01/27 (a)	150,000	139,651
Discovery Communications LLC
3.80%, 03/13/24 (a)	100,000	97,750
3.90%, 11/15/24 (a)	75,000	72,621
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 06/15/25 (a)	125,000	119,411
4.90%, 03/11/26 (a)	175,000	169,838
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	75,000	74,828
Fox Corp.
4.03%, 01/25/24 (a)	200,000	197,759
3.05%, 04/07/25 (a)	95,000	91,036
Magallanes, Inc.
3.43%, 03/15/24 (c)	200,000	194,258
3.53%, 03/15/24 (a)(c)	100,000	96,923
3.64%, 03/15/25 (c)	275,000	261,773
3.76%, 03/15/27 (a)(c)	675,000	609,622
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	400,000	373,476
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	125,000	122,587
3.60%, 04/15/26 (a)	225,000	216,420
Rogers Communications, Inc.
2.95%, 03/15/25 (a)(c)	100,000	95,385
3.63%, 12/15/25 (a)	100,000	95,960
2.90%, 11/15/26 (a)	125,000	114,481
3.20%, 03/15/27 (a)(c)	250,000	231,552
Take-Two Interactive Software, Inc.
3.30%, 03/28/24	150,000	146,509
3.55%, 04/14/25	100,000	96,426
3.70%, 04/14/27 (a)	150,000	141,386
TCI Communications, Inc.
7.88%, 02/15/26	75,000	81,430
Telefonica Emisiones S.A.
4.10%, 03/08/27	250,000	237,266
TELUS Corp.
3.70%, 09/15/27 (a)	125,000	118,640
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	500,000	481,522
1.50%, 02/15/26 (a)	125,000	112,091
2.25%, 02/15/26 (a)	325,000	296,247
2.63%, 04/15/26 (a)	250,000	229,230
3.75%, 04/15/27 (a)	650,000	613,525
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	191,938
3.00%, 02/13/26	250,000	237,126
1.85%, 07/30/26	300,000	271,599
Verizon Communications, Inc.
0.75%, 03/22/24	150,000	142,420
3.50%, 11/01/24 (a)	175,000	170,098
3.38%, 02/15/25	275,000	266,673
0.85%, 11/20/25 (a)	150,000	134,044
1.45%, 03/20/26 (a)	300,000	269,799
2.63%, 08/15/26	325,000	300,497
4.13%, 03/16/27	550,000	536,133
3.00%, 03/22/27 (a)	150,000	139,625
ViacomCBS, Inc.
4.75%, 05/15/25 (a)	158,000	155,663
4.00%, 01/15/26 (a)	225,000	216,234
Vodafone Group PLC
4.13%, 05/30/25	250,000	246,243
Walt Disney Co.
1.75%, 08/30/24 (a)	150,000	142,999
3.70%, 09/15/24 (a)	150,000	147,024
3.35%, 03/24/25	275,000	266,601
3.70%, 10/15/25 (a)	100,000	97,191
1.75%, 01/13/26	150,000	137,530
3.38%, 11/15/26 (a)	75,000	71,093
3.70%, 03/23/27	50,000	48,143
See financial notes
Schwab Fixed-Income ETFs | Annual Report132

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	193,897
WPP Finance 2010
3.75%, 09/19/24	145,000	140,603
		17,814,443
Consumer Cyclical 7.8%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	300,000	290,158
3.40%, 12/06/27 (a)	375,000	345,949
Amazon.com, Inc.
2.73%, 04/13/24	200,000	194,998
0.45%, 05/12/24	475,000	448,301
2.80%, 08/22/24 (a)	300,000	290,802
4.70%, 11/29/24	200,000	199,960
3.80%, 12/05/24 (a)	175,000	172,407
3.00%, 04/13/25	250,000	241,626
0.80%, 06/03/25 (a)	200,000	182,933
4.60%, 12/01/25	250,000	249,843
5.20%, 12/03/25 (a)	125,000	127,370
1.00%, 05/12/26 (a)	450,000	399,287
3.30%, 04/13/27 (a)	450,000	427,875
1.20%, 06/03/27 (a)	175,000	151,888
3.15%, 08/22/27 (a)	550,000	518,264
4.55%, 12/01/27 (a)	200,000	199,609
American Honda Finance Corp.
3.55%, 01/12/24	100,000	98,642
2.90%, 02/16/24	150,000	146,500
2.40%, 06/27/24	100,000	96,406
0.55%, 07/12/24	250,000	233,843
0.75%, 08/09/24	250,000	233,897
2.15%, 09/10/24	130,000	124,120
1.20%, 07/08/25	25,000	22,879
1.00%, 09/10/25	150,000	135,667
1.30%, 09/09/26	150,000	132,595
2.30%, 09/09/26	125,000	114,394
2.35%, 01/08/27	75,000	68,228
Aptiv PLC
2.40%, 02/18/25 (a)	125,000	117,949
AutoNation, Inc.
3.50%, 11/15/24 (a)	165,000	158,327
AutoZone, Inc.
3.13%, 04/18/24 (a)	100,000	97,537
3.25%, 04/15/25 (a)	15,000	14,423
3.63%, 04/15/25 (a)	90,000	87,279
3.13%, 04/21/26 (a)	75,000	70,855
3.75%, 06/01/27 (a)	150,000	143,429
Block Financial LLC
5.25%, 10/01/25 (a)	50,000	49,902
Booking Holdings, Inc.
3.65%, 03/15/25 (a)	125,000	121,878
3.60%, 06/01/26 (a)	100,000	95,942
BorgWarner, Inc.
3.38%, 03/15/25 (a)	110,000	105,474
2.65%, 07/01/27 (a)	200,000	178,293
CBRE Services, Inc.
4.88%, 03/01/26 (a)	125,000	123,866
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	205,000	199,685
3.00%, 05/18/27 (a)	100,000	94,296
1.38%, 06/20/27 (a)	250,000	219,444
Cummins, Inc.
0.75%, 09/01/25 (a)	100,000	90,254
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	95,371
Dollar General Corp.
4.25%, 09/20/24	175,000	172,811
4.15%, 11/01/25 (a)	75,000	73,359
3.88%, 04/15/27 (a)	100,000	95,514
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	175,000	171,010
DR Horton, Inc.
2.50%, 10/15/24 (a)	75,000	71,469
2.60%, 10/15/25 (a)	140,000	130,407
1.30%, 10/15/26 (a)	100,000	86,100
1.40%, 10/15/27 (a)	100,000	83,569
eBay, Inc.
3.45%, 08/01/24 (a)	120,000	116,974
1.90%, 03/11/25 (a)	125,000	117,132
1.40%, 05/10/26 (a)	125,000	111,032
3.60%, 06/05/27 (a)	125,000	118,443
5.95%, 11/22/27 (a)	100,000	102,990
Expedia Group, Inc.
5.00%, 02/15/26 (a)	125,000	123,521
4.63%, 08/01/27 (a)	100,000	96,190
General Motors Co.
4.00%, 04/01/25	105,000	102,710
6.13%, 10/01/25 (a)	350,000	357,163
4.20%, 10/01/27 (a)	100,000	94,233
6.80%, 10/01/27 (a)	150,000	155,951
General Motors Financial Co., Inc.
5.10%, 01/17/24 (a)	250,000	249,393
1.05%, 03/08/24	150,000	142,470
3.95%, 04/13/24 (a)	270,000	264,907
1.20%, 10/15/24	200,000	185,360
3.50%, 11/07/24 (a)	150,000	144,758
4.00%, 01/15/25 (a)	200,000	194,299
2.90%, 02/26/25 (a)	225,000	213,650
3.80%, 04/07/25	200,000	193,371
4.35%, 04/09/25 (a)	125,000	121,785
2.75%, 06/20/25 (a)	200,000	187,457
4.30%, 07/13/25 (a)	125,000	121,421
6.05%, 10/10/25	100,000	101,792
1.25%, 01/08/26 (a)	225,000	198,569
5.25%, 03/01/26 (a)	225,000	221,870
1.50%, 06/10/26 (a)	250,000	217,270
4.00%, 10/06/26 (a)	125,000	117,889
4.35%, 01/17/27 (a)	200,000	190,541
2.35%, 02/26/27 (a)	150,000	131,233
5.00%, 04/09/27 (a)	150,000	145,597
2.70%, 08/20/27 (a)	175,000	153,007
Genuine Parts Co.
1.75%, 02/01/25 (a)	100,000	93,518
GLP Capital LP/GLP Financing II, Inc.
3.35%, 09/01/24 (a)	65,000	62,282
5.25%, 06/01/25 (a)	150,000	148,125
5.38%, 04/15/26 (a)	150,000	148,036
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	95,273
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	75,000	73,043
Home Depot, Inc.
3.75%, 02/15/24 (a)	240,000	237,719
3.35%, 09/15/25 (a)	225,000	218,517
3.00%, 04/01/26 (a)	200,000	190,484
2.13%, 09/15/26 (a)	200,000	183,293
2.50%, 04/15/27 (a)	250,000	230,249
2.80%, 09/14/27 (a)	225,000	208,972
See financial notes
133Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Honda Motor Co., Ltd.
2.53%, 03/10/27 (a)	175,000	160,394
Hyatt Hotels Corp.
1.80%, 10/01/24 (a)	175,000	164,095
5.63%, 04/23/25 (a)	90,000	89,398
J Paul Getty Trust
Series 2021 0.39%, 01/01/24 (a)	50,000	47,886
JD.com, Inc.
3.88%, 04/29/26	200,000	190,313
Lear Corp.
3.80%, 09/15/27 (a)	100,000	93,252
Lennar Corp.
4.50%, 04/30/24 (a)	100,000	98,767
5.88%, 11/15/24 (a)	75,000	75,378
4.75%, 05/30/25 (a)	50,000	49,654
5.25%, 06/01/26 (a)	50,000	50,134
5.00%, 06/15/27 (a)	50,000	48,705
4.75%, 11/29/27 (a)	200,000	192,747
Lowe's Cos., Inc.
3.13%, 09/15/24 (a)	75,000	72,740
4.00%, 04/15/25 (a)	75,000	73,570
4.40%, 09/08/25	200,000	197,425
3.38%, 09/15/25 (a)	100,000	96,159
2.50%, 04/15/26 (a)	225,000	210,093
3.35%, 04/01/27 (a)	125,000	117,567
3.10%, 05/03/27 (a)	250,000	233,211
Magna International, Inc.
3.63%, 06/15/24 (a)	150,000	146,825
4.15%, 10/01/25 (a)	100,000	97,736
Marriott International, Inc.
3.60%, 04/15/24 (a)	115,000	112,690
3.75%, 03/15/25 (a)	50,000	48,391
5.75%, 05/01/25 (a)	150,000	151,812
3.75%, 10/01/25 (a)	50,000	48,171
3.13%, 06/15/26 (a)	100,000	93,753
5.00%, 10/15/27 (a)	150,000	148,331
McDonald's Corp.
3.38%, 05/26/25 (a)	50,000	48,385
3.30%, 07/01/25 (a)	150,000	145,223
1.45%, 09/01/25 (a)	50,000	45,940
3.70%, 01/30/26 (a)	275,000	267,680
3.50%, 03/01/27 (a)	150,000	142,991
3.50%, 07/01/27 (a)	175,000	166,206
NIKE, Inc.
2.40%, 03/27/25 (a)	80,000	76,490
2.38%, 11/01/26 (a)	225,000	208,038
2.75%, 03/27/27 (a)	150,000	140,447
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	100,000	96,422
3.60%, 09/01/27 (a)	150,000	141,732
PACCAR Financial Corp.
0.35%, 02/02/24	100,000	95,229
2.15%, 08/15/24	175,000	167,084
1.80%, 02/06/25	10,000	9,415
3.55%, 08/11/25	150,000	146,181
1.10%, 05/11/26	50,000	44,614
2.00%, 02/04/27	100,000	90,412
PulteGroup, Inc.
5.50%, 03/01/26 (a)	175,000	175,842
5.00%, 01/15/27 (a)	25,000	24,778
PVH Corp.
4.63%, 07/10/25 (a)(c)	100,000	96,627
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	100,000	97,244
Ross Stores, Inc.
4.60%, 04/15/25 (a)	145,000	144,125
0.88%, 04/15/26 (a)	75,000	65,989
Starbucks Corp.
3.80%, 08/15/25 (a)	300,000	293,662
2.00%, 03/12/27 (a)	75,000	67,091
Tapestry, Inc.
4.25%, 04/01/25 (a)	75,000	73,351
4.13%, 07/15/27 (a)	100,000	93,990
Target Corp.
3.50%, 07/01/24	140,000	137,345
2.25%, 04/15/25 (a)	300,000	284,765
2.50%, 04/15/26	275,000	257,869
TJX Cos., Inc.
2.25%, 09/15/26 (a)	175,000	160,366
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	75,000	73,961
4.88%, 03/15/27 (a)	75,000	71,355
Toyota Motor Corp.
0.68%, 03/25/24 (a)	250,000	237,358
1.34%, 03/25/26 (a)	200,000	179,549
Toyota Motor Credit Corp.
3.35%, 01/08/24	125,000	123,044
0.45%, 01/11/24	300,000	286,814
2.90%, 04/17/24	100,000	97,405
0.63%, 09/13/24	250,000	232,855
4.40%, 09/20/24	350,000	347,160
2.00%, 10/07/24	75,000	71,398
1.45%, 01/13/25	100,000	93,712
1.80%, 02/13/25	225,000	211,645
3.00%, 04/01/25	250,000	240,372
3.40%, 04/14/25	100,000	97,034
0.80%, 10/16/25	225,000	201,846
0.80%, 01/09/26	150,000	134,049
1.13%, 06/18/26	250,000	221,413
1.90%, 01/13/27	150,000	134,268
3.05%, 03/22/27	300,000	280,212
1.15%, 08/13/27	150,000	128,002
4.55%, 09/20/27	300,000	296,311
VF Corp.
2.40%, 04/23/25 (a)	150,000	140,961
2.80%, 04/23/27 (a)	100,000	90,913
VICI Properties LP
4.38%, 05/15/25	75,000	73,397
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	190,000	185,552
3.45%, 06/01/26 (a)	225,000	214,169
Walmart, Inc.
3.30%, 04/22/24 (a)	225,000	220,645
2.85%, 07/08/24 (a)	150,000	145,877
2.65%, 12/15/24 (a)	115,000	110,715
3.55%, 06/26/25 (a)	225,000	220,491
3.90%, 09/09/25	325,000	320,357
3.05%, 07/08/26 (a)	125,000	120,323
1.05%, 09/17/26 (a)	200,000	177,225
3.95%, 09/09/27 (a)	150,000	148,345
		28,722,836
See financial notes
Schwab Fixed-Income ETFs | Annual Report134

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consumer Non-Cyclical 11.3%
Abbott Laboratories
2.95%, 03/15/25 (a)	150,000	144,999
3.88%, 09/15/25 (a)	25,000	24,545
3.75%, 11/30/26 (a)	275,000	268,294
AbbVie, Inc.
3.85%, 06/15/24 (a)	200,000	196,923
2.60%, 11/21/24 (a)	575,000	550,663
3.80%, 03/15/25 (a)	450,000	438,961
3.60%, 05/14/25 (a)	575,000	557,484
3.20%, 05/14/26 (a)	325,000	307,741
2.95%, 11/21/26 (a)	625,000	582,731
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	75,000	69,851
Altria Group, Inc.
4.00%, 01/31/24	140,000	138,668
3.80%, 02/14/24 (a)	50,000	49,176
2.35%, 05/06/25 (a)	130,000	122,488
4.40%, 02/14/26 (a)	100,000	98,106
2.63%, 09/16/26 (a)	125,000	114,826
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	125,000	122,121
3.25%, 03/01/25 (a)	20,000	19,286
3.45%, 12/15/27 (a)	100,000	93,622
Amgen, Inc.
3.63%, 05/22/24 (a)	200,000	196,401
1.90%, 02/21/25 (a)	120,000	112,671
3.13%, 05/01/25 (a)	150,000	144,127
2.60%, 08/19/26 (a)	200,000	185,040
2.20%, 02/21/27 (a)	250,000	224,943
3.20%, 11/02/27 (a)	200,000	185,655
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	550,000	529,997
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	200,000	185,844
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	275,000	259,515
1.20%, 05/28/26 (a)	225,000	200,655
AstraZeneca PLC
3.38%, 11/16/25	350,000	338,544
0.70%, 04/08/26 (a)	200,000	176,118
3.13%, 06/12/27 (a)	100,000	94,164
BAT Capital Corp.
3.22%, 08/15/24 (a)	425,000	410,116
2.79%, 09/06/24 (a)	150,000	143,810
3.22%, 09/06/26 (a)	200,000	185,148
4.70%, 04/02/27 (a)	100,000	96,171
3.56%, 08/15/27 (a)	550,000	501,790
BAT International Finance PLC
1.67%, 03/25/26 (a)	250,000	221,692
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	146,207
Baxter International, Inc.
1.32%, 11/29/24	100,000	93,200
2.60%, 08/15/26 (a)	150,000	138,771
1.92%, 02/01/27 (a)	250,000	222,222
Becton Dickinson & Co.
3.36%, 06/06/24 (a)	150,000	146,452
3.73%, 12/15/24 (a)	145,000	141,435
3.70%, 06/06/27 (a)	275,000	260,464
Biogen, Inc.
4.05%, 09/15/25 (a)	300,000	291,669
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	100,000	92,403
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Boston Scientific Corp.
3.45%, 03/01/24 (a)	77,000	75,588
1.90%, 06/01/25 (a)	100,000	93,511
Bristol-Myers Squibb Co.
3.63%, 05/15/24 (a)	75,000	73,970
2.90%, 07/26/24 (a)	425,000	413,155
0.75%, 11/13/25 (a)	175,000	157,601
3.20%, 06/15/26 (a)	325,000	310,457
3.25%, 02/27/27	75,000	71,566
1.13%, 11/13/27 (a)	100,000	85,592
3.45%, 11/15/27 (a)	100,000	95,586
Brown-Forman Corp.
3.50%, 04/15/25 (a)	75,000	73,432
Brunswick Corp.
0.85%, 08/18/24 (a)	100,000	92,519
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	100,000	91,259
3.25%, 08/15/26 (a)	200,000	186,741
Campbell Soup Co.
3.95%, 03/15/25 (a)	150,000	146,651
3.30%, 03/19/25 (a)	50,000	48,212
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	175,000	170,061
3.50%, 11/15/24 (a)	70,000	67,974
3.75%, 09/15/25 (a)	100,000	96,963
3.41%, 06/15/27 (a)	150,000	140,698
Cigna Corp.
0.61%, 03/15/24 (a)	100,000	94,848
3.50%, 06/15/24 (a)	125,000	122,143
3.25%, 04/15/25 (a)	25,000	24,107
4.13%, 11/15/25 (a)	350,000	342,593
4.50%, 02/25/26 (a)	200,000	197,180
1.25%, 03/15/26 (a)	100,000	89,197
3.40%, 03/01/27 (a)	250,000	234,919
3.05%, 10/15/27 (a)	100,000	91,719
Coca-Cola Co.
1.75%, 09/06/24	150,000	143,128
3.38%, 03/25/27	200,000	192,098
1.45%, 06/01/27	250,000	221,055
Colgate-Palmolive Co.
3.25%, 03/15/24	100,000	98,633
3.10%, 08/15/27 (a)	150,000	142,330
CommonSpirit Health
2.76%, 10/01/24 (a)	100,000	95,949
1.55%, 10/01/25 (a)	200,000	180,774
6.07%, 11/01/27 (a)	50,000	51,223
Conagra Brands, Inc.
4.30%, 05/01/24 (a)	75,000	73,981
4.60%, 11/01/25 (a)	225,000	221,703
1.38%, 11/01/27 (a)	100,000	83,295
Constellation Brands, Inc.
3.60%, 05/09/24	100,000	97,980
4.75%, 11/15/24	75,000	74,607
4.40%, 11/15/25 (a)	100,000	98,454
4.75%, 12/01/25	50,000	49,954
3.70%, 12/06/26 (a)	100,000	95,354
3.50%, 05/09/27 (a)	75,000	70,316
4.35%, 05/09/27 (a)	100,000	97,541
CVS Health Corp.
3.38%, 08/12/24 (a)	200,000	195,284
2.63%, 08/15/24 (a)	165,000	158,515
4.10%, 03/25/25 (a)	175,000	172,628
3.88%, 07/20/25 (a)	450,000	439,632
2.88%, 06/01/26 (a)	300,000	280,386
3.00%, 08/15/26 (a)	50,000	46,736
See financial notes
135Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 04/01/27 (a)	150,000	142,518
1.30%, 08/21/27 (a)	400,000	339,491
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	48,193
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	105,000	100,045
Diageo Capital PLC
1.38%, 09/29/25 (a)	225,000	206,501
5.30%, 10/24/27 (a)	200,000	204,799
Eli Lilly & Co.
2.75%, 06/01/25 (a)	100,000	95,710
5.50%, 03/15/27	75,000	77,996
3.10%, 05/15/27 (a)	75,000	70,636
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	75,000	71,192
3.15%, 03/15/27 (a)	100,000	94,853
Flowers Foods, Inc.
3.50%, 10/01/26 (a)	100,000	94,380
GE HealthCare Technologies, Inc.
5.60%, 11/15/25 (a)(c)	300,000	301,952
5.65%, 11/15/27 (a)(c)	300,000	304,657
General Mills, Inc.
3.65%, 02/15/24 (a)	75,000	73,948
4.00%, 04/17/25 (a)	100,000	97,789
3.20%, 02/10/27 (a)	150,000	142,189
Gilead Sciences, Inc.
3.70%, 04/01/24 (a)	295,000	290,290
3.50%, 02/01/25 (a)	375,000	363,377
3.65%, 03/01/26 (a)	425,000	410,481
2.95%, 03/01/27 (a)	150,000	139,804
1.20%, 10/01/27 (a)	100,000	85,016
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (a)	150,000	146,071
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	175,000	171,063
GSK Consumer Healthcare Capital US LLC
3.02%, 03/24/24 (a)	250,000	242,603
3.13%, 03/24/25	250,000	238,380
3.38%, 03/24/27 (a)	275,000	256,486
Hasbro, Inc.
3.00%, 11/19/24 (a)	75,000	72,056
3.55%, 11/19/26 (a)	175,000	164,343
HCA, Inc.
5.00%, 03/15/24	325,000	323,317
5.38%, 02/01/25	400,000	400,019
5.25%, 04/15/25	250,000	248,588
5.88%, 02/15/26 (a)	150,000	151,045
5.25%, 06/15/26 (a)	300,000	296,946
5.38%, 09/01/26 (a)	175,000	173,431
4.50%, 02/15/27 (a)	225,000	216,940
3.13%, 03/15/27 (a)(c)	200,000	182,257
Hershey Co.
2.30%, 08/15/26 (a)	100,000	92,017
Hormel Foods Corp.
0.65%, 06/03/24 (a)	150,000	141,477
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	101,470
Ingredion, Inc.
3.20%, 10/01/26 (a)	100,000	93,832
JBS USA LUX S.A.
2.50%, 01/15/27 (a)(c)	200,000	175,310
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JM Smucker Co.
3.50%, 03/15/25	150,000	145,267
3.38%, 12/15/27 (a)	100,000	92,577
Johnson & Johnson
2.63%, 01/15/25 (a)	100,000	96,391
0.55%, 09/01/25 (a)	175,000	158,163
2.45%, 03/01/26 (a)	325,000	305,733
2.95%, 03/03/27 (a)	175,000	165,540
0.95%, 09/01/27 (a)	200,000	172,690
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	93,554
Kellogg Co.
3.25%, 04/01/26	100,000	95,313
3.40%, 11/15/27 (a)	100,000	93,185
Keurig Dr Pepper, Inc.
0.75%, 03/15/24 (a)	200,000	189,990
4.42%, 05/25/25 (a)	100,000	99,000
3.40%, 11/15/25 (a)	100,000	96,172
2.55%, 09/15/26 (a)	75,000	68,858
Kimberly-Clark Corp.
3.05%, 08/15/25	50,000	48,096
2.75%, 02/15/26	75,000	70,924
1.05%, 09/15/27 (a)	125,000	106,908
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	300,000	281,244
3.88%, 05/15/27 (a)	225,000	215,191
Kroger Co.
4.00%, 02/01/24 (a)	85,000	84,074
2.65%, 10/15/26 (a)	200,000	183,897
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	100,000	96,988
2.30%, 12/01/24 (a)	50,000	47,337
3.60%, 02/01/25 (a)	200,000	193,712
1.55%, 06/01/26 (a)	50,000	44,325
3.60%, 09/01/27 (a)	100,000	94,953
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	125,000	121,053
0.90%, 02/15/26 (a)	100,000	87,996
3.40%, 08/15/27 (a)	125,000	116,735
McKesson Corp.
3.80%, 03/15/24 (a)	150,000	147,710
0.90%, 12/03/25 (a)	50,000	44,502
1.30%, 08/15/26 (a)	100,000	87,960
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	125,000	122,578
Merck & Co., Inc.
2.90%, 03/07/24 (a)	145,000	141,742
2.75%, 02/10/25 (a)	420,000	402,780
0.75%, 02/24/26 (a)	175,000	155,221
1.70%, 06/10/27 (a)	200,000	177,784
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	325,000	302,208
Mondelez International, Inc.
1.50%, 05/04/25 (a)	175,000	162,313
2.63%, 03/17/27 (a)	100,000	90,894
Novartis Capital Corp.
3.40%, 05/06/24	400,000	392,155
1.75%, 02/14/25 (a)	35,000	33,047
3.00%, 11/20/25 (a)	325,000	311,999
2.00%, 02/14/27 (a)	325,000	296,264
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	100,000	89,846
See financial notes
Schwab Fixed-Income ETFs | Annual Report136

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PepsiCo, Inc.
3.60%, 03/01/24 (a)	200,000	197,649
2.25%, 03/19/25 (a)	250,000	237,970
2.75%, 04/30/25 (a)	200,000	191,613
3.50%, 07/17/25 (a)	100,000	97,743
2.85%, 02/24/26 (a)	125,000	118,981
2.38%, 10/06/26 (a)	125,000	116,562
2.63%, 03/19/27 (a)	150,000	139,463
3.00%, 10/15/27 (a)	200,000	188,017
PerkinElmer, Inc.
0.85%, 09/15/24 (a)	150,000	139,161
Pfizer, Inc.
2.95%, 03/15/24 (a)	150,000	146,670
3.40%, 05/15/24	175,000	171,807
0.80%, 05/28/25 (a)	150,000	137,338
2.75%, 06/03/26	200,000	188,768
3.00%, 12/15/26	250,000	237,174
Philip Morris International, Inc.
2.88%, 05/01/24 (a)	115,000	111,718
3.25%, 11/10/24	130,000	125,757
1.50%, 05/01/25 (a)	125,000	115,723
3.38%, 08/11/25 (a)	175,000	168,205
2.75%, 02/25/26 (a)	200,000	187,888
0.88%, 05/01/26 (a)	150,000	132,003
3.13%, 08/17/27 (a)	150,000	139,271
5.13%, 11/17/27 (a)	250,000	252,564
Procter & Gamble Co.
0.55%, 10/29/25	175,000	157,168
2.70%, 02/02/26	100,000	95,073
1.00%, 04/23/26	150,000	134,575
2.45%, 11/03/26	175,000	162,324
2.80%, 03/25/27	175,000	164,378
Providence St Joseph Health Obligated Group
2.75%, 10/01/26 (a)	50,000	46,840
Quest Diagnostics, Inc.
4.25%, 04/01/24 (a)	50,000	49,611
3.50%, 03/30/25 (a)	50,000	48,263
3.45%, 06/01/26 (a)	100,000	95,697
Reynolds American, Inc.
4.45%, 06/12/25 (a)	375,000	367,281
Royalty Pharma PLC
1.20%, 09/02/25 (a)	175,000	156,830
1.75%, 09/02/27 (a)	125,000	106,256
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	475,000	446,904
SSM Health Care Corp.
3.82%, 06/01/27 (a)	100,000	94,828
Stryker Corp.
3.38%, 05/15/24 (a)	100,000	97,667
1.15%, 06/15/25 (a)	100,000	91,528
3.38%, 11/01/25 (a)	125,000	120,955
3.50%, 03/15/26 (a)	175,000	168,095
Sutter Health
1.32%, 08/15/25 (a)	100,000	90,981
Sysco Corp.
3.75%, 10/01/25 (a)	125,000	121,107
3.30%, 07/15/26 (a)	200,000	189,211
3.25%, 07/15/27 (a)	100,000	92,660
The Hershey Co.
2.05%, 11/15/24 (a)	100,000	95,272
The Kroger Co.
3.50%, 02/01/26 (a)	50,000	47,795
3.70%, 08/01/27 (a)	100,000	94,588
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Procter & Gamble Co.
1.90%, 02/01/27	225,000	205,121
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24 (a)	450,000	422,464
4.80%, 11/21/27 (a)	100,000	100,554
Tyson Foods, Inc.
3.95%, 08/15/24 (a)	200,000	197,052
4.00%, 03/01/26 (a)	175,000	169,714
3.55%, 06/02/27 (a)	200,000	187,652
Unilever Capital Corp.
3.25%, 03/07/24 (a)	100,000	98,236
2.60%, 05/05/24 (a)	200,000	194,168
0.63%, 08/12/24 (a)	100,000	93,661
3.38%, 03/22/25 (a)	150,000	146,101
2.00%, 07/28/26	150,000	137,093
2.90%, 05/05/27 (a)	175,000	163,845
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	125,000	107,301
UPMC
3.60%, 04/03/25	135,000	130,488
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	350,000	327,358
Viatris, Inc.
1.65%, 06/22/25 (a)	125,000	113,299
2.30%, 06/22/27 (a)	150,000	128,450
Whirlpool Corp.
4.00%, 03/01/24	10,000	9,862
3.70%, 05/01/25	100,000	97,316
Wyeth LLC
6.45%, 02/01/24	75,000	76,271
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	325,000	313,891
Zoetis, Inc.
4.50%, 11/13/25 (a)	100,000	99,553
5.40%, 11/14/25 (a)	175,000	178,597
3.00%, 09/12/27 (a)	100,000	92,640
		41,832,463
Energy 5.5%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	200,000	185,132
Baker Hughes Holdings LLC
2.06%, 12/15/26 (a)	100,000	89,780
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	75,000	74,234
5.95%, 06/01/26 (a)	100,000	101,607
4.45%, 07/15/27 (a)	100,000	95,237
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	150,000	147,388
3.41%, 02/11/26 (a)	100,000	96,171
3.12%, 05/04/26 (a)	150,000	142,421
3.02%, 01/16/27 (a)	175,000	163,398
3.54%, 04/06/27 (a)	100,000	95,212
3.59%, 04/14/27 (a)	225,000	214,670
BP Capital Markets PLC
3.28%, 09/19/27 (a)	250,000	235,235
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (a)	100,000	98,214
3.90%, 02/01/25 (a)	100,000	97,374
2.05%, 07/15/25 (a)	125,000	116,495
3.85%, 06/01/27 (a)	150,000	141,701
See financial notes
137Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	225,000	226,368
5.13%, 06/30/27 (a)	300,000	297,115
Chevron Corp.
2.90%, 03/03/24 (a)	150,000	146,754
1.55%, 05/11/25 (a)	475,000	442,286
3.33%, 11/17/25 (a)	150,000	145,245
2.95%, 05/16/26 (a)	300,000	285,044
2.00%, 05/11/27 (a)	175,000	157,427
Chevron USA, Inc.
3.90%, 11/15/24 (a)	120,000	118,068
0.69%, 08/12/25 (a)	100,000	90,541
1.02%, 08/12/27 (a)	100,000	85,860
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	175,000	172,713
ConocoPhillips Co.
2.13%, 03/08/24 (a)	150,000	145,363
2.40%, 03/07/25 (a)	225,000	214,010
Continental Resources, Inc.
3.80%, 06/01/24 (a)	150,000	145,949
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	125,000	117,094
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	175,000	174,361
Devon Energy Corp.
5.25%, 09/15/24 (a)(c)	75,000	75,107
5.85%, 12/15/25 (a)	100,000	101,963
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	100,000	93,314
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	120,000	114,532
3.60%, 12/15/24 (a)	61,000	59,293
Enbridge, Inc.
3.50%, 06/10/24 (a)	150,000	146,000
1.60%, 10/04/26 (a)	175,000	153,476
4.25%, 12/01/26 (a)	200,000	192,715
Energy Transfer LP
5.88%, 01/15/24 (a)	175,000	175,503
4.90%, 02/01/24 (a)	70,000	69,477
4.25%, 04/01/24 (a)	15,000	14,748
4.50%, 04/15/24 (a)	120,000	118,393
3.90%, 05/15/24 (a)	100,000	97,593
3.90%, 07/15/26 (a)	100,000	94,672
4.40%, 03/15/27 (a)	100,000	95,251
4.00%, 10/01/27 (a)	100,000	93,691
Energy Transfer Operating LP
4.05%, 03/15/25 (a)	175,000	169,691
2.90%, 05/15/25 (a)	150,000	141,455
4.75%, 01/15/26 (a)	150,000	146,538
4.20%, 04/15/27 (a)	100,000	94,550
5.50%, 06/01/27 (a)	150,000	149,207
Enterprise Products Operating LLC
3.90%, 02/15/24 (a)	175,000	172,459
3.75%, 02/15/25 (a)	185,000	180,039
3.70%, 02/15/26 (a)	200,000	192,960
3.95%, 02/15/27 (a)	100,000	96,046
5.25%, 08/16/77 (a)(b)	150,000	123,009
EOG Resources, Inc.
3.15%, 04/01/25 (a)	100,000	96,618
4.15%, 01/15/26 (a)	100,000	98,194
EQT Corp.
6.13%, 02/01/25 (a)(f)	175,000	175,649
5.68%, 10/01/25 (a)	100,000	99,950
3.90%, 10/01/27 (a)	150,000	138,771
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Exxon Mobil Corp.
3.18%, 03/15/24 (a)	190,000	186,423
2.02%, 08/16/24 (a)	100,000	95,871
2.71%, 03/06/25 (a)	250,000	239,269
2.99%, 03/19/25 (a)	430,000	414,684
3.04%, 03/01/26 (a)	400,000	382,229
2.28%, 08/16/26 (a)	150,000	139,015
3.29%, 03/19/27 (a)	225,000	216,297
Halliburton Co.
3.80%, 11/15/25 (a)	95,000	92,518
Hess Corp.
3.50%, 07/15/24 (a)	50,000	48,569
4.30%, 04/01/27 (a)	150,000	143,674
HF Sinclair Corp.
2.63%, 10/01/23	25,000	24,406
5.88%, 04/01/26 (a)	225,000	226,044
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (a)	125,000	123,446
4.30%, 05/01/24 (a)	100,000	98,809
4.25%, 09/01/24 (a)	50,000	49,252
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	225,000	221,009
1.75%, 11/15/26 (a)	75,000	66,264
Magellan Midstream Partners LP
5.00%, 03/01/26 (a)	100,000	99,581
Marathon Oil Corp.
4.40%, 07/15/27 (a)	200,000	191,216
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	75,000	73,050
4.70%, 05/01/25 (a)	225,000	221,796
5.13%, 12/15/26 (a)	175,000	174,670
MPLX LP
4.88%, 12/01/24 (a)	175,000	173,593
4.00%, 02/15/25 (a)	20,000	19,406
4.88%, 06/01/25 (a)	200,000	197,841
1.75%, 03/01/26 (a)	275,000	245,585
4.13%, 03/01/27 (a)	250,000	236,875
National Fuel Gas Co.
5.20%, 07/15/25 (a)	75,000	74,780
5.50%, 01/15/26 (a)	150,000	149,830
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	125,000	118,977
ONEOK Partners LP
4.90%, 03/15/25 (a)	100,000	98,735
ONEOK, Inc.
2.75%, 09/01/24 (a)	95,000	91,109
2.20%, 09/15/25 (a)	75,000	68,970
5.85%, 01/15/26 (a)	120,000	121,854
4.00%, 07/13/27 (a)	100,000	94,301
Ovintiv Exploration, Inc.
5.38%, 01/01/26 (a)	125,000	124,072
Phillips 66
3.85%, 04/09/25 (a)	175,000	170,705
1.30%, 02/15/26 (a)	50,000	44,779
Phillips 66 Co.
3.55%, 10/01/26 (a)	100,000	93,921
Phillips 66 Partners LP
3.61%, 02/15/25 (a)(c)	70,000	67,847
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	150,000	133,828
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (a)	105,000	101,816
4.65%, 10/15/25 (a)	175,000	171,534
4.50%, 12/15/26 (a)	100,000	96,228
See financial notes
Schwab Fixed-Income ETFs | Annual Report138

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (a)	250,000	250,234
5.63%, 03/01/25 (a)	375,000	376,275
5.88%, 06/30/26 (a)	250,000	253,274
5.00%, 03/15/27 (a)	200,000	196,455
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	50,000	45,898
Shell International Finance BV
2.00%, 11/07/24 (a)	225,000	214,108
3.25%, 05/11/25	425,000	412,241
2.88%, 05/10/26	300,000	282,929
2.50%, 09/12/26	175,000	162,588
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	250,000	248,462
3.50%, 03/15/25 (a)	125,000	120,356
3.38%, 10/15/26 (a)	100,000	93,450
Sunoco Logistics Partners Operations LP
5.95%, 12/01/25 (a)	100,000	101,552
Targa Resources Corp.
5.20%, 07/01/27 (a)	125,000	122,912
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	150,000	151,661
TC PipeLines LP
4.38%, 03/13/25 (a)	50,000	49,094
3.90%, 05/25/27 (a)	100,000	94,664
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	75,000	79,653
TotalEnergies Capital International S.A.
3.70%, 01/15/24	195,000	192,476
3.75%, 04/10/24	225,000	222,264
2.43%, 01/10/25 (a)	100,000	95,544
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (a)	225,000	208,523
4.88%, 01/15/26 (a)	200,000	199,247
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	75,000	80,099
Valero Energy Corp.
2.15%, 09/15/27 (a)	100,000	87,916
Williams Cos., Inc.
4.30%, 03/04/24 (a)	175,000	172,857
4.55%, 06/24/24 (a)	194,000	191,957
3.90%, 01/15/25 (a)	125,000	121,892
4.00%, 09/15/25 (a)	150,000	145,873
3.75%, 06/15/27 (a)	200,000	188,621
		20,217,084
Industrial Other 0.1%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	225,000	217,048
The Leland Stanford Junior University
1.29%, 06/01/27 (a)	75,000	65,302
Yale University
0.87%, 04/15/25 (a)	100,000	92,100
		374,450
Technology 9.5%
Adobe, Inc.
1.90%, 02/01/25 (a)	95,000	89,808
3.25%, 02/01/25 (a)	150,000	145,839
2.15%, 02/01/27 (a)	150,000	136,803
Alphabet, Inc.
3.38%, 02/25/24	100,000	100,238
0.45%, 08/15/25 (a)	175,000	157,857
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 08/15/26 (a)	325,000	299,231
0.80%, 08/15/27 (a)	150,000	128,826
Analog Devices, Inc.
2.95%, 04/01/25 (a)	125,000	120,218
3.50%, 12/05/26 (a)	175,000	167,115
Apple Inc.
3.00%, 02/09/24 (a)	275,000	269,783
3.45%, 05/06/24	375,000	368,816
2.85%, 05/11/24 (a)	275,000	267,922
1.80%, 09/11/24 (a)	120,000	114,383
2.75%, 01/13/25 (a)	210,000	202,397
2.50%, 02/09/25	250,000	239,168
1.13%, 05/11/25 (a)	400,000	368,677
3.20%, 05/13/25	375,000	362,589
0.55%, 08/20/25 (a)	200,000	180,500
0.70%, 02/08/26 (a)	300,000	266,866
3.25%, 02/23/26 (a)	525,000	505,096
2.45%, 08/04/26 (a)	400,000	371,693
2.05%, 09/11/26 (a)	375,000	342,877
3.35%, 02/09/27 (a)	350,000	335,389
3.20%, 05/11/27 (a)	375,000	356,455
3.00%, 06/20/27 (a)	150,000	141,489
2.90%, 09/12/27 (a)	400,000	373,990
3.00%, 11/13/27 (a)	100,000	93,533
Applied Materials, Inc.
3.90%, 10/01/25 (a)	125,000	122,452
3.30%, 04/01/27 (a)	225,000	214,049
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	75,000	72,255
4.00%, 04/01/25 (a)	75,000	72,452
Autodesk, Inc.
4.38%, 06/15/25 (a)	75,000	74,261
3.50%, 06/15/27 (a)	75,000	70,344
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	175,000	169,829
Avnet, Inc.
4.63%, 04/15/26 (a)	100,000	96,399
Baidu, Inc.
4.38%, 05/14/24 (a)	200,000	196,820
4.13%, 06/30/25	200,000	192,192
1.63%, 02/23/27 (a)	200,000	171,337
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	115,000	113,113
3.13%, 01/15/25 (a)	115,000	110,610
3.88%, 01/15/27 (a)	350,000	331,707
Broadcom, Inc.
3.63%, 10/15/24 (a)	100,000	97,501
3.15%, 11/15/25 (a)	155,000	147,005
3.46%, 09/15/26 (a)	200,000	188,534
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	93,810
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	100,000	99,741
4.13%, 05/01/25 (a)	100,000	97,555
2.67%, 12/01/26 (a)	175,000	155,748
CGI, Inc.
1.45%, 09/14/26 (a)	125,000	110,640
Cisco Systems, Inc.
3.63%, 03/04/24	150,000	147,941
3.50%, 06/15/25	100,000	97,419
2.95%, 02/28/26	125,000	119,484
2.50%, 09/20/26 (a)	225,000	209,963
See financial notes
139Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	100,000	98,226
5.85%, 07/15/25 (a)	175,000	177,342
6.02%, 06/15/26 (a)	700,000	715,281
4.90%, 10/01/26 (a)	275,000	271,168
6.10%, 07/15/27 (a)	100,000	102,951
DXC Technology Co.
1.80%, 09/15/26 (a)	150,000	130,780
Equifax, Inc.
2.60%, 12/01/24 (a)	125,000	119,350
2.60%, 12/15/25 (a)	75,000	69,908
5.10%, 12/15/27 (a)	100,000	98,968
Equinix, Inc.
2.63%, 11/18/24 (a)	145,000	138,255
1.25%, 07/15/25 (a)	100,000	90,628
1.00%, 09/15/25 (a)	125,000	111,815
1.45%, 05/15/26 (a)	125,000	109,995
2.90%, 11/18/26 (a)	125,000	114,431
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	100,000	91,133
Fidelity National Information Services, Inc.
0.60%, 03/01/24	125,000	118,397
1.15%, 03/01/26 (a)	225,000	197,664
4.70%, 07/15/27 (a)	100,000	97,777
Fiserv, Inc.
2.75%, 07/01/24 (a)	325,000	313,634
3.85%, 06/01/25 (a)	150,000	145,741
3.20%, 07/01/26 (a)	325,000	304,842
2.25%, 06/01/27 (a)	150,000	134,038
Flex Ltd.
4.75%, 06/15/25 (a)	125,000	122,692
3.75%, 02/01/26 (a)	125,000	117,897
Fortinet, Inc.
1.00%, 03/15/26 (a)	100,000	87,677
Genpact Luxembourg Sarl
3.38%, 12/01/24 (a)	50,000	47,858
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)	75,000	66,917
Global Payments, Inc.
1.50%, 11/15/24 (a)	100,000	93,245
2.65%, 02/15/25 (a)	150,000	141,384
1.20%, 03/01/26 (a)	175,000	152,720
4.80%, 04/01/26 (a)	125,000	121,879
2.15%, 01/15/27 (a)	100,000	87,451
4.95%, 08/15/27 (a)	100,000	97,302
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (a)	175,000	167,198
4.90%, 10/15/25 (a)	450,000	445,984
1.75%, 04/01/26 (a)	100,000	89,969
HP, Inc.
2.20%, 06/17/25 (a)	150,000	140,598
1.45%, 06/17/26 (a)	175,000	153,649
3.00%, 06/17/27 (a)	150,000	137,252
Intel Corp.
2.88%, 05/11/24 (a)	200,000	194,847
3.40%, 03/25/25 (a)	300,000	292,186
3.70%, 07/29/25 (a)	375,000	366,229
2.60%, 05/19/26 (a)	150,000	140,132
3.75%, 03/25/27 (a)	100,000	96,678
3.15%, 05/11/27 (a)	150,000	141,309
3.75%, 08/05/27 (a)	200,000	192,484
International Business Machines Corp.
3.63%, 02/12/24	350,000	344,810
3.00%, 05/15/24	400,000	389,461
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.00%, 10/30/25	175,000	185,717
3.45%, 02/19/26	225,000	216,307
3.30%, 05/15/26	500,000	476,307
2.20%, 02/09/27 (a)	100,000	90,056
1.70%, 05/15/27 (a)	200,000	175,892
4.15%, 07/27/27 (a)	100,000	97,609
6.22%, 08/01/27	200,000	212,230
Intuit, Inc.
0.95%, 07/15/25 (a)	100,000	91,109
1.35%, 07/15/27 (a)	75,000	65,043
Jabil, Inc.
1.70%, 04/15/26 (a)	75,000	66,450
4.25%, 05/15/27 (a)	75,000	71,109
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	75,000	67,143
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	125,000	123,493
4.60%, 04/06/27 (a)	100,000	97,938
KLA Corp.
4.65%, 11/01/24 (a)	125,000	124,838
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	125,000	103,593
Lam Research Corp.
3.80%, 03/15/25 (a)	65,000	63,663
3.75%, 03/15/26 (a)	150,000	145,634
Leidos, Inc.
3.63%, 05/15/25 (a)	60,000	57,764
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	100,000	88,675
Mastercard, Inc.
3.38%, 04/01/24	100,000	98,227
2.00%, 03/03/25 (a)	150,000	142,187
2.95%, 11/21/26 (a)	100,000	94,477
3.30%, 03/26/27 (a)	175,000	167,024
Microchip Technology, Inc.
0.97%, 02/15/24	250,000	237,725
4.25%, 09/01/25 (a)	375,000	364,323
Micron Technology, Inc.
4.98%, 02/06/26 (a)	75,000	73,976
4.19%, 02/15/27 (a)	150,000	142,714
Microsoft Corp.
2.88%, 02/06/24 (a)	420,000	412,166
2.70%, 02/12/25 (a)	215,000	206,853
3.13%, 11/03/25 (a)	500,000	483,246
2.40%, 08/08/26 (a)	600,000	560,139
3.30%, 02/06/27 (a)	700,000	675,452
Moody's Corp.
4.88%, 02/15/24 (a)	100,000	99,716
3.75%, 03/24/25 (a)	100,000	97,387
Motorola Solutions, Inc.
4.00%, 09/01/24	75,000	73,723
NetApp, Inc.
3.30%, 09/29/24 (a)	115,000	111,424
1.88%, 06/22/25 (a)	150,000	138,336
NVIDIA Corp.
0.58%, 06/14/24 (a)	200,000	188,779
3.20%, 09/16/26 (a)	175,000	166,552
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)	150,000	148,864
5.35%, 03/01/26 (a)	25,000	24,833
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	100,000	94,219
3.88%, 06/18/26 (a)	75,000	71,468
See financial notes
Schwab Fixed-Income ETFs | Annual Report140

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.15%, 05/01/27 (a)	100,000	91,288
4.40%, 06/01/27 (a)	100,000	96,210
Oracle Corp.
3.40%, 07/08/24 (a)	300,000	292,671
2.95%, 11/15/24 (a)	300,000	288,896
2.50%, 04/01/25 (a)	535,000	504,621
2.95%, 05/15/25 (a)	400,000	380,089
5.80%, 11/10/25	200,000	204,371
1.65%, 03/25/26 (a)	575,000	515,780
2.65%, 07/15/26 (a)	475,000	437,131
2.80%, 04/01/27 (a)	350,000	319,427
3.25%, 11/15/27 (a)	400,000	367,723
PayPal Holdings, Inc.
2.40%, 10/01/24 (a)	200,000	191,679
1.65%, 06/01/25 (a)	175,000	162,361
2.65%, 10/01/26 (a)	225,000	208,043
Qorvo, Inc.
1.75%, 12/15/24 (a)(c)	100,000	92,641
QUALCOMM, Inc.
2.90%, 05/20/24 (a)	150,000	146,393
3.45%, 05/20/25 (a)	225,000	219,005
3.25%, 05/20/27 (a)	325,000	309,682
S&P Global, Inc.
2.95%, 01/22/27 (a)	75,000	70,241
2.45%, 03/01/27 (a)(c)	200,000	182,861
Salesforce, Inc.
0.63%, 07/15/24 (a)	100,000	93,973
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	100,000	88,163
TD SYNNEX Corp.
1.25%, 08/09/24 (a)	125,000	116,208
1.75%, 08/09/26 (a)	100,000	85,125
Texas Instruments, Inc.
2.63%, 05/15/24 (a)	50,000	48,580
1.38%, 03/12/25 (a)	125,000	116,851
1.13%, 09/15/26 (a)	100,000	88,458
2.90%, 11/03/27 (a)	125,000	116,646
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	100,000	95,066
Trimble, Inc.
4.75%, 12/01/24 (a)	70,000	69,351
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	200,000	177,807
3.88%, 04/22/27 (a)	200,000	192,032
Tyco Electronics Group S.A.
3.70%, 02/15/26 (a)	100,000	96,492
3.13%, 08/15/27 (a)	75,000	69,299
VeriSign, Inc.
5.25%, 04/01/25 (a)	100,000	100,034
4.75%, 07/15/27 (a)	100,000	97,573
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	146,149
Visa, Inc.
3.15%, 12/14/25 (a)	575,000	554,768
1.90%, 04/15/27 (a)	200,000	180,572
2.75%, 09/15/27 (a)	275,000	255,229
VMware, Inc.
1.00%, 08/15/24 (a)	250,000	232,661
4.50%, 05/15/25 (a)	175,000	171,942
1.40%, 08/15/26 (a)	325,000	283,640
3.90%, 08/21/27 (a)	200,000	186,869
Western Digital Corp.
4.75%, 02/15/26 (a)	375,000	353,628
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Western Union Co.
2.85%, 01/10/25 (a)	100,000	95,578
1.35%, 03/15/26 (a)	100,000	87,692
Workday, Inc.
3.50%, 04/01/27 (a)	150,000	140,526
Xilinx, Inc.
2.95%, 06/01/24 (a)	100,000	97,294
		35,276,550
Transportation 1.4%
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	75,000	70,941
Burlington Northern Santa Fe LLC
3.75%, 04/01/24 (a)	152,000	150,056
3.40%, 09/01/24 (a)	50,000	48,930
3.00%, 04/01/25 (a)	100,000	96,314
3.65%, 09/01/25 (a)	50,000	48,676
7.00%, 12/15/25	50,000	53,395
Canadian National Railway Co.
2.95%, 11/21/24 (a)	75,000	72,363
2.75%, 03/01/26 (a)	75,000	70,800
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	175,000	163,357
2.90%, 02/01/25 (a)	140,000	134,049
1.75%, 12/02/26 (a)	175,000	156,183
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 10/29/24	124,204	118,272
CSX Corp.
3.40%, 08/01/24 (a)	75,000	73,346
3.35%, 11/01/25 (a)	125,000	120,091
2.60%, 11/01/26 (a)	100,000	92,355
3.25%, 06/01/27 (a)	150,000	140,740
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 04/25/24	75,000	72,696
FedEx Corp.
3.25%, 04/01/26 (a)	125,000	119,013
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	100,000	86,114
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	100,000	97,033
Norfolk Southern Corp.
3.85%, 01/15/24 (a)	25,000	24,776
3.65%, 08/01/25 (a)	50,000	48,501
2.90%, 06/15/26 (a)	150,000	140,714
7.80%, 05/15/27	100,000	110,794
Ryder System, Inc.
2.50%, 09/01/24 (a)	120,000	114,334
4.63%, 06/01/25 (a)	100,000	98,119
3.35%, 09/01/25 (a)	90,000	85,488
1.75%, 09/01/26 (a)	25,000	22,126
2.90%, 12/01/26 (a)	100,000	91,243
2.85%, 03/01/27 (a)	100,000	90,799
4.30%, 06/15/27 (a)	50,000	47,982
Southwest Airlines Co.
5.25%, 05/04/25 (a)	275,000	276,641
3.00%, 11/15/26 (a)	50,000	46,048
5.13%, 06/15/27 (a)	300,000	297,152
Union Pacific Corp.
3.65%, 02/15/24 (a)	90,000	88,719
3.15%, 03/01/24 (a)	95,000	93,142
3.25%, 01/15/25 (a)	15,000	14,584
3.75%, 07/15/25 (a)	75,000	73,012
3.25%, 08/15/25 (a)	100,000	96,440
2.75%, 03/01/26 (a)	100,000	94,710
See financial notes
141Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.15%, 02/05/27 (a)	100,000	90,416
3.00%, 04/15/27 (a)	100,000	93,379
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	117,133	114,444
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/25	120,621	112,294
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/27	355,672	350,873
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 01/15/26	114,300	108,273
United Parcel Service, Inc.
2.20%, 09/01/24 (a)	50,000	48,032
3.90%, 04/01/25 (a)	200,000	197,184
2.40%, 11/15/26 (a)	100,000	93,078
3.05%, 11/15/27 (a)	100,000	94,194
		5,242,215
		175,630,633

Utility 5.0%
Electric 4.6%
AES Corp.
1.38%, 01/15/26 (a)	150,000	134,132
Alabama Power Co.
3.75%, 09/01/27 (a)	150,000	144,279
Ameren Corp.
2.50%, 09/15/24 (a)	75,000	71,751
3.65%, 02/15/26 (a)	75,000	71,963
1.95%, 03/15/27 (a)	100,000	88,181
Ameren Illinois Co.
3.25%, 03/01/25 (a)	50,000	48,388
American Electric Power Co., Inc.
1.00%, 11/01/25 (a)	100,000	89,561
5.75%, 11/01/27 (a)	200,000	206,070
3.88%, 02/15/62 (a)(b)	125,000	98,490
Appalachian Power Co.
3.40%, 06/01/25 (a)	75,000	72,624
Arizona Public Service Co.
3.15%, 05/15/25 (a)	125,000	119,533
Avangrid, Inc.
3.15%, 12/01/24 (a)	160,000	153,676
3.20%, 04/15/25 (a)	75,000	71,778
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (a)	30,000	29,494
4.05%, 04/15/25 (a)	200,000	197,239
Black Hills Corp.
3.95%, 01/15/26 (a)	50,000	47,945
3.15%, 01/15/27 (a)	150,000	138,927
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	75,000	68,895
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	100,000	96,048
1.45%, 06/01/26 (a)	100,000	89,087
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	100,000	94,599
CMS Energy Corp.
3.00%, 05/15/26 (a)	100,000	93,443
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	125,000	116,336
Connecticut Light and Power Co.
0.75%, 12/01/25 (a)	75,000	67,192
3.20%, 03/15/27 (a)	225,000	211,867
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	150,000	143,860
Dominion Energy, Inc.
3.07%, 08/15/24 (d)	50,000	48,240
3.30%, 03/15/25 (a)	100,000	96,137
3.90%, 10/01/25 (a)	125,000	121,915
1.45%, 04/15/26 (a)	125,000	111,548
2.85%, 08/15/26 (a)	100,000	92,558
5.75%, 10/01/54 (a)(b)	100,000	94,391
DTE Electric Co.
3.65%, 03/15/24 (a)	100,000	98,482
3.38%, 03/01/25 (a)	50,000	48,569
DTE Energy Co.
2.53%, 10/01/24 (d)	100,000	95,646
4.22%, 11/01/24 (d)	250,000	246,283
1.05%, 06/01/25 (a)	150,000	135,949
2.85%, 10/01/26 (a)	100,000	92,317
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	125,000	117,984
Duke Energy Corp.
3.75%, 04/15/24 (a)	175,000	172,017
0.90%, 09/15/25 (a)	100,000	89,593
2.65%, 09/01/26 (a)	250,000	231,302
3.15%, 08/15/27 (a)	100,000	92,419
5.00%, 12/08/27 (a)	225,000	223,903
3.25%, 01/15/82 (a)(b)	75,000	55,319
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	50,000	47,321
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	100,000	96,308
Edison International
3.55%, 11/15/24 (a)	100,000	96,713
4.95%, 04/15/25 (a)	90,000	88,997
4.70%, 08/15/25	50,000	48,995
5.75%, 06/15/27 (a)	150,000	150,648
Emera US Finance LP
0.83%, 06/15/24	50,000	46,865
3.55%, 06/15/26 (a)	175,000	164,512
Enel Americas S.A.
4.00%, 10/25/26 (a)	100,000	95,171
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	98,466
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	92,000	90,333
Entergy Corp.
0.90%, 09/15/25 (a)	125,000	111,555
2.95%, 09/01/26 (a)	150,000	139,777
Entergy Louisiana LLC
0.95%, 10/01/24 (a)	175,000	163,132
5.59%, 10/01/24	100,000	101,112
5.40%, 11/01/24	100,000	101,047
2.40%, 10/01/26 (a)	100,000	91,094
Evergy Metro, Inc.
3.65%, 08/15/25 (a)	75,000	72,846
Evergy, Inc.
2.45%, 09/15/24 (a)	200,000	190,241
Eversource Energy
2.90%, 10/01/24 (a)	75,000	72,402
3.15%, 01/15/25 (a)	75,000	72,363
0.80%, 08/15/25 (a)	50,000	44,702
1.40%, 08/15/26 (a)	75,000	65,942
2.90%, 03/01/27 (a)	100,000	92,277
4.60%, 07/01/27 (a)	100,000	98,810
See financial notes
Schwab Fixed-Income ETFs | Annual Report142

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Exelon Corp.
3.95%, 06/15/25 (a)	125,000	122,260
3.40%, 04/15/26 (a)	150,000	142,749
2.75%, 03/15/27 (a)	125,000	114,822
Florida Power & Light Co.
3.25%, 06/01/24 (a)	80,000	78,204
2.85%, 04/01/25 (a)	200,000	191,816
3.13%, 12/01/25 (a)	100,000	96,596
Fortis, Inc.
3.06%, 10/04/26 (a)	190,000	176,995
Georgia Power Co.
2.20%, 09/15/24 (a)	100,000	95,441
3.25%, 03/30/27 (a)	125,000	115,766
Gulf Power Co.
3.30%, 05/30/27 (a)	50,000	47,197
Interstate Power and Light Co.
3.25%, 12/01/24 (a)	100,000	96,736
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	60,000	58,232
ITC Holdings Corp.
3.65%, 06/15/24 (a)	75,000	73,210
3.25%, 06/30/26 (a)	75,000	70,488
3.35%, 11/15/27 (a)	100,000	92,222
Louisville Gas and Electric Co.
3.30%, 10/01/25 (a)	100,000	95,950
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	125,000	122,173
3.10%, 05/01/27 (a)	75,000	70,388
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/24 (a)	150,000	146,770
0.35%, 02/08/24	100,000	95,086
2.85%, 01/27/25 (a)	50,000	48,074
3.25%, 11/01/25 (a)	225,000	214,735
1.00%, 06/15/26 (a)	100,000	88,406
3.05%, 04/25/27 (a)	50,000	46,565
5.25%, 04/20/46 (a)(b)	75,000	68,087
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24	200,000	197,763
4.26%, 09/01/24	250,000	247,103
1.88%, 01/15/27 (a)	300,000	265,988
3.55%, 05/01/27 (a)	250,000	236,060
4.63%, 07/15/27 (a)	250,000	246,704
3.80%, 03/15/82 (a)(b)	100,000	81,706
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	100,000	96,889
2.95%, 04/01/25 (a)	50,000	48,019
0.55%, 10/01/25 (a)	75,000	67,049
Pacific Gas & Electric Co.
3.40%, 08/15/24 (a)	75,000	72,418
5.45%, 06/15/27 (a)	75,000	74,435
Pacific Gas and Electric Co.
3.75%, 02/15/24 (a)	100,000	97,951
3.50%, 06/15/25 (a)	150,000	142,271
3.45%, 07/01/25	175,000	166,275
3.15%, 01/01/26	325,000	302,863
2.95%, 03/01/26 (a)	100,000	92,206
3.30%, 03/15/27 (a)	75,000	67,277
2.10%, 08/01/27 (a)	100,000	85,806
3.30%, 12/01/27 (a)	175,000	155,184
PacifiCorp
3.60%, 04/01/24 (a)	50,000	49,176
PECO Energy Co.
3.15%, 10/15/25 (a)	50,000	48,118
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	100,000	91,280
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	100,000	93,712
Public Service Electric & Gas Co.
2.25%, 09/15/26 (a)	125,000	113,997
Public Service Enterprise Group, Inc.
2.88%, 06/15/24 (a)	175,000	169,379
0.80%, 08/15/25 (a)	150,000	134,958
0.95%, 03/15/26 (a)	100,000	88,919
5.85%, 11/15/27 (a)	150,000	154,789
Puget Energy, Inc.
3.65%, 05/15/25 (a)	75,000	71,737
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	125,000	116,139
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	100,000	92,933
Southern California Edison Co.
1.10%, 04/01/24 (a)	100,000	95,153
3.70%, 08/01/25 (a)	150,000	145,428
1.20%, 02/01/26 (a)	100,000	88,715
5.85%, 11/01/27 (a)	150,000	155,145
Southern Co.
0.60%, 02/26/24 (a)	100,000	94,952
4.48%, 08/01/24 (d)	100,000	98,840
3.25%, 07/01/26 (a)	275,000	259,205
5.11%, 08/01/27	150,000	149,833
4.00%, 01/15/51 (a)(b)	200,000	182,277
3.75%, 09/15/51 (a)(b)	150,000	121,643
Southern Power Co.
4.15%, 12/01/25 (a)	75,000	73,672
0.90%, 01/15/26 (a)	75,000	66,108
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	134,597
2.75%, 10/01/26 (a)	125,000	114,891
The Cleveland Electric Illuminating Co.
5.50%, 08/15/24	50,000	50,303
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	50,000	47,945
Virginia Electric & Power Co.
3.75%, 05/15/27 (a)	100,000	95,743
Virginia Electric and Power Co.
3.10%, 05/15/25 (a)	100,000	96,175
3.15%, 01/15/26 (a)	150,000	143,279
2.95%, 11/15/26 (a)	100,000	93,711
3.50%, 03/15/27 (a)	150,000	142,255
WEC Energy Group, Inc.
0.80%, 03/15/24 (a)	125,000	118,556
5.15%, 10/01/27 (a)	100,000	101,460
1.38%, 10/15/27 (a)	100,000	85,143
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	50,000	47,371
Xcel Energy, Inc.
3.30%, 06/01/25 (a)	100,000	96,094
3.35%, 12/01/26 (a)	75,000	70,698
1.75%, 03/15/27 (a)	100,000	87,863
		17,066,686
Natural Gas 0.4%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	100,000	93,452
See financial notes
143Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NiSource, Inc.
0.95%, 08/15/25 (a)	200,000	180,567
3.49%, 05/15/27 (a)	200,000	189,171
ONE Gas, Inc.
3.61%, 02/01/24 (a)	50,000	49,179
1.10%, 03/11/24 (a)	84,000	80,595
Sempra Energy
3.30%, 04/01/25 (a)	100,000	96,132
3.25%, 06/15/27 (a)	150,000	139,065
4.13%, 04/01/52 (a)(b)	150,000	118,739
Southern California Gas Co.
3.15%, 09/15/24 (a)	100,000	97,352
3.20%, 06/15/25 (a)	100,000	96,639
2.60%, 06/15/26 (a)	100,000	92,893
2.95%, 04/15/27 (a)	100,000	92,554
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	75,000	70,318
		1,396,656
Utility Other 0.0%
American Water Capital Corp.
3.85%, 03/01/24 (a)	60,000	59,110
3.40%, 03/01/25 (a)	85,000	82,465
2.95%, 09/01/27 (a)	100,000	92,468
		234,043
		18,697,385
Total Corporates (Cost $392,956,899)		367,307,445

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12% (g)	1,108,233	1,108,233
Total Short-Term Investments (Cost $1,108,233)		1,108,233
Total Investments in Securities (Cost $394,065,132)		368,415,678

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Short
5 Year US Treasury Note (CBOT), expires 03/31/23	(1)	(107,930)	77

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,678,742 or 1.0% of net assets.

(d)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	The rate shown is the annualized 7-day yield.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended December 31, 2022:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 12/31/22	FACE AMOUNT AT 12/31/22	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
The Charles Schwab Corp.
2.65%, 01/25/23	$152,937	$—	($152,307)	($581)	$235	($284)	$—	$—	$342
3.55%, 02/01/24	131,345	—	(56,716)	(1,439)	(1,707)	(2,406)	69,077	70,000	2,767
0.75%, 03/18/24	398,276	—	(171,293)	(4,485)	(7,902)	(609)	213,987	225,000	1,895
3.75%, 04/01/24	58,077	—	(25,216)	(1,721)	177	(1,749)	29,568	30,000	1,677
3.00%, 03/10/25	—	23,719	—	—	266	78	24,063	25,000	110
4.20%, 03/24/25	163,233	—	(79,140)	(3,084)	(3,780)	(3,021)	74,208	75,000	3,774
See financial notes
Schwab Fixed-Income ETFs | Annual Report144

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 12/31/22	FACE AMOUNT AT 12/31/22	INTEREST INCOME EARNED
3.63%, 04/01/25	$53,334	$—	$—	$—	($3,393)	($1,182)	$48,759	$50,000	$1,813
3.85%, 05/21/25	215,662	—	(109,821)	(4,064)	(5,512)	(3,452)	92,813	95,000	4,546
3.45%, 02/13/26	32,220	—	—	—	(2,483)	(654)	29,083	30,000	1,034
0.90%, 03/11/26	293,394	—	(117,681)	(6,743)	(14,003)	201	155,168	175,000	1,842
1.15%, 05/13/26	247,037	—	(95,436)	(4,873)	(13,127)	(120)	133,481	150,000	1,898
3.20%, 03/02/27	—	100,452	(48,445)	(1,762)	(3,094)	(53)	47,098	50,000	1,827
2.45%, 03/03/27	—	194,305	—	—	(12,079)	810	183,036	200,000	3,634
3.30%, 04/01/27	—	49,570	—	—	(2,184)	48	47,434	50,000	958
Total	$1,745,515	$368,046	($856,055)	($28,752)	($68,586)	($12,393)	$1,147,775		$28,117

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$367,307,445	$—	$367,307,445
Short-Term Investments[1]	1,108,233	—	—	1,108,233
Futures Contracts[2]	77	—	—	77
Total	$1,108,310	$367,307,445	$—	$368,415,755

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
145Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of December 31, 2022
Assets
Investments in securities, at value - affiliated (cost $1,239,945)		$1,147,775
Investments in securities, at value - unaffiliated (cost $392,825,187)		367,267,903
Deposit with broker for futures contracts		58,500
Receivables:
Investments sold		3,994,555
Interest		3,280,474
Variation margin on future contracts		8,382
Dividends		2,880
Foreign tax reclaims	+	2,037
Total assets		375,762,506

Liabilities
Payables:
Investments bought		4,881,368
Management fees	+	9,195
Total liabilities		4,890,563
Net assets		$370,871,943

Net Assets by Source
Capital received from investors		$398,599,778
Total distributable loss	+	(27,727,835)
Net assets		$370,871,943

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$370,871,943		7,900,000		$46.95

See financial notes
Schwab Fixed-Income ETFs | Annual Report146

Schwab 1-5 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2022 through December 31, 2022
Investment Income
Interest received from securities - unaffiliated		$6,201,548
Dividends received from securities - unaffiliated		19,418
Interest received from securities - affiliated		15,724
Securities on loan, net	+	2,875
Total investment income		6,239,565

Expenses
Management fees		139,110
Proxy fees[1]	+	11,494
Total expenses	–	150,604
Net investment income		6,088,961

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(28,752)
Net realized losses on sales of securities - unaffiliated		(1,998,284)
Net realized losses on sales of in-kind redemptions - unaffiliated		(9,075,617)
Net realized losses on futures contracts	+	(7,864)
Net realized losses		(11,110,517)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(68,586)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(20,680,348)
Net change in unrealized appreciation (depreciation) on futures contracts	+	1,176
Net change in unrealized appreciation (depreciation)	+	(20,747,758)
Net realized and unrealized losses		(31,858,275)
Decrease in net assets resulting from operations		($25,769,314)

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
147Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/22-12/31/22		1/1/21-12/31/21
Net investment income		$6,088,961	$5,118,178
Net realized gains (losses)		(11,110,517)	685,257
Net change in unrealized appreciation (depreciation)	+	(20,747,758)	(8,072,331)
Decrease in net assets from operations		($25,769,314)	($2,268,896)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($6,101,610)	($5,031,370)

TRANSACTIONS IN FUND SHARES
	1/1/22-12/31/22			1/1/21-12/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,400,000	$114,378,641	13,350,000	$682,272,042
Shares redeemed	+	(6,550,000)	(321,039,478)	(3,600,000)	(183,713,833)
Net transactions in fund shares		(4,150,000)	($206,660,837)	9,750,000	$498,558,209

SHARES OUTSTANDING AND NET ASSETS
	1/1/22-12/31/22			1/1/21-12/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,050,000	$609,403,704	2,300,000	$118,145,761
Total increase (decrease)	+	(4,150,000)	(238,531,761)	9,750,000	491,257,943
End of period		7,900,000	$370,871,943	12,050,000	$609,403,704
See financial notes
Schwab Fixed-Income ETFs | Annual Report148

Schwab 5-10 Year Corporate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	10/10/19[1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$51.73	$53.69	$50.07	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	1.35	1.02	1.26	0.29
Net realized and unrealized gains (losses)	(8.55)	(1.98)	3.60	0.04
Total from investment operations	(7.20)	(0.96)	4.86	0.33
Less distributions:
Distributions from net investment income	(1.34)	(1.00)	(1.24)	(0.26)
Net asset value at end of period	$43.19	$51.73	$53.69	$50.07
Total return	(14.00%)	(1.80%)	9.83%	0.67%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[4,5]	0.05%[6]	0.05%	0.06%[7,8]
Net investment income (loss)	2.97%	1.96%	2.43%	2.61%[7]
Portfolio turnover rate[9]	10%	11%	36%	8%[3]
Net assets, end of period (x 1,000)	$328,276	$375,055	$190,584	$110,151

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended 12/31/22 is a blended ratio (see financial note 4 for additional information).
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 12/31/21 is a blended ratio.
[7]	Annualized.
[8]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
[9]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
149Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed-rate securities, the rate shown is the interest rate that was established when the security was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed-rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 99.0% OF NET ASSETS

Financial Institutions 36.0%
Banking 22.9%
Ally Financial, Inc.
2.20%, 11/02/28 (a)	125,000	97,842
8.00%, 11/01/31	550,000	569,659
American Express Co.
4.05%, 05/03/29 (a)	200,000	191,245
4.99%, 05/26/33 (a)(b)	150,000	144,925
4.42%, 08/03/33 (a)(b)	275,000	261,039
Banco Santander S.A.
3.80%, 02/23/28	200,000	181,998
4.38%, 04/12/28	200,000	188,146
3.31%, 06/27/29	200,000	175,179
3.49%, 05/28/30	200,000	169,317
2.75%, 12/03/30	200,000	153,315
2.96%, 03/25/31	200,000	160,681
3.23%, 11/22/32 (a)(b)	200,000	151,746
Bank of America Corp.
3.97%, 03/05/29 (a)(b)	475,000	439,348
2.09%, 06/14/29 (a)(b)	650,000	547,296
4.27%, 07/23/29 (a)(b)	600,000	561,450
3.97%, 02/07/30 (a)(b)	605,000	550,173
3.19%, 07/23/30 (a)(b)	495,000	427,014
2.88%, 10/22/30 (a)(b)	400,000	336,576
2.50%, 02/13/31 (a)(b)	700,000	569,474
2.59%, 04/29/31 (a)(b)	600,000	490,174
1.90%, 07/23/31 (a)(b)	550,000	424,075
1.92%, 10/24/31 (a)(b)	500,000	382,138
2.65%, 03/11/32 (a)(b)	425,000	340,916
2.69%, 04/22/32 (a)(b)	900,000	721,555
2.30%, 07/21/32 (a)(b)	750,000	578,188
2.57%, 10/20/32 (a)(b)	650,000	510,691
2.97%, 02/04/33 (a)(b)	750,000	605,699
4.57%, 04/27/33 (a)(b)	800,000	734,450
5.02%, 07/22/33 (a)(b)	1,000,000	949,699
2.48%, 09/21/36 (a)(b)	475,000	351,160
3.85%, 03/08/37 (a)(b)	500,000	414,624
Bank of Montreal
3.09%, 01/10/37 (a)(b)	275,000	209,025
Bank of New York Mellon Corp.
3.40%, 01/29/28 (a)	50,000	46,643
3.85%, 04/28/28	200,000	192,306
1.65%, 07/14/28 (a)	100,000	84,897
3.00%, 10/30/28 (a)	100,000	89,360
1.90%, 01/25/29 (a)	75,000	62,822
3.85%, 04/26/29 (a)	50,000	46,624
3.30%, 08/23/29 (a)	175,000	157,178
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 07/26/30 (a)(b)	50,000	48,791
1.65%, 01/28/31 (a)	100,000	78,191
1.80%, 07/28/31 (a)	100,000	77,648
2.50%, 01/26/32 (a)	125,000	101,807
4.29%, 06/13/33 (a)(b)	200,000	187,694
5.83%, 10/25/33 (a)(b)	300,000	312,622
Bank of Nova Scotia
2.15%, 08/01/31	125,000	99,421
2.45%, 02/02/32	175,000	141,103
4.59%, 05/04/37 (a)(b)	250,000	213,655
BankUnited, Inc.
5.13%, 06/11/30 (a)	75,000	69,446
Barclays PLC
4.34%, 01/10/28 (a)	200,000	186,226
4.84%, 05/09/28 (a)	450,000	415,479
4.97%, 05/16/29 (a)(b)	250,000	235,684
5.09%, 06/20/30 (a)(b)	400,000	369,471
2.65%, 06/24/31 (a)(b)	250,000	195,504
2.67%, 03/10/32 (a)(b)	300,000	229,664
2.89%, 11/24/32 (a)(b)	200,000	152,613
5.75%, 08/09/33 (a)(b)	300,000	284,263
7.44%, 11/02/33 (a)(b)	200,000	210,829
3.56%, 09/23/35 (a)(b)	250,000	191,924
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (a)	200,000	176,706
Capital One Financial Corp.
3.80%, 01/31/28 (a)	300,000	281,477
3.27%, 03/01/30 (a)(b)	200,000	171,903
5.25%, 07/26/30 (a)(b)	175,000	167,420
2.36%, 07/29/32 (a)(b)	200,000	144,214
2.62%, 11/02/32 (a)(b)	150,000	115,779
5.27%, 05/10/33 (a)(b)	250,000	232,490
Citigroup, Inc.
6.63%, 01/15/28	100,000	107,453
4.13%, 07/25/28	500,000	466,734
4.08%, 04/23/29 (a)(b)	375,000	346,165
3.98%, 03/20/30 (a)(b)	475,000	429,424
2.98%, 11/05/30 (a)(b)	450,000	378,642
2.67%, 01/29/31 (a)(b)	450,000	369,766
4.41%, 03/31/31 (a)(b)	800,000	736,390
2.57%, 06/03/31 (a)(b)	700,000	566,844
2.56%, 05/01/32 (a)(b)	600,000	474,368
6.63%, 06/15/32	225,000	236,816
2.52%, 11/03/32 (a)(b)	350,000	272,256
3.06%, 01/25/33 (a)(b)	600,000	485,603
3.79%, 03/17/33 (a)(b)	650,000	558,339
4.91%, 05/24/33 (a)(b)	500,000	469,948
6.27%, 11/17/33 (a)(b)	450,000	464,905
See financial notes
Schwab Fixed-Income ETFs | Annual Report150

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Citizens Financial Group, Inc.
2.50%, 02/06/30 (a)	125,000	101,131
3.25%, 04/30/30 (a)	175,000	152,430
Comerica, Inc.
4.00%, 02/01/29 (a)	250,000	234,913
Credit Suisse USA, Inc.
7.13%, 07/15/32	150,000	152,405
Deutsche Bank AG
3.55%, 09/18/31 (a)(b)	325,000	261,537
3.73%, 01/14/32 (a)(b)	300,000	221,324
3.04%, 05/28/32 (a)(b)	250,000	190,072
3.74%, 01/07/33 (a)(b)	300,000	215,245
Discover Bank
2.70%, 02/06/30 (a)	250,000	200,759
Discover Financial Services
6.70%, 11/29/32 (a)	150,000	152,788
Fifth Third Bancorp
4.77%, 07/28/30 (a)(b)	250,000	238,924
4.34%, 04/25/33 (a)(b)	150,000	137,567
First Horizon Bank
5.75%, 05/01/30 (a)	125,000	121,232
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	75,000	76,772
Goldman Sachs Group, Inc.
3.81%, 04/23/29 (a)(b)	490,000	446,711
4.22%, 05/01/29 (a)(b)	700,000	652,407
2.60%, 02/07/30 (a)	425,000	355,170
3.80%, 03/15/30 (a)	500,000	449,784
1.99%, 01/27/32 (a)(b)	500,000	381,202
2.62%, 04/22/32 (a)(b)	750,000	598,515
2.38%, 07/21/32 (a)(b)	800,000	621,179
2.65%, 10/21/32 (a)(b)	625,000	493,763
3.10%, 02/24/33 (a)(b)	800,000	653,430
HSBC Holdings PLC
4.58%, 06/19/29 (a)(b)	700,000	645,548
2.21%, 08/17/29 (a)(b)	325,000	263,153
4.95%, 03/31/30	400,000	382,775
3.97%, 05/22/30 (a)(b)	600,000	525,779
2.85%, 06/04/31 (a)(b)	350,000	280,178
2.36%, 08/18/31 (a)(b)	350,000	268,595
2.80%, 05/24/32 (a)(b)	650,000	503,121
2.87%, 11/22/32 (a)(b)	350,000	268,814
4.76%, 03/29/33 (a)(b)	500,000	433,840
5.40%, 08/11/33 (a)(b)	500,000	465,496
8.11%, 11/03/33 (a)(b)	200,000	212,335
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	225,000	185,668
5.02%, 05/17/33 (a)(b)	100,000	95,285
2.49%, 08/15/36 (a)(b)	165,000	119,927
ING Groep N.V.
4.55%, 10/02/28	200,000	191,145
4.05%, 04/09/29	200,000	184,546
2.73%, 04/01/32 (a)(b)	200,000	159,600
4.25%, 03/28/33 (a)(b)	200,000	176,976
JPMorgan Chase & Co.
3.51%, 01/23/29 (a)(b)	500,000	454,265
4.01%, 04/23/29 (a)(b)	450,000	417,189
2.07%, 06/01/29 (a)(b)	450,000	376,473
4.20%, 07/23/29 (a)(b)	500,000	466,735
4.45%, 12/05/29 (a)(b)	500,000	471,018
3.70%, 05/06/30 (a)(b)	500,000	448,710
4.57%, 06/14/30 (a)(b)	400,000	378,240
8.75%, 09/01/30	100,000	116,256
2.74%, 10/15/30 (a)(b)	755,000	634,515
4.49%, 03/24/31 (a)(b)	575,000	538,918
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.52%, 04/22/31 (a)(b)	575,000	471,245
2.96%, 05/13/31 (a)(b)	600,000	495,355
1.76%, 11/19/31 (a)(b)	300,000	227,979
1.95%, 02/04/32 (a)(b)	600,000	460,638
2.58%, 04/22/32 (a)(b)	700,000	561,490
2.55%, 11/08/32 (a)(b)	600,000	474,767
2.96%, 01/25/33 (a)(b)	700,000	570,588
4.59%, 04/26/33 (a)(b)	550,000	510,361
4.91%, 07/25/33 (a)(b)	850,000	809,547
5.72%, 09/14/33 (a)(b)	675,000	664,292
KeyBank NA
4.90%, 08/08/32	250,000	231,543
KeyCorp
4.10%, 04/30/28	150,000	142,979
2.55%, 10/01/29	150,000	126,653
4.79%, 06/01/33 (a)(b)	150,000	142,255
Lloyds Banking Group PLC
4.38%, 03/22/28	400,000	379,653
4.55%, 08/16/28	400,000	375,373
4.98%, 08/11/33 (a)(b)	300,000	276,051
Mitsubishi UFJ Financial Group, Inc.
3.96%, 03/02/28	300,000	284,311
4.05%, 09/11/28	200,000	190,164
3.74%, 03/07/29	325,000	300,837
3.20%, 07/18/29	325,000	285,133
2.56%, 02/25/30	200,000	165,918
2.05%, 07/17/30	200,000	158,102
2.31%, 07/20/32 (a)(b)	400,000	308,900
2.49%, 10/13/32 (a)(b)	200,000	156,141
2.85%, 01/19/33 (a)(b)	275,000	219,481
4.32%, 04/19/33 (a)(b)	200,000	180,605
5.13%, 07/20/33 (a)(b)	300,000	287,665
Mizuho Financial Group, Inc.
4.02%, 03/05/28	200,000	189,074
3.26%, 05/22/30 (a)(b)	200,000	173,482
3.15%, 07/16/30 (a)(b)	200,000	171,384
2.87%, 09/13/30 (a)(b)	125,000	104,636
2.59%, 05/25/31 (a)(b)	200,000	161,786
2.20%, 07/10/31 (a)(b)	300,000	234,893
2.56%, 09/13/31	200,000	153,564
2.26%, 07/09/32 (a)(b)	225,000	172,368
5.67%, 09/13/33 (a)(b)	200,000	198,951
Morgan Stanley
3.77%, 01/24/29 (a)(b)	583,000	534,760
4.43%, 01/23/30 (a)(b)	580,000	542,184
2.70%, 01/22/31 (a)(b)	700,000	580,088
3.62%, 04/01/31 (a)(b)	600,000	525,440
1.79%, 02/13/32 (a)(b)	550,000	413,346
7.25%, 04/01/32	200,000	225,081
1.93%, 04/28/32 (a)(b)	550,000	416,278
2.24%, 07/21/32 (a)(b)	700,000	536,992
2.51%, 10/20/32 (a)(b)	525,000	410,829
2.94%, 01/21/33 (a)(b)	500,000	405,934
4.89%, 07/20/33 (a)(b)	375,000	352,931
6.34%, 10/18/33 (a)(b)	575,000	602,175
2.48%, 09/16/36 (a)(b)	600,000	438,214
5.30%, 04/20/37 (a)(b)	450,000	412,280
Natwest Group PLC
4.89%, 05/18/29 (a)(b)	375,000	353,983
5.08%, 01/27/30 (a)(b)	250,000	235,826
4.45%, 05/08/30 (a)(b)	250,000	227,375
3.03%, 11/28/35 (a)(b)	225,000	166,503
Northern Trust Corp.
3.65%, 08/03/28 (a)	125,000	119,088
3.15%, 05/03/29 (a)	100,000	90,920
See financial notes
151Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.95%, 05/01/30 (a)	200,000	164,724
6.13%, 11/02/32 (a)	200,000	211,908
PNC Bank NA
4.05%, 07/26/28	250,000	236,191
2.70%, 10/22/29	250,000	211,645
PNC Financial Services Group, Inc.
3.45%, 04/23/29 (a)	400,000	366,989
2.55%, 01/22/30 (a)	390,000	331,868
2.31%, 04/23/32 (a)(b)	175,000	142,060
4.63%, 06/06/33 (a)(b)	250,000	231,833
6.04%, 10/28/33 (a)(b)	200,000	209,348
Regions Financial Corp.
1.80%, 08/12/28 (a)	125,000	106,306
Royal Bank of Canada
2.30%, 11/03/31	300,000	241,090
3.88%, 05/04/32	200,000	182,737
Santander UK Group Holdings PLC
2.90%, 03/15/32 (a)(b)	200,000	154,883
State Street Corp.
4.14%, 12/03/29 (a)(b)	100,000	94,792
2.40%, 01/24/30	200,000	170,252
2.20%, 03/03/31	175,000	140,272
3.15%, 03/30/31 (a)(b)	100,000	88,034
4.42%, 05/13/33 (a)(b)	150,000	141,758
4.16%, 08/04/33 (a)(b)	150,000	138,704
3.03%, 11/01/34 (a)(b)	125,000	105,556
Sumitomo Mitsui Financial Group, Inc.
3.54%, 01/17/28	75,000	69,717
1.90%, 09/17/28	400,000	330,861
4.31%, 10/16/28	100,000	94,242
2.47%, 01/14/29	200,000	168,904
3.04%, 07/16/29	500,000	434,031
3.20%, 09/17/29	150,000	129,969
2.72%, 09/27/29	200,000	168,829
2.75%, 01/15/30	300,000	252,047
2.13%, 07/08/30	200,000	158,798
2.14%, 09/23/30	150,000	116,008
1.71%, 01/12/31	200,000	150,691
2.22%, 09/17/31	200,000	154,629
SVB Financial Group
2.10%, 05/15/28 (a)	100,000	83,358
3.13%, 06/05/30 (a)	100,000	82,407
1.80%, 02/02/31 (a)	75,000	54,651
4.57%, 04/29/33 (a)(b)	100,000	88,364
Synchrony Financial
5.15%, 03/19/29 (a)	135,000	127,873
2.88%, 10/28/31 (a)	175,000	130,770
Toronto-Dominion Bank
2.00%, 09/10/31	175,000	137,953
2.45%, 01/12/32	125,000	101,226
3.20%, 03/10/32	325,000	280,702
4.46%, 06/08/32	400,000	381,074
Truist Bank
2.25%, 03/11/30 (a)	250,000	202,368
Truist Financial Corp.
3.88%, 03/19/29 (a)	125,000	115,386
1.89%, 06/07/29 (a)(b)	200,000	168,749
1.95%, 06/05/30 (a)	150,000	120,864
4.92%, 07/28/33 (a)(b)	200,000	188,159
6.12%, 10/28/33 (a)(b)	150,000	157,796
US Bancorp
3.90%, 04/26/28 (a)	150,000	144,048
3.00%, 07/30/29 (a)	200,000	176,120
1.38%, 07/22/30 (a)	250,000	194,203
2.68%, 01/27/33 (a)(b)	200,000	165,342
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.97%, 07/22/33 (a)(b)	275,000	261,922
5.85%, 10/21/33 (a)(b)	300,000	312,449
2.49%, 11/03/36 (a)(b)	250,000	190,964
Webster Financial Corp.
4.10%, 03/25/29 (a)	100,000	91,068
Wells Fargo & Co.
4.15%, 01/24/29 (a)	552,000	519,653
7.95%, 11/15/29	25,000	27,419
2.88%, 10/30/30 (a)(b)	700,000	596,382
2.57%, 02/11/31 (a)(b)	600,000	497,712
4.48%, 04/04/31 (a)(b)	500,000	468,966
3.35%, 03/02/33 (a)(b)	800,000	674,807
4.90%, 07/25/33 (a)(b)	850,000	806,874
Westpac Banking Corp.
3.40%, 01/25/28	200,000	187,559
1.95%, 11/20/28	200,000	170,657
2.65%, 01/16/30	170,000	147,852
2.15%, 06/03/31	225,000	187,094
5.41%, 08/10/33 (a)(b)	200,000	187,454
4.11%, 07/24/34 (a)(b)	300,000	257,581
2.67%, 11/15/35 (a)(b)	325,000	241,735
3.02%, 11/18/36 (a)(b)	200,000	148,644
Wintrust Financial Corp.
4.85%, 06/06/29	75,000	68,167
Zions Bancorp NA
3.25%, 10/29/29 (a)	200,000	164,176
		75,317,299
Brokerage/Asset Managers/Exchanges 1.9%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	100,000	84,041
Ameriprise Financial, Inc.
4.50%, 05/13/32 (a)	100,000	96,915
BlackRock, Inc.
3.25%, 04/30/29 (a)	225,000	208,304
2.40%, 04/30/30 (a)	225,000	192,407
1.90%, 01/28/31 (a)	300,000	243,204
2.10%, 02/25/32 (a)	100,000	80,469
Brookfield Finance I UK PLC
2.34%, 01/30/32 (a)	150,000	114,394
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	215,000	198,246
4.85%, 03/29/29 (a)	175,000	167,546
4.35%, 04/15/30 (a)	135,000	122,879
2.72%, 04/15/31 (a)	100,000	80,187
Cboe Global Markets, Inc.
1.63%, 12/15/30 (a)	100,000	78,049
3.00%, 03/16/32 (a)	75,000	62,756
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	152,403
CME Group, Inc.
3.75%, 06/15/28 (a)	100,000	96,615
2.65%, 03/15/32 (a)	150,000	126,038
E*TRADE Financial Corp.
4.50%, 06/20/28 (a)	100,000	97,686
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	200,000	154,237
Intercontinental Exchange, Inc.
3.75%, 09/21/28 (a)	116,000	109,862
4.35%, 06/15/29 (a)	250,000	242,177
2.10%, 06/15/30 (a)	300,000	245,352
1.85%, 09/15/32 (a)	300,000	226,054
See financial notes
Schwab Fixed-Income ETFs | Annual Report152

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Jefferies Financial Group, Inc.
4.15%, 01/23/30	200,000	178,959
2.63%, 10/15/31 (a)	200,000	153,780
2.75%, 10/15/32 (a)	125,000	94,308
Lazard Group LLC
4.50%, 09/19/28 (a)	100,000	92,952
4.38%, 03/11/29 (a)	110,000	101,848
Nasdaq, Inc.
1.65%, 01/15/31 (a)	125,000	95,862
Nomura Holdings, Inc.
2.17%, 07/14/28	200,000	165,501
5.61%, 07/06/29	200,000	196,466
3.10%, 01/16/30	300,000	250,037
2.68%, 07/16/30	200,000	160,433
2.61%, 07/14/31	200,000	154,683
3.00%, 01/22/32	200,000	157,764
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	96,504
Stifel Financial Corp.
4.00%, 05/15/30 (a)	100,000	86,953
The Charles Schwab Corp.
3.20%, 01/25/28 (a)(c)	100,000	93,366
2.00%, 03/20/28 (a)(c)	250,000	219,822
4.00%, 02/01/29 (a)(c)	100,000	95,256
3.25%, 05/22/29 (a)(c)	105,000	95,357
2.75%, 10/01/29 (a)(c)	75,000	65,514
4.63%, 03/22/30 (a)(c)	75,000	73,735
1.65%, 03/11/31 (a)(c)	125,000	97,482
2.30%, 05/13/31 (a)(c)	125,000	102,387
1.95%, 12/01/31 (a)(c)	160,000	125,647
2.90%, 03/03/32 (a)(c)	195,000	165,959
		6,300,396
Finance Companies 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.88%, 01/23/28 (a)	150,000	135,541
3.00%, 10/29/28 (a)	750,000	630,483
3.30%, 01/30/32 (a)	775,000	606,206
Air Lease Corp.
2.10%, 09/01/28 (a)	100,000	81,795
4.63%, 10/01/28 (a)	100,000	93,787
3.25%, 10/01/29 (a)	135,000	115,287
3.00%, 02/01/30 (a)	100,000	83,758
3.13%, 12/01/30 (a)	125,000	103,773
2.88%, 01/15/32 (a)	150,000	119,775
Ares Capital Corp.
2.88%, 06/15/28 (a)	250,000	201,356
3.20%, 11/15/31 (a)	150,000	110,473
Blackstone Private Credit Fund
4.00%, 01/15/29 (a)	125,000	103,393
Blackstone Secured Lending Fund
2.85%, 09/30/28 (a)	125,000	97,826
FS KKR Capital Corp.
3.13%, 10/12/28 (a)	150,000	121,651
GATX Corp.
3.50%, 03/15/28 (a)	75,000	68,108
4.55%, 11/07/28 (a)	50,000	47,445
4.70%, 04/01/29 (a)	75,000	71,666
4.00%, 06/30/30 (a)	100,000	89,225
1.90%, 06/01/31 (a)	100,000	74,921
3.50%, 06/01/32 (a)	50,000	41,721
Owl Rock Capital Corp.
2.88%, 06/11/28 (a)	175,000	138,676
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Prospect Capital Corp.
3.44%, 10/15/28 (a)	75,000	58,254
		3,195,120
Financial Other 0.1%
ORIX Corp.
2.25%, 03/09/31	75,000	59,265
4.00%, 04/13/32	100,000	88,786
5.20%, 09/13/32	125,000	122,255
		270,306
Insurance 5.0%
Aegon N.V.
5.50%, 04/11/48 (a)(b)	200,000	180,524
Aflac, Inc.
3.60%, 04/01/30 (a)	200,000	181,197
Alleghany Corp.
3.63%, 05/15/30 (a)	100,000	92,807
Allstate Corp.
1.45%, 12/15/30 (a)	75,000	57,377
American Financial Group, Inc.
5.25%, 04/02/30 (a)	75,000	73,927
American International Group, Inc.
3.40%, 06/30/30 (a)	75,000	66,349
5.75%, 04/01/48 (a)(b)	175,000	168,547
Anthem, Inc.
4.10%, 03/01/28 (a)	250,000	239,949
2.88%, 09/15/29 (a)	160,000	140,576
2.25%, 05/15/30 (a)	200,000	166,180
2.55%, 03/15/31 (a)	250,000	209,912
4.10%, 05/15/32 (a)	150,000	139,692
Aon Corp.
4.50%, 12/15/28 (a)	75,000	72,392
3.75%, 05/02/29 (a)	150,000	139,256
2.80%, 05/15/30 (a)	175,000	149,652
2.05%, 08/23/31 (a)	75,000	59,713
5.00%, 09/12/32 (a)	100,000	99,189
Aon Corp/Aon Global Holdings PLC
2.60%, 12/02/31 (a)	100,000	81,795
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	100,000	78,832
Assurant, Inc.
4.90%, 03/27/28 (a)	60,000	57,727
3.70%, 02/22/30 (a)	75,000	63,812
2.65%, 01/15/32 (a)	75,000	55,692
Assured Guaranty US Holdings, Inc.
3.15%, 06/15/31 (a)	100,000	84,625
Athene Holding Ltd.
4.13%, 01/12/28 (a)	200,000	184,310
6.15%, 04/03/30 (a)	100,000	101,121
3.50%, 01/15/31 (a)	125,000	103,300
AXA S.A.
8.60%, 12/15/30	200,000	242,952
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	75,000	66,814
4.90%, 01/15/40 (a)(b)	75,000	61,854
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	125,000	104,678
1.45%, 10/15/30 (a)	150,000	119,776
2.88%, 03/15/32 (a)	200,000	173,648
Brighthouse Financial, Inc.
5.63%, 05/15/30 (a)	125,000	119,103
See financial notes
153Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	35,000	32,497
2.38%, 03/15/31 (a)	150,000	114,521
4.20%, 03/17/32 (a)	150,000	130,274
Centene Corp.
2.45%, 07/15/28 (a)	525,000	443,497
4.63%, 12/15/29 (a)	800,000	734,546
3.00%, 10/15/30 (a)	550,000	451,519
2.50%, 03/01/31 (a)	500,000	392,143
2.63%, 08/01/31 (a)	300,000	236,049
Chubb INA Holdings, Inc.
1.38%, 09/15/30 (a)	275,000	214,078
Cincinnati Financial Corp.
6.92%, 05/15/28	75,000	80,147
CNA Financial Corp.
3.90%, 05/01/29 (a)	100,000	91,627
2.05%, 08/15/30 (a)	100,000	79,162
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	125,000	119,373
Corebridge Financial, Inc.
3.85%, 04/05/29 (a)(d)	200,000	182,616
3.90%, 04/05/32 (a)(d)	300,000	263,103
Elevance Health, Inc.
5.50%, 10/15/32 (a)	100,000	102,548
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	91,896
3.10%, 09/01/31 (a)	125,000	91,634
Equitable Holdings, Inc.
7.00%, 04/01/28	100,000	107,778
4.35%, 04/20/28 (a)	300,000	286,377
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	75,000	71,228
4.63%, 04/29/30 (a)	175,000	159,201
3.38%, 03/03/31 (a)	125,000	102,526
5.63%, 08/16/32 (a)(d)	150,000	141,432
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	100,000	95,320
3.40%, 06/15/30 (a)	125,000	105,768
2.45%, 03/15/31 (a)	125,000	95,386
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	85,060
2.40%, 08/15/31 (a)	150,000	110,278
Globe Life, Inc.
4.55%, 09/15/28 (a)	50,000	48,732
2.15%, 08/15/30 (a)	100,000	79,369
4.80%, 06/15/32 (a)	100,000	95,008
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	50,000	38,575
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	125,000	107,207
Humana, Inc.
5.75%, 03/01/28 (a)	50,000	51,133
3.70%, 03/23/29 (a)	200,000	183,064
3.13%, 08/15/29 (a)	175,000	153,840
4.88%, 04/01/30 (a)	50,000	48,935
2.15%, 02/03/32 (a)	150,000	117,513
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	100,000	77,522
5.67%, 06/08/32 (a)	100,000	94,570
Kemper Corp.
2.40%, 09/30/30 (a)	100,000	77,656
3.80%, 02/23/32 (a)	75,000	63,193
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lincoln National Corp.
3.80%, 03/01/28 (a)	100,000	92,123
3.05%, 01/15/30 (a)	125,000	103,643
3.40%, 01/15/31 (a)	100,000	82,680
3.40%, 03/01/32 (a)	50,000	40,657
Loews Corp.
3.20%, 05/15/30 (a)	100,000	88,651
Manulife Financial Corp.
3.70%, 03/16/32 (a)	150,000	133,635
Markel Corp.
3.35%, 09/17/29 (a)	100,000	87,021
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 (a)	300,000	290,368
2.25%, 11/15/30 (a)	185,000	151,754
2.38%, 12/15/31 (a)	100,000	80,987
5.75%, 11/01/32 (a)	50,000	52,536
MetLife, Inc.
4.55%, 03/23/30 (a)	225,000	221,782
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	90,319
4.50%, 10/01/50 (a)(b)	100,000	86,301
Primerica, Inc.
2.80%, 11/19/31 (a)	150,000	122,823
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	115,000	107,035
2.13%, 06/15/30 (a)	100,000	82,008
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	99,000	95,022
2.10%, 03/10/30 (a)	100,000	83,126
5.70%, 09/15/48 (a)(b)	200,000	192,719
3.70%, 10/01/50 (a)(b)	175,000	150,155
5.13%, 03/01/52 (a)(b)	175,000	158,631
6.00%, 09/01/52 (a)(b)	250,000	243,681
Prudential PLC
3.13%, 04/14/30	200,000	174,624
3.63%, 03/24/32 (a)	75,000	66,871
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	100,000	91,852
3.15%, 06/15/30 (a)	125,000	106,706
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	50,000	45,056
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	100,000	76,581
The Progressive Corp.
4.00%, 03/01/29 (a)	100,000	96,134
3.20%, 03/26/30 (a)	125,000	112,598
3.00%, 03/15/32 (a)	200,000	174,043
UnitedHealth Group, Inc.
5.25%, 02/15/28 (a)	100,000	102,506
3.85%, 06/15/28	225,000	215,906
3.88%, 12/15/28	150,000	143,436
4.00%, 05/15/29 (a)	225,000	215,144
2.88%, 08/15/29	275,000	245,191
5.30%, 02/15/30 (a)	200,000	206,690
2.00%, 05/15/30	300,000	248,530
2.30%, 05/15/31 (a)	325,000	271,268
4.20%, 05/15/32 (a)	325,000	309,578
Unum Group
4.00%, 06/15/29 (a)	100,000	90,588
Voya Financial, Inc.
4.70%, 01/23/48 (a)(b)	25,000	19,348
See financial notes
Schwab Fixed-Income ETFs | Annual Report154

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Willis North America, Inc.
4.50%, 09/15/28 (a)	100,000	94,372
2.95%, 09/15/29 (a)	150,000	126,363
		16,456,221
REITs 5.1%
Agree LP
2.00%, 06/15/28 (a)	150,000	122,867
4.80%, 10/01/32 (a)	100,000	92,540
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (a)	50,000	47,090
4.50%, 07/30/29 (a)	100,000	94,904
2.75%, 12/15/29 (a)	100,000	85,013
4.70%, 07/01/30 (a)	100,000	96,394
4.90%, 12/15/30 (a)	150,000	146,384
3.38%, 08/15/31 (a)	150,000	131,401
2.00%, 05/18/32 (a)	150,000	115,496
American Assets Trust LP
3.38%, 02/01/31 (a)	100,000	79,417
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	92,872
4.90%, 02/15/29 (a)	80,000	75,881
2.38%, 07/15/31 (a)	100,000	77,119
3.63%, 04/15/32 (a)	125,000	105,085
AvalonBay Communities, Inc.
3.20%, 01/15/28 (a)	100,000	91,577
1.90%, 12/01/28 (a)	100,000	83,714
3.30%, 06/01/29 (a)	100,000	89,798
2.30%, 03/01/30 (a)	50,000	41,587
2.45%, 01/15/31 (a)	125,000	103,373
2.05%, 01/15/32 (a)	175,000	137,871
Boston Properties LP
4.50%, 12/01/28 (a)	300,000	279,195
3.40%, 06/21/29 (a)	100,000	86,281
2.90%, 03/15/30 (a)	135,000	110,442
3.25%, 01/30/31 (a)	200,000	166,072
2.55%, 04/01/32 (a)	200,000	152,660
Brandywine Operating Partnership LP
4.55%, 10/01/29 (a)	150,000	125,717
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	50,000	41,670
4.13%, 05/15/29 (a)	75,000	67,162
4.05%, 07/01/30 (a)	175,000	154,142
2.50%, 08/16/31 (a)	150,000	115,077
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	75,000	56,352
Camden Property Trust
4.10%, 10/15/28 (a)	25,000	23,665
3.15%, 07/01/29 (a)	175,000	156,432
2.80%, 05/15/30 (a)	150,000	129,528
Corporate Office Properties LP
2.75%, 04/15/31 (a)	200,000	150,223
CubeSmart LP
2.25%, 12/15/28 (a)	100,000	82,601
4.38%, 02/15/29 (a)	75,000	69,557
3.00%, 02/15/30 (a)	75,000	62,478
2.00%, 02/15/31 (a)	75,000	56,645
2.50%, 02/15/32 (a)	100,000	76,676
Digital Realty Trust LP
4.45%, 07/15/28 (a)	325,000	308,947
3.60%, 07/01/29 (a)	175,000	156,702
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
EPR Properties
4.95%, 04/15/28 (a)	100,000	85,396
3.75%, 08/15/29 (a)	125,000	97,795
3.60%, 11/15/31 (a)	50,000	36,284
ERP Operating LP
3.50%, 03/01/28 (a)	100,000	92,439
4.15%, 12/01/28 (a)	100,000	94,340
3.00%, 07/01/29 (a)	70,000	61,165
2.50%, 02/15/30 (a)	125,000	104,532
1.85%, 08/01/31 (a)	100,000	77,964
Essential Properties LP
2.95%, 07/15/31 (a)	100,000	72,825
Essex Portfolio LP
1.70%, 03/01/28 (a)	100,000	83,631
4.00%, 03/01/29 (a)	100,000	91,227
3.00%, 01/15/30 (a)	100,000	84,756
1.65%, 01/15/31 (a)	75,000	56,014
2.65%, 03/15/32 (a)	175,000	138,696
Extra Space Storage LP
2.55%, 06/01/31 (a)	125,000	97,958
2.35%, 03/15/32 (a)	175,000	132,835
Federal Realty Investment Trust
3.20%, 06/15/29 (a)	75,000	65,214
3.50%, 06/01/30 (a)	75,000	64,726
Healthcare Realty Holdings LP
3.10%, 02/15/30 (a)	75,000	63,106
2.40%, 03/15/30 (a)	125,000	97,121
2.00%, 03/15/31 (a)	100,000	75,773
Healthpeak Properties, Inc.
2.13%, 12/01/28 (a)	100,000	84,198
3.50%, 07/15/29 (a)	125,000	111,495
3.00%, 01/15/30 (a)	140,000	120,371
2.88%, 01/15/31 (a)	125,000	104,640
Highwoods Realty LP
4.13%, 03/15/28 (a)	75,000	68,078
4.20%, 04/15/29 (a)	75,000	65,136
3.05%, 02/15/30 (a)	75,000	59,639
2.60%, 02/01/31 (a)	75,000	55,678
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	125,000	104,830
3.50%, 09/15/30 (a)	150,000	124,062
2.90%, 12/15/31 (a)	100,000	76,738
Hudson Pacific Properties LP
4.65%, 04/01/29 (a)	100,000	85,715
3.25%, 01/15/30 (a)	150,000	114,869
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	150,000	124,332
2.00%, 08/15/31 (a)	125,000	92,409
4.15%, 04/15/32 (a)	100,000	87,588
Kilroy Realty LP
4.25%, 08/15/29 (a)	70,000	61,560
3.05%, 02/15/30 (a)	150,000	120,484
2.50%, 11/15/32 (a)	75,000	53,525
Kimco Realty Corp.
1.90%, 03/01/28 (a)	75,000	63,002
2.70%, 10/01/30 (a)	100,000	81,846
2.25%, 12/01/31 (a)	100,000	76,756
3.20%, 04/01/32 (a)	125,000	103,794
Lexington Realty Trust
2.70%, 09/15/30 (a)	100,000	79,946
Life Storage LP
4.00%, 06/15/29 (a)	55,000	49,329
2.20%, 10/15/30 (a)	100,000	77,966
2.40%, 10/15/31 (a)	125,000	95,809
See financial notes
155Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
LXP Industrial Trust
2.38%, 10/01/31 (a)	75,000	57,013
Mid-America Apartments LP
4.20%, 06/15/28 (a)	75,000	71,837
3.95%, 03/15/29 (a)	115,000	109,087
2.75%, 03/15/30 (a)	50,000	42,934
1.70%, 02/15/31 (a)	100,000	78,389
National Health Investors, Inc.
3.00%, 02/01/31 (a)	100,000	72,358
National Retail Properties, Inc.
4.30%, 10/15/28 (a)	50,000	46,503
2.50%, 04/15/30 (a)	125,000	101,563
Omega Healthcare Investors, Inc.
4.75%, 01/15/28 (a)	100,000	92,414
3.63%, 10/01/29 (a)	100,000	82,425
3.38%, 02/01/31 (a)	125,000	96,743
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	75,000	55,264
Physicians Realty LP
3.95%, 01/15/28 (a)	75,000	68,787
2.63%, 11/01/31 (a)	75,000	58,573
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	75,000	56,980
2.75%, 04/01/32 (a)	75,000	52,610
Prologis LP
3.88%, 09/15/28 (a)	150,000	142,366
4.00%, 09/15/28 (a)	50,000	47,911
4.38%, 02/01/29 (a)	25,000	23,944
2.88%, 11/15/29 (a)	75,000	65,461
2.25%, 04/15/30 (a)	225,000	188,239
1.75%, 07/01/30 (a)	60,000	47,555
1.25%, 10/15/30 (a)	125,000	95,140
1.75%, 02/01/31 (a)	100,000	79,043
1.63%, 03/15/31 (a)	75,000	58,189
2.25%, 01/15/32 (a)	100,000	79,916
Public Storage
1.85%, 05/01/28 (a)	150,000	129,017
1.95%, 11/09/28 (a)	100,000	85,392
3.39%, 05/01/29 (a)	100,000	91,482
2.30%, 05/01/31 (a)	125,000	102,291
2.25%, 11/09/31 (a)	100,000	80,780
Realty Income Corp.
3.40%, 01/15/28 (a)	150,000	138,378
3.65%, 01/15/28 (a)	125,000	116,919
2.20%, 06/15/28 (a)	100,000	85,937
3.25%, 06/15/29 (a)	150,000	134,018
3.10%, 12/15/29 (a)	120,000	105,152
3.25%, 01/15/31 (a)	150,000	130,308
5.63%, 10/13/32 (a)	150,000	153,239
2.85%, 12/15/32 (a)	100,000	81,288
Regency Centers LP
4.13%, 03/15/28 (a)	75,000	69,471
2.95%, 09/15/29 (a)	50,000	42,018
3.70%, 06/15/30 (a)	125,000	108,911
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	75,000	66,674
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	75,000	58,564
2.15%, 09/01/31 (a)	100,000	76,816
Sabra Health Care LP
3.90%, 10/15/29 (a)	50,000	41,700
3.20%, 12/01/31 (a)	175,000	130,886
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Safehold Operating Partnership LP
2.80%, 06/15/31 (a)	100,000	77,013
2.85%, 01/15/32 (a)	50,000	38,175
Simon Property Group LP
1.75%, 02/01/28 (a)	150,000	127,798
2.45%, 09/13/29 (a)	200,000	167,512
2.65%, 07/15/30 (a)	175,000	145,793
2.20%, 02/01/31 (a)	150,000	118,988
2.25%, 01/15/32 (a)	175,000	136,337
2.65%, 02/01/32 (a)	125,000	100,744
Spirit Realty LP
2.10%, 03/15/28 (a)	50,000	40,852
4.00%, 07/15/29 (a)	100,000	87,236
3.40%, 01/15/30 (a)	125,000	104,385
3.20%, 02/15/31 (a)	100,000	80,253
2.70%, 02/15/32 (a)	75,000	55,799
STORE Capital Corp.
4.50%, 03/15/28 (a)	70,000	63,261
4.63%, 03/15/29 (a)	75,000	67,198
2.75%, 11/18/30 (a)	75,000	57,583
2.70%, 12/01/31 (a)	100,000	73,119
Sun Communities Operating LP
2.30%, 11/01/28 (a)	125,000	104,803
2.70%, 07/15/31 (a)	150,000	118,379
4.20%, 04/15/32 (a)	100,000	88,106
Tanger Properties LP
2.75%, 09/01/31 (a)	75,000	54,331
UDR, Inc.
3.50%, 01/15/28 (a)	50,000	45,451
4.40%, 01/26/29 (a)	75,000	70,766
3.20%, 01/15/30 (a)	150,000	130,761
3.00%, 08/15/31 (a)	125,000	104,752
2.10%, 08/01/32 (a)	50,000	37,236
Ventas Realty LP
4.00%, 03/01/28 (a)	100,000	92,594
4.40%, 01/15/29 (a)	150,000	140,302
3.00%, 01/15/30 (a)	195,000	164,696
4.75%, 11/15/30 (a)	50,000	47,038
2.50%, 09/01/31 (a)	100,000	78,621
Vornado Realty LP
3.40%, 06/01/31 (a)	100,000	74,529
Welltower, Inc.
4.25%, 04/15/28 (a)	150,000	140,971
2.05%, 01/15/29 (a)	125,000	101,706
4.13%, 03/15/29 (a)	100,000	91,909
3.10%, 01/15/30 (a)	150,000	126,746
2.75%, 01/15/31 (a)	100,000	80,083
2.80%, 06/01/31 (a)	150,000	119,671
2.75%, 01/15/32 (a)	100,000	78,346
3.85%, 06/15/32 (a)	125,000	106,838
WP Carey, Inc.
3.85%, 07/15/29 (a)	55,000	49,563
2.40%, 02/01/31 (a)	100,000	79,834
2.45%, 02/01/32 (a)	75,000	58,471
		16,585,233
		118,124,575

Industrial 55.5%
Basic Industry 2.8%
Air Products and Chemicals, Inc.
2.05%, 05/15/30 (a)	50,000	41,953
Albemarle Corp.
5.05%, 06/01/32 (a)	125,000	118,118
See financial notes
Schwab Fixed-Income ETFs | Annual Report156

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	200,000	175,123
ArcelorMittal S.A.
4.25%, 07/16/29 (e)	100,000	89,655
6.80%, 11/29/32 (a)	225,000	224,538
Cabot Corp.
4.00%, 07/01/29 (a)	100,000	89,311
5.00%, 06/30/32 (a)	50,000	46,133
Celanese US Holdings LLC
6.33%, 07/15/29 (a)	200,000	194,826
6.38%, 07/15/32 (a)	150,000	143,415
Dow Chemical Co.
4.80%, 11/30/28 (a)	140,000	138,289
7.38%, 11/01/29	150,000	166,999
2.10%, 11/15/30 (a)	50,000	40,268
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	445,000	439,685
Eastman Chemical Co.
4.50%, 12/01/28 (a)	113,000	107,287
Ecolab, Inc.
4.80%, 03/24/30 (a)	100,000	99,423
1.30%, 01/30/31 (a)	150,000	114,660
2.13%, 02/01/32 (a)	275,000	220,569
EI du Pont de Nemours and Co.
2.30%, 07/15/30 (a)	100,000	84,010
FMC Corp.
3.45%, 10/01/29 (a)	100,000	88,297
Freeport-McMoRan, Inc.
4.13%, 03/01/28 (a)	150,000	139,489
4.38%, 08/01/28 (a)	150,000	140,918
5.25%, 09/01/29 (a)	150,000	144,815
4.25%, 03/01/30 (a)	75,000	68,531
4.63%, 08/01/30 (a)	100,000	93,731
Georgia-Pacific LLC
7.75%, 11/15/29	150,000	170,603
8.88%, 05/15/31	50,000	61,299
Huntsman International LLC
4.50%, 05/01/29 (a)	200,000	180,245
2.95%, 06/15/31 (a)	50,000	38,928
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	94,398
Linde, Inc.
1.10%, 08/10/30 (a)	150,000	115,444
LYB International Finance III LLC
2.25%, 10/01/30 (a)	125,000	99,528
NewMarket Corp.
2.70%, 03/18/31 (a)	100,000	79,108
Newmont Corp.
2.80%, 10/01/29 (a)	125,000	106,785
2.25%, 10/01/30 (a)	200,000	161,171
2.60%, 07/15/32 (a)	225,000	179,689
Nucor Corp.
3.95%, 05/01/28 (a)	100,000	94,597
2.70%, 06/01/30 (a)	100,000	85,140
3.13%, 04/01/32 (a)	100,000	85,100
Nutrien Ltd.
4.20%, 04/01/29 (a)	100,000	94,185
2.95%, 05/13/30 (a)	100,000	85,932
Packaging Corp. of America
3.00%, 12/15/29 (a)	110,000	94,309
PPG Industries, Inc.
3.75%, 03/15/28 (a)	175,000	166,740
2.80%, 08/15/29 (a)	125,000	108,129
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rayonier LP
2.75%, 05/17/31 (a)	100,000	80,287
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	100,000	79,367
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	225,000	248,347
Rohm & Haas Co.
7.85%, 07/15/29	225,000	251,172
RPM International, Inc.
4.55%, 03/01/29 (a)	125,000	115,909
2.95%, 01/15/32 (a)	25,000	19,765
Sherwin-Williams Co.
2.95%, 08/15/29 (a)	160,000	140,548
2.30%, 05/15/30 (a)	100,000	82,327
2.20%, 03/15/32 (a)	100,000	79,200
Steel Dynamics, Inc.
3.45%, 04/15/30 (a)	175,000	154,287
3.25%, 01/15/31 (a)	75,000	64,345
Suzano Austria GmbH
2.50%, 09/15/28 (a)	125,000	105,348
6.00%, 01/15/29 (a)	300,000	299,532
5.00%, 01/15/30 (a)	200,000	188,252
3.75%, 01/15/31 (a)	200,000	168,006
3.13%, 01/15/32 (a)	225,000	175,980
Teck Resources Ltd.
3.90%, 07/15/30 (a)	100,000	89,958
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	325,000	285,518
Westlake Chemical Corp.
3.38%, 06/15/30 (a)	75,000	64,615
WestRock MWV LLC
8.20%, 01/15/30	125,000	141,765
7.95%, 02/15/31	50,000	56,341
Weyerhaeuser Co.
4.00%, 11/15/29 (a)	200,000	183,400
4.00%, 04/15/30 (a)	200,000	182,664
7.38%, 03/15/32	50,000	55,556
WRKCo, Inc.
4.00%, 03/15/28 (a)	75,000	70,061
3.90%, 06/01/28 (a)	150,000	138,542
4.90%, 03/15/29 (a)	125,000	120,590
4.20%, 06/01/32 (a)	100,000	90,214
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(d)	125,000	94,023
		9,137,292
Capital Goods 5.5%
3M Co.
3.63%, 09/14/28 (a)	100,000	94,958
3.38%, 03/01/29 (a)	150,000	138,185
2.38%, 08/26/29 (a)	275,000	233,758
3.05%, 04/15/30 (a)	100,000	88,077
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	75,000	57,840
Allegion PLC
3.50%, 10/01/29 (a)	175,000	151,263
Allegion US Holding Co., Inc.
5.41%, 07/01/32 (a)	50,000	48,501
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	165,000	156,660
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	175,000	142,298
See financial notes
157Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amphenol Corp.
4.35%, 06/01/29 (a)	100,000	95,513
2.80%, 02/15/30 (a)	175,000	149,913
2.20%, 09/15/31 (a)	125,000	99,230
AptarGroup, Inc.
3.60%, 03/15/32 (a)	100,000	83,438
Avery Dennison Corp.
4.88%, 12/06/28 (a)	100,000	97,603
2.65%, 04/30/30 (a)	75,000	61,744
2.25%, 02/15/32 (a)	125,000	95,568
Boeing Co.
3.25%, 02/01/28 (a)	250,000	228,623
3.25%, 03/01/28 (a)	140,000	125,702
3.45%, 11/01/28 (a)	100,000	90,035
3.20%, 03/01/29 (a)	270,000	238,075
2.95%, 02/01/30 (a)	20,000	16,974
5.15%, 05/01/30 (a)	825,000	805,552
3.63%, 02/01/31 (a)	325,000	285,049
Carlisle Cos., Inc.
2.75%, 03/01/30 (a)	75,000	62,535
2.20%, 03/01/32 (a)	125,000	95,202
Carrier Global Corp.
2.72%, 02/15/30 (a)	400,000	337,811
2.70%, 02/15/31 (a)(d)	150,000	123,898
Caterpillar, Inc.
2.60%, 09/19/29 (a)	105,000	92,559
2.60%, 04/09/30 (a)	150,000	130,960
1.90%, 03/12/31 (a)	125,000	101,618
Deere & Co.
3.10%, 04/15/30 (a)	100,000	89,883
7.13%, 03/03/31	50,000	57,537
Dover Corp.
2.95%, 11/04/29 (a)	75,000	65,335
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	150,000	117,648
Eaton Corp.
4.00%, 11/02/32	150,000	138,485
Emerson Electric Co.
2.00%, 12/21/28 (a)	150,000	127,844
1.95%, 10/15/30 (a)	150,000	121,731
2.20%, 12/21/31 (a)	200,000	162,048
Flowserve Corp.
3.50%, 10/01/30 (a)	100,000	83,419
2.80%, 01/15/32 (a)	125,000	93,712
Fortune Brands Home & Security, Inc.
3.25%, 09/15/29 (a)	175,000	151,880
4.00%, 03/25/32 (a)	75,000	65,154
GE Capital Funding LLC
4.55%, 05/15/32 (a)(e)	300,000	285,473
General Dynamics Corp.
3.75%, 05/15/28 (a)	175,000	167,113
3.63%, 04/01/30 (a)	225,000	210,112
2.25%, 06/01/31 (a)	100,000	83,848
General Electric Co.
6.75%, 03/15/32	150,000	166,562
Honeywell International, Inc.
2.70%, 08/15/29 (a)	175,000	155,748
1.95%, 06/01/30 (a)	225,000	186,402
1.75%, 09/01/31 (a)	300,000	237,903
Hubbell, Inc.
3.50%, 02/15/28 (a)	100,000	92,097
2.30%, 03/15/31 (a)	50,000	39,917
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	250,000	206,625
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IDEX Corp.
3.00%, 05/01/30 (a)	150,000	129,385
2.63%, 06/15/31 (a)	50,000	41,667
John Deere Capital Corp.
3.05%, 01/06/28	100,000	93,590
1.50%, 03/06/28	100,000	85,632
3.45%, 03/07/29	20,000	18,600
3.35%, 04/18/29	200,000	185,445
2.80%, 07/18/29	165,000	147,233
4.85%, 10/11/29	50,000	50,132
2.45%, 01/09/30	190,000	164,005
1.45%, 01/15/31	100,000	78,192
2.00%, 06/17/31	200,000	162,137
3.90%, 06/07/32	100,000	93,498
4.35%, 09/15/32	100,000	97,448
Johnson Controls International plc
1.75%, 09/15/30 (a)	125,000	99,858
2.00%, 09/16/31 (a)	150,000	118,943
4.90%, 12/01/32 (a)	75,000	73,840
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	94,041
2.80%, 03/01/31 (a)	25,000	19,530
L3Harris Technologies, Inc.
4.40%, 06/15/28 (a)	250,000	240,817
2.90%, 12/15/29 (a)	100,000	85,626
1.80%, 01/15/31 (a)	225,000	173,225
Leggett & Platt, Inc.
4.40%, 03/15/29 (a)	100,000	94,248
Lockheed Martin Corp.
1.85%, 06/15/30 (a)	100,000	82,121
3.90%, 06/15/32 (a)	150,000	141,238
Martin Marietta Materials, Inc.
2.50%, 03/15/30 (a)	100,000	82,736
2.40%, 07/15/31 (a)	200,000	160,193
Masco Corp.
2.00%, 10/01/30 (a)	125,000	97,339
2.00%, 02/15/31 (a)	100,000	77,312
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	115,000	99,372
Northrop Grumman Corp.
3.25%, 01/15/28 (a)	415,000	384,356
4.40%, 05/01/30 (a)	150,000	144,569
nVent Finance Sarl
4.55%, 04/15/28 (a)	115,000	106,387
2.75%, 11/15/31 (a)	50,000	38,438
Oshkosh Corp.
4.60%, 05/15/28 (a)	125,000	118,926
Otis Worldwide Corp.
2.57%, 02/15/30 (a)	320,000	269,407
Owens Corning
3.88%, 06/01/30 (a)	175,000	155,972
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	150,000	134,387
4.50%, 09/15/29 (a)	250,000	240,942
Pentair Finance Sarl
4.50%, 07/01/29 (a)	150,000	139,225
5.90%, 07/15/32 (a)	25,000	24,841
Raytheon Technologies Corp.
4.13%, 11/16/28 (a)	625,000	599,668
7.50%, 09/15/29	100,000	113,579
2.25%, 07/01/30 (a)	100,000	83,337
1.90%, 09/01/31 (a)	325,000	255,339
2.38%, 03/15/32 (a)	125,000	101,448
See financial notes
Schwab Fixed-Income ETFs | Annual Report158

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Republic Services, Inc.
3.95%, 05/15/28 (a)	150,000	143,032
2.30%, 03/01/30 (a)	50,000	41,942
1.45%, 02/15/31 (a)	175,000	134,762
1.75%, 02/15/32 (a)	200,000	154,113
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	50,000	46,727
1.75%, 08/15/31 (a)	100,000	79,048
Roper Technologies, Inc.
4.20%, 09/15/28 (a)	150,000	144,926
2.95%, 09/15/29 (a)	275,000	238,959
2.00%, 06/30/30 (a)	75,000	60,055
1.75%, 02/15/31 (a)	150,000	115,587
Sonoco Products Co.
3.13%, 05/01/30 (a)	160,000	137,667
2.85%, 02/01/32 (a)	75,000	61,053
Stanley Black & Decker, Inc.
4.25%, 11/15/28 (a)	75,000	71,860
2.30%, 03/15/30 (a)	225,000	185,463
3.00%, 05/15/32 (a)	50,000	42,285
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	100,000	86,483
2.75%, 04/01/31 (a)	275,000	225,827
Textron, Inc.
3.38%, 03/01/28 (a)	150,000	136,606
3.90%, 09/17/29 (a)	100,000	90,878
3.00%, 06/01/30 (a)	100,000	85,369
Timken Co.
4.50%, 12/15/28 (a)	150,000	142,989
4.13%, 04/01/32 (a)	25,000	22,365
Trane Technologies Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	125,000	118,397
Trane Technologies Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	140,000	129,316
Vontier Corp.
2.40%, 04/01/28 (a)	150,000	118,892
2.95%, 04/01/31 (a)	100,000	73,426
Vulcan Materials Co.
3.50%, 06/01/30 (a)	125,000	110,440
Waste Connections, Inc.
4.25%, 12/01/28 (a)	75,000	71,928
3.50%, 05/01/29 (a)	200,000	183,406
2.60%, 02/01/30 (a)	50,000	42,672
2.20%, 01/15/32 (a)	175,000	139,389
3.20%, 06/01/32 (a)	75,000	64,320
Waste Management, Inc.
2.00%, 06/01/29 (a)	275,000	233,231
1.50%, 03/15/31 (a)	100,000	78,352
4.15%, 04/15/32 (a)	200,000	190,502
Westinghouse Air Brake Technologies Corp.
4.95%, 09/15/28 (a)(f)	275,000	264,635
Xylem, Inc.
1.95%, 01/30/28 (a)	150,000	129,098
2.25%, 01/30/31 (a)	75,000	60,957
		18,090,799
Communications 8.6%
Activision Blizzard, Inc.
1.35%, 09/15/30 (a)	125,000	97,844
America Movil S.A.B. de C.V.
2.88%, 05/07/30 (a)	250,000	214,494
4.70%, 07/21/32 (a)	200,000	191,783
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Tower Corp.
3.60%, 01/15/28 (a)	150,000	138,254
1.50%, 01/31/28 (a)	250,000	207,440
3.95%, 03/15/29 (a)	125,000	115,169
3.80%, 08/15/29 (a)	375,000	341,507
2.90%, 01/15/30 (a)	135,000	114,632
2.10%, 06/15/30 (a)	200,000	158,868
1.88%, 10/15/30 (a)	150,000	115,862
2.70%, 04/15/31 (a)	200,000	162,913
2.30%, 09/15/31 (a)	75,000	58,459
AT&T, Inc.
1.65%, 02/01/28 (a)	500,000	423,342
4.10%, 02/15/28 (a)	325,000	309,926
4.35%, 03/01/29 (a)	775,000	738,401
4.30%, 02/15/30 (a)	650,000	612,534
2.75%, 06/01/31 (a)	350,000	291,144
2.25%, 02/01/32 (a)	550,000	431,733
Bell Canada
2.15%, 02/15/32 (a)	150,000	117,583
British Telecommunications PLC
5.13%, 12/04/28 (a)	350,000	340,304
9.63%, 12/15/30 (f)	350,000	419,426
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	220,000	199,527
4.20%, 03/15/28 (a)	350,000	322,356
2.25%, 01/15/29 (a)	200,000	161,235
5.05%, 03/30/29 (a)	175,000	164,937
2.80%, 04/01/31 (a)	275,000	214,568
2.30%, 02/01/32 (a)	250,000	184,782
Comcast Corp.
3.15%, 02/15/28 (a)	375,000	346,813
3.55%, 05/01/28 (a)	200,000	188,223
4.15%, 10/15/28 (a)	792,000	761,977
2.65%, 02/01/30 (a)	325,000	281,403
3.40%, 04/01/30 (a)	500,000	455,759
4.25%, 10/15/30 (a)	100,000	96,015
1.95%, 01/15/31 (a)	350,000	282,876
1.50%, 02/15/31 (a)	325,000	253,538
5.50%, 11/15/32 (a)	150,000	156,395
Crown Castle International Corp.
3.80%, 02/15/28 (a)	75,000	69,780
4.30%, 02/15/29 (a)	225,000	212,902
3.10%, 11/15/29 (a)	250,000	218,259
3.30%, 07/01/30 (a)	100,000	87,509
2.25%, 01/15/31 (a)	125,000	100,144
2.10%, 04/01/31 (a)	225,000	177,361
2.50%, 07/15/31 (a)	200,000	161,441
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	800,000	945,842
Discovery Communications LLC
3.95%, 03/20/28 (a)	200,000	177,807
4.13%, 05/15/29 (a)	300,000	260,830
3.63%, 05/15/30 (a)	175,000	144,737
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	175,000	137,889
Fox Corp.
4.71%, 01/25/29 (a)	500,000	484,324
3.50%, 04/08/30 (a)	25,000	22,166
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	95,996
4.75%, 03/30/30 (a)	150,000	141,786
2.40%, 03/01/31 (a)	100,000	79,248
Koninklijke KPN N.V.
8.38%, 10/01/30	125,000	140,392
See financial notes
159Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Magallanes, Inc.
4.05%, 03/15/29 (a)(d)	350,000	303,811
4.28%, 03/15/32 (a)(d)	950,000	784,100
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	725,000	640,034
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	225,000	186,382
4.20%, 06/01/30 (a)	100,000	93,249
2.60%, 08/01/31 (a)	100,000	81,988
Orange S.A.
9.00%, 03/01/31	475,000	583,052
Rogers Communications, Inc.
3.80%, 03/15/32 (a)(d)	425,000	367,373
Take-Two Interactive Software, Inc.
4.00%, 04/14/32 (a)	125,000	110,904
TCI Communications, Inc.
7.13%, 02/15/28	150,000	164,213
Telefonica Europe BV
8.25%, 09/15/30	250,000	279,790
TELUS Corp.
3.40%, 05/13/32 (a)	200,000	170,688
T-Mobile USA, Inc.
4.75%, 02/01/28 (a)	350,000	341,288
2.05%, 02/15/28 (a)	350,000	301,308
2.63%, 02/15/29 (a)	200,000	169,854
2.40%, 03/15/29 (a)	250,000	211,516
3.38%, 04/15/29 (a)	550,000	485,567
3.88%, 04/15/30 (a)	1,250,000	1,136,230
2.55%, 02/15/31 (a)	625,000	510,410
2.88%, 02/15/31 (a)	200,000	165,385
3.50%, 04/15/31 (a)	150,000	130,152
2.25%, 11/15/31 (a)	275,000	216,747
2.70%, 03/15/32 (a)	350,000	283,406
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	125,000	141,648
Verizon Communications, Inc.
2.10%, 03/22/28 (a)	600,000	521,133
4.33%, 09/21/28	835,000	804,860
3.88%, 02/08/29 (a)	125,000	117,503
4.02%, 12/03/29 (a)	750,000	702,688
3.15%, 03/22/30 (a)	275,000	242,637
1.50%, 09/18/30 (a)	275,000	214,297
1.68%, 10/30/30 (a)	250,000	194,682
7.75%, 12/01/30	200,000	231,196
1.75%, 01/20/31 (a)	325,000	252,296
2.55%, 03/21/31 (a)	925,000	762,456
2.36%, 03/15/32 (a)	950,000	754,516
ViacomCBS, Inc.
3.38%, 02/15/28 (a)	150,000	133,359
3.70%, 06/01/28 (a)	125,000	111,713
4.20%, 06/01/29 (a)	100,000	89,056
7.88%, 07/30/30	225,000	240,208
4.95%, 01/15/31 (a)	175,000	156,245
4.20%, 05/19/32 (a)	100,000	81,948
Vodafone Group PLC
4.38%, 05/30/28	200,000	196,893
7.88%, 02/15/30	125,000	140,961
Walt Disney Co.
2.00%, 09/01/29 (a)	450,000	378,179
3.80%, 03/22/30	325,000	302,959
2.65%, 01/13/31	500,000	427,774
Weibo Corp.
3.38%, 07/08/30 (a)	200,000	154,087
		28,401,176
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consumer Cyclical 7.3%
Advance Auto Parts, Inc.
3.90%, 04/15/30 (a)	150,000	132,137
3.50%, 03/15/32 (a)	50,000	41,037
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (a)	350,000	278,928
Amazon.com, Inc.
1.65%, 05/12/28 (a)	475,000	409,335
3.45%, 04/13/29 (a)	300,000	281,262
4.65%, 12/01/29 (a)	300,000	297,955
1.50%, 06/03/30 (a)	375,000	301,733
2.10%, 05/12/31 (a)	600,000	492,085
3.60%, 04/13/32 (a)	575,000	528,136
4.70%, 12/01/32 (a)	400,000	397,589
American Honda Finance Corp.
3.50%, 02/15/28	100,000	93,573
2.25%, 01/12/29	150,000	129,149
1.80%, 01/13/31	125,000	99,490
Aptiv PLC
4.35%, 03/15/29 (a)	50,000	47,203
3.25%, 03/01/32 (a)	200,000	164,688
AutoNation, Inc.
1.95%, 08/01/28 (a)	100,000	80,230
4.75%, 06/01/30 (a)	75,000	67,333
2.40%, 08/01/31 (a)	100,000	72,133
3.85%, 03/01/32 (a)	150,000	120,290
AutoZone, Inc.
3.75%, 04/18/29 (a)	125,000	115,984
4.00%, 04/15/30 (a)	150,000	139,190
1.65%, 01/15/31 (a)	125,000	97,042
4.75%, 08/01/32 (a)	125,000	121,613
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	50,000	48,282
1.95%, 10/01/30 (a)	150,000	118,726
Block Financial LLC
2.50%, 07/15/28 (a)	150,000	127,633
3.88%, 08/15/30 (a)	100,000	87,777
Booking Holdings, Inc.
3.55%, 03/15/28 (a)	75,000	70,049
4.63%, 04/13/30 (a)	350,000	339,330
CBRE Services, Inc.
2.50%, 04/01/31 (a)	100,000	79,396
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	105,000	91,588
3.70%, 01/15/31 (a)	75,000	64,032
Costco Wholesale Corp.
1.60%, 04/20/30 (a)	375,000	307,650
1.75%, 04/20/32 (a)	200,000	158,396
Cummins, Inc.
1.50%, 09/01/30 (a)	200,000	157,577
Daimler Finance North America LLC
8.50%, 01/18/31	300,000	371,072
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	175,000	137,361
Dollar General Corp.
4.13%, 05/01/28 (a)	50,000	47,735
3.50%, 04/03/30 (a)	225,000	202,158
5.00%, 11/01/32 (a)	175,000	172,592
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	275,000	264,021
2.65%, 12/01/31 (a)	150,000	121,443
See financial notes
Schwab Fixed-Income ETFs | Annual Report160

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
eBay, Inc.
2.70%, 03/11/30 (a)	275,000	234,218
2.60%, 05/10/31 (a)	175,000	144,177
Expedia Group, Inc.
3.80%, 02/15/28 (a)	200,000	183,866
3.25%, 02/15/30 (a)	225,000	191,370
2.95%, 03/15/31 (a)	100,000	80,702
General Motors Co.
5.00%, 10/01/28 (a)	150,000	144,410
5.40%, 10/15/29 (a)	300,000	287,308
5.60%, 10/15/32 (a)	250,000	233,536
General Motors Financial Co., Inc.
3.85%, 01/05/28 (a)	100,000	91,678
2.40%, 04/10/28 (a)	275,000	232,389
2.40%, 10/15/28 (a)	250,000	208,131
5.65%, 01/17/29 (a)	100,000	98,374
3.60%, 06/21/30 (a)	300,000	252,679
2.35%, 01/08/31 (a)	275,000	207,947
2.70%, 06/10/31 (a)	275,000	211,797
3.10%, 01/12/32 (a)	25,000	19,673
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	96,210
2.75%, 02/01/32 (a)	100,000	80,555
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	155,000	153,356
5.30%, 01/15/29 (a)	150,000	142,158
4.00%, 01/15/30 (a)	100,000	87,760
4.00%, 01/15/31 (a)	75,000	64,032
3.25%, 01/15/32 (a)	175,000	140,250
Home Depot, Inc.
0.90%, 03/15/28 (a)	100,000	83,093
1.50%, 09/15/28 (a)	200,000	170,189
3.90%, 12/06/28 (a)	250,000	241,147
2.95%, 06/15/29 (a)	369,000	334,132
2.70%, 04/15/30 (a)	300,000	262,246
1.38%, 03/15/31 (a)	300,000	232,768
1.88%, 09/15/31 (a)	200,000	160,102
3.25%, 04/15/32 (a)	300,000	266,925
4.50%, 09/15/32 (a)	125,000	122,631
Honda Motor Co., Ltd.
2.97%, 03/10/32 (a)	200,000	171,946
Hyatt Hotels Corp.
4.38%, 09/15/28 (a)	110,000	101,350
6.00%, 04/23/30 (a)	75,000	73,363
JD.com, Inc.
3.38%, 01/14/30 (a)	200,000	175,498
Lear Corp.
4.25%, 05/15/29 (a)	25,000	22,601
3.50%, 05/30/30 (a)	175,000	148,005
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	175,000	145,532
1.70%, 09/15/28 (a)	150,000	126,211
6.50%, 03/15/29	97,000	104,635
3.65%, 04/05/29 (a)	300,000	277,180
4.50%, 04/15/30 (a)	250,000	240,021
1.70%, 10/15/30 (a)	275,000	215,321
2.63%, 04/01/31 (a)	300,000	248,877
3.75%, 04/01/32 (a)	300,000	267,792
Magna International, Inc.
2.45%, 06/15/30 (a)	175,000	144,840
Marriott International, Inc.
4.00%, 04/15/28 (a)	75,000	70,021
4.65%, 12/01/28 (a)	75,000	72,141
4.63%, 06/15/30 (a)	225,000	210,631
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.85%, 04/15/31 (a)	150,000	121,823
3.50%, 10/15/32 (a)	225,000	187,665
McDonald's Corp.
3.80%, 04/01/28 (a)	250,000	239,630
2.63%, 09/01/29 (a)	350,000	307,502
2.13%, 03/01/30 (a)	100,000	83,685
3.60%, 07/01/30 (a)	100,000	91,862
4.60%, 09/09/32 (a)	125,000	122,582
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	50,000	41,032
2.50%, 01/15/31 (a)	100,000	72,257
NIKE, Inc.
2.85%, 03/27/30 (a)	300,000	268,187
NVR, Inc.
3.00%, 05/15/30 (a)	200,000	168,369
O'Reilly Automotive, Inc.
4.35%, 06/01/28 (a)	100,000	97,287
3.90%, 06/01/29 (a)	150,000	139,844
4.20%, 04/01/30 (a)	125,000	117,962
4.70%, 06/15/32 (a)	200,000	194,095
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	125,000	107,921
Ross Stores, Inc.
1.88%, 04/15/31 (a)	125,000	98,419
Starbucks Corp.
3.50%, 03/01/28 (a)	125,000	117,595
4.00%, 11/15/28 (a)	136,000	129,786
3.55%, 08/15/29 (a)	225,000	207,782
2.25%, 03/12/30 (a)	175,000	145,602
2.55%, 11/15/30 (a)	180,000	151,596
3.00%, 02/14/32 (a)	225,000	192,840
Tapestry, Inc.
3.05%, 03/15/32 (a)	125,000	97,594
Target Corp.
3.38%, 04/15/29 (a)	200,000	186,092
2.35%, 02/15/30 (a)	150,000	127,720
2.65%, 09/15/30 (a)	150,000	128,996
4.50%, 09/15/32 (a)	175,000	170,436
TJX Cos., Inc.
1.15%, 05/15/28 (a)	125,000	104,545
3.88%, 04/15/30 (a)	125,000	116,896
1.60%, 05/15/31 (a)	50,000	39,041
Toll Brothers Finance Corp.
4.35%, 02/15/28 (a)	150,000	137,196
3.80%, 11/01/29 (a)	25,000	21,433
Toyota Motor Corp.
3.67%, 07/20/28	100,000	95,058
2.76%, 07/02/29	100,000	88,897
Toyota Motor Credit Corp.
3.05%, 01/11/28	100,000	92,693
1.90%, 04/06/28	250,000	217,882
3.65%, 01/08/29	125,000	117,686
2.15%, 02/13/30	150,000	126,509
3.38%, 04/01/30	250,000	227,654
1.65%, 01/10/31	150,000	118,327
1.90%, 09/12/31	100,000	79,166
2.40%, 01/13/32	150,000	123,305
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	96,241
VF Corp.
2.95%, 04/23/30 (a)	150,000	125,012
See financial notes
161Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
VICI Properties LP
4.75%, 02/15/28 (a)	200,000	190,683
4.95%, 02/15/30 (a)	200,000	188,819
5.13%, 05/15/32 (a)	375,000	348,273
Walgreens Boots Alliance, Inc.
3.20%, 04/15/30 (a)	100,000	86,681
Walmart, Inc.
3.70%, 06/26/28 (a)	350,000	338,972
1.50%, 09/22/28 (a)	350,000	300,508
3.25%, 07/08/29 (a)	175,000	163,704
2.38%, 09/24/29 (a)	100,000	87,877
7.55%, 02/15/30	50,000	58,885
1.80%, 09/22/31 (a)	375,000	306,084
4.15%, 09/09/32 (a)	150,000	146,726
		24,011,621
Consumer Non-Cyclical 13.5%
Abbott Laboratories
1.15%, 01/30/28 (a)	75,000	63,857
1.40%, 06/30/30 (a)	200,000	159,381
AbbVie, Inc.
4.25%, 11/14/28 (a)	400,000	387,135
3.20%, 11/21/29 (a)	1,025,000	925,333
Adventist Health System
2.95%, 03/01/29 (a)	75,000	64,231
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	100,000	93,743
2.21%, 06/15/30 (a)	50,000	41,261
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	100,000	86,314
2.10%, 06/04/30 (a)	50,000	40,511
2.30%, 03/12/31 (a)	175,000	141,757
Ahold Finance USA LLC
6.88%, 05/01/29	100,000	104,496
Altria Group, Inc.
4.80%, 02/14/29 (a)	350,000	336,254
3.40%, 05/06/30 (a)	175,000	149,625
2.45%, 02/04/32 (a)	350,000	264,450
AmerisourceBergen Corp.
2.80%, 05/15/30 (a)	50,000	42,486
2.70%, 03/15/31 (a)	250,000	207,806
Amgen, Inc.
1.65%, 08/15/28 (a)	200,000	167,256
3.00%, 02/22/29 (a)	200,000	177,586
4.05%, 08/18/29 (a)	300,000	281,342
2.45%, 02/21/30 (a)	200,000	168,906
2.30%, 02/25/31 (a)	325,000	265,113
2.00%, 01/15/32 (a)	300,000	234,039
3.35%, 02/22/32 (a)	175,000	153,008
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	400,000	382,307
4.75%, 01/23/29 (a)	945,000	934,809
3.50%, 06/01/30 (a)	350,000	318,799
4.90%, 01/23/31 (a)	150,000	150,246
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	300,000	270,471
2.90%, 03/01/32 (a)	150,000	129,263
Ascension Health
2.53%, 11/15/29 (a)	150,000	128,944
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	350,000	301,019
2.25%, 05/28/31 (a)	50,000	41,709
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AstraZeneca PLC
4.00%, 01/17/29 (a)	200,000	192,505
1.38%, 08/06/30 (a)	250,000	197,991
Banner Health
2.34%, 01/01/30 (a)	50,000	41,843
1.90%, 01/01/31 (a)	75,000	59,400
BAT Capital Corp.
2.26%, 03/25/28 (a)	375,000	312,325
3.46%, 09/06/29 (a)	75,000	64,397
4.91%, 04/02/30 (a)	275,000	252,323
2.73%, 03/25/31 (a)	275,000	214,715
4.74%, 03/16/32 (a)	25,000	22,260
7.75%, 10/19/32 (a)	150,000	161,763
BAT International Finance PLC
4.45%, 03/16/28 (a)	250,000	231,893
Baxter International, Inc.
2.27%, 12/01/28 (a)	250,000	213,707
3.95%, 04/01/30 (a)	125,000	114,082
1.73%, 04/01/31 (a)	100,000	76,593
2.54%, 02/01/32 (a)(e)	300,000	239,404
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	75,000	58,974
Becton Dickinson & Co.
2.82%, 05/20/30 (a)	150,000	128,878
1.96%, 02/11/31 (a)	100,000	79,146
4.30%, 08/22/32 (a)	150,000	140,851
Biogen, Inc.
2.25%, 05/01/30 (a)	325,000	264,871
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32 (a)	175,000	150,237
Bon Secours Mercy Health, Inc.
4.30%, 07/01/28 (a)	50,000	47,617
3.46%, 06/01/30 (a)	100,000	89,299
2.10%, 06/01/31 (a)	50,000	39,077
Boston Scientific Corp.
4.00%, 03/01/28 (a)	100,000	97,019
2.65%, 06/01/30 (a)	225,000	193,367
Bristol-Myers Squibb Co.
3.90%, 02/20/28 (a)	325,000	314,150
3.40%, 07/26/29 (a)	400,000	371,939
1.45%, 11/13/30 (a)	175,000	138,330
2.95%, 03/15/32 (a)	400,000	349,213
Brunswick Corp.
2.40%, 08/18/31 (a)	225,000	165,818
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 (a)	225,000	185,167
Campbell Soup Co.
4.15%, 03/15/28 (a)	175,000	167,563
2.38%, 04/24/30 (a)	150,000	124,808
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	75,000	60,440
CHRISTUS Health
4.34%, 07/01/28 (a)	75,000	71,675
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	100,000	80,264
5.60%, 11/15/32 (a)	50,000	51,926
Cigna Corp.
4.38%, 10/15/28 (a)	775,000	748,661
2.40%, 03/15/30 (a)	300,000	251,716
2.38%, 03/15/31 (a)	275,000	225,388
Clorox Co.
4.40%, 05/01/29 (a)	150,000	144,935
1.80%, 05/15/30 (a)	100,000	79,719
4.60%, 05/01/32 (a)	175,000	168,484
See financial notes
Schwab Fixed-Income ETFs | Annual Report162

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Coca-Cola Co.
1.50%, 03/05/28	150,000	129,599
1.00%, 03/15/28	300,000	251,622
2.13%, 09/06/29	175,000	149,941
3.45%, 03/25/30	250,000	232,588
1.65%, 06/01/30	325,000	266,004
2.00%, 03/05/31	175,000	144,648
1.38%, 03/15/31	225,000	176,279
2.25%, 01/05/32	400,000	335,380
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	350,000	305,096
Colgate-Palmolive Co.
3.25%, 08/15/32 (a)	125,000	113,154
CommonSpirit Health
3.35%, 10/01/29 (a)	145,000	126,048
2.78%, 10/01/30 (a)	175,000	144,142
Conagra Brands, Inc.
7.00%, 10/01/28	100,000	106,878
4.85%, 11/01/28 (a)	200,000	194,964
8.25%, 09/15/30	75,000	85,467
Constellation Brands, Inc.
3.60%, 02/15/28 (a)	150,000	138,951
4.65%, 11/15/28 (a)	125,000	121,034
3.15%, 08/01/29 (a)	75,000	65,838
2.88%, 05/01/30 (a)	125,000	106,494
2.25%, 08/01/31 (a)	200,000	158,955
4.75%, 05/09/32 (a)	150,000	144,168
CVS Health Corp.
4.30%, 03/25/28 (a)	957,000	926,277
3.25%, 08/15/29 (a)	300,000	268,916
3.75%, 04/01/30 (a)	400,000	363,591
1.75%, 08/21/30 (a)	325,000	255,905
1.88%, 02/28/31 (a)	150,000	117,724
2.13%, 09/15/31 (a)	200,000	158,819
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	150,000	124,469
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	175,000	153,433
Diageo Capital PLC
3.88%, 05/18/28 (a)	200,000	190,953
2.00%, 04/29/30 (a)	425,000	350,726
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	125,000	119,864
Eli Lilly & Co.
3.38%, 03/15/29 (a)	200,000	187,682
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	200,000	172,162
2.60%, 04/15/30 (a)	150,000	129,383
1.95%, 03/15/31 (a)	75,000	60,748
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	100,000	80,608
GE HealthCare Technologies, Inc.
5.86%, 03/15/30 (a)(d)	300,000	307,963
5.91%, 11/22/32 (a)(d)	300,000	311,916
General Mills, Inc.
4.20%, 04/17/28 (a)	275,000	266,184
2.88%, 04/15/30 (a)	125,000	108,411
2.25%, 10/14/31 (a)	100,000	80,364
Gilead Sciences, Inc.
1.65%, 10/01/30 (a)	225,000	178,816
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	200,000	184,894
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	375,000	360,730
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GSK Consumer Healthcare Capital US LLC
3.63%, 03/24/32 (a)	450,000	396,960
Hasbro, Inc.
3.90%, 11/19/29 (a)	200,000	178,133
HCA, Inc.
5.63%, 09/01/28 (a)	400,000	398,640
3.38%, 03/15/29 (a)(d)	150,000	131,871
4.13%, 06/15/29 (a)	400,000	366,136
3.50%, 09/01/30 (a)	600,000	517,210
2.38%, 07/15/31 (a)	225,000	175,187
3.63%, 03/15/32 (a)(d)	375,000	317,677
Hershey Co.
1.70%, 06/01/30 (a)	75,000	60,328
Hormel Foods Corp.
1.70%, 06/03/28 (a)	150,000	129,949
1.80%, 06/11/30 (a)	200,000	163,461
Illumina, Inc.
2.55%, 03/23/31 (a)	125,000	100,422
Ingredion, Inc.
2.90%, 06/01/30 (a)	125,000	106,135
JBS USA LUX S.A.
5.13%, 02/01/28 (a)(d)	250,000	237,616
3.63%, 01/15/32 (a)(d)	350,000	286,162
3.00%, 05/15/32 (a)(d)	300,000	230,728
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.75%, 12/01/31 (a)(d)	150,000	122,547
JM Smucker Co.
2.38%, 03/15/30 (a)	150,000	124,452
2.13%, 03/15/32 (a)	100,000	77,831
Johnson & Johnson
2.90%, 01/15/28 (a)	300,000	279,829
6.95%, 09/01/29	87,000	103,015
1.30%, 09/01/30 (a)	350,000	282,801
Kellogg Co.
4.30%, 05/15/28 (a)	75,000	73,032
2.10%, 06/01/30 (a)	100,000	81,215
7.45%, 04/01/31	150,000	171,140
Keurig Dr Pepper, Inc.
4.60%, 05/25/28 (a)	225,000	220,770
3.95%, 04/15/29 (a)	50,000	46,518
3.20%, 05/01/30 (a)	200,000	174,469
2.25%, 03/15/31 (a)	75,000	60,473
4.05%, 04/15/32 (a)	350,000	319,212
Kimberly-Clark Corp.
3.95%, 11/01/28 (a)	100,000	96,568
3.20%, 04/25/29 (a)	135,000	123,244
3.10%, 03/26/30 (a)	150,000	134,989
2.00%, 11/02/31 (a)	150,000	120,891
Kraft Heinz Foods Co.
4.63%, 01/30/29 (a)	75,000	74,348
3.75%, 04/01/30 (a)	150,000	137,096
4.25%, 03/01/31 (a)	100,000	93,578
6.75%, 03/15/32	50,000	54,486
Kroger Co.
4.50%, 01/15/29 (a)	125,000	120,788
2.20%, 05/01/30 (a)	100,000	81,107
1.70%, 01/15/31 (a)	175,000	135,192
7.50%, 04/01/31	50,000	56,536
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (a)	200,000	172,313
2.70%, 06/01/31 (a)	50,000	41,573
McCormick & Co., Inc.
2.50%, 04/15/30 (a)	100,000	83,600
1.85%, 02/15/31 (a)	100,000	77,524
See financial notes
163Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
McKesson Corp.
3.95%, 02/16/28 (a)	75,000	71,061
Merck & Co., Inc.
1.90%, 12/10/28 (a)	200,000	172,298
3.40%, 03/07/29 (a)	350,000	326,360
1.45%, 06/24/30 (a)	250,000	199,886
2.15%, 12/10/31 (a)	400,000	327,031
Mondelez International, Inc.
2.75%, 04/13/30 (a)	175,000	151,036
1.50%, 02/04/31 (a)	250,000	192,687
3.00%, 03/17/32 (a)	175,000	149,469
Mylan, Inc.
4.55%, 04/15/28 (a)	175,000	162,231
Novartis Capital Corp.
2.20%, 08/14/30 (a)	325,000	276,536
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	75,000	54,410
OhioHealth Corp.
2.30%, 11/15/31 (a)	75,000	60,284
PepsiCo, Inc.
3.60%, 02/18/28 (a)	100,000	96,113
7.00%, 03/01/29	100,000	112,714
2.63%, 07/29/29 (a)	200,000	176,889
2.75%, 03/19/30 (a)	275,000	243,618
1.63%, 05/01/30 (a)	225,000	183,752
1.40%, 02/25/31 (a)	150,000	118,322
1.95%, 10/21/31 (a)	275,000	222,213
3.90%, 07/18/32 (a)	275,000	260,339
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	200,000	174,539
2.55%, 03/15/31 (a)	100,000	80,958
2.25%, 09/15/31 (a)	150,000	117,688
Pfizer, Inc.
3.60%, 09/15/28 (a)	200,000	191,880
3.45%, 03/15/29 (a)	350,000	330,140
2.63%, 04/01/30 (a)	250,000	219,706
1.70%, 05/28/30 (a)	200,000	164,765
1.75%, 08/18/31 (a)	200,000	161,106
Pharmacia LLC
6.60%, 12/01/28	150,000	165,382
Philip Morris International, Inc.
3.13%, 03/02/28 (a)(e)	150,000	136,661
3.38%, 08/15/29 (a)	125,000	112,868
2.10%, 05/01/30 (a)	325,000	263,740
1.75%, 11/01/30 (a)	125,000	98,036
5.75%, 11/17/32 (a)	400,000	409,824
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	75,000	57,892
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)(d)	200,000	170,402
3.50%, 03/01/32 (a)(d)	150,000	117,451
Procter & Gamble Co.
3.00%, 03/25/30	325,000	296,763
1.20%, 10/29/30	275,000	216,308
1.95%, 04/23/31	175,000	146,579
2.30%, 02/01/32	175,000	147,436
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	150,000	126,638
Quest Diagnostics, Inc.
4.20%, 06/30/29 (a)	100,000	95,720
2.95%, 06/30/30 (a)	150,000	130,021
2.80%, 06/30/31 (a)	100,000	83,948
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	275,000	213,336
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Royalty Pharma PLC
2.20%, 09/02/30 (a)	250,000	195,872
2.15%, 09/02/31 (a)	100,000	75,698
Rush Obligated Group
3.92%, 11/15/29 (a)	75,000	68,026
Sanofi
3.63%, 06/19/28 (a)	225,000	215,166
Smith & Nephew PLC
2.03%, 10/14/30 (a)	225,000	177,104
Stanford Health Care
3.31%, 08/15/30 (a)	75,000	66,996
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	150,000	122,114
Stryker Corp.
3.65%, 03/07/28 (a)	175,000	166,493
1.95%, 06/15/30 (a)	125,000	101,877
Sutter Health
3.70%, 08/15/28 (a)	50,000	46,004
2.29%, 08/15/30 (a)	175,000	141,671
Sysco Corp.
2.40%, 02/15/30 (a)	90,000	75,024
5.95%, 04/01/30 (a)	175,000	181,773
2.45%, 12/14/31 (a)	150,000	120,642
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28 (a)	225,000	223,534
2.05%, 03/31/30 (a)	500,000	408,912
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28 (a)	125,000	106,139
2.60%, 10/01/29 (a)	100,000	88,270
2.00%, 10/15/31 (a)	300,000	243,081
4.95%, 11/21/32 (a)	100,000	101,888
Tyson Foods, Inc.
4.35%, 03/01/29 (a)	200,000	191,414
Unilever Capital Corp.
3.50%, 03/22/28 (a)	300,000	283,223
2.13%, 09/06/29 (a)	200,000	169,528
1.38%, 09/14/30 (a)	100,000	78,228
1.75%, 08/12/31 (a)	250,000	197,601
5.90%, 11/15/32	100,000	108,305
Universal Health Services, Inc.
2.65%, 10/15/30 (a)	200,000	159,638
2.65%, 01/15/32 (a)	100,000	76,619
Viatris, Inc.
2.70%, 06/22/30 (a)	300,000	235,521
Whirlpool Corp.
4.75%, 02/26/29 (a)	140,000	136,460
2.40%, 05/15/31 (a)	150,000	118,805
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31 (a)	175,000	141,811
Zoetis, Inc.
3.90%, 08/20/28 (a)	200,000	190,513
2.00%, 05/15/30 (a)	100,000	81,416
5.60%, 11/16/32 (a)	100,000	103,890
		44,280,022
Energy 6.1%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29 (a)	100,000	88,344
4.49%, 05/01/30 (a)	125,000	119,562
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	50,000	47,149
3.40%, 02/15/31 (a)	225,000	189,014
3.60%, 09/01/32 (a)	50,000	41,586
See financial notes
Schwab Fixed-Income ETFs | Annual Report164

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BP Capital Markets America, Inc.
3.94%, 09/21/28 (a)	200,000	191,438
4.23%, 11/06/28 (a)	400,000	387,884
3.63%, 04/06/30 (a)	250,000	229,736
1.75%, 08/10/30 (a)	200,000	159,824
2.72%, 01/12/32 (a)	400,000	335,197
BP Capital Markets PLC
3.72%, 11/28/28 (a)	150,000	142,277
Burlington Resources LLC
7.20%, 08/15/31	100,000	113,877
7.40%, 12/01/31	25,000	28,812
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (a)	175,000	147,875
7.20%, 01/15/32	25,000	27,144
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	125,000	99,903
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (a)	300,000	272,320
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	350,000	315,737
4.00%, 03/01/31 (a)	300,000	257,907
3.25%, 01/31/32 (a)	200,000	160,125
Chevron Corp.
2.24%, 05/11/30 (a)	300,000	257,313
Chevron USA, Inc.
3.85%, 01/15/28 (a)	75,000	72,518
3.25%, 10/15/29 (a)	100,000	91,905
Conoco Funding Co.
7.25%, 10/15/31	125,000	142,916
ConocoPhillips Co.
6.95%, 04/15/29	250,000	277,035
Continental Resources, Inc.
4.38%, 01/15/28 (a)	225,000	205,095
Coterra Energy, Inc.
4.38%, 03/15/29 (a)	145,000	136,662
DCP Midstream Operating LP
5.13%, 05/15/29 (a)	100,000	96,676
8.13%, 08/16/30	50,000	56,054
3.25%, 02/15/32 (a)	75,000	61,942
Devon Energy Corp.
5.88%, 06/15/28 (a)(d)	54,000	54,823
4.50%, 01/15/30 (a)	180,000	168,290
7.88%, 09/30/31	100,000	113,796
7.95%, 04/15/32	75,000	85,999
Diamondback Energy, Inc.
3.50%, 12/01/29 (a)	225,000	197,927
3.13%, 03/24/31 (a)	150,000	124,744
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	100,000	86,856
Enable Midstream Partners LP
4.95%, 05/15/28 (a)	250,000	240,542
4.15%, 09/15/29 (a)	35,000	31,649
Enbridge, Inc.
3.13%, 11/15/29 (a)	225,000	196,608
Energy Transfer LP
4.95%, 06/15/28 (a)	175,000	169,456
5.25%, 04/15/29 (a)	325,000	315,316
3.75%, 05/15/30 (a)	325,000	286,923
Enterprise Products Operating LLC
4.15%, 10/16/28 (a)	200,000	189,594
3.13%, 07/31/29 (a)	235,000	207,168
2.80%, 01/31/30 (a)	325,000	277,189
5.38%, 02/15/78 (a)(b)	100,000	77,827
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
EOG Resources, Inc.
4.38%, 04/15/30 (a)	100,000	96,967
EQT Corp.
5.70%, 04/01/28 (a)	100,000	99,575
5.00%, 01/15/29 (a)	100,000	94,217
7.50%, 02/01/30 (a)(f)	125,000	129,731
Exxon Mobil Corp.
2.44%, 08/16/29 (a)	275,000	241,036
3.48%, 03/19/30 (a)	500,000	466,633
2.61%, 10/15/30 (a)	275,000	240,489
Halliburton Co.
2.92%, 03/01/30 (a)	225,000	193,601
Helmerich and Payne, Inc.
2.90%, 09/29/31 (a)	125,000	101,538
Hess Corp.
7.88%, 10/01/29	125,000	139,504
7.30%, 08/15/31	100,000	109,077
HF Sinclair Corp.
4.50%, 10/01/30 (a)	75,000	65,951
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	50,000	54,734
7.75%, 03/15/32	125,000	139,053
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	225,000	215,968
2.00%, 02/15/31 (a)	150,000	116,593
7.80%, 08/01/31	100,000	111,862
7.75%, 01/15/32	200,000	225,466
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	100,000	87,451
Marathon Oil Corp.
6.80%, 03/15/32	125,000	128,980
Marathon Petroleum Corp.
3.80%, 04/01/28 (a)	105,000	97,260
MPLX LP
4.00%, 03/15/28 (a)	300,000	279,982
4.80%, 02/15/29 (a)	125,000	119,796
2.65%, 08/15/30 (a)	250,000	203,229
4.95%, 09/01/32 (a)	225,000	211,444
National Fuel Gas Co.
4.75%, 09/01/28 (a)	50,000	47,580
2.95%, 03/01/31 (a)	125,000	98,545
NOV, Inc.
3.60%, 12/01/29 (a)	110,000	96,961
ONEOK, Inc.
4.55%, 07/15/28 (a)	175,000	165,747
4.35%, 03/15/29 (a)	250,000	232,325
3.40%, 09/01/29 (a)	125,000	108,248
3.10%, 03/15/30 (a)	225,000	189,237
6.35%, 01/15/31 (a)	105,000	107,351
Ovintiv, Inc.
8.13%, 09/15/30	100,000	110,297
7.20%, 11/01/31	100,000	105,576
7.38%, 11/01/31	50,000	53,798
Phillips 66
3.90%, 03/15/28 (a)	150,000	141,980
2.15%, 12/15/30 (a)	150,000	120,198
Phillips 66 Partners LP
3.75%, 03/01/28 (a)	75,000	69,317
3.15%, 12/15/29 (a)(d)	125,000	109,413
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	300,000	236,038
2.15%, 01/15/31 (a)	150,000	119,116
See financial notes
165Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	175,000	152,234
3.80%, 09/15/30 (a)	200,000	174,331
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	350,000	329,490
4.50%, 05/15/30 (a)	350,000	325,577
Schlumberger Investment S.A.
2.65%, 06/26/30 (a)	175,000	150,362
Shell International Finance BV
3.88%, 11/13/28 (a)	300,000	289,157
2.38%, 11/07/29 (a)	265,000	229,495
2.75%, 04/06/30 (a)	400,000	352,064
Suncor Energy, Inc.
7.15%, 02/01/32	100,000	107,777
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	175,000	167,352
6.88%, 01/15/29 (a)	100,000	101,174
5.50%, 03/01/30 (a)	250,000	236,070
4.88%, 02/01/31 (a)	150,000	135,664
4.00%, 01/15/32 (a)	200,000	168,331
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	125,000	133,751
Texas Eastern Transmission LP
7.00%, 07/15/32	100,000	110,584
Tosco Corp.
8.13%, 02/15/30	150,000	175,881
TotalEnergies Capital International S.A.
3.46%, 02/19/29 (a)	300,000	278,921
2.83%, 01/10/30 (a)	225,000	199,113
TotalEnergies Capital S.A.
3.88%, 10/11/28	200,000	193,624
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	325,000	308,944
4.10%, 04/15/30 (a)	250,000	229,381
2.50%, 10/12/31 (a)	175,000	139,415
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	175,000	164,817
3.25%, 05/15/30 (a)	100,000	87,046
Valero Energy Corp.
4.35%, 06/01/28 (a)	150,000	145,024
4.00%, 04/01/29 (a)	75,000	70,726
2.80%, 12/01/31 (a)	75,000	61,318
7.50%, 04/15/32	150,000	169,210
Valero Energy Partners LP
4.50%, 03/15/28 (a)	100,000	97,218
Williams Cos., Inc.
3.50%, 11/15/30 (a)	150,000	131,665
2.60%, 03/15/31 (a)	350,000	284,392
8.75%, 03/15/32	100,000	119,341
4.65%, 08/15/32 (a)	250,000	233,964
		19,913,811
Industrial Other 0.2%
Cintas Corp. No. 2
4.00%, 05/01/32 (a)	125,000	117,721
Emory University
2.14%, 09/01/30 (a)	100,000	82,725
Quanta Services, Inc.
2.90%, 10/01/30 (a)	225,000	186,015
2.35%, 01/15/32 (a)	150,000	114,321
Yale University
1.48%, 04/15/30 (a)	100,000	80,182
		580,964
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Technology 9.8%
Adobe, Inc.
2.30%, 02/01/30 (a)	275,000	234,907
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	100,000	93,313
Alphabet, Inc.
1.10%, 08/15/30 (a)	425,000	334,444
Amdocs Ltd.
2.54%, 06/15/30 (a)	125,000	101,847
Analog Devices, Inc.
1.70%, 10/01/28 (a)	150,000	127,293
2.10%, 10/01/31 (a)	225,000	182,255
Apple Inc.
1.20%, 02/08/28 (a)	450,000	382,556
1.40%, 08/05/28 (a)	525,000	445,442
3.25%, 08/08/29 (a)	200,000	185,588
2.20%, 09/11/29 (a)	400,000	346,003
1.65%, 05/11/30 (a)	400,000	328,255
1.25%, 08/20/30 (a)	300,000	236,544
1.65%, 02/08/31 (a)	625,000	503,838
3.35%, 08/08/32 (a)	300,000	272,803
Applied Materials, Inc.
1.75%, 06/01/30 (a)	100,000	81,643
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	175,000	159,576
2.95%, 02/15/32 (a)	50,000	39,544
Autodesk, Inc.
2.85%, 01/15/30 (a)	135,000	116,260
2.40%, 12/15/31 (a)	175,000	140,453
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	150,000	130,433
1.25%, 09/01/30 (a)	175,000	136,809
Avnet, Inc.
3.00%, 05/15/31 (a)	50,000	38,807
5.50%, 06/01/32 (a)	75,000	69,340
Baidu, Inc.
3.43%, 04/07/30 (a)	200,000	173,995
2.38%, 10/09/30 (a)	200,000	159,388
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (a)	200,000	182,567
Broadcom, Inc.
1.95%, 02/15/28 (a)(d)	100,000	84,656
4.11%, 09/15/28 (a)	350,000	326,914
4.00%, 04/15/29 (a)(d)	200,000	182,102
4.75%, 04/15/29 (a)	360,000	343,827
5.00%, 04/15/30 (a)	150,000	142,327
4.15%, 11/15/30 (a)	365,000	327,674
2.45%, 02/15/31 (a)(d)	450,000	354,933
4.15%, 04/15/32 (a)(d)	250,000	220,143
4.30%, 11/15/32 (a)	300,000	265,295
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	150,000	127,198
2.60%, 05/01/31 (a)	225,000	183,661
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28 (a)	200,000	184,334
3.28%, 12/01/28 (a)	150,000	128,918
3.25%, 02/15/29 (a)	100,000	85,399
3.57%, 12/01/31 (a)	125,000	103,439
CGI, Inc.
2.30%, 09/14/31 (a)	100,000	75,837
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (a)	380,000	371,685
6.20%, 07/15/30 (a)	100,000	102,054
See financial notes
Schwab Fixed-Income ETFs | Annual Report166

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dell, Inc.
7.10%, 04/15/28	100,000	107,566
DXC Technology Co.
2.38%, 09/15/28 (a)	150,000	126,398
Equifax, Inc.
3.10%, 05/15/30 (a)	150,000	126,616
2.35%, 09/15/31 (a)	175,000	136,006
Equinix, Inc.
1.55%, 03/15/28 (a)	100,000	82,905
2.00%, 05/15/28 (a)	50,000	42,249
3.20%, 11/18/29 (a)	150,000	130,828
2.15%, 07/15/30 (a)	200,000	159,771
2.50%, 05/15/31 (a)	300,000	241,108
3.90%, 04/15/32 (a)	350,000	310,599
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	125,000	105,736
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	150,000	124,966
3.75%, 05/21/29 (a)	225,000	205,692
2.25%, 03/01/31 (a)	250,000	196,996
5.10%, 07/15/32 (a)	75,000	72,448
Fiserv, Inc.
4.20%, 10/01/28 (a)	175,000	165,854
3.50%, 07/01/29 (a)	700,000	631,333
2.65%, 06/01/30 (a)	150,000	126,034
Flex Ltd.
4.88%, 06/15/29 (a)	150,000	141,442
4.88%, 05/12/30 (a)	150,000	140,717
Fortinet, Inc.
2.20%, 03/15/31 (a)	125,000	96,452
Global Payments, Inc.
4.45%, 06/01/28 (a)	100,000	93,184
3.20%, 08/15/29 (a)	280,000	239,484
2.90%, 05/15/30 (a)	225,000	184,957
2.90%, 11/15/31 (a)	200,000	158,203
5.40%, 08/15/32 (a)	175,000	167,115
HP, Inc.
4.75%, 01/15/28 (a)	25,000	24,315
4.00%, 04/15/29 (a)	225,000	206,240
3.40%, 06/17/30 (a)	250,000	212,062
2.65%, 06/17/31 (a)	275,000	214,728
4.20%, 04/15/32 (a)	150,000	129,013
Intel Corp.
1.60%, 08/12/28 (a)	150,000	127,598
4.00%, 08/05/29 (a)	150,000	143,216
2.45%, 11/15/29 (a)	400,000	343,527
3.90%, 03/25/30 (a)	275,000	258,233
2.00%, 08/12/31 (a)	300,000	238,410
4.15%, 08/05/32 (a)	375,000	351,056
International Business Machines Corp.
6.50%, 01/15/28	135,000	145,031
3.50%, 05/15/29	750,000	689,783
1.95%, 05/15/30 (a)	300,000	244,797
2.72%, 02/09/32 (a)	100,000	84,017
4.40%, 07/27/32 (a)	100,000	95,466
Intuit, Inc.
1.65%, 07/15/30 (a)	100,000	80,622
Jabil, Inc.
3.95%, 01/12/28 (a)	100,000	93,334
3.60%, 01/15/30 (a)	85,000	74,743
3.00%, 01/15/31 (a)	150,000	124,552
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	125,000	111,601
2.00%, 12/10/30 (a)	75,000	57,232
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Keysight Technologies, Inc.
3.00%, 10/30/29 (a)	125,000	108,671
KLA Corp.
4.10%, 03/15/29 (a)	225,000	217,862
4.65%, 07/15/32 (a)	150,000	147,208
Kyndryl Holdings, Inc.
2.70%, 10/15/28 (a)	125,000	94,295
3.15%, 10/15/31 (a)	125,000	84,001
Lam Research Corp.
4.00%, 03/15/29 (a)	150,000	142,974
1.90%, 06/15/30 (a)	225,000	183,434
Leidos, Inc.
4.38%, 05/15/30 (a)	250,000	226,048
2.30%, 02/15/31 (a)	125,000	95,938
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	125,000	105,413
4.88%, 06/22/28 (a)	100,000	95,241
2.95%, 04/15/31 (a)	200,000	160,989
Mastercard, Inc.
3.50%, 02/26/28 (a)	50,000	47,561
2.95%, 06/01/29 (a)	225,000	203,630
3.35%, 03/26/30 (a)	325,000	298,148
1.90%, 03/15/31 (a)	100,000	81,368
2.00%, 11/18/31 (a)	150,000	121,076
Micron Technology, Inc.
5.33%, 02/06/29 (a)	125,000	120,125
6.75%, 11/01/29 (a)	100,000	101,839
4.66%, 02/15/30 (a)	225,000	204,300
2.70%, 04/15/32 (a)	225,000	169,011
Moody's Corp.
3.25%, 01/15/28 (a)	125,000	115,684
4.25%, 02/01/29 (a)	50,000	48,017
2.00%, 08/19/31 (a)	100,000	79,439
4.25%, 08/08/32 (a)	100,000	93,801
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	250,000	242,997
4.60%, 05/23/29 (a)	125,000	118,981
2.30%, 11/15/30 (a)	200,000	157,077
2.75%, 05/24/31 (a)	200,000	159,939
5.60%, 06/01/32 (a)	100,000	97,760
NetApp, Inc.
2.70%, 06/22/30 (a)	150,000	123,349
NVIDIA Corp.
1.55%, 06/15/28 (a)	250,000	213,936
2.85%, 04/01/30 (a)	300,000	262,442
2.00%, 06/15/31 (a)	175,000	140,712
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)	125,000	125,529
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/29 (a)	100,000	92,776
3.40%, 05/01/30 (a)	275,000	237,819
2.50%, 05/11/31 (a)	200,000	158,705
2.65%, 02/15/32 (a)	200,000	156,746
Oracle Corp.
2.30%, 03/25/28 (a)	400,000	347,253
6.15%, 11/09/29 (a)	200,000	208,103
2.95%, 04/01/30 (a)	550,000	470,185
3.25%, 05/15/30 (a)	150,000	130,372
2.88%, 03/25/31 (a)	650,000	539,894
6.25%, 11/09/32 (a)	525,000	551,929
PayPal Holdings, Inc.
2.85%, 10/01/29 (a)	225,000	196,306
2.30%, 06/01/30 (a)	325,000	267,068
4.40%, 06/01/32 (a)	175,000	165,231
See financial notes
167Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Qorvo, Inc.
4.38%, 10/15/29 (a)	200,000	176,996
QUALCOMM, Inc.
1.30%, 05/20/28 (a)	200,000	169,683
2.15%, 05/20/30 (a)	175,000	148,042
1.65%, 05/20/32 (a)	250,000	193,210
4.25%, 05/20/32 (a)	125,000	120,727
RELX Capital, Inc.
4.00%, 03/18/29 (a)	260,000	241,428
3.00%, 05/22/30 (a)	100,000	85,411
4.75%, 05/20/32 (a)	100,000	96,206
S&P Global, Inc.
4.75%, 08/01/28 (a)(d)	200,000	197,925
2.70%, 03/01/29 (a)(d)	250,000	220,295
4.25%, 05/01/29 (a)(d)	200,000	191,187
2.50%, 12/01/29 (a)	100,000	85,702
2.90%, 03/01/32 (a)(d)	325,000	277,642
Salesforce, Inc.
3.70%, 04/11/28 (a)	300,000	288,560
1.50%, 07/15/28 (a)	125,000	106,932
1.95%, 07/15/31 (a)	325,000	260,545
ServiceNow, Inc.
1.40%, 09/01/30 (a)	325,000	248,515
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	125,000	98,185
TD SYNNEX Corp.
2.38%, 08/09/28 (a)	125,000	101,584
2.65%, 08/09/31 (a)	125,000	94,825
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	125,000	101,368
Texas Instruments, Inc.
2.25%, 09/04/29 (a)	150,000	130,004
1.75%, 05/04/30 (a)	75,000	61,858
1.90%, 09/15/31 (a)	150,000	121,685
3.65%, 08/16/32 (a)	150,000	139,137
Trimble, Inc.
4.90%, 06/15/28 (a)	125,000	120,288
TSMC Arizona Corp.
2.50%, 10/25/31 (a)	275,000	226,424
4.25%, 04/22/32 (a)	250,000	241,185
Tyco Electronics Group S.A.
2.50%, 02/04/32 (a)	100,000	82,647
VeriSign, Inc.
2.70%, 06/15/31 (a)	175,000	143,587
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	125,000	116,928
Visa, Inc.
2.05%, 04/15/30 (a)	200,000	169,675
1.10%, 02/15/31 (a)	200,000	154,083
VMware, Inc.
1.80%, 08/15/28 (a)	150,000	122,680
4.70%, 05/15/30 (a)	200,000	186,697
2.20%, 08/15/31 (a)	275,000	209,071
Western Digital Corp.
2.85%, 02/01/29 (a)	100,000	77,589
3.10%, 02/01/32 (a)	125,000	90,244
Western Union Co.
2.75%, 03/15/31 (a)	75,000	56,917
Workday, Inc.
3.70%, 04/01/29 (a)	250,000	229,616
3.80%, 04/01/32 (a)	175,000	154,673
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Xilinx, Inc.
2.38%, 06/01/30 (a)	175,000	147,511
		32,177,183
Transportation 1.7%
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 01/15/28	142,876	127,979
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	89,938	78,575
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 10/15/28	72,215	63,582
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 02/15/29	91,719	82,006
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 10/15/29	18,911	16,484
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 02/15/32	86,443	72,367
Canadian National Railway Co.
6.90%, 07/15/28	160,000	176,895
3.85%, 08/05/32 (a)	100,000	93,005
Canadian Pacific Railway Co.
4.00%, 06/01/28 (a)	100,000	95,748
2.05%, 03/05/30 (a)	125,000	102,526
7.13%, 10/15/31	50,000	55,652
2.45%, 12/02/31 (a)	300,000	249,844
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	130,000	123,021
CSX Corp.
3.80%, 03/01/28 (a)	200,000	191,065
4.25%, 03/15/29 (a)	200,000	192,396
4.10%, 11/15/32 (a)	200,000	187,679
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/28	148,840	127,692
FedEx Corp.
3.40%, 02/15/28 (a)	75,000	69,467
4.20%, 10/17/28 (a)	100,000	95,333
3.10%, 08/05/29 (a)	170,000	149,801
4.25%, 05/15/30 (a)	150,000	141,529
2.40%, 05/15/31 (a)	175,000	141,579
GXO Logistics, Inc.
2.65%, 07/15/31 (a)	100,000	74,169
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/32	86,588	71,409
JetBlue 2020-1 Class A Pass-Through Trust
Series 1A 4.00%, 11/15/32	86,913	77,253
Kansas City Southern
2.88%, 11/15/29 (a)	100,000	86,577
Kirby Corp.
4.20%, 03/01/28 (a)	105,000	96,042
Norfolk Southern Corp.
3.80%, 08/01/28 (a)	175,000	167,094
2.55%, 11/01/29 (a)	125,000	107,339
2.30%, 05/15/31 (a)	75,000	61,835
3.00%, 03/15/32 (a)	75,000	64,287
Southwest Airlines Co.
2.63%, 02/10/30 (a)	110,000	91,413
Spirit Airlines Pass-Through Trust 2015-1A
4.10%, 04/01/28	30,576	26,830
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	150,000	115,932
See financial notes
Schwab Fixed-Income ETFs | Annual Report168

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Union Pacific Corp.
3.95%, 09/10/28 (a)	200,000	192,482
6.63%, 02/01/29	75,000	82,075
3.70%, 03/01/29 (a)	100,000	94,482
2.40%, 02/05/30 (a)	75,000	64,283
2.38%, 05/20/31 (a)	300,000	252,450
2.80%, 02/14/32 (a)	275,000	236,955
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	220,851	196,902
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	183,923	157,349
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	101,139	87,270
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/31	38,660	34,295
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/32	44,226	35,818
United Parcel Service, Inc.
3.40%, 03/15/29 (a)	125,000	116,456
2.50%, 09/01/29 (a)	125,000	108,977
4.45%, 04/01/30 (a)	100,000	98,598
		5,432,797
		182,025,665

Utility 7.5%
Electric 6.7%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	93,849
2.10%, 07/01/30 (a)	150,000	121,705
4.70%, 05/15/32 (a)	125,000	120,132
AES Corp.
2.45%, 01/15/31 (a)	225,000	178,964
Alabama Power Co.
1.45%, 09/15/30 (a)	100,000	78,039
3.05%, 03/15/32 (a)	125,000	108,059
3.94%, 09/01/32 (a)	100,000	91,890
Ameren Corp.
1.75%, 03/15/28 (a)	150,000	127,518
3.50%, 01/15/31 (a)	200,000	177,010
Ameren Illinois Co.
3.80%, 05/15/28 (a)	35,000	33,383
1.55%, 11/15/30 (a)	100,000	78,854
American Electric Power Co., Inc.
4.30%, 12/01/28 (a)	125,000	119,556
2.30%, 03/01/30 (a)	150,000	123,054
5.95%, 11/01/32 (a)	75,000	78,539
Appalachian Power Co.
2.70%, 04/01/31 (a)	75,000	61,828
4.50%, 08/01/32 (a)	125,000	117,189
Arizona Public Service Co.
2.60%, 08/15/29 (a)	125,000	104,877
2.20%, 12/15/31 (a)	125,000	95,561
Atlantic City Electric Co.
2.30%, 03/15/31 (a)	100,000	81,491
Avangrid, Inc.
3.80%, 06/01/29 (a)	150,000	136,509
Baltimore Gas and Electric Co.
2.25%, 06/15/31 (a)	125,000	101,619
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	125,000	115,982
3.70%, 07/15/30 (a)	200,000	183,549
1.65%, 05/15/31 (a)	125,000	96,914
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Black Hills Corp.
3.05%, 10/15/29 (a)	75,000	63,949
2.50%, 06/15/30 (a)	100,000	80,683
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31 (a)	75,000	62,546
4.45%, 10/01/32 (a)	100,000	96,830
CenterPoint Energy, Inc.
4.25%, 11/01/28 (a)	20,000	18,880
2.95%, 03/01/30 (a)	105,000	90,413
2.65%, 06/01/31 (a)	150,000	123,925
CMS Energy Corp.
4.75%, 06/01/50 (a)(b)	125,000	109,175
3.75%, 12/01/50 (a)(b)	75,000	56,914
Commonwealth Edison Co.
3.70%, 08/15/28 (a)	25,000	23,584
2.20%, 03/01/30 (a)	85,000	71,454
3.15%, 03/15/32 (a)	50,000	43,917
Connecticut Light and Power Co.
2.05%, 07/01/31 (a)	100,000	80,796
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28 (a)	25,000	23,770
4.00%, 12/01/28 (a)	83,000	79,489
3.35%, 04/01/30 (a)	100,000	89,967
2.40%, 06/15/31 (a)	225,000	184,940
Consumers Energy Co.
3.80%, 11/15/28 (a)	75,000	71,254
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	75,000	60,545
6.63%, 02/01/32	50,000	55,066
Dominion Energy, Inc.
4.25%, 06/01/28 (a)	100,000	95,478
3.38%, 04/01/30 (a)	225,000	198,570
2.25%, 08/15/31 (a)	200,000	159,199
4.35%, 08/15/32 (a)	50,000	46,551
5.38%, 11/15/32 (a)	200,000	198,972
DTE Electric Co.
1.90%, 04/01/28 (a)	150,000	130,469
2.25%, 03/01/30 (a)	100,000	84,405
2.63%, 03/01/31 (a)	100,000	85,086
3.00%, 03/01/32 (a)	100,000	86,537
DTE Energy Co.
3.40%, 06/15/29 (a)	100,000	89,173
2.95%, 03/01/30 (a)	100,000	85,375
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	50,000	48,135
6.00%, 12/01/28	75,000	80,299
2.45%, 08/15/29 (a)	125,000	107,677
2.45%, 02/01/30 (a)	100,000	85,490
2.55%, 04/15/31 (a)	150,000	125,627
2.85%, 03/15/32 (a)	100,000	84,670
6.45%, 10/15/32	50,000	54,034
Duke Energy Corp.
4.30%, 03/15/28 (a)	150,000	144,790
3.40%, 06/15/29 (a)	110,000	98,831
2.45%, 06/01/30 (a)	125,000	103,133
2.55%, 06/15/31 (a)	225,000	183,957
4.50%, 08/15/32 (a)	250,000	235,341
Duke Energy Florida LLC
3.80%, 07/15/28 (a)	125,000	118,885
2.50%, 12/01/29 (a)	200,000	171,568
1.75%, 06/15/30 (a)	100,000	79,842
2.40%, 12/15/31 (a)	150,000	122,419
See financial notes
169Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	100,000	93,316
2.13%, 06/01/30 (a)	75,000	61,518
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	100,000	94,263
3.45%, 03/15/29 (a)	150,000	138,362
2.00%, 08/15/31 (a)	150,000	119,110
Edison International
4.13%, 03/15/28 (a)	100,000	92,870
6.95%, 11/15/29 (a)	100,000	104,943
Emera US Finance LP
2.64%, 06/15/31 (a)	100,000	78,517
Enel Chile S.A.
4.88%, 06/12/28 (a)	220,000	214,943
Entergy Arkansas LLC
4.00%, 06/01/28 (a)	75,000	71,215
Entergy Corp.
1.90%, 06/15/28 (a)	175,000	148,360
2.80%, 06/15/30 (a)	175,000	147,718
2.40%, 06/15/31 (a)	175,000	139,037
Entergy Louisiana LLC
3.25%, 04/01/28 (a)	100,000	91,300
1.60%, 12/15/30 (a)	50,000	38,527
3.05%, 06/01/31 (a)	25,000	21,481
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	50,000	44,466
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	75,000	71,046
1.75%, 03/15/31 (a)	100,000	78,557
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	75,000	61,875
Evergy, Inc.
2.90%, 09/15/29 (a)	175,000	151,501
Eversource Energy
3.30%, 01/15/28 (a)	100,000	92,490
4.25%, 04/01/29 (a)	150,000	142,065
1.65%, 08/15/30 (a)	100,000	77,907
2.55%, 03/15/31 (a)	50,000	41,272
3.38%, 03/01/32 (a)	75,000	65,296
Exelon Corp.
4.05%, 04/15/30 (a)	275,000	256,318
3.35%, 03/15/32 (a)	175,000	152,475
Florida Power & Light Co.
2.45%, 02/03/32 (a)	300,000	251,191
Georgia Power Co.
2.65%, 09/15/29 (a)	145,000	123,925
4.70%, 05/15/32 (a)	100,000	96,474
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	47,304
Interstate Power and Light Co.
4.10%, 09/26/28 (a)	50,000	47,687
3.60%, 04/01/29 (a)	100,000	91,408
2.30%, 06/01/30 (a)	125,000	102,016
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	75,000	66,870
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	175,000	164,354
6.75%, 12/30/31	75,000	84,536
Mississippi Power Co.
3.95%, 03/30/28 (a)	100,000	93,978
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28 (a)	50,000	46,432
3.90%, 11/01/28 (a)	155,000	145,828
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 03/15/29 (a)	150,000	138,326
2.40%, 03/15/30 (a)	100,000	83,398
1.35%, 03/15/31 (a)	100,000	74,248
1.65%, 06/15/31 (a)	50,000	38,215
8.00%, 03/01/32	100,000	118,289
2.75%, 04/15/32 (a)	175,000	144,973
4.15%, 12/15/32 (a)	100,000	92,638
Nevada Power Co.
3.70%, 05/01/29 (a)	100,000	94,302
2.40%, 05/01/30 (a)	100,000	84,197
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28 (a)	300,000	257,118
3.50%, 04/01/29 (a)	125,000	113,934
2.75%, 11/01/29 (a)	225,000	195,022
2.25%, 06/01/30 (a)	365,000	300,819
2.44%, 01/15/32 (a)	250,000	201,970
5.00%, 07/15/32 (a)	200,000	197,180
5.65%, 05/01/79 (a)(b)	50,000	45,917
Northern States Power Co.
2.25%, 04/01/31 (a)	50,000	41,546
NSTAR Electric Co.
3.25%, 05/15/29 (a)	100,000	91,013
3.95%, 04/01/30 (a)	25,000	23,534
1.95%, 08/15/31 (a)	75,000	59,705
Ohio Power Co.
2.60%, 04/01/30 (a)	125,000	106,474
1.63%, 01/15/31 (a)	100,000	77,658
Oklahoma Gas and Electric Co.
3.80%, 08/15/28 (a)	75,000	70,588
3.30%, 03/15/30 (a)	80,000	70,456
3.25%, 04/01/30 (a)	50,000	43,681
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (a)	125,000	118,116
5.75%, 03/15/29 (a)	50,000	52,001
2.75%, 05/15/30 (a)	100,000	87,356
4.15%, 06/01/32 (a)(d)	200,000	190,657
4.55%, 09/15/32 (a)(d)	250,000	245,228
Pacific Gas and Electric Co.
3.00%, 06/15/28 (a)	175,000	152,473
3.75%, 07/01/28	178,000	159,080
4.65%, 08/01/28 (a)	150,000	138,592
4.55%, 07/01/30 (a)	625,000	567,845
2.50%, 02/01/31 (a)	425,000	331,157
3.25%, 06/01/31 (a)	125,000	101,832
4.40%, 03/01/32 (a)	125,000	109,953
5.90%, 06/15/32 (a)	100,000	97,758
PacifiCorp
3.50%, 06/15/29 (a)	100,000	92,368
2.70%, 09/15/30 (a)	100,000	86,290
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	100,000	93,007
Progress Energy, Inc.
7.75%, 03/01/31	125,000	141,982
7.00%, 10/30/31	100,000	109,397
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	100,000	95,405
1.90%, 01/15/31 (a)	125,000	100,494
1.88%, 06/15/31 (a)	150,000	119,664
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	100,000	82,299
Public Service Electric and Gas Co.
3.65%, 09/01/28 (a)	50,000	47,129
3.20%, 05/15/29 (a)	100,000	90,848
2.45%, 01/15/30 (a)	120,000	103,035
1.90%, 08/15/31 (a)	100,000	80,006
See financial notes
Schwab Fixed-Income ETFs | Annual Report170

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 03/15/32 (a)	100,000	87,697
4.90%, 12/15/32 (a)	75,000	75,209
Public Service Enterprise Group, Inc.
1.60%, 08/15/30 (a)	100,000	77,846
2.45%, 11/15/31 (a)	150,000	120,495
Puget Energy, Inc.
2.38%, 06/15/28 (a)	100,000	85,501
4.10%, 06/15/30 (a)	100,000	89,756
4.22%, 03/15/32 (a)	100,000	89,562
San Diego Gas & Electric Co.
1.70%, 10/01/30 (a)	100,000	79,403
3.00%, 03/15/32 (a)	150,000	128,452
Southern California Edison Co.
3.65%, 03/01/28 (a)	75,000	70,202
4.20%, 03/01/29 (a)	100,000	95,301
6.65%, 04/01/29	75,000	77,610
2.85%, 08/01/29 (a)	75,000	65,374
2.25%, 06/01/30 (a)	125,000	103,245
2.50%, 06/01/31 (a)	75,000	61,985
2.75%, 02/01/32 (a)	125,000	105,070
5.95%, 11/01/32 (a)	175,000	185,905
Southern Co.
3.70%, 04/30/30 (a)	200,000	181,088
Southwestern Electric Power Co.
4.10%, 09/15/28 (a)	125,000	118,864
Tampa Electric Co.
2.40%, 03/15/31 (a)	100,000	81,154
The Southern Co
1.75%, 03/15/28 (a)	50,000	42,160
The Southern Co.
5.70%, 10/15/32 (a)	125,000	127,953
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	100,000	76,992
3.25%, 05/15/32 (a)	50,000	42,733
Union Electric Co.
3.50%, 03/15/29 (a)	125,000	116,043
2.95%, 03/15/30 (a)	125,000	109,917
2.15%, 03/15/32 (a)	100,000	79,147
Virginia Electric and Power Co.
3.80%, 04/01/28 (a)	150,000	141,819
2.88%, 07/15/29 (a)	100,000	88,191
2.30%, 11/15/31 (a)	150,000	121,024
2.40%, 03/30/32 (a)	125,000	101,298
WEC Energy Group, Inc.
2.20%, 12/15/28 (a)	150,000	127,384
1.80%, 10/15/30 (a)	100,000	78,448
Wisconsin Electric Power Co.
4.75%, 09/30/32 (a)	100,000	98,676
Wisconsin Power and Light Co.
3.00%, 07/01/29 (a)	50,000	44,374
1.95%, 09/16/31 (a)	75,000	59,204
3.95%, 09/01/32 (a)	100,000	91,875
Xcel Energy, Inc.
4.00%, 06/15/28 (a)	150,000	143,948
2.60%, 12/01/29 (a)	100,000	85,618
3.40%, 06/01/30 (a)	100,000	89,392
2.35%, 11/15/31 (a)	100,000	80,069
4.60%, 06/01/32 (a)	150,000	143,976
		21,900,565
Natural Gas 0.6%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	175,000	152,758
1.50%, 01/15/31 (a)	150,000	117,091
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	75,000	71,641
1.75%, 10/01/30 (a)	100,000	79,363
4.40%, 07/01/32 (a)	100,000	96,264
NiSource, Inc.
2.95%, 09/01/29 (a)	150,000	130,852
3.60%, 05/01/30 (a)	225,000	200,952
1.70%, 02/15/31 (a)	150,000	114,500
ONE Gas, Inc.
2.00%, 05/15/30 (a)	50,000	40,681
4.25%, 09/01/32 (a)	75,000	70,939
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	100,000	92,108
2.50%, 03/15/31 (a)	75,000	61,427
Sempra Energy
3.40%, 02/01/28 (a)	200,000	186,020
3.70%, 04/01/29 (a)	100,000	91,484
Southern California Gas Co.
2.55%, 02/01/30 (a)	125,000	106,588
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	100,000	76,631
5.15%, 09/15/32 (a)	100,000	98,539
Southwest Gas Corp.
2.20%, 06/15/30 (a)	125,000	97,965
4.05%, 03/15/32 (a)	150,000	131,956
		2,017,759
Utility Other 0.2%
American Water Capital Corp.
3.75%, 09/01/28 (a)	100,000	94,582
3.45%, 06/01/29 (a)	125,000	114,497
2.80%, 05/01/30 (a)	150,000	130,009
2.30%, 06/01/31 (a)	50,000	41,164
4.45%, 06/01/32 (a)	200,000	192,242
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	100,000	90,134
2.70%, 04/15/30 (a)	100,000	84,008
2.40%, 05/01/31 (a)	75,000	60,174
United Utilities plc
6.88%, 08/15/28	25,000	26,457
		833,267
		24,751,591
Total Corporates (Cost $375,926,002)		324,901,831
See financial notes
171Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12% (g)	708,594	708,594
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12% (g)(h)	500,398	500,398
		1,208,992
Total Short-Term Investments (Cost $1,208,992)		1,208,992
Total Investments in Securities (Cost $377,134,994)		326,110,823

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	Issuer is affiliated with the fund’s investment adviser.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,823,693 or 2.1% of net assets.

(e)	All or a portion of this security is on loan. Securities on loan were valued at $486,110.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	The rate shown is the annualized 7-day yield.
(h)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended December 31, 2022:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 12/31/22	FACE AMOUNT AT 12/31/22	INTEREST INCOME EARNED
CORPORATES 0.4% OF NET ASSETS

Financial Institutions 0.4%
Brokerage/Asset Managers/Exchanges 0.4%
The Charles Schwab Corp.
3.20%, 03/02/27	$107,120	$—	($100,677)	($7,494)	$1,486	($435)	$—	$—	$827
3.30%, 04/01/27	107,400	—	(98,093)	(10,210)	1,446	(543)	—	—	1,118
3.20%, 01/25/28	107,595	—	—	—	(12,942)	(1,287)	93,366	100,000	3,200
2.00%, 03/20/28	202,678	43,439	—	—	(26,019)	(276)	219,822	250,000	4,239
4.00%, 02/01/29	56,134	79,330	(23,934)	(1,370)	(13,280)	(1,624)	95,256	100,000	4,047
3.25%, 05/22/29	86,110	26,316	—	—	(16,104)	(965)	95,357	105,000	3,356
2.75%, 10/01/29	78,552	—	—	—	(12,601)	(437)	65,514	75,000	2,063
4.63%, 03/22/30	88,948	—	—	—	(14,379)	(834)	73,735	75,000	3,469
1.65%, 03/11/31	120,254	—	—	—	(23,344)	572	97,482	125,000	2,062
2.30%, 05/13/31	126,337	—	—	—	(23,621)	(329)	102,387	125,000	2,875
1.95%, 12/01/31	—	147,642	—	—	(22,900)	905	125,647	160,000	2,712
2.90%, 03/03/32	—	207,751	(21,529)	460	(21,318)	595	165,959	195,000	4,325
Total	$1,081,128	$504,478	($244,233)	($18,614)	($183,576)	($4,658)	$1,134,525		$34,293
See financial notes
Schwab Fixed-Income ETFs | Annual Report172

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$324,901,831	$—	$324,901,831
Short-Term Investments[1]	1,208,992	—	—	1,208,992
Total	$1,208,992	$324,901,831	$—	$326,110,823

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
173Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of December 31, 2022
Assets
Investments in securities, at value - affiliated (cost $1,318,462)		$1,134,525
Investments in securities, at value - unaffiliated (cost $375,816,532) including securities on loan of $486,110		324,976,298
Cash		9,514
Deposit with broker for futures contracts		55,000
Receivables:
Investments sold		3,562,246
Interest		3,356,237
Dividends		4,145
Income from securities on loan	+	591
Total assets		333,098,556

Liabilities
Collateral held for securities on loan		500,398
Payables:
Investments bought		4,312,379
Management fees	+	9,338
Total liabilities		4,822,115
Net assets		$328,276,441

Net Assets by Source
Capital received from investors		$384,586,306
Total distributable loss	+	(56,309,865)
Net assets		$328,276,441

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$328,276,441		7,600,000		$43.19

See financial notes
Schwab Fixed-Income ETFs | Annual Report174

Schwab 5-10 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2022 through December 31, 2022
Investment Income
Interest received from securities - unaffiliated		$11,682,223
Interest received from securities - affiliated		29,635
Dividends received from securities - unaffiliated		21,864
Securities on loan, net	+	8,501
Total investment income		11,742,223

Expenses
Management fees		135,688
Proxy fees[1]	+	5,960
Total expenses	–	141,648
Net investment income		11,600,575

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(18,614)
Net realized losses on sales of securities - unaffiliated		(4,544,071)
Net realized losses on sales of in-kind redemptions - unaffiliated		(16,117,492)
Net realized losses on futures contracts	+	(19,772)
Net realized losses		(20,699,949)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(183,576)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(46,551,571)
Net change in unrealized appreciation (depreciation) on futures contracts	+	239
Net change in unrealized appreciation (depreciation)	+	(46,734,908)
Net realized and unrealized losses		(67,434,857)
Decrease in net assets resulting from operations		($55,834,282)

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
175Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/22-12/31/22		1/1/21-12/31/21
Net investment income		$11,600,575	$6,841,316
Net realized gains (losses)		(20,699,949)	1,468,611
Net change in unrealized appreciation (depreciation)	+	(46,734,908)	(14,566,712)
Decrease in net assets from operations		($55,834,282)	($6,256,785)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($11,666,820)	($6,826,280)

TRANSACTIONS IN FUND SHARES
	1/1/22-12/31/22			1/1/21-12/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,450,000	$246,351,970	8,400,000	$442,848,633
Shares redeemed	+	(5,100,000)	(225,629,306)	(4,700,000)	(245,294,686)
Net transactions in fund shares		350,000	$20,722,664	3,700,000	$197,553,947

SHARES OUTSTANDING AND NET ASSETS
	1/1/22-12/31/22			1/1/21-12/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,250,000	$375,054,879	3,550,000	$190,583,997
Total increase (decrease)	+	350,000	(46,778,438)	3,700,000	184,470,882
End of period		7,600,000	$328,276,441	7,250,000	$375,054,879
See financial notes
Schwab Fixed-Income ETFs | Annual Report176

Schwab Fixed-Income ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. TIPS ETF	Schwab U.S. Dividend Equity ETF
Schwab Short-Term U.S. Treasury ETF	Schwab International Dividend Equity ETF
Schwab Intermediate-Term U.S. Treasury ETF	Schwab International Equity ETF
Schwab Long-Term U.S. Treasury ETF	Schwab International Small-Cap Equity ETF
Schwab U.S. Aggregate Bond ETF	Schwab Emerging Markets Equity ETF
Schwab 1-5 Year Corporate Bond ETF	Schwab U.S. REIT ETF
Schwab 5-10 Year Corporate Bond ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Broad Market ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab 1000 Index® ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Ariel ESG ETF
Schwab U.S. Small-Cap ETF	Schwab Municipal Bond ETF
Schwab Crypto Thematic ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
177Schwab Fixed-Income ETFs | Annual Report

Schwab Fixed-Income ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
• Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds, ETFs and futures contracts. Underlying funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash
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2. Significant Accounting Policies (continued):
flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of December 31, 2022 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their fair value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of December 31, 2022, only Schwab U.S. Aggregate Bond ETF and Schwab 5-10 Year Corporate Bond ETF had securities on loan, all of which were classified as corporate and government related bonds. The value of the securities on loan and the related collateral at December 31, 2022, if any, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Inflation-Protected Securities: The Schwab U.S. TIPS ETF invests in U.S. Treasury inflation-protected securities (TIPS). Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The Schwab U.S. Aggregate Bond ETF may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The fund’s use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.
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2. Significant Accounting Policies (continued):
Agency MBS and TBA Transactions: The Treasury Market Practices Group (TMPG) of the Federal Reserve Bank of New York recommended the margining of certain forward-settling Agency MBS (Mortgage-Backed Securities) transactions, including TBAs, to reduce counterparty credit risk. The TMPG recommended market participants exchange two-way variation margin on a regular basis. The Schwab U.S. Aggregate Bond ETF posts and receives variation margin with certain counterparties in instances where the unrealized gain (loss) on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.
Delayed-Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. Effective August 19, 2022, the funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Any increase or decrease in the principal amount of an inflation-protected security is included as an addition or reduction to interest income on the Statement of Operations; such adjustments may have a significant impact on a fund’s distributions. Dividends and distributions from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e)  Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The TMPG recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges are included in net realized gains (losses) on each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, the funds follow the securities included in an index during upturns as well as downturns. Because of their indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of each fund’s expenses, each fund’s performance may be below that of its respective index. Errors relating to an index may occur from time to time and may not be identified by an index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
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Financial Notes (continued)

3. Risk Factors (continued):
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the funds to lose money or underperform. The funds could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Inflation-Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, the fund may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As index funds, the funds seek to track the performance of an index, although they may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Portfolio Turnover Risk. With respect to the Schwab U.S. Aggregate Bond ETF, the fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index, primarily due to the fund rolling over its positions in TBAs as it tracks the portion of the index represented by mortgage-backed securities. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund’s shareholders.
Prepayment and Extension Risk. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the fund’s fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.
Non-U.S. Issuer Risk. Certain funds may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities. A fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Derivatives Risk. Certain funds may invest in derivatives instruments. The principal types of derivatives used by such funds are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could
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Financial Notes (continued)

3. Risk Factors (continued):
reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the mortgage-backed securities in which the fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause the fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through TBA transactions. The fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB U.S. TIPS ETF	SCHWAB SHORT-TERM U.S. TREASURY ETF	SCHWAB INTERMEDIATE-TERM U.S. TREASURY ETF	SCHWAB LONG-TERM U.S. TREASURY ETF	SCHWAB U.S. AGGREGATE BOND ETF	SCHWAB 1-5 YEAR CORPORATE BOND ETF	SCHWAB 5-10 YEAR CORPORATE BOND ETF
0.04%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Prior to July 1, 2022, the annual management fee of each fund was as follows:
SCHWAB U.S. TIPS ETF	SCHWAB SHORT-TERM U.S. TREASURY ETF	SCHWAB INTERMEDIATE-TERM U.S. TREASURY ETF	SCHWAB LONG-TERM U.S. TREASURY ETF	SCHWAB U.S. AGGREGATE BOND ETF	SCHWAB 1-5 YEAR CORPORATE BOND ETF	SCHWAB 5-10 YEAR CORPORATE BOND ETF
0.05%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to the Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of December 31, 2022, as applicable:
	UNDERLYING FUNDS
	SCHWAB U.S. TIPS ETF	SCHWAB SHORT-TERM U.S. TREASURY ETF	SCHWAB LONG-TERM U.S. TREASURY ETF	SCHWAB U.S. AGGREGATE BOND ETF	SCHWAB 1-5 YEAR CORPORATE BOND ETF	SCHWAB 5-10 YEAR CORPORATE BOND ETF
Schwab Monthly Income Fund - Flexible Payout	—%	—%	2.5%	—%	—%	0.6%
Schwab Monthly Income Fund - Income Payout	—%	—%	2.3%	—%	1.5%	2.0%
Schwab Monthly Income Fund - Target Payout	—%	—%	1.5%	—%	—%	0.4%
Schwab Target 2010 Index Fund	0.0%*	0.0%*	—%	0.3%	—%	—%
Schwab Target 2015 Index Fund	0.0%*	0.0%*	—%	0.4%	—%	—%
Schwab Target 2020 Index Fund	0.1%	0.2%	—%	1.5%	—%	—%
Schwab Target 2025 Index Fund	0.1%	0.2%	—%	2.4%	—%	—%
Schwab Target 2030 Index Fund	0.1%	0.2%	—%	3.2%	—%	—%
Schwab Target 2035 Index Fund	—%	0.1%	—%	1.6%	—%	—%
Schwab Target 2040 Index Fund	—%	0.1%	—%	1.4%	—%	—%
Schwab Target 2045 Index Fund	—%	0.0%*	—%	0.6%	—%	—%
Schwab Target 2050 Index Fund	—%	—%	—%	0.5%	—%	—%
Schwab Target 2055 Index Fund	—%	—%	—%	0.2%	—%	—%
Schwab Target 2060 Index Fund	—%	—%	—%	0.2%	—%	—%
Schwab Target 2065 Index Fund	—%	—%	—%	0.0%*	—%	—%
Schwab VIT Balanced Portfolio	0.0%*	0.1%	—%	0.4%	—%	—%
Schwab VIT Balanced with Growth Portfolio	0.0%*	0.1%	—%	0.6%	—%	—%
Schwab VIT Growth Portfolio	—%	—%	—%	0.3%	—%	—%

*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares. The transfer agent is also responsible for the order-taking function for the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.
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Financial Notes (continued)

 6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 29, 2022. On September 29, 2022, the syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1 billion, maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street which matured on September 29, 2022. On September 29, 2022, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into U.S. Treasury futures contracts during the report period. The funds invested in futures contracts to help manage the effects of interest rate changes. The value and variation margin on futures contracts held at December 31, 2022 are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations, if any. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended December 31, 2022, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab U.S. TIPS ETF	$—	—
Schwab Short-Term U.S. Treasury ETF	—	—
Schwab Intermediate-Term U.S. Treasury ETF	—	—
Schwab Long-Term U.S. Treasury ETF	—	—
Schwab U.S. Aggregate Bond ETF	—	—
Schwab 1-5 Year Corporate Bond ETF	671,465	6
Schwab 5-10 Year Corporate Bond ETF	675,289	6
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Schwab Fixed-Income ETFs
Financial Notes (continued)

 9. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2022, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	PURCHASES OF OTHER LONG-TERM SECURITIES	TOTAL PURCHASES OF LONG-TERM SECURITIES
Schwab U.S. TIPS ETF	$3,052,942,622	$—	$3,052,942,622
Schwab Short-Term U.S. Treasury ETF	10,233,666,974	—	10,233,666,974
Schwab Intermediate-Term U.S. Treasury ETF	6,157,772,180	—	6,157,772,180
Schwab Long-Term U.S. Treasury ETF	51,538,987	—	51,538,987
Schwab U.S. Aggregate Bond ETF	3,772,428,236	280,153,321	4,052,581,557
Schwab 1-5 Year Corporate Bond ETF	—	63,051,917	63,051,917
Schwab 5-10 Year Corporate Bond ETF	—	45,965,142	45,965,142
	SALES/MATURITIES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	SALES/MATURITIES OF OTHER LONG-TERM SECURITIES	TOTAL SALES/MATURITIES OF LONG-TERM SECURITIES
Schwab U.S. TIPS ETF	$4,028,824,712	$—	$4,028,824,712
Schwab Short-Term U.S. Treasury ETF	9,660,823,741	—	9,660,823,741
Schwab Intermediate-Term U.S. Treasury ETF	5,735,038,430	—	5,735,038,430
Schwab Long-Term U.S. Treasury ETF	43,453,579	—	43,453,579
Schwab U.S. Aggregate Bond ETF	4,304,805,217	312,531,609	4,617,336,826
Schwab 1-5 Year Corporate Bond ETF	—	53,663,857	53,663,857
Schwab 5-10 Year Corporate Bond ETF	—	36,266,895	36,266,895
*
Includes securities guaranteed by U.S. Government Agencies.

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in the relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the fund generally have no effect on net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended December 31, 2022, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab U.S. TIPS ETF	$6,880,389,711	$11,040,550,259
Schwab Short-Term U.S. Treasury ETF	4,226,676,956	3,035,425,252
Schwab Intermediate-Term U.S. Treasury ETF	6,576,191,190	2,466,975,872
Schwab Long-Term U.S. Treasury ETF	168,903,963	57,473,926
Schwab U.S. Aggregate Bond ETF	171,394,777	502,043,698
Schwab 1-5 Year Corporate Bond ETF	111,375,489	313,005,710
Schwab 5-10 Year Corporate Bond ETF	236,669,441	222,825,259
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Schwab Fixed-Income ETFs
Financial Notes (continued)

10. In-Kind Transactions (continued):
For the period ended December 31, 2022, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended December 31, 2022 are disclosed in the funds’ Statements of Operations, if any.

11. Federal Income Taxes:
As of December 31, 2022, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab U.S. TIPS ETF	$15,975,508,626	$-	($2,179,468,854)	($2,179,468,854)
Schwab Short-Term U.S. Treasury ETF	10,449,543,248	1,550,652	(237,813,634)	(236,262,982)
Schwab Intermediate-Term U.S. Treasury ETF	7,954,815,343	1,087,281	(441,199,291)	(440,112,010)
Schwab Long-Term U.S. Treasury ETF	213,268,243	-	(26,116,158)	(26,116,158)
Schwab U.S. Aggregate Bond ETF	7,792,849,783	1,184,453	(844,619,547)	(843,435,094)
Schwab 1-5 Year Corporate Bond ETF	394,069,617	281,480	(25,935,342)	(25,653,862)
Schwab 5-10 Year Corporate Bond ETF	377,159,220	277,169	(51,325,566)	(51,048,397)
As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab U.S. TIPS ETF	$6,041,996	($2,179,468,854)	($367,609,106)	($2,541,035,964)
Schwab Short-Term U.S. Treasury ETF	885,902	(236,262,982)	(276,041,179)	(511,418,259)
Schwab Intermediate-Term U.S. Treasury ETF	149,024	(440,112,010)	(354,167,139)	(794,130,125)
Schwab Long-Term U.S. Treasury ETF	29,630	(26,116,158)	(4,991,274)	(31,077,802)
Schwab U.S. Aggregate Bond ETF	388,539	(843,435,094)	(275,794,945)	(1,118,841,500)
Schwab 1-5 Year Corporate Bond ETF	79,223	(25,653,862)	(2,153,196)	(27,727,835)
Schwab 5-10 Year Corporate Bond ETF	—	(51,048,397)	(5,261,468)	(56,309,865)
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2022, the funds had capital loss carryforwards as follows:

Schwab U.S. TIPS ETF	$367,609,106
Schwab Short-Term U.S. Treasury ETF	276,041,179
Schwab Intermediate-Term U.S. Treasury ETF	354,167,139
Schwab Long-Term U.S. Treasury ETF	4,991,274
Schwab U.S. Aggregate Bond ETF	275,794,945
Schwab 1-5 Year Corporate Bond ETF	2,153,196
Schwab 5-10 Year Corporate Bond ETF	5,261,468
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Schwab Fixed-Income ETFs
Financial Notes (continued)

11. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	ORDINARY INCOME
Schwab U.S. TIPS ETF	$1,069,955,140	$852,013,180
Schwab Short-Term U.S. Treasury ETF	125,786,895	34,862,540
Schwab Intermediate-Term U.S. Treasury ETF	140,863,160	36,438,300
Schwab Long-Term U.S. Treasury ETF	2,856,565	1,504,385
Schwab U.S. Aggregate Bond ETF	185,912,810	191,909,550
Schwab 1-5 Year Corporate Bond ETF	6,101,610	5,031,370
Schwab 5-10 Year Corporate Bond ETF	11,666,820	6,826,280
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations.
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2022, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Fixed-Income ETFs
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF, and Schwab 5-10 Year Corporate Bond ETF
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF, and Schwab 5-10 Year Corporate Bond ETF (the “Funds”), seven of the funds constituting Schwab Strategic Trust, as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes. In our opinion, the financial statements and financial highlights present fairly in all material respects, the financial position of each of the Funds as of December 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. For each of the Funds, the financial highlights for each of the two years in the period ended December 31, 2019, except for Schwab Long-Term U.S. Treasury ETF, Schwab 1-5 Year Corporate Bond ETF, and Schwab 5-10 Year Corporate Bond ETF, the financial highlights for the period from October 10, 2019 to December 31, 2019, were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 16, 2023
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab Fixed-Income ETFs
Other Federal Tax Information (unaudited)

For the fiscal year ended December 31, 2022, the funds designate the following percentage of income dividends as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

Schwab U.S. TIPS ETF	100.00%
Schwab Short-Term U.S. Treasury ETF	100.00%
Schwab Intermediate-Term U.S. Treasury ETF	100.00%
Schwab Long-Term U.S. Treasury ETF	100.00%
Schwab U.S. Aggregate Bond ETF	91.27%
Schwab 1-5 Year Corporate Bond ETF	79.35%
Schwab 5-10 Year Corporate Bond ETF	83.77%
For the fiscal year ended December 31, 2022, the funds designate the following percentage of dividend income as business interest income under section 163(j) of the Internal Revenue Code:

Schwab U.S. TIPS ETF	100.00%
Schwab Short-Term U.S. Treasury ETF	100.00%
Schwab Intermediate-Term U.S. Treasury ETF	100.00%
Schwab Long-Term U.S. Treasury ETF	100.00%
Schwab U.S. Aggregate Bond ETF	99.06%
Schwab 1-5 Year Corporate Bond ETF	99.75%
Schwab 5-10 Year Corporate Bond ETF	99.36%
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Schwab Fixed-Income ETFs
Liquidity Risk Management Program  (unaudited)

The funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The funds’ Board of Trustees (the “Board”) has designated the funds’ investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. The program is reasonably designed to assess and manage a fund’s liquidity risk, taking into consideration the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each fund’s investments is supported by third-party liquidity assessment vendors.
The funds’ Board reviewed a report at its meeting held on September 19, 2022 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2021, through May 31, 2022, which included individual fund liquidity risk metrics. No significant liquidity events impacting any of the funds were noted in the report. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing each fund’s liquidity risk.
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Schwab Fixed-Income ETFs
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	105	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	105	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	105	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	105	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	105	None
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Schwab Fixed-Income ETFs

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		105	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Fixed-Income ETFs
Glossary

ask See “offer.”
asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.
bid The highest price at which someone is willing to buy a security.
Bloomberg US 1–5 Year Corporate Bond Index An index that measures the performance of U.S. investment grade, taxable corporate bonds with maturities greater than or equal to one year and less than five years that have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The index excludes certain types of securities, including contingent capital securities, inflation-linked bonds, floating-rate issues, taxable and tax-exempt municipal securities, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US 5–10 Year Corporate Bond Index An index that measures the performance of U.S. investment grade, taxable corporate bonds with maturities greater than or equal to five years and less than ten years that have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The index excludes certain types of securities, including contingent capital securities, inflation-linked bonds, floating-rate bonds, taxable and tax-exempt municipal securities, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Long Treasury Index An index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of ten or more years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes U.S. Treasury stripped securities. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury 1–3 Year Index An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury 3–10 Year Index An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than ten years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations The date that the first NAV was calculated.
coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.
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Schwab Fixed-Income ETFs
creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
credit quality The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
inception date The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity The ability to convert a security or asset quickly into cash.
market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.
net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask) The lowest price at which an individual is willing to sell a security.
open The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.
prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
primary market The market that deals with the issuance of new securities.
replication If a fund uses a full replication method, the fund will invest substantially all of its assets proportionately in the securities included in the underlying index.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
sampling If a fund uses a sampling method, the fund will not fully replicate the underlying index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index as closely as a fund that uses a full replication method.
secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread The gap between bid and ask prices of a security.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error The difference between the performance of the fund and its benchmark index, positive or negative.
Treasury inflation protected security (TIPS) A United States Treasury bond whose principal increases at the same rate as the Consumer Price Index (CPI).The interest payment is then calculated off that inflated (adjusted) principal and repaid at maturity.
weighted average For mutual funds or ETFs, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.
197Schwab Fixed-Income ETFs | Annual Report

Notes

Notes

Schwab Fixed-Income ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Dividend Equity ETF
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Schwab Municipal Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF
Active, Semi-Transparent (Also Known As Non-Transparent) ETF
Schwab Ariel ESG ETF
Thematic ETFs
Schwab Crypto Thematic ETF
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2023 Charles Schwab Investment Management, Inc., dba Schwab Asset Management. All rights reserved.
Printed on recycled paper.
*
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.
The Schwab Ariel ESG ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
•
You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
•
The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.
•
These additional risks may be even greater in bad or uncertain market conditions.
•
The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.
For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information. These risks are discussed on the next page.

Schwab Fixed-Income ETFs
Active semi-transparent ETFs operate differently from other exchange-traded funds (ETFs). Unlike other ETFs, an active semi-transparent ETF does not publicly disclose its entire portfolio composition each business day, which may affect the price at which shares of the ETF trade in the secondary market. Active semi-transparent ETFs have limited public trading history. There can be no assurance that an active trading market will develop, be maintained or operate as intended. There is a risk that the market price of an active semi-transparent ETF may vary significantly from the ETF’s net asset value and that its shares may trade at a wider bid/ask spread and, therefore, cost investors more to trade than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Proxy Portfolio Risk: Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per Share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETF trading on the basis of a published Proxy Portfolio may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore may cost investors more to trade. Also, while the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
Proxy Portfolio Construction: The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio. The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction.
Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and the fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website www.schwabassetmanagement.com.
Because environmental, social and governance (ESG) strategies exclude some securities, ESG-focused products may not be able to take advantage of the same opportunities or market trends as products that do not use such strategies. Additionally, the criteria used to select companies for investment may result in investing in securities, industries or sectors that underperform the market as a whole.

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MFR60171-12
00282286

Annual Report | December 31, 2022
Schwab Municipal Bond ETF

    Ticker Symbol SCMB

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: SEI Investments Distribution Co. (SIDCO)
1Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Total Returns for the 12 Months Ended December 31, 2022
Schwab Municipal Bond ETF (Ticker Symbol: SCMB)
Market Price Return[1]	3.21%*
NAV Return[1]	2.93%*
ICE AMT-Free Core U.S. National Municipal Index	2.60%*
ETF Category: Morningstar Muni National Interm[2]	N/A
Performance Details	pages 7-8
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
“ICE®” is a registered trademark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the ICE AMT-Free Core U.S. National Municipal Index (“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab Municipal Bond ETF. The Schwab Municipal Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab Municipal Bond ETF.
*
Total returns shown are since the fund’s inception date of October 12, 2022.
1
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
Schwab Municipal Bond ETF | Annual Report2

Schwab Municipal Bond ETF
From the President

Jonathan de St. Paer
President of Schwab Asset
Management and the fund
covered in this report.
Dear Shareholder,
Schwab Asset Management was pleased to launch the Schwab Municipal Bond ETF on October 12, 2022. During the two month reporting period, financial markets generally gained ground on hopes that interest rates had peaked and that the U.S. Federal Reserve would begin easing the increasingly tight monetary policies imposed in 2022. Although a host of macroeconomic and geopolitical uncertainties continued to roil beneath the surface of the markets, including Russia’s war in Ukraine and concerns regarding a possible U.S. recession, most investors faced more favorable conditions during the reporting period compared to earlier in 2022. Fixed-income markets, in particular, benefited from moderating yields and tightening credit spreads, with higher-credit-quality bonds tending to outperform their lower-credit-quality counterparts. Relatively low levels of issuance and declining fund outflows further bolstered the returns of municipal bonds, which strongly outperformed U.S. Treasury securities of comparable duration.
Municipal bonds appear well positioned to offer the potential for attractive yields, bolstered by prevailing conditions of restrained levels of issuance, improving demand, a positive credit outlook for state and local governments, and low rates of default. The Schwab Municipal Bond ETF offers investors low-cost, straightforward access to this market, seeking to provide income exempt from federal income taxes and not subject to the Alternative Minimum Tax. The fund generally invests in a wide range of investment-grade rated securities.
Thank you for investing with Schwab Asset Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Municipal Bond ETF, please continue reading this report. In addition, you can find further details about the fund by visiting our website at www.schwabassetmanagement.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

“Schwab Asset Management was pleased to launch the Schwab Municipal Bond ETF on October 12, 2022.”
Past performance is no guarantee of future results.
Management views may have changed since the report date.
Schwab Asset Management is the dba name for Charles Schwab Investment Management, Inc., the investment adviser for Schwab Funds and Schwab ETFs.
3Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
The Investment Environment

For the reporting period of October 12, 2022* through December 31, 2022, U.S. fixed-income markets posted gains. Inflation, which peaked in July, moderated through the reporting period, interest rates rose, and economic growth around the world showed continued signs of slowing. The ongoing war between Russia and Ukraine and the continuing, albeit uneven, fallout from the COVID-19 pandemic also weighed on economies and markets around the world. The Bloomberg US Aggregate Bond Index suffered its worst calendar year performance since its inception in 1976, with longer-term bonds underperforming shorter-term bonds and several key U.S. stock indices posted their largest calendar year drop since the 2008 recession. For the calendar year, the Bloomberg US Aggregate Bond Index, representing the broad U.S. bond market, and the S&P 500® Index, a bellwether for the overall U.S. stock market, returned -13.01% and -18.11%, respectively. For the reporting period of October 12, 2022* through December 31, 2022, the ICE AMT-Free Core U.S. National Municipal Index returned 2.60%
Rising interest rates in 2022 negatively impacted municipal (muni) bond prices, and demand for muni bonds fell sharply, driving yields to their highest levels in more than a decade. (Bond yields and bond prices typically move in opposite directions.) For the 2022 calendar year, total issuance of muni bonds was down more than 20%, with the bulk of the decline due to the scarcity of refinancings as interest rates rose. In the final three months of 2022, however, muni bond yields retreated from recent highs and muni bond prices ended the reporting period higher than where they started it.
In the United States, following fading government stimuli, ongoing supply chain disruptions, and historically high inflation, gross domestic product (GDP) contracted for the first two quarters of 2022 but grew at an annualized rate of 3.2% for the third quarter of 2022, driven primarily by energy exports and consumer spending. Inflation, which had begun a steady upward climb early in 2021 that continued through the first half of 2022, and hit a 40-year high in July, subsequently declined through the end of the reporting period as certain consumer and energy prices began to recede. The unemployment rate remained low despite inflationary pressures, ending the reporting period at pre-pandemic lows.
Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and 10-Year Treasuries

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*
The fund’s inception date. Inception represents the date that the shares began trading in the secondary market.
Schwab Municipal Bond ETF | Annual Report4

Schwab Municipal Bond ETF
The Investment Environment (continued)

Monetary policy around the world varied as central banks responded to the rapidly changing conditions. In the United States, the U.S. Federal Reserve (Fed) began raising interest rates in March 2022 following two years of historically low rates brought on by the COVID-19 pandemic, raising them five times prior to the beginning of the reporting period—by 0.25% in mid-March, 0.50% in early May, 0.75% in mid-June, 0.75% in late July, and 0.75% in late September—and an additional two times during it—by 0.75% in early November and 0.50% in mid-December. The federal funds rate ended the reporting period in a range of 4.25% to 4.50%. The Fed continued its program to reduce the assets held on its balance sheet, having vowed to be even more aggressive than during its last round of quantitative tightening between 2017 and 2019. In developed international countries, both the European Central Bank and the Bank of England raised interest rates multiple times throughout 2022 and twice during the reporting period. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but in late December unexpectedly announced that it would widen the band around the yield target on its 10-year government bond, which pushed the yen higher and effectively marked the end of an extended period in which Japan was the only major developed country to resist raising rates.
5Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Fund Management

Jason D. Diefenthaler, Managing Director and Head of Tax-Exempt Strategies for Schwab Asset
Management, is responsible for the day-to-day co-management of the fund and for developing, managing, and implementing Schwab Asset Management’s tax-exempt fixed income investment strategies, including separately managed accounts, actively managed mutual funds, and exchange-traded funds (ETFs). Previously,
Mr. Diefenthaler led the portfolio management team for the Wasmer SchroederTM Municipal Bond Strategies and was responsible for the day-to-day co-management of several tax-free Schwab Funds. Prior to that, he was the director of tax-exempt portfolio management at Wasmer Schroeder & Company, LLC (Schwab Asset
Management became the investment adviser for Wasmer Schroeder Strategies in 2020). He oversaw all tax-exempt strategies and management of the Wasmer Schroeder High Yield Municipal Fund, which subsequently reorganized into the Schwab Opportunistic Municipal Bond Fund. Mr. Diefenthaler began his career with Wasmer Schroeder in 2000. He was a credit analyst for taxable and tax-exempt strategies before becoming a portfolio manager.

Matthew Hastings, CFA, Managing Director and Head of Taxable Bond Strategies for Schwab Asset
Management, is responsible for the day-to-day co-management of the fund. Mr. Hastings leads the portfolio management team for the Schwab Taxable Bond Funds and Schwab Fixed-Income ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. He is primarily responsible for the management and oversight of corporate bonds within the taxable bond strategies, with additional responsibility for managing municipal bond index strategies. Mr. Hung has been a portfolio manager with Schwab Asset Management since 2005 and prior to that, served in various roles as an associate portfolio manager and trader since 1999. In 1998, he joined
Schwab’s management training program and worked as a clerk on the options trading floor of the Pacific
Coast Stock Exchange.

John Khodarahmi, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. He is a member of the team responsible for managment of the Schwab Tax-Free
Bond Funds and has been a portfolio manager with Schwab Asset Management since 2015. Prior to joining
Schwab in 2015, Mr. Khodarahmi was a vice president and senior municipal trader at Eaton Vance
Management for the firm’s tax-free bond funds. Previous to Eaton Vance, he was a vice president and portfolio manager at both Banc of America Montgomery Securities and Thomas Weisel Partners, managing corporate cash and high net worth portfolios. Prior to those roles, Mr. Khodarahmi was a municipal trader and underwriter for Fleet Securities, Inc. (now part of Bank of America).

Schwab Municipal Bond ETF | Annual Report6

Schwab Municipal Bond ETF

The Schwab Municipal Bond ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the U.S. AMT-free municipal bond market. To pursue its goal, the fund generally invests in securities that are included in the ICE AMT-Free Core U.S. National Municipal Index (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the reporting period of October 12, 2022* through December 31, 2022, U.S. fixed-income markets posted gains. Inflation, which peaked in July, moderated through the reporting period, interest rates rose, and economic growth around the world showed continued signs of slowing. The ongoing war between Russia and Ukraine and the continuing, albeit uneven, fallout from the COVID-19 pandemic also weighed on economies and markets around the world. The S&P 500® Index posted its largest calendar year drop since the 2008 recession and the Bloomberg US Aggregate Bond Index suffered its worst calendar year since its inception in 1976, with longer-term bonds underperforming shorter-term bonds. After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate five times between March 2022 and the beginning of the reporting period and an additional two times during the reporting period. The federal funds rate ended the reporting period in a range of 4.25% to 4.50%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet.
Rising interest rates in 2022 negatively impacted muni bond prices through the first three quarters of the year, and demand for municipal (muni) bonds fell sharply, driving yields to their highest levels in more than a decade. (Bond yields and bond prices typically move in opposite directions.) In the final three months of 2022, however, muni bond yields retreated from recent highs and muni bond prices ended the reporting period higher than where they started it. For the 2022 calendar year, total issuance of muni bonds was down more than 20%, with a particularly large drop-off in December.
Performance. During the reporting period of October 12, 2022 (the fund’s inception date*), through December 31, 2022, the fund generally tracked the performance of the index. For the reporting period, the fund’s market price return was 3.21% and its NAV return was 2.93% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned 2.60% during the same period. Both positive price returns and coupon income generated by the fund’s holdings contributed to fund performance.
*
Inception represents the date that the shares began trading in the secondary market.

Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[2]	7.7 Yrs
Weighted Average Duration[2]	6.9 Yrs

Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
2
See Glossary for definitions of maturity and duration.
7Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Performance and Fund Facts as of December 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (October 12, 2022 – December 31, 2022)1

Average Annual Total Returns1
Fund and Inception Date	Since Inception*
Fund: Schwab Municipal Bond ETF (10/12/22)
Market Price Return[2]	3.21%
NAV Return[2]	2.93%
ICE AMT-Free Core U.S. National Municipal Index	2.60%
ETF Category: Morningstar Muni National Interm[3]	N/A
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
“ICE®” is a registered trademark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the ICE AMT-Free Core U.S. National Municipal Index (“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab Municipal Bond ETF. The Schwab Municipal Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab Municipal Bond ETF.
*
Inception (10/12/22) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
Schwab Municipal Bond ETF | Annual Report8

Schwab Municipal Bond ETF
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2022 and held through December 31, 2022.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 7/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/22[2]	EXPENSES PAID DURING PERIOD 7/1/22-12/31/22 [2]
Schwab Municipal Bond ETF
Actual Return	0.03%	$1,000.00	$1,029.30	$0.07
Hypothetical 5% Return	0.03%	$1,000.00	$1,011.03	$0.07

[1]	The expense ratio provided for the fund is for the period from 10/12/22 (commencement of operations) through 12/31/22 (see financial note 4 for additional information).
[2]
Actual expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 81 days in the period from commencement of operations on 10/12/22 through 12/31/22, and divided by 365 days in the fiscal year. Hypothetical expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by 365 days in the fiscal year.

9Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

10/12/22[1]– 12/31/22
Per-Share Data
Net asset value at beginning of period	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.39
Net realized and unrealized gains (losses)	1.00
Total from investment operations	1.39
Less distributions:
Distributions from net investment income	(0.30)
Other capital[2]	0.07
Net asset value at end of period	$51.16
Total return	2.93%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[4]
Net investment income (loss)	3.50%[4]
Portfolio turnover rate[5]	13%[3]
Net assets, end of period (x 1,000)	$61,387

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Municipal Bond ETF | Annual Report10

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
Based on index eligibility requirements, securities must have a fixed coupon schedule (including zero coupon bonds), the rate shown is the interest rate. The index excludes certain types of securities, including, among others, step coupon securities, taxable municipal securities, floating rate notes and variable rate demand obligations or notes. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 98.4% OF NET ASSETS
ALABAMA 0.9%
Birmingham Water Works Board
Water Refunding RB Series 2015A	5.00%	01/01/42 (a)(b)	300,000	313,571
Tuscaloosa City Board of Education Capital Outlay Warrants
School Tax Warrants Series 2016	5.00%	08/01/46 (a)(b)	200,000	215,334
				528,905
ARIZONA 1.9%
Arizona Health Facilities Auth
RB (Banner Health) Series 2014A	5.00%	01/01/44 (a)(b)	150,000	153,177
Maricopa Cnty
GO Bonds Series 2018C	4.00%	07/01/38 (b)	400,000	396,849
Phoenix Civic Improvement Corp
Jr Lien Airport RB Series 2019A	4.00%	07/01/49 (b)	100,000	91,630
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2021A	5.00%	01/01/24	200,000	204,334
Refunding RB Series 2016A	5.00%	01/01/31 (b)	300,000	327,178
				1,173,168
CALIFORNIA 19.3%
Alameda Cnty Transportation Commission
Sr Sales Tax RB Series 2022	5.00%	03/01/45 (b)	110,000	122,835
California
GO Bonds	4.00%	11/01/23	100,000	100,979
GO Bonds	5.00%	11/01/25 (b)	500,000	522,508
GO Bonds	5.00%	08/01/27 (b)	200,000	216,924
GO Bonds	5.00%	11/01/28	120,000	135,710
GO Bonds	5.00%	11/01/29	100,000	115,102
GO Bonds	5.00%	10/01/30 (b)	275,000	310,325
GO Bonds	5.00%	04/01/31 (b)	125,000	142,105
GO Bonds	3.75%	04/01/37 (b)	105,000	103,783
GO Bonds	4.00%	04/01/49 (b)	250,000	240,911
GO Refunding Bonds	5.00%	10/01/25	165,000	175,912
GO Refunding Bonds	5.00%	03/01/27 (b)	250,000	262,790
GO Refunding Bonds	5.00%	12/01/27	210,000	233,980
GO Refunding Bonds	5.00%	10/01/28	325,000	366,987
See financial notes
11Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds	5.25%	08/01/32 (c)	300,000	360,202
GO Refunding Bonds	5.00%	03/01/35 (b)	245,000	276,072
GO Refunding Bonds	3.00%	10/01/36 (b)	200,000	180,134
GO Refunding Bonds	4.00%	11/01/37 (b)	150,000	152,917
GO Refunding Bonds	5.00%	09/01/41 (b)	100,000	110,867
California Dept of Water Resources
Water System RB Series BB	5.00%	12/01/23	250,000	255,275
California Educational Facilities Auth
RB (Standford Univ) Series V2	2.25%	04/01/51 (b)	300,000	187,878
California Infrastructure & Economic Development Bank
RB (UCSF 2130 3rd St) Series 2017	5.00%	05/15/42 (b)	100,000	106,815
California Public Works Board
Lease RB Series 2021B	4.00%	05/01/46 (b)	100,000	96,259
Lease RB Series 2021C	5.00%	11/01/46 (b)	200,000	217,845
California State Univ
RB Series 2016A	5.00%	11/01/30 (b)	200,000	216,061
Coast CCD
GO Bonds Series 2006B	0.00%	08/01/30 (c)(d)	385,000	303,677
East Bay Municipal Utility District
Water System Refunding RB Series 2014B	5.00%	06/01/25	235,000	248,799
Foothill Eastern Transportation Corridor Agency
Sr Lien RB Series 1995A	0.00%	01/01/24 (a)(d)	100,000	97,224
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Bonds Series 2013A	5.00%	06/01/30 (a)(b)	250,000	252,180
Grossmont-Cuyamaca CCD
GO Bonds Series 2018B	4.00%	08/01/47 (b)	130,000	125,676
Los Angeles
Sub Refunding RB Series 2018B	5.00%	06/01/25	215,000	227,676
Los Angeles Dept of Airports
Sr RB Series 2020D	4.00%	05/15/48 (b)	200,000	195,858
Los Angeles Dept of Water & Power
Power System RB Series 2018B	5.00%	01/01/24 (b)(c)	200,000	204,278
Power System RB Series 2019D	5.00%	07/01/44 (b)	250,000	268,941
Water System RB Series 2020A	5.00%	07/01/50 (b)	100,000	107,013
Water System Refunding RB Series 2022C	5.00%	07/01/41 (b)	245,000	274,427
Los Angeles USD
GO Refunding Bonds Series 2014C	5.00%	07/01/25 (b)	250,000	258,329
GO Refunding Bonds Series 2017A	5.00%	07/01/25	200,000	212,122
Oakland USD
GO Bonds Series 2021A	4.00%	08/01/46 (b)(c)	195,000	189,144
Orange County Transportation Auth
BAN 2021	5.00%	10/15/24 (a)	210,000	218,280
Riverside County Public Finance Auth
Lease RB Series 2015	5.25%	11/01/45 (a)(b)	100,000	107,418
San Diego Assoc of Governments
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019A	5.00%	11/15/25 (b)	230,000	239,744
San Diego CCD
GO Refunding Bonds Series 2016	5.00%	08/01/29 (a)(b)	145,000	157,250
San Diego Cnty Regional Airport Auth
Sub Airport RB Series 2021A	4.00%	07/01/46 (b)	115,000	107,192
See financial notes
Schwab Municipal Bond ETF | Annual Report12

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2016A	5.00%	04/01/48 (b)	200,000	209,031
San Diego Public Facilities Financing Auth
Water Sub RB Series 2018A	5.00%	08/01/43 (b)	200,000	215,616
San Diego USD
GO Bonds Series 2016I	0.00%	07/01/36 (b)(d)	175,000	101,827
GO Bonds Series 2020M2	4.00%	07/01/50 (b)	100,000	94,291
San Francisco Public Utilities Commission
Water RB Series 2020A	5.00%	11/01/50 (b)	295,000	316,051
Water Refunding RB Series 2016A	5.00%	11/01/26	350,000	381,784
Water Refunding RB Series 2016A	5.00%	11/01/35 (b)	100,000	107,061
Santa Monica CCD
GO Bonds Series 2018A	4.00%	08/01/47 (b)	250,000	241,848
Southern California Metropolitan Water District
RB Series 2021A	5.00%	10/01/46 (b)	100,000	110,429
Sub Water Refunding RB Series 2017A	2.50%	07/01/26	250,000	249,227
Twin Rivers USD
GO Bonds Series 2016	0.00%	08/01/41 (b)(c)(d)	390,000	166,908
Univ of California
Limited Project RB Series 2018O	5.00%	05/15/58 (b)	245,000	257,747
RB Series 2018O	4.00%	05/15/48 (b)	155,000	149,822
RB Series 2020 BE	4.00%	05/15/47 (b)	250,000	244,145
				11,852,191
COLORADO 0.6%
Colorado
COP Series 2020A	4.00%	12/15/35 (b)	150,000	154,065
Weld Cnty SD #RE2
GO Bonds Series 2016	5.00%	12/01/44 (b)(c)	220,000	236,907
				390,972
CONNECTICUT 2.2%
Connecticut
GO Bonds Series 2016E	3.00%	10/15/32 (b)	200,000	192,374
GO Bonds Series 2020A	5.00%	01/15/25	100,000	104,554
GO Bonds Series 2020A	5.00%	01/15/26	100,000	106,828
Special Tax Obligation Bonds Series 2020A	5.00%	05/01/24	200,000	205,825
Transportation RB Series 2016A	4.00%	09/01/35 (b)	170,000	172,359
Transportation RB Series 2020A	5.00%	05/01/27	500,000	547,737
				1,329,677
DISTRICT OF COLUMBIA 1.8%
District of Columbia
GO Bonds Series 2019A	5.00%	10/15/44 (b)	240,000	256,811
Income Tax Secured RB Series 2019A	5.00%	03/01/30 (b)	220,000	252,303
Income Tax Secured RB Series 2019A	4.00%	03/01/44 (b)	200,000	195,040
See financial notes
13Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Washington Metropolitan Transit Auth
RB Series 2020A	5.00%	07/15/45 (b)	125,000	133,398
RB Series 2021A	5.00%	07/15/46 (b)	280,000	300,279
				1,137,831
FLORIDA 2.1%
Central Florida Expressway Auth
Sr Lien Refunding RB Series 2017	5.00%	07/01/42 (b)	125,000	130,558
Florida State Board of Education
Lottery Refunding RB Series 2017A	5.00%	07/01/27	165,000	182,059
Public Education Refunding Bonds Series 2013A	5.00%	06/01/23	250,000	252,303
Fort Myers
Utility System Refunding RB Series 2019A	4.00%	10/01/44 (b)	100,000	96,852
Fort Pierce Utilities Authority
Utilities Refunding RB Series 2022A	4.00%	10/01/52 (b)	125,000	115,682
Hillsborough Cnty Aviation Auth
RB Series 2018F	5.00%	10/01/43 (b)	115,000	120,913
Miami-Dade Cnty
RB Series 2017B	5.00%	10/01/33 (b)	100,000	105,065
Refunding RB Series 2009A	6.88%	10/01/34 (b)(c)	240,000	297,882
				1,301,314
GEORGIA 1.8%
Atlanta
Water & Wastewater Refunding RB Series 2018B	5.00%	11/01/43 (b)	100,000	105,610
Fulton Cnty
Water & Sewerage RB Series 2020A	2.25%	01/01/43 (b)	150,000	101,999
Georgia
GO Bonds Series 2017A	5.00%	02/01/31 (b)	200,000	218,988
GO Bonds Series 2021A	4.00%	07/01/38 (b)	200,000	205,527
Gwinnett Cnty SD
Sales Tax GO Bonds Series 2022B	5.00%	08/01/27	80,000	88,449
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2017C	3.25%	07/01/37 (b)	100,000	91,096
Private Colleges & Universities Auth
RB (Emory Univ) Series 2020B	5.00%	09/01/25	250,000	265,742
				1,077,411
HAWAII 0.4%
Hawaii
GO Bonds Series 2017FK	4.00%	05/01/31 (b)	250,000	261,236
ILLINOIS 4.7%
Chicago
GO Bonds Series 1999	0.00%	01/01/33 (c)(d)	400,000	259,772
Chicago O’Hare International Airport
O’Hare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/26 (b)	150,000	156,675
Cook Cnty
Sales Tax RB Series 2021A	4.00%	11/15/41 (b)	325,000	299,988
See financial notes
Schwab Municipal Bond ETF | Annual Report14

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Illinois
GO Bonds Series 2013	5.50%	07/01/38 (b)	110,000	110,258
GO Bonds Series 2014	5.25%	02/01/29 (b)	200,000	201,842
GO Bonds Series 2017C	5.00%	11/01/29 (b)	400,000	409,957
GO Bonds Series 2017D	5.00%	11/01/25	95,000	97,407
GO Refunding Bonds Series 2016	5.00%	02/01/25	150,000	153,104
Illinois Municipal Electric Agency
Power System Refunding RB Series 2015A	4.00%	02/01/34 (b)	300,000	302,581
Illinois Toll Highway Auth
Sr RB Series 2020A	5.00%	01/01/45 (b)	200,000	210,915
Toll Sr RB Series 2021A	5.00%	01/01/46 (b)	250,000	264,469
Metropolitan Pier & Exposition Auth
RB Series 2002A	0.00%	06/15/34 (c)(d)	325,000	195,398
Refunding Bonds (McCormick Place Expansion) Series 2020A	5.00%	06/15/50 (b)	200,000	195,394
				2,857,760
INDIANA 0.7%
Indiana Finance Auth
Hospital RB (Community Health Network) Series 2012A	5.00%	05/01/42 (a)(b)	100,000	100,661
State Revolving Fund Refunding Bonds Series 2015B	5.00%	02/01/24	90,000	92,114
Indianapolis Local Public Improvement Bond Bank
RB Series 1999E	0.00%	02/01/28 (c)(d)	250,000	211,814
				404,589
IOWA 0.4%
Iowa Higher Education Loan Auth
RB (Grinnell College) Series 2017	5.00%	12/01/46 (b)	220,000	231,247
KANSAS 0.2%
Kansas Department of Transportation
Highway RB Series 2015B	5.00%	09/01/25	125,000	132,639
KENTUCKY 0.7%
Kentucky Municipal Power Agency
Power System Refunding RB Series 2015A	4.00%	09/01/39 (b)(c)	100,000	95,871
Kentucky State Property & Buildings Commission
Refunding RB Series B	5.00%	11/01/25	215,000	226,901
Kentucky Turnpike Auth
Economic Development Road Refunding RB Series 2017B	5.00%	07/01/25	115,000	120,916
				443,688
LOUISIANA 0.4%
Louisiana Public Facilities Auth
Refunding RB (Tulane Univ) Series 2020A	5.00%	04/01/45 (b)	250,000	259,839
See financial notes
15Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MARYLAND 3.1%
Maryland
GO Bonds 2nd Series 2017A	5.00%	08/01/27	265,000	292,865
ULT GO Bonds Series 2017	5.00%	03/15/29 (b)	200,000	219,317
ULT GO Bonds Series 2017B	5.00%	08/01/25	460,000	487,666
Maryland Dept of Transportation
Consolidated Bonds Series 2021A	2.13%	10/01/36 (b)	190,000	148,664
RB Series 2018	5.00%	10/01/26	125,000	135,884
Transportation Bonds Series 2018	5.00%	10/01/28 (b)	85,000	92,241
Maryland Transportation Auth
Transportation Facilities RB Series 2020	4.00%	07/01/50 (b)	250,000	234,106
Prince Georges Cnty
GO Bonds Series 2018A	5.00%	07/15/29 (b)	245,000	275,641
				1,886,384
MASSACHUSETTS 4.7%
Massachusetts
GO Bonds Series 2020E	5.00%	11/01/50 (b)	300,000	320,991
GO Bonds Series 2020D	3.00%	07/01/35 (b)	200,000	183,992
GO Bonds Series 2020E	5.00%	11/01/45 (b)	250,000	269,264
GO Bonds Series 2021A	3.00%	03/01/36 (b)	250,000	227,191
GO Bonds Series 2021D	5.00%	09/01/50 (b)	250,000	269,061
GO Refunding Bonds Series 2016C	5.00%	10/01/24	190,000	197,529
Massachusetts Bay Transportation Auth
RB Series 2021	4.00%	05/01/25	220,000	226,906
Sr Sales Tax Bonds Series 2005A	5.00%	07/01/25	145,000	153,356
Massachusetts Development Finance Agency
RB (Emerson College) Series 2016A	5.00%	01/01/47 (b)	200,000	200,041
RB (Harvard Univ) Series 2016A	5.00%	07/15/26	275,000	297,672
Massachusetts School Building Auth
Sub Sales Tax Bonds Series 2018A	5.25%	02/15/48 (b)	200,000	212,568
Massachusetts Transportation Fund
RB Series 2022B	5.00%	06/01/52 (b)	300,000	324,438
				2,883,009
MICHIGAN 1.0%
Michigan Building Auth
Refunding RB Series 2015I	5.00%	04/15/33 (b)	150,000	157,273
Michigan Finance Auth
RB (Public Lighting Auth) Series 2014B	5.00%	07/01/39 (b)	200,000	200,466
Wayne Cnty Airport Auth
Airport RB Series 2021A	5.00%	12/01/46 (b)	220,000	229,802
				587,541
MINNESOTA 0.2%
Minneapolis Metropolitan Council
ULT GO Series 2021C	5.00%	12/01/26	115,000	125,435
See financial notes
Schwab Municipal Bond ETF | Annual Report16

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NEVADA 0.9%
Clark Cnty
GO Bonds Series 2018A	5.00%	06/01/43 (b)	165,000	175,106
Clark Cnty SD
GO Refunding Bonds Series 2017A	5.00%	06/15/25	200,000	210,676
LT GO Refunding Bonds Series 2016D	5.00%	06/15/23	175,000	176,515
				562,297
NEW JERSEY 4.6%
Hudson Cnty Improvement Auth
Lease RB (Hudson Cnty Courthouse) Series 2020	4.00%	10/01/51 (b)	150,000	140,076
New Jersey
GO Bonds Series 2020A	5.00%	06/01/28	250,000	278,030
ULT GO Series 2020A	5.00%	06/01/29	250,000	282,692
New Jersey Economic Development Auth
RB Series 2016AAA	5.00%	06/15/41 (b)	190,000	193,110
State Lease RB Series 2018A	5.00%	06/15/47 (b)	250,000	252,675
New Jersey Transportation Trust Fund Auth
RB Series 2013AA	5.00%	06/15/36 (b)	220,000	220,789
RB Series 2018A	5.00%	06/15/31 (b)	225,000	236,333
RB Series 2021A	5.00%	06/15/31	100,000	110,751
Revenue Notes Series 2016A1	5.00%	06/15/23	250,000	251,897
Transportation Bonds Series 2019BB	5.00%	06/15/50 (b)	145,000	146,399
Transportation RB Series 2020AA	4.00%	06/15/50 (b)	100,000	84,236
New Jersey Turnpike Auth
RB Series 2015E	5.00%	01/01/45 (b)	150,000	152,961
Refunding RB Series 2005D3	5.25%	01/01/26 (c)	300,000	320,595
Turnpike RB Series 2019A	4.00%	01/01/48 (b)	155,000	147,267
				2,817,811
NEW MEXICO 0.3%
New Mexico Finance Auth
RB Series 2018A	5.00%	06/15/24	155,000	159,795
NEW YORK 22.0%
Hudson Yards Infrastructure
2nd Indenture RB Fiscal 2017 Series A	4.00%	02/15/36 (b)	290,000	291,766
Long Island Power Auth
Electric System RB Series 2016B	5.00%	09/01/41 (b)	190,000	197,748
Electric System RB Series 2018	5.00%	09/01/38 (b)	120,000	128,278
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2012A	0.00%	11/15/30 (d)	150,000	111,749
RB Series 2012E	4.00%	11/15/38 (b)	375,000	375,073
RB Series 2017B	5.00%	11/15/25	100,000	103,663
RB Series 2017D	4.00%	11/15/42 (b)	300,000	260,490
RB Series 2020A1	4.00%	11/15/52 (b)	100,000	80,482
New York City
GO Bonds Fiscal 2014 Series D1	5.00%	08/01/30 (b)	200,000	202,064
GO Bonds Fiscal 2019 Series A	5.00%	08/01/26	160,000	173,062
See financial notes
17Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/30	500,000	576,185
GO Bonds Fiscal 2020 Series D1	4.00%	03/01/50 (b)	100,000	92,741
GO Bonds Fiscal 2021 Series F	3.00%	03/01/51 (b)	200,000	151,672
ULT GO Series 2015F1	3.50%	06/01/33 (b)	185,000	186,483
ULT GO Series 2018F1	5.00%	04/01/43 (b)	125,000	131,588
New York City Municipal Water Finance Auth
Water & Sewer 2nd Resolution RB Fiscal 2017 Series CC1	4.00%	06/15/46 (b)	200,000	188,094
Water & Sewer 2nd Resolution RB Fiscal 2020 Series AA	4.00%	06/15/40 (b)	500,000	485,563
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC	3.75%	06/15/47 (b)	100,000	89,002
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA1	5.00%	06/15/29	300,000	343,255
Water & Sewer System RB Fiscal 2018 Series CC1	4.00%	06/15/48 (b)	150,000	139,728
New York City Transitional Finance Auth
Building Aid RB Fiscal 2015 Series S1	5.00%	07/15/40 (b)	200,000	204,920
Building Aid RB Fiscal 2016 Series S1	4.00%	07/15/40 (b)	100,000	96,863
Future Tax Secured Sub Bonds Fiscal 2015 Series B1	5.00%	08/01/32 (b)	175,000	180,390
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	3.00%	02/01/33 (b)	235,000	226,934
Future Tax Secured Sub Bonds Fiscal 2021 Series C1	4.00%	05/01/42 (b)	100,000	95,315
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/27	100,000	110,759
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/29	250,000	286,576
Future Tax Secured Sub Bonds Fiscal 2022 Series A1	5.00%	11/01/28	215,000	242,403
Future Tax Secured Sub Bonds Fiscal 2022 Series B	4.00%	08/01/48 (b)	150,000	137,978
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	3.00%	08/01/48 (b)	200,000	146,764
RB Fiscal 2018 Series S1	4.00%	07/15/36 (b)	150,000	150,811
RB Fiscal 2019 Series S2A	5.00%	07/15/35 (b)(c)	175,000	189,580
RB Series C1	4.00%	05/01/45 (b)	285,000	266,597
New York Power Auth
RB Series 2020A	4.00%	11/15/50 (b)	100,000	92,086
New York State Dormitory Auth
RB Series 2015A	5.00%	07/01/35 (b)	200,000	209,404
RB Series 2019A	4.00%	07/01/44 (b)	100,000	93,814
Refunding RB (Cornell Univ) Series 2020A	4.00%	07/01/50 (b)	275,000	260,457
Sales Tax RB Series 2018E	5.00%	03/15/48 (b)	250,000	261,931
State Personal Income Tax RB Series 2013A	5.00%	02/15/43 (a)(b)	400,000	400,947
State Personal Income Tax RB Series 2016A	5.00%	02/15/33 (b)	200,000	213,358
State Personal Income Tax RB Series 2016A	5.00%	02/15/36 (b)	100,000	105,277
State Personal Income Tax RB Series 2017B	5.00%	02/15/28 (b)	310,000	340,685
State Personal Income Tax RB Series 2019D	5.00%	02/15/30	200,000	230,361
State Personal Income Tax RB Series 2019D	5.00%	02/15/48 (b)	215,000	226,117
State Personal Income Tax RB Series 2020A	4.00%	03/15/36 (b)	160,000	160,797
State Personal Income Tax Refunding RB Series 2016D	5.00%	02/15/28 (b)	270,000	291,008
State Sales Tax RB Series 2018E	5.00%	03/15/41 (b)	400,000	423,484
New York State Thruway Auth
Jr GO RB Series 2019B	4.00%	01/01/39 (b)	175,000	169,445
Jr Obligation RB Series 2019B	5.00%	01/01/30	135,000	152,972
State Personal Income Tax RB Series 2021A1	5.00%	03/15/35 (b)	435,000	488,354
State Personal Income Tax RB Series 2021A1	4.00%	03/15/41 (b)	250,000	239,318
State Personal Income Tax RB Series 2022A	5.00%	03/15/30	200,000	230,252
New York State Urban Development Corp
State Personal Income Tax RB Series 2017A	5.00%	03/15/27 (a)	155,000	169,521
See financial notes
Schwab Municipal Bond ETF | Annual Report18

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Port Auth of New York & New Jersey
Consolidated Bonds 200th Series	5.25%	10/15/57 (b)	200,000	208,660
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (a)(b)	390,000	405,170
Suffolk Cnty Water Auth
Water System Refunding RB Series 2015	3.00%	06/01/32 (b)	300,000	298,903
Triborough Bridge & Tunnel Auth
General RB Series 2022A	5.00%	11/15/47 (b)	290,000	310,400
Sr Lien RB Series 2021C3	4.00%	05/15/51 (b)	225,000	206,476
Sub Refunding RB Series 2013A	0.00%	11/15/31 (d)	555,000	396,028
Utility Debt Securitization Auth
Restructuring Bonds Series 2015	5.00%	12/15/33 (b)	250,000	265,574
				13,495,375
NORTH CAROLINA 1.4%
North Carolina
GO Refunding Bonds Series 2017A	5.00%	06/01/23	150,000	151,265
Refunding RB Series 2014B	5.00%	06/01/24	150,000	154,691
North Carolina Turnpike Auth
BAN 2020	5.00%	02/01/24	250,000	254,671
RB Series 2019	0.00%	01/01/41 (b)(d)	195,000	86,923
Toll RB (Monroe Expressway) Series 2016A	5.00%	07/01/54 (b)	200,000	198,610
				846,160
OHIO 0.8%
American Municipal Power Ohio
RB (Greenup Hydroelectric) Series 2016A	5.00%	02/15/41 (b)	275,000	281,985
Ohio Higher Educational Facility Commission
Refunding RB (Case Western Reserve Univ) Series 2016	5.00%	12/01/40 (b)	200,000	209,481
				491,466
OKLAHOMA 0.3%
Canadian Cnty Educational Facilities Auth
Lease RB (Mustang Public Schools) Series 2017	3.00%	09/01/29 (b)	200,000	198,536
OREGON 1.9%
Beaverton SD #48J
GO Bonds Series 2014	5.00%	06/15/28 (a)(b)(c)	100,000	103,170
GO Bonds Series 2014B	5.00%	06/15/31 (a)(b)(c)	250,000	257,924
GO Bonds Series 2022B	5.00%	06/15/52 (b)(c)	250,000	273,948
Oregon Dept of Transportation
Highway Sub Lien Refunding RB Series 2019A	5.00%	11/15/36 (b)	200,000	222,236
Highway Tax Sub Lien RB Series 2020A	5.00%	11/15/40 (b)	290,000	319,549
				1,176,827
PENNSYLVANIA 3.2%
Delaware River Port Auth
RB Series 2013	5.00%	01/01/31 (a)(b)	120,000	122,423
Refunding RB Series 2018B	5.00%	01/01/23	200,000	200,000
See financial notes
19Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Pennsylvania
GO Bonds 2nd Series 2016	3.00%	09/15/36 (b)	125,000	111,517
GO Refunding Bonds Series 2017	5.00%	01/01/26	120,000	127,916
GO Refunding Bonds Series 2017	5.00%	01/01/27	300,000	325,399
Pennsylvania State Turnpike Commission
RB Series 2021A	5.00%	12/01/46 (b)	125,000	132,365
Sub RB Series 2021B	5.00%	12/01/46 (b)	200,000	211,023
Sub Refunding RB 3rd Series 2016A	5.00%	12/01/30 (b)	125,000	132,687
Philadelphia
Gas RB 16th Series A	5.00%	08/01/50 (b)(c)	95,000	100,447
Philadelphia IDA
RB (Thomas Jefferson Univ) Series 2017A	5.00%	09/01/47 (b)	200,000	200,626
Philadelphia SD
GO Bonds Series 2018B	4.00%	09/01/43 (b)(c)	195,000	184,805
GO Refunding Bonds Series 2016F	5.00%	09/01/28 (b)(c)	110,000	117,195
				1,966,403
SOUTH CAROLINA 0.7%
South Carolina Public Service Auth
Refunding RB Series 2016A	5.00%	12/01/29 (b)	85,000	89,442
Refunding RB Series 2022A	4.00%	12/01/52 (b)	250,000	213,051
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2021B	5.00%	10/01/25	105,000	111,485
				413,978
TENNESSEE 0.7%
Metro Government of Nashville & Davidson Cnty
GO Bonds Series 2021C	3.00%	01/01/34 (b)	125,000	117,978
RB Series 2013	4.00%	07/01/43 (a)(b)	300,000	301,609
				419,587
TEXAS 9.5%
Bexar Cnty
Tax Refunding Bonds Series 2017	5.00%	06/15/43 (a)(b)	150,000	161,884
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007	5.25%	12/01/30 (b)(c)	315,000	371,876
Sr Lien Sales Tax Refunding RB Series 2021B	4.00%	12/01/51 (b)	275,000	258,489
Dallas-Fort Worth International Airport
Jt Refunding RB Series 2020A	5.00%	11/01/24	200,000	207,621
Refunding RB Series 2020A	5.00%	11/01/27	150,000	165,065
El Paso
Water & Sewer Refunding RB Series 2022A	4.00%	03/01/44 (b)	200,000	190,976
Grand Parkway Transportation Corp
1st Tier Refunding RB Series 2020C	4.00%	10/01/45 (b)	250,000	227,706
Hidalgo Cnty
GO Bonds Series 2018A	4.00%	08/15/43 (b)	200,000	194,914
Houston
Utility System 1st Lien Refunding RB Series 2014C	5.00%	05/15/24	270,000	278,190
Utility System 1st Lien Refunding RB Series 2019B	5.00%	11/15/49 (b)	100,000	105,843
See financial notes
Schwab Municipal Bond ETF | Annual Report20

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Leander ISD
ULT GO Refunding Bonds Series 2016A	0.00%	08/16/42 (b)(c)(d)	350,000	148,436
North Texas Tollway Auth
1st Tier Refunding RB Series 2016A	5.00%	01/01/27 (b)	275,000	280,336
1st Tier System Revenue & Refunding Bonds Series 2017A	5.00%	01/01/43 (b)	145,000	150,784
Refunding RB Series 2008I	6.50%	01/01/43 (a)(b)	295,000	315,805
Refunding RB Series 2014B	5.00%	01/01/31 (b)	230,000	233,920
Refunding RB Series 2015A	4.00%	01/01/38 (b)	150,000	148,760
San Antonio
Electric & Gas System Refunding RB Series 2020	5.00%	02/01/49 (b)	125,000	131,479
Electric & Gas Systems Refunding RB Series 2012	5.25%	02/01/25 (b)	295,000	309,971
Texas
GO Refunding Bonds Series 2014	5.00%	10/01/26 (a)(b)	150,000	154,035
GO Refunding Bonds Series 2014	5.00%	10/01/28 (a)(b)	150,000	154,035
GO Refunding Bonds Series 2014A	5.00%	10/01/44 (a)(b)	420,000	436,351
GO Refunding Bonds Series 2017A	5.00%	10/01/33 (b)	100,000	109,296
Texas Transportation Commission
State Highway Fund 1st Tier Refunding RB Series 2015	5.00%	10/01/24	160,000	166,479
Texas Water Dev Brd
State Water Fund RB Series 2018A	5.00%	10/15/43 (b)	100,000	105,844
State Water Implementation Fund RB Series 2019A	4.00%	10/15/49 (b)	250,000	239,020
Trinity River Auth
Refunding RB Series 2020	3.00%	08/01/31 (b)	115,000	114,719
Univ of Texas
Financing System RB Series 2020A	5.00%	08/15/30	150,000	174,862
Ysleta ISD
ULT GO Bonds Series 2020	4.00%	08/15/50 (b)(c)	300,000	283,203
				5,819,899
VIRGINIA 1.0%
Chesapeake Bay Bridge & Tunnel District
1st Tier RB Series 2016	5.00%	07/01/46 (b)	150,000	150,429
Univ of Virginia
General RB Series 2019B	5.00%	09/01/49 (b)	250,000	272,141
Virginia College Building Auth
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/29 (b)	200,000	221,610
				644,180
WASHINGTON 3.7%
Central Puget Sound Regional Transit Auth
Sales & Motor Vehicle Tax Refunding Bonds Series 2021S1	5.00%	11/01/27	130,000	143,986
Sales & Motor Vehicle Tax Refunding Bonds Series 2021S1	5.00%	11/01/36 (b)	250,000	284,549
Energy Northwest
Electric Refunding RB Series 2018B	5.00%	07/01/23	330,000	333,304
Electric Refunding RB Series 2021A	4.00%	07/01/42 (b)	100,000	96,091
King Cnty
GO Refunding Bonds Series 2021A	4.00%	01/01/27	330,000	346,820
Northshore SD #417
ULT GO Refunding Bonds Series 2022	5.00%	12/01/39 (b)(c)	110,000	123,726
See financial notes
21Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Washington
GO Bonds Series 2020C	5.00%	02/01/40 (b)	160,000	173,299
GO Bonds Series 2023A	5.00%	08/01/47 (b)	200,000	217,197
GO Refunding Bonds Series R2013C	4.00%	07/01/26 (b)	400,000	402,828
GO Refunding Bonds Series R2018C	5.00%	08/01/30 (b)	40,000	43,646
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2022D	4.00%	07/01/28	130,000	139,229
				2,304,675
WEST VIRGINIA 0.3%
W Virginia Parkway Auth
Sr Lien RB Series 2021	5.00%	06/01/47 (b)	190,000	200,886
Total Municipal Securities (Cost $59,520,205)				60,382,711
Total Investments in Securities (Cost $59,520,205)				60,382,711

(a)	Refunded bond.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Credit-enhanced or liquidity-enhanced.
(d)	Zero coupon bond.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
IDA —	Industrial development agency/authority
ISD —	Independent school district
LT —	Limited tax
RB —	Revenue bond
SD —	School district
ULT —	Unlimited tax
USD —	Unified school district

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$60,382,711	$—	$60,382,711
Total	$—	$60,382,711	$—	$60,382,711

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Municipal Bond ETF | Annual Report22

Schwab Municipal Bond ETF
Statement of Assets and Liabilities

As of December 31, 2022
Assets
Investments in securities, at value - unaffiliated (cost $59,520,205)		$60,382,711
Cash		242,417
Receivables:
Interest		754,236
Investments sold	+	269,247
Total assets		61,648,611

Liabilities
Payables:
Investments bought		260,649
Management fees	+	1,409
Total liabilities		262,058
Net assets		$61,386,553

Net Assets by Source
Capital received from investors		$60,512,032
Total distributable earnings	+	874,521
Net assets		$61,386,553

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$61,386,553		1,200,000		$51.16

See financial notes
23Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Statement of Operations

For the period October 12, 2022* through December 31, 2022
Investment Income
Interest received from securities - unaffiliated		$329,133

Expenses
Management fees		2,798
Total expenses	–	2,798
Net investment income		326,335

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(19,675)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	862,506
Net realized and unrealized gains		842,831
Increase in net assets resulting from operations		$1,169,166

*	Commencement of operations.
See financial notes
Schwab Municipal Bond ETF | Annual Report24

Schwab Municipal Bond ETF
Statement of Changes in Net Assets

For the current period only
OPERATIONS
	10/12/22*-12/31/22
Net investment income		$326,335
Net realized losses		(19,675)
Net change in unrealized appreciation (depreciation)	+	862,506
Increase in net assets resulting from operations		$1,169,166

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($294,645)

TRANSACTIONS IN FUND SHARES
	10/12/22*-12/31/22
		SHARES	VALUE
Shares sold		1,200,000	$60,454,448
Other capital		—	57,584
Net transactions in fund shares		1,200,000	$60,512,032

SHARES OUTSTANDING AND NET ASSETS
	10/12/22*-12/31/22
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	1,200,000	61,386,553
End of period		1,200,000	$61,386,553

*	Commencement of operations.
See financial notes
25Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Financial Notes

1. Business Structure of the Fund:
The Schwab Municipal Bond ETF is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab Municipal Bond ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab Emerging Markets Equity ETF	Schwab Ariel ESG ETF
Schwab U.S. REIT ETF	Schwab Crypto Thematic ETF
Schwab U.S. TIPS ETF
The fund issues and redeems shares at its net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s NAV can be found at www.schwabassetmanagement.com.
Schwab Municipal Bond ETF commenced operations on October 12, 2022.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
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Schwab Municipal Bond ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and exchange-traded funds.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
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Schwab Municipal Bond ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2022 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, the fund operates as a limited derivatives user, with respect to purchase commitments held within the fund, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the fund’s exposure is monitored under a derivatives risk management program.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e)  Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
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Schwab Municipal Bond ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Municipal Securities Risk. The fund primarily invests in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the fund guarantees that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent that the fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. In addition, many municipal securities are issued to finance specific projects (especially those relating to education, health care, transportation and utilities) and conditions in those sectors can affect the overall municipal market. National governmental actions, such as the elimination of tax-exempt status or the reduction of financial support to municipalities, also could affect performance. Municipalities continue to experience difficulties in the current economic and political environment.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low. Changes in interest rates also may affect the fund’s share price: a rise in interest rates generally causes the fund’s share price to fall. The longer the fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
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Schwab Municipal Bond ETF
Financial Notes (continued)

3. Risk Factors (continued):
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Portfolio Turnover Risk. The fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund’s shareholders.
Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.
Derivatives Risk. The fund may invest in derivative instruments. The principal types of derivatives used by the fund are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk and liquidity risk, are discussed elsewhere in this section. The fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. The fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Taxable Investments Risk. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax and in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
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Schwab Municipal Bond ETF
Financial Notes (continued)

3. Risk Factors (continued):
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the fund, the investment adviser is entitled to receive an annual management fee, payable monthly, equal to 0.03% of the fund’s average daily net assets.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to the Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The fund had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the fund.
State Street Bank and Trust Company (State Street) serves as the fund’s transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the fund’s shares. The transfer agent is also responsible for the order-taking function for the fund’s shares.
State Street also serves as custodian and accountant for the fund. The custodian is responsible for the daily safekeeping of securities and cash held by the fund. The fund’s accountant maintains all books and records related to the fund’s transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
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Schwab Municipal Bond ETF
Financial Notes (continued)

7. Borrowing from Banks (continued):
During the period, the fund was a participant with other funds in the Fund Complex, in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2022, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$34,655,873	$6,192,172

9. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund often consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Such variable charges, if any, are included in Other Capital on the Financial Highlights and on the Statement of Changes in Net Assets. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended December 31, 2022, were as follows:
IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
$31,140,846	$0
For the period ended December 31, 2022, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended December 31, 2022 are disclosed in the fund’s Statement of Operations, if any.

10. Federal Income Taxes:
As of December 31, 2022, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$59,512,867	$1,026,524	($156,680)	$869,844
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Schwab Municipal Bond ETF
Financial Notes (continued)

10. Federal Income Taxes (continued):
As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED TAX-EXEMPT INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
$24,279	$869,844	($19,602)	$874,521
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the differing treatment of amortization of bond discounts and premiums. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2022 , the fund had capital loss carryforwards of $19,602.
The tax-basis components of distributions paid during the period ended December 31, 2022 were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS
TAX-EXEMPT INCOME	ORDINARY INCOME
$294,373	$272
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations.
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2022, the fund did not incur any interest or penalties.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Municipal Bond ETF
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab Municipal Bond ETF
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Municipal Bond ETF (the “Fund”), one of the funds constituting Schwab Strategic Trust, as of December 31, 2022, the related statement of operations, the statement of changes in net assets and the financial highlights for the period from October 12, 2022 (commencement of operations) through December 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, as of December 31, 2022, and the results of its operations, the changes in its net assets and the financial highlights for the period from October 12, 2022 (commencement of operations) through December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers . We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 16, 2023
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab Municipal Bond ETF
Other Federal Tax Information (unaudited)

Under section 852(b)(5) of the Internal Revenue Code, the fund designates 99.91% of the distributions paid from net investment income as exempt interest dividends for the period ended December 31, 2022.
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Schwab Municipal Bond ETF
Liquidity Risk Management Program  (unaudited)

The fund has adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated the fund’s investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. The program is reasonably designed to assess and manage a fund’s liquidity risk, taking into consideration the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each fund’s investments is supported by third-party liquidity assessment vendors.
The fund’s Board reviewed a report at its meeting held on September 19, 2022 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2021, through May 31, 2022, which included individual fund liquidity metrics. No significant liquidity events were noted in the report. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing liquidity risk. The fund commenced operations on October 12, 2022.
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Schwab Municipal Bond ETF
Investment Advisory Agreement Approval

Initial Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the 1940 Act), requires that the approval of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) called and held a meeting on June 8, 2022, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser), as investment adviser to the Schwab Municipal Bond ETF (the Fund) under the investment advisory agreement between Schwab Strategic Trust (the Trust) and the investment adviser (the Agreement). In preparation for the meeting, the Board requested and reviewed a wide variety of materials provided by the investment adviser and considered information that the Board receives from the investment adviser throughout the year, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also received data provided by an independent provider of investment company data. In recognition of the fact that the Fund had not yet commenced operations, the Board also considered information provided by the investment adviser in connection with the Board’s consideration of approval of the investment advisory agreement with respect to the other funds within the Trust. The Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of each year, including information that relates to those funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees received advice from Independent Trustees’ legal counsel, including with respect to the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participated in question and answer sessions with representatives of the investment adviser and met in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, approved the Agreement with respect to the Fund. The
Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting, including:
1.
the nature, extent and quality of the services to be provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates to be dedicated to the Fund;
2.
the investment adviser’s investment performance in managing other index-based exchange-traded funds;
3.
the Fund’s estimated expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the expected profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to management of the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by the investment adviser to the Fund and the resources that the investment adviser and its affiliates will dedicate to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support to be provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees also considered Schwab’s overall financial condition and reputation as a full service brokerage firm as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations,
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Schwab Municipal Bond ETF
that the nature, extent and quality of services to be provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported approval of the Agreement with respect to the Fund.
Fund Performance. Since the Fund had not commenced operations and therefore did not have any performance of its own, the Board considered the Fund’s expected index tracking error and the characteristics of the Fund’s proposed index relative to other market indices in determining whether to approve the Agreement. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expected performance of the Fund supported approval of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the proposed rate of compensation called for by the Agreement and the Fund’s estimated operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and the services to be provided as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking national municipal bond indices. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported approval of the Agreement with respect to the Fund.
Profitability. With regard to profitability, the Trustees considered the expected compensation to be flowing to the investment adviser and its affiliates, directly or indirectly. The Trustees reviewed management’s profitability analysis of the investment adviser relating to the Fund, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Fund and other funds in the complex. The Trustees also considered any other potential benefits to be derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the expected compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services to be rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems that would benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of the investment adviser, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the Fund.
Economies of Scale. Recognizing that the Fund had not yet commenced operations and had no assets, the Trustees considered the potential existence of any economies of scale and whether those could be expected to be passed along to the Fund’s shareholders by way of the relatively low advisory fee and unitary fee structure of the Fund through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in the investment adviser’s infrastructure, including modernizing its technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing the Fund to scale and keeping overall expenses down as the Fund grows. The Trustees acknowledged that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund may increase as a result of regulatory or other developments. Based on this evaluation, the Board concluded within the context of its full deliberations that the Fund may be expected to obtain reasonable benefits from economies of scale if such economies develop.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services to be provided and the related expenses to be borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
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Schwab Municipal Bond ETF
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	105	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	105	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	105	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	105	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	105	None
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Schwab Municipal Bond ETF

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		105	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Municipal Bond ETF
Glossary

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
ask See “offer.”
asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.
bid The highest price at which someone is willing to buy a security.
Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations The date that the first NAV was calculated.
coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.
creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
ICE AMT-Free Core U.S. National Municipal Index An index that tracks the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by U.S. states and territories as well as their political subdivisions. Qualifying securities must be exempt from Federal taxes and must not be subject to alternative minimum tax. In addition, qualifying securities must have at least one day remaining term to final maturity, a fixed coupon schedule (including zero coupon bonds) and an investment grade rating (based on the middle rating of Moody’s, S&P and Fitch). If rated by all three agencies, two of the three ratings must be Baa3/BBB- or higher; if rated by two agencies, the lowest rating must be Baa3/BBB- or higher; and if rated by a single agency the security must be rated Baa3/BBB- or higher. Qualifying securities must have at least $25 million currently outstanding face value and must be part of a deal with an original offering size of at least $100 million. Limited offering securities qualify for inclusion. The index excludes certain types of securities, including, among others, floating rate debt, step-coupon bonds, private placements, and securities in legal default. Index constituents are market capitalization weighted. Accrued interest is
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calculated assuming next-day settlement. Cash flows from bond payments that are received during the month are retained in the index until the end of the month and then are removed as part of the rebalancing. Cash does not earn any reinvestment income while it is held in the index. All inclusion rules and constraints are imposed monthly as part of the index rebalancing. The index is rebalanced on the last calendar day of the month.
inception date The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity The ability to convert a security or asset quickly into cash.
liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask) The lowest price at which an individual is willing to sell a security.
open The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.
prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
primary market The market that deals with the issuance of new securities.
refunded bond A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
replication If a fund uses a full replication method, the fund will invest substantially all of its assets proportionately in the securities included in the underlying index.
revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
sampling If a fund uses a sampling method, the fund will not fully replicate the underlying index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index as closely as a fund that uses a full replication method.
secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread The gap between bid and ask prices of a security.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error The difference between the performance of the fund and its benchmark index, positive or negative.
Treasury inflation protected security (TIPS) A United States Treasury bond whose principal increases at the same rate as the Consumer Price Index (CPI).The interest payment is then calculated off that inflated (adjusted) principal and repaid at maturity.
weighted average For mutual funds or ETFs, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
Schwab Municipal Bond ETF | Annual Report44

Schwab Municipal Bond ETF
yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.
45Schwab Municipal Bond ETF | Annual Report

Notes

Notes

Schwab Municipal Bond ETF
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Dividend Equity ETF
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Schwab Municipal Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF
Active, Semi-Transparent (Also Known As Non-Transparent) ETF
Schwab Ariel ESG ETF
Thematic ETFs
Schwab Crypto Thematic ETF
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2023 Charles Schwab Investment Management, Inc., dba Schwab Asset Management. All rights reserved.
Printed on recycled paper.
*
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.
The Schwab Ariel ESG ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
•
You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
•
The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.
•
These additional risks may be even greater in bad or uncertain market conditions.
•
The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.
For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information. These risks are discussed on the next page.

Schwab Municipal Bond ETF
Active semi-transparent ETFs operate differently from other exchange-traded funds (ETFs). Unlike other ETFs, an active semi-transparent ETF does not publicly disclose its entire portfolio composition each business day, which may affect the price at which shares of the ETF trade in the secondary market. Active semi-transparent ETFs have limited public trading history. There can be no assurance that an active trading market will develop, be maintained or operate as intended. There is a risk that the market price of an active semi-transparent ETF may vary significantly from the ETF’s net asset value and that its shares may trade at a wider bid/ask spread and, therefore, cost investors more to trade than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Proxy Portfolio Risk: Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per Share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETF trading on the basis of a published Proxy Portfolio may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore may cost investors more to trade. Also, while the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
Proxy Portfolio Construction: The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio. The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction.
Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and the fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website www.schwabassetmanagement.com.
Because environmental, social and governance (ESG) strategies exclude some securities, ESG-focused products may not be able to take advantage of the same opportunities or market trends as products that do not use such strategies. Additionally, the criteria used to select companies for investment may result in investing in securities, industries or sectors that underperform the market as a whole.

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MFR120001-00
00282278

Item 2:	Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of twenty-nine operational series. Eight series have a fiscal year-end of December 31, whose annual financial statements are reported in Item 1, seven series have a fiscal year-end of the last day of February, two series have a fiscal year end of March 31, and twelve series have a fiscal year-end of August 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the twenty-nine operational series during 2022/2023 and the twenty-seven operational series during 2021/2022, based on their respective 2022/2023 and 2021/2022 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the funds:

(a)Audit Fees[1]		(b)Audit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2022/2023	Fiscal Year 2021/2022	Fiscal Year 2022/2023	Fiscal Year 2021/2022	Fiscal Year 2022/2023	Fiscal Year 2021/2022	Fiscal Year 2022/2023	Fiscal Year 2021/2022
$505,650	$468,400	$0	$0	$89,900	$83,700	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2022: $3,031,117                     2021: $3,088,431

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has separately-designated standing audit, compliance and valuation committee established in accordance with Section 3(a)58)(A) of the Exchange Act. The Registrant’s audit, compliance and valuation committee members are Kimberly S. Patmore and J. Derek Penn.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab Fixed-Income ETFs and Schwab Municipal Bond ETF

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date: February 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date: February 16, 2023

By:	/s/ Dana Smith
Dana Smith Chief Financial Officer

Date: February 16, 2023